UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund: BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Impact Mortgage Fund
BlackRock Income Fund
BlackRock Low Duration Bond Portfolio
BlackRock Sustainable High Yield Bond Fund
BlackRock Sustainable Low Duration Bond Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2023

Date of reporting period: 03/31/2023

Item 1 – Report to Stockholders
(a)  The Report to Shareholders is attached herewith.
             (b)  Not Applicable

MARCH 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Low Duration Bond Portfolio

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended March 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large- and small-capitalization U.S. stocks declined, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and volatile commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity.
Although the Fed has decelerated the pace of interest rate hikes, we believe that it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S.
dollar provides a supportive backdrop. We also see long-term opportunities in credit, where we believe that valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
15.62% (7.73)%
U.S. small cap equities
(Russell 2000
®
Index)
9.14 (11.61)
International equities (MSCI
Europe, Australasia, Far
East Index)
27.27 (1.38)
Emerging market equities
(MSCI Emerging Markets
Index)
14.04 (10.70)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
1.93 2.52
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.38 (6.90)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
4.89 (4.78)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.00 0.26
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
7.88 (3.35)
This Page is not Part of Your Fund Report

Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of March 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Core Bond Portfolio
Investment Objective
BlackRock Core Bond Portfolio’s (the “Fund”) investment objective is to seek to realize a total return that exceeds that of the reference benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2023, all of the Fund’s share classes outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.
What factors influenced performance?
The Fund’s active positioning with respect to duration (sensitivity to interest rate changes) was the most significant contributor to performance relative to the benchmark as
Treasury yields declined over the reporting period. Holdings of U.S. investment grade corporate bonds and structured products also proved additive to relative performance.
The Fund’s index replication and absolute return strategies detracted from relative performance over the reporting period.
The Fund held a 2.1% cash position on average over the period and a 1.0% cash position at period end. The Fund’s cash position did not have a material impact on performance. By period end, the Fund was underweight duration as compared to the benchmark.
Describe recent portfolio activity.
During the fourth quarter of 2022, the Fund tactically rotated across select spread sectors as the investment adviser believed there were attractive opportunities that emerged on the back of the Fed’s fastest rate hiking cycle in decades. Specifically, the Fund increased its active tilts within U.S. investment grade corporate credit given the increased dispersion of risk/reward within the sector, while reducing its overweight in agency mortgage-backed securities (“MBS”). Within securitized assets, exposure was shifted toward higher quality commercial mortgage-backed securities and structurally protected collateralized loan obligations.
Outside the United States, exposure to European sovereigns was trimmed given elevated recession and geopolitical risks. In addition, the Fund held a short position with respect to Japanese long-term government bonds. The Fund was defensively positioned in emerging market debt given concerns around tighter central bank policies, weakening growth and reduced liquidity.
During the first quarter of 2023, the Fund increased its underweight stance with respect to duration and corresponding interest rate sensitivity. Exposure to U.S. investment grade corporate bonds was trimmed as spreads became less attractive, while exposure to agency MBS was tactically increased given the investment adviser's belief that the sector had a favorable risk/reward profile in a shifting rate environment. Finally, the Fund became somewhat less defensive with respect to emerging markets.
Describe portfolio positioning at period end.
At the end of the reporting period, the Fund maintained a below-benchmark duration stance. The aggregate yield-to-worst of the Fund’s holdings was above that of the benchmark. The Fund was overweight agency MBS, and, slightly, investment grade corporate bonds. Within structured products, the Fund was focused on the top of the capital structure. Outside of the United States, the Fund continued to trim its European sovereign position given supply risks and reduced recession odds, while continuing to hold a short position in Japanese long government bonds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of March 31, 2023 (continued)

Fund Summary
BlackRock Core Bond Portfolio
Performance
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 4.14% 4.04% 5.83% (4.67)% N/A 1.13% N/A 1.53% N/A
Investor A ............... 3.74 3.65 5.69 (5.00) (8.80)% 0.88 0.06% 1.25 0.83%
Investor C ............... 3.15 3.04 5.32 (5.64) (6.57) 0.12 0.12 0.65 0.65
Class K ................ 4.19 4.14 5.97 (4.60) N/A 1.19 N/A 1.60 N/A
Class R ................ 3.64 3.46 5.69 (5.13) N/A 0.63 N/A 1.00 N/A
Bloomberg U.S. Aggregate
Bond Index
(c)
.......... — — 4.89 (4.78) N/A 0.91 N/A 1.36 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Aggregate Bond Index (the
“benchmark”). On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds
II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,058.30 $ 2.21 $ 1,000.00 $ 1,022.79 $ 2.17 0.43%
Investor A ................................ 1,000.00 1,056.90 3.49 1,000.00 1,021.54 3.43 0.68
Investor C ................................ 1,000.00 1,053.20 7.32 1,000.00 1,017.80 7.19 1.43
Class K .................................. 1,000.00 1,059.70 1.95 1,000.00 1,023.04 1.92 0.38
Class R .................................. 1,000.00 1,056.90 4.77 1,000.00 1,020.29 4.68 0.93
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 33.6%
U.S. Treasury Obligations ............................. 28.9
Corporate Bonds ................................... 20.7
Asset-Backed Securities .............................. 9.2
Non-Agency Mortgage-Backed Securities .................. 5.7
Foreign Government Obligations ........................ 1.0
Municipal Bonds ................................... 0.7
Foreign Agency Obligations ............................ 0.2
Preferred Securities ................................. 0.0
(b)
Other Interests .................................... 0.0
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/Aaa
(d)
...................................... 71.9%
AA/Aa ......................................... 2.3
A ............................................ 10.2
BBB/Baa ....................................... 13.6
BB/Ba ......................................... 0.3
B ............................................ 0.1
CCC/Caa ....................................... 0.0
(b)
NR ........................................... 1.6
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

Fund Summary
as of March 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders
6
BlackRock High Yield Bond Portfolio
Investment Objective
BlackRock High Yield Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2023, all of the Fund’s share classes outperformed its benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped
Index, except the Fund’s Investor C class shares which underperformed.
What factors influenced performance?
Asset allocation was a key contributor to performance, led by a tactical overweight allocation to investment-grade BBB-rated bonds. Positions in high yield index products also contributed to performance, followed by an underweight in the media and entertainment sector. An overweight in B-rated securities contributed to performance, as well.
The Fund’s foreign currency positioning was the largest detractor, followed by an overweight in U.S. Treasuries that the investment adviser held for the purpose of portfolio liquidity. An elevated cash position also weighed on performance, as did an underweight in the gaming sector.
Describe recent portfolio activity.
The investment adviser maintained below-average portfolio risk due to the combination of rising interest rates and slowing economic growth. It held a consistent underweight in BBs, but it increased the Fund’s position in BBBs in late 2022 as it uncovered opportunities that the investment adviser believed to be attractive relative value opportunities in this area. Later in the period, it trimmed this position in favor of short duration mid- to high-quality high yield bonds. (Duration is a measure of interest rate sensitivity.)
The investment adviser maintained a tactical allocation to bank loans at just under 10% of the portfolio. Loans meaningfully outperformed other credit sectors in 2022 due to their lower duration, but they lagged somewhat in the first three months of 2023.
Describe portfolio positioning at period end.
The Fund remained underweight in BBs and overweight in Bs and CCCs, and it maintained the out-of-benchmark allocations to loans and investment-grade corporates. The
Fund maintained its longstanding overweight in the information technology sector. It was also overweight in the aerospace and defense and independent energy sectors, and it was underweight in the retail, auto and healthcare sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 7.74% 7.74% 8.18% (3.09)% N/A 3.30% N/A 4.22% N/A
Service ................ 7.47 7.47 8.20 (3.21) N/A 3.02 N/A 3.93 N/A
Investor A ............... 7.09 7.08 8.17 (3.42) (7.28)% 2.96 2.13% 3.89 3.46%
Investor C ............... 6.72 6.72 7.81 (4.04) (4.96) 2.26 2.26 3.28 3.28
Class K ................ 7.84 7.84 8.40 (2.85) N/A 3.41 N/A 4.33 N/A
Class R ................ 7.16 7.16 8.04 (3.65) N/A 2.69 N/A 3.58 N/A
Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index
(c)
........ — — 7.88 (3.35) N/A 3.19 N/A 4.09 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its assets in high yield bonds. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization
(the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

Fund Summary
as of March 31, 2023 (continued)

Fund Summary
BlackRock High Yield Bond Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,081.80 $ 3.01 $ 1,000.00 $ 1,022.04 $ 2.92 0.58%
Service .................................. 1,000.00 1,082.00 4.36 1,000.00 1,020.74 4.23 0.84
Investor A ................................ 1,000.00 1,081.70 4.77 1,000.00 1,020.34 4.63 0.92
Investor C ................................ 1,000.00 1,078.10 8.19 1,000.00 1,017.05 7.95 1.58
Class K .................................. 1,000.00 1,084.00 2.44 1,000.00 1,022.59 2.37 0.47
Class R .................................. 1,000.00 1,080.40 6.02 1,000.00 1,019.15 5.84 1.16
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 89.0%
Floating Rate Loan Interests ........................... 9.8
Preferred Securities ................................. 0.6
Common Stocks ................................... 0.4
Asset-Backed Securities .............................. 0.1
Foreign Agency Obligations ............................ 0.1
Other Interests .................................... 0.0
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AA/Aa ......................................... 0.1%
A ............................................ 0.9
BBB/Baa ....................................... 11.7
BB/Ba ......................................... 35.0
B ............................................ 40.5
CCC/Caa ....................................... 9.7
CC/Ca ........................................ 0.0
(b)
NR ........................................... 2.1
(a)
Excludes short-term securities, options purchased, options written and investments sold short.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Fund Summary
as of March 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders
8
BlackRock Low Duration Bond Portfolio
Investment Objective
BlackRock Low Duration Bond Portfolio’s (the “Fund”) investment objective is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2023, all of the Fund’s share classes outperformed its benchmark, the ICE BofA 1-3 Year U.S. Corporate & Government Index.
What factors influenced performance?
Positive contributions to the Fund's performance relative to the benchmark were led by allocations to sectors that trade at a yield spread relative to U.S. Treasuries, including both investment grade and high yield corporate bonds. Within securitized assets, exposure to both asset-backed securities (“ABS”) and residential mortgage-backed securities (“MBS”) contributed to performance. Finally, positioning in U.S. Treasuries and emerging market debt contributed positively.
The main detractor from the Fund’s relative performance was positioning with respect to interest rates, including the Fund’s stance with respect to overall duration and corresponding interest rate sensitivity and positioning along the yield curve. Holdings of cash and cash equivalents detracted modestly from performance.
With respect to derivatives, the Fund utilized Treasury futures to hedge interest rate risk, which detracted from performance. The Fund’s cash position averaged 8.0% over the six-month period and was 5.7% at period end. The cash position did not have a material impact on performance.
Describe recent portfolio activity.
Over the period, the Fund tactically traded duration on the back of large interest rate swings which included a spiking of rates in September 2022, an easing in January 2023, another upward shift in February 2023, and a sharp decline in March 2023. The Fund maintained a bias towards high quality while reducing risk exposure at the margins. In this vein, the Fund maintained an elevated allocation to U.S. Treasuries. The Fund also increased exposure to callable agency issues for incremental income and held agency
MBS for high quality, liquid diversification. Similarly, the Fund reduced its allocation to high yield corporate bonds and almost fully exited emerging market debt. Commercial mortgage-backed securities (“CMBS”) have come under pressure from higher rates which have pressured floating rate borrowers. In addition, commercial properties are seeing higher vacancies due to work-from-home policies. As a result, we are less constructive on the sector and reduced the CMBS allocation by nearly half. Within corporate credit, the Fund reduced exposure to financials in favor of high quality sectors with predictable cash flows, such as pharmaceuticals and technology. Within ABS, the Fund rotated away from consumer backed loans on the view that the consumer may come under pressure with higher rates and a slower economy, and into prime credit cards.
Describe portfolio positioning at period end.
At reporting period end, the Fund had a below-benchmark duration on the view that the front end of the Treasury curve could move higher from current levels. The Fund maintained a high quality, liquid portfolio, in order to be ready to take advantage of opportunities if credit spreads widen further. The Fund had a somewhat cautious stance on credit risk. The Fund held out of benchmark allocations to securitized assets and was underweight investment grade corporate bonds relative to the benchmark.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of March 31, 2023 (continued)

Fund Summary
BlackRock Low Duration Bond Portfolio
Performance
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 4.33% 4.31% 3.19% 0.11% N/A 1.19% N/A 1.28% N/A
Investor A ............... 3.99 3.97 3.06 (0.14) (2.39)% 0.94 0.48% 0.99 0.76%
Investor A1 .............. 4.23 4.11 3.14 0.01 N/A 1.09 N/A 1.15 N/A
Investor C ............... 3.34 3.29 2.68 (0.89) (1.85) 0.19 0.19 0.38 0.38
Class K ................ 4.38 4.37 3.22 0.16 N/A 1.24 N/A 1.32 N/A
Class R ................ 3.83 3.70 2.93 (0.40) N/A 0.69 N/A 0.72 N/A
ICE BofA 1-3 Year U.S.
Corporate & Government
Index
(c)
.............. — — 2.40 0.30 N/A 1.27 N/A 1.02 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain classes.
(b)
The Fund invests primarily in investment grade bonds and maintains an average portfolio duration that is between 0-3 years. The Fund normally invests at least 80% of its assets in debt securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock
Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index comprised of investment grade corporate bonds and U.S. Government Agency and U.S. Treasury securities with a maturity ranging from one to three years. On March
1, 2021 the Fund began to track the 4pm pricing variant of the ICE BofA 1-3 Year U.S. Corporate & Government Index (the "Index"). Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the Index. Index data on and after March 1, 2021 is for the 4pm pricing variant of the Index.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,031.90 $ 2.03 $ 1,000.00 $ 1,022.94 $ 2.02 0.40%
Investor A ................................ 1,000.00 1,030.60 3.29 1,000.00 1,021.69 3.28 0.65
Investor A1 ............................... 1,000.00 1,031.40 2.53 1,000.00 1,022.44 2.52 0.50
Investor C ................................ 1,000.00 1,026.80 7.07 1,000.00 1,017.95 7.04 1.40
Class K .................................. 1,000.00 1,032.20 1.77 1,000.00 1,023.19 1.77 0.35
Class R .................................. 1,000.00 1,029.30 4.55 1,000.00 1,020.44 4.53 0.90
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

Fund Summary
as of March 31, 2023 (continued)
2023
BlackRock Semi-Annual Report to Shareholders
10
BlackRock Low Duration Bond Portfolio
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 32.5%
U.S. Treasury Obligations ............................. 26.3
Asset-Backed Securities .............................. 19.9
U.S. Government Sponsored Agency Securities .............. 10.6
Non-Agency Mortgage-Backed Securities .................. 10.0
Foreign Agency Obligations ............................ 0.7
Floating Rate Loan Interests ........................... 0.0
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/ Aaa
(d)
...................................... 60.8%
AA/Aa ......................................... 2.7
A ............................................ 14.9
BBB/Baa ....................................... 15.5
BB/Ba ......................................... 1.9
B ............................................ 1.0
CCC/ Caa ....................................... 0.0
(b)
D ............................................ 0.0
(b)
NR ........................................... 3.2
(a)
Excludes short-term securities and TBA sale commitments.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

About Fund Performance
2023
BlackRock Semi-Annual Report to Shareholders
12
Institutional and Class K Shares  are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Service Shares (available only in BlackRock High Yield Bond Portfolio) are not subject to any sales charge. These shares are subject to a service fee of  0.25% per year (but no distribution fee) and are only available to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for all funds included in this report, except for BlackRock Low Duration Bond
Portfolio which is subject to an initial sales charge of 2.25%. These shares are subject to a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor A1 Shares (available only in BlackRock Low Duration Bond Portfolio ) are subject to a maximum initial sales charge (front-end load) of  1.00%  and a service fee of  0.10 % per year (but no distribution fee). The maximum initial sales charge does not apply to current eligible shareholders of Investor A1 Shares of the Fund. These shares are only available for dividend and capital gain reinvestment by existing shareholders and for purchase by certain eligible employer-sponsored retirement plans. Certain redemption of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through the reinvestment of dividends and capital gains by existing shareholders.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of  0.25% per year and a service fee of  0.25% per year. These shares are available only to certain employer-sponsored retirement plans.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or high er than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Schedule of Investments
(unaudited)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities
522 Funding CLO Ltd.
(a)(b)
Series 2019-4A, Class DR, (3-mo. LIBOR
USD at 3.65% Floor + 3.65%), 8.46%,
04/20/30 .................... USD 470 $ 425,855
Series 2019-5A, Class AR, (3-mo. CME
Term SOFR at 1.33% Floor + 1.33%),
5.99%, 04/15/35 ............... 250 243,069
ACREC LLC, Series 2023-FL2, Class A, (1-mo.
CME Term SOFR at 2.23% Floor + 2.23%),
6.92%, 02/19/38
(a)(b)
............... 1,060 1,047,273
AGL CLO 12 Ltd., Series 2021-12A, Class
A1, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 5.97%, 07/20/34
(a)(b)
......... 1,730 1,690,824
AGL CLO 14 Ltd., Series 2021-14A, Class
A, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 5.97%, 12/02/34
(a)(b)
......... 1,530 1,494,155
AGL CLO 7 Ltd.
(a)(b)
Series 2020-7A, Class AR, (3-mo. LIBOR
USD at 1.20% Floor + 1.20%), 5.99%,
07/15/34 .................... 540 527,803
Series 2020-7A, Class DR, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 7.89%,
07/15/34 .................... 250 230,816
AGL Core CLO 15 Ltd., Series 2021-15A, Class
A1, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 5.96%, 01/20/35
(a)(b)
......... 250 244,016
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1, (3-mo. LIBOR USD at 1.39% Floor +
1.39%), 6.20%, 04/20/32
(a)(b)
......... 1,320 1,312,505
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (3-mo. LIBOR USD at 1.07% Floor +
1.07%), 5.88%, 04/20/33
(a)(b)
......... 920 905,264
AGL Static CLO 18 Ltd., Series 2022-18A,
Class B, (3-mo. CME Term SOFR at 2.00%
Floor + 2.00%), 6.65%, 04/21/31
(a)(b)
.... 260 249,845
AIG CLO LLC, Series 2018-1A, Class A1R, (3-
mo. LIBOR USD at 1.12% Floor + 1.12%),
5.93%, 04/20/32
(a)(b)
............... 280 275,822
AIMCO CLO
(a)(b)
Series 2017-AA, Class CR, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 6.91%,
04/20/34 .................... 250 236,264
Series 2018-BA, Class AR, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 5.89%,
01/15/32 .................... 1,290 1,270,014
Ajax Mortgage Loan Trust, Series 2021-C,
Class A, 2.12%, 01/25/61
(b)(c)
......... 7,180 6,712,948
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (3-mo. LIBOR USD at 1.08% Floor +
1.08%), 5.90%, 10/21/28
(a)(b)
......... 804 797,709
Allegro CLO IV Ltd., Series 2016-1A, Class
BR2, (3-mo. LIBOR USD at 1.55% Floor +
1.55%), 6.34%, 01/15/30
(a)(b)
......... 250 243,750
ALM Ltd., Series 2020-1A, Class A2, (3-mo.
LIBOR USD + 1.85%), 6.64%, 10/15/29
(a)(b)
1,660 1,625,824
AMMC CLO 22 Ltd., Series 2018-22A, Class
B, (3-mo. LIBOR USD at 1.45% Floor +
1.45%), 6.27%, 04/25/31
(a)(b)
......... 250 241,375
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1R2, (3-mo. LIBOR USD + 1.05%), 5.87%,
07/24/29
(a)(b)
.................... 405 401,884
AMSR Trust, Series 2020-SFR2, Class D,
3.28%, 07/17/37
(b)
................ 557 521,143
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (3-mo. LIBOR USD at
1.20% Floor + 1.20%), 6.00%, 01/19/35
(a)(b)
250 243,283
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1, (3-mo. LIBOR USD at 1.17%
Floor + 1.17%), 5.96%, 07/15/34
(a)(b)
.... USD 2,495 $ 2,432,654
Anchorage Capital CLO 3-R Ltd., Series 2014-
3RA, Class B, (3-mo. LIBOR USD at 1.50%
Floor + 1.50%), 6.30%, 01/28/31
(a)(b)
.... 1,040 1,002,102
Anchorage Capital CLO 4-R Ltd., Series 2014-
4RA, Class A, (3-mo. LIBOR USD at 1.05%
Floor + 1.05%), 5.85%, 01/28/31
(a)(b)
.... 900 889,682
Anchorage Capital CLO 5-R Ltd.
(a)(b)
Series 2014-5RA, Class B, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 6.24%,
01/15/30 .................... 420 412,731
Series 2014-5RA, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 6.64%,
01/15/30 .................... 250 242,729
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class ARR, (3-mo. LIBOR USD at 1.05%
Floor + 1.05%), 5.84%, 07/15/30
(a)(b)
.... 1,211 1,197,596
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR2, (3-mo. LIBOR
USD at 1.09% Floor + 1.09%), 5.89%,
01/28/31 .................... 929 920,391
Series 2015-7A, Class BR2, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.55%,
01/28/31 .................... 1,640 1,596,046
Series 2015-7A, Class D1R2, (3-mo. LIBOR
USD at 3.50% Floor + 3.50%), 8.30%,
01/28/31 .................... 250 220,977
Anchorage Capital CLO 8 Ltd., Series 2016-8A,
Class BR2, (3-mo. LIBOR USD at 1.80%
Floor + 1.80%), 6.61%, 10/27/34
(a)(b)
.... 650 622,797
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (3-mo. LIBOR
USD + 1.25%), 6.06%, 10/13/30 .... 670 663,985
Series 2018-1RA, Class A1, (3-mo. LIBOR
USD at 0.99% Floor + 0.99%), 5.81%,
04/13/31 .................... 2,240 2,214,291
Anchorage Capital Europe CLO 2 DAC, Series
2A, Class B1R, (3-mo. EURIBOR at 1.60%
Floor + 1.60%), 2.98%, 04/15/34
(a)(b)
.... EUR 272 279,069
Apidos CLO XII, Series 2013-12A, Class
AR, (3-mo. LIBOR USD at 1.08% Floor +
1.08%), 5.87%, 04/15/31
(a)(b)
......... USD 4,916 4,860,112
Apidos CLO XV, Series 2013-15A, Class
A1RR, (3-mo. LIBOR USD at 1.01% Floor +
1.01%), 5.82%, 04/20/31
(a)(b)
......... 500 494,894
Apidos CLO XVIII, Series 2018-18A, Class
A1, (3-mo. LIBOR USD at 1.14% Floor +
1.14%), 5.96%, 10/22/30
(a)(b)
......... 350 345,364
Apidos CLO XX, Series 2015-20A, Class
A1RA, (3-mo. LIBOR USD at 1.10% Floor +
1.10%), 5.89%, 07/16/31
(a)(b)
......... 250 246,638
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class A2R, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.31%,
04/20/31 .................... 250 244,007
Series 2015-22A, Class CR, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 7.76%,
04/20/31 .................... 250 234,992
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................ 92 82,815

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Arbor Realty Commercial Real Estate Notes
Ltd.
(a)(b)
Series 2022-FL1, Class A, (SOFR 30 Day
Average at 1.45% Floor + 1.45%), 6.01%,
01/15/37 .................... USD 10,000 $ 9,800,511
Series 2022-FL2, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.68%,
05/15/37 .................... 1,350 1,326,375
Ares European CLO XII DAC, Series 12A,
Class B1R, (3-mo. EURIBOR at 1.70% Floor
+ 1.70%), 4.04%, 04/20/32
(a)(b)
........ EUR 297 307,710
Ares LII CLO Ltd., Series 2019-52A, Class
A1R, (3-mo. LIBOR USD at 1.05% Floor +
1.05%), 5.87%, 04/22/31
(a)(b)
......... USD 1,770 1,745,847
Ares LIX CLO Ltd., Series 2021-59A, Class
A, (3-mo. LIBOR USD at 1.03% Floor +
1.03%), 5.85%, 04/25/34
(a)(b)
......... 250 244,530
Ares LVI CLO Ltd., Series 2020-56A, Class
AR, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 5.98%, 10/25/34
(a)(b)
......... 410 399,513
Ares XLVIII CLO Ltd., Series 2018-48A, Class
B, (3-mo. LIBOR USD at 1.58% Floor +
1.58%), 6.39%, 07/20/30
(a)(b)
......... 250 243,855
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (3-mo. LIBOR USD + 1.17%), 5.96%,
10/15/30
(a)(b)
.................... 310 307,174
Armada Euro CLO III DAC, Series 3A, Class
DR, (3-mo. EURIBOR at 3.30% Floor +
3.30%), 5.64%, 07/15/31
(a)(b)
......... EUR 287 281,933
Assurant CLO Ltd., Series 2018-2A, Class
A, (3-mo. LIBOR USD at 1.04% Floor +
1.04%), 5.85%, 04/20/31
(a)(b)
......... USD 250 247,005
Atrium IX, Series 9A, Class AR2, (3-mo. LIBOR
USD at 0.99% Floor + 0.99%), 5.94%,
05/28/30
(a)(b)
.................... 979 968,209
Avoca CLO XVIII DAC, Series 18X, Class C,
(3-mo. EURIBOR at 1.75% Floor + 1.75%),
4.04%, 04/15/31
(a)(d)
............... EUR 100 101,167
Avoca CLO XXII DAC, Series 22X, Class B1,
(3-mo. EURIBOR at 1.30% Floor + 1.30%),
3.59%, 04/15/35
(a)(d)
............... 200 201,717
Babson CLO Ltd., Series 2015-IA, Class
BR, (3-mo. LIBOR USD at 1.40% Floor +
1.40%), 6.21%, 01/20/31
(a)(b)
......... USD 250 243,619
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.31%,
07/20/30 .................... 250 240,298
Series 2018-2A, Class A1, (3-mo. LIBOR
USD at 1.08% Floor + 1.08%), 5.88%,
07/19/31 .................... 330 326,884
Series 2018-2A, Class B, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.40%,
07/19/31 .................... 250 239,137
Series 2021-3A, Class D, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 7.92%,
07/24/34 .................... 250 214,073
Bardot CLO Ltd., Series 2019-2A, Class
DR, (3-mo. LIBOR USD at 3.00% Floor +
3.00%), 7.82%, 10/22/32
(a)(b)
......... 250 232,968
Barings CLO Ltd.
(a)(b)
Series 2018-3A, Class A1, (3-mo. LIBOR
USD at 0.95% Floor + 0.95%), 5.76%,
07/20/29 .................... 134 133,348
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-3A, Class A1R, (3-mo. LIBOR
USD at 1.07% Floor + 1.07%), 5.88%,
04/20/31 .................... USD 250 $ 246,236
Battalion CLO 18 Ltd., Series 2020-18A, Class
BR, (3-mo. LIBOR USD at 1.75% Floor +
1.75%), 6.54%, 10/15/36
(a)(b)
......... 375 352,078
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A1R2, (3-mo. LIBOR
USD at 1.07% Floor + 1.07%), 5.86%,
07/18/30 .................... 1,305 1,291,016
Series 2015-8A, Class A2R2, (3-mo. LIBOR
USD at 1.55% Floor + 1.55%), 6.34%,
07/18/30 .................... 666 648,876
Battalion CLO X Ltd., Series 2016-10A, Class
A1R2, (3-mo. LIBOR USD at 1.17% Floor +
1.17%), 5.99%, 01/25/35
(a)(b)
......... 2,870 2,795,274
Battalion CLO XI Ltd., Series 2017-11A, Class
BR, (3-mo. LIBOR USD at 1.72% Floor +
1.72%), 6.54%, 04/24/34
(a)(b)
......... 250 235,470
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. LIBOR USD at 1.18% Floor +
1.18%), 5.97%, 07/15/34
(a)(b)
......... 1,000 974,518
BDS LLC, Series 2022-FL11, Class ATS, (1-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
6.56%, 03/19/39
(a)(b)
............... 2,144 2,097,041
BDS Ltd., Series 2021-FL7, Class A, (1-mo.
LIBOR USD at 1.07% Floor + 1.07%),
5.83%, 06/16/36
(a)(b)
............... 9,610 9,341,058
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R2, (3-mo. LIBOR USD at
1.45% Floor + 1.45%), 6.24%, 07/15/29
(a)(b)
1,250 1,230,045
Benefit Street Partners CLO III Ltd., Series
2013-IIIA, Class A2R2, (3-mo. LIBOR USD
at 1.65% Floor + 1.65%), 6.46%, 07/20/29
(a)
(b)
........................... 400 396,225
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (3-mo. LIBOR USD
at 1.09% Floor + 1.09%), 5.90%, 04/20/31
(a)
(b)
........................... 960 949,932
Benefit Street Partners CLO XII Ltd., Series
2017-12A, Class B, (3-mo. LIBOR USD +
2.00%), 6.79%, 10/15/30
(a)(b)
......... 310 299,293
BHG Securitization Trust
(b)
Series 2022-A, Class C, 3.08%, 02/20/35 753 621,917
Series 2022-C, Class A, 5.32%, 10/17/35 790 783,561
Series 2022-C, Class B, 5.93%, 10/17/35 302 301,599
Birch Grove CLO 2 Ltd., Series 2021-2A, Class
A1, (3-mo. LIBOR USD at 1.26% Floor +
1.26%), 6.06%, 10/19/34
(a)(b)
......... 250 244,480
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class CR, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.07%,
06/15/31 .................... 250 237,694
Series 19A, Class DR, (3-mo. LIBOR
USD at 3.35% Floor + 3.35%), 8.22%,
06/15/31 .................... 250 236,243
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (3-mo. LIBOR
USD + 1.18%), 6.00%, 10/22/30 .... 1,702 1,684,674
Series 2015-3A, Class A1R, (3-mo. LIBOR
USD at 1.00% Floor + 1.00%), 5.81%,
04/20/31 .................... 250 246,192
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class B, (3-mo. LIBOR USD at 1.50% Floor
+ 1.50%), 6.29%, 07/15/31
(a)(b)
........ 870 836,027

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BlueMountain CLO XXIII Ltd., Series 2018-23A,
Class B, (3-mo. LIBOR USD at 1.70% Floor
+ 1.70%), 6.51%, 10/20/31
(a)(b)
........ USD 250 $ 239,190
BlueMountain CLO XXIX Ltd., Series 2020-
29A, Class BR, (3-mo. LIBOR USD at
1.75% Floor + 1.75%), 6.57%, 07/25/34
(a)(b)
250 239,756
BlueMountain CLO XXVIII Ltd., Series 2021-
28A, Class A, (3-mo. LIBOR USD at 1.26%
Floor + 1.26%), 6.05%, 04/15/34
(a)(b)
.... 130 127,219
Bluemountain Euro CLO DAC, Series 2021-2A,
Class B1, (3-mo. EURIBOR at 1.75% Floor
+ 1.75%), 4.08%, 10/15/35
(a)(b)
........ EUR 660 666,835
BPCRE Ltd., Series 2022-FL2, Class A, (1-mo.
CME Term SOFR at 2.40% Floor + 2.40%),
7.09%, 01/16/37
(a)(b)
............... USD 829 820,481
Bridge Street CLO II Ltd., Series 2021-1A,
Class A1A, (3-mo. LIBOR USD at 1.23%
Floor + 1.23%), 6.04%, 07/20/34
(a)(b)
.... 250 244,825
Bristol Park CLO Ltd., Series 2016-1A, Class
BR, (3-mo. LIBOR USD at 1.45% Floor +
1.45%), 6.24%, 04/15/29
(a)(b)
......... 250 242,967
Buttermilk Park CLO Ltd., Series 2018-1A,
Class A1, (3-mo. LIBOR USD at 1.10%
Floor + 1.10%), 5.89%, 10/15/31
(a)(b)
.... 250 246,478
Canyon Capital CLO Ltd., Series 2019-1A,
Class A1R, (3-mo. LIBOR USD at 1.10%
Floor + 1.10%), 5.89%, 04/15/32
(a)(b)
.... 610 600,109
Canyon CLO Ltd., Series 2020-3A, Class B, (3-
mo. LIBOR USD at 1.70% Floor + 1.70%),
6.49%, 01/15/34
(a)(b)
............... 350 336,141
Carlyle C17 CLO Ltd., Series C17A, Class
A1AR, (3-mo. LIBOR USD at 1.03% Floor +
1.03%), 5.83%, 04/30/31
(a)(b)
......... 1,860 1,840,440
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class A1R2, (3-mo. LIBOR
USD at 0.97% Floor + 0.97%), 5.76%,
04/17/31
(a)(b)
.................... 798 787,956
Carlyle US CLO Ltd.
(a)(b)
Series 2016-4A, Class A2R, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 6.26%,
10/20/27 .................... 250 245,718
Series 2018-1A, Class A2, (3-mo. LIBOR
USD + 1.50%), 6.31%, 04/20/31 .... 250 243,568
Series 2018-4A, Class B, (3-mo. LIBOR
USD at 2.07% Floor + 2.07%), 6.88%,
01/20/31 .................... 250 242,740
Series 2021-6A, Class A1, (3-mo. LIBOR
USD at 1.16% Floor + 1.16%), 5.95%,
07/15/34 .................... 800 781,884
CBAM Ltd., Series 2017-1A, Class A1, (3-mo.
LIBOR USD + 1.25%), 6.06%, 07/20/30
(a)(b)
1,569 1,556,183
Cedar Funding II CLO Ltd.
(a)(b)
Series 2013-1A, Class ARR, (3-mo. LIBOR
USD at 1.08% Floor + 1.08%), 5.89%,
04/20/34 .................... 710 692,460
Series 2013-1A, Class BRR, (3-mo. LIBOR
USD at 1.35% Floor + 1.35%), 6.16%,
04/20/34 .................... 680 644,518
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class ARR, (3-mo. LIBOR USD at 1.05%
Floor + 1.05%), 5.86%, 04/20/34
(a)(b)
.... 3,930 3,830,189
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (3-mo. LIBOR USD at 1.35%
Floor + 1.35%), 6.30%, 05/29/32
(a)(b)
.... 280 272,586
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class BRR, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.41%,
04/27/31 .................... USD 250 $ 244,001
Series 2014-2RA, Class B1, (3-mo. LIBOR
USD at 2.80% Floor + 2.80%), 7.62%,
04/24/30 .................... 250 235,014
Series 2015-3A, Class BR, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 5.95%,
04/19/29 .................... 330 321,040
Series 2017-1A, Class AR, (3-mo. LIBOR
USD at 1.01% Floor + 1.01%), 5.83%,
04/23/29 .................... 1,006 996,522
Series 2017-1A, Class B, (3-mo. LIBOR
USD + 1.70%), 6.52%, 04/23/29 .... 340 334,485
Series 2018-1A, Class A, (3-mo. LIBOR
USD + 1.00%), 5.79%, 04/18/31 .... 2,380 2,351,831
Series 2019-5A, Class A1R1, (3-mo. LIBOR
USD at 1.14% Floor + 1.14%), 5.93%,
01/15/35 .................... 250 243,856
Series 2020-1A, Class A1R, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 5.94%,
07/15/36 .................... 300 293,149
Series 2020-1A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.44%,
07/15/36 .................... 740 714,694
Series 2020-3A, Class A1R, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 5.94%,
10/20/34 .................... 1,350 1,317,206
Series 2021-4A, Class A, (3-mo. LIBOR
USD at 1.05% Floor + 1.05%), 5.84%,
07/15/33 .................... 1,450 1,429,433
Series 2021-5A, Class A, (3-mo. LIBOR
USD at 1.14% Floor + 1.14%), 5.93%,
07/15/34 .................... 330 322,361
Clontarf Park CLO DAC, Series 1X, Class CE,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.59%, 08/05/30
(a)(d)
............... EUR 390 407,923
College Avenue Student Loans LLC
(b)
Series 2021-B, Class B, 2.42%, 06/25/52 USD 250 219,725
Series 2021-B, Class C, 2.72%, 06/25/52 100 84,575
Series 2021-C, Class D, 4.11%, 07/26/55 100 83,219
CVC Cordatus Loan Fund IV DAC, Series 4X,
Class BR1, (3-mo. EURIBOR at 1.30% Floor
+ 1.30%), 3.97%, 02/22/34
(a)(d)
........ EUR 260 264,092
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (3-mo. LIBOR USD at 1.18% Floor +
1.18%), 5.99%, 10/20/30
(a)(b)
......... USD 1,404 1,388,857
Diameter Capital CLO 1 Ltd., Series 2021-1A,
Class A1A, (3-mo. LIBOR USD at 1.24%
Floor + 1.24%), 6.03%, 07/15/36
(a)(b)
.... 500 489,806
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1A, (3-mo. CME Term SOFR at
1.39% Floor + 1.39%), 6.05%, 04/15/37
(a)(b)
250 243,753
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (3-mo. LIBOR USD at 1.04%
Floor + 1.04%), 5.85%, 04/20/34
(a)(b)
.... 1,180 1,154,838
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (3-mo. LIBOR USD at 1.70%
Floor + 1.70%), 6.49%, 10/15/30
(a)(b)
.... 630 611,233
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class B, (3-mo. LIBOR USD at 1.65% Floor
+ 1.65%), 6.44%, 07/15/30
(a)(b)
........ 250 242,545

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (3-mo. LIBOR USD + 1.12%), 5.91%,
01/15/31
(a)(b)
.................... USD 4,900 $ 4,847,345
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. LIBOR USD at 1.60% Floor +
1.60%), 6.39%, 07/18/30
(a)(b)
......... 250 243,191
Dryden 76 CLO Ltd., Series 2019-76A, Class
A1R, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 5.96%, 10/20/34
(a)(b)
......... 250 242,964
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (3-mo. LIBOR USD at 1.12% Floor +
1.12%), 6.04%, 05/20/34
(a)(b)
......... 810 790,747
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (3-mo. LIBOR USD at 1.10% Floor +
1.10%), 6.02%, 05/20/34
(a)(b)
......... 520 507,296
Dryden XXVI Senior Loan Fund, Series
2013-26A, Class AR, (3-mo. LIBOR USD +
0.90%), 5.69%, 04/15/29
(a)(b)
......... 289 285,962
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (3-mo. LIBOR USD at
1.20% Floor + 1.20%), 6.06%, 08/15/30
(a)(b)
1,601 1,589,736
EDvestinU Private Education Loan Issue No.
4 LLC, Series 2022-A, Class A, 5.25%,
11/25/40
(b)
..................... 604 585,790
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class AR, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 5.96%,
04/20/34 .................... 1,000 976,223
Series 2019-2A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.46%,
04/20/34 .................... 250 242,374
Elmwood CLO V Ltd.
(a)(b)
Series 2020-2A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.46%,
10/20/34 .................... 620 600,068
Series 2020-2A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.81%,
10/20/34 .................... 541 517,657
Elmwood CLO X Ltd.
(a)(b)
Series 2021-3A, Class A, (3-mo. LIBOR
USD at 1.04% Floor + 1.04%), 5.85%,
10/20/34 .................... 1,620 1,594,477
Series 2021-3A, Class C, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 6.76%,
10/20/34 .................... 250 241,455
Elmwood CLO XII Ltd., Series 2021-5A, Class
A, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 5.96%, 01/20/35
(a)(b)
......... 250 243,163
Fidelity Grand Harbour CLO DAC, Series 2021-
1A, Class D, (3-mo. EURIBOR at 3.60%
Floor + 3.60%), 5.89%, 10/15/34
(a)(b)
.... EUR 250 237,222
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (3-mo. LIBOR USD at 1.11% Floor +
1.11%), 5.91%, 07/19/34
(a)(b)
......... USD 3,150 3,079,735
FS Rialto, Series 2021-FL3, Class A, (1-mo.
LIBOR USD at 1.25% Floor + 1.25%),
5.98%, 11/16/36
(a)(b)
............... 3,097 3,041,029
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR 30 Day
Average at 1.90% Floor + 1.90%), 6.46%,
01/19/39 .................... 3,347 3,280,289
Series 2022-FL5, Class A, (1-mo. CME Term
SOFR at 2.30% Floor + 2.30%), 6.99%,
06/19/37 .................... 786 787,495
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-FL6, Class A, (1-mo. CME Term
SOFR at 2.58% Floor + 2.58%), 7.27%,
08/17/37 .................... USD 1,469 $ 1,473,334
Series 2022-FL7, Class A, (1-mo. CME Term
SOFR at 2.90% Floor + 2.90%), 7.59%,
10/19/39 .................... 955 945,995
Galaxy XV CLO Ltd., Series 2013-15A, Class
ARR, (3-mo. LIBOR USD at 0.97% Floor +
0.97%), 5.76%, 10/15/30
(a)(b)
......... 395 390,061
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
A1, (3-mo. LIBOR USD at 1.10% Floor +
1.10%), 5.89%, 07/15/31
(a)(b)
......... 280 275,627
Galaxy XXII CLO Ltd., Series 2016-22A, Class
ARR, (3-mo. LIBOR USD at 1.20% Floor +
1.20%), 5.99%, 04/16/34
(a)(b)
......... 910 888,980
Generate CLO 2 Ltd., Series 2A, Class AR, (3-
mo. LIBOR USD at 1.15% Floor + 1.15%),
5.97%, 01/22/31
(a)(b)
............... 1,250 1,234,645
Generate CLO 3 Ltd.
(a)(b)
Series 3A, Class AR, (3-mo. LIBOR USD +
1.25%), 6.06%, 10/20/29 ......... 430 426,278
Series 3A, Class BR, (3-mo. LIBOR USD +
1.75%), 6.56%, 10/20/29 ......... 930 918,315
Generate CLO 4 Ltd., Series 4A, Class A1R,
(3-mo. LIBOR USD + 1.09%), 5.90%,
04/20/32
(a)(b)
.................... 1,050 1,036,945
Gilbert Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 6.74%, 10/15/30
(a)(b)
......... 640 618,306
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class B1, (3-mo. LIBOR
USD + 1.55%), 6.36%, 04/20/30
(a)(b)
.... 250 244,865
GoldenTree Loan Opportunities IX Ltd.
(a)(b)
Series 2014-9A, Class AR2, (3-mo. LIBOR
USD at 1.11% Floor + 1.11%), 5.91%,
10/29/29 .................... 339 337,065
Series 2014-9A, Class BR2, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.40%,
10/29/29 .................... 500 491,792
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class DR, (3-mo. LIBOR USD at
3.05% Floor + 3.05%), 7.86%, 07/20/31
(a)(b)
250 236,577
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 5.94%,
10/20/34
(a)(b)
.................... 1,050 1,024,426
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class A, (3-mo. LIBOR USD at
1.20% Floor + 1.20%), 6.01%, 07/20/34
(a)(b)
250 243,977
GoodLeap Sustainable Home Solutions
Trust, Series 2023-1GS, Class A, 5.52%,
02/22/55
(b)(e)
.................... 938 915,251
Grippen Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (3-mo. LIBOR
USD at 1.26% Floor + 1.26%), 6.07%,
01/20/30 .................... 211 209,364
Series 2017-1A, Class D, (3-mo. LIBOR
USD at 3.30% Floor + 3.30%), 8.11%,
01/20/30 .................... 250 235,136
GSAA Home Equity Trust, Series 2006-5, Class
2A1, (1-mo. LIBOR USD at 0.14% Floor +
0.14%), 4.99%, 03/25/36
(a)
.......... 452 161,752
Gulf Stream Meridian 1 Ltd., Series 2020-IA,
Class A1, (3-mo. LIBOR USD at 1.37%
Floor + 1.37%), 6.16%, 04/15/33
(a)(b)
.... 1,180 1,160,683

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Gulf Stream Meridian 3 Ltd., Series 2021-IIIA,
Class A1, (3-mo. LIBOR USD at 1.32%
Floor + 1.32%), 6.11%, 04/15/34
(a)(b)
.... USD 250 $ 244,782
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (3-mo. LIBOR USD at 1.20%
Floor + 1.20%), 5.99%, 07/15/34
(a)(b)
.... 2,580 2,529,150
Gulf Stream Meridian 5 Ltd., Series 2021-5A,
Class A2, (3-mo. LIBOR USD at 1.80%
Floor + 1.80%), 6.59%, 07/15/34
(a)(b)
.... 280 272,562
Gulf Stream Meridian 7 Ltd., Series 2022-7A,
Class A1, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.99%, 07/15/35
(a)(b)
.... 360 350,105
Henley CLO IV DAC, Series 4X, Class B1,
(3-mo. EURIBOR at 1.35% Floor + 1.35%),
3.80%, 04/25/34
(a)(d)
............... EUR 130 131,260
Highbridge Loan Management Ltd.
(a)(b)
Series 12A-18, Class A1B, (3-mo. LIBOR
USD + 1.25%), 6.04%, 07/18/31 .... USD 250 244,038
Series 3A-2014, Class A1R, (3-mo. LIBOR
USD + 1.18%), 5.97%, 07/18/29 .... 610 605,677
HPS Loan Management Ltd.
(a)(b)
Series 10A-16, Class A1RR, (3-mo. LIBOR
USD at 1.14% Floor + 1.14%), 5.95%,
04/20/34 .................... 1,540 1,504,975
Series 6A-2015, Class A1R, (3-mo. LIBOR
USD + 1.00%), 5.81%, 02/05/31 .... 3,009 2,983,990
ICG US CLO Ltd., Series 2015-1A, Class
A1R, (3-mo. LIBOR USD at 1.14% Floor +
1.14%), 5.94%, 10/19/28
(a)(b)
......... 539 535,341
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo.
LIBOR USD + 1.70%), 6.57%, 09/15/29
(a)(b)
250 245,411
KREF Ltd., Series 2022-FL3, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
6.21%, 02/17/39
(a)(b)
............... 10,000 9,825,428
LCM 29 Ltd., Series 29A, Class AR, (3-mo.
LIBOR USD at 1.07% Floor + 1.07%),
5.86%, 04/15/31
(a)(b)
............... 250 245,341
LCM XIV LP, Series 14A, Class AR, (3-mo.
LIBOR USD + 1.04%), 5.85%, 07/20/31
(a)(b)
250 245,427
LCM XX LP, Series 20A, Class BR, (3-mo.
LIBOR USD + 1.55%), 6.36%, 10/20/27
(a)(b)
250 247,097
LCM XXI LP, Series 21A, Class AR, (3-mo.
LIBOR USD + 0.88%), 5.69%, 04/20/28
(a)(b)
140 139,813
Lendmark Funding Trust
(b)
Series 2021-2A, Class C, 3.09%, 04/20/32 380 309,803
Series 2022-1A, Class A, 5.12%, 07/20/32 1,696 1,668,135
LoanCore Issuer Ltd., Series 2022-CRE7,
Class A, (SOFR 30 Day Average at 1.55%
Floor + 1.55%), 6.11%, 01/17/37
(a)(b)
.... 4,099 3,965,250
Logan CLO I Ltd., Series 2021-1A, Class A, (3-
mo. LIBOR USD at 1.16% Floor + 1.16%),
5.97%, 07/20/34
(a)(b)
............... 1,010 986,364
Long Point Park CLO Ltd., Series 2017-1A,
Class A2, (3-mo. LIBOR USD at 1.38%
Floor + 1.38%), 6.17%, 01/17/30
(a)(b)
.... 250 240,325
Longfellow Place CLO Ltd., Series 2013-1A,
Class BR3, (3-mo. LIBOR USD at 1.75%
Floor + 1.75%), 6.54%, 04/15/29
(a)(b)
.... 250 248,127
Madison Park Funding XI Ltd., Series 2013-
11A, Class AR2, (3-mo. LIBOR USD at
0.90% Floor + 0.90%), 5.72%, 07/23/29
(a)(b)
2,109 2,085,745
Madison Park Funding XIII Ltd.
(a)(b)
Series 2014-13A, Class AR2, (3-mo. LIBOR
USD at 0.95% Floor + 0.95%), 5.75%,
04/19/30 .................... 923 916,501
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-13A, Class BR2, (3-mo. LIBOR
USD + 1.50%), 6.30%, 04/19/30 .... USD 960 $ 944,995
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A1R2, (3-mo. LIBOR USD at
0.92% Floor + 0.92%), 5.74%, 01/22/28
(a)(b)
982 974,362
Madison Park Funding XLI Ltd., Series 12A,
Class AR, (3-mo. LIBOR USD + 0.83%),
5.65%, 04/22/27
(a)(b)
............... 224 222,319
Madison Park Funding XLII Ltd., Series 13A,
Class C, (3-mo. LIBOR USD at 1.80% Floor
+ 1.80%), 6.62%, 11/21/30
(a)(b)
........ 250 238,492
Madison Park Funding XLV Ltd., Series 2020-
45A, Class AR, (3-mo. LIBOR USD at 1.12%
Floor + 1.12%), 5.91%, 07/15/34
(a)(b)
.... 1,050 1,024,896
Madison Park Funding XXIII Ltd.
(a)(b)
Series 2017-23A, Class BR, (3-mo. LIBOR
USD at 1.55% Floor + 1.55%), 6.36%,
07/27/31 .................... 250 244,650
Series 2017-23A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.81%,
07/27/31 .................... 250 239,552
Madison Park Funding XXIV Ltd., Series 2016-
24A, Class BR, (3-mo. CME Term SOFR +
2.01%), 6.65%, 10/20/29
(a)(b)
......... 250 247,040
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (3-mo. LIBOR USD at
1.65% Floor + 1.65%), 6.47%, 04/25/29
(a)(b)
320 312,640
Madison Park Funding XXVI Ltd., Series
2017-26A, Class AR, (3-mo. LIBOR USD +
1.20%), 6.00%, 07/29/30
(a)(b)
......... 1,658 1,647,480
Madison Park Funding XXVII Ltd., Series
2018-27A, Class A1A, (3-mo. LIBOR USD +
1.03%), 5.84%, 04/20/30
(a)(b)
......... 250 247,587
Madison Park Funding XXXIII Ltd., Series
2019-33A, Class AR, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 5.95%,
10/15/32
(a)(b)
.................... 290 287,417
Madison Park Funding XXXV Ltd., Series
2019-35A, Class A1R, (3-mo. LIBOR USD at
0.99% Floor + 0.99%), 5.80%, 04/20/32
(a)(b)
730 716,458
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (3-mo. LIBOR USD at
1.07% Floor + 1.07%), 5.86%, 07/15/33
(a)(b)
410 403,320
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. LIBOR USD at
1.12% Floor + 1.12%), 5.91%, 07/17/34
(a)(b)
1,130 1,102,638
Man GLG Euro CLO VI DAC, Series 6A, Class
DR, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 5.79%, 10/15/32
(a)(b)
......... EUR 320 313,967
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (3-mo. LIBOR USD at 1.18% Floor
+ 1.18%), 5.97%, 12/18/30
(a)(b)
........ USD 430 424,577
Mariner CLO LLC
(a)(b)
Series 2016-3A, Class AR2, (3-mo. LIBOR
USD at 0.99% Floor + 0.99%), 5.81%,
07/23/29 .................... 264 262,392
Series 2016-3A, Class CR2, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 6.87%,
07/23/29 .................... 1,125 1,078,933
Mariner Finance Issuance Trust
(b)
Series 2019-AA, Class B, 3.51%, 07/20/32 500 485,176
Series 2020-AA, Class B, 3.21%, 08/21/34 260 236,814
Series 2020-AA, Class C, 4.10%, 08/21/34 330 297,870
Series 2021-BA, Class D, 3.42%, 11/20/36 220 175,528
Series 2022-AA, Class A, 6.45%, 10/20/37 1,538 1,553,459

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
MF1 Multifamily Housing Mortgage Loan Trust
(a)
(b)
Series 2022-FL9, Class A, (1-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.91%,
06/19/37 .................... USD 857 $ 848,122
Series 2022-FL10, Class A, (1-mo. CME
Term SOFR at 2.64% Floor + 2.64%),
7.39%, 09/17/37 ............... 668 670,845
MidOcean Credit CLO III, Series 2014-3A,
Class A3A2, (3-mo. LIBOR USD at 0.97%
Floor + 0.97%), 5.79%, 04/21/31
(a)(b)
.... 472 467,694
Mosaic Solar Loan Trust
(b)
Series 2022-3A, Class A, 6.10%, 06/20/53 311 323,040
Series 2023-1A, Class A, 5.32%, 06/20/53 1,099 1,080,561
MP CLO III Ltd., Series 2013-1A, Class AR,
(3-mo. LIBOR USD + 1.25%), 6.06%,
10/20/30
(a)(b)
.................... 812 804,054
Navient Private Education Loan Trust
(b)
Series 2014-AA, Class A3, (1-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.28%,
10/15/31
(a)
................... 592 590,132
Series 2015-AA, Class A3, (1-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.38%,
11/15/30
(a)
................... 544 542,246
Series 2018-BA, Class A2A, 3.61%,
12/15/59 .................... 190 183,718
Series 2020-A, Class A2B, (1-mo. LIBOR
USD + 0.90%), 5.58%, 11/15/68
(a)
... 352 344,823
Navient Private Education Refi Loan Trust
(b)
Series 2018-DA, Class A2A, 4.00%,
12/15/59 .................... 592 570,462
Series 2019-CA, Class A2, 3.13%, 02/15/68 400 381,341
Series 2021-DA, Class B, 2.61%, 04/15/60 370 345,704
Series 2021-DA, Class C, 3.48%, 04/15/60 950 849,669
Series 2021-DA, Class D, 4.00%, 04/15/60 300 272,290
Navient Student Loan Trust, Series 2019-BA,
Class A2A, 3.39%, 12/15/59
(b)
........ 272 258,982
Neuberger Berman CLO XVI-S Ltd., Series
2017-16SA, Class AR, (3-mo. LIBOR USD
at 1.04% Floor + 1.04%), 5.83%, 04/15/34
(a)
(b)
........................... 570 555,014
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class BRR, (3-mo. LIBOR USD at
1.65% Floor + 1.65%), 6.44%, 07/15/34
(a)(b)
250 241,160
Neuberger Berman CLO XXII Ltd., Series
2016-22A, Class BR, (3-mo. LIBOR USD at
1.65% Floor + 1.65%), 6.44%, 10/17/30
(a)(b)
400 391,398
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class AR, (3-mo. LIBOR
USD at 0.92% Floor + 0.92%), 5.71%,
10/18/30 .................... 1,430 1,415,852
Series 2017-26A, Class BR, (3-mo. LIBOR
USD at 1.40% Floor + 1.40%), 6.19%,
10/18/30 .................... 250 243,619
Neuberger Berman Loan Advisers CLO 34
Ltd., Series 2019-34A, Class BR, (3-mo.
CME Term SOFR at 1.75% Floor + 1.75%),
6.39%, 01/20/35
(a)(b)
............... 250 243,136
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class BR, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 6.26%,
07/20/31
(a)(b)
.................... 250 243,632
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 5.89%,
07/16/35
(a)(b)
.................... USD 880 $ 858,279
OAK Hill European Credit Partners V DAC,
Series 2016-5A, Class BR, (3-mo.
EURIBOR at 1.90% Floor + 1.90%), 4.29%,
01/21/35
(a)(b)
.................... EUR 250 255,971
OCP CLO Ltd.
(a)(b)
Series 2013-4A, Class BRR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 6.72%,
04/24/29 .................... USD 945 920,591
Series 2014-5A, Class A1R, (3-mo. LIBOR
USD at 1.08% Floor + 1.08%), 5.90%,
04/26/31 .................... 140 138,357
Series 2017-14A, Class B, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 6.87%,
11/20/30 .................... 250 237,927
Series 2019-16A, Class AR, (3-mo. LIBOR
USD at 1.00% Floor + 1.00%), 5.81%,
04/10/33 .................... 280 275,025
Series 2020-18A, Class AR, (3-mo. LIBOR
USD at 1.09% Floor + 1.09%), 5.90%,
07/20/32 .................... 320 315,216
Series 2020-19A, Class BR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.51%,
10/20/34 .................... 250 239,681
Series 2021-22A, Class A, (3-mo. LIBOR
USD at 1.18% Floor + 1.18%), 5.99%,
12/02/34 .................... 390 378,703
OCP Euro CLO DAC, Series 2017-2X, Class B,
(3-mo. EURIBOR at 1.35% Floor + 1.35%),
3.64%, 01/15/32
(a)(d)
............... EUR 170 176,668
Octagon Investment Partners 18-R Ltd., Series
2018-18A, Class A1A, (3-mo. LIBOR USD +
0.96%), 5.75%, 04/16/31
(a)(b)
......... USD 1,780 1,756,599
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (3-mo. LIBOR USD +
1.19%), 6.00%, 01/20/31
(a)(b)
......... 250 247,327
Octagon Investment Partners 46 Ltd., Series
2020-2A, Class BR, (3-mo. LIBOR USD at
1.65% Floor + 1.65%), 6.44%, 07/15/36
(a)(b)
710 674,343
Octagon Investment Partners 51 Ltd., Series
2021-1A, Class A, (3-mo. LIBOR USD at
1.15% Floor + 1.15%), 5.96%, 07/20/34
(a)(b)
1,910 1,864,352
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (3-mo. LIBOR USD +
1.35%), 6.15%, 07/19/30
(a)(b)
......... 320 316,042
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (3-mo. LIBOR USD at
1.02% Floor + 1.02%), 5.81%, 07/17/30
(a)(b)
2,755 2,719,643
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (3-mo. LIBOR USD +
1.00%), 5.82%, 01/25/31
(a)(b)
......... 2,640 2,613,600
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class AR, (3-mo. LIBOR USD at 1.15%
Floor + 1.15%), 5.97%, 04/21/34
(a)(b)
.... 3,220 3,155,156
OHA Credit Funding 3 Ltd.
(a)(b)
Series 2019-3A, Class AR, (3-mo. LIBOR
USD at 1.14% Floor + 1.14%), 5.95%,
07/02/35 .................... 1,450 1,417,169
Series 2019-3A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.46%,
07/02/35 .................... 668 647,398

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR, (3-mo. LIBOR USD at 1.15%
Floor + 1.15%), 5.97%, 10/22/36
(a)(b)
.... USD 250 $ 243,592
OHA Loan Funding Ltd.
(a)(b)
Series 2013-2A, Class AR, (3-mo. LIBOR
USD + 1.04%), 5.96%, 05/23/31 .... 4,495 4,447,943
Series 2015-1A, Class AR3, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 5.95%,
01/19/37 .................... 1,170 1,140,136
OneMain Financial Issuance Trust
(b)
Series 2019-2A, Class A, 3.14%, 10/14/36 3,140 2,882,887
Series 2020-1A, Class A, 3.84%, 05/14/32 838 832,621
Series 2020-2A, Class C, 2.76%, 09/14/35 550 478,838
Series 2020-2A, Class D, 3.45%, 09/14/35 1,410 1,206,189
Series 2021-1A, Class A2, (SOFR 30 Day
Average + 0.76%), 5.32%, 06/16/36
(a)
. 660 637,211
Series 2021-1A, Class C, 2.22%, 06/16/36 100 82,930
Series 2022-2A, Class A, 4.89%, 10/14/34 1,766 1,735,528
Series 2022-2A, Class B, 5.24%, 10/14/34 1,471 1,437,927
Series 2022-3A, Class A, 5.94%, 05/15/34 3,369 3,376,217
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (3-mo. LIBOR USD at 1.25% Floor +
1.25%), 6.07%, 10/22/30
(a)(b)
......... 8,446 8,377,020
OZLM VIII Ltd., Series 2014-8A, Class BR3, (3-
mo. LIBOR USD at 2.10% Floor + 2.10%),
6.89%, 10/17/29
(a)(b)
............... 340 330,852
OZLM XXII Ltd., Series 2018-22A, Class A1, (3-
mo. LIBOR USD at 1.07% Floor + 1.07%),
5.86%, 01/17/31
(a)(b)
............... 250 246,945
OZLM XXIV Ltd., Series 2019-24A, Class
A2AR, (3-mo. LIBOR USD at 1.70% Floor +
1.70%), 6.51%, 07/20/32
(a)(b)
......... 250 238,566
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (3-mo. LIBOR
USD at 1.00% Floor + 1.00%), 5.80%,
10/17/31 .................... 650 641,882
Series 2015-1A, Class A1A4, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 6.05%,
05/21/34 .................... 5,525 5,412,343
Series 2015-1A, Class A2R4, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.62%,
05/21/34 .................... 250 240,912
Series 2015-2A, Class A2R2, (3-mo. LIBOR
USD at 1.55% Floor + 1.55%), 6.36%,
07/20/30 .................... 500 487,909
Series 2018-1A, Class A1, (3-mo. LIBOR
USD at 1.03% Floor + 1.03%), 5.82%,
04/18/31 .................... 850 840,330
Series 2018-2A, Class A1A, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 5.89%,
07/16/31 .................... 1,070 1,056,599
Series 2020-3A, Class A1AR, (3-mo. LIBOR
USD at 1.08% Floor + 1.08%), 5.94%,
11/15/31 .................... 250 246,126
Series 2021-3A, Class A1, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 5.94%,
01/15/35 .................... 250 243,061
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2020-1A, Class A2, (3-mo. LIBOR
USD at 1.35% Floor + 1.35%), 6.03%,
02/20/28 .................... 990 973,708
Series 2020-4A, Class A2, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.56%,
11/25/28 .................... 560 552,074
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class A2, (3-mo. LIBOR
USD at 1.25% Floor + 1.25%), 6.17%,
05/20/29 .................... USD 260 $ 252,190
Series 2022-2A, Class A2, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 6.56%,
10/15/30 .................... 340 331,100
Series 2022-2A, Class B, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.86%,
10/15/30 .................... 250 240,172
Park Avenue Institutional Advisers CLO Ltd.,
Series 2017-1A, Class A1R, (3-mo. LIBOR
USD at 1.24% Floor + 1.24%), 6.11%,
02/14/34
(a)(b)
.................... 1,390 1,352,271
Penta CLO 11 DAC, Series 2022-11A, Class B,
(3-mo. EURIBOR at 2.45% Floor + 2.45%),
5.10%, 11/15/34
(a)(b)
............... EUR 530 555,464
Pikes Peak CLO 1, Series 2018-1A, Class
A, (3-mo. LIBOR USD at 1.18% Floor +
1.18%), 6.00%, 07/24/31
(a)(b)
......... USD 275 271,614
Pikes Peak CLO 8, Series 2021-8A, Class
A, (3-mo. LIBOR USD at 1.17% Floor +
1.17%), 5.98%, 07/20/34
(a)(b)
......... 1,570 1,531,596
Post CLO Ltd., Series 2018-1A, Class D, (3-
mo. LIBOR USD at 2.95% Floor + 2.95%),
7.74%, 04/16/31
(a)(b)
............... 500 467,518
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
... 284 275,947
Prodigy Finance DAC
(a)(b)
Series 2021-1A, Class A, (1-mo. LIBOR
USD + 1.25%), 6.10%, 07/25/51 .... 747 728,326
Series 2021-1A, Class B, (1-mo. LIBOR
USD + 2.50%), 7.35%, 07/25/51 .... 150 147,421
Series 2021-1A, Class C, (1-mo. LIBOR
USD + 3.75%), 8.60%, 07/25/51 .... 250 247,572
Progress Residential Trust, Series 2020-SFR2,
Class D, 3.87%, 06/17/37
(b)
.......... 400 378,470
Race Point IX CLO Ltd., Series 2015-9A, Class
A1A2, (3-mo. LIBOR USD at 0.94% Floor +
0.94%), 5.73%, 10/15/30
(a)(b)
......... 1,006 992,236
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class A, (3-mo. LIBOR
USD at 1.09% Floor + 1.09%), 5.90%,
01/20/34 .................... 250 244,021
Series 2021-15A, Class B, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.46%,
01/20/34 .................... 250 238,635
Rad CLO 2 Ltd., Series 2018-2A, Class AR, (3-
mo. LIBOR USD at 1.08% Floor + 1.08%),
5.87%, 10/15/31
(a)(b)
............... 710 699,255
Rad CLO 5 Ltd., Series 2019-5A, Class AR, (3-
mo. LIBOR USD at 1.12% Floor + 1.12%),
5.94%, 07/24/32
(a)(b)
............... 800 784,175
Ready Capital Mortgage Financing LLC, Series
2023-FL11, Class A, (1-mo. CME Term
SOFR at 2.37% Floor + 2.37%), 7.17%,
10/25/39
(a)(b)
.................... 1,110 1,107,225
Recette CLO Ltd., Series 2015-1A, Class
BRR, (3-mo. LIBOR USD at 1.40% Floor +
1.40%), 6.21%, 04/20/34
(a)(b)
......... 250 237,796
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 5.97%, 04/20/34
(a)(b)
......... 1,040 1,015,575
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.11%,
06/20/34 .................... 720 701,411

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2016-1A, Class BR2, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.56%,
06/20/34 .................... USD 250 $ 242,117
Regatta VIII Funding Ltd., Series 2017-1A,
Class B, (3-mo. LIBOR USD at 1.70% Floor
+ 1.70%), 6.49%, 10/17/30
(a)(b)
........ 250 244,265
Regatta XVI Funding Ltd., Series 2019-2A,
Class B, (3-mo. LIBOR USD at 2.05% Floor
+ 2.05%), 6.84%, 01/15/33
(a)(b)
........ 250 245,358
Regatta XVIII Funding Ltd., Series 2021-1A,
Class B, (3-mo. LIBOR USD at 1.45% Floor
+ 1.45%), 6.24%, 01/15/34
(a)(b)
........ 250 242,133
Regional Management Issuance Trust
(b)
Series 2020-1, Class A, 2.34%, 10/15/30 . 500 478,951
Series 2020-1, Class C, 3.80%, 10/15/30 . 269 243,715
Series 2021-1, Class A, 1.68%, 03/17/31 . 830 774,737
Series 2021-2, Class B, 2.35%, 08/15/33 . 130 105,673
Series 2021-2, Class C, 3.23%, 08/15/33 . 323 259,781
Series 2022-1, Class A, 3.07%, 03/15/32 . 2,058 1,928,000
Series 2022-1, Class B, 3.71%, 03/15/32 . 151 136,099
Series 2022-1, Class C, 4.46%, 03/15/32 . 100 88,765
Series 2022-2B, Class A, 7.10%, 11/17/32 1,915 1,942,992
Riserva CLO Ltd., Series 2016-3A, Class
ARR, (3-mo. LIBOR USD at 1.06% Floor +
1.06%), 5.85%, 01/18/34
(a)(b)
......... 1,220 1,189,763
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class AR2, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 5.91%,
04/20/34 .................... 2,417 2,351,000
Series 2017-2A, Class BR, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.29%,
10/15/29 .................... 1,945 1,892,332
Series 2017-2A, Class DR, (3-mo. LIBOR
USD at 2.85% Floor + 2.85%), 7.64%,
10/15/29 .................... 1,039 946,965
Series 2017-3A, Class A, (3-mo. LIBOR
USD at 1.19% Floor + 1.19%), 6.00%,
10/20/30 .................... 3,487 3,448,898
Series 2018-1A, Class A, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.02%,
05/20/31 .................... 297 291,682
Series 2018-2A, Class A, (3-mo. LIBOR
USD at 1.16% Floor + 1.16%), 5.97%,
10/20/31 .................... 250 246,914
Series 2019-2A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.57%,
08/20/32 .................... 250 238,778
Rockford Tower Europe CLO DAC
(a)(d)
Series 2018-1X, Class B, (3-mo. EURIBOR
at 1.85% Floor + 1.85%), 4.66%,
12/20/31 .................... EUR 576 601,746
Series 2018-1X, Class C, (3-mo. EURIBOR
at 2.47% Floor + 2.47%), 5.29%,
12/20/31 .................... 280 287,848
Romark WM-R Ltd., Series 2018-1A, Class
A1, (3-mo. LIBOR USD at 1.03% Floor +
1.03%), 5.84%, 04/20/31
(a)(b)
......... USD 960 946,901
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo.
LIBOR USD at 1.09% Floor + 1.09%),
5.88%, 01/15/30
(a)(b)
............... 1,090 1,079,136
RR 5 Ltd., Series 2018-5A, Class A2, (3-mo.
LIBOR USD at 1.65% Floor + 1.65%),
6.44%, 10/15/31
(a)(b)
............... 250 244,522
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
LIBOR USD at 1.15% Floor + 1.15%),
5.94%, 07/15/35
(a)(b)
............... USD 2,140 $ 2,087,669
Signal Peak CLO 1 Ltd., Series 2014-1A, Class
AR3, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 5.95%, 04/17/34
(a)(b)
......... 5,180 5,030,268
Signal Peak CLO 2 LLC
(a)(b)
Series 2015-1A, Class AR2, (3-mo. LIBOR
USD at 0.98% Floor + 0.98%), 5.79%,
04/20/29 .................... 156 154,763
Series 2015-1A, Class BR2, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.31%,
04/20/29 .................... 1,466 1,433,603
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A, (3-mo. LIBOR USD at 1.27% Floor +
1.27%), 6.08%, 04/20/33
(a)(b)
......... 640 626,600
Silver Creek CLO Ltd.
(a)(b)
Series 2014-1A, Class AR, (3-mo. LIBOR
USD at 1.24% Floor + 1.24%), 6.05%,
07/20/30 .................... 362 359,255
Series 2014-1A, Class CR, (3-mo. LIBOR
USD at 2.30% Floor + 2.30%), 7.11%,
07/20/30 .................... 500 481,858
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class A, (3-mo. LIBOR USD at 1.10% Floor
+ 1.10%), 5.91%, 07/20/34
(a)(b)
........ 3,815 3,718,424
Sixth Street CLO XVI Ltd., Series 2020-16A,
Class A1A, (3-mo. LIBOR USD at 1.32%
Floor + 1.32%), 6.13%, 10/20/32
(a)(b)
.... 250 247,216
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (3-mo. LIBOR USD at
0.33% Floor + 0.33%), 5.20%, 03/15/24
(a)
59 59,027
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. LIBOR USD at
4.75% Floor + 4.75%), 9.43%, 10/15/41
(a)(b)
3,010 3,270,149
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 990 940,316
Series 2016-B, Class A2A, 2.43%, 02/17/32 567 546,037
Series 2020-PTA, Class A2A, 1.60%,
09/15/54 .................... 2,882 2,576,212
Series 2020-PTA, Class B, 2.50%, 09/15/54 1,540 1,227,704
Series 2021-A, Class C, 2.99%, 01/15/53 2,870 2,507,996
Series 2021-A, Class D1, 3.86%, 01/15/53 1,064 974,464
Series 2021-A, Class D2, 3.86%, 01/15/53 730 668,571
Series 2021-C, Class B, 2.30%, 01/15/53 190 169,574
Series 2021-C, Class C, 3.00%, 01/15/53 160 140,230
Series 2021-C, Class D, 3.93%, 01/15/53 100 91,673
Sound Point CLO XII Ltd., Series 2016-2A,
Class CR2, (3-mo. LIBOR USD at 2.05%
Floor + 2.05%), 6.86%, 10/20/28
(a)(b)
.... 900 875,316
Sound Point CLO XV Ltd., Series 2017-1A,
Class ARR, (3-mo. LIBOR USD at 0.90%
Floor + 0.90%), 5.72%, 01/23/29
(a)(b)
.... 175 173,211
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (3-mo. LIBOR USD at 1.28%
Floor + 1.28%), 6.10%, 01/25/32
(a)(b)
.... 460 452,749
St. Paul's CLO XII DAC, Series 12X, Class B1,
(3-mo. EURIBOR at 1.60% Floor + 1.60%),
3.89%, 04/15/33
(a)(d)
............... EUR 310 316,767
Steele Creek CLO Ltd., Series 2017-1A, Class
A, (3-mo. LIBOR USD at 1.25% Floor +
1.25%), 6.04%, 10/15/30
(a)(b)
......... USD 1,066 1,052,740
Sutton Park CLO DAC, Series 1X, Class BE,
(3-mo. EURIBOR at 2.35% Floor + 2.35%),
5.00%, 11/15/31
(a)(d)
............... EUR 202 207,655

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
22
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Symphony CLO XVI Ltd., Series 2015-16A,
Class AR, (3-mo. LIBOR USD at 1.15%
Floor + 1.15%), 5.94%, 10/15/31
(a)(b)
.... USD 250 $ 246,725
Symphony CLO XVII Ltd., Series 2016-17A,
Class AR, (3-mo. LIBOR USD at 0.88%
Floor + 0.88%), 5.67%, 04/15/28
(a)(b)
.... 291 289,763
Symphony CLO XXIII Ltd., Series 2020-23A,
Class BR, (3-mo. LIBOR USD at 1.60%
Floor + 1.60%), 6.39%, 01/15/34
(a)(b)
.... 250 242,815
Symphony CLO XXVI Ltd., Series 2021-26A,
Class AR, (3-mo. LIBOR USD at 1.08%
Floor + 1.08%), 5.89%, 04/20/33
(a)(b)
.... 514 503,951
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
AR, (3-mo. LIBOR USD at 0.96% Floor +
0.96%), 5.84%, 11/18/30
(a)(b)
......... 849 838,123
TCW CLO AMR Ltd., Series 2019-1A, Class
ASNR, (3-mo. LIBOR USD at 1.22% Floor +
1.22%), 6.09%, 08/16/34
(a)(b)
......... 250 244,851
TIAA CLO III Ltd., Series 2017-2A, Class A, (3-
mo. LIBOR USD at 1.15% Floor + 1.15%),
5.94%, 01/16/31
(a)(b)
............... 910 898,967
TICP CLO IX Ltd., Series 2017-9A, Class A, (3-
mo. LIBOR USD at 1.14% Floor + 1.14%),
5.95%, 01/20/31
(a)(b)
............... 670 663,612
TICP CLO VI Ltd., Series 2016-6A, Class
AR2, (3-mo. LIBOR USD at 1.12% Floor +
1.12%), 5.91%, 01/15/34
(a)(b)
......... 1,060 1,036,166
Trestles CLO III Ltd., Series 2020-3A, Class
B1, (3-mo. LIBOR USD at 1.85% Floor +
1.85%), 6.66%, 01/20/33
(a)(b)
......... 530 507,519
Trestles CLO IV Ltd., Series 2021-4A, Class
A, (3-mo. LIBOR USD at 1.17% Floor +
1.17%), 5.99%, 07/21/34
(a)(b)
......... 1,550 1,514,105
Tricon American Homes, Series 2020-SFR1,
Class D, 2.55%, 07/17/38
(b)
.......... 2,225 2,018,175
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. LIBOR USD at 1.40% Floor +
1.40%), 6.19%, 10/18/31
(a)(b)
......... 220 213,569
Trinitas CLO XIV Ltd., Series 2020-14A, Class
B, (3-mo. LIBOR USD at 2.00% Floor +
2.00%), 6.82%, 01/25/34
(a)(b)
......... 730 709,045
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (3-mo. LIBOR USD at 1.07% Floor +
1.07%), 5.86%, 07/18/31
(a)(b)
......... 350 346,202
Venture XVIII CLO Ltd., Series 2014-18A,
Class AR, (3-mo. LIBOR USD at 1.22%
Floor + 1.22%), 6.01%, 10/15/29
(a)(b)
.... 2,890 2,867,654
Voya CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R, (3-mo. LIBOR
USD + 1.04%), 5.85%, 04/20/34 .... 465 455,098
Series 2017-4A, Class A1, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 5.92%,
10/15/30 .................... 1,601 1,588,017
Series 2019-1A, Class AR, (3-mo. LIBOR
USD at 1.06% Floor + 1.06%), 5.85%,
04/15/31 .................... 2,064 2,039,347
Voya Euro CLO II DAC, Series 2A, Class CR,
(3-mo. EURIBOR at 2.15% Floor + 2.15%),
4.48%, 07/15/35
(a)(b)
............... EUR 250 248,125
Voya Euro CLO V DAC
(a)(b)
Series 5A, Class B1, (3-mo. EURIBOR at
1.75% Floor + 1.75%), 4.04%, 04/15/35 440 448,655
Series 5A, Class D, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 5.39%, 04/15/35 250 237,655
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Whitebox CLO I Ltd., Series 2019-1A, Class
CR, (3-mo. LIBOR USD at 3.05% Floor +
3.05%), 7.87%, 07/24/32
(a)(b)
......... USD 900 $ 832,226
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class BR, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.57%,
10/24/34 .................... 280 268,739
Series 2020-2A, Class DR, (3-mo. LIBOR
USD at 3.35% Floor + 3.35%), 8.17%,
10/24/34 .................... 280 257,447
Whitebox CLO III Ltd., Series 2021-3A, Class
D, (3-mo. LIBOR USD at 3.35% Floor +
3.35%), 8.14%, 10/15/34
(a)(b)
......... 250 224,581
Total Asset-Backed Securities — 9.7%
(Cost: $357,768,275) ............................. 347,849,964
Corporate Bonds
Aerospace & Defense — 1.4%
BAE Systems plc
(b)
3.40%, 04/15/30 ................. 6,377 5,854,060
1.90%, 02/15/31 ................. 440 358,450
Boeing Co. (The)
3.85%, 11/01/48 ................. 570 424,274
3.90%, 05/01/49 ................. 1,247 940,977
3.95%, 08/01/59 ................. 771 565,961
5.93%, 05/01/60 ................. 908 906,916
General Dynamics Corp., 2.25%, 06/01/31 . 511 440,183
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 ................. 1,095 1,026,264
4.20%, 05/01/30 ................. 424 396,834
L3Harris Technologies, Inc.
4.40%, 06/15/28 ................. 4,258 4,171,856
1.80%, 01/15/31 ................. 4,407 3,562,078
Lockheed Martin Corp.
1.85%, 06/15/30 ................. 1,015 861,381
3.90%, 06/15/32 ................. 1,662 1,615,337
5.25%, 01/15/33 ................. 2,862 3,056,003
3.60%, 03/01/35 ................. 2,651 2,475,782
Series B, 6.15%, 09/01/36 .......... 589 667,587
Northrop Grumman Corp.
3.85%, 04/15/45 ................. 1,154 965,761
4.03%, 10/15/47 ................. 3,233 2,815,024
4.95%, 03/15/53 ................. 1,995 1,989,042
Raytheon Technologies Corp.
7.00%, 11/01/28 ................. 2,010 2,196,348
4.13%, 11/16/28 ................. 3,295 3,247,607
4.20%, 12/15/44 ................. 515 432,659
4.15%, 05/15/45 ................. 580 507,076
3.75%, 11/01/46 ................. 456 376,886
4.35%, 04/15/47 ................. 400 362,267
4.05%, 05/04/47 ................. 883 764,493
3.13%, 07/01/50 ................. 456 339,977
2.82%, 09/01/51 ................. 1,929 1,338,261
3.03%, 03/15/52 ................. 4,868 3,523,048
5.38%, 02/27/53 ................. 605 636,776
Textron, Inc.
3.90%, 09/17/29 ................. 2,448 2,307,217
2.45%, 03/15/31 ................. 637 537,199
49,663,584
Automobile Components — 0.0%
Metalsa S A P I De Cv, 3.75%, 05/04/31
(d)
.. 561 419,235
Automobiles — 0.0%
Hyundai Capital America, 0.80%, 01/08/24
(b)
397 382,461

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Banks — 1.7%
Bank of America Corp.
(a)
(3-mo. LIBOR USD + 0.87%), 2.46%,
10/22/25 .................... USD 789 $ 751,090
(3-mo. LIBOR USD + 1.37%), 3.59%,
07/21/28 .................... 3,687 3,464,611
(1-Day SOFR + 1.32%), 2.69%, 04/22/32 3,518 2,935,856
(1-Day SOFR + 1.22%), 2.30%, 07/21/32 5,074 4,089,123
(1-Day SOFR + 1.21%), 2.57%, 10/20/32 1,365 1,115,632
(1-Day SOFR + 1.33%), 2.97%, 02/04/33 13,764 11,589,855
(1-Day SOFR + 1.83%), 4.57%, 04/27/33 9,874 9,399,060
Barclays plc
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 5.75%,
08/09/33 .................... 752 736,692
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.50%), 7.44%,
11/02/33 .................... 1,686 1,863,549
Discover Bank, 2.70%, 02/06/30 ........ 579 469,354
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... 431 325,685
HSBC Holdings plc
(a)
(3-mo. LIBOR USD + 1.53%), 4.58%,
06/19/29 .................... 924 876,909
(1-Day SOFR + 2.87%), 5.40%, 08/11/33 2,291 2,264,437
(1-Day SOFR + 2.39%), 6.25%, 03/09/34 1,669 1,744,912
JPMorgan Chase & Co.
(a)
(1-Day SOFR + 1.17%), 2.95%, 02/24/28 3,602 3,338,265
(3-mo. LIBOR USD + 1.38%), 3.54%,
05/01/28 .................... 736 695,842
(3-mo. LIBOR USD + 1.16%), 3.70%,
05/06/30 .................... 1,421 1,320,942
(1-Day SOFR + 1.75%), 4.57%, 06/14/30 809 787,514
(1-Day SOFR + 1.26%), 2.96%, 01/25/33 8,408 7,189,264
(1-Day SOFR + 1.80%), 4.59%, 04/26/33 4,267 4,131,843
Mitsubishi UFJ Financial Group, Inc., (1-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 1.08%), 5.72%,
02/20/26
(a)
.................... 2,800 2,807,199
61,897,634
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 4.63%,
02/01/44 ..................... 570 538,422
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................. 1,116 1,139,680
4.90%, 01/23/31 ................. 459 472,885
4.35%, 06/01/40 ................. 1,034 960,088
4.60%, 04/15/48 ................. 449 423,642
3,534,717
Biotechnology — 0.6%
AbbVie, Inc.
4.55%, 03/15/35 ................. 2,281 2,230,286
4.50%, 05/14/35 ................. 2,826 2,739,385
4.75%, 03/15/45 ................. 590 556,666
4.25%, 11/21/49 ................. 1,998 1,763,186
Amgen, Inc.
5.15%, 03/02/28 ................. 200 204,204
4.05%, 08/18/29 ................. 3,000 2,894,485
5.25%, 03/02/30 ................. 2,006 2,051,701
4.40%, 02/22/62 ................. 1,574 1,329,498
5.75%, 03/02/63 ................. 1,751 1,816,898
Biogen, Inc., 2.25%, 05/01/30 ......... 1,079 908,454
Gilead Sciences, Inc.
2.60%, 10/01/40 ................. 1,502 1,107,595
4.80%, 04/01/44 ................. 2,558 2,480,061
4.50%, 02/01/45 ................. 491 456,968
Security
Par (000)
Par (000) Value
Biotechnology (continued)
4.15%, 03/01/47 ................. USD 411 $ 361,381
20,900,768
Broadline Retail — 0.1%
Amazon.com, Inc., 4.05%, 08/22/47 ..... 3,329 3,018,631
eBay, Inc., 6.30%, 11/22/32 ........... 646 702,245
3,720,876
Building Products — 0.0%
Owens Corning, 3.88%, 06/01/30 ....... 380 351,747
Capital Markets — 2.1%
Credit Suisse AG
7.95%, 01/09/25 ................. 744 756,283
3.70%, 02/21/25 ................. 3,769 3,575,104
2.95%, 04/09/25 ................. 750 696,030
5.00%, 07/09/27 ................. 1,935 1,862,438
Credit Suisse USA, Inc., 7.13%, 07/15/32 .. 413 457,397
Deutsche Bank AG
(a)
(1-Day SOFR + 1.13%), 1.45%, 04/01/25 618 574,905
(1-Day SOFR + 1.87%), 2.13%, 11/24/26 150 129,266
(1-Day SOFR + 1.22%), 2.31%, 11/16/27 150 127,115
FactSet Research Systems, Inc., 3.45%,
03/01/32 ..................... 2,572 2,242,105
Gaci First Investment Co.
(d)
5.00%, 10/13/27 ................. 825 836,344
4.75%, 02/14/30 ................. 965 971,031
Goldman Sachs Group, Inc. (The)
(1-Day SOFR + 0.51%), 0.66%, 09/10/24
(a)
4,652 4,546,789
3.50%, 04/01/25 ................. 7,016 6,812,558
(3-mo. LIBOR USD + 1.17%), 6.03%,
05/15/26
(a)
................... 871 863,684
(1-Day SOFR + 1.09%), 1.99%, 01/27/32
(a)
774 618,290
(1-Day SOFR + 1.26%), 2.65%, 10/21/32
(a)
9,181 7,585,818
(1-Day SOFR + 1.41%), 3.10%, 02/24/33
(a)
7,473 6,417,588
Moody's Corp.
4.25%, 02/01/29 ................. 536 522,563
3.25%, 05/20/50 ................. 825 596,240
3.75%, 02/25/52 ................. 447 357,248
3.10%, 11/29/61 ................. 1,694 1,121,807
Morgan Stanley
(a)
(3-mo. LIBOR USD + 1.63%), 4.43%,
01/23/30 .................... 2,867 2,765,267
(1-Day SOFR + 1.14%), 2.70%, 01/22/31 4,420 3,806,525
(1-Day SOFR + 1.03%), 1.79%, 02/13/32 4,319 3,390,675
(1-Day SOFR + 1.18%), 2.24%, 07/21/32 12,171 9,765,507
(1-Day SOFR + 1.20%), 2.51%, 10/20/32 3,285 2,690,967
(1-Day SOFR + 2.56%), 6.34%, 10/18/33 9,339 10,199,964
S&P Global, Inc., 4.75%, 08/01/28 ...... 1,696 1,720,814
76,010,322
Chemicals — 0.1%
DuPont de Nemours, Inc., 5.32%, 11/15/38 . 488 491,275
Ecolab, Inc., 2.75%, 08/18/55 ......... 662 423,767
Sherwin-Williams Co. (The)
2.95%, 08/15/29 ................. 442 396,873
2.30%, 05/15/30 ................. 842 714,506
2,026,421
Commercial Services & Supplies — 0.0%
Waste Management, Inc., 2.95%, 06/01/41 . 477 364,980
Communications Equipment — 0.3%
Juniper Networks, Inc., 2.00%, 12/10/30 ... 445 353,420
Motorola Solutions, Inc.
4.60%, 05/23/29 ................. 1,072 1,042,805
2.75%, 05/24/31 ................. 4,897 4,043,951
5.60%, 06/01/32 ................. 2,892 2,908,850

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
24
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
5.50%, 09/01/44 ................. USD 2,607 $ 2,474,512
10,823,538
Construction & Engineering — 0.0%
Mexico City Airport Trust, 4.25%, 10/31/26
(d)
308 293,948
Consumer Finance — 0.5%
American Express Co., (1-Day SOFR + 1.76%),
4.42%, 08/03/33
(a)
............... 520 497,146
Capital One Financial Corp.
(a)
(1-Day SOFR + 1.79%), 3.27%, 03/01/30 625 532,497
(1-Day SOFR + 2.60%), 5.82%, 02/01/34 4,333 4,187,068
General Motors Financial Co., Inc.
3.70%, 05/09/23 ................. 491 490,256
1.70%, 08/18/23 ................. 1,257 1,237,630
4.00%, 01/15/25 ................. 3,398 3,311,832
2.90%, 02/26/25 ................. 3,910 3,731,684
4.35%, 04/09/25 ................. 2,470 2,418,465
4.30%, 04/06/29 ................. 1,260 1,171,073
3.60%, 06/21/30 ................. 550 481,882
2.35%, 01/08/31 ................. 448 353,735
18,413,268
Containers & Packaging — 0.1%
Berry Global, Inc., 5.50%, 04/15/28
(b)
..... 1,955 1,948,616
International Paper Co., 6.00%, 11/15/41 .. 656 682,731
2,631,347
Diversified REITs — 0.6%
Digital Dutch Finco BV
(d)
1.50%, 03/15/30 ................. EUR 1,950 1,643,997
1.00%, 01/15/32 ................. 1,070 813,845
GLP Capital LP
5.75%, 06/01/28 ................. USD 1,595 1,555,772
5.30%, 01/15/29 ................. 377 359,714
4.00%, 01/15/30 ................. 3,725 3,303,069
4.00%, 01/15/31 ................. 1,248 1,070,548
3.25%, 01/15/32 ................. 3,261 2,645,845
VICI Properties LP
5.75%, 02/01/27
(b)
................ 858 842,240
3.75%, 02/15/27
(b)
................ 2,043 1,886,027
4.75%, 02/15/28 ................. 3,768 3,571,705
3.88%, 02/15/29
(b)
................ 1,558 1,385,249
4.95%, 02/15/30 ................. 2,908 2,728,771
4.13%, 08/15/30
(b)
................ 1,143 1,009,596
WP Carey, Inc., 2.40%, 02/01/31 ....... 446 363,967
23,180,345
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
4.30%, 02/15/30 ................. 359 348,848
4.50%, 05/15/35 ................. 3,557 3,332,058
4.85%, 03/01/39 ................. 931 874,047
4.35%, 06/15/45 ................. 397 340,179
3.55%, 09/15/55 ................. 830 595,781
3.80%, 12/01/57 ................. 1,945 1,443,987
3.85%, 06/01/60 ................. 2,892 2,166,085
Verizon Communications, Inc.
1.50%, 09/18/30 ................. 2,768 2,241,194
1.75%, 01/20/31 ................. 5,026 4,053,926
2.55%, 03/21/31 ................. 1,014 863,818
2.36%, 03/15/32 ................. 7,623 6,253,896
4.40%, 11/01/34 ................. 989 940,008
2.65%, 11/20/40 ................. 2,966 2,117,735
2.99%, 10/30/56 ................. 560 364,180
25,935,742
Security
Par (000)
Par (000) Value
Electric Utilities — 2.9%
AEP Texas, Inc.
3.95%, 06/01/28 ................. USD 1,971 $ 1,896,863
3.80%, 10/01/47 ................. 505 391,192
Series H, 3.45%, 01/15/50 .......... 460 338,962
3.45%, 05/15/51 ................. 1,005 737,300
AEP Transmission Co. LLC
3.15%, 09/15/49 ................. 536 389,809
Series M, 3.65%, 04/01/50 .......... 1,092 865,548
Series O, 4.50%, 06/15/52 .......... 2,850 2,606,118
5.40%, 03/15/53 ................. 928 966,620
Alabama Power Co.
3.75%, 03/01/45 ................. 643 517,224
Series A, 4.30%, 07/15/48 .......... 1,264 1,092,898
3.00%, 03/15/52 ................. 556 383,918
American Transmission Systems, Inc., 2.65%,
01/15/32
(b)
.................... 2,146 1,806,800
Baltimore Gas & Electric Co.
3.50%, 08/15/46 ................. 458 353,678
3.75%, 08/15/47 ................. 981 779,941
4.25%, 09/15/48 ................. 831 725,886
3.20%, 09/15/49 ................. 491 360,312
2.90%, 06/15/50 ................. 540 371,243
4.55%, 06/01/52 ................. 506 461,284
CenterPoint Energy Houston Electric LLC
Series AE, 2.35%, 04/01/31 ......... 741 631,947
4.95%, 04/01/33 ................. 825 842,503
3.95%, 03/01/48 ................. 1,262 1,063,661
Series AD, 2.90%, 07/01/50 ......... 620 431,108
Series AF, 3.35%, 04/01/51 ......... 555 422,662
Commonwealth Edison Co.
Series 127, 3.20%, 11/15/49 ......... 529 387,794
Series 130, 3.13%, 03/15/51 ......... 479 343,694
Series 131, 2.75%, 09/01/51 ......... 1,338 887,399
DTE Electric Co.
Series A, 4.05%, 05/15/48 .......... 1,456 1,243,498
3.95%, 03/01/49 ................. 1,281 1,077,644
Series B, 3.25%, 04/01/51 .......... 498 369,387
5.40%, 04/01/53 ................. 264 276,585
Duke Energy Carolinas LLC
2.85%, 03/15/32 ................. 1,792 1,557,360
3.88%, 03/15/46 ................. 942 768,988
3.95%, 03/15/48 ................. 1,391 1,157,624
5.35%, 01/15/53 ................. 1,544 1,605,461
Duke Energy Corp.
3.15%, 08/15/27 ................. 1,508 1,417,388
4.30%, 03/15/28 ................. 866 849,077
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 3,292 2,899,612
3.40%, 10/01/46 ................. 939 716,345
5.95%, 11/15/52 ................. 777 864,539
Duke Energy Ohio, Inc., 5.65%, 04/01/53 .. 415 435,167
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 3,888 3,634,597
5.25%, 03/15/33 ................. 1,610 1,672,706
4.00%, 04/01/52 ................. 469 390,001
Edison International
5.75%, 06/15/27 ................. 701 715,702
4.13%, 03/15/28 ................. 640 607,535
6.95%, 11/15/29 ................. 1,470 1,590,263
Entergy Louisiana LLC, 4.20%, 09/01/48 .. 1,581 1,370,444
Entergy Mississippi LLC, 3.85%, 06/01/49 .. 1,413 1,119,877
Evergy Kansas Central, Inc., 5.70%, 03/15/53 885 928,534
Eversource Energy
Series M, 3.30%, 01/15/28 .......... 381 357,235
5.45%, 03/01/28 ................. 3,066 3,177,066

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Exelon Corp.
5.10%, 06/15/45 ................. USD 312 $ 295,220
4.70%, 04/15/50 ................. 2,163 1,960,444
5.60%, 03/15/53 ................. 1,174 1,195,597
FirstEnergy Corp.
Series B, 4.15%, 07/15/27
(c)
......... 1,839 1,751,648
Series B, 2.25%, 09/01/30 .......... 1,970 1,625,654
Series C, 3.40%, 03/01/50 .......... 411 281,852
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 2,346 2,313,685
4.55%, 04/01/49 ................. 1,568 1,319,615
Florida Power & Light Co., 3.99%, 03/01/49 . 2,391 2,072,726
Idaho Power Co., 5.50%, 03/15/53 ...... 1,100 1,143,198
Kentucky Utilities Co., 5.45%, 04/15/33 ... 440 457,560
Louisville Gas & Electric Co., 5.45%, 04/15/33 630 654,696
Metropolitan Edison Co., 5.20%, 04/01/28
(b)
. 675 681,848
MidAmerican Energy Co.
3.15%, 04/15/50 ................. 1,277 936,163
2.70%, 08/01/52 ................. 1,108 750,314
Northern States Power Co.
4.00%, 08/15/45 ................. 669 568,895
2.90%, 03/01/50 ................. 549 387,712
3.20%, 04/01/52 ................. 1,480 1,085,514
NRG Energy, Inc., 2.45%, 12/02/27
(b)
..... 1,303 1,114,783
NSTAR Electric Co., 3.95%, 04/01/30 .... 425 411,500
Ohio Power Co.
Series Q, 1.63%, 01/15/31 .......... 651 516,885
Series G, 6.60%, 02/15/33 .......... 441 488,826
4.00%, 06/01/49 ................. 983 820,404
Oklahoma Gas & Electric Co., 5.60%, 04/01/53 1,048 1,076,695
Oncor Electric Delivery Co. LLC
4.10%, 11/15/48 ................. 894 776,816
3.10%, 09/15/49 ................. 1,574 1,157,926
4.60%, 06/01/52 ................. 558 515,265
Pacific Gas & Electric Co.
5.90%, 06/15/32 ................. 1,319 1,317,768
3.50%, 08/01/50 ................. 1,638 1,080,757
6.70%, 04/01/53 ................. 410 421,586
PacifiCorp, 4.15%, 02/15/50 .......... 605 518,347
PECO Energy Co., 3.05%, 03/15/51 ..... 1,450 1,028,979
Pennsylvania Electric Co., 5.15%, 03/30/26
(b)
500 502,183
Public Service Co. of New Hampshire, 5.15%,
01/15/53 ..................... 847 858,269
Public Service Electric & Gas Co.
3.65%, 09/01/28 ................. 530 506,838
3.60%, 12/01/47 ................. 688 552,449
3.15%, 01/01/50 ................. 590 440,247
2.05%, 08/01/50 ................. 1,317 780,777
Southern California Edison Co.
Series A, 4.20%, 03/01/29 .......... 928 897,287
2.25%, 06/01/30 ................. 2,987 2,537,246
5.95%, 11/01/32 ................. 2,905 3,146,832
Southwestern Electric Power Co., 5.30%,
04/01/33 ..................... 1,200 1,209,011
Southwestern Public Service Co.
3.40%, 08/15/46 ................. 634 470,836
Series 8, 3.15%, 05/01/50 .......... 1,183 851,727
Tampa Electric Co., 4.45%, 06/15/49 ..... 394 343,440
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
.................... 3,318 3,227,522
Union Electric Co., 5.45%, 03/15/53 ..... 1,200 1,254,362
Virginia Electric & Power Co.
6.35%, 11/30/37 ................. 964 1,072,494
Series D, 4.65%, 08/15/43 .......... 897 813,997
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Wisconsin Power & Light Co., 4.95%, 04/01/33 USD 1,582 $ 1,591,805
102,645,199
Entertainment — 0.0%
Walt Disney Co. (The)
4.75%, 11/15/46 ................. 377 363,485
2.75%, 09/01/49 ................. 461 320,616
684,101
Financial Services — 0.3%
Global Payments, Inc.
4.80%, 04/01/26 ................. 814 797,314
2.15%, 01/15/27 ................. 2,084 1,845,604
4.95%, 08/15/27 ................. 1,551 1,532,195
3.20%, 08/15/29 ................. 1,374 1,208,600
5.30%, 08/15/29 ................. 1,258 1,242,286
2.90%, 05/15/30 ................. 2,227 1,885,774
Synchrony Bank, 5.63%, 08/23/27 ...... 766 703,150
9,214,923
Food Products — 0.0%
Gruma SAB de CV, 4.88%, 12/01/24
(d)
.... 211 208,362
Gas Utilities — 0.1%
Atmos Energy Corp., 5.75%, 10/15/52 .... 320 348,974
Piedmont Natural Gas Co., Inc., 4.10%,
09/18/34 ..................... 440 400,540
Promigas SA ESP
3.75%, 10/16/29
(b)
................ 479 378,201
3.75%, 10/16/29
(d)
................ 468 369,515
Southwest Gas Corp., 5.45%, 03/23/28 ... 1,490 1,504,038
3,001,268
Ground Transportation — 0.6%
Burlington Northern Santa Fe LLC
4.45%, 03/15/43 ................. 427 395,568
3.05%, 02/15/51 ................. 717 521,898
3.30%, 09/15/51 ................. 1,423 1,085,695
2.88%, 06/15/52 ................. 1,371 958,745
CSX Corp.
4.30%, 03/01/48 ................. 858 759,691
3.35%, 09/15/49 ................. 825 621,260
3.80%, 04/15/50 ................. 406 328,866
4.50%, 08/01/54 ................. 414 367,825
4.65%, 03/01/68 ................. 372 331,364
Norfolk Southern Corp.
2.30%, 05/15/31 ................. 2,950 2,472,649
4.45%, 06/15/45 ................. 461 404,968
3.05%, 05/15/50 ................. 513 355,055
2.90%, 08/25/51 ................. 574 381,447
3.70%, 03/15/53 ................. 1,111 854,119
Penske Truck Leasing Co. LP
(b)
4.00%, 07/15/25 ................. 1,090 1,055,753
4.20%, 04/01/27 ................. 739 707,056
5.88%, 11/15/27 ................. 2,694 2,751,018
5.70%, 02/01/28 ................. 1,871 1,887,782
Ryder System, Inc., 5.65%, 03/01/28 ..... 2,229 2,258,381
Union Pacific Corp.
3.95%, 08/15/59 ................. 455 371,614
3.84%, 03/20/60 ................. 915 740,776
2.97%, 09/16/62 ................. 1,892 1,251,112
3.85%, 02/14/72 ................. 685 538,987
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ...... 1,218 1,163,612
22,565,241
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc., 1.92%, 02/01/27 . 510 456,330
Becton Dickinson & Co., 4.69%, 02/13/28 .. 1,138 1,142,580

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
26
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc., 5.60%,
11/15/25
(b)
.................... USD 340 $ 344,103
1,943,013
Health Care Providers & Services — 0.6%
Aetna, Inc., 4.75%, 03/15/44 .......... 394 358,831
Centene Corp., 3.00%, 10/15/30 ........ 3,317 2,793,183
CVS Health Corp.
3.75%, 04/01/30 ................. 5,730 5,360,383
5.63%, 02/21/53 ................. 440 445,734
Elevance Health, Inc., 3.60%, 03/15/51 ... 1,458 1,134,719
HCA, Inc.
5.88%, 02/15/26 ................. 346 351,123
5.38%, 09/01/26 ................. 2,472 2,480,804
3.13%, 03/15/27
(b)
................ 669 621,820
4.13%, 06/15/29 ................. 915 857,111
3.50%, 09/01/30 ................. 3,289 2,929,479
3.63%, 03/15/32
(b)
................ 834 735,197
Humana, Inc., 3.70%, 03/23/29 ........ 805 757,360
UnitedHealth Group, Inc.
3.70%, 08/15/49 ................. 1,282 1,045,306
3.25%, 05/15/51 ................. 552 414,723
3.88%, 08/15/59 ................. 1,432 1,170,413
5.20%, 04/15/63 ................. 588 595,340
22,051,526
Hotel & Resort REITs — 0.0%
Service Properties Trust, 4.35%, 10/01/24 .. 990 946,945
Industrial REITs — 0.1%
Prologis LP
2.25%, 04/15/30 ................. 434 368,179
1.75%, 02/01/31 ................. 2,045 1,653,260
2,021,439
Insurance — 0.2%
American International Group, Inc., 4.75%,
04/01/48 ..................... 377 338,369
Aon Corp.
4.50%, 12/15/28 ................. 1,804 1,767,688
3.75%, 05/02/29 ................. 369 352,628
5.35%, 02/28/33 ................. 2,427 2,513,901
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30 ................. 1,126 950,308
5.45%, 03/15/53 ................. 826 850,656
6,773,550
Interactive Media & Services — 0.0%
Meta Platforms, Inc., 4.45%, 08/15/52 .... 749 658,925
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 2.10%, 06/04/30 . 526 439,587
Thermo Fisher Scientific, Inc., 4.95%, 11/21/32 2,760 2,864,034
3,303,621
Machinery — 0.1%
CNH Industrial Capital LLC, 4.20%, 01/15/24 2,385 2,358,849
Media — 0.6%
Charter Communications Operating LLC
5.38%, 05/01/47 ................. 3,700 3,052,678
4.80%, 03/01/50 ................. 1,298 989,327
3.90%, 06/01/52 ................. 2,657 1,756,346
6.83%, 10/23/55 ................. 589 572,243
3.85%, 04/01/61 ................. 1,100 685,835
3.95%, 06/30/62 ................. 1,389 880,116
Comcast Corp.
2.65%, 02/01/30 ................. 1,046 931,809
1.95%, 01/15/31 ................. 1,999 1,663,352
1.50%, 02/15/31 ................. 1,011 811,815
Security
Par (000)
Par (000) Value
Media (continued)
5.50%, 11/15/32 ................. USD 2,144 $ 2,286,318
7.05%, 03/15/33 ................. 290 343,743
3.25%, 11/01/39 ................. 2,137 1,734,491
2.80%, 01/15/51 ................. 1,148 775,267
Cox Communications, Inc.
(b)
3.15%, 08/15/24 ................. 1,304 1,270,970
3.60%, 06/15/51 ................. 1,198 859,685
Grupo Televisa SAB, 6.63%, 01/15/40 .... 148 156,862
Omnicom Group, Inc., 2.45%, 04/30/30 ... 409 351,121
Paramount Global
4.38%, 03/15/43 ................. 667 473,975
4.90%, 08/15/44 ................. 639 479,729
Time Warner Cable LLC
6.55%, 05/01/37 ................. 674 664,357
5.88%, 11/15/40 ................. 994 900,895
21,640,934
Metals & Mining — 0.2%
Anglo American Capital plc
(b)
4.75%, 04/10/27 ................. 794 775,103
4.50%, 03/15/28 ................. 2,017 1,923,724
2.25%, 03/17/28 ................. 910 782,771
3.88%, 03/16/29 ................. 624 572,442
2.88%, 03/17/31 ................. 409 340,441
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 1,162 1,008,979
Freeport Indonesia PT, 4.76%, 04/14/27
(b)
.. 380 369,859
GUSAP III LP, 4.25%, 01/21/30
(d)
....... 259 238,248
Newmont Corp., 2.25%, 10/01/30 ....... 506 425,073
Nucor Corp., 3.95%, 05/01/28 ......... 1,206 1,160,369
7,597,009
Multi-Utilities — 0.3%
Ameren Illinois Co., 5.90%, 12/01/52 ..... 1,004 1,121,551
Consolidated Edison Co. of New York, Inc.
6.15%, 11/15/52 ................. 438 493,650
4.63%, 12/01/54 ................. 396 353,328
Consumers Energy Co.
4.63%, 05/15/33 ................. 1,719 1,714,143
4.35%, 04/15/49 ................. 582 525,965
3.75%, 02/15/50 ................. 1,096 892,235
3.10%, 08/15/50 ................. 513 369,597
4.20%, 09/01/52 ................. 2,460 2,161,914
NiSource, Inc., 5.25%, 03/30/28 ........ 470 478,103
San Diego Gas & Electric Co., 5.35%, 04/01/53 1,270 1,307,906
9,418,392
Oil, Gas & Consumable Fuels — 3.5%
Boardwalk Pipelines LP, 5.95%, 06/01/26 .. 393 398,685
BP Capital Markets America, Inc.
2.72%, 01/12/32 ................. 416 362,725
4.81%, 02/13/33 ................. 490 497,528
2.77%, 11/10/50 ................. 1,538 1,040,705
Cameron LNG LLC
(b)
2.90%, 07/15/31 ................. 577 513,185
3.30%, 01/15/35 ................. 3,817 3,284,408
3.40%, 01/15/38 ................. 1,710 1,472,607
Cenovus Energy, Inc.
5.25%, 06/15/37 ................. 1,319 1,245,764
6.75%, 11/15/39 ................. 898 955,416
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 343 345,452
5.13%, 06/30/27 ................. 5,094 5,097,871
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 4,631 4,302,248
4.00%, 03/01/31 ................. 954 849,003
3.25%, 01/31/32 ................. 5,579 4,608,924

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.
8.25%, 08/01/23 ................. USD 300 $ 301,277
5.25%, 10/15/27 ................. 526 526,116
4.50%, 01/15/30 ................. 680 649,438
Diamondback Energy, Inc.
3.25%, 12/01/26 ................. 6,157 5,832,953
3.50%, 12/01/29 ................. 12,490 11,412,910
3.13%, 03/24/31 ................. 5,067 4,393,798
4.40%, 03/24/51 ................. 730 587,452
EIG Pearl Holdings SARL, 4.39%, 11/30/46
(b)
923 726,459
El Paso Natural Gas Co. LLC, 3.50%,
02/15/32
(b)
.................... 1,001 860,280
Enbridge, Inc., 5.70%, 03/08/33 ........ 1,258 1,308,501
Energy Transfer LP
3.90%, 05/15/24
(c)
................ 2,504 2,451,317
4.90%, 03/15/35 ................. 844 788,524
6.10%, 02/15/42 ................. 541 529,028
5.15%, 02/01/43 ................. 815 710,695
5.30%, 04/01/44 ................. 781 690,974
5.35%, 05/15/45 ................. 1,592 1,407,450
5.30%, 04/15/47 ................. 2,556 2,239,783
5.00%, 05/15/50 ................. 3,745 3,196,463
Enterprise Products Operating LLC
4.15%, 10/16/28 ................. 1,119 1,087,603
4.45%, 02/15/43 ................. 769 684,504
3.30%, 02/15/53 ................. 511 369,664
EQT Corp., 5.70%, 04/01/28 .......... 528 527,427
Hess Corp., 7.13%, 03/15/33 .......... 660 731,688
Kinder Morgan Energy Partners LP
6.50%, 02/01/37 ................. 706 745,594
4.70%, 11/01/42 ................. 1,529 1,309,480
5.00%, 03/01/43 ................. 940 822,276
5.50%, 03/01/44 ................. 1,278 1,200,881
Kinder Morgan, Inc., 4.80%, 02/01/33 .... 544 524,865
Marathon Petroleum Corp., 5.00%, 09/15/54 529 454,955
MPLX LP
5.00%, 03/01/33 ................. 852 833,742
4.95%, 03/14/52 ................. 418 363,317
5.65%, 03/01/53 ................. 526 505,838
NGPL PipeCo LLC
(b)
4.88%, 08/15/27 ................. 2,110 2,044,939
3.25%, 07/15/31 ................. 4,051 3,437,856
Northwest Pipeline LLC, 4.00%, 04/01/27 .. 2,916 2,821,731
Oleoducto Central SA, 4.00%, 07/14/27
(d)
.. 200 171,975
Phillips 66, 4.95%, 12/01/27 .......... 1,710 1,717,602
Pioneer Natural Resources Co., 5.10%,
03/29/26 ..................... 727 730,024
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 5,058 5,070,013
5.63%, 03/01/25 ................. 10,089 10,153,047
5.88%, 06/30/26 ................. 5,090 5,194,395
5.90%, 09/15/37
(b)
................ 350 358,011
Targa Resources Corp.
5.20%, 07/01/27 ................. 772 765,545
4.20%, 02/01/33 ................. 395 355,378
Targa Resources Partners LP
6.50%, 07/15/27 ................. 2,214 2,257,316
5.00%, 01/15/28 ................. 2,064 1,995,650
6.88%, 01/15/29 ................. 255 259,901
5.50%, 03/01/30 ................. 2,031 1,984,754
4.88%, 02/01/31 ................. 1,240 1,160,249
4.00%, 01/15/32 ................. 741 645,811
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
.................... 2,271 2,133,573
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 ................. USD 3,205 $ 3,065,688
3.25%, 05/15/30 ................. 2,057 1,862,874
4.60%, 03/15/48 ................. 693 608,381
Western Midstream Operating LP, 6.15%,
04/01/33 ..................... 455 461,170
Williams Cos., Inc. (The), 3.50%, 10/15/51 . 956 679,097
123,684,753
Paper & Forest Products — 0.0%
Suzano Austria GmbH
5.00%, 01/15/30 ................. 619 589,133
3.75%, 01/15/31 ................. 295 254,895
Series DM3N, 3.13%, 01/15/32 ....... 568 462,920
1,306,948
Passenger Airlines — 0.4%
Air Canada Pass-Through Trust
(b)
Series 2017-1, Class B, 3.70%, 01/15/26 6 5,243
Series 2017-1, Class AA, 3.30%, 01/15/30 391 344,288
American Airlines Pass-Through Trust
Series 2015-2, Class B, 4.40%, 09/22/23 1,372 1,348,932
Series 2016-2, Class B, 4.38%, 06/15/24
(b)
497 481,698
Series 2015-2, Class AA, 3.60%, 09/22/27 281 257,752
Series 2016-1, Class AA, 3.58%, 01/15/28 1,920 1,765,724
Series 2016-2, Class AA, 3.20%, 06/15/28 407 365,332
Series 2017-1, Class AA, 3.65%, 02/15/29 141 128,634
Series 2017-2, Class AA, 3.35%, 10/15/29 612 546,461
Series 2019-1, Class AA, 3.15%, 02/15/32 950 831,157
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 .... 2,311 2,262,714
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/07/25 71 66,338
Series 2020-1, Class B, 4.88%, 01/15/26 608 587,530
Series 2020-1, Class A, 5.88%, 10/15/27 2,110 2,103,307
Series 2015-1, Class AA, 3.45%, 12/01/27 826 751,155
Series 2019-2, Class B, 3.50%, 05/01/28 853 771,040
Series 2016-1, Class AA, 3.10%, 07/07/28 48 43,463
Series 2016-2, Class AA, 2.88%, 10/07/28 415 369,443
Series 2018-1, Class AA, 3.50%, 03/01/30 502 450,016
Series 2019-1, Class AA, 4.15%, 08/25/31 576 517,084
Series 2019-2, Class AA, 2.70%, 05/01/32 783 659,297
14,656,608
Personal Care Products — 0.0%
Kenvue, Inc., 5.20%, 03/22/63
(b)
........ 520 538,766
Pharmaceuticals — 0.1%
Eli Lilly & Co., 4.95%, 02/27/63 ........ 671 690,389
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 ................. 2,288 2,312,655
2.05%, 03/31/30 ................. 2,608 2,202,179
5,205,223
Professional Services — 0.0%
Broadridge Financial Solutions, Inc., 3.40%,
06/27/26 ..................... 719 687,043
Retail REITs — 0.0%
National Retail Properties, Inc.
4.30%, 10/15/28 ................. 419 394,288
3.50%, 04/15/51 ................. 519 356,085
Realty Income Corp., 3.25%, 01/15/31 .... 676 595,478
1,345,851
Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc., 3.30%, 04/01/27 ... 978 944,179
Broadcom, Inc.
(b)
3.42%, 04/15/33 ................. 9,661 8,083,450

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
28
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.19%, 11/15/36 ................. USD 2,519 $ 1,908,942
Intel Corp., 4.88%, 02/10/28 .......... 6,620 6,726,437
KLA Corp.
3.30%, 03/01/50 ................. 2,148 1,641,919
4.95%, 07/15/52 ................. 1,527 1,513,505
5.25%, 07/15/62 ................. 1,733 1,754,343
NVIDIA Corp., 3.50%, 04/01/50 ........ 695 568,969
NXP BV, 4.30%, 06/18/29 ............ 5,398 5,134,847
QUALCOMM, Inc.
5.40%, 05/20/33 ................. 2,457 2,637,589
4.30%, 05/20/47 ................. 1,046 969,861
4.50%, 05/20/52 ................. 2,254 2,100,668
33,984,709
Software — 0.7%
Oracle Corp.
4.30%, 07/08/34 ................. 1,390 1,274,574
3.80%, 11/15/37 ................. 4,956 4,114,660
6.13%, 07/08/39 ................. 387 402,660
3.60%, 04/01/40 ................. 2,205 1,711,391
5.38%, 07/15/40 ................. 1,030 986,115
3.65%, 03/25/41 ................. 1,700 1,311,569
4.50%, 07/08/44 ................. 410 342,498
4.13%, 05/15/45 ................. 3,335 2,618,936
4.00%, 07/15/46 ................. 4,830 3,685,066
3.60%, 04/01/50 ................. 965 684,469
3.95%, 03/25/51 ................. 4,777 3,594,585
4.38%, 05/15/55 ................. 1,650 1,298,750
Roper Technologies, Inc., 2.95%, 09/15/29 . 691 620,456
Salesforce, Inc., 3.05%, 07/15/61 ....... 913 626,531
VMware, Inc.
1.80%, 08/15/28 ................. 1,068 901,882
2.20%, 08/15/31 ................. 2,794 2,212,036
26,386,178
Specialized REITs — 0.5%
American Tower Corp.
3.95%, 03/15/29 ................. 378 354,013
3.80%, 08/15/29 ................. 435 404,265
2.10%, 06/15/30 ................. 3,182 2,599,771
1.88%, 10/15/30 ................. 1,235 979,499
Crown Castle, Inc.
4.30%, 02/15/29 ................. 2,662 2,567,039
3.10%, 11/15/29 ................. 1,908 1,695,886
3.30%, 07/01/30 ................. 2,846 2,566,386
2.25%, 01/15/31 ................. 1,325 1,098,129
2.10%, 04/01/31 ................. 1,477 1,206,895
2.50%, 07/15/31 ................. 539 453,014
Equinix, Inc.
2.15%, 07/15/30 ................. 3,606 2,948,463
2.50%, 05/15/31 ................. 695 572,276
17,445,636
Specialty Retail — 0.2%
Home Depot, Inc. (The), 2.38%, 03/15/51 .. 1,115 701,710
InRetail Consumer, 3.25%, 03/22/28
(b)
.... 635 542,004
Lowe's Cos., Inc.
3.65%, 04/05/29 ................. 1,845 1,746,788
4.50%, 04/15/30 ................. 3,852 3,806,627
6,797,129
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
2.70%, 08/05/51 ................. 1,017 716,489
2.80%, 02/08/61 ................. 1,749 1,190,294
Dell International LLC
6.02%, 06/15/26 ................. 2,815 2,889,077
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
4.90%, 10/01/26 ................. USD 352 $ 351,108
6.10%, 07/15/27 ................. 357 374,980
Hewlett Packard Enterprise Co., 5.90%,
10/01/24 ..................... 3,830 3,878,291
HP, Inc., 2.65%, 06/17/31 ............ 1,297 1,057,911
10,458,150
Tobacco — 0.4%
Altria Group, Inc.
3.13%, 06/15/31 ................. EUR 2,880 2,663,820
3.40%, 02/04/41 ................. USD 3,657 2,585,553
BAT Capital Corp.
3.98%, 09/25/50 ................. 772 530,012
5.65%, 03/16/52 ................. 458 401,985
Philip Morris International, Inc.
5.13%, 11/17/27 ................. 3,069 3,140,535
4.88%, 02/15/28 ................. 2,946 2,973,344
1.45%, 08/01/39 ................. EUR 2,600 1,631,830
Reynolds American, Inc., 5.85%, 08/15/45 .. USD 1,002 903,362
14,830,441
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc., 3.80%,
03/15/32
(b)
.................... 3,863 3,466,851
T-Mobile USA, Inc.
3.88%, 04/15/30 ................. 1,736 1,628,912
5.20%, 01/15/33 ................. 1,262 1,287,139
6,382,902
Total Corporate Bonds — 21.8%
(Cost: $810,051,720) ............................. 781,294,567
Foreign Agency Obligations
Chile — 0.0%
Empresa Nacional del Petroleo, 3.75%
,
08/05/26
(d)
..................... 308 285,920
Colombia — 0.1%
Ecopetrol SA
4.13%, 01/16/25 ................. 615 592,245
6.88%, 04/29/30 ................. 1,358 1,242,624
Empresas Publicas de Medellin ESP, 4.25%
,
07/18/29
(b)
..................... 276 208,777
2,043,646
Mexico — 0.1%
Comision Federal de Electricidad, 4.88%
,
01/15/24
(d)
..................... 308 303,245
Petroleos Mexicanos
4.88%, 01/18/24 ................. 308 303,534
Series 13-2, 7.19%, 09/12/24 ........ MXN 72 366,259
6.88%, 10/16/25 ................. USD 371 365,852
6.88%, 08/04/26 ................. 185 174,807
6.50%, 03/13/27 ................. 640 578,304
8.75%, 06/02/29 ................. 1,513 1,398,617
6.70%, 02/16/32 ................. 253 200,579
5.50%, 06/27/44 ................. 167 99,031
6.75%, 09/21/47 ................. 228 147,345
6.35%, 02/12/48 ................. 447 276,581
4,214,154
Total Foreign Agency Obligations — 0.2%
(Cost: $6,898,348) .............................. 6,543,720

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Foreign Government Obligations
Colombia — 0.0%
Republic of Colombia
5.75%, 11/03/27 ................. COP 4,278,000 $ 741,705
7.00%, 03/26/31 ................. 1,290,500 213,193
8.00%, 04/20/33 ................. USD 257 263,554
7.25%, 10/18/34 ................. COP 2,248,000 348,553
4.13%, 05/15/51 ................. USD 284 175,512
1,742,517
Indonesia — 0.1%
Republic of Indonesia
6.38%, 08/15/28 ................. IDR 8,786,000 585,538
9.00%, 03/15/29 ................. 4,152,000 310,790
8.25%, 05/15/29 ................. 6,360,000 460,504
2.85%, 02/14/30 ................. USD 298 268,721
3.05%, 03/12/51 ................. 2,624 1,928,929
3,554,482
Mexico — 0.4%
United Mexican States
5.00%, 03/06/25 ................. MXN 305 1,535,587
5.75%, 03/05/26 ................. 213 1,067,419
7.50%, 06/03/27 ................. 238 1,252,409
8.50%, 05/31/29 ................. 256 1,396,343
2.66%, 05/24/31 ................. USD 4,749 3,974,913
8.50%, 11/18/38 ................. MXN 60 317,781
4.50%, 01/31/50 ................. USD 5,805 4,677,741
14,222,193
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 1,275 1,220,653
6.40%, 02/14/35 ................. 458 476,549
6.85%, 03/28/54 ................. 222 227,689
4.50%, 04/01/56 ................. 2,439 1,809,890
3,734,781
Peru — 0.1%
Republic of Peru
4.13%, 08/25/27 ................. 536 525,046
3.55%, 03/10/51 ................. 2,119 1,547,929
2,072,975
Philippines — 0.1%
Republic of Philippines
3.00%, 02/01/28 ................. 3,147 2,958,526
3.20%, 07/06/46 ................. 2,747 2,036,516
4,995,042
Poland — 0.1%
Republic of Poland
4.88%, 10/04/33 ................. 1,547 1,540,395
4.25%, 02/14/43
(d)
................ EUR 585 615,228
2,155,623
Romania — 0.0%
Romania Government Bond, 2.13%
,
03/07/28
(d)
367 337,887
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(f)(g)
... RUB 102,831 66,214
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 3.45%
,
02/02/61
(d)
USD 551 389,247
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27 ................. 1,813 1,818,747
Security
Par (000)
Par (000) Value
Uruguay (continued)
5.10%, 06/18/50 ................. USD 1,369 $ 1,372,727
3,191,474
Total Foreign Government Obligations — 1.0%
(Cost: $43,294,473) .............................. 36,462,435
Municipal Bonds
California — 0.4%
Bay Area Toll Authority , Series 2010S-1, RB,
7.04%, 04/01/50 ................. 1,925 2,533,001
Los Angeles Community College District , Series
2010E, GO, 6.60%, 08/01/42 ......... 980 1,232,415
Los Angeles Unified School District , Series
2010RY, GO, 6.76%, 07/01/34 ........ 2,505 2,900,427
State of California
Series 2018, GO, 4.60%, 04/01/38 ..... 4,110 3,981,839
Series 2009, GO, 7.55%, 04/01/39 ..... 1,300 1,681,268
University of California , Series 2012AD, RB,
4.86%, 05/15/12 ................. 425 384,541
12,713,491
Georgia — 0.0%
Municipal Electric Authority of Georgia , Series
2010-A, RB, 6.64%, 04/01/57 ........ 674 743,589
Illinois — 0.1%
State of Illinois , Series 2003, GO,
5.10%, 06/01/33 ................. 4,725 4,707,746
Massachusetts — 0.0%
Massachusetts Housing Finance Agency ,
Series 2015A, RB, AMT, 4.50%, 12/01/48 230 222,462
New Jersey — 0.0%
New Jersey Turnpike Authority , Series 2009F,
RB, 7.41%, 01/01/40 .............. 665 836,104
New York — 0.1%
Metropolitan Transportation Authority
Series 2010A, RB, 6.67%, 11/15/39 .... 270 291,117
Series 2010, RB, 6.81%, 11/15/40 ..... 730 791,854
New York City Municipal Water Finance
Authority , Series 2011CC, RB,
5.88%, 06/15/44 ................. 440 501,086
New York State Dormitory Authority , Series
2010H, RB, 5.39%, 03/15/40 ......... 320 336,500
Port Authority of New York & New Jersey ,
Series 2014-181, RB, 4.96%, 08/01/46 .. 1,665 1,702,093
3,622,650
Ohio — 0.0%
American Municipal Power, Inc. , Series 2010A,
RB, 8.08%, 02/15/50 .............. 765 1,049,314
Texas — 0.1%
City of San Antonio Electric & Gas Systems ,
Series 2010A, RB, 5.81%, 02/01/41 .... 1,095 1,201,696
State of Texas , Series 2009A, GO,
5.52%, 04/01/39 ................. 1,235 1,358,425
2,560,121
Total Municipal Bonds — 0.7%
(Cost: $29,197,140) .............................. 26,455,477

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
30
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.5%
Angel Oak Mortgage Trust
(a)(b)
Series 2020-3, Class A3, 2.87%, 04/25/65 USD 557 $ 513,721
Series 2020-4, Class A3, 2.81%, 06/25/65 226 206,529
Angel Oak Mortgage Trust I LLC, Series 2019-
4, Class A3, 3.30%, 07/26/49
(a)(b)
...... 27 26,403
Barclays Mortgage Loan Trust, Series 2022-
NQM1, Class A1, 4.55%, 07/25/52
(b)(c)
... 2,277 2,160,400
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (1-mo. LIBOR USD
at 0.54% Floor and 11.50% Cap + 0.54%),
5.39%, 02/25/35
(a)
................ 145 124,978
COLT Mortgage Loan Trust
(a)(b)
Series 2020-2, Class M1, 5.25%, 03/25/65 1,283 1,186,726
Series 2020-3, Class A3, 2.38%, 04/27/65 136 126,480
GCAT Trust, Series 2022-NQM4, Class A1,
5.27%, 08/25/67
(b)(c)
............... 2,337 2,288,674
Homeward Opportunities Fund I Trust, Series
2020-2, Class A3, 3.20%, 05/25/65
(a)(b)
.. 1,237 1,107,721
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b)(c)
... 2,296 2,249,157
JP Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A, 2.50%,
12/25/51 .................... 19,065 15,428,830
Series 2021-INV7, Class A3A, 2.50%,
02/25/52 .................... 10,467 9,154,729
Series 2021-INV7, Class A4A, 2.50%,
02/25/52 .................... 4,034 2,696,436
Series 2021-INV7, Class A5A, 2.50%,
02/25/52 .................... 2,204 1,738,764
MFA Trust, Series 2020-NQM1, Class A3,
2.30%, 08/25/49
(a)(b)
............... 359 327,141
Morgan Stanley Residential Mortgage Loan
Trust, Series 2014-1A, Class B3, 6.01%,
06/25/44
(a)(b)
.................... 121 108,156
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. LIBOR USD
at 0.34% Floor and 9.00% Cap + 0.34%),
5.00%, 04/16/36
(a)(b)
............... 1,841 1,728,503
MortgageIT Trust, Series 2004-1, Class A1, (1-
mo. LIBOR USD at 0.78% Floor and 11.50%
Cap + 0.78%), 5.63%, 11/25/34
(a)
...... 236 217,173
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
. 196 187,135
PRKCM Trust
(a)(b)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 .................... 285 236,811
Series 2022-AFC1, Class A1A, 4.10%,
04/25/57 .................... 320 300,819
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 .................... 2,357 2,318,754
Residential Mortgage Loan Trust, Series 2020-
2, Class M1, 3.57%, 05/25/60
(a)(b)
...... 1,680 1,406,095
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b)(c)
........ 491 483,182
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A,
3.36%, 04/25/31
(b)
................ 78 77,371
Verus Securitization Trust
(b)
Series 2019-INV2, Class M1, 3.50%,
07/25/59
(a)
................... 3,000 2,622,240
Series 2020-4, Class A3, 2.32%, 05/25/65
(c)
517 480,569
Series 2020-4, Class M1, 3.29%, 05/25/65
(a)
670 556,973
Series 2020-INV1, Class A2, 3.04%,
03/25/60
(a)
................... 902 860,192
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2020-INV1, Class A3, 3.89%,
03/25/60
(a)
................... USD 1,000 $ 944,818
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a)(b)
.................... 2,000 1,737,472
Vista Point Securitization Trust, Series 2020-2,
Class A3, 2.50%, 04/25/65
(a)(b)
........ 522 459,869
54,062,821
Commercial Mortgage-Backed Securities — 4.1%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.14%, 08/10/35 100 84,942
Series 2015-1211, Class D, 4.14%, 08/10/35 1,131 941,319
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class D, (1-mo. LIBOR USD at 1.54%
Floor + 1.54%), 6.12%, 09/15/34
(a)(b)
.... 640 592,533
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (1-mo. LIBOR USD at 3.10% Floor +
3.10%), 7.78%, 04/15/34
(a)(b)
......... 587 446,773
Arbor Multifamily Mortgage Securities Trust
(b)
Series 2020-MF1, Class D, 1.75%, 05/15/53 1,080 644,359
Series 2020-MF1, Class E, 1.75%, 05/15/53 600 303,638
Series 2021-MF3, Class A5, 2.57%,
10/15/54 .................... 297 243,021
AREIT LLC, Series 2022-CRE7, Class A,
(1-mo. CME Term SOFR at 2.24% Floor +
2.24%), 6.99%, 06/17/39
(a)(b)
......... 918 911,115
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. LIBOR USD at 2.10% Floor
+ 2.10%), 6.78%, 04/15/35
(a)(b)
........ 174 161,301
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. LIBOR USD at 1.95% Floor
+ 2.20%), 6.88%, 12/15/36
(a)(b)
........ 4,050 3,601,437
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class AF, (1-mo. LIBOR
USD at 1.00% Floor + 1.00%), 5.69%,
11/15/33 .................... 1,480 1,406,527
Series 2017-SCH, Class CL, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.19%,
11/15/32 .................... 1,450 1,311,178
Series 2017-SCH, Class DL, (1-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.68%,
11/15/32 .................... 1,490 1,290,734
Series 2018-DSNY, Class C, (1-mo. LIBOR
USD at 1.35% Floor + 1.35%), 6.04%,
09/15/34 .................... 1,000 959,631
Series 2018-DSNY, Class D, (1-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.38%,
09/15/34 .................... 830 788,294
Banc of America Commercial Mortgage
Trust, Series 2015-UBS7, Class B, 4.34%,
09/15/48
(a)
..................... 104 94,338
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (1-mo. LIBOR
USD at 0.48% Floor and 10.80% Cap +
0.48%), 5.17%, 11/25/35 .......... 208 188,232
Series 2005-4A, Class A1, (1-mo. LIBOR
USD at 0.30% Floor + 0.45%), 5.30%,
01/25/36 .................... 1,473 1,339,893
Series 2006-4A, Class A1, (1-mo. LIBOR
USD at 0.23% Floor + 0.35%), 5.19%,
12/25/36 .................... 316 291,601
BBCMS Mortgage Trust
Series 2017-C1, Class B, 4.09%, 02/15/50 2,000 1,808,586

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-TALL, Class A, (1-mo. LIBOR
USD at 0.72% Floor + 0.72%), 5.56%,
03/15/37
(a)(b)
.................. USD 232 $ 212,279
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................ 750 709,540
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
............... 260 232,208
Beast Mortgage Trust, Series 2021-SSCP,
Class A, (1-mo. LIBOR USD at 0.75% Floor
+ 0.75%), 5.43%, 04/15/36
(a)(b)
........ 569 540,733
BLP Commercial Mortgage Trust, Series 2023-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 6.52%, 03/15/40
(a)(b)
460 454,957
BOCA Commercial Mortgage Trust, Series
2022-BOCA, Class A, (1-mo. CME Term
SOFR at 1.77% Floor + 1.77%), 6.60%,
05/15/39
(a)(b)
.................... 472 457,958
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%,
03/10/33 .................... 419 391,942
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,578,396
Series 2013-1515, Class E, 3.72%, 03/10/33 100 87,104
BX Commercial Mortgage Trust
(b)
Series 2019-XL, Class A, (1-mo. CME Term
SOFR at 1.03% Floor + 1.03%), 5.86%,
10/15/36
(a)
................... 413 408,522
Series 2019-XL, Class D, (1-mo. CME Term
SOFR at 1.56% Floor + 1.56%), 6.39%,
10/15/36
(a)
................... 3,604 3,501,786
Series 2020-VIV2, Class C, 3.54%,
03/09/44
(a)
................... 1,450 1,175,925
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(a)
................... 1,157 1,011,732
Series 2020-VIV4, Class A, 2.84%, 03/09/44 3,049 2,482,634
Series 2020-VKNG, Class A, (1-mo. CME
Term SOFR at 1.04% Floor + 1.04%),
5.87%, 10/15/37
(a)
.............. 66 64,127
Series 2021-CIP, Class A, (1-mo. LIBOR
USD at 0.92% Floor + 0.92%), 5.60%,
12/15/38
(a)
................... 104 100,219
Series 2021-VINO, Class D, (1-mo. LIBOR
USD at 1.35% Floor + 1.35%), 6.04%,
05/15/38
(a)
................... 3,600 3,356,160
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(a)
................... 914 744,244
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
8.72%, 06/15/27
(a)
.............. 322 313,122
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 71 60,613
Series 2019-OC11, Class D, 3.94%,
12/09/41
(a)
................... 1,832 1,511,782
Series 2021-ARIA, Class A, (1-mo. LIBOR
USD at 0.90% Floor + 0.90%), 5.58%,
10/15/36
(a)
................... 231 221,637
Series 2021-ARIA, Class D, (1-mo. LIBOR
USD at 1.90% Floor + 1.90%), 6.58%,
10/15/36
(a)
................... 1,604 1,487,371
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.91% Floor + 0.91%),
5.74%, 02/15/36
(a)
.............. 1,126 1,072,940
Series 2021-LBA, Class AV, (1-mo. CME
Term SOFR at 0.91% Floor + 0.91%),
5.74%, 02/15/36
(a)
.............. 243 231,549
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-SDMF, Class A, (1-mo. LIBOR
USD at 0.59% Floor + 0.59%), 5.27%,
09/15/34
(a)
................... USD 174 $ 167,909
Series 2021-VIEW, Class D, (1-mo. LIBOR
USD at 2.90% Floor + 2.90%), 7.58%,
06/15/36
(a)
................... 2,110 1,934,870
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
6.99%, 10/15/39
(a)
.............. 3,610 3,564,753
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
8.89%, 10/15/39
(a)
.............. 360 352,832
Series 2022-LBA6, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
5.83%, 01/15/39
(a)
.............. 449 433,236
Series 2022-LBA6, Class D, (1-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
6.83%, 01/15/39
(a)
.............. 530 492,899
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
5.68%, 01/15/39
(a)
.............. 300 288,064
Series 2022-VAMF, Class B, (1-mo. CME
Term SOFR at 1.28% Floor + 1.28%),
6.11%, 01/15/39
(a)
.............. 133 127,000
BXP Trust
(a)(b)
Series 2017-CC, Class D, (1-mo. LIBOR
USD + 0.00%), 3.55%, 08/13/37 .... 210 151,114
Series 2017-GM, Class D, 3.42%, 06/13/39 140 106,511
Series 2021-601L, Class D, 2.78%, 01/15/44 758 490,769
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (1-mo. LIBOR USD at
1.75% Floor + 1.75%), 6.43%, 12/15/37
(a)(b)
815 794,031
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 5.15%,
05/22/34
(a)(b)
.................... EUR 1,468 1,511,106
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%,
02/10/50 .................... USD 280 261,352
Series 2017-CD5, Class B, 3.96%,
08/15/50
(a)
................... 446 397,165
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 110 105,136
Series 2017-C8, Class B, 4.20%, 06/15/50
(a)
667 571,857
CHC Commercial Mortgage Trust, Series 2019-
CHC, Class B, (1-mo. LIBOR USD at 1.50%
Floor + 1.50%), 6.18%, 06/15/34
(a)(b)
.... 1,311 1,257,446
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.52%,
05/10/35
(a)(b)
.................. 245 215,600
Series 2014-GC19, Class C, 5.09%,
03/11/47
(a)
................... 120 117,111
Series 2015-GC27, Class B, 3.77%,
02/10/48 .................... 240 222,644
Series 2019-PRM, Class D, 4.35%,
05/10/36
(b)
................... 1,800 1,763,584
Cold Storage Trust, Series 2020-ICE5, Class
A, (1-mo. LIBOR USD at 0.90% Floor +
0.90%), 5.58%, 11/15/37
(a)(b)
......... 1,142 1,112,835
Commercial Mortgage Trust
(a)
Series 2014-CR15, Class C, 4.67%,
02/10/47 .................... 192 168,655
Series 2015-CR24, Class B, 4.35%,
08/10/48 .................... 1,232 1,160,619
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)
................... 440 341,916

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
32
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates
(a)(b)
Series 2019-ICE4, Class B, (1-mo. LIBOR
USD at 1.23% Floor + 1.23%), 5.91%,
05/15/36 .................... USD 2,651 $ 2,607,815
Series 2020-NET, Class D, 3.70%, 08/15/37 600 536,415
Series 2021-980M, Class D, 3.54%,
07/15/31 .................... 5,810 4,743,466
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class D, 3.56%, 11/15/48
(a)
1,270 1,043,669
Series 2016-C5, Class B, 4.46%, 11/15/48
(a)
510 477,707
Series 2016-C5, Class C, 4.64%, 11/15/48
(a)
710 645,781
Series 2018-CX12, Class C, 4.74%,
08/15/51
(a)
................... 268 218,017
Series 2019-C15, Class A4, 4.05%,
03/15/52 .................... 870 815,355
Series 2019-C16, Class C, 4.24%,
06/15/52
(a)
................... 649 510,464
Series 2019-C18, Class D, 2.50%,
12/15/52
(b)
................... 2,849 1,694,955
Series 2020-C19, Class A3, 2.56%,
03/15/53 .................... 1,415 1,191,623
CSMC Trust
(b)
Series 2017-CALI, Class C, 3.78%,
11/10/32
(a)
................... 370 277,500
Series 2017-PFHP, Class A, (1-mo. LIBOR
USD at 0.95% Floor + 0.95%), 5.63%,
12/15/30
(a)
................... 530 499,988
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 194,702
Series 2021-BHAR, Class A, (1-mo. LIBOR
USD at 1.15% Floor + 1.15%), 5.83%,
11/15/38
(a)
................... 558 533,755
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
7.97%, 09/09/24
(a)
.............. 1,017 1,014,025
DBGS Mortgage Trust, Series 2018-5BP, Class
B, (1-mo. LIBOR USD at 0.83% Floor +
0.98%), 5.66%, 06/15/33
(a)(b)
......... 610 549,610
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 .............. 240 225,714
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, (1-mo. LIBOR USD + 0.00%),
3.53%, 10/10/34
(a)(b)
............... 360 324,794
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class B, (1-mo. LIBOR
USD at 1.38% Floor + 1.38%), 6.06%,
07/15/38 .................... 5,457 5,285,818
Series 2021-ESH, Class D, (1-mo. LIBOR
USD at 2.25% Floor + 2.25%), 6.94%,
07/15/38 .................... 2,042 1,944,876
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-K80, Class B,
4.23%, 08/25/50
(a)(b)
............... 235 223,095
GCT Commercial Mortgage Trust, Series 2021-
GCT, Class C, (1-mo. LIBOR USD at 1.70%
Floor + 1.70%), 6.38%, 02/15/38
(a)(b)
.... 2,060 1,726,162
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
..... 800 788,200
GS Mortgage Securities Corp. Trust
(b)
Series 2017-GPTX, Class A, 2.86%,
05/10/34 .................... 570 518,700
Series 2021-DM, Class A, (1-mo. LIBOR
USD at 0.89% Floor + 0.89%), 5.57%,
11/15/36
(a)
................... 749 719,735
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
7.52%, 11/15/27
(a)
.............. 1,650 1,634,500
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2022-ECI, Class A, (1-mo. CME Term
SOFR at 2.20% Floor + 2.19%), 7.02%,
08/15/39
(a)
................... USD 980 $ 980,000
Series 2022-SHIP, Class A, (1-mo. CME
Term SOFR at 0.73% Floor + 0.73%),
5.56%, 08/15/36
(a)
.............. 1,188 1,176,222
Series 2023-FUN, Class A, (1-mo. CME
Term SOFR at 2.09% Floor + 2.09%),
6.75%, 03/15/28
(a)
.............. 1,350 1,346,639
GS Mortgage Securities Trust
Series 2014-GC20, Class B, 4.53%,
04/10/47
(a)
................... 400 381,692
Series 2015-GC32, Class C, 4.41%,
07/10/48
(a)
................... 316 286,742
Series 2015-GS1, Class A3, 3.73%,
11/10/48 .................... 150 142,709
Series 2019-GSA1, Class C, 3.81%,
11/10/52
(a)
................... 60 46,151
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
..................... 1,890 1,776,764
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.07%, 10/15/39
(a)(b)
1,830 1,825,454
IMT Trust
(b)
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 .................... 440 425,189
Series 2017-APTS, Class DFX, 3.50%,
06/15/34
(a)
................... 730 688,440
INTOWN Mortgage Trust, Series 2022-STAY,
Class A, (1-mo. CME Term SOFR at 2.49%
Floor + 2.49%), 7.32%, 08/15/39
(a)(b)
.... 1,079 1,070,209
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.12%,
12/15/48
(a)(b)
.................... 553 459,699
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP7, Class B, 4.05%, 09/15/50 90 79,999
Series 2019-COR5, Class A3, 3.12%,
06/13/52 .................... 390 339,173
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2022-CGSS, Class
A, (1-mo. CME Term SOFR at 2.97% Floor +
2.47%), 7.30%, 12/15/36
(a)(b)
......... 1,083 1,077,509
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2015-JP1, Class C, 4.73%,
01/15/49
(a)
................... 730 646,798
Series 2018-AON, Class A, 4.13%,
07/05/31
(b)
................... 413 371,700
Series 2018-PHH, Class A, (1-mo. LIBOR
USD at 2.41% Floor + 1.21%), 5.89%,
06/15/35
(a)(b)
.................. 1,832 1,680,621
Series 2020-609M, Class D, (1-mo. LIBOR
USD at 2.77% Floor + 2.77%), 7.45%,
10/15/33
(a)(b)
.................. 1,300 1,073,327
Series 2021-MHC, Class A, (1-mo. LIBOR
USD at 0.80% Floor + 0.80%), 5.48%,
04/15/38
(a)(b)
.................. 87 84,311
Series 2021-MHC, Class D, (1-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.38%,
04/15/38
(a)(b)
.................. 1,550 1,456,634
Series 2022-NXSS, Class A, (1-mo. CME
Term SOFR at 2.18% Floor + 2.18%),
7.01%, 09/15/39
(a)(b)
............. 1,580 1,570,082
Series 2022-OPO, Class D, 3.45%,
01/05/39
(a)(b)
.................. 684 501,312

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.71%, 08/15/34
(a)(b)
............. USD 300 $ 253,287
MHC Commercial Mortgage Trust, Series 2021-
MHC, Class A, (1-mo. LIBOR USD at 0.80%
Floor + 0.80%), 5.48%, 04/15/38
(a)(b)
.... 114 110,222
Morgan Stanley Bank of America Merrill Lynch
Trust
(a)
Series 2015-C23, Class D, 4.14%,
07/15/50
(b)
................... 116 88,669
Series 2015-C25, Class B, 4.52%, 10/15/48 620 579,957
Series 2015-C25, Class C, 4.52%, 10/15/48 320 290,314
Morgan Stanley Capital I Trust
Series 2017-H1, Class B, 4.08%, 06/15/50 3,302 2,986,222
Series 2017-H1, Class C, 4.28%, 06/15/50
(a)
45 39,555
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 1,360 857,594
Series 2018-MP, Class A, 4.28%, 07/11/40
(a)
(b)
......................... 3,761 3,325,852
Series 2018-SUN, Class A, (1-mo. LIBOR
USD at 0.90% Floor + 0.90%), 5.58%,
07/15/35
(a)(b)
.................. 300 294,148
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (1-mo. CME Term SOFR at
1.40% Floor + 1.40%), 6.22%, 03/15/39
(a)(b)
608 598,977
Natixis Commercial Mortgage Securities Trust
(b)
Series 2018-FL1, Class A, (1-mo. LIBOR
USD at 0.95% Floor + 0.95%), 5.63%,
06/15/35
(a)
................... 74 71,474
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 828,461
Series 2019-LVL, Class D, 4.44%, 08/15/38 310 250,916
RIAL Issuer Ltd., Series 2022-FL8, Class A,
(1-mo. CME Term SOFR at 2.25% Floor +
2.25%), 6.99%, 01/19/37
(a)(b)
......... 2,052 2,007,222
Scorpio European Loan Conduit No. 34 DAC,
Series 34A, Class C, (Sterling Overnight
Index Average at 2.10% Floor and 7.10%
Cap + 2.22%), 6.41%, 05/17/29
(a)(b)
..... GBP 252 298,448
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.48%,
09/15/39
(a)(b)
.................... USD 460 356,356
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
................ 3,398 2,705,711
SMRT
(a)(b)
Series 2022-MINI, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
5.83%, 01/15/39 ............... 238 228,790
Series 2022-MINI, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.78%, 01/15/39 ............... 4,049 3,693,660
SREIT Trust, Series 2021-MFP2, Class A, (1-
mo. LIBOR USD at 0.82% Floor + 0.82%),
5.51%, 11/15/36
(a)(b)
............... 229 219,813
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.01%, 05/15/37
(a)(b)
............... 1,831 1,762,530
Taurus UK DAC, Series 2021-UK4A, Class D,
(Sterling Overnight Index Average at 2.10%
Floor + 2.10%), 6.30%, 08/17/31
(a)(b)
.... GBP 732 826,837
TPGI Trust, Series 2021-DGWD, Class D, (1-
mo. LIBOR USD at 1.50% Floor + 1.50%),
6.18%, 06/15/26
(a)(b)
............... USD 3,400 3,144,154
UBS Commercial Mortgage Trust, Series 2018-
C12, Class B, 4.79%, 08/15/51
(a)
...... 1,160 1,011,344
VNDO Trust, Series 2016-350P, Class D,
3.90%, 01/10/35
(a)(b)
............... 710 599,098
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1-mo.
LIBOR USD at 1.42% Floor + 1.42%),
6.13%, 01/15/59
(a)
.............. USD 633 $ 619,384
Series 2016-C34, Class A3FL, (1-mo.
LIBOR USD at 1.12% Floor + 1.04%),
5.75%, 06/15/49
(a)(b)
............. 390 376,128
Series 2017-C42, Class B, 4.00%,
12/15/50
(a)
................... 1,500 1,329,223
Series 2017-HSDB, Class A, (1-mo. LIBOR
USD at 1.10% Floor + 1.10%), 5.91%,
12/13/31
(a)(b)
.................. 501 496,430
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)(b)
.................. 110 95,814
Series 2018-C45, Class C, 4.73%, 06/15/51 309 263,103
Series 2018-C46, Class B, 4.63%, 08/15/51 429 387,581
Series 2018-C48, Class B, 4.90%,
01/15/52
(a)
................... 766 703,351
Series 2019-C49, Class B, 4.55%, 03/15/52 1,688 1,468,944
Series 2019-C50, Class B, 4.19%, 05/15/52 2,639 2,297,603
Series 2020-SDAL, Class D, (1-mo. LIBOR
USD at 2.09% Floor + 2.09%), 6.77%,
02/15/37
(a)(b)
.................. 720 685,459
Series 2021-FCMT, Class D, (1-mo. LIBOR
USD at 3.50% Floor + 3.50%), 8.18%,
05/15/31
(a)(b)
.................. 1,890 1,653,750
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.62%,
11/15/27
(a)(b)
.................... 1,218 1,205,781
148,375,925
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(a)
245 Park Avenue Trust, Series 2017-245P,
Class XA, 0.15%, 06/05/37
(b)
......... 11,000 75,812
BANK
Series 2019-BN20, Class XB, 0.37%,
09/15/62 .................... 8,371 170,834
Series 2021-BN33, Class XA, 1.06%,
05/15/64 .................... 12,259 708,393
Series 2021-BN33, Class XB, 0.48%,
05/15/64 .................... 81,230 2,791,738
Bank of America Merrill Lynch Commercial
Mortgage Trust
Series 2017-BNK3, Class XB, 0.59%,
02/15/50 .................... 4,185 86,279
Series 2017-BNK3, Class XD, 1.24%,
02/15/50
(b)
................... 2,000 82,912
BBCMS Trust, Series 2015-SRCH, Class XA,
0.91%, 08/10/35
(b)
................ 6,744 203,160
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.60%, 11/05/36
(b)
................ 65,905 562,638
Benchmark Mortgage Trust
Series 2019-B9, Class XA, (1-mo. LIBOR
USD + 0.00%), 1.03%, 03/15/52 .... 3,020 139,540
Series 2020-B17, Class XB, (1-mo. LIBOR
USD + 0.00%), 0.53%, 03/15/53 .... 1,560 43,654
Series 2021-B23, Class XA, 1.27%,
02/15/54 .................... 5,765 390,199
Series 2021-B24, Class XA, 1.15%,
03/15/54 .................... 19,385 1,189,524
BX Trust, Series 2022-GPA, Class XCP, 1.03%,
10/15/39
(b)
..................... 19,914 76,183
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.69%, 05/10/58 ... 2,030 39,384

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
34
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.80%, 11/10/42
(b)
.. USD 10,100 $ 494,632
Commercial Mortgage Trust
(b)
Series 2015-3BP, Class XA, 0.06%,
02/10/35 .................... 40,878 65,972
Series 2018-COR3, Class XD, 1.75%,
05/10/51 .................... 770 52,810
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.17%,
11/15/50 .................... 3,170 33,414
Series 2019-C16, Class XA, 1.55%,
06/15/52 .................... 6,692 470,320
Series 2019-C17, Class XA, 1.35%,
09/15/52 .................... 2,045 121,414
Series 2019-C17, Class XB, 0.56%,
09/15/52 .................... 4,040 118,474
DBGS Mortgage Trust, Series 2019-1735,
Class X, 0.29%, 04/10/37
(b)
.......... 5,975 98,134
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, (1-mo. LIBOR USD + 0.00%), 1.00%,
06/10/50
(b)
..................... 3,040 101,941
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.81%,
11/10/52 .................... 5,204 215,780
Series 2020-GSA2, Class XA, 1.72%,
12/12/53
(b)
................... 4,073 373,206
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.80%,
09/15/47 ...................... 831 6,110
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 1,800 39,573
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-LC11, Class XB, 0.64%,
04/15/46 .................... 4,040 41
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
................... 4,330 91,719
Ladder Capital Commercial Mortgage Mortgage
Trust, Series 2013-GCP, Class XA, 1.16%,
02/15/36
(b)
..................... 2,806 124,770
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.15%,
06/15/50
(b)
................... 3,030 220,647
Series 2019-H6, Class XB, 0.71%, 06/15/52 5,210 192,618
Series 2019-L2, Class XA, 1.00%, 03/15/52 2,002 90,338
Olympic Tower Mortgage Trust, Series 2017-
OT, Class XA, 0.38%, 05/10/39
(b)
...... 10,700 153,319
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 .................... 17,050 487
Series 2017-1MKT, Class XNCP, 0.09%,
02/10/32 .................... 3,410 8,947
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.47%,
10/15/52 .................... 6,643 459,145
Series 2019-C18, Class XA, 1.02%,
12/15/52 .................... 7,114 320,194
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.25%,
08/15/49
(b)
................... 1,180 40,649
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2019-C50, Class XA, 1.41%,
05/15/52 .................... USD 11,959 $ 713,735
11,168,639
Total Non-Agency Mortgage-Backed Securities — 5.9%
(Cost: $241,021,787) ............................. 213,607,385
Beneficial Interest
(000)
Other Interests
(h)
Capital Markets — 0.0%
(e)(f)(g)
Lehman Brothers Holdings, Capital Trust VII . 1,630 —
Lehman Brothers Holdings, Inc.
(a)
........ 14,400 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.1%
Capital Markets — 0.1%
State Street Corp.
(a)(i)
Series F, (3-mo. LIBOR USD + 3.60%),
8.46% ...................... 370 367,209
Series H, (3-mo. LIBOR USD + 2.54%),
5.63% ...................... 1,937 1,806,692
2,173,901
Total Preferred Securities — 0.1%
(Cost: $2,307,000) .............................. 2,173,901
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Federal National Mortgage Association,
6.63%, 11/15/30 ................. 1,500 1,777,154
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Series 1591, Class PK, 6.35%, 10/15/23 . 12 11,651
Series 2996, Class MK, 5.50%, 06/15/35 . 3 2,648
Federal National Mortgage Association, Series
2005-29, Class WB, 4.75%, 04/25/35 ... 19 19,081
33,380
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2006-M2, Class
A2A, 5.27%, 10/25/32
(a)
............ 1,191 1,191,541
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K120, Class X1, 1.04%, 10/25/30 . 41,113 2,448,421
Series K121, Class X1, 1.02%, 10/25/30 . 3,066 179,875
Series KL05, Class X1P, 0.89%, 06/25/29 13,486 644,714
Series KL06, Class XFX, 1.36%, 12/25/29 1,480 93,881
Government National Mortgage Association
Variable Rate Notes
Series 2013-30, 0.52%, 09/16/53 ...... 668 9,542
Series 2013-78, 0.28%, 10/16/54 ...... 1,111 13,647
Series 2015-22, 0.52%, 03/16/55 ...... 1,012 17,028
Series 2015-37, 0.62%, 10/16/56 ...... 126 3,267
Series 2015-48, 0.91%, 02/16/50 ...... 121 2,815

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2016-96, 0.77%, 12/16/57 ...... USD 771 $ 26,719
3,439,909
Mortgage-Backed Securities — 35.2%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 .......... 2,981 2,822,310
3.00%, 09/01/27 - 12/01/46 .......... 3,744 3,534,250
3.50%, 04/01/42 - 01/01/48 .......... 4,103 3,907,942
4.00%, 08/01/40 - 12/01/45 .......... 1,594 1,574,073
4.50%, 02/01/39 - 04/01/49 .......... 12,599 12,609,695
5.00%, 07/01/35 - 11/01/48 .......... 1,916 1,957,691
5.50%, 05/01/36 - 06/01/41 .......... 1,188 1,233,829
6.00%, 11/01/29 - 12/01/32 .......... 2 2,512
Federal National Mortgage Association
4.00%, 01/01/41 ................. 76 73,852
7.00%, 06/01/32 ................. 7 7,142
Government National Mortgage Association
2.00%, 08/20/50 - 02/20/51 .......... 28,840 24,632,803
2.00%, 04/15/53
(j)
................ 24,412 20,737,217
2.50%, 04/20/51 - 01/20/53 .......... 40,839 35,973,067
2.50%, 04/15/53
(j)
................ 16,187 14,244,652
3.00%, 12/20/44 - 01/20/52 .......... 23,892 21,854,059
3.00%, 04/15/53
(j)
................ 15,869 14,454,140
3.50%, 01/15/42 - 04/20/48 .......... 8,569 8,241,977
3.50%, 04/15/53
(j)
................ 20,707 19,412,003
4.00%, 04/20/39 - 05/20/50 .......... 8,678 8,457,148
4.00%, 04/15/53
(j)
................ 11,262 10,842,358
4.50%, 12/20/39 - 04/20/50 .......... 6,245 6,253,476
4.50%, 04/15/53
(j)
................ 8,134 8,011,600
5.00%, 12/15/38 - 07/20/41 .......... 2,139 2,201,178
5.00%, 04/15/53
(j)
................ 6,592 6,600,240
5.50%, 03/15/32 - 11/15/33 .......... 2 2,129
5.50%, 04/15/53
(j)
................ 4,553 4,604,488
6.00%, 12/15/36 ................. 40 40,285
6.00%, 04/15/53
(j)
................ 3,456 3,520,395
7.50%, 11/15/29 ................. —
(k)
272
Uniform Mortgage-Backed Securities
1.50%, 12/01/35 - 03/01/51 .......... 59,164 48,883,441
1.50%, 04/25/38 - 04/25/53
(j)
......... 2,564 2,210,725
2.00%, 10/01/31 - 03/01/52 .......... 235,684 198,321,968
2.00%, 04/25/38 - 04/25/53
(j)
......... 39,730 34,290,353
2.50%, 09/01/27 - 04/01/52 .......... 153,853 135,489,824
2.50%, 04/25/38 - 04/25/53
(j)
......... 29,463 25,574,007
2.50%, 01/01/52
(l)
................ 34,501 30,065,925
3.00%, 04/01/28 - 08/01/52 .......... 86,607 79,397,055
3.00%, 04/25/38 - 05/25/53
(j)
......... 72,099 64,729,792
3.50%, 08/01/27 - 01/01/51 .......... 60,272 57,054,729
3.50%, 04/25/53 - 05/25/53
(j)
......... 37,210 34,581,280
4.00%, 08/01/33 - 06/01/52 .......... 65,122 63,473,291
4.00%, 04/25/53
(j)
................ 318 304,138
4.50%, 02/01/25 - 08/01/52 .......... 38,304 38,245,894
4.50%, 04/25/38 - 04/25/53
(j)
......... 23,040 22,588,447
5.00%, 03/01/30 - 02/01/53 .......... 13,730 13,787,807
5.00%, 04/25/53
(j)
................ 108,428 108,139,567
5.50%, 12/01/31 - 03/01/53 .......... 7,409 7,557,223
5.50%, 04/25/53
(j)
................ 22,793 23,023,156
6.00%, 07/01/29 - 03/01/53 .......... 14,116 14,654,076
6.00%, 04/25/53
(j)
................ 20,049 20,462,885
6.50%, 05/01/40 ................. 809 850,492
1,261,492,858
Total U.S. Government Sponsored Agency Securities — 35.3%
(Cost: $1,330,633,919) ........................... 1,267,934,842
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 .......... USD 4,474 $ 4,811,692
4.50%, 08/15/39 ................. 19,132 21,245,044
4.38%, 11/15/39 - 05/15/40 .......... 10,450 11,404,301
4.63%, 02/15/40 ................. 2,710 3,049,809
1.13%, 05/15/40 - 08/15/40 .......... 27,332 18,126,668
3.88%, 08/15/40 ................. 2,710 2,779,020
1.38%, 11/15/40 ................. 13,666 9,412,991
3.13%, 02/15/43 - 08/15/44 .......... 15,468 13,847,348
2.88%, 05/15/43 - 11/15/46 .......... 13,320 11,431,177
3.63%, 08/15/43 ................. 6,784 6,584,720
3.75%, 11/15/43 ................. 6,784 6,700,790
2.50%, 02/15/45 ................. 36,899 29,442,808
3.00%, 05/15/47 - 08/15/52 .......... 17,589 15,378,238
2.75%, 11/15/47
(m)
................ 35,670 29,675,768
3.00%, 02/15/48
(l) (m)
............... 42,206 36,814,843
3.38%, 11/15/48 ................. 31,443 29,411,487
2.25%, 08/15 /49 - 02/15/52 .......... 8,910 6,698,759
1.63%, 11/15/50 ................. 8,630 5,534,325
2.38%, 05/15/51 ................. 26,056 20,008,004
U.S. Treasury Inflation Linked Notes
1.63%, 10/15/27 ................. 70,392 71,761,468
1.50%, 02/15/53 ................. 72 73,016
U.S. Treasury Notes
1.50%, 10/31/24 - 02/15/30 .......... 115,480 109,170,559
1.75%, 12/31/24 ................. 85,581 82,104,272
2.00%, 02/15/25 - 11/15/26 .......... 39,697 37,675,530
2.63%, 04/15/25 - 02/15/29 .......... 25,518 24,605,827
0.38%, 04/30/25 - 09/30/27 .......... 100,975 92,949,057
2.13%, 05/15/25 ................. 14,360 13,804,672
2.75%, 05/15/25 - 08/15/32 .......... 72,117 68,463,519
0.75%, 05/31/26 ................. 10,210 9,287,112
1.25%, 11/30/26 - 08/15/31 .......... 68,771 59,765,082
2.38%, 05/15/27 - 05/15/29 .......... 20,263 19,052,336
0.50%, 05/31/27 - 08/31/27 .......... 39,390 34,511,530
2.25%, 08/15/27
(m)
................ 45,063 42,508,843
2.88%, 08/15/28 - 05/15/32 .......... 4,894 4,701,768
3.13%, 11/15/28 ................. 5,507 5,368,464
1.63%, 08/15/29 - 05/15/31 .......... 25,587 22,402,530
3.88%, 09/30/29 - 12/31/29 .......... 53,206 54,107,330
4.00%, 10/31/29
(m)
................ 53,919 55,218,737
Total U.S. Treasury Obligations — 30.4%
(Cost: $1,179,779,564) ........................... 1,089,889,444
Total Long-Term Investments — 105.1%
(Cost: $4,000,952,226) ........................... 3,772,211,735
Short-Term Securities
Foreign Government Obligations — 0.2%
Mexico — 0.2%
United Mexican States
(n)
11.24%, 11/28/24 ................ MXN 8,526 3,933,961
11.11%, 01/23/25 ................ 2,961 1,371,094
5,305,055
Total Foreign Government Obligations — 0.2%
(Cost: $5,252,160) .............................. 5,305,055

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
36
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Money Market Funds — 6.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70%
(o)(p)
................. 230,492,083 $ 230,492,083
Total Money Market Funds — 6.4%
(Cost: $230,492,083) ............................. 230,492,083
Total Short-Term Securities — 6.6%
(Cost: $235,744,243) ............................. 235,797,138
Total Options Purchased — 0.2%
(Cost: $9,803,594) .............................. 9,063,929
Total Investments Before Options Written and TBA Sale
Commitments — 111.9%
(Cost: $4,246,500,063 ) ........................... 4,017,072,802
Total Options Written — (0.3)%
(Premium Received — $(13,393,969)) ................. (11,062,378)
Par (000)
Pa r (000)
TBA Sale Commitments
(j)
Mortgage-Backed Securities — (6.7)%
Government National Mortgage Association
2.00% ,  04/15/53 ................. USD (233) (197,925)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.50% ,  04/15/53 ................. USD (3,140) $ (2,762,760)
3.00% ,  04/15/53 ................. (149) (135,717)
3.50% ,  04/15/53 ................. (144) (134,995)
Uniform Mortgage-Backed Securities
1.50% ,  04/25/38 - 04/25/53 .......... (1,801) (1,579,994)
2.00% ,  04/25/38 - 04/25/53 .......... (18,752) (15,988,603)
2.50% ,  04/25/38 - 05/25/53 .......... (15,320) (13,208,634)
3.50% ,  04/25/38 - 04/25/53 .......... (14,358) (13,395,932)
4.00% ,  04/25/38 - 04/25/53 .......... (16,778) (16,064,756)
3.00% ,  04/25/53 ................. (19,989) (17,935,322)
4.50% ,  04/25/53 ................. (50,937) (49,908,153)
5.00% ,  04/25/53 ................. (75,075) (74,875,682)
5.50% ,  04/25/53 ................. (18,117) (18,299,939)
6.00% ,  04/25/53 ................. (15,509) (15,829,785)
Total TBA Sale Commitments — (6.7)%
(Proceeds: $(238,416,853)) ........................ (240,318,197)
Total Investments Net of Options Written and TBA Sale
Commitments — 104.9%
(Cost: $3,994,689,241 ) ........................... 3,765,692,227
Liabilities in Excess of Other Assets — (4.9)% ............ (177,252,830)
Net Assets — 100.0% ..............................
$ 3,588,439,397
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Non-income producing security.
(h)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)
Perpetual security with no stated maturity date.
(j)
Represents or includes a TBA transaction.
(k)
Rounds to less than 1,000.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(n)
Rates are discount rates or a range of discount rates as of period end.
(o)
Annualized 7-day yield as of period end.
(p)
Affiliate of the Fund.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 156,097,271 $ 74,394,812
(a)
$ — $ — $ — $ 230,492,083 230,492,083 $ 4,692,697 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro- Bobl ............................................................... 11 06/08/23 $ 1,406 $ (21,572)
Euro-Bund .............................................................. 138 06/08/23 20,330 654,331
U.S. Treasury Long Bond ..................................................... 434 06/21/23 57,017 1,435,420
U.S. Treasury Ultra Bond ..................................................... 125 06/21/23 17,707 309,257
U.S. Treasury 5 Year Note .................................................... 2,488 06/30/23 272,805 4,479,829
3-mo. Euro Euribor ......................................................... 11 06/17/24 2,886 1,791
6,859,056
Short Contracts
Euro-BTP ............................................................... 176 06/08/23 22,017 (730,852)
Euro- Buxl ............................................................... 24 06/08/23 3,666 (164,565)
Japan 10 Year Bond ........................................................ 121 06/13/23 134,984 (2,400,873)
3-mo. Euro Euribor ......................................................... 11 06/19/23 2,880 (336)
U.S. Treasury 10 Year Note ................................................... 394 06/21/23 45,335 (144,062)
U.S. Treasury 10 Year Ultra Note ............................................... 324 06/21/23 39,290 (199,880)
U.S. Treasury 2 Year Note .................................................... 604 06/30/23 124,787 (84,401)
3-mo. SOFR ............................................................. 6 12/19/23 1,431 9,665
3-mo. SOFR ............................................................. 132 03/19/24 31,589 29,025
(3,686,279)
$ 3,172,777
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 2,054,317 USD 390,000 Goldman Sachs International 04/04/23 $ 15,315
AUD 1,130,000 USD 754,214 Morgan Stanley & Co. International plc 04/18/23 1,514
CAD 886,461 USD 650,000 HSBC Bank plc 04/18/23 6,038
COP 3,773,439,100 USD 790,000 Barclays Bank plc 04/18/23 18,176
EUR 840,000 USD 896,602 Deutsche Bank AG 04/18/23 15,086
IDR 6,153,000,000 USD 400,000 Barclays Bank plc 04/18/23 11,531
JPY 35,824,796 USD 270,000 Barclays Bank plc 04/18/23 407
JPY 87,206,275 USD 650,000 Goldman Sachs International 04/18/23 8,235
MXN 14,334,230 USD 790,000 Deutsche Bank AG 04/18/23 3,279
MXN 17,576,585 USD 930,000 Morgan Stanley & Co. International plc 04/18/23 42,716
NOK 4,138,740 USD 390,000 Citibank NA 04/18/23 5,560
THB 17,934,696 USD 520,000 UBS AG 04/18/23 5,278
USD 534,319 EUR 490,000 Toronto Dominion Bank 04/18/23 2,501
USD 920,000 JPY 120,757,111 Morgan Stanley & Co. International plc 04/18/23 8,522
USD 520,000 THB 17,691,960 Barclays Bank plc 04/18/23 1,831
USD 380,000 TWD 11,583,920 Barclays Bank plc 04/18/23 435
ZAR 7,141,894 USD 400,000 Barclays Bank plc 04/18/23 624
ZAR 7,435,813 USD 400,000 Morgan Stanley & Co. International plc 04/18/23 17,112
BRL 2,014,588 USD 390,000 Goldman Sachs International 05/03/23 5,534
COP 2,324,186,022 USD 464,605 JPMorgan Chase Bank NA 05/10/23 30,756
EUR 190,712 USD 204,437 Bank of New York Mellon 05/10/23 2,813
EUR 634,264 USD 670,514 Standard Chartered Bank 05/10/23 18,753
MXN 25,885,344 USD 1,403,145 Bank of New York Mellon 05/10/23 23,209
MXN 52,525,724 USD 2,810,353 JPMorgan Chase Bank NA 05/10/23 83,959
EUR 1,824,000 USD 1,966,562 Standard Chartered Bank 06/21/23 20,475
IDR 6,272,008,556 USD 406,271 HSBC Bank plc 06/21/23 12,750
USD 2,150,152 JPY 281,705,000 Deutsche Bank AG 06/21/23 3,545
365,954
USD 390,000 BRL 2,005,747 Goldman Sachs International 04/04/23 (5,732)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
38
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CHF 483,748 USD 530,000 Toronto Dominion Bank 04/18/23 $ (489)
KRW 518,288,000 USD 400,000 Barclays Bank plc 04/18/23 (2,983)
KRW 505,837,800 USD 390,000 Citibank NA 04/18/23 (2,521)
NOK 4,108,446 USD 400,000 BNP Paribas SA 04/18/23 (7,335)
NOK 4,161,674 USD 400,000 Goldman Sachs International 04/18/23 (2,248)
USD 650,000 CAD 894,508 Morgan Stanley & Co. International plc 04/18/23 (11,993)
USD 400,000 COP 1,925,148,000 Barclays Bank plc 04/18/23 (12,319)
USD 898,136 EUR 840,000 Morgan Stanley & Co. International plc 04/18/23 (13,552)
USD 268,008 GBP 220,000 State Street Bank and Trust Co. 04/18/23 (3,463)
USD 647,767 GBP 540,000 UBS AG 04/18/23 (18,571)
USD 400,000 IDR 6,076,000,000 Standard Chartered Bank 04/18/23 (6,381)
USD 390,000 KRW 513,630,000 Barclays Bank plc 04/18/23 (3,448)
USD 390,000 MXN 7,320,026 Citibank NA 04/18/23 (15,102)
USD 1,441,010 MXN 27,625,236 Goldman Sachs International 04/18/23 (87,815)
USD 400,000 MXN 7,429,492 Morgan Stanley & Co. International plc 04/18/23 (11,160)
USD 390,000 NOK 4,136,907 Deutsche Bank AG 04/18/23 (5,385)
USD 628,566 NZD 1,015,000 Morgan Stanley & Co. International plc 04/18/23 (6,141)
USD 500,000 PLN 2,204,370 Goldman Sachs International 04/18/23 (10,259)
USD 1,184,881 COP 5,760,890,151 Bank of America NA 05/10/23 (42,955)
USD 733,726 COP 3,518,804,730 JPMorgan Chase Bank NA 05/10/23 (16,247)
USD 552,660 EUR 513,245 Citibank NA 05/10/23 (5,093)
USD 1,325,579 EUR 1,229,594 JPMorgan Chase Bank NA 05/10/23 (10,644)
USD 2,116,586 MXN 40,193,327 Barclays Bank plc 05/10/23 (98,178)
USD 7,858,930 MXN 147,869,701 JPMorgan Chase Bank NA 05/10/23 (289,099)
USD 395,326 AUD 593,000 UBS AG 06/21/23 (2,221)
USD 965,995 CAD 1,327,000 HSBC Bank plc 06/21/23 (17,155)
USD 5,687,852 EUR 5,264,974 Toronto Dominion Bank 06/21/23 (47,728)
USD 8,990,444 EUR 8,332,526 UBS AG 06/21/23 (86,878)
USD 536,511 GBP 439,000 State Street Bank and Trust Co. 06/21/23 (5,886)
USD 401,727 IDR 6,059,254,437 Deutsche Bank AG 06/30/23 (2,855)
USD 337,688 IDR 5,104,146,834 HSBC Bank plc 06/30/23 (3,121)
USD 228,717 IDR 3,429,616,202 JPMorgan Chase Bank NA 06/30/23 (281)
USD 401,648 IDR 6,059,254,437 Standard Chartered Bank 06/30/23 (2,934)
USD 3,750,655 MXN 70,244,144 JPMorgan Chase Bank NA 08/31/23 (34,509)
(892,681)
$ (526,727)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 2 Year Note ...................... 34 05/26/23 USD 104.00 USD 6,800 $ 20,719
Put
3-mo. SOFR Interest Futures .................... 2,581 04/14/23 USD 95.81 USD 645,250 64,525
$ 85,244
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Dual Binary Option payout at expiry if USDJPY <
128.506 and JPY TONAR 10 year > 0.888 ........ Citibank NA 1,051,000 06/30/23 USD 135,064 $ 105,100
(a)
Option only pays if both terms are met on the expiration date.

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.29% Semi-Annual
Morgan Stanley & Co.
International plc 02/14/24 3.29 % USD 47,144 $ 2,106,174
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.31% Semi-Annual Bank of America NA 02/15/24 3.31 USD 22,686 1,033,395
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.32% Semi-Annual Bank of America NA 02/15/24 3.32 USD 23,395 1,083,876
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 03/28/24 3.00 USD 25,522 897,080
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.09% Semi-Annual
Morgan Stanley & Co.
International plc 03/27/26 3.09 USD 1,016 55,539
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.08% Semi-Annual Bank of America NA 03/30/26 3.08 USD 3,467 187,960
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.10% Semi-Annual Citibank NA 03/30/26 3.10 USD 1,164 64,132
5,428,156
Put
10-Year Interest Rate Swap
(a)
3.29% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 02/14/24 3.29 USD 47,144 1,163,033
10-Year Interest Rate Swap
(a)
3.32% Semi-Annual 1-day SOFR Annual Bank of America NA 02/15/24 3.32 USD 23,395 555,620
10-Year Interest Rate Swap
(a)
3.31% Semi-Annual 1-day SOFR Annual Bank of America NA 02/15/24 3.31 USD 22,686 549,087
10-Year Interest Rate Swap
(a)
3.00% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/28/24 3.00 USD 25,522 897,081
10-Year Interest Rate Swap
(a)
3.09% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/27/26 3.09 USD 1,016 50,301
10-Year Interest Rate Swap
(a)
3.08% Semi-Annual 1-day SOFR Annual Bank of America NA 03/30/26 3.08 USD 3,467 172,996
10-Year Interest Rate Swap
(a)
3.10% Semi-Annual 1-day SOFR Annual Citibank NA 03/30/26 3.10 USD 1,164 57,311
3,445,429
$ 8,873,585
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 2 Year Note ....................... 34 04/21/23 USD 104.50 USD 6,800 $ (3,719)
U.S. Treasury 5 Year Note ....................... 15 04/21/23 USD 109.00 USD 1,500 (14,414)
(18,133)
Put
3-mo. SOFR Interest Futures ..................... 3,441 04/14/23 USD 95.13 USD 860,250 (21,505)
U.S. Treasury 2 Year Note ....................... 34 04/21/23 USD 102.50 USD 6,800 (5,313)
U.S. Treasury 5 Year Note ....................... 15 04/21/23 USD 108.00 USD 1,500 (2,227)
U.S. Treasury 10 Year Note ...................... 24 05/26/23 USD 114.50 USD 2,400 (30,375)
(59,420)
$ (77,553)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.11% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/19/23 3.11 % USD 62,245 $ (2,018,038)
10-Year Interest Rate Swap
(a)
3.16% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 01/04/24 3.16 USD 19,496 (702,972)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
40
Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 01/08/24 3.15 % USD 19,496 $ (696,791)
10-Year Interest Rate Swap
(a)
3.11% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 01/10/24 3.11 USD 53,800 (1,818,393)
10-Year Interest Rate Swap
(a)
2.95% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/13/26 2.95 USD 1,261 (61,409)
10-Year Interest Rate Swap
(a)
3.02% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.02 USD 2,999 (154,788)
10-Year Interest Rate Swap
(a)
3.12% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.12 USD 2,620 (145,711)
10-Year Interest Rate Swap
(a)
3.14% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.14 USD 3,493 (197,348)
10-Year Interest Rate Swap
(a)
3.13% Semi-Annual 1-day SOFR Annual Bank of America NA 03/23/26 3.13 USD 1,164 (65,723)
(5,861,173)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.11% Semi-Annual
Morgan Stanley & Co.
International plc 12/19/23 3.11 USD 62,245 (1,836,787)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.16% Semi-Annual Deutsche Bank AG 01/04/24 3.16 USD 19,496 (541,389)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.15% Semi-Annual
JPMorgan Chase
Bank NA 01/08/24 3.15 USD 19,496 (552,335)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.11% Semi-Annual
Morgan Stanley & Co.
International plc 01/10/24 3.11 USD 53,800 (1,619,844)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.95% Semi-Annual
Morgan Stanley & Co.
International plc 03/13/26 2.95 USD 1,261 (68,195)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.02% Semi-Annual
Goldman Sachs
International 03/16/26 3.02 USD 2,999 (154,984)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.12% Semi-Annual
Goldman Sachs
International 03/16/26 3.12 USD 2,620 (127,075)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.14% Semi-Annual
Goldman Sachs
International 03/16/26 3.14 USD 3,493 (167,111)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.13% Semi-Annual Bank of America NA 03/23/26 3.13 USD 1,164 (55,932)
(5,123,652)
$ (10,984,825)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.20% Annual 1-day TONAR Annual 02/03/25 JPY 583,318 $ (7,465) $ — $ (7,465)
0.21% Annual 1-day TONAR Annual 02/03/25 JPY 583,318 (7,904) — (7,904)
3-mo. JIBAR Quarterly 7.20% Quarterly 03/20/25 ZAR 74,455 (16,005) — (16,005)
28-day MXIBTIIE Monthly 10.20% Monthly 03/27/25 MXN 45,836 7,379 — 7,379
3-mo. JIBAR Quarterly 7.70% Quarterly 06/19/25 ZAR 83,220 (1) 1 (2)
4.45% Annual 3-mo. PRIBOR Quarterly 06/19/25 CZK 52,561 7,132 — 7,132
5.53% Annual 6-mo. WIBOR Semi-Annual 09/20/25 PLN 8,374 10,026 — 10,026
28-day MXIBTIIE Monthly 8.42% Monthly 01/20/28 MXN 31,029 (12,530) — (12,530)
5.70% Annual 6-mo. WIBOR Semi-Annual 09/20/28 PLN 9,738 (36,310) — (36,310)
6-mo. EURIBOR Semi-Annual 2.44% Annual 07/14/32 EUR 2,606 (43,616) — (43,616)
3.15% Annual 1-day SOFR Annual 02/14/33 USD 907 (5,593) — (5,593)
0.89% Annual 1-day TONAR Annual 02/15/33 JPY 340,687 (63,141) — (63,141)
0.90% Annual 1-day TONAR Annual 02/15/33 JPY 340,687 (66,279) — (66,279)
0.90% Annual 1-day TONAR Annual 02/15/33 JPY 681,374 (133,813) — (133,813)
0.92% Annual 1-day TONAR Annual 02/15/33 JPY 986,817 (206,523) — (206,523)

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day ESTR Annual 2.69% Annual 02/15/33 EUR 810 $ 518 $ — $ 518
3.46% Annual 1-day SOFR Annual 02/15/33 USD 4,083 (84,739) — (84,739)
3.49% Annual 1-day SOFR Annual 02/17/33 USD 12,251 (291,671) — (291,671)
3.62% Annual 1-day SOFR Annual 02/23/33 USD 8,166 (281,904) — (281,904)
3.28% Annual 1-day SOFR Annual 02/24/33 USD 904 (10,230) — (10,230)
1-day ESTR Annual 2.95% Annual 03/02/33 EUR 408 4,884 — 4,884
3.45% Annual 1-day SOFR Annual 03/02/33 USD 454 (8,242) — (8,242)
3.28% Annual 1-day SOFR Annual 03/03/33 USD 419 (4,767) — (4,767)
3.35% Annual 1-day SOFR Annual 03/03/33 USD 432 (6,106) — (6,106)
3.78% Annual 1-day SOFR Annual 03/06/33 USD 12,250 (602,879) — (602,879)
1-day SOFR Annual 3.11% Annual 03/14/33 USD 8,147 (63,753) 3,287 (67,040)
1-day SOFR Annual 3.31% Annual 03/15/33 USD 5,513 50,019 — 50,019
1-day SOFR Annual 3.31% Annual 03/15/33 USD 6,737 59,635 — 59,635
1-day SOFR Annual 3.21% Annual 03/17/33 USD 6,125 6,692 — 6,692
1-day SOFR Annual 3.22% Annual 03/17/33 USD 6,125 8,253 — 8,253
3.35% Annual 1-day SOFR Annual 03/20/33 USD 1,854 (23,764) — (23,764)
1-day ESTR Annual 2.74% Annual 03/22/33 EUR 398 1,116 — 1,116
3.13% Annual 1-day SOFR Annual 03/22/33 USD 438 (2,288) — (2,288)
3-mo. BA Semi-Annual 3.30% Semi-Annual 03/27/33 CAD 267 (359) 20 (379)
3-mo. BA Semi-Annual 3.35% Semi-Annual 03/30/33 CAD 543 1,050 (1,135) 2,185
2.37% Annual 1-day SOFR Annual 02/03/53 USD 374 (95) — (95)
2.37% Annual 1-day SOFR Annual 02/09/53 USD 348 (43) — (43)
2.47% Annual 1-day SOFR Annual 02/10/53 USD 458 (2,196) — (2,196)
2.41% Annual 1-day SOFR Annual 02/17/53 USD 458 (1,021) — (1,021)
3.37% Semi-Annual 3-mo. BA Semi-Annual 03/27/53 CAD 116 135 (20) 155
3.40% Semi-Annual 3-mo. BA Semi-Annual 03/30/53 CAD 235 (772) 612 (1,384)
$ (1,827,170) $ 2,765 $ (1,829,935)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/27 USD 1,439 $ (37,546) $ (28,345) $ (9,201)
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 3,752 304,725 377,508 (72,783)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 2,919 26,193 55,906 (29,713)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 854 4,769 9,082 (4,313)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 18 100 205 (105)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 440 108,404 13,778 94,626
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 288 70,956 14,743 56,213
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 2 (1) (104) 103
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 5 (3) (1,250) 1,247
$ – $ – $ –
$ 477,597 $ 441,523 $ 36,074
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.3.AM ....... 0.50 % Monthly
Goldman Sachs
International 12/13/49 AA USD — $ — $ (2) $ 2
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 197 (48,536) (18,642) (29,894)
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 531 (130,825) (56,669) (74,156)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A USD 4,050 (360,204) (155,381) (204,823)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
42
Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.10.A ....... 2.00 % Monthly Deutsche Bank AG 11/17/59 A USD 2,020 $ (179,658) $ (78,827) $ (100,831)
CMBX.NA.10.BBB- .... 3.00 Monthly
J.P. Morgan Securities
LLC 11/17/59 BBB- USD 35 (9,988) (2,676) (7,312)
CMBX.NA.14.BBB- .... 3.00 Monthly
Goldman Sachs
International 12/16/72 BBB- USD 405 (113,704) (68,078) (45,626)
$ (842,915) $ (380,275) $ (462,640)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1-day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 6,530,622 $ 416,154 $ — $ 416,154
1-day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 6,530,622 (407,406) — (407,406)
1-day
BZDIOVER At Termination 12.60% At Termination Bank of America NA 07/01/24 BRL 12,868 2,900 — 2,900
1-day
BZDIOVER At Termination 12.97% At Termination Citibank NA 07/01/24 BRL 7,522 7,299 — 7,299
1-day
BZDIOVER At Termination 12.97% At Termination
Goldman Sachs
International 07/01/24 BRL 4,549 4,360 — 4,360
1-day
BZDIOVER At Termination 11.65% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 3,158 (11,009) — (11,009)
1-day
BZDIOVER At Termination 11.69% At Termination Citibank NA 01/02/25 BRL 4,423 (14,531) — (14,531)
1-day
BZDIOVER At Termination 12.85% At Termination Citibank NA 01/02/25 BRL 12,677 32,081 — 32,081
$ 29,848 $ — $ 29,848
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.06% ......... At Termination
iShares iBoxx $
Investment Grade
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 06/16/23 USD 120 $ 258,769 $ — $ 258,769
1-day SOFR minus
0.15% ......... At Termination
iShares iBoxx $
Investment Grade
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 06/16/23 USD 120 190,628 — 190,628
$ 449,397 $ — $ 449,397

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 - day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1- day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.97
1- day ESTR ......................................... Euro Short-Term Rate 993.30
1- day SOFR ......................................... Secured Overnight Financing Rate 4.87
1- day TONAR ........................................ Tokyo Overnight Average Rate (0.03)
28- day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.53
3- mo . BA ........................................... Canadian Bankers Acceptances 5.06
3 - mo . JIBAR ......................................... Johannesburg Interbank Average Rate 7.96
3 - mo . PRIBOR ....................................... Update BDFOnyX_RefernceIndex_Library 7.18
6- mo . EURIBOR ...................................... Euro Interbank Offered Rate 3.49
6 - mo . WIBOR ........................................ Warsaw Interbank Offered Rate 6.85
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 3,920 $ (1,155) $ 157,994 $ (1,987,929) $ —
OTC Swaps ..................................................... 471,222 (409,974) 1,064,382 (1,011,703) —
Options Written ................................................... N/A N/A 2,335,601 (4,010) (11,062,378)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 6,919,318 $ — $ 6,919,318
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 365,954 — — 365,954
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 8,958,829 105,100 9,063,929
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 157,994 — 157,994
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 623,413 449,397 — 462,794 — 1,535,604
$ — $ 623,413 $ 449,397 $ 365,954 $ 16,498,935 $ 105,100 $ 18,042,799
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 3,746,541 $ — $ 3,746,541
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 892,681 — — 892,681
Options written
(b)
Options written at value ..................... — — — — 11,062,378 — 11,062,378
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 1,987,929 — 1,987,929
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 988,731 — — 432,946 — 1,421,677
$ — $ 988,731 $ — $ 892,681 $ 17,229,794 $ — $ 19,111,206

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
44
Schedule of Investments
(unaudited) (continued)
March 31, 2023
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 8,989,369 $ — $ 8,989,369
Forward foreign currency exchange contracts .... — — — (334,406) — — (334,406)
Options purchased
(a)
.................... — — — — 3,142,985 — 3,142,985
Options written ........................ — — — — (13,600,048) — (13,600,048)
Swaps .............................. — (1,048,999) 1,039,486 — 144,099 254,746 389,332
$ — $ (1,048,999) $ 1,039,486 $ (334,406) $ (1,323,595) $ 254,746 $ (1,412,768)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ 11,197,747 $ — $ 11,197,747
Forward foreign currency exchange contracts .... — — — (1,918,381) — — (1,918,381)
Options purchased
(b)
.................... — — — — (5,543,072) — (5,543,072)
Options written ........................ — — — — 14,177,138 — 14,177,138
Swaps .............................. — (222,963) 449,397 — 423,906 — 650,340
$ — $ (222,963) $ 449,397 $ (1,918,381) $ 20,255,719 $ — $ 18,563,772
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 721,399,619
Average notional value of contracts — short ................................................................................. $ 319,550,452
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 37,807,890
Average amounts sold — in USD ........................................................................................ $ 16,530,699
Options
Average value of option contracts purchased ................................................................................ $ 113,664
Average value of option contracts written ................................................................................... $ 50,706
Average notional value of swaption contracts purchased ......................................................................... $ 593,685,500
Average notional value of swaption contracts written ........................................................................... $ 1,113,299,667
Credit default swaps
Average notional value — buy protection ................................................................................... $ 14,474,568
Average notional value — sell protection ................................................................................... $ 10,483,139
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 148,863,956
Average notional value — receives fixed rate ................................................................................ $ 44,841,631
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ —
(a)
Average notional value — receives fixed rate ................................................................................ $ —
(a)
Total return swaps
Average notional value ............................................................................................... $ 120,000
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,596,524 $ 382,015
Forward foreign currency exchange contracts ................................................................. 365,954 892,681
Options
(a)(b)
........................................................................................ 9,063,929 11,062,378
Swaps — centrally cleared .............................................................................. 7,063 —
Swaps — OTC
(c)
..................................................................................... 1,535,604 1,421,677
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 12,569,074 $ 13,758,751
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,688,831) (459,568)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 10,880,243 $ 13,299,183
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 4,001,988 $ (572,016) $ (3,279,869) $ — $ 150,103
Bank of New York Mellon ........................... 26,022 — — — 26,022
Barclays Bank plc ................................ 466,418 (219,424) — (246,994) —
Citibank NA .................................... 271,483 (37,247) — (20,000) 214,236
Citigroup Global Markets, Inc. ........................ 108,404 — — — 108,404
Deutsche Bank AG ............................... 23,260 (23,260) — — —
Goldman Sachs International ........................ 33,446 (33,446) — — —
HSBC Bank plc .................................. 18,788 (18,788) — — —
JPMorgan Chase Bank NA .......................... 564,112 (564,112) — — —
Morgan Stanley & Co. International plc .................. 5,319,315 (5,319,315) — — —
Standard Chartered Bank ........................... 39,228 (9,315) — — 29,913
Toronto Dominion Bank ............................ 2,501 (2,501) — — —
UBS AG ...................................... 5,278 (5,278) — — —
$ 10,880,243 $ (6,804,702) $ (3,279,869) $ (266,994) $ 528,678
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(d)(e)
Bank of Amer ica NA .............................. $ 572,016 $ (572,016) $ — $ — $ —
Barclays Bank plc ................................ 219,424 (219,424) — — —
BNP Paribas SA ................................. 7,335 — — — 7,335
Citibank NA .................................... 37,247 (37,247) — — —
Deutsche Bank AG ............................... 1,973,178 (23,260) (1,921,883) — 28,035
Goldman Sachs International ........................ 1,166,777 (33,446) (1,070,975) — 62,356
HSBC Bank plc .................................. 20,276 (18,788) — — 1,488
J.P. Morgan Securities LLC .......................... 9,988 — — — 9,988
JPMorgan Chase Bank NA .......................... 1,648,461 (564,112) (1,094,338) — (9,989)
Morgan Stanley & Co. International plc .................. 7,469,930 (5,319,315) (2,150,615) — —
Standard Chartered Bank ........................... 9,315 (9,315) — — —
State Street Bank and Trust Co. ...................... 9,349 — — — 9,349
Toronto Dominion Bank ............................ 48,217 (2,501) — — 45,716
UBS AG ...................................... 107,670 (5,278) — — 102,392
$ 13,299,183 $ (6,804,702) $ (6,237,811) $ — $ 256,670

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Core Bond Portfolio
46
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 346,934,713 $ 915,251 $ 347,849,964
Corporate Bonds ........................................ — 781,294,567 — 781,294,567
Foreign Agency Obligations ................................. — 6,543,720 — 6,543,720
Foreign Government Obligations .............................. — 36,462,435 — 36,462,435
Municipal Bonds ......................................... — 26,455,477 — 26,455,477
Non-Agency Mortgage-Backed Securities ........................ — 213,607,385 — 213,607,385
Other Interests .......................................... — — — —
Capital Trusts ........................................... — 2,173,901 — 2,173,901
U.S. Government Sponsored Agency Securities .................... — 1,267,934,842 — 1,267,934,842
U.S. Treasury Obligations ................................... — 1,089,889,444 — 1,089,889,444
Short-Term Securities
Foreign Government Obligations .............................. — 5,305,055 — 5,305,055
Money Market Funds ...................................... 230,492,083 — — 230,492,083
Options Purchased
Interest rate contracts ...................................... 85,244 8,873,585 — 8,958,829
Other contracts .......................................... — 105,100 — 105,100
Liabilities
Investments
TBA Sale Commitments .................................... — (240,318,197) — (240,318,197)
$ 230,577,327 $ 3,545,262,027 $ 915,251 $ 3,776,754,605
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 152,191 $ — $ 152,191
Equity contracts ........................................... — 449,397 — 449,397
Foreign currency exchange contracts ............................ — 365,954 — 365,954
Interest rate contracts ....................................... 6,919,318 620,788 — 7,540,106
Liabilities
Credit contracts ........................................... — (578,757) — (578,757)
Foreign currency exchange contracts ............................ — (892,681) — (892,681)
Interest rate contracts ....................................... (3,824,094) (13,405,700) — (17,229,794)
$ 3,095,224 $ (13,288,808) $ — $ (10,193,584)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
March 31, 2023
Consolidated Schedule of Investments
(unaudited)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Aqueduct European CLO DAC, Series 2017-
2X, Class E, (3-mo. EURIBOR at 4.40%
Floor + 4.40%), 6.69%, 10/15/30
(a)(b)
.... EUR 884 $ 835,552
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(c)
.................... USD 11,500 8,625
Avoca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
6.42%, 04/15/31
(a)(b)
............... EUR 620 559,339
BBAM European CLO II DAC, Series 2X,
Class E, (3-mo. EURIBOR at 6.11% Floor +
6.11%), 8.40%, 10/15/34
(a)(b)
......... 1,400 1,280,582
Bilbao CLO I DAC, Series 1X, Class D, (3-mo.
EURIBOR at 4.73% Floor + 4.73%), 7.07%,
07/20/31
(a)(b)
.................... 400 372,175
Bilbao CLO II DAC, Series 2X, Class DR,
(3-mo. EURIBOR at 5.97% Floor + 5.97%),
8.67%, 08/20/35
(a)(b)
............... 1,000 921,637
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (3-mo. EURIBOR at 6.21% Floor
+ 6.21%), 8.90%, 02/25/34
(a)(b)
........ 1,000 929,108
Cairn CLO XIV DAC, Series 2021-14X, Class
E, (3-mo. EURIBOR at 6.11% Floor +
6.11%), 8.58%, 10/29/34
(a)(b)
......... 1,400 1,279,383
Capital Four CLO III DAC, Series 3X, Class E,
(3-mo. EURIBOR at 6.06% Floor + 6.06%),
8.39%, 10/15/34
(a)(b)
............... 1,020 919,379
Contego CLO VIII DAC, Series 8X, Class ER,
(3-mo. EURIBOR at 6.06% Floor + 6.06%),
7.60%, 01/25/34
(a)(b)
............... 1,400 1,270,744
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 6.11%, 12/15/34
(a)(b)
.... 300 282,608
Fair Oaks Loan Funding III DAC, Series 3X,
Class ER, (3-mo. EURIBOR at 6.11% Floor
+ 6.11%), 8.40%, 10/15/34
(a)(b)
........ 587 541,238
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 6.74%, 07/15/31
(a)(c)
......... USD 250 234,412
Greene King Finance plc, Series B2,  (Sterling
Overnight Index Average + 2.20%), 6.38%,
03/15/36
(a)(b)
.................... GBP 100 92,520
Harvest CLO XVI DAC, Series 16X, Class ER,
(3-mo. EURIBOR at 5.57% Floor + 5.57%),
7.86%, 10/15/31
(a)(b)
............... EUR 1,125 1,039,953
Invesco Euro CLO III DAC, Series 3X, Class F,
(3-mo. EURIBOR at 8.07% Floor + 8.07%),
10.36%, 07/15/32
(a)(b)
.............. 213 195,606
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(a)(c)(d)
.......... USD 2,000 —
Neuberger Berman Loan Advisers Euro CLO
2 DAC, Series 2021-2X, Class E, (3-mo.
EURIBOR at 6.06% Floor + 6.06%), 8.39%,
04/15/34
(a)(b)
.................... EUR 1,223 1,124,881
OCP Euro CLO DAC
(a)(b)
Series 2017-2X, Class E, (3-mo. EURIBOR
at 5.00% Floor + 5.00%), 7.29%,
01/15/32 .................... 1,347 1,288,621
Series 2017-2X, Class F, (3-mo. EURIBOR
at 6.40% Floor + 6.40%), 8.69%,
01/15/32 .................... 900 787,937
Providus CLO III DAC, Series 3X, Class ER,
(3-mo. EURIBOR at 6.26% Floor + 6.26%),
8.59%, 07/18/34
(a)(b)
............... 1,000 936,005
Rockfield Park CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 5.95% Floor + 5.95%),
8.24%, 07/16/34
(a)(b)
............... 613 574,636
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Seneca Park CLO Ltd., Series 2014-1A, Class
SUB, 0.00%, 07/17/26
(a)(c)(d)
.......... USD 2,500 $ 19,750
Unique Pub Finance Co. plc (The), Series
N,  6.46%, 03/30/32
(b)(e)
............. GBP 1,395 1,733,746
Voya Euro CLO II DAC, Series 2X, Class ER,
(3-mo. EURIBOR at 6.02% Floor + 6.02%),
8.35%, 07/15/35
(a)(b)
............... EUR 670 619,221
Total Asset-Backed Securities — 0.1%
(Cost: $34,722,810) .............................. 17,847,658
Shares
Shares
Common Stocks
Automobile Components — 0.0%
Lear Corp. ....................... 1 140
Capital Markets — 0.1%
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$21,863,306)
(f)(g)
................. 2,223,387 8,915,782
Chemicals — 0.1%
Element Solutions, Inc. ............... 522,707 10,093,472
Commercial Services & Supplies — 0.0%
Freedom Pay , In c.
(d)(f)
................. 314,534 3
Electrical Equipment — 0.0%
SunPower Corp.
(f)
.................. 1,369 18,947
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(f)
............ 24,780 137,777
Financial Services — 0.0%
Block, Inc., Class A
(f)
................. 53,398 3,665,773
Ground Transportation — 0.0%
Uber Technologies, Inc.
(f)
.............. 175,084 5,550,163
Hotels, Restaurants & Leisure — 0.0%
Codere New Topco SA
(d)(f)(h)
............ 33,516 —
IT Services — 0.0%
Twilio, Inc., Class A
(f)
................ 26,405 1,759,365
Metals & Mining — 0.1%
Constellium SE, Class A
(f)
............. 1,740,611 26,596,536
Oil, Gas & Consumable Fuels — 0.0%
KCAD Holdings I Ltd.
(d)(f)
.............. 4,067,849,248 40,678
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.
(f)
........ 171 4,538
Software — 0.1%
Informatica, Inc., Class A
(f)(i)
............ 609,758 10,000,031
Total Common Stocks — 0.4%
(Cost: $110,078,764) ............................. 66,783,205
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 4.9%
Boeing Co. (The)
5.15%, 05/01/30 ................. USD 22,765 22,907,328
5.81%, 05/01/50 ................. 25,015 25,181,775
5.93%, 05/01/60 ................. 17,668 17,646,902

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
48
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Bombardier, Inc.
(c)
7.50%, 03/15/25 ................. USD 1,730 $ 1,729,817
7.13%, 06/15/26 ................. 62,598 62,823,353
7.88%, 04/15/27 ................. 45,746 46,310,002
6.00%, 02/15/28 ................. 31,861 31,024,808
7.50%, 02/01/29 ................. 25,100 25,641,156
7.45%, 05/01/34 ................. 3,949 4,422,880
BWX Technologies, Inc.
(c)
4.13%, 06/30/28 ................. 13,804 12,429,253
4.13%, 04/15/29 ................. 12,854 11,398,769
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(c)
18,776 15,677,960
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 433 434,771
Huntington Ingalls Industries, Inc., 4.20%,
05/01/30 ..................... 3,874 3,625,788
Rolls-Royce plc
(c)
3.63%, 10/14/25 ................. 8,950 8,480,125
5.75%, 10/15/27 ................. 38,027 37,882,498
Spirit AeroSystems, Inc.
(c)
7.50%, 04/15/25 ................. 10,650 10,650,000
9.38%, 11/30/29 ................. 35,861 39,133,316
TransDigm, Inc.
8.00%, 12/15/25
(c)
................ 14,792 15,069,350
6.25%, 03/15/26
(c)
................ 296,059 296,328,414
6.38%, 06/15/26 ................. 961 939,377
7.50%, 03/15/27 ................. 7,602 7,582,995
6.75%, 08/15/28
(c)
................ 133,755 135,092,550
Triumph Group, Inc., 9.00%, 03/15/28
(c)
... 47,920 47,970,316
880,383,503
Automobile Components — 1.7%
Adient Global Holdings Ltd., 3.50%, 08/15/24
(b)
EUR 254 274,014
Clarios Global LP
6.75%, 05/15/25
(c)
................ USD 23,948 24,203,046
4.38%, 05/15/26
(b)
................ EUR 8,351 8,632,174
6.25%, 05/15/26
(c)
................ USD 36,140 36,049,650
8.50%, 05/15/27
(c)
................ 145,681 146,227,304
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(b)
.................... EUR 489 408,092
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... USD 6,494 5,828,365
Dometic Group AB, 3.00%, 05/08/26
(b)
.... EUR 587 577,680
Faurecia SE
(b)
7.25%, 06/15/26 ................. 1,475 1,647,793
2.75%, 02/15/27 ................. 1,800 1,732,641
3.75%, 06/15/28 ................. 1,579 1,532,621
Goodyear Europe BV, 2.75%, 08/15/28
(b)
.. 242 213,447
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. USD 4,574 4,700,214
5.00%, 07/15/29 ................. 5,783 5,166,532
5.63%, 04/30/33 ................. 2,655 2,296,575
Grupo Antolin-Irausa SA
(b)
3.38%, 04/30/26 ................. EUR 443 400,759
3.50%, 04/30/28 ................. 2,196 1,715,444
Icahn Enterprises LP
4.75%, 09/15/24 ................. USD 7,437 7,254,117
6.25%, 05/15/26 ................. 9,496 9,344,776
5.25%, 05/15/27 ................. 31,634 29,682,499
4.38%, 02/01/29 ................. 14,300 12,298,000
IHO Verwaltungs GmbH
(a)(b)(j)
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27 .................... EUR 1,911 1,816,715
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28 .................... 442 489,721
ZF Europe Finance BV, 2.50%, 10/23/27
(b)
.. 2,100 1,979,879
ZF Finance GmbH
(b)
5.75%, 08/03/26 ................. 2,900 3,152,799
Security
Par (000)
Par (000) Value
Automobile Components (continued)
2.00%, 05/06/27 ................. EUR 1,200 $ 1,119,639
308,744,496
Automobiles — 0.3%
Ford Motor Co.
3.25%, 02/12/32 ................. USD 25,950 20,395,574
6.10%, 08/19/32 ................. 11,527 11,170,309
General Motors Co.
5.60%, 10/15/32 ................. 6,786 6,644,036
5.40%, 04/01/48 ................. 9,082 7,795,915
Jaguar Land Rover Automotive plc, 7.75%,
10/15/25
(c)
.................... 400 392,184
RCI Banque SA, (5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(a)(b)
......... EUR 7,100 7,014,239
Renault SA, 2.38%, 05/25/26
(b)
......... 1,400 1,387,347
Volvo Car AB, 2.50%, 10/07/27
(b)
....... 1,051 1,020,129
55,819,733
Banks — 0.9%
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.04%), 6.00%
(a)(b)(k)
. 600 611,879
Banco BPM SpA
(a)(b)
(5-Year EUR Swap Annual + 5.42%),
5.00%, 09/14/30 ............... 882 912,289
(5-Year EUR Swap Annual + 3.17%),
2.88%, 06/29/31 ............... 1,950 1,769,644
(5-Year EUR Swap Annual + 3.40%),
3.38%, 01/19/32 ............... 1,249 1,126,978
Banco de Sabadell SA
(a)(b)
(1-Year EUR Swap Annual + 2.40%),
5.25%, 02/07/29 ............... 600 617,306
(5-Year EUR Swap Annual + 2.20%),
2.00%, 01/17/30 ............... 900 834,328
(5-Year EUR Swap Annual + 2.95%),
2.50%, 04/15/31 ............... 2,200 1,971,154
Banco Espirito Santo SA
(b)(f)(l)
2.63%, 05/08/17 ................. 10,400 1,297,062
4.75%, 01/15/18 ................. 12,300 1,534,025
4.00%, 01/21/24 ................. 12,000 1,496,610
Bank of America Corp., (1-Day SOFR + 1.99%),
6.20%, 11/10/28
(a)
............... USD 18,853 19,708,583
Bank of Cyprus PCL, (1-Year EUR Swap
Annual + 2.79%), 2.50%, 06/24/27
(a)(b)
... EUR 800 724,394
Bankinter SA
(5-Year EUR Swap Annual + 4.71%),
7.38%
(a)(b)(k)
................... 1,000 1,010,455
Barclays plc
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.87%),
6.13%
(a)(k)
.................... USD 800 679,213
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(a)(b)(k)
GBP 600 647,640
5.20%, 05/12/26 ................. USD 7,800 7,466,081
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(a)(k)
.................... 7,990 5,462,064
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(a)(k)
.................... 12,345 10,539,544
BNP Paribas SA
(a)(b)(k)
(5-Year EUR Swap Annual + 4.65%), 6.88% EUR 800 802,584
(5-Year EUR Swap Annual + 4.63%), 7.38% 1,000 1,031,630
CaixaBank SA
(a)(b)(k)
(5-Year EUR Swap Annual + 6.22%), 6.38% 600 640,094
(5-Year EUR Swap Annual + 6.50%), 6.75% 400 415,363

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Banks (continued)
Commerzbank AG
(a)(b)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(k)
..................... EUR 1,200 $ 1,107,934
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63%,
02/28/33 .................... GBP 200 246,156
Credit Agricole SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.24%), 4.75%
(a)(c)(k)
.............. USD 13,270 9,964,443
First-Citizens Bank & Trust Co., 6.00%,
04/01/36 ..................... 23,131 22,500,446
HSBC Bank plc, Series 1M, (6-mo. LIBOR USD
+ 0.25%), 5.40%
(a)(k)
.............. 1,120 808,497
HSBC Holdings plc
(a)
(1-Day SOFR + 3.35%), 7.39%, 11/03/28 14,860 15,815,994
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.65%),
4.60%
(k)
..................... 6,310 4,712,476
ING Groep NV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.34%), 5.75%
(a)(k)
............... 1,105 956,002
Intesa Sanpaolo SpA
5.71%, 01/15/26
(c)
................ 4,290 4,064,718
5.15%, 06/10/30
(b)
................ GBP 2,025 2,036,417
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20%,
06/01/32
(a)(c)
.................. USD 10,505 7,641,542
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95%,
06/01/42
(a)(c)
.................. 7,665 5,081,003
Lloyds Banking Group plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.91%), 8.00%
(a)(k)
............... 13,055 12,026,919
PNC Financial Services Group, Inc. (The),
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25%
(a)(f)(k)
................... 17,052 15,858,360
Santander UK Group Holdings plc, (BPSWS5 +
5.79%), 6.75%
(a)(b)(k)
.............. GBP 633 689,335
Societe Generale SA, (5-Year EUR Swap
Annual + 5.23%), 7.88%
(a)(b)(k)
........ EUR 800 788,466
UniCredit SpA
(a)(b)
(5-Year EUR Swap Annual + 6.39%),
6.63%
(k)
..................... 1,400 1,486,349
(5-Year EURIBOR ICE Swap Rate +
7.33%), 7.50%
(k)
............... 600 614,624
(5-Year EUR Swap Annual + 2.80%),
2.73%, 01/15/32 ............... 700 646,732
168,345,333
Biotechnology — 0.0%
Cidron Aida Finco SARL
(b)
5.00%, 04/01/28 ................. 2,204 2,103,510
6.25%, 04/01/28 ................. GBP 2,128 2,228,317
4,331,827
Broadline Retail — 0.3%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... USD 13,121 9,968,534
Go Daddy Operating Co. LLC
5.25%, 12/01/27 ................. 6,055 5,892,211
3.50%, 03/01/29 ................. 8,073 6,980,158
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 10,281 9,548,170
5.63%, 02/15/29 ................. 72 67,698
4.13%, 08/01/30 ................. 3,886 3,345,846
3.63%, 10/01/31 ................. 8,705 7,083,911
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
NMG Holding Co., Inc., 7.13%, 04/01/26 ... USD 8,149 $ 7,650,852
50,537,380
Building Products — 0.8%
Advanced Drainage Systems, Inc.
(c)
5.00%, 09/30/27 ................. 14,250 13,542,128
6.38%, 06/15/30 ................. 24,658 24,160,831
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(c)
.................... 9,901 9,167,732
HT Troplast GmbH, 9.25%, 07/15/25
(b)
.... EUR 741 790,279
James Hardie International Finance DAC,
5.00%, 01/15/28
(c)
............... USD 2,204 2,065,983
JELD-WEN, Inc.
(c)
6.25%, 05/15/25 ................. 9,275 9,251,812
4.63%, 12/15/25 ................. 1,373 1,273,458
Masonite International Corp.
(c)
5.38%, 02/01/28 ................. 1,189 1,135,495
3.50%, 02/15/30 ................. 6,398 5,302,712
New Enterprise Stone & Lime Co., Inc.
(c)
5.25%, 07/15/28 ................. 6,433 5,686,091
9.75%, 07/15/28 ................. 9,352 8,931,160
PCF GmbH, 4.75%, 04/15/26
(b)
........ EUR 1,203 1,126,743
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(c)
.................... USD 31,071 29,167,901
Standard Industries, Inc.
2.25%, 11/21/26
(b)
................ EUR 4,217 3,957,171
5.00%, 02/15/27
(c)
................ USD 2,165 2,056,144
4.75%, 01/15/28
(c)
................ 1,492 1,393,796
4.38%, 07/15/30
(c)
................ 19,560 17,017,200
3.38%, 01/15/31
(c)
................ 9,735 7,823,869
Summit Materials LLC, 5.25%, 01/15/29
(c)
.. 1,574 1,487,430
145,337,935
Capital Markets — 0.8%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
.................... 8,264 8,317,799
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(c)
3,734 3,052,545
Blackstone Holdings Finance Co. LLC
(c)
5.90%, 11/03/27 ................. 6,154 6,276,006
6.20%, 04/22/33 ................. 17,071 17,883,217
Blackstone Private Credit Fund
7.05%, 09/29/25
(c)
................ 5,372 5,297,101
3.25%, 03/15/27 ................. 5,766 4,895,621
Codere New Holdco SA
7.50%, 11/30/27
(c)
................ EUR 964 83,185
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... USD 10,295 9,063,871
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(c)
............... 1,189 1,052,347
Lehman Brothers Holdings, Inc.
5.38%, 10/17/12
(f)(l)
............... EUR 4,550 22,205
4.75%, 01/16/14
(f)(l)
............... 14,545 70,983
(3-mo. EURIBOR + 0.30%), 0.00%,
02/05/14
(a)(f)(l)
.................. 22,800 111,270
0.00%, 12/31/49 ................. USD 1,000 2,000
Macquarie Bank Ltd., 6.80%, 01/18/33
(c)
... 6,510 6,617,375
Morgan Stanley, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.43%), 5.95%, 01/19/38
(a)
.......... 5,555 5,523,985
MSCI, Inc.
(c)
3.63%, 09/01/30 ................. 3,095 2,690,515
3.25%, 08/15/33 ................. 3,210 2,628,827
Northern Trust Corp., 6.13%, 11/02/32 .... 10,930 11,652,714
Owl Rock Capital Corp.
3.75%, 07/22/25 ................. 9,307 8,487,005
3.40%, 07/15/26 ................. 3,430 3,028,516

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
50
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Capital Markets (continued)
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. USD 10,277 $ 10,007,408
3.13%, 09/23/26 ................. 4,472 3,879,609
7.75%, 09/16/27
(c)
................ 18,688 18,410,211
Sherwood Financing plc, 6.00%, 11/15/26
(b)
. GBP 313 321,099
UBS Group AG, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.31%), 4.38%
(a)(c)(k)
.............. USD 13,275 9,209,519
138,584,933
Chemicals — 2.0%
Ashland LLC, 3.38%, 09/01/31
(c)
........ 8,222 6,720,912
Avient Corp., 7.13%, 08/01/30
(c)
........ 4,421 4,559,156
Axalta Coating Systems Dutch Holding B BV,
3.75%, 01/15/25
(b)
............... EUR 2,426 2,591,532
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ................. USD 14,075 13,374,065
3.38%, 02/15/29 ................. 14,666 12,565,586
Celanese US Holdings LLC, 6.17%, 07/15/27 4,998 5,026,510
Chemours Co. (The), 5.75%, 11/15/28
(c)
... 3,396 3,031,710
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 90,006 78,992,866
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(b)
.................... EUR 1,661 1,591,309
Gates Global LLC, 6.25%, 01/15/26
(c)
..... USD 22,177 21,788,903
HB Fuller Co., 4.25%, 10/15/28 ........ 7,667 6,801,323
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.. 25,361 20,415,605
Herens Midco SARL, 5.25%, 05/15/29
(b)
... EUR 1,743 1,253,258
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... USD 29,982 26,579,510
INEOS Finance plc
6.63%, 05/15/28
(b)
................ EUR 1,514 1,655,912
INEOS Quattro Finance 2 plc, 2.50%,
01/15/26
(b)
.................... 1,700 1,650,989
Ingevity Corp., 3.88%, 11/01/28
(c)
....... USD 4,329 3,708,997
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(c)
16,476 11,862,720
Kronos International, Inc., 3.75%, 09/15/25
(b)
EUR 1,262 1,252,833
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
.. USD 8,757 7,363,500
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
8,620 7,860,061
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(b)
EUR 689 744,445
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. USD 1,606 1,584,431
Olympus Water US Holding Corp., 3.88%,
10/01/28
(b)
.................... EUR 497 436,082
SCIL IV LLC
4.38%, 11/01/26
(b)
................ 477 475,296
5.38%, 11/01/26
(c)
................ USD 13,478 12,312,650
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
6.86%, 11/01/26
(a)(b)
............. EUR 512 545,547
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. USD 4,853 3,871,062
4.38%, 02/01/32 ................. 1,779 1,429,827
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
.................... 35,381 29,374,722
Synthomer plc, 3.88%, 07/01/25
(b)
....... EUR 791 787,044
WR Grace Holdings LLC
(c)
4.88%, 06/15/27 ................. USD 8,077 7,785,501
5.63%, 08/15/29 ................. 58,579 49,645,702
7.38%, 03/01/31 ................. 8,683 8,715,822
358,355,388
Commercial Services & Supplies — 3.4%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 4,578 4,082,614
4.88%, 07/15/32 ................. 899 793,179
Allied Universal Holdco LLC
6.63%, 07/15/26
(c)
................ 73,818 70,939,467
9.75%, 07/15/27
(c)
................ 28,942 25,794,847
3.63%, 06/01/28
(b)
................ EUR 920 820,142
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
4.63%, 06/01/28
(c)
................ USD 81,555 $ 68,743,200
4.88%, 06/01/28
(b)
................ GBP 827 838,039
6.00%, 06/01/29
(c)
................ USD 55,602 41,504,669
APi Group DE, Inc.
(c)
4.13%, 07/15/29 ................. 12,124 10,403,369
4.75%, 10/15/29 ................. 6,702 5,896,551
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 8,209 8,167,955
5.75%, 07/15/29 ................. 13,584 12,157,680
Aramark Services, Inc.
(c)
5.00%, 04/01/25 ................. 4,765 4,689,210
6.38%, 05/01/25 ................. 15,132 15,243,372
5.00%, 02/01/28 ................. 35,242 33,355,319
Brink's Co. (The), 5.50%, 07/15/25
(c)
..... 1,038 1,028,409
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 ................. 8,229 7,936,937
5.13%, 07/15/29 ................. 4,198 3,999,217
6.38%, 02/01/31 ................. 6,416 6,545,956
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 5,910 5,258,363
5.00%, 09/01/30 ................. 4,765 4,098,853
Garda World Security Corp.
(c)
4.63%, 02/15/27 ................. 6,371 5,718,938
7.75%, 02/15/28 ................. 18,860 18,588,473
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. 6,270 6,117,827
3.75%, 08/01/25 ................. 15,445 14,842,645
5.13%, 12/15/26 ................. 23,593 23,068,410
4.00%, 08/01/28 ................. 24,770 22,505,279
3.50%, 09/01/28 ................. 3,962 3,585,610
4.75%, 06/15/29 ................. 23,234 21,702,879
4.38%, 08/15/29 ................. 11,444 10,244,669
Intrum AB
(b)
3.13%, 07/15/24 ................. EUR 521 540,375
4.88%, 08/15/25 ................. 1,446 1,442,732
9.25%, 03/15/28 ................. 1,025 1,086,323
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... USD 6,421 5,745,896
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 13,966 10,788,735
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
. 17,578 16,296,564
Paprec Holding SA
(b)
4.00%, 03/31/25 ................. EUR 475 507,163
3.50%, 07/01/28 ................. 1,240 1,169,313
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. USD 17,395 17,264,538
6.25%, 01/15/28 ................. 24,068 22,503,580
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 7,877 6,876,487
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(b)
............... EUR 2,110 2,162,323
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(b)
............... 600 605,914
Verisure Holding AB
(b)
3.88%, 07/15/26 ................. 1,425 1,430,125
3.25%, 02/15/27 ................. 2,381 2,285,242
9.25%, 10/15/27 ................. 1,307 1,518,519
7.13%, 02/01/28 ................. 146 158,060
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... USD 63,828 58,700,218
609,754,185
Communications Equipment — 0.7%
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 36,636 34,502,169
CommScope, Inc.
(c)
6.00%, 03/01/26 ................. 8,889 8,578,774
8.25%, 03/01/27 ................. 6,543 5,359,371
7.13%, 07/01/28 ................. 12,951 9,551,880

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
4.75%, 09/01/29 ................. USD 31,882 $ 26,574,285
Nokia OYJ, 6.63%, 05/15/39 .......... 7,083 7,069,755
Viasat, Inc., 5.63%, 09/15/25
(c)
......... 26,729 25,340,696
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
... 19,053 16,293,492
133,270,422
Construction & Engineering — 0.2%
Arcosa, Inc., 4.38%, 04/15/29
(c)
........ 22,523 20,031,055
Azzurra Aeroporti SpA
(b)
2.13%, 05/30/24 ................. EUR 2,371 2,498,904
2.63%, 05/30/27 ................. 694 663,464
Cellnex Finance Co. SA
(b)
1.00%, 09/15/27 ................. 500 462,463
1.50%, 06/08/28 ................. 1,000 924,094
1.25%, 01/15/29 ................. 900 798,345
Dycom Industries, Inc., 4.50%, 04/15/29
(c)
.. USD 6,838 6,171,295
Gatwick Airport Finance plc, 4.38%, 04/07/26
(b)
GBP 1,427 1,617,319
Heathrow Finance plc, 4.13%, 09/01/29
(b)(e)
. 1,042 1,066,891
MasTec, Inc., 4.50%, 08/15/28
(c)
........ USD 7,365 6,807,456
Promontoria Holding 264 BV, 6.38%, 03/01/27
(b)
EUR 1,765 1,836,459
42,877,745
Consumer Finance — 1.5%
Discover Financial Services, 6.70%, 11/29/32 USD 4,950 5,103,166
Encore Capital Group, Inc.
(b)
4.88%, 10/15/25 ................. EUR 532 524,111
5.38%, 02/15/26 ................. GBP 1,000 1,099,446
4.25%, 06/01/28 ................. 2,373 2,276,001
Ford Motor Credit Co. LLC
3.81%, 01/09/24 ................. USD 1,844 1,822,204
5.58%, 03/18/24 ................. 3,500 3,464,510
2.75%, 06/14/24 ................. GBP 619 725,418
3.66%, 09/08/24 ................. USD 13,142 12,609,544
4.54%, 03/06/25 ................. GBP 2,394 2,830,596
4.69%, 06/09/25 ................. USD 4,049 3,891,454
5.13%, 06/16/25 ................. 13,706 13,416,052
4.13%, 08/04/25 ................. 8,979 8,541,422
3.38%, 11/13/25 ................. 6,710 6,289,216
4.39%, 01/08/26 ................. 11,887 11,277,791
6.86%, 06/05/26 ................. GBP 1,382 1,697,760
2.70%, 08/10/26 ................. USD 17,658 15,715,443
4.27%, 01/09/27 ................. 5,580 5,195,538
4.95%, 05/28/27 ................. 15,531 14,813,701
4.87%, 08/03/27 ................. EUR 2,650 2,787,707
4.13%, 08/17/27 ................. USD 7,624 6,985,414
3.82%, 11/02/27 ................. 2,510 2,249,588
2.90%, 02/16/28 ................. 11,606 9,976,518
2.90%, 02/10/29 ................. 1,734 1,435,701
5.11%, 05/03/29 ................. 6,693 6,283,388
7.35%, 03/06/30 ................. 21,065 21,644,288
4.00%, 11/13/30 ................. 1,910 1,622,979
3.63%, 06/17/31 ................. 15,218 12,540,092
Global Aircraft Leasing Co. Ltd.
(c)(j)
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... 6,772 6,110,467
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(a)
............... 12,476 11,258,000
Lincoln Financing SARL, 3.63%, 04/01/24
(b)
. EUR 347 373,353
Navient Corp.
7.25%, 09/25/23 ................. USD 126 125,573
6.13%, 03/25/24 ................. 477 470,589
5.88%, 10/25/24 ................. 1,709 1,660,076
5.50%, 03/15/29 ................. 8,905 7,524,725
OneMain Finance Corp.
6.88%, 03/15/25 ................. 15,547 15,065,121
7.13%, 03/15/26 ................. 13,399 12,880,325
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
3.50%, 01/15/27 ................. USD 6,747 $ 5,662,498
6.63%, 01/15/28 ................. 8,223 7,538,929
5.38%, 11/15/29 ................. 5,179 4,356,911
4.00%, 09/15/30 ................. 12,709 9,531,750
SLM Corp., 3.13%, 11/02/26 .......... 8,715 7,407,750
VistaJet Malta Finance plc, 6.38%, 02/01/30
(c)
7,629 6,799,240
273,584,355
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc.
(c)
3.25%, 03/15/26 ................. 18,245 17,168,454
4.63%, 01/15/27 ................. 21,596 20,885,168
5.88%, 02/15/28 ................. 2,444 2,428,982
6.50%, 02/15/28 ................. 8,976 8,998,440
3.50%, 03/15/29 ................. 13,469 11,719,296
4.88%, 02/15/30 ................. 11,190 10,444,578
Bellis Acquisition Co. plc
(b)
3.25%, 02/16/26 ................. GBP 1,500 1,512,887
4.50%, 02/16/26 ................. 2,726 2,838,689
Casino Guichard Perrachon SA, (5-Year
EURIBOR ICE Swap Rate + 3.82%), 3.99%
(a)
(b)(k)
........................ EUR 1,800 126,262
Ocado Group plc, 3.88%, 10/08/26
(b)
..... GBP 1,848 1,691,632
Performance Food Group, Inc.
(c)
5.50%, 10/15/27 ................. USD 2,942 2,876,158
4.25%, 08/01/29 ................. 20,521 18,427,287
Picard Groupe SAS, 3.88%, 07/01/26
(b)
... EUR 500 482,088
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
USD 4,464 4,148,886
US Foods, Inc.
(c)
6.25%, 04/15/25 ................. 5,772 5,824,035
4.75%, 02/15/29 ................. 9,453 8,732,209
4.63%, 06/01/30 ................. 8,285 7,473,501
125,778,552
Containers & Packaging — 2.9%
ARD Finance SA, 6.50%, 06/30/27
(c)
..... 44,014 33,666,474
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(c)
................ 22,128 21,929,401
3.25%, 09/01/28
(c)
................ 1,840 1,583,435
3.00%, 09/01/29
(b)
................ EUR 4,204 3,385,234
4.00%, 09/01/29
(c)
................ USD 82,135 64,270,637
Ardagh Packaging Finance plc
5.25%, 04/30/25
(c)
................ 1,101 1,084,485
2.13%, 08/15/26
(b)
................ EUR 2,513 2,381,540
4.13%, 08/15/26
(c)
................ USD 3,900 3,636,750
4.75%, 07/15/27
(b)
................ GBP 1,149 1,083,366
Ball Corp., 3.13%, 09/15/31 .......... USD 10,946 9,057,815
Canpack SA, 3.13%, 11/01/25
(c)
........ 7,284 6,600,469
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 35,056 33,741,400
8.75%, 04/15/30 ................. 29,122 26,464,323
Crown Americas LLC
4.75%, 02/01/26 ................. 69 67,194
4.25%, 09/30/26 ................. 3,032 2,906,680
5.25%, 04/01/30 ................. 942 907,061
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 1,005 1,061,963
Fiber Bidco SpA, 11.00%, 10/25/27
(b)
..... EUR 921 1,071,239
Graphic Packaging International LLC
4.75%, 07/15/27
(c)
................ USD 2,203 2,096,607
3.50%, 03/15/28
(c)
................ 269 246,189
2.63%, 02/01/29
(b)
................ EUR 4,253 3,993,953
Kleopatra Finco SARL, 4.25%, 03/01/26
(b)
.. 2,422 2,185,207
LABL, Inc.
(c)
5.88%, 11/01/28 ................. USD 13,947 12,392,821
9.50%, 11/01/28 ................. 13,183 13,298,351

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
52
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co.
(c)
7.88%, 08/15/26 ................. USD 166,446 $ 166,446,000
9.25%, 04/15/27 ................. 2,255 2,083,598
Sealed Air Corp.
(c)
4.00%, 12/01/27 ................. 3,065 2,860,258
6.13%, 02/01/28 ................. 7,639 7,724,213
Trivium Packaging Finance BV
3.75%, 08/15/26
(b)(e)
............... EUR 696 695,212
5.50%, 08/15/26
(c)(e)
............... USD 25,896 24,808,368
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
6.40%, 08/15/26
(a)(b)
............. EUR 927 982,712
8.50%, 08/15/27
(c)(e)
............... USD 63,336 57,635,760
512,348,715
Distributors — 0.2%
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29
(c)
............ 13,250 11,313,645
Azelis Finance NV, 5.75%, 03/15/28
(b)
.... EUR 100 109,697
BCPE Empire Holdings, Inc., 7.63%, 05/01/27
(c)
USD 18,416 16,827,620
Resideo Funding, Inc., 4.00%, 09/01/29
(c)
.. 3,756 3,122,779
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28
(c)
4,247 4,373,688
35,747,429
Diversified Consumer Services — 0.5%
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. 2,623 2,570,930
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
.. 6,670 5,555,443
Rekeep SpA, 7.25%, 02/01/26
(b)
........ EUR 1,502 1,433,449
Service Corp. International
5.13%, 06/01/29 ................. USD 1,427 1,376,609
3.38%, 08/15/30 ................. 5,789 4,935,123
4.00%, 05/15/31 ................. 18,376 16,137,803
Sotheby's
(c)
7.38%, 10/15/27 ................. 44,689 42,272,666
5.88%, 06/01/29 ................. 22,050 18,286,488
92,568,511
Diversified REITs — 0.9%
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. 5,881 4,653,161
GLP Capital LP, 3.25%, 01/15/32 ....... 15,238 12,363,504
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 7,300 6,332,750
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 6,069 5,211,641
Iron Mountain UK plc, 3.88%, 11/15/25
(b)
... GBP 3,232 3,782,107
Uniti Group LP, 10.50%, 02/15/28
(c)
...... USD 28,343 27,492,710
VICI Properties LP
5.63%, 05/01/24
(c)
................ 3,086 3,059,013
3.50%, 02/15/25
(c)
................ 6,210 5,885,302
4.63%, 06/15/25
(c)
................ 2,625 2,537,887
4.25%, 12/01/26
(c)
................ 2,859 2,667,493
4.50%, 01/15/28
(c)
................ 3,828 3,544,911
3.88%, 02/15/29
(c)
................ 2,854 2,537,549
4.63%, 12/01/29
(c)
................ 29,616 26,959,878
4.95%, 02/15/30 ................. 14,931 14,010,756
4.13%, 08/15/30
(c)
................ 15,110 13,346,457
5.63%, 05/15/52 ................. 20,299 18,278,640
152,663,759
Diversified Telecommunication Services — 5.6%
Altice France Holding SA, 10.50%, 05/15/27
(c)
40,751 31,174,515
Altice France SA
5.88%, 02/01/27
(b)
................ EUR 4,100 3,921,235
8.13%, 02/01/27
(c)
................ USD 19,703 18,239,067
5.13%, 01/15/29
(c)
................ 10,979 8,366,328
5.13%, 07/15/29
(c)
................ 37,134 27,943,335
5.50%, 10/15/29
(c)
................ 34,346 26,262,872
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
British Telecommunications plc
(a)(c)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.99%), 4.25%,
11/23/81 .................... USD 840 $ 727,818
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%), 4.88%,
11/23/81 .................... 628 494,679
CCO Holdings LLC
5.13%, 05/01/27
(c)
................ 13,765 13,007,925
5.00%, 02/01/28
(c)
................ 20,757 19,148,333
5.38%, 06/01/29
(c)
................ 10,358 9,511,233
6.38%, 09/01/29
(c)
................ 39,039 37,282,245
4.75%, 03/01/30
(c)
................ 20,494 17,755,899
4.50%, 08/15/30
(c)
................ 14,375 12,146,875
4.25%, 02/01/31
(c)
................ 43,526 35,589,469
7.38%, 03/01/31
(c)
................ 17,696 17,419,500
4.75%, 02/01/32
(c)
................ 38,192 32,075,647
4.50%, 05/01/32 ................. 1,813 1,482,708
4.50%, 06/01/33
(c)
................ 15,251 12,277,817
4.25%, 01/15/34
(c)
................ 41,739 32,644,907
Cellnex Telecom SA
(b)
1.75%, 10/23/30 ................. EUR 1,000 864,943
0.75%, 11/20/31
(m)
................ 3,200 2,740,206
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. USD 11,716 10,651,016
5.00%, 05/01/28 ................. 27,017 23,444,272
8.75%, 05/15/30 ................. 74,908 74,609,117
Global Switch Holdings Ltd., 2.25%, 05/31/27
(b)
EUR 1,501 1,527,371
Iliad Holding SASU
6.50%, 10/15/26
(c)
................ USD 53,441 50,930,325
5.63%, 10/15/28
(b)
................ EUR 1,140 1,148,941
7.00%, 10/15/28
(c)
................ USD 36,512 34,642,220
iliad SA
(b)
5.38%, 06/14/27 ................. EUR 2,600 2,797,007
5.63%, 02/15/30 ................. 800 841,572
Iliad SA, 1.88%, 02/11/28
(b)
........... 400 363,850
Infrastrutture Wireless Italiane SpA, 1.63%,
10/21/28
(b)
.................... 757 728,616
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(b)
357 338,585
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. USD 28,415 22,474,640
4.63%, 09/15/27 ................. 7,389 4,442,636
4.25%, 07/01/28 ................. 13,821 7,797,808
3.63%, 01/15/29 ................. 14,391 7,957,072
3.75%, 07/15/29 ................. 4,171 2,223,810
3.88%, 11/15/29 ................. 14,334 10,373,946
Lorca Telecom Bondco SA, 4.00%, 09/18/27
(b)
EUR 3,379 3,358,354
Lumen Technologies, Inc.
(c)
4.00%, 02/15/27 ................. USD 49,069 32,385,540
4.50%, 01/15/29 ................. 22,816 10,210,160
5.38%, 06/15/29 ................. 3,954 1,917,690
RCS & RDS SA, 2.50%, 02/05/25
(b)
...... EUR 1,800 1,832,900
Sable International Finance Ltd., 5.75%,
09/07/27
(c)
.................... USD 2,250 2,096,437
Sprint Capital Corp.
6.88%, 11/15/28 ................. 66,555 71,515,344
8.75%, 03/15/32 ................. 71,597 87,169,348
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 11,803 10,686,672
6.00%, 09/30/34 ................. 10,437 8,949,728
7.20%, 07/18/36 ................. 8,014 7,250,506
7.72%, 06/04/38 ................. 8,383 7,761,193
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 1,762 2,044,651
Telecom Italia SpA
4.00%, 04/11/24
(b)
................ 1,664 1,787,013

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.30%, 05/30/24
(c)
................ USD 1,907 $ 1,868,860
2.75%, 04/15/25
(b)
................ EUR 1,013 1,047,404
3.00%, 09/30/25
(b)
................ 1,000 1,028,540
3.63%, 05/25/26
(b)
................ 1,900 1,970,401
2.38%, 10/12/27
(b)
................ 1,012 946,450
6.88%, 02/15/28
(b)
................ 100 110,619
1.63%, 01/18/29
(b)
................ 100 84,857
Vantage Towers AG
(b)
0.00%, 03/31/25 ................. 600 645,866
0.38%, 03/31/27 ................. 200 215,547
Virgin Media Secured Finance plc
5.00%, 04/15/27
(b)
................ GBP 1,056 1,218,007
5.25%, 05/15/29
(b)
................ 777 833,901
4.50%, 08/15/30
(c)
................ USD 1,160 997,380
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 103,137 78,384,120
6.13%, 03/01/28 ................. 91,084 55,397,289
1,012,085,137
Electric Utilities — 0.7%
Edison International, Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.90%), 5.00%
(a)(k)
........ 8,330 6,901,365
EDP - Energias de Portugal SA
(a)(b)
(5-Year EUR Swap Annual + 1.84%),
1.70%, 07/20/80 ............... EUR 800 781,812
(5-Year EUR Swap Annual + 2.38%),
1.88%, 08/02/81 ............... 1,700 1,599,366
(5-Year EUR Swap Annual + 3.18%),
5.94%, 04/23/83 ............... 400 425,124
Enel SpA, (5-Year EUR Swap Annual + 3.49%),
6.38%
(a)(b)(k)
................... 775 844,690
FirstEnergy Corp., Series C, 3.40%, 03/01/50 USD 21,763 14,924,458
FirstEnergy Transmission LLC
(c)
5.45%, 07/15/44 ................. 25,874 24,788,711
4.55%, 04/01/49 ................. 9,970 8,390,662
Naturgy Finance BV, (5-Year EUR Swap Annual
+ 2.44%), 2.37%
(a)(b)(k)
............. EUR 2,100 1,976,052
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(c)
.................... USD 106 101,628
NRG Energy, Inc.
6.63%, 01/15/27 ................. 3,000 2,993,520
5.75%, 01/15/28 ................. 3,954 3,877,628
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.92%),
10.25%
(a)(c)(k)
.................. 24,767 23,667,593
5.25%, 06/15/29
(c)
................ 799 741,764
3.88%, 02/15/32
(c)
................ 44 35,200
7.00%, 03/15/33
(c)
................ 10,345 10,716,592
Pacific Gas & Electric Co., 6.75%, 01/15/53 . 8,979 9,278,523
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 11,025 10,086,152
Vistra Operations Co. LLC
(c)
5.50%, 09/01/26 ................. 1,206 1,170,801
5.00%, 07/31/27 ................. 1,206 1,140,273
4.38%, 05/01/29 ................. 3,609 3,195,464
127,637,378
Electrical Equipment — 0.6%
Nexans SA, 5.50%, 04/05/28
(b)
......... EUR 800 884,154
Regal Rexnord Corp.
(c)
6.05%, 02/15/26 ................. USD 4,975 4,996,808
6.05%, 04/15/28 ................. 32,040 32,054,264
6.30%, 02/15/30 ................. 11,435 11,513,956
6.40%, 04/15/33 ................. 11,535 11,542,126
Sensata Technologies BV
(c)
5.63%, 11/01/24 ................. 2,862 2,853,483
Security
Par (000)
Par (000) Value
Electrical Equipment (continued)
5.00%, 10/01/25 ................. USD 2,784 $ 2,763,607
4.00%, 04/15/29 ................. 4,683 4,230,973
5.88%, 09/01/30 ................. 12,275 12,167,594
Vertiv Group Corp., 4.13%, 11/15/28
(c)
.... 34,776 30,684,777
113,691,742
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC
3.28%, 12/01/28 ................. 907 798,976
3.25%, 02/15/29 ................. 11,119 9,779,050
Coherent Corp., 5.00%, 12/15/29
(c)
...... 21,852 19,835,060
Sensata Technologies, Inc.
(c)
4.38%, 02/15/30 ................. 32,693 29,788,516
3.75%, 02/15/31 ................. 14,268 12,484,500
72,686,102
Energy Equipment & Services — 2.0%
Archrock Partners LP
(c)
6.88%, 04/01/27 ................. 9,607 9,426,869
6.25%, 04/01/28 ................. 51,516 49,455,360
Enerflex Ltd., 9.00%, 10/15/27
(c)
........ 14,913 14,502,892
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 ................. 8,865 8,454,994
7.50%, 01/15/28 ................. 17,095 15,777,009
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 39,403 38,171,656
7.38%, 05/15/27
(c)
................ 35,387 34,657,320
Nine Energy Service, Inc., 13.00%, 02/01/28 4,956 4,708,200
Precision Drilling Corp., 6.88%, 01/15/29
(c)
. 703 637,973
Tervita Corp., 11.00%, 12/01/25
(c)
....... 5,460 5,855,850
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
.................... 10,255 10,553,113
Transocean, Inc.
(c)
7.50%, 01/15/26 ................. 14,425 13,097,323
11.50%, 01/30/27 ................ 8,907 9,199,150
8.75%, 02/15/30 ................. 57,138 58,280,760
USA Compression Partners LP
6.88%, 04/01/26 ................. 33,857 32,907,202
6.88%, 09/01/27 ................. 9,499 9,077,054
Vallourec SA, 8.50%, 06/30/26
(b)
........ EUR 1,007 1,086,631
Vantage Drilling International, 9.50%,
02/15/28
(c)
.................... USD 16,723 16,392,052
Weatherford International Ltd.
(c)
11.00%, 12/01/24 ................ 444 455,578
6.50%, 09/15/28 ................. 12,043 12,063,594
8.63%, 04/30/30 ................. 19,623 20,075,506
364,836,086
Entertainment — 1.3%
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(c)
.................... 15,042 9,890,115
Live Nation Entertainment, Inc.
(c)
4.88%, 11/01/24 ................. 1,420 1,391,600
5.63%, 03/15/26 ................. 923 893,003
6.50%, 05/15/27 ................. 80,535 81,400,268
4.75%, 10/15/27 ................. 17,840 16,502,000
3.75%, 01/15/28 ................. 8,973 8,030,835
Netflix, Inc., 3.63%, 06/15/30
(b)
......... EUR 1,427 1,483,592
Odeon Finco plc, 12.75%, 11/01/27
(c)
..... USD 3,721 3,421,748
Pinewood Finance Co. Ltd., 3.63%, 11/15/27
(b)
GBP 560 612,237
Warnermedia Holdings, Inc.
6.41%, 03/15/26 ................. USD 4,565 4,588,047
5.14%, 03/15/52
(c)
................ 89,220 72,289,025
5.39%, 03/15/62
(c)
................ 33,791 27,313,848
227,816,318

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
54
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Financial Services — 2.1%
Agps Bondco plc
(b)
3.25%, 08/05/25
(f)(l)
............... EUR 1,400 $ 602,006
2.75%, 11/13/26
(f)(l)
............... 2,100 880,462
2.25%, 01/14/29 ................. 1,000 387,709
Block, Inc.
2.75%, 06/01/26 ................. USD 22,418 20,439,948
3.50%, 06/01/31 ................. 69,465 57,048,131
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 21,501 20,963,475
Garfunkelux Holdco 3 SA
(b)
6.75%, 11/01/25 ................. EUR 1,568 1,295,778
7.75%, 11/01/25 ................. GBP 777 721,277
Global Payments, Inc.
3.20%, 08/15/29 ................. USD 3,805 3,346,961
2.90%, 05/15/30 ................. 5,782 4,896,068
5.40%, 08/15/32 ................. 32,964 32,320,422
5.95%, 08/15/52 ................. 15,957 15,179,556
Home Point Capital, Inc., 5.00%, 02/01/26
(c)
. 12,247 9,188,986
Jefferies Finance LLC, 5.00%, 08/15/28
(c)
.. 18,235 15,437,569
Jerrold Finco plc, 4.88%, 01/15/26
(b)
..... GBP 461 488,931
MGIC Investment Corp., 5.25%, 08/15/28 .. USD 7,434 7,066,017
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 3,788 3,437,610
5.13%, 12/15/30 ................. 3,825 2,939,225
5.75%, 11/15/31 ................. 3,029 2,349,484
Nationwide Building Society, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.63%), 5.75%
(a)(b)(k)
.............. GBP 1,135 1,122,497
Nexi SpA, 0.00%, 02/24/28
(b)(m)(n)
........ EUR 2,500 2,003,071
Rocket Mortgage LLC, 2.88%, 10/15/26
(c)
.. USD 34,730 31,083,350
Sabre GLBL, Inc.
(c)
9.25%, 04/15/25 ................. 12,420 11,699,640
7.38%, 09/01/25 ................. 9,253 8,267,509
11.25%, 12/15/27 ................ 7,520 7,007,437
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
... 33,951 31,913,940
Stena International SA, 7.25%, 02/15/28
(b)
.. EUR 550 598,205
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
. USD 90,159 90,159,000
382,844,264
Food Products — 1.1%
Chobani LLC
(c)
7.50%, 04/15/25 ................. 67,694 66,003,107
4.63%, 11/15/28 ................. 47,987 43,728,154
Darling Global Finance BV, 3.63%, 05/15/26
(b)
EUR 4,402 4,626,902
Darling Ingredients, Inc.
(c)
5.25%, 04/15/27 ................. USD 1,783 1,738,425
6.00%, 06/15/30 ................. 23,123 23,044,382
JBS USA LUX SA, 3.75%, 12/01/31
(c)
..... 6,281 5,186,925
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 17,294 16,774,301
4.13%, 01/31/30 ................. 15,659 14,327,985
4.38%, 01/31/32 ................. 19,531 17,712,817
Pilgrim's Pride Corp., 3.50%, 03/01/32 .... 1,978 1,609,697
Post Holdings, Inc.
(c)
5.75%, 03/01/27 ................. 98 95,629
5.50%, 12/15/29 ................. 2,000 1,884,668
4.63%, 04/15/30 ................. 1,183 1,060,264
Premier Foods Finance plc, 3.50%, 10/15/26
(b)
GBP 469 524,993
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
... USD 4,175 3,392,730
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(b)
EUR 1,325 1,409,896
203,120,875
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... USD 4,099 3,581,501
UGI International LLC, 2.50%, 12/01/29
(b)
.. EUR 1,913 1,617,313
5,198,814
Security
Par (000)
Par (000) Value
Ground Transportation — 1.3%
Albion Financing 1 SARL, 6.13%, 10/15/26
(c)
USD 11,529 $ 10,261,290
BCP V Modular Services Finance II plc
(b)
4.75%, 11/30/28 ................. EUR 2,400 2,210,084
6.13%, 11/30/28 ................. GBP 1,900 1,992,264
EC Finance plc, 3.00%, 10/15/26
(b)
...... EUR 1,774 1,767,586
Hertz Corp. (The)
(c)
4.63%, 12/01/26 ................. USD 5,759 5,214,774
5.00%, 12/01/29 ................. 5,757 4,768,063
Loxam SAS
(b)
3.25%, 01/14/25 ................. EUR 467 491,108
3.75%, 07/15/26 ................. 1,102 1,107,051
4.50%, 02/15/27 ................. 1,305 1,326,444
5.75%, 07/15/27 ................. 989 919,729
National Express Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
4.14%), 4.25%
(a)(b)(k)
.............. GBP 300 324,893
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
. USD 10,396 9,405,053
Uber Technologies, Inc.
7.50%, 05/15/25
(c)
................ 15,444 15,642,035
0.00%, 12/15/25
(m)(n)
.............. 25,622 22,541,750
8.00%, 11/01/26
(c)
................ 21,561 22,104,984
7.50%, 09/15/27
(c)
................ 47,520 48,998,347
6.25%, 01/15/28
(c)
................ 18,610 18,563,475
4.50%, 08/15/29
(c)
................ 56,469 51,457,376
Williams Scotsman International, Inc.
(c)
6.13%, 06/15/25 ................. 7,960 7,910,046
4.63%, 08/15/28 ................. 7,264 6,607,925
XPO Escrow Sub LLC, 7.50%, 11/15/27
(c)
.. 3,359 3,493,360
237,107,637
Health Care Equipment & Supplies — 0.8%
Avantor Funding, Inc.
2.63%, 11/01/25
(b)
................ EUR 5,701 5,934,102
3.88%, 07/15/28
(b)
................ 1,235 1,245,603
4.63%, 07/15/28
(c)
................ USD 27,310 25,876,225
3.88%, 11/01/29
(c)
................ 15,639 13,996,905
Embecta Corp., 6.75%, 02/15/30
(c)
...... 4,499 4,094,090
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 11,428 12,209,968
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. 25,728 22,319,040
5.25%, 10/01/29 ................. 68,815 59,704,754
Teleflex, Inc.
4.63%, 11/15/27 ................. 3,408 3,328,849
4.25%, 06/01/28
(c)
................ 3,023 2,874,616
151,584,152
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. 3,633 3,519,469
5.00%, 04/15/29 ................. 3,136 2,947,840
AdaptHealth LLC
(c)
6.13%, 08/01/28 ................. 2,859 2,624,991
5.13%, 03/01/30 ................. 3,371 2,859,704
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
20,497 17,217,480
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 5,520 3,022,200
Centene Corp.
2.45%, 07/15/28 ................. 7,443 6,475,410
3.00%, 10/15/30 ................. 46,398 39,070,875
2.50%, 03/01/31 ................. 39,426 31,927,175
2.63%, 08/01/31 ................. 4,896 3,967,278
Community Health Systems, Inc.
(c)
5.63%, 03/15/27 ................. 18,483 16,225,856
6.00%, 01/15/29 ................. 26,175 22,140,909
5.25%, 05/15/30 ................. 27,299 21,414,701
4.75%, 02/15/31 ................. 14,663 10,825,253

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Encompass Health Corp.
4.50%, 02/01/28 ................. USD 1,364 $ 1,271,371
4.75%, 02/01/30 ................. 25,410 23,102,645
4.63%, 04/01/31 ................. 12,889 11,259,121
HCA, Inc., 4.63%, 03/15/52
(c)
.......... 10,010 8,311,223
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 33,997 30,205,265
Korian SA, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 9.08%), 4.13%
(a)(b)(k)
GBP 2,500 2,405,520
Legacy LifePoint Health LLC
(c)
6.75%, 04/15/25 ................. USD 18,442 17,500,720
4.38%, 02/15/27 ................. 6,982 5,710,328
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... 7,840 7,516,600
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 8,312 7,732,570
3.88%, 11/15/30 ................. 5,310 4,633,068
3.88%, 05/15/32 ................. 6,274 5,272,677
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 12,986 11,467,803
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 18,239 18,043,814
10.00%, 04/15/27 ................ 13,098 13,354,790
Tenet Healthcare Corp.
4.63%, 07/15/24 ................. 3,502 3,454,443
4.63%, 09/01/24 ................. 11,186 10,988,714
4.88%, 01/01/26 ................. 32,373 31,737,194
6.25%, 02/01/27 ................. 18,739 18,427,745
5.13%, 11/01/27 ................. 12,858 12,344,332
4.63%, 06/15/28 ................. 923 851,338
6.13%, 10/01/28 ................. 2,508 2,403,717
4.25%, 06/01/29 ................. 2,479 2,242,776
4.38%, 01/15/30 ................. 4,042 3,627,695
6.13%, 06/15/30
(c)
................ 28,973 28,581,865
466,686,475
Health Care REITs — 0.3%
MPT Operating Partnership LP
2.55%, 12/05/23 ................. GBP 5,455 6,367,252
3.33%, 03/24/25 ................. EUR 651 585,536
0.99%, 10/15/26 ................. 379 276,303
4.63%, 08/01/29 ................. USD 28,752 21,240,540
3.50%, 03/15/31 ................. 44,566 30,001,831
58,471,462
Health Care Technology — 0.1%
IQVIA, Inc.
1.75%, 03/15/26
(b)
................ EUR 2,964 2,990,925
5.00%, 10/15/26
(c)
................ USD 10,786 10,543,315
5.00%, 05/15/27
(c)
................ 2,717 2,669,697
2.25%, 03/15/29
(b)
................ EUR 600 553,095
16,757,032
Hotel & Resort REITs — 0.2%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. USD 28,110 26,344,622
4.50%, 02/15/29
(c)
................ 10,358 9,356,174
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 ................. 3,645 3,336,641
4.00%, 09/15/29 ................. 4,143 3,459,914
42,497,351
Hotels, Restaurants & Leisure — 6.3%
1011778 BC ULC
(c)
5.75%, 04/15/25 ................. 4,262 4,277,535
3.88%, 01/15/28 ................. 6,368 5,922,240
4.38%, 01/15/28 ................. 13,148 12,137,576
4.00%, 10/15/30 ................. 8,537 7,320,478
Accor SA, 0.70%, 12/07/27
(b)(m)
......... EUR 2,453 1,197,507
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Aramark International Finance SARL, 3.13%,
04/01/25
(b)
.................... EUR 7,876 $ 8,261,428
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 6,842 6,562,162
4.75%, 06/15/31
(c)
................ 8,988 8,162,902
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 20,030 17,882,273
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 68,977 68,980,225
8.13%, 07/01/27 ................. 61,830 63,066,600
4.63%, 10/15/29 ................. 51,771 45,273,740
7.00%, 02/15/30 ................. 70,431 71,663,542
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 6,345 6,346,357
Carnival Corp.
10.13%, 02/01/26
(b)
............... EUR 2,776 3,161,101
10.50%, 02/01/26
(c)
............... USD 29,019 30,235,476
7.63%, 03/01/26
(c)
................ 5,263 4,802,487
7.63%, 03/01/26
(b)
................ EUR 1,009 973,892
5.75%, 03/01/27
(c)
................ USD 54,148 44,419,229
9.88%, 08/01/27
(c)
................ 17,271 17,790,771
4.00%, 08/01/28
(c)
................ 21,246 18,289,194
6.00%, 05/01/29
(c)
................ 28,005 22,263,975
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(c)
.................... 110,927 119,330,830
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... 13,107 12,797,151
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 33,754 32,600,963
Cedar Fair LP
5.50%, 05/01/25
(c)
................ 11,410 11,402,812
5.38%, 04/15/27 ................. 2,031 1,940,952
6.50%, 10/01/28 ................. 3,917 3,800,352
5.25%, 07/15/29 ................. 1,701 1,585,842
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ................. 23,359 22,870,447
4.75%, 01/15/28 ................. 24,344 22,796,330
Cirsa Finance International SARL, 4.75%,
05/22/25
(b)
.................... EUR 1,557 1,629,467
Codere Finance 2 Luxembourg SA
(j)
11.00%, (11.00% Cash or 11.00% PIK),
09/30/26
(b)(e)
.................. 1,356 1,267,807
2.00%, (2.00% Cash or 13.63% PIK),
11/30/27
(a)(c)
.................. USD 350 146,559
12.75%, (12.75% Cash or 12.75% PIK),
11/30/27
(a)(b)
.................. EUR 672 292,032
CPUK Finance Ltd.
(b)
4.88%, 08/28/25 ................. GBP 1,750 2,042,764
4.50%, 08/28/27 ................. 200 207,635
Elior Group SA, 3.75%, 07/15/26
(b)
...... EUR 540 510,683
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. USD 1,463 1,284,075
6.75%, 01/15/30 ................. 2,788 2,293,771
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(c)
................ 5,562 5,551,571
5.75%, 05/01/28
(c)
................ 9,971 9,971,000
3.75%, 05/01/29
(c)
................ 7,595 6,797,525
4.88%, 01/15/30 ................. 15,081 14,445,487
4.00%, 05/01/31
(c)
................ 2,177 1,906,399
3.63%, 02/15/32
(c)
................ 7,490 6,319,687
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 2,120 2,091,210
Inter Media & Communication SpA, 6.75%,
02/09/27
(b)
.................... EUR 1,390 1,406,456
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... USD 7,718 7,741,463
KFC Holding Co., 4.75%, 06/01/27
(c)
..... 2,000 1,942,500
Life Time, Inc.
(c)
5.75%, 01/15/26 ................. 17,707 17,201,023

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
56
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
8.00%, 04/15/26 ................. USD 13,619 $ 12,991,300
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
17,701 17,136,250
Lottomatica SpA
(b)
5.13%, 07/15/25 ................. EUR 400 427,293
6.25%, 07/15/25 ................. 2,472 2,670,831
9.75%, 09/30/27 ................. 1,035 1,188,339
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
USD 10,924 8,088,449
Melco Resorts Finance Ltd.
(c)
4.88%, 06/06/25 ................. 1,356 1,267,012
5.75%, 07/21/28 ................. 2,800 2,368,800
5.38%, 12/04/29 ................. 12,000 9,810,000
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
15,847 15,030,490
MGM Resorts International, 5.75%, 06/15/25 744 742,209
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 12,007 10,438,089
Motion Bondco DAC, 6.63%, 11/15/27
(c)
... 4,784 4,414,303
NCL Corp. Ltd.
(c)
3.63%, 12/15/24 ................. 1,448 1,346,640
5.88%, 03/15/26 ................. 16,375 13,936,435
8.38%, 02/01/28 ................. 7,856 7,882,927
7.75%, 02/15/29 ................. 2,548 2,184,744
NCL Finance Ltd., 6.13%, 03/15/28
(c)
..... 8,852 7,172,244
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 ................. 5,317 3,924,531
5.88%, 09/01/31 ................. 5,871 4,220,368
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
. 9,076 8,440,680
Royal Caribbean Cruises Ltd.
(c)
11.50%, 06/01/25 ................ 10,107 10,776,842
4.25%, 07/01/26 ................. 4,604 4,132,090
5.50%, 08/31/26 ................. 8,901 8,327,330
5.38%, 07/15/27 ................. 8,648 7,702,774
11.63%, 08/15/27 ................ 11,332 12,171,078
5.50%, 04/01/28 ................. 4,489 3,963,271
8.25%, 01/15/29 ................. 11,137 11,650,694
9.25%, 01/15/29 ................. 22,642 24,057,125
7.25%, 01/15/30 ................. 15,773 15,871,581
Scientific Games International, Inc.
(c)
8.63%, 07/01/25 ................. 8,429 8,629,189
7.00%, 05/15/28 ................. 8,053 7,972,470
7.25%, 11/15/29 ................. 4,781 4,790,227
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
7,275 7,350,187
Station Casinos LLC
(c)
4.50%, 02/15/28 ................. 11,401 10,289,402
4.63%, 12/01/31 ................. 11,586 9,784,377
Stonegate Pub Co. Financing plc, 8.00%,
07/13/25
(b)
.................... GBP 2,291 2,592,939
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... USD 10,406 10,430,347
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
.................... 8,628 7,405,628
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 3,416 3,146,930
Wynn Resorts Finance LLC
(c)
5.13%, 10/01/29 ................. 34,566 31,398,372
7.13%, 02/15/31 ................. 15,137 15,354,518
Yum! Brands, Inc., 4.75%, 01/15/30
(c)
..... 1,103 1,053,795
1,137,698,583
Household Durables — 0.7%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ................. 1,575 1,427,955
4.63%, 08/01/29 ................. 4,879 3,951,990
4.63%, 04/01/30 ................. 5,214 4,293,051
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 ................. 12,607 9,644,355
4.88%, 02/15/30 ................. 12,851 9,691,582
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
13,315 11,417,612
Security
Par (000)
Par (000) Value
Household Durables (continued)
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... USD 6,390 $ 5,884,306
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(c)
.................... 13,640 13,367,200
KB Home, 7.25%, 07/15/30 ........... 3,904 3,959,582
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ................. 8,399 7,905,559
4.63%, 03/01/30 ................. 6,067 5,276,960
Meritage Homes Corp., 5.13%, 06/06/27 ... 2,751 2,675,348
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
22,509 13,843,035
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 ................. 7,382 7,241,961
5.13%, 08/01/30 ................. 4,190 3,867,695
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 9,341 8,218,025
3.88%, 10/15/31 ................. 4,959 4,140,765
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 4,958 4,710,100
5.70%, 06/15/28 ................. 3,737 3,595,741
125,112,822
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. 3,050 2,935,625
4.13%, 10/15/30 ................. 6,992 6,178,131
4.13%, 04/30/31
(c)
................ 9,077 7,837,627
Spectrum Brands, Inc.
5.75%, 07/15/25 ................. 61 60,218
5.00%, 10/01/29
(c)
................ 3,830 3,323,951
3.88%, 03/15/31
(c)
................ 3,450 2,821,468
23,157,020
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.
(c)
5.25%, 06/01/26 ................. 1,197 1,166,956
5.13%, 03/15/28 ................. 24,391 22,331,675
4.63%, 02/01/29 ................. 629 543,027
5.00%, 02/01/31 ................. 1,528 1,293,479
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 ................. 7,023 6,706,965
3.75%, 01/15/32 ................. 18,429 15,315,995
TransAlta Corp., 7.75%, 11/15/29 ....... 5,511 5,791,427
53,149,524
Insurance — 3.0%
Acrisure LLC, 6.00%, 08/01/29
(c)
........ 9,864 8,150,834
Alliant Holdings Intermediate LLC
(c)
4.25%, 10/15/27 ................. 70,322 62,986,712
6.75%, 10/15/27 ................. 122,841 113,935,027
6.75%, 04/15/28 ................. 35,622 35,221,253
5.88%, 11/01/29 ................. 80,753 68,098,428
AmWINS Group, Inc., 4.88%, 06/30/29
(c)
... 14,774 13,074,990
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(c)(j)
......... 7,649 6,960,877
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a)(b)(k)
................... GBP 700 552,696
Galaxy Bidco Ltd., 6.50%, 07/31/26
(b)
..... 1,910 2,108,777
GTCR AP Finance, Inc., 8.00%, 05/15/27
(c)
. USD 8,330 7,949,269
HUB International Ltd.
(c)
7.00%, 05/01/26 ................. 44,456 43,691,700
5.63%, 12/01/29 ................. 3,315 2,888,276
Jones Deslauriers Insurance Management,
Inc.
(c)
8.50%, 03/15/30 ................. 15,211 15,765,745
10.50%, 12/15/30 ................ 16,341 16,458,780

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Insurance (continued)
Liberty Mutual Group, Inc., (5-Year EUR Swap
Annual + 3.70%), 3.63%, 05/23/59
(a)(b)
... EUR 1,870 $ 1,855,634
NFP Corp.
(c)
4.88%, 08/15/28 ................. USD 36,205 32,656,910
6.88%, 08/15/28 ................. 101,696 87,269,406
7.50%, 10/01/30 ................. 6,736 6,508,525
Ryan Specialty Group LLC, 4.38%, 02/01/30
(c)
10,414 9,105,769
535,239,608
IT Services — 1.0%
Acuris Finance US, Inc., 5.00%, 05/01/28
(c)
. 29,161 22,891,385
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 9,671 8,008,962
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
.... 1,505 1,257,804
Atos SE
(b)
0.00%, 11/06/24
(m)(n)
.............. EUR 800 734,547
1.75%, 05/07/25 ................. 1,300 1,252,731
2.50%, 11/07/28 ................. 1,100 900,856
Booz Allen Hamilton, Inc.
(c)
3.88%, 09/01/28 ................. USD 8,098 7,389,749
4.00%, 07/01/29 ................. 15,104 13,630,053
CA Magnum Holdings, 5.38%, 10/31/26
(c)
.. 32,633 28,798,623
Cablevision Lightpath LLC
(c)
3.88%, 09/15/27 ................. 8,260 6,647,070
5.63%, 09/15/28 ................. 6,738 4,649,557
Gartner, Inc.
(c)
4.50%, 07/01/28 ................. 8,864 8,413,709
3.63%, 06/15/29 ................. 3,574 3,189,098
ION Trading Technologies SARL, 5.75%,
05/15/28
(c)
.................... 9,886 7,895,652
Northwest Fiber LLC
(c)
4.75%, 04/30/27 ................. 13,961 11,927,248
6.00%, 02/15/28 ................. 1,758 1,300,725
Presidio Holdings, Inc., 4.88%, 02/01/27
(c)
.. 2,724 2,603,163
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
. 20,514 20,339,449
Twilio, Inc.
3.63%, 03/15/29 ................. 7,443 6,419,587
3.88%, 03/15/31 ................. 18,940 16,070,969
United Group BV, 4.88%, 07/01/24
(b)
..... EUR 745 783,919
175,104,856
Leisure Products — 0.2%
Mattel, Inc.
3.38%, 04/01/26
(c)
................ USD 1,800 1,694,403
3.75%, 04/01/29
(c)
................ 2,954 2,654,095
6.20%, 10/01/40 ................. 12,474 11,234,460
5.45%, 11/01/41 ................. 22,266 18,748,083
34,331,041
Life Sciences Tools & Services — 0.2%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 3,643 3,409,429
4.00%, 03/15/31 ................. 3,131 2,739,607
PRA Health Sciences, Inc., 2.88%, 07/15/26 21,234 19,586,454
25,735,490
Machinery — 1.4%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 10,691 10,396,998
ATS Corp., 4.13%, 12/15/28
(c)
......... 5,818 5,160,042
Chart Industries, Inc.
(c)
7.50%, 01/01/30 ................. 37,452 38,696,156
9.50%, 01/01/31 ................. 4,621 4,875,155
EnPro Industries, Inc., 5.75%, 10/15/26 ... 5,448 5,298,180
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
.. 9,037 7,535,593
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(j)
......... 19,436 16,423,420
IMA Industria Macchine Automatiche SpA,
3.75%, 01/15/28
(b)
............... EUR 1,230 1,168,786
Security
Par (000)
Par (000) Value
Machinery (continued)
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
USD 3,374 $ 3,013,901
Novafives SAS, 5.00%, 06/15/25
(b)
...... EUR 1,000 949,046
OT Merger Corp., 7.88%, 10/15/29
(c)
..... USD 7,687 4,535,582
Renk AG, 5.75%, 07/15/25
(b)
.......... EUR 621 658,258
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
.................... USD 7,964 7,111,135
Terex Corp., 5.00%, 05/15/29
(c)
........ 19,771 18,397,113
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 33,584 28,126,600
Titan International, Inc., 7.00%, 04/30/28 .. 4,434 3,995,167
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(c)
13,812 11,936,867
TK Elevator Midco GmbH
4.38%, 07/15/27
(b)
................ EUR 8,054 7,882,943
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
USD 68,690 64,850,229
Wabash National Corp., 4.50%, 10/15/28
(c)
. 12,338 10,696,652
251,707,823
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(c)
....... 2,242 2,177,465
Media — 4.7%
Adelphia Communications Corp., Escrow,
Series B, 10.50%, 12/31/49
(d)(f)(l)
....... 800 —
Altice Financing SA
2.25%, 01/15/25
(b)
................ EUR 1,601 1,632,097
3.00%, 01/15/28
(b)
................ 949 819,394
5.00%, 01/15/28
(c)
................ USD 13,351 10,857,033
4.25%, 08/15/29
(b)
................ EUR 1,932 1,681,207
5.75%, 08/15/29
(c)
................ USD 71,670 56,977,650
AMC Networks, Inc.
4.75%, 08/01/25 ................. 5,644 5,005,325
4.25%, 02/15/29 ................. 4,970 3,055,606
Block Communications, Inc., 4.88%, 03/01/28
(c)
4,483 3,873,688
Cable One, Inc.
0.00%, 03/15/26
(m)(n)
.............. 5,319 4,196,691
1.13%, 03/15/28
(m)
............... 16,595 12,130,945
4.00%, 11/15/30
(c)
................ 23,303 18,967,958
Century Communications Corp. Escrow, 0.00%,
12/31/49
(d)(f)(l)
.................. 625 —
Charter Communications Operating LLC
4.40%, 04/01/33 ................. 3,737 3,316,256
5.50%, 04/01/63 ................. 8,569 6,953,579
Clear Channel International BV, 6.63%,
08/01/25
(c)
.................... 25,126 24,449,674
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 70,231 63,032,323
7.75%, 04/15/28 ................. 46,348 34,761,000
7.50%, 06/01/29 ................. 46,052 32,729,156
CMG Media Corp., 8.88%, 12/15/27
(c)
.... 19,126 14,459,256
CSC Holdings LLC
5.25%, 06/01/24 ................. 15,360 14,822,400
5.50%, 04/15/27
(c)
................ 22,945 19,321,985
4.13%, 12/01/30
(c)
................ 56,446 40,538,953
3.38%, 02/15/31
(c)
................ 11,899 8,229,943
4.50%, 11/15/31
(c)
................ 38,239 27,570,701
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
. 10,337 9,362,221
DISH DBS Corp.
5.25%, 12/01/26
(c)
................ 73,247 58,443,415
5.75%, 12/01/28
(c)
................ 31,997 23,877,761
5.13%, 06/01/29 ................. 16,871 8,983,808
DISH Network Corp., 11.75%, 11/15/27
(c)
.. 38,048 36,906,560
GCI LLC, 4.75%, 10/15/28
(c)
.......... 4,436 3,827,070
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(c)
.................... 24,241 22,895,624
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 7,651 6,924,155

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
58
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Media (continued)
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. USD 21,316 $ 19,202,092
4.25%, 01/15/29 ................. 17,833 14,801,390
4.63%, 03/15/30 ................. 9,353 7,800,106
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 17,765 13,901,112
6.50%, 09/15/28 ................. 65,984 27,053,440
SES SA
(a)(b)(k)
(5-Year EUR Swap Annual + 5.40%), 5.63% EUR 1,200 1,272,118
(5-Year EUR Swap Annual + 3.19%), 2.88% 1,000 878,445
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... USD 38,743 31,236,544
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 23,577 21,266,454
5.00%, 08/01/27 ................. 44,845 41,984,338
4.00%, 07/15/28 ................. 4,926 4,231,138
Stagwell Global LLC, 5.63%, 08/15/29
(c)
... 4,853 4,255,776
Summer BC Holdco B SARL, 5.75%,
10/31/26
(b)
.................... EUR 3,351 3,161,719
Summer BidCo BV
(b)(j)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 1,071 852,239
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 1,282 1,023,104
TEGNA, Inc., 4.75%, 03/15/26
(c)
........ USD 2,499 2,370,556
Tele Columbus AG, 3.88%, 05/02/25
(b)
.... EUR 2,890 2,325,580
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... USD 5,200 4,784,000
Univision Communications, Inc.
(c)
5.13%, 02/15/25 ................. 7,513 7,379,118
6.63%, 06/01/27 ................. 10,022 9,502,860
7.38%, 06/30/30 ................. 10,863 10,270,315
UPC Broadband Finco BV, 4.88%, 07/15/31
(c)
10,224 8,841,000
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(b)
............... GBP 2,473 2,588,848
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
............... USD 23,420 20,814,525
VZ Secured Financing BV, 3.50%, 01/15/32
(b)
EUR 1,737 1,498,676
VZ Vendor Financing II BV, 2.88%, 01/15/29
(b)
857 740,048
Ziggo Bond Co. BV
(c)
6.00%, 01/15/27 ................. USD 3,625 3,344,461
5.13%, 02/28/30 ................. 3,680 2,958,923
Ziggo BV
2.88%, 01/15/30
(b)
................ EUR 500 444,645
4.88%, 01/15/30
(c)
................ USD 2,105 1,794,512
853,181,516
Metals & Mining — 2.3%
Arconic Corp.
(c)
6.00%, 05/15/25 ................. 1,118 1,118,000
6.13%, 02/15/28 ................. 21,439 21,089,702
ATI, Inc.
5.88%, 12/01/27 ................. 9,526 9,305,949
4.88%, 10/01/29 ................. 7,847 7,141,179
5.13%, 10/01/31 ................. 13,354 12,152,140
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 74,350 73,781,966
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 4,372 4,264,480
7.63%, 03/15/30 ................. 22,223 22,986,249
Commercial Metals Co.
4.13%, 01/15/30 ................. 2,203 1,944,491
4.38%, 03/15/32 ................. 2,746 2,362,179
Constellium SE
4.25%, 02/15/26
(b)
................ EUR 5,607 5,899,827
5.88%, 02/15/26
(c)
................ USD 11,277 11,289,405
5.63%, 06/15/28
(c)
................ 20,260 19,125,966
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
3.75%, 04/15/29
(c)
................ USD 45,390 $ 39,317,272
ERO Copper Corp., 6.50%, 02/15/30
(c)
.... 11,155 9,711,822
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 ................. 10,412 9,266,904
4.50%, 06/01/31 ................. 18,557 15,239,194
New Gold, Inc., 7.50%, 07/15/27
(c)
...... 18,535 17,841,235
Novelis Corp.
(c)
3.25%, 11/15/26 ................. 50,130 45,812,053
4.75%, 01/30/30 ................. 36,776 33,789,605
3.88%, 08/15/31 ................. 36,793 30,988,536
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(b)
EUR 13,100 12,352,005
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(c)
.................... USD 6,297 3,841,170
410,621,329
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
(c)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 2,449 2,154,618
4.25%, 02/01/27 ................. 2,906 2,295,740
4.75%, 06/15/29 ................. 2,924 2,113,555
Starwood Property Trust, Inc.
5.50%, 11/01/23 ................. 2,231 2,235,194
3.75%, 12/31/24 ................. 5,000 4,606,669
4.38%, 01/15/27 ................. 5,032 4,158,747
17,564,523
Oil, Gas & Consumable Fuels — 11.1%
Aethon United BR LP, 8.25%, 02/15/26
(c)
... 44,689 43,849,741
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ................. 6,650 6,497,183
5.38%, 06/15/29 ................. 11,538 10,858,880
Antero Resources Corp., 7.63%, 02/01/29
(c)
. 3,969 4,058,302
Apache Corp.
4.25%, 01/15/30 ................. 7,361 6,716,912
5.10%, 09/01/40 ................. 12,153 10,299,668
5.35%, 07/01/49 ................. 13,072 10,102,544
Ascent Resources Utica Holdings LLC
9.00%, 11/01/27
(c)
................ 41,470 50,375,977
9.00%, 11/01/27
(b)
................ 215 261,173
8.25%, 12/31/28
(c)
................ 1,027 993,345
5.88%, 06/30/29
(c)
................ 9,527 8,407,578
Buckeye Partners LP
4.13%, 03/01/25
(c)
................ 361 341,476
5.85%, 11/15/43 ................. 5,448 4,113,730
5.60%, 10/15/44 ................. 5,428 3,843,797
Callon Petroleum Co.
8.25%, 07/15/25 ................. 2,508 2,490,441
6.38%, 07/01/26 ................. 17,450 16,577,500
8.00%, 08/01/28
(c)
................ 44,319 43,906,834
7.50%, 06/15/30
(c)
................ 42,306 39,767,640
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 29,874 27,753,265
4.00%, 03/01/31 ................. 35,672 31,745,940
3.25%, 01/31/32 ................. 41,685 34,436,812
Chesapeake Energy Corp., 6.75%, 04/15/29
(c)
25,459 25,274,677
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 ................. 12,750 12,579,150
6.38%, 06/15/26 ................. 19,872 19,375,200
Civitas Resources, Inc., 5.00%, 10/15/26
(c)
. 5,912 5,557,346
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
6,886 5,921,960
CNX Resources Corp.
(c)
6.00%, 01/15/29 ................. 4,872 4,555,320
7.38%, 01/15/31 ................. 12,928 12,734,080
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 ................. 36,411 33,317,522
5.88%, 01/15/30 ................. 36,870 31,676,779

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
CQP Holdco LP, 5.50%, 06/15/31
(c)
...... USD 54,302 $ 48,809,353
Crescent Energy Finance LLC
(c)
7.25%, 05/01/26 ................. 35,182 33,071,080
9.25%, 02/15/28 ................. 16,019 15,358,216
Crestwood Midstream Partners LP
(c)
5.63%, 05/01/27 ................. 3,801 3,661,921
6.00%, 02/01/29 ................. 17,014 16,197,158
8.00%, 04/01/29 ................. 2,867 2,924,340
7.38%, 02/01/31 ................. 5,684 5,684,000
CrownRock LP
(c)
5.63%, 10/15/25 ................. 43,542 42,673,718
5.00%, 05/01/29 ................. 5,169 4,815,492
Cullinan Holdco SCSp, 4.63%, 10/15/26
(b)
.. EUR 1,818 1,730,295
DCP Midstream Operating LP
(c)
6.45%, 11/03/36 ................. USD 7,688 7,973,532
6.75%, 09/15/37 ................. 7,679 8,329,642
Diamondback Energy, Inc.
6.25%, 03/15/33 ................. 24,107 25,475,745
4.25%, 03/15/52 ................. 16,924 13,278,142
DT Midstream, Inc.
(c)
4.13%, 06/15/29 ................. 15,216 13,339,904
4.38%, 06/15/31 ................. 14,138 12,316,884
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(c)
.................... 18,732 18,176,180
El Paso Natural Gas Co. LLC, 3.50%,
02/15/32
(c)
.................... 8,292 7,126,320
Energy Transfer LP
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(a)(k)
.................... 30,369 26,724,720
3.75%, 05/15/30 ................. 8,007 7,388,945
5.30%, 04/15/47 ................. 6,715 5,884,251
5.00%, 05/15/50 ................. 29,337 25,039,959
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................ 19,999 19,599,020
5.38%, 06/01/29 ................. 10,779 10,374,788
6.50%, 09/01/30
(c)
................ 12,863 13,007,194
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 150 145,498
4.85%, 07/15/26 ................. 1,658 1,595,825
5.60%, 04/01/44 ................. 9,729 7,940,518
5.45%, 06/01/47 ................. 3,656 2,913,759
EnQuest plc, 11.63%, 11/01/27
(c)
....... 718 664,978
EQM Midstream Partners LP
6.00%, 07/01/25
(c)
................ 7,539 7,452,980
4.13%, 12/01/26 ................. 1,043 947,190
6.50%, 07/01/27
(c)
................ 10,727 10,397,467
4.50%, 01/15/29
(c)
................ 1,431 1,216,350
7.50%, 06/01/30
(c)
................ 4,802 4,651,937
4.75%, 01/15/31
(c)
................ 11,271 9,354,930
Genesis Energy LP
6.50%, 10/01/25 ................. 5,442 5,271,383
8.00%, 01/15/27 ................. 922 911,729
7.75%, 02/01/28 ................. 4,266 4,136,179
8.88%, 04/15/30 ................. 8,088 8,189,100
Gulfport Energy Corp., 8.00%, 05/17/26
(c)
.. 2,222 2,199,285
Harbour Energy plc, 5.50%, 10/15/26
(c)
.... 5,192 4,543,000
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 1,866 1,860,999
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
.................... 13,308 11,885,375
Hilcorp Energy I LP
(c)
6.25%, 11/01/28 ................. 7,517 7,133,550
5.75%, 02/01/29 ................. 16,055 14,779,354
6.00%, 02/01/31 ................. 2,002 1,843,319
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 20,728 17,501,065
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc., 4.80%, 02/01/33 .... USD 6,786 $ 6,547,310
Kinetik Holdings LP, 5.88%, 06/15/30
(c)
.... 30,964 29,802,850
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(c)
.................... 1,879 1,827,046
Matador Resources Co., 5.88%, 09/15/26 .. 14,186 13,996,191
MPLX LP, 4.95%, 03/14/52 ........... 17,393 15,117,625
Murphy Oil Corp.
5.75%, 08/15/25 ................. 373 368,372
5.88%, 12/01/27 ................. 3,769 3,670,755
6.13%, 12/01/42
(e)
................ 1,714 1,420,083
Neptune Energy Bondco plc, 6.63%, 05/15/25
(c)
4,626 4,483,799
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 51,979 50,029,787
6.50%, 09/30/26 ................. 75,179 69,164,680
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
11,784 11,370,187
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
.... 9,239 10,181,057
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(c)
. 71,297 70,723,059
NuStar Logistics LP
5.75%, 10/01/25 ................. 4,919 4,783,896
6.00%, 06/01/26 ................. 5,812 5,696,981
6.38%, 10/01/30 ................. 1,866 1,790,427
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 846 856,651
5.88%, 09/01/25 ................. 6,869 6,922,382
7.20%, 03/15/29 ................. 5,695 5,978,668
8.88%, 07/15/30 ................. 16,794 19,533,773
6.63%, 09/01/30 ................. 39,038 41,113,651
6.13%, 01/01/31 ................. 1,488 1,543,800
7.50%, 05/01/31 ................. 4,628 5,104,221
6.45%, 09/15/36 ................. 30,615 32,189,530
6.20%, 03/15/40 ................. 29,184 29,341,594
4.63%, 06/15/45 ................. 1,635 1,309,645
6.60%, 03/15/46 ................. 17,362 18,254,146
4.40%, 04/15/46 ................. 6,080 4,818,400
4.20%, 03/15/48 ................. 1,974 1,529,850
ONEOK, Inc., 4.95%, 07/13/47 ......... 6,704 5,617,410
Ovintiv, Inc., 6.63%, 08/15/37 ......... 5,406 5,452,924
Parkland Corp., 5.88%, 07/15/27
(c)
...... 5,300 5,141,477
PDC Energy, Inc.
6.13%, 09/15/24 ................. 2,601 2,587,995
5.75%, 05/15/26 ................. 1,197 1,165,220
Permian Resources Operating LLC
(c)
5.38%, 01/15/26 ................. 5,784 5,482,262
7.75%, 02/15/26 ................. 29,840 29,914,600
6.88%, 04/01/27 ................. 9,852 9,638,416
5.88%, 07/01/29 ................. 26,544 25,134,248
Plains All American Pipeline LP
3.55%, 12/15/29 ................. 4,569 4,084,915
5.15%, 06/01/42 ................. 12,911 10,875,011
Range Resources Corp., 4.88%, 05/15/25 .. 1,830 1,794,155
Repsol International Finance BV
(a)(b)(k)
(5-Year EUR Swap Annual + 4.00%), 3.75% EUR 150 152,934
(5-Year EUR Swap Annual + 4.41%), 4.25% 2,310 2,244,454
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
. USD 14,014 12,420,118
Rockies Express Pipeline LLC
(c)
3.60%, 05/15/25 ................. 2,000 1,869,986
4.95%, 07/15/29 ................. 2,239 1,994,606
SM Energy Co.
5.63%, 06/01/25 ................. 10,434 10,116,763
6.75%, 09/15/26 ................. 13,570 13,307,556
6.63%, 01/15/27 ................. 3,325 3,194,179
6.50%, 07/15/28 ................. 10,525 10,043,583
Southwestern Energy Co.
5.38%, 02/01/29 ................. 19,066 17,969,705
4.75%, 02/01/32 ................. 40 35,320

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
60
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Sunoco LP, 6.00%, 04/15/27 .......... USD 637 $ 628,902
Tallgrass Energy Partners LP
(c)
7.50%, 10/01/25 ................. 748 747,667
6.00%, 03/01/27 ................. 2,844 2,692,118
5.50%, 01/15/28 ................. 2,472 2,260,306
6.00%, 12/31/30 ................. 3,830 3,422,986
6.00%, 09/01/31 ................. 6,973 6,165,995
Tap Rock Resources LLC, 7.00%, 10/01/26
(c)
55,898 48,969,892
Targa Resources Corp., 6.25%, 07/01/52 .. 8,715 8,591,185
Targa Resources Partners LP, 4.00%, 01/15/32 10,794 9,407,403
TerraForm Power Operating LLC
(c)
5.00%, 01/31/28 ................. 63 59,852
4.75%, 01/15/30 ................. 5,660 5,075,240
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ................. 46,498 41,941,196
4.13%, 08/15/31 ................. 44,661 39,238,261
3.88%, 11/01/33 ................. 81,983 68,865,720
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
.. 8,400 7,649,813
Western Midstream Operating LP
6.15%, 04/01/33 ................. 3,695 3,745,108
5.45%, 04/01/44 ................. 18,187 15,859,428
5.30%, 03/01/48 ................. 8,789 7,447,007
5.50%, 08/15/48 ................. 6,422 5,530,434
5.50%, 02/01/50
(e)
................ 46,323 39,305,065
1,992,199,172
Paper & Forest Products — 0.0%
Ahlstrom-Munksjo Holding 3 Oy, 4.88%,
02/04/28
(c)
.................... 1,164 984,401
Passenger Airlines — 1.8%
Air Canada, 3.88%, 08/15/26
(c)
......... 13,848 12,574,005
Air France-KLM, 8.13%, 05/31/28
(b)
...... EUR 700 763,697
Allegiant Travel Co., 7.25%, 08/15/27
(c)
.... USD 6,238 6,209,929
American Airlines, Inc.
(c)
11.75%, 07/15/25 ................ 74,726 81,753,233
5.50%, 04/20/26 ................. 7,674 7,551,842
7.25%, 02/15/28 ................. 3,241 3,151,873
5.75%, 04/20/29 ................. 43,838 42,051,004
Delta Air Lines, Inc., 4.75%, 10/20/28
(c)
.... 1,984 1,913,414
Deutsche Lufthansa AG
(b)
3.75%, 02/11/28 ................. EUR 1,500 1,480,304
3.50%, 07/14/29 ................. 2,000 1,896,773
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
............... USD 10,982 10,425,716
International Consolidated Airlines Group SA
(b)
1.50%, 07/04/27 ................. EUR 1,200 1,069,556
1.13%, 05/18/28
(m)
............... 3,100 2,673,759
3.75%, 03/25/29 ................. 400 358,969
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
USD 35,952 35,836,683
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(c)
................ 12,330 12,397,832
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 3,198 3,091,526
Series 2020-1, Class A, 5.88%, 10/15/27 31,678 31,581,951
United Airlines, Inc.
(c)
4.38%, 04/15/26 ................. 28,747 27,502,634
4.63%, 04/15/29 ................. 35,588 32,189,396
316,474,096
Personal Care Products — 0.1%
Coty, Inc.
3.88%, 04/15/26
(b)
................ EUR 2,009 2,091,610
4.75%, 04/15/26
(b)
................ 400 420,309
4.75%, 01/15/29
(c)
................ USD 1,042 972,955
Security
Par (000)
Par (000) Value
Personal Care Products (continued)
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
... USD 6,708 $ 5,685,631
9,170,505
Pharmaceuticals — 0.8%
Bayer AG, (5-Year EUR Swap Annual + 3.75%),
4.50%, 03/25/82
(a)(b)
.............. EUR 3,800 3,811,688
Catalent Pharma Solutions, Inc.
(c)
5.00%, 07/15/27 ................. USD 5,833 5,696,187
3.13%, 02/15/29 ................. 9,563 8,406,911
3.50%, 04/01/30 ................. 15,897 13,970,760
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(c)
.................... 13,983 12,448,086
Gruenenthal GmbH
(b)
3.63%, 11/15/26 ................. EUR 1,502 1,535,256
4.13%, 05/15/28 ................. 1,289 1,265,118
Jazz Securities DAC, 4.38%, 01/15/29
(c)
... USD 6,181 5,686,520
Nidda Healthcare Holding GmbH, 7.50%,
08/21/26
(b)
.................... EUR 253 267,876
Organon & Co.
(c)
4.13%, 04/30/28 ................. USD 19,929 18,217,298
5.13%, 04/30/31 ................. 21,493 19,078,101
Rossini SARL, 6.75%, 10/30/25
(b)
....... EUR 300 326,446
Teva Pharmaceutical Finance Netherlands II
BV
4.50%, 03/01/25 ................. 211 225,154
3.75%, 05/09/27 ................. 551 539,223
7.38%, 09/15/29 ................. 2,834 3,103,163
4.38%, 05/09/30 ................. 100 91,389
7.88%, 09/15/31 ................. 748 832,857
Teva Pharmaceutical Finance Netherlands III
BV
7.13%, 01/31/25 ................. USD 1,245 1,261,341
3.15%, 10/01/26 ................. 15,913 14,311,754
4.75%, 05/09/27 ................. 9,159 8,517,870
7.88%, 09/15/29 ................. 13,881 14,470,943
8.13%, 09/15/31 ................. 5,930 6,207,227
140,271,168
Professional Services — 0.4%
AMN Healthcare, Inc., 4.00%, 04/15/29
(c)
.. 5,115 4,526,775
CoreLogic, Inc., 4.50%, 05/01/28
(c)
...... 27,421 20,805,684
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(c)
.................... 28,270 24,478,169
KBR, Inc., 4.75%, 09/30/28
(c)
.......... 16,751 14,968,877
La Financiere Atalian SASU
(b)
5.13%, 05/15/25 ................. EUR 2,248 1,639,340
6.63%, 05/15/25 ................. GBP 100 82,011
Science Applications International Corp.,
4.88%, 04/01/28
(c)
............... USD 7,878 7,335,349
73,836,205
Real Estate Management & Development — 0.3%
ADLER Real Estate AG, 1.88%, 04/27/23
(b)
. EUR 300 297,695
Aroundtown SA, (5-Year GBP Swap + 4.38%),
4.75%
(a)(b)(k)
................... GBP 2,736 1,178,730
ATF Netherlands BV, (5-Year EUR Swap
Annual + 4.38%), 7.08%
(a)(b)(k)
........ EUR 400 205,144
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(c)
............... USD 16,029 14,350,367
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(b)
............... EUR 1,800 1,366,470
DIC Asset AG, 2.25%, 09/22/26
(b)
....... 1,100 752,275
Fastighets AB Balder, (5-Year EUR Swap
Annual + 3.19%), 2.87%, 06/02/81
(a)(b)
... 478 347,161
Heimstaden Bostad AB, (5-Year EUR Swap
Annual + 3.15%), 2.63%
(a)(b)(k)
........ 5,725 3,104,381

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Howard Hughes Corp. (The)
(c)
5.38%, 08/01/28 ................. USD 719 $ 654,729
4.13%, 02/01/29 ................. 6,258 5,300,088
4.38%, 02/01/31 ................. 8,001 6,440,805
Realogy Group LLC
(c)
5.75%, 01/15/29 ................. 17,554 13,138,467
5.25%, 04/15/30 ................. 10,049 7,324,515
SBB Treasury OYJ
(b)
0.75%, 12/14/28 ................. EUR 100 60,650
1.13%, 11/26/29 ................. 600 352,202
54,873,679
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... USD 7,746 6,216,165
Semiconductors & Semiconductor Equipment — 1.0%
ams-OSRAM AG, 0.00%, 03/05/25
(b)(m)(n)
... EUR 2,000 1,730,233
Broadcom, Inc.
4.30%, 11/15/32 ................. USD 19,562 18,023,288
3.42%, 04/15/33
(c)
................ 20,582 17,221,153
3.14%, 11/15/35
(c)
................ 13,272 10,206,955
Entegris Escrow Corp.
(c)
4.75%, 04/15/29 ................. 104,945 99,215,277
5.95%, 06/15/30 ................. 3,522 3,413,875
Entegris, Inc.
(c)
4.38%, 04/15/28 ................. 4,616 4,170,221
3.63%, 05/01/29 ................. 6,933 5,984,288
Marvell Technology, Inc., 2.95%, 04/15/31 .. 7,339 6,128,436
Synaptics, Inc., 4.00%, 06/15/29
(c)
....... 8,512 7,329,989
173,423,715
Software — 4.2%
ACI Worldwide, Inc., 5.75%, 08/15/26
(c)
... 8,476 8,391,240
Alteryx, Inc., 8.75%, 03/15/28
(c)
........ 12,737 12,819,408
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
83,782 67,935,431
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
11,534 10,481,522
Boxer Parent Co., Inc.
6.50%, 10/02/25
(b)
................ EUR 2,121 2,273,128
7.13%, 10/02/25
(c)
................ USD 17,349 17,266,304
9.13%, 03/01/26
(c)
................ 35,633 34,554,040
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 14,662 13,855,590
Cedacri Mergeco SpA, (3-mo. EURIBOR at
4.63% Floor + 4.63%), 7.28%, 05/15/28
(a)(b)
EUR 1,069 1,136,144
Central Parent, Inc., 7.25%, 06/15/29
(c)
.... USD 32,471 31,915,057
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 ................. 62,919 56,153,276
4.88%, 07/01/29 ................. 39,922 36,104,259
Cloud Software Group Holdings, Inc., 6.50%,
03/31/29
(c)
.................... 145,721 128,905,375
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 ................. 4,772 4,145,737
6.50%, 10/15/28 ................. 4,321 3,583,401
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 2,389 2,084,943
Elastic NV, 4.13%, 07/15/29
(c)
......... 22,109 18,875,559
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 10,253 9,509,657
Helios Software Holdings, Inc., 4.63%,
05/01/28
(c)
.................... 208 168,993
McAfee Corp., 7.38%, 02/15/30
(c)
....... 50,319 42,192,195
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 21,603 19,172,662
NCR Corp.
(c)
5.00%, 10/01/28 ................. 3,065 2,694,028
5.13%, 04/15/29 ................. 523 452,527
6.13%, 09/01/29 ................. 4,012 3,957,156
Open Text Corp., 6.90%, 12/01/27
(c)
...... 51,651 53,283,172
Oracle Corp.
2.88%, 03/25/31 ................. 10,993 9,406,731
Security
Par (000)
Par (000) Value
Software (continued)
3.60%, 04/01/50 ................. USD 12,215 $ 8,664,033
3.95%, 03/25/51 ................. 27,888 20,985,091
6.90%, 11/09/52 ................. 30,353 34,021,655
PTC, Inc.
(c)
3.63%, 02/15/25 ................. 734 707,886
4.00%, 02/15/28 ................. 725 677,488
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
52,265 50,712,651
TeamSystem SpA, 3.50%, 02/15/28
(b)
..... EUR 618 589,780
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... USD 7,753 5,836,147
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
43,962 38,059,002
751,571,268
Specialized REITs — 0.4%
Iron Mountain, Inc.
(c)
5.00%, 07/15/28 ................. 1,880 1,749,340
5.25%, 07/15/30 ................. 5,499 4,958,348
5.63%, 07/15/32 ................. 4,420 4,037,847
SBA Communications Corp.
3.88%, 02/15/27 ................. 37,365 35,273,808
3.13%, 02/01/29 ................. 36,293 31,572,732
77,592,075
Specialty Retail — 1.7%
Arko Corp., 5.13%, 11/15/29
(c)
......... 10,050 8,318,272
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 1,110 1,010,100
4.75%, 03/01/30 ................. 412 368,740
5.00%, 02/15/32
(c)
................ 5,764 5,049,293
Constellation Automotive Financing plc, 4.88%,
07/15/27
(b)
.................... GBP 2,096 1,881,043
eG Global Finance plc
3.63%, 02/07/24
(b)
................ EUR 1,046 1,107,502
6.75%, 02/07/25
(c)
................ USD 21,259 19,676,055
8.50%, 10/30/25
(c)
................ 16,076 15,047,457
Goldstory SASU, 5.38%, 03/01/26
(b)
..... EUR 2,571 2,561,007
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. USD 20,375 17,420,625
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
6,880 5,848,806
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
.................... 9,999 8,365,163
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
..... 4,995 4,320,675
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 3,526 3,211,869
Penske Automotive Group, Inc.
3.50%, 09/01/25 ................. 6,848 6,439,754
3.75%, 06/15/29
(c)
................ 3,793 3,274,611
PetSmart, Inc.
(c)
4.75%, 02/15/28 ................. 4,438 4,166,173
7.75%, 02/15/29 ................. 36,325 35,656,983
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 4,541 4,173,270
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 ................. 37,092 32,941,220
6.13%, 07/01/29 ................. 31,665 26,716,077
6.00%, 12/01/29 ................. 28,540 23,564,631
Staples, Inc., 7.50%, 04/15/26
(c)
........ 16,214 14,205,572
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. 58,078 50,380,257
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(j)
........... 18,316 16,656,294
312,361,449
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc.
(c)
4.25%, 03/15/29 ................. 4,926 4,320,718
4.13%, 08/15/31 ................. 7,127 5,871,959
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(b)(f)(l)(m)
............ EUR 2,700 2,591,413
Hanesbrands, Inc., 9.00%, 02/15/31
(c)
.... USD 16,723 17,120,171
Kontoor Brands, Inc., 4.13%, 11/15/29
(c)
... 6,372 5,468,344

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
62
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
Levi Strauss & Co., 3.50%, 03/01/31
(c)
.... USD 11,182 $ 9,532,655
William Carter Co. (The), 5.63%, 03/15/27
(c)
. 1,686 1,638,725
46,543,985
Trading Companies & Distributors — 1.4%
(c)
Beacon Roofing Supply, Inc., 4.13%, 05/15/29 7,144 6,303,651
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/25 ................. 28,695 28,714,082
9.75%, 08/01/27 ................. 8,195 8,646,463
5.50%, 05/01/28 ................. 17,851 16,286,181
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 4,138 3,279,851
H&E Equipment Services, Inc., 3.88%,
12/15/28 ..................... 1,225 1,073,511
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 11,394 10,995,210
Imola Merger Corp., 4.75%, 05/15/29 ..... 23,481 21,005,868
United Rentals North America, Inc., 6.00%,
12/15/29 ..................... 97,675 99,019,985
WESCO Distribution, Inc.
7.13%, 06/15/25 ................. 29,356 29,838,906
7.25%, 06/15/28 ................. 22,511 23,114,295
248,278,003
Transportation Infrastructure — 0.0%
Abertis Infraestructuras Finance BV, (5-Year
EUR Swap Annual + 3.69%), 3.25%
(a)(b)(k)
. EUR 1,800 1,735,417
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(b)
.................... GBP 779 845,692
Wireless Telecommunication Services — 0.8%
Connect Finco SARL, 6.75%, 10/01/26
(c)
... USD 81,886 76,972,840
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(c)
.............. 7,063 6,633,923
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(c)(j)
........ 14,408 3,457,719
Matterhorn Telecom SA, 4.00%, 11/15/27
(b)
. EUR 1,116 1,116,368
SoftBank Group Corp.
(b)
(5-Year USD Swap Rate + 4.23%), 6.00%
(a)
(k)
......................... USD 800 772,000
2.13%, 07/06/24 ................. EUR 2,741 2,809,121
4.50%, 04/20/25 ................. 1,755 1,824,234
4.75%, 07/30/25 ................. 1,409 1,459,298
3.13%, 09/19/25 ................. 533 528,813
Sprint LLC, 7.63%, 03/01/26 .......... USD 16,450 17,395,548
Telefonica Europe BV
(a)(b)(k)
(6-Year EUR Swap Annual + 4.32%), 7.13% EUR 1,900 2,094,034
(7-Year EUR Swap Annual + 3.35%), 6.14% 4,600 4,816,310
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(b)
................ GBP 1,463 1,488,925
4.25%, 01/31/31
(c)
................ USD 1,235 1,050,713
4.50%, 07/15/31
(b)
................ GBP 2,742 2,689,112
4.75%, 07/15/31
(c)
................ USD 15,154 12,990,312
Vodafone Group plc
(a)
(5-Year EUR Swap Annual + 3.43%),
4.20%, 10/03/78
(b)
.............. EUR 1,200 1,185,836
(5-Year GBP Swap + 3.27%), 4.88%,
10/03/78
(b)
................... GBP 2,583 3,025,795
(5-Year EUR Swap Annual + 3.00%),
2.63%, 08/27/80
(b)
.............. EUR 1,400 1,362,750
Series NC10, (5-Year EUR Swap Annual +
3.48%), 3.00%, 08/27/80
(b)
........ 1,300 1,137,458
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 3.25%,
06/04/81 .................... USD 720 $ 610,226
145,421,335
Total Corporate Bonds — 86.4%
(Cost: $16,577,656,191) ........................... 15,568,634,956
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.59%
,
 02/01/28 ................. 36,977 36,437,592
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.65%
,
 02/01/29 ................ 34,253 33,225,330
69,662,922
Beverages — 0.0%
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.00%
,
 01/24/30
(a)
............... 1,936 1,443,927
Broadline Retail — 0.0%
Pug LLC, Term Loan B, (1-mo. LIBOR USD +
3.50%), 8.34%
,
 02/12/27
(a)
.......... 5,436 3,917,524
Capital Markets — 0.1%
Mercury Borrower, Inc., 2nd Lien Term Loan,
(3-mo. LIBOR USD at 0.50% Floor +
6.50%), 11.31%
,
 08/02/29
(a)
.......... 12,959 11,576,691
Chemicals — 0.4%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.75%),
8.59%
,
 09/30/28 ................. 12,472 11,226,747
Aruba Investments Holdings LLC, 2nd Lien
Term Loan, (1-mo. LIBOR USD at 0.75%
Floor + 7.75%), 12.59%
,
 11/24/28 ..... 5,230 4,680,850
Ascend Performance Materials Operations
LLC, Term Loan, (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 9.71%
,
 08/27/26 . 10,580 10,385,105
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.38%), 8.96%
,
 10/04/29 ...... 32,403 30,634,246
Momentive Performance Materials, Inc. Term
Loan, 03/29/28
(d)(o)
................ 12,152 11,878,580
WR Grace Holdings LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.75%),
8.94%
,
 09/22/28 ................. 5,313 5,260,079
74,065,607
Commercial Services & Supplies — 0.2%
(a)
PECF USS Intermediate Holding III Corp., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
4.25%), 9.09%
,
 12/15/28 ........... 28,479 23,875,843
TruGreen LP, 2nd Lien Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 8.50%),
13.33%
,
 11/02/28
(d)
............... 12,384 8,049,600
31,925,443

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.7%
(a)
Brand Industrial Services, Inc., Term Loan, (3-
mo. LIBOR USD at 1.00% Floor + 4.25%),
9.06% - 9.41%
,
 06/21/24 ........... USD 121,448 $ 112,972,561
Propulsion (BC) Finco, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
8.90%
,
 09/14/29 ................. 4,998 4,893,189
117,865,750
Containers & Packaging — 0.0%
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
8.78%
,
 08/14/26
(a)
................ 7,885 7,808,989
Diversified Consumer Services — 0.0%
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.66%
,
 12/10/29
(a)
.......... 8,164 7,007,406
Diversified Telecommunication Services — 0.2%
(a)
Frontier Communications Holdings LLC, Term
Loan B, (1-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 8.63%
,
 05/01/28 .......... 3,920 3,712,187
Zayo Group Holdings, Inc., Term Loan, (1-mo.
LIBOR USD + 3.00%), 7.84%
,
 03/09/27 . 38,196 30,925,901
34,638,088
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan, (1-mo.
LIBOR USD + 3.00%), 7.84%
,
 06/28/24
(a)
758 511,493
Financial Services — 0.2%
(a)
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
6.75%), 11.91%
,
 04/07/28 ........... 16,090 14,735,705
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.56%
,
 10/19/27 ........... 13,908 13,730,227
28,465,932
Food Products — 0.0%
Chobani LLC, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.50%),
8.42%
,
 10/25/27
(a)(d)
............... 2,793 2,764,866
Ground Transportation — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (1-mo. LIBOR USD at 0.75%
Floor + 4.75%), 9.45%
,
 04/06/28
(a)
..... 7,886 7,596,734
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.46%
,
 05/10/27 ................. 825 800,214
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.09%
,
 11/03/28 ................. 11,538 11,067,915
11,868,129
Health Care Providers & Services — 0.1%
(a)
Envision Healthcare Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 7.88%),
12.92%
,
 03/31/27 ................ 3,015 2,502,207
Quorum Health Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 8.25%),
12.98%
,
 04/29/25 ................ 12,964 7,778,463
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.75%),
8.46%
,
 08/31/26 ................. USD 9,704 $ 9,633,246
19,913,916
Health Care Technology — 1.3%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(o)
................. 11,196 10,468,396
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.26%
,
 02/15/29 ................. 91,139 85,214,523
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 4.00%),
9.16%
,
 06/02/28 ................. 16,406 14,925,002
Verscend Holding Corp., 2nd Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
7.00%), 11.84%
,
 04/02/29
(d)
.......... 63,271 63,270,509
Verscend Holding Corp., Term Loan B1, (1-mo.
LIBOR USD + 4.00%), 8.84%
,
 08/27/25 . 54,180 54,056,149
227,934,579
Hotels, Restaurants & Leisure — 0.2%
(a)
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.81%
,
 01/27/29 ........... 19,514 19,179,573
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
7.91%
,
 12/15/27 ................. 7,127 6,996,363
26,175,936
Household Durables — 0.2%
(a)
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.37%
,
 02/26/29 ........... 13,165 11,784,906
SWF Holdings I Corp., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 4.00%),
8.75%
,
 10/06/28 ................. 25,135 21,071,517
32,856,423
Insurance — 0.0%
Hub International Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.73%
,
 11/10/29
(a)
................ 7,661 7,629,213
Interactive Media & Services — 0.0%
(a)
Acuris Finance US, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.05%
,
 02/16/28 ................. 3,385 3,259,785
Grab Holdings, Inc., Term Loan, (1-mo.
LIBOR USD at 1.00% Floor + 4.50%),
9.35%
,
 01/29/26 ................. 1,486 1,477,115
4,736,900
IT Services — 0.2%
(a)
Epicor Software Corp., 2nd Lien Term Loan, (1-
mo. LIBOR USD at 1.00% Floor + 7.75%),
12.59%
,
 07/31/28 ................ 6,927 6,833,209
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.00%
,
 10/01/27 ........... 25,299 24,097,244
30,930,453
Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor + 7.00%),
11.76%
,
 05/25/27
(a)
............... 5,851 5,816,677

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
64
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Machinery — 0.4%
(a)
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. LIBOR USD + 3.00%),
8.15%
,
 03/28/25 ................. USD 51,427 $ 48,619,862
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.40%
,
 11/22/29 ................. 16,791 16,641,056
SPX Flow, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.41%
,
 04/05/29 ................. 12,433 11,834,721
77,095,639
Media — 0.7%
(a)
AVSC Holding Corp., 2nd Lien Term Loan, (3-
mo. LIBOR USD at 1.00% Floor + 7.25%),
12.06%
,
 09/01/25 ................ 7,771 6,891,958
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
8.33%
,
 08/21/26 ................. 52,528 48,807,427
DirecTV Financing LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 5.00%),
9.84%
,
 08/02/27 ................. 51,772 49,719,100
Intelsat Jackson Holdings SA, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.08%
,
 02/01/29 ........... 20,333 20,079,267
Promotora de Informaciones SA, Facility
Term Loan B, (3-mo. EURIBOR + 5.22%),
7.56%
,
 12/31/26 ................. EUR 307 305,739
125,803,491
Oil, Gas & Consumable Fuels — 0.9%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (3-mo. LIBOR USD at
1.00% Floor + 9.00%), 13.82%
,
 11/01/25 . USD 141,095 149,443,510
Freeport LNG investments LLLP, Term Loan
B, (3-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.31%
,
 12/21/28 ........... 16,687 16,126,921
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.36%
,
 09/19/29 ........... 3,189 3,147,524
168,717,955
Passenger Airlines — 0.5%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 4.75%),
9.56%
,
 04/20/28 ................. 39,699 40,256,211
Air Canada, Term Loan, (3-mo. LIBOR USD at
0.75% Floor + 3.50%), 8.37%
,
 08/11/28 .. 6,549 6,522,880
Mileage Plus Holdings LLC, Term Loan, (3-mo.
LIBOR USD at 1.00% Floor + 5.25%),
10.21%
,
 06/21/27 ................ 5,166 5,353,843
SkyMiles IP Ltd., Term Loan, (3-mo.
LIBOR USD at 1.00% Floor + 3.75%),
8.56%
,
 10/20/27 ................. 14,033 14,522,885
United AirLines, Inc., Term Loan B, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.57%
,
 04/21/28 ................. 29,336 29,079,056
95,734,875
Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, Term Loan,
05/04/25
(a)(o)
.................... 3,997 3,789,405
Security
Par (000)
Par (000) Value
Professional Services — 0.1%
(a)
CoreLogic, Inc., 2nd Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 6.50%),
11.38%
,
 06/04/29 ................ USD 15,642 $ 11,506,849
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.56%
,
 04/29/29 ........... 9,497 8,381,205
19,888,054
Software — 2.2%
(a)
Banff Guarantor, Inc., 2nd Lien Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 5.50%),
10.34%
,
 02/27/26 ................ 27,676 26,551,801
Boxer Parent Co., Inc., Term Loan, (1-mo.
LIBOR USD + 3.75%), 8.59%
,
 10/02/25 . 3,644 3,593,143
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.50%
,
 03/30/29 ........... 35,945 32,590,253
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.66%
,
 10/08/28
(d)
................ 10,456 9,959,573
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 6.00%),
10.91%
,
 10/08/29 ................ 23,214 20,467,114
Delta Topco, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.66%
,
 12/01/27 ................. 9,852 9,108,504
Helios Software Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.75%),
8.66%
,
 03/11/28 ................. 3,276 3,183,940
Magenta Buyer LLC, 1st Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 4.75%),
9.58%
,
 07/27/28 ................. 45,382 37,262,194
Magenta Buyer LLC, 2nd Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 8.25%),
13.08%
,
 07/27/29 ................ 30,053 22,239,220
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.52%
,
 03/01/29 ................. 38,798 36,373,251
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.06%
,
 02/23/29 ................ 4,143 3,783,926
Planview Parent, Inc., 2nd Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 7.25%),
12.41%
,
 12/18/28 ................ 12,161 10,721,989
Proofpoint, Inc., 2nd Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 6.25%),
11.09%
,
 08/31/29 ................ 27,151 25,544,240
RealPage, Inc., 2nd Lien Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 6.50%),
11.34%
,
 04/23/29 ................ 51,502 48,476,058
Sabre GLBL, Inc., Term Loan B1, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.34%
,
 12/17/27 ................. 3,543 2,987,702
Sabre GLBL, Inc., Term Loan B2, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.34%
,
 12/17/27 ................. 5,673 4,784,463
Sophia LP, 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.66%
,
 10/07/27 ................. 19,431 19,175,772
Sophia LP, 2nd Lien Term Loan, (3-mo.
LIBOR USD at 1.00% Floor + 8.00%),
13.16%
,
 10/09/28 ................ 61,702 61,162,107

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Software (continued)
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.03%
,
 05/03/27 ................ USD 26,958 $ 25,757,993
403,723,243
Textiles, Apparel & Luxury Goods — 0.1%
(a)
Crocs, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.41%
,
 02/20/29 ................. 8,888 8,848,937
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.56%
,
 03/08/30
(d)
................ 6,153 6,122,235
14,971,172
Trading Companies & Distributors — 0.1%
SRS Distribution, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.16%
,
 06/02/28
(a)
................ 9,667 9,302,164
Transportation Infrastructure — 0.1%
(a)
Brown Group Holdings LLC, Facility Term Loan
B2, (3-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.43% - 8.56%
,
 07/02/29 .... 5,971 5,959,912
KKR Apple Bidco LLC, 2nd Lien Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 5.75%),
10.59%
,
 09/21/29 ................ 1,328 1,297,619
MHI Holdings LLC, Term Loan, (1-mo. LIBOR
USD + 5.00%), 9.84%
,
 09/21/26 ...... 14,233 14,206,691
21,464,222
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 1st Lien
Term Loan B, (1-mo. LIBOR USD + 3.25%),
8.08%
,
 05/27/24
(a)
................ 12,460 11,195,253
Total Floating Rate Loan Interests — 9.5%
(Cost: $1,801,436,002) ........................... 1,718,799,071
Foreign Agency Obligations
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(b)
......... EUR 1,100 1,058,743
France — 0.1%
Electricite de France SA
(a)(b)(k)
(13-Year GBP Swap Semi + 4.23%), 6.00% GBP 3,400 3,726,179
(5-Year EUR Swap Annual + 3.20%), 3.00% EUR 400 354,302
(5-Year EUR Swap Annual + 4.86%), 7.50% 600 635,721
(5-Year EUR Swap Annual + 3.97%), 3.38% 3,600 2,904,725
7,620,927
Ireland — 0.0%
AIB Group plc, (5-Year EUR Swap Annual +
5.70%), 5.25%
(a)(b)(k)
............... 3,600 3,504,020
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA, (3-mo.
EURIBOR + 3.21%), 6.75%
,
03/02/26
(a)(b)
. 2,000 2,124,861
Total Foreign Agency Obligations — 0.1%
(Cost: $16,531,860) .............................. 14,308,551
Security
Beneficial Interest
(000) Value
Other Interests
(p)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(f)(l)
................. USD 11,550 $ 23,100
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(a)
.................. 5,500 11,000
Lehman Brothers Holdings, Inc.
(d)(l)
....... 7,598 —
Lehman Brothers Holdings, Inc.
(f)(l)
....... 5,675 11,350
45,450
Independent Power and Renewable Electricity Producers — 0.0%
GenOn Energy Holdings LLC
(a)(d)(f) (l)
....... 5,134 —
Media — 0.0%
Adelphia Communications Corp., Escrow
(a)(d)(f)(l)
325 —
Total Other Interests — 0.0%
(Cost: $—) .................................... 45,450
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.4%
Banks — 0.1%
(a)(f)(k)
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.46%), 6.00%
(b)
... EUR 800 802,179
PNC Financial Services Group, Inc. (The),
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ........................ USD 17,549 16,510,977
17,313,156
Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The), Series R, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95%
(a)(f)(k)
.. 9,899 9,064,939
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70%
(a)(f)
(k)
........................... 10,625 9,144,406
Electric Utilities — 0.2%
Edison International, Series A, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38%
(a)(f)(k)
........ 34,000 30,067,253
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(c)(f)(k)
.................... 15,109 13,295,920
Total Capital Trusts — 0.4%
(Cost: $88,245,036) .............................. 78,885,674
Shares
Shares
Preferred Stocks — 0.2%
Commercial Services & Supplies — 0.1%
Verscend Intermediate Holding Corp., 12.25%
(d)
(f)
............................ 9,756 12,414,629
Financial Services — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15-12/15/15,
cost $3,668,648)
(f)(g)
............... 3,746,909 80,184
Insurance — 0.1%
Alliant Holdings I, Inc., 9.75%
(d)(f)
......... 20,162 18,821,040

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
66
(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Wireless Telecommunication Services
— 0.0%
Ligado Networks LLC
(f)(q)
.............. 235,644 $ 1,178,218
Total Preferred Stocks — 0.2%
(Cost: $68,657,340) .............................. 32,494,071
Total Preferred Securities — 0.6%
(Cost: $156,902,376) ............................. 111,379,745
Total Long-Term Investments — 97.1%
(Cost: $18,697,328,003) ........................... 17,497,798,636
Short-Term Securities
Money Market Funds — 1.8%
(r)(s)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70% ................... 327,864,377 327,864,377
SL Liquidity Series, LLC, Money Market Series,
5.01%
(t)
....................... 1,902,211 1,902,402
Total Short-Term Securities — 1.8%
(Cost: $329,766,187) ............................. 329,766,779
Total Options Purchased — 0.0%
(Cost: $9,429,015) .............................. 3,537,342
Total Investments Before Options Written and Investments Sold
Short — 98.9%
(Cost: $19,036,523,205 ) ........................... 17,831,102,757
Total Options Written — (0.0)%
(Premium Received — $(4,227,852)) .................. (737,358)
Investments Sold Short
Common Stocks
Diversified Telecommunication Services — (0.0)%
Telesat Corp.
(f)
..................... (388) (3,337)
Total Common Stocks — (0.0)%
(Proceeds: $(5,919)) ............................. (3,337)
Total Investments Sold Short — (0.0)%
(Proceeds: $(5,919)) ............................. (3,337)
Total Investments Net of Options Written and Investments Sold
Short — 98.9%
(Cost: $19,032,289,434 ) ........................... 17,830,362,062
Other Assets Less Liabilities — 1.1% ................... 195,701,451
Net Assets — 100.0% ..............................
$ 18,026,063,513
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $8,995,966, representing 0.05% of its net assets as of period end, and an original cost of $25,531,954.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
All or a portion of this security is on loan.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(r)
Affiliate of the Fund.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 921,378,283 $ — $ (593,513,906)
(a)
$ — $ — $ 327,864,377 327,864,377 $ 10,492,202 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 9,777,201 — (7,912,236)
(a)
40,708 (3,271) 1,902,402 1,902,211 253,684
(b)
—
iShares Broad USD High Yield
Corporate Bond ETF
(c)
..... — 124,504,000 (122,452,896) (2,051,104) — — — 582,815 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... — 1,512,475,685 (1,514,824,024) 2,348,339 — — — 7,199,941 —
$ 337,943 $ (3,271) $ 329,766,779 $ 18,528,642 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
68
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
S&P 500 E-Mini Index ....................................................... 1,162 06/16/23 $ 240,403 $ (14,117,106)
U.S. Treasury 10 Year Note ................................................... 329 06/21/23 37,856 (1,074,309)
U.S. Treasury Long Bond ..................................................... 291 06/21/23 38,230 (1,187,493)
U.S. Treasury Ultra Bond ..................................................... 1,600 06/21/23 226,650 (11,784,062)
U.S. Treasury 5 Year Note .................................................... 122 06/30/23 13,377 (300,309)
$ (28,463,279)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 4,503,515 EUR 4,131,000 Bank of America NA 06/21/23 $ 3,269
USD 1,102,229 EUR 1,005,000 Morgan Stanley & Co. International plc 06/21/23 7,398
10,667
EUR 868,000 USD 942,012 Bank of America NA 04/05/23 (615)
USD 576,484 EUR 535,000 Standard Chartered Bank 06/21/23 (6,337)
USD 135,931,677 EUR 125,825,494 Toronto Dominion Bank 06/21/23 (1,140,628)
USD 213,286,671 EUR 197,678,006 UBS AG 06/21/23 (2,060,625)
USD 70,052,594 GBP 58,325,000 BNP Paribas SA 06/21/23 (2,009,670)
USD 463,503 GBP 376,000 Commonwealth Bank of Australia 06/21/23 (1,056)
USD 627,850 GBP 515,000 Deutsche Bank AG 06/21/23 (8,448)
(5,227,379)
$ (5,216,712)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Invesco QQQ Trust 1 ......................... 2,475 04/14/23 USD 292.00 USD 79,430 $ 89,100
Deutsche Bank AG .......................... 1,504 04/21/23 EUR 8.40 EUR 1,407 27,729
EURO STOXX 50 Index ....................... 88 04/21/23 EUR 3,800.00 EUR 3,797 4,533
iShares Russell 2000 ETF ...................... 3,948 04/21/23 USD 185.00 USD 70,432 2,899,806
SPDR S&P 500 ETF Trust ...................... 8,296 04/21/23 USD 376.00 USD 339,630 506,056
EURO STOXX 50 Index ....................... 47 05/19/23 EUR 3,800.00 EUR 2,028 10,118
$ 3,537,342
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Invesco QQQ Trust 1 .......................... 2,475 04/14/23 USD 270.00 USD 79,430 $ (21,038)
Deutsche Bank AG ........................... 1,504 04/21/23 EUR 6.50 EUR 1,407 (6,524)
iShares Russell 2000 ETF ....................... 3,948 04/21/23 USD 170.00 USD 70,432 (481,656)
SPDR S&P 500 ETF Trust ....................... 8,296 04/21/23 USD 360.00 USD 339,630 (228,140)
$ (737,358)

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
40.V1 ........... 5.00 % Quarterly 06/20/28 B+ USD 104,914 $ 1,750,298 $ 62,817 $ 1,687,481
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/23 CCC+ EUR 1,140 $ (125,239) $ (44,349) $ (80,890)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 CCC+ EUR 1,100 (120,845) (22,084) (98,761)
CenturyLink, Inc. ...... 1.00 Quarterly Barclays Bank plc 06/20/23 NR USD 20,000 (142,353) (99,413) (42,940)
Novafives SAS ....... 5.00 Quarterly Citibank NA 06/20/23 B- EUR 740 (3,356) (12,669) 9,313
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 229 (1,037) (3,784) 2,747
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 401 (1,820) (6,197) 4,377
Casino Guichard Perrachon
SA ............. 5.00 Quarterly BNP Paribas SA 12/20/23 CCC+ EUR 754 (263,266) (58,759) (204,507)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/23 CCC+ EUR 26 (9,078) (3,966) (5,112)
CenturyLink, Inc. ...... 1.00 Quarterly Barclays Bank plc 12/20/23 NR USD 1,316 (31,699) (14,892) (16,807)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,050 66,555 82,952 (16,397)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 515 (35,070) 17,106 (52,176)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 528 (35,941) 18,541 (54,482)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 1,405 (95,647) 46,435 (142,082)
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 1,220 135,126 82,802 52,324
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 NR EUR 1,725 185,513 67,430 118,083
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 237 (11,691) (22,305) 10,614
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 473 (23,382) (44,609) 21,227
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 403 (19,926) (51,938) 32,012
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 1,637 (80,845) (246,975) 166,130
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 06/20/27 B- EUR — 705 — 705
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC- EUR 491 (156,022) (109,406) (46,616)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC- EUR 830 (263,603) (181,715) (81,888)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC- EUR 295 (93,782) (64,648) (29,134)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC- EUR 241 (76,489) (54,278) (22,211)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC- EUR 504 (160,073) (111,229) (48,844)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC- EUR 365 (116,062) (80,579) (35,483)
Loxam SAS ......... 5.00 Quarterly Bank of America NA 12/20/27 B EUR 1,130 (117,354) (83,287) (34,067)
United Group BV ...... 5.00 Quarterly Bank of America NA 12/20/27 B EUR 945 (186,315) (139,309) (47,006)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
70
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
United Group BV ...... 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/27 B EUR 1,145 $ (225,813) $ (180,903) $ (44,910)
$ (2,008,809) $ (1,322,028) $ (686,781)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 06/20/23 USD 100,000 $ 3,069,398 $ (310,540) $ 3,379,938
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 06/20/23 USD 40,705 1,200,139 (123,924) 1,324,063
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 06/20/23 USD 46,190 1,246,489 (133,088) 1,379,577
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 06/20/23 USD 41,802 1,174,814 (127,264) 1,302,078
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/23 USD 64,531 656,126 (224,913) 881,039
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/23 USD 40,570 899,841 (134,209) 1,034,050
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/23 USD 212,333 6,113,830 (646,433) 6,760,263
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 09/20/23 USD 84,326 794,405 (702,665) 1,497,070
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/23 USD 50,000 833,174 (371,895) 1,205,069
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/23 USD 50,000 833,174 (371,895) 1,205,069
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 12/20/23 USD 50,000 770,245 (415,768) 1,186,013
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/23 USD 50,000 1,350,979 (352,214) 1,703,193
$ 18,942,614 $ (3,914,808) $ 22,857,422
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4.87%

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 62,817 $ — $ 1,687,481 $ — $ —
OTC Swaps ..................................................... 315,266 (5,552,102) 23,274,954 (1,104,313) —
Options Written ................................................... N/A N/A 3,490,494 — (737,358)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 10,667 $ — $ — $ 10,667
Options purchased
Investments at value — unaffiliated
(a)
............ — — 3,537,342 — — — 3,537,342
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(b)
. — 1,687,481 — — — — 1,687,481
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 732,798 — — 22,857,422 — 23,590,220
$ — $ 2,420,279 $ 3,537,342 $ 10,667 $ 22,857,422 $ — $ 28,825,710
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(b)
...... $ — $ — $ 14,117,106 $ — $ 14,346,173 $ — $ 28,463,279
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 5,227,379 — — 5,227,379
Options written
Options written at value ..................... — — 737,358 — — — 737,358
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 2,741,607 — — 3,914,808 — 6,656,415
$ — $ 2,741,607 $ 14,854,464 $ 5,227,379 $ 18,260,981 $ — $ 41,084,431
(a)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
(b)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
72
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 3,868,831 $ — $ 1,733,342 $ — $ 5,602,173
Forward foreign currency exchange contracts .... — — — (21,208,548) — — (21,208,548)
Options purchased
(a)
.................... — (242,666) (12,947,673) — — — (13,190,339)
Options written ........................ — (165,448) 6,168,121 — — — 6,002,673
Swaps .............................. — 13,167,035 1,098,142 — (44,084,610) — (29,819,433)
$ — $ 12,758,921 $ (1,812,579) $ (21,208,548) $ (42,351,268) $ — $ (52,613,474)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (14,117,106) $ — $ (36,182,707) $ — $ (50,299,813)
Forward foreign currency exchange contracts .... — — — (12,856,781) — — (12,856,781)
Options purchased
(b)
.................... — 140,150 (6,085,505) — — — (5,945,355)
Options written ........................ — (18,178) 3,560,015 — — — 3,541,837
Swaps .............................. — 3,231,242 — — 96,206,935 — 99,438,177
$ — $ 3,353,214 $ (16,642,596) $ (12,856,781) $ 60,024,228 $ — $ 33,878,065
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — short ................................................................................. $ 605,884,811
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 419,586,778
Average amounts sold — in USD ........................................................................................ $ 471,006
Options
Average value of option contracts purchased ................................................................................ $ 6,760,861
Average value of option contracts written ................................................................................... $ 1,475,061
Average notional value of swaption contracts purchased ......................................................................... $ —
(a)
Average notional value of swaption contracts written ........................................................................... $ —
(a)
Credit default swaps
Average notional value — sell protection ................................................................................... $ 168,297,575
Total return swaps
Average notional value ............................................................................................... $ 830,457,000
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 6,914,063
Forward foreign currency exchange contracts ................................................................. 10,667 5,227,379
Options
(a)
......................................................................................... 3,537,342 737,358
Swaps — centrally cleared .............................................................................. 1,024,780 —
Swaps — OTC
(b)
..................................................................................... 23,590,220 6,656,415
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 28,163,009 $ 19,535,215
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(4,562,122) (7,651,421)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 23,600,887 $ 11,883,794
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 3,269 $ (3,269) $ — $ — $ —
Barclays Bank plc ................................ 17,106 (17,106) — — —
BNP Paribas SA ................................. 7,269,591 (3,256,256) — — 4,013,335
Citibank NA .................................... 9,313 (9,313) — — —
Credit Suisse International .......................... 251,194 (196,564) — — 54,630
Goldman Sachs International ........................ 7,124 (7,124) — — —
JPMorgan Chase Bank NA .......................... 3,247,209 (1,853,201) — — 1,394,008
Morgan Stanley & Co. International plc .................. 12,796,081 (2,217,621) — (3,841,000) 6,737,460
$ 23,600,887 $ (7,560,454) $ — $ (3,841,000) $ 12,199,433
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 460,306 $ (3,269) $ — $ (440,000) $ 17,037
Barclays Bank plc ................................ 583,613 (17,106) — (566,507) —
BNP Paribas SA ................................. 3,256,256 (3,256,256) — — —
Citibank NA .................................... 89,158 (9,313) — — 79,845
Commonwealth Bank of Australia ..................... 1,056 — — — 1,056
Credit Suisse International .......................... 196,564 (196,564) — — —
Deutsche Bank AG ............................... 8,448 — — — 8,448
Goldman Sachs International ........................ 9,981 (7,124) — (2,857) —
JPMorgan Chase Bank NA .......................... 1,853,201 (1,853,201) — — —
Morgan Stanley & Co. International plc .................. 2,217,621 (2,217,621) — — —
Standard Chartered Bank ........................... 6,337 — — — 6,337
Toronto Dominion Bank ............................ 1,140,628 — — — 1,140,628
UBS AG ...................................... 2,060,625 — — — 2,060,625
$ 11,8 83,794 $ (7,560,454) $ — $ (1,009,364) $ 3,313,976
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 17,827,908 $ 19,750 $ 17,847,658
Common Stocks
Automobile Components .................................. 140 — — 140
Capital Markets ........................................ — 8,915,782 — 8,915,782
Chemicals ............................................ 10,093,472 — — 10,093,472
Commercial Services & Supplies ............................. — — 3 3
Electrical Equipment ..................................... 18,947 — — 18,947
Energy Equipment & Services .............................. 137,777 — — 137,777

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
74
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Financial Services ...................................... $ 3,665,773 $ — $ — $ 3,665,773
Ground Transportation ................................... 5,550,163 — — 5,550,163
Hotels , Restaurants & Leisure .............................. — — — —
IT Services ........................................... 1,759,365 — — 1,759,365
Metals & Mining ........................................ 26,596,536 — — 26,596,536
Oil, Gas & Consumable Fuels ............................... — — 40,678 40,678
Semiconductors & Semiconductor Equipment .................... 4,538 — — 4,538
Software ............................................. 10,000,031 — — 10,000,031
Corporate Bonds
Aerospace & Defense .................................... — 880,383,503 — 880,383,503
Automobile Components .................................. — 308,744,496 — 308,744,496
Automobiles .......................................... — 55,819,733 — 55,819,733
Banks ............................................... — 168,345,333 — 168,345,333
Biotechnology ......................................... — 4,331,827 — 4,331,827
Broadline Retail ........................................ — 50,537,380 — 50,537,380
Building Products ....................................... — 145,337,935 — 145,337,935
Capital Markets ........................................ — 138,584,933 — 138,584,933
Chemicals ............................................ — 358,355,388 — 358,355,388
Commercial Services & Supplies ............................. — 609,754,185 — 609,754,185
Communications Equipment ................................ — 133,270,422 — 133,270,422
Construction & Engineering ................................ — 42,877,745 — 42,877,745
Consumer Finance ...................................... — 273,584,355 — 273,584,355
Consumer Staples Distribution & Retail ........................ — 125,778,552 — 125,778,552
Containers & Packaging .................................. — 512,348,715 — 512,348,715
Distributors ........................................... — 35,747,429 — 35,747,429
Diversified Consumer Services .............................. — 92,568,511 — 92,568,511
Diversified REITs ....................................... — 152,663,759 — 152,663,759
Diversified Telecommunication Services ........................ — 1,012,085,137 — 1,012,085,137
Electric Utilities ........................................ — 127,637,378 — 127,637,378
Electrical Equipment ..................................... — 113,691,742 — 113,691,742
Electronic Equipment, Instruments & Components ................. — 72,686,102 — 72,686,102
Energy Equipment & Services .............................. — 364,836,086 — 364,836,086
Entertainment ......................................... — 227,816,318 — 227,816,318
Financial Services ...................................... — 382,844,264 — 382,844,264
Food Products ......................................... — 203,120,875 — 203,120,875
Gas Utilities ........................................... — 5,198,814 — 5,198,814
Ground Transportation ................................... — 237,107,637 — 237,107,637
Health Care Equipment & Supplies ........................... — 151,584,152 — 151,584,152
Health Care Providers & Services ............................ — 466,686,475 — 466,686,475
Health Care REITs ...................................... — 58,471,462 — 58,471,462
Health Care Technology .................................. — 16,757,032 — 16,757,032
Hotel & Resort REITs .................................... — 42,497,351 — 42,497,351
Hotels, Restaurants & Leisure .............................. — 1,137,698,583 — 1,137,698,583
Household Durables ..................................... — 125,112,822 — 125,112,822
Household Products ..................................... — 23,157,020 — 23,157,020
Independent Power and Renewable Electricity Producers ............ — 53,149,524 — 53,149,524
Insurance ............................................ — 535,239,608 — 535,239,608
IT Services ........................................... — 175,104,856 — 175,104,856
Leisure Products ....................................... — 34,331,041 — 34,331,041
Life Sciences Tools & Services .............................. — 25,735,490 — 25,735,490
Machinery ............................................ — 251,707,823 — 251,707,823
Marine Transportation .................................... — 2,177,465 — 2,177,465
Media ............................................... — 853,181,516 — 853,181,516
Metals & Mining ........................................ — 410,621,329 — 410,621,329
Mortgage Real Estate Investment Trusts (REITs) .................. — 17,564,523 — 17,564,523
Oil, Gas & Consumable Fuels ............................... — 1,992,199,172 — 1,992,199,172
Paper & Forest Products .................................. — 984,401 — 984,401
Passenger Airlines ...................................... — 316,474,096 — 316,474,096
Personal Care Products .................................. — 9,170,505 — 9,170,505
Pharmaceuticals ....................................... — 140,271,168 — 140,271,168
Professional Services .................................... — 73,836,205 — 73,836,205
Real Estate Management & Development ....................... — 54,873,679 — 54,873,679
Retail REITs .......................................... — 6,216,165 — 6,216,165
Semiconductors & Semiconductor Equipment .................... — 173,423,715 — 173,423,715
Fair Value Hierarchy as of Period End (continued)

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Software ............................................. $ — $ 751,571,268 $ — $ 751,571,268
Specialized REITs ...................................... — 77,592,075 — 77,592,075
Specialty Retail ........................................ — 312,361,449 — 312,361,449
Textiles, Apparel & Luxury Goods ............................ — 46,543,985 — 46,543,985
Trading Companies & Distributors ............................ — 248,278,003 — 248,278,003
Transportation Infrastructure ............................... — 1,735,417 — 1,735,417
Water Utilities ......................................... — 845,692 — 845,692
Wireless Telecommunication Services ......................... — 145,421,335 — 145,421,335
Floating Rate Loan Interests
Aerospace & Defense .................................... — 69,662,922 — 69,662,922
Beverages ........................................... — 1,443,927 — 1,443,927
Broadline Retail ........................................ — 3,917,524 — 3,917,524
Capital Markets ........................................ — 11,576,691 — 11,576,691
Chemicals ............................................ — 62,187,027 11,878,580 74,065,607
Commercial Services & Supplies ............................. — 23,875,843 8,049,600 31,925,443
Construction & Engineering ................................ — 117,865,750 — 117,865,750
Containers & Packaging .................................. — 7,808,989 — 7,808,989
Diversified Consumer Services .............................. — 7,007,406 — 7,007,406
Diversified Telecommunication Services ........................ — 34,638,088 — 34,638,088
Energy Equipment & Services .............................. — 511,493 — 511,493
Financial Services ...................................... — 28,465,932 — 28,465,932
Food Products ......................................... — — 2,764,866 2,764,866
Ground Transportation ................................... — 7,596,734 — 7,596,734
Health Care Equipment & Supplies ........................... — 11,868,129 — 11,868,129
Health Care Providers & Services ............................ — 19,913,916 — 19,913,916
Health Care Technology .................................. — 164,664,070 63,270,509 227,934,579
Hotels, Restaurants & Leisure .............................. — 26,175,936 — 26,175,936
Household Durables ..................................... — 32,856,423 — 32,856,423
Insurance ............................................ — 7,629,213 — 7,629,213
Interactive Media & Services ............................... — 4,736,900 — 4,736,900
IT Services ........................................... — 30,930,453 — 30,930,453
Leisure Products ....................................... — 5,816,677 — 5,816,677
Machinery ............................................ — 77,095,639 — 77,095,639
Media ............................................... — 125,803,491 — 125,803,491
Oil, Gas & Consumable Fuels ............................... — 168,717,955 — 168,717,955
Passenger Airlines ...................................... — 95,734,875 — 95,734,875
Pharmaceuticals ....................................... — 3,789,405 — 3,789,405
Professional Services .................................... — 19,888,054 — 19,888,054
Software ............................................. — 393,763,670 9,959,573 403,723,243
Textiles, Apparel & Luxury Goods ............................ — 8,848,937 6,122,235 14,971,172
Trading Companies & Distributors ............................ — 9,302,164 — 9,302,164
Transportation Infrastructure ............................... — 21,464,222 — 21,464,222
Wireless Telecommunication Services ......................... — 11,195,253 — 11,195,253
Foreign Agency Obligations ................................. — 14,308,551 — 14,308,551
Other Interests .......................................... — 45,450 — 45,450
Preferred Securities
Banks ............................................... — 17,313,156 — 17,313,156
Capital Markets ........................................ — 9,064,939 — 9,064,939
Commercial Services & Supplies ............................. — — 12,414,629 12,414,629
Consumer Finance ...................................... — 9,144,406 — 9,144,406
Electric Utilities ........................................ — 30,067,253 — 30,067,253
Independent Power and Renewable Electricity Producers ............ — 13,295,920 — 13,295,920
Insurance ............................................ — — 18,821,040 18,821,040
Wireless Telecommunication Services ......................... — 1,178,218 — 1,178,218
Short-Term Securities
Money Market Funds ...................................... 327,864,377 — — 327,864,377
Options Purchased
Equity contracts .......................................... 3,537,342 — — 3,537,342
Liabilities
Investment Sold Short
Common Stocks ......................................... (3,337) — — (3,337)
$ 389,225,124 $ 17,306,550,247 $ 133,341,463 $ 17,829,116,834
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
76
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Investments valued at NAV
(a)
...................................... 1,982,586
$ —
$ 17,831,099,420
$ —
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 2,105,013 $ — $ 2,105,013
Foreign currency exchange contracts ............................ — 10,667 — 10,667
Interest rate contracts ....................................... — 22,857,422 — 22,857,422
Liabilities
Credit contracts ........................................... — (1,104,313) — (1,104,313)
Equity contracts ........................................... (14,854,464) — — (14,854,464)
Foreign currency exchange contracts ............................ — (5,227,379) — (5,227,379)
Interest rate contracts ....................................... (14,346,173) — — (14,346,173)
$ (29,200,637) $ 18,641,410 $ — $ (10,559,227)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Securities Total
Investments
Assets
Opening balance, as of September 30, 2022 ........................................... $ — $ 40,681 $ 78,403 $ 219,581,388 $ 29,150,143 $ 248,850,615
Transfers into Level 3 ......................................................... 1,225 — — 2,549,226 — 2,550,451
Transfers out of Level 3 ........................................................ — — (78,403) (141,193,386) — (141,271,789)
Accrued discounts/premiums ..................................................... — — — 134,978 — 134,978
Net realized loss ............................................................. — — — (307,174) — (307,174)
Net change in unrealized appreciation
(a)(b)
............................................. 18,525 — — 1,252,462 2,085,526 3,356,513
Purchases ................................................................. — — — 29,311,811 — 29,311,811
Sales .................................................................... — — — (9,283,942) — (9,283,942)
Closing balance, as of March 31, 2023 ..............................................
$ 19,750 $ 40,681 $ — $ 102,045,363 $ 31,235,669 $ 133,341,463
Net change in unrealized appreciation on investments still held at March 31, 2023
(b)
.................
$ 18,525 $ — $ — $ 1,252,462 $ 2,085,526 $ 3,356,513
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Schedule of Investments
(unaudited)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 12 Ltd., Series 2021-12A, Class
A1, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 5.97%, 07/20/34
(a)(b)
......... USD 5,500 $ 5,375,451
AGL Core CLO 2 Ltd., Series 2019-2A, Class
B, (3-mo. LIBOR USD at 1.90% Floor +
1.90%), 6.71%, 04/20/32
(a)(b)
......... 1,000 973,103
AIG CLO LLC, Series 2018-1A, Class A1R, (3-
mo. LIBOR USD at 1.12% Floor + 1.12%),
5.93%, 04/20/32
(a)(b)
............... 1,400 1,379,108
AIMCO CLO
(a)(b)
Series 2017-AA, Class AR, (3-mo. LIBOR
USD at 1.05% Floor + 1.05%), 5.86%,
04/20/34 .................... 8,000 7,832,566
Series 2018-BA, Class AR, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 5.89%,
01/15/32 .................... 3,500 3,445,775
Ajax Mortgage Loan Trust
(b)(c)
Series 2019-G, Class A, 3.00%, 09/25/59 801 790,104
Series 2021-C, Class A, 2.12%, 01/25/61 1,795 1,678,237
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (3-mo. LIBOR USD at 1.08% Floor +
1.08%), 5.90%, 10/21/28
(a)(b)
......... 3,983 3,953,247
American Express Credit Account Master Trust
Series 2022-2, Class A, 3.39%, 05/15/27 . 28,044 27,386,937
Series 2022-3, Class A, 3.75%, 08/15/27 . 649 637,459
AmeriCredit Automobile Receivables Trust,
Series 2020-2, Class B, 0.97%, 02/18/26 . 3,597 3,541,073
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1R2, (3-mo. LIBOR USD + 1.05%), 5.87%,
07/24/29
(a)(b)
.................... 5,531 5,494,510
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (3-mo. LIBOR USD at
1.20% Floor + 1.20%), 6.00%, 01/19/35
(a)(b)
1,750 1,702,979
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class AR2, (3-mo. LIBOR USD at 1.09%
Floor + 1.09%), 5.89%, 01/28/31
(a)(b)
.... 14,508 14,372,940
Anchorage Capital CLO LLC, Series 2019-13A,
Class AR, (3-mo. LIBOR USD at 1.10%
Floor + 1.10%), 5.89%, 04/15/34
(a)(b)
.... 4,260 4,149,243
Apidos CLO XX, Series 2015-20A, Class
A1RA, (3-mo. LIBOR USD at 1.10% Floor +
1.10%), 5.89%, 07/16/31
(a)(b)
......... 1,500 1,479,829
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................ 2,098 1,882,165
ARI Fleet Lease Trust
(b)
Series 2020-A, Class B, 2.06%, 11/15/28 . 1,470 1,456,297
Series 2022-A, Class A2, 3.12%, 01/15/31 13,902 13,676,245
Arm Master Trust LLC, Series 2021-T1, Class
A, 2.43%, 11/15/27
(b)
.............. 730 681,236
Assurant CLO Ltd., Series 2018-2A, Class
A, (3-mo. LIBOR USD at 1.04% Floor +
1.04%), 5.85%, 04/20/31
(a)(b)
......... 1,750 1,729,038
Atlas Senior Loan Fund III Ltd., Series 2013-
1A, Class AR, (3-mo. LIBOR USD + 0.83%),
5.71%, 11/17/27
(a)(b)
............... 1,323 1,315,770
Autoflorence SRL
(a)(d)
Series 2, Class C, (1-mo. EURIBOR +
1.15%), 4.05%, 12/24/44 ......... EUR 348 354,693
Series 2, Class D, (1-mo. EURIBOR +
2.35%), 5.25%, 12/24/44 ......... 186 192,127
Autonoria Spain
(a)(d)
Series 2021-SP, Class C, (1-mo. EURIBOR
+ 1.05%), 3.95%, 01/31/39 ........ 1,578 1,658,907
Series 2021-SP, Class D, (1-mo. EURIBOR
+ 1.55%), 4.45%, 01/31/39 ........ 601 630,839
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-SP, Class E, (1-mo. EURIBOR
+ 2.65%), 5.55%, 01/31/39 ........ EUR 451 $ 465,558
Series 2021-SP, Class F, (1-mo. EURIBOR
+ 3.90%), 6.80%, 01/31/39 ........ 75 77,597
Azure Finance No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average + 3.00%),
7.18%, 07/20/30
(a)(d)
............... GBP 1,055 1,299,069
BA Credit Card Trust, Series 2022-A1, Class
A1, 3.53%, 11/15/27 ............... USD 5,347 5,224,403
Bain Capital Credit CLO Ltd., Series 2017-1A,
Class BR, (3-mo. LIBOR USD at 1.50%
Floor + 1.50%), 6.31%, 07/20/30
(a)(b)
.... 1,350 1,297,608
Barings CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R, (3-mo. LIBOR
USD at 1.07% Floor + 1.07%), 5.88%,
04/20/31 .................... 900 886,448
Series 2019-4A, Class A1, (3-mo. LIBOR
USD at 1.33% Floor + 1.33%), 6.12%,
01/15/33 .................... 550 542,152
Battalion CLO X Ltd., Series 2016-10A, Class
A1R2, (3-mo. LIBOR USD at 1.17% Floor +
1.17%), 5.99%, 01/25/35
(a)(b)
......... 5,500 5,356,798
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. LIBOR USD at 1.18% Floor +
1.18%), 5.97%, 07/15/34
(a)(b)
......... 4,500 4,385,333
BDS Ltd., Series 2021-FL10, Class A, (1-mo.
LIBOR USD at 1.35% Floor + 1.35%),
6.11%, 12/16/36
(a)(b)
............... 870 857,532
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R2, (3-mo. LIBOR USD at
1.45% Floor + 1.45%), 6.24%, 07/15/29
(a)(b)
8,400 8,265,903
Benefit Street Partners CLO III Ltd., Series
2013-IIIA, Class A2R2, (3-mo. LIBOR USD
at 1.65% Floor + 1.65%), 6.46%, 07/20/29
(a)
(b)
........................... 1,350 1,337,260
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (3-mo. LIBOR USD
at 1.09% Floor + 1.09%), 5.90%, 04/20/31
(a)
(b)
........................... 2,230 2,206,613
BHG Securitization Trust
(b)
Series 2021-A, Class A, 1.42%, 11/17/33 . 256 239,443
Series 2022-B, Class A, 3.75%, 06/18/35 . 1,371 1,348,164
BL Consumer Credit
(a)(d)
Series 2021-1, Class C, (1-mo. EURIBOR +
1.10%), 4.00%, 09/25/38 ......... EUR 528 558,690
Series 2021-1, Class D, (1-mo. EURIBOR +
1.65%), 4.55%, 09/25/38 ......... 681 715,465
Series 2021-1, Class E, (1-mo. EURIBOR +
2.85%), 5.75%, 09/25/38 ......... 356 368,860
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class A1, (3-mo. LIBOR USD at 1.08%
Floor + 1.08%), 5.87%, 07/15/31
(a)(b)
.... USD 6,990 6,887,088
BlueMountain Fuji US CLO III Ltd., Series
2017-3A, Class A2, (3-mo. LIBOR USD at
1.15% Floor + 1.15%), 5.94%, 01/15/30
(a)(b)
250 242,182
Brignole Co. SRL, Series 2021, Class D, (1-mo.
EURIBOR + 1.60%), 4.50%, 07/24/36
(a)(d)
. EUR 100 105,708
BSPRT Issuer Ltd., Series 2021-FL7, Class
A, (1-mo. LIBOR USD at 1.32% Floor +
1.32%), 6.00%, 12/15/38
(a)(b)
......... USD 6,890 6,722,354
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A, 3.49%, 05/15/27 24,357 23,784,262
Series 2022-A3, Class A, 4.95%, 10/15/27 29,264 29,566,373

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
78
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (3-mo. LIBOR
USD at 0.97% Floor + 0.97%), 5.76%,
04/17/31 .................... USD 3,988 $ 3,939,780
Series 2014-5A, Class A1RR, (3-mo. LIBOR
USD at 1.14% Floor + 1.14%), 5.93%,
07/15/31 .................... 5,996 5,921,031
CarMax Auto Owner Trust, Series 2022-2,
Class A3, 3.49%, 02/16/27 .......... 15,234 14,904,259
Cascade MH Asset Trust, Series 2021-MH1,
Class A1, 1.75%, 02/25/46
(b)
......... 2,252 1,930,868
CBAM Ltd., Series 2019-9A, Class B2, (3-mo.
LIBOR USD at 1.90% Floor + 1.90%),
6.69%, 02/12/30
(a)(b)
............... 3,500 3,441,651
Cedar Funding II CLO Ltd., Series 2013-1A,
Class ARR, (3-mo. LIBOR USD at 1.08%
Floor + 1.08%), 5.89%, 04/20/34
(a)(b)
.... 8,750 8,533,834
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class A1, (3-mo. LIBOR USD at 0.98%
Floor + 0.98%), 5.79%, 04/20/31
(a)(b)
.... 1,940 1,915,831
Cedar Funding X CLO Ltd., Series 2019-10A,
Class BR, (3-mo. LIBOR USD at 1.60%
Floor + 1.60%), 6.41%, 10/20/32
(a)(b)
.... 570 550,021
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (3-mo. LIBOR USD at 1.35%
Floor + 1.35%), 6.30%, 05/29/32
(a)(b)
.... 1,500 1,460,281
Chesapeake Funding II LLC
(b)
Series 2020-1A, Class B, 1.24%, 08/15/32 1,170 1,142,283
Series 2020-1A, Class C, 2.14%, 08/15/32 720 705,081
CIFC Funding 2013-III-R Ltd., Series 2013-
3RA, Class A1, (3-mo. LIBOR USD at 0.98%
Floor + 0.98%), 5.80%, 04/24/31
(a)(b)
.... 3,770 3,724,473
CIFC Funding Ltd.
(a)(b)
Series 2012-2RA, Class A1, (3-mo. LIBOR
USD at 0.80% Floor + 0.80%), 5.61%,
01/20/28 .................... 420 417,018
Series 2013-2A, Class A1L2, (3-mo. LIBOR
USD at 1.00% Floor + 1.00%), 5.79%,
10/18/30 .................... 2,176 2,153,683
Series 2015-3A, Class BR, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 5.95%,
04/19/29 .................... 8,500 8,269,213
Series 2021-4A, Class A, (3-mo. LIBOR
USD at 1.05% Floor + 1.05%), 5.84%,
07/15/33 .................... 5,000 4,929,080
Series 2021-4A, Class B, (3-mo. LIBOR
USD at 1.58% Floor + 1.58%), 6.37%,
07/15/33 .................... 500 485,647
College Avenue Student Loans LLC
(a)(b)
Series 2021-A, Class A1, (1-mo. LIBOR
USD at 1.10% Floor + 1.10%), 5.95%,
07/25/51 .................... 324 315,068
Series 2021-B, Class A1, (1-mo. LIBOR
USD at 0.80% Floor + 0.80%), 5.65%,
06/25/52 .................... 4,327 4,141,322
Concord Music Royalties LLC, Series 2022-1A,
Class A2, 6.50%, 01/20/73
(b)
......... 2,849 2,810,459
Credit Acceptance Auto Loan Trust
(b)
Series 2020-2A, Class A, 1.37%, 07/16/29 1,225 1,219,038
Series 2021-2A, Class A, 0.96%, 02/15/30 16,995 16,523,033
Series 2022-1A, Class A, 4.60%, 06/15/32 11,180 10,966,935
Discover Card Execution Note Trust, Series
2022-A2, Class A, 3.32%, 05/15/27 ..... 42,146 41,010,465
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dowson plc
(a)(d)
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.60%), 5.78%,
10/20/28 .................... GBP 1,300 $ 1,582,141
Series 2022-1, Class C, (Sterling Overnight
Index Average + 2.25%), 6.43%,
01/20/29 .................... 1,151 1,400,989
Series 2022-1, Class D, (Sterling Overnight
Index Average + 2.70%), 6.88%,
01/20/29 .................... 601 721,682
Dryden 30 Senior Loan Fund, Series 2013-30A,
Class AR, (3-mo. LIBOR USD at 0.82%
Floor + 0.82%), 5.68%, 11/15/28
(a)(b)
.... USD 1,233 1,222,594
Dryden 36 Senior Loan Fund, Series 2014-36A,
Class AR3, (3-mo. LIBOR USD at 1.02%
Floor + 1.02%), 5.81%, 04/15/29
(a)(b)
.... 2,468 2,456,308
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (3-mo. LIBOR USD at 1.04%
Floor + 1.04%), 5.85%, 04/20/34
(a)(b)
.... 5,750 5,627,389
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (3-mo. LIBOR USD at 1.70%
Floor + 1.70%), 6.49%, 10/15/30
(a)(b)
.... 3,150 3,056,167
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class BR, (3-mo. LIBOR USD at 1.60%
Floor + 1.60%), 6.39%, 07/18/30
(a)(b)
.... 3,250 3,152,513
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. LIBOR USD at 1.60% Floor +
1.60%), 6.39%, 07/18/30
(a)(b)
......... 500 486,383
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (3-mo. LIBOR USD at 1.12% Floor +
1.12%), 6.04%, 05/20/34
(a)(b)
......... 1,000 976,231
Dryden 83 CLO Ltd., Series 2020-83A, Class
A, (3-mo. LIBOR USD at 1.22% Floor +
1.22%), 6.01%, 01/18/32
(a)(b)
......... 450 443,836
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (3-mo. LIBOR USD at 1.10% Floor +
1.10%), 6.02%, 05/20/34
(a)(b)
......... 750 731,677
Dryden XXVI Senior Loan Fund, Series
2013-26A, Class AR, (3-mo. LIBOR USD +
0.90%), 5.69%, 04/15/29
(a)(b)
......... 12,083 11,958,419
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(b)
..................... 3,744 3,520,219
EDvestinU Private Education Loan Issue No.
3 LLC, Series 2021-A, Class B, 3.50%,
11/25/50
(b)
..................... 640 512,123
ELFI Graduate Loan Program LLC, Series
2022-A, Class A, 4.51%, 08/26/47
(b)
.... 8,758 8,393,448
Elmwood CLO II Ltd., Series 2019-2A, Class
BR, (3-mo. LIBOR USD at 1.65% Floor +
1.65%), 6.46%, 04/20/34
(a)(b)
......... 4,200 4,071,878
Enterprise Fleet Financing LLC, Series 2022-1,
Class A2, 3.03%, 01/20/28
(b)
......... 17,394 16,958,122
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(b)
... CAD 9,610 6,935,167
FCT Autonoria, Series 2019-1, Class E, (1-mo.
EURIBOR + 2.70%), 5.60%, 09/25/35
(a)(d)
. EUR 107 112,942
FCT Noria, Series 2021-1, Class D, (1-mo.
EURIBOR + 1.50%), 4.40%, 10/25/49
(a)(d)
. 644 676,225
FCT Pixel, Series 2021-1, Class D, (3-mo.
EURIBOR + 1.75%), 4.44%, 02/25/38
(a)(d)
. 263 273,557
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (3-mo. LIBOR USD at 1.11% Floor +
1.11%), 5.91%, 07/19/34
(a)(b)
......... USD 8,500 8,310,395
FNA VI LLC, Series 2021-1A, Class A, 1.35%,
01/10/32
(b)
..................... 332 302,562

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ford Credit Auto Owner Trust
Series 2023-1, Class A, 4.85%, 08/15/35
(b)
USD 17,585 $ 17,626,383
Series 2023-A, Class A3, 4.65%, 02/15/28 2,656 2,655,723
Foundation Finance Trust, Series 2021-2A,
Class A, 2.19%, 01/15/42
(b)
.......... 1,577 1,450,711
FS Rialto, Series 2021-FL2, Class A, (1-mo.
LIBOR USD at 1.22% Floor + 1.22%),
5.95%, 05/16/38
(a)(b)
............... 6,690 6,539,475
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR 30 Day
Average at 1.90% Floor + 1.90%), 6.46%,
01/19/39 .................... 6,365 6,238,135
Series 2022-FL6, Class A, (1-mo. CME Term
SOFR at 2.58% Floor + 2.58%), 7.27%,
08/17/37 .................... 5,450 5,466,082
FT Santander Consumer Spain Auto
(d)
Series 2020-1, Class B, (3-mo. EURIBOR +
0.95%), 3.70%, 03/21/33
(a)
........ EUR 429 452,591
Series 2020-1, Class C, (3-mo. EURIBOR +
1.95%), 4.70%, 03/21/33
(a)
........ 129 134,108
Series 2020-1, Class D, 3.50%, 03/21/33 . 215 211,839
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
A, (3-mo. LIBOR USD + 1.12%), 5.91%,
01/15/31
(a)(b)
.................... USD 3,500 3,455,463
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (3-mo. LIBOR USD at 1.02% Floor
+ 1.02%), 5.89%, 05/16/31
(a)(b)
........ 10,500 10,338,303
GM Financial Consumer Automobile
Receivables Trust, Series 2022-3, Class A3,
3.64%, 04/16/27 ................. 13,597 13,324,959
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class AR, (3-mo. LIBOR USD at
1.12% Floor + 1.12%), 5.93%, 07/20/31
(a)(b)
5,275 5,217,352
GoldenTree Loan Opportunities XI Ltd., Series
2015-11A, Class AR2, (3-mo. LIBOR USD at
1.07% Floor + 1.07%), 5.86%, 01/18/31
(a)(b)
3,065 3,034,809
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 5.94%,
10/20/34
(a)(b)
.................... 655 639,046
Goldman Home Improvement Trust Issuer
Trust, Series 2022-GRN2, Class A, 6.80%,
10/25/52
(b)
..................... 4,304 4,296,129
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-4GS, Class A, 1.93%, 07/20/48 3,273 2,524,787
Series 2021-5CS, Class A, 2.31%, 10/20/48 2,602 2,059,708
Series 2022-1GS, Class A, 2.70%, 01/20/49 2,566 2,103,785
Series 2022-2CS, Class A, 4.00%, 04/20/49 1,367 1,224,818
Series 2022-3CS, Class A, 4.95%, 07/20/49 5,766 5,494,180
GPMT Ltd., Series 2021-FL4, Class A, (1-mo.
LIBOR USD at 1.35% Floor + 1.35%),
6.10%, 12/15/36
(a)(b)
............... 9,045 8,847,558
Gracie Point International Funding, Series
2022-2A, Class A, (SOFR 30 Day Average +
2.75%), 7.27%, 07/01/24
(a)(b)
......... 11,000 11,003,260
Hipgnosis Music Assets LP, Series 2022-1,
Class A, 5.00%, 05/16/62
(b)
.......... 3,063 2,872,848
Hyundai Auto Receivables Trust, Series 2022-
B, Class A3, 3.72%, 11/16/26 ......... 8,353 8,208,282
Jamestown CLO XII Ltd., Series 2019-1A,
Class A2, (3-mo. LIBOR USD at 2.15%
Floor + 2.15%), 6.96%, 04/20/32
(a)(b)
.... 1,000 973,988
LCM XXIII Ltd., Series 23A, Class A2R, (3-mo.
LIBOR USD at 1.65% Floor + 1.65%),
6.46%, 10/20/29
(a)(b)
............... 485 469,552
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
LendingPoint Pass-Through Trust, Series 2022-
ST1, Class A, 2.50%, 03/15/28
(b)
...... USD 319 $ 305,270
Lendmark Funding Trust, Series 2019-2A,
Class A, 2.78%, 04/20/28
(b)
.......... 3,453 3,394,064
Litigation Systems, Inc.,   4.00%, 10/30/27
(e)
. 2,579 2,485,946
LoanCore Issuer Ltd.
(a)(b)
Series 2021-CRE5, Class A, (1-mo. LIBOR
USD at 1.30% Floor + 1.30%), 5.98%,
07/15/36 .................... 5,310 5,232,693
Series 2021-CRE6, Class A, (1-mo. LIBOR
USD at 1.30% Floor + 1.30%), 5.98%,
11/15/38 .................... 7,230 7,067,481
Loanpal Solar Loan Ltd.
(b)
Series 2020-2GF, Class A, 2.75%, 07/20/47 1,855 1,528,429
Series 2021-1GS, Class A, 2.29%, 01/20/48 2,887 2,278,157
Series 2021-2GS, Class A, 2.22%, 03/20/48 5,714 4,485,553
Logan CLO I Ltd., Series 2021-1A, Class A, (3-
mo. LIBOR USD at 1.16% Floor + 1.16%),
5.97%, 07/20/34
(a)(b)
............... 1,755 1,713,929
Long Point Park CLO Ltd., Series 2017-1A,
Class A2, (3-mo. LIBOR USD at 1.38%
Floor + 1.38%), 6.17%, 01/17/30
(a)(b)
.... 1,140 1,095,884
Longfellow Place CLO Ltd., Series 2013-1A,
Class BR3, (3-mo. LIBOR USD at 1.75%
Floor + 1.75%), 6.54%, 04/15/29
(a)(b)
.... 5,000 4,962,535
Madison Park Funding LXII Ltd., Series 2022-
62A, Class A1, (3-mo. CME Term SOFR at
2.25% Floor + 2.25%), 6.91%, 07/17/33
(a)(b)
13,160 13,165,664
Madison Park Funding XIX Ltd.
(a)(b)
Series 2015-19A, Class A1R2, (3-mo.
LIBOR USD at 0.92% Floor + 0.92%),
5.74%, 01/22/28 ............... 6,390 6,342,468
Series 2015-19A, Class A2R2, (3-mo.
LIBOR USD at 1.50% Floor + 1.50%),
6.32%, 01/22/28 ............... 15,900 15,601,940
Madison Park Funding XLI Ltd., Series 12A,
Class AR, (3-mo. LIBOR USD + 0.83%),
5.65%, 04/22/27
(a)(b)
............... 5,716 5,674,974
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (3-mo. LIBOR USD at
1.65% Floor + 1.65%), 6.47%, 04/25/29
(a)(b)
5,550 5,422,347
Madison Park Funding XXVII Ltd., Series
2018-27A, Class A1A, (3-mo. LIBOR USD +
1.03%), 5.84%, 04/20/30
(a)(b)
......... 1,400 1,386,490
Madison Park Funding XXVIII Ltd., Series
2018-28A, Class B, (3-mo. LIBOR USD at
1.60% Floor + 1.60%), 6.39%, 07/15/30
(a)(b)
1,000 970,123
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (3-mo. LIBOR USD at
1.07% Floor + 1.07%), 5.86%, 07/15/33
(a)(b)
2,900 2,852,748
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. LIBOR USD at
1.12% Floor + 1.12%), 5.91%, 07/17/34
(a)(b)
3,000 2,927,356
Mariner Finance Issuance Trust
(b)
Series 2019-AA, Class A, 2.96%, 07/20/32 2,313 2,286,815
Series 2020-AA, Class A, 2.19%, 08/21/34 3,020 2,890,218
Series 2022-AA, Class A, 6.45%, 10/20/37 1,250 1,262,564
Mill City Solar Loan Ltd., Series 2019-2GS,
Class A, 3.69%, 07/20/43
(b)
.......... 8,533 7,775,034
Mosaic Solar Loan Trust
(b)
Series 2019-2A, Class A, 2.88%, 09/20/40 221 196,828
Series 2020-2A, Class B, 2.21%, 08/20/46 1,016 869,547
Series 2021-1A, Class B, 2.05%, 12/20/46 625 505,310
Series 2022-1A, Class B, 3.16%, 01/20/53 4,484 3,753,913
Series 2022-2A, Class A, 4.38%, 01/21/53 2,603 2,476,372

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
80
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-3A, Class A, 6.10%, 06/20/53 USD 3,108 $ 3,224,421
Navient Private Education Loan Trust, Series
2020-A, Class A2B, (1-mo. LIBOR USD +
0.90%), 5.58%, 11/15/68
(a)(b)
......... 1,064 1,041,507
Navient Private Education Refi Loan Trust
(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68 1,849 1,762,204
Series 2019-EA, Class A2B, (1-mo. LIBOR
USD + 0.92%), 5.60%, 05/15/68
(a)
... 6,770 6,658,580
Series 2019-GA, Class A, 2.40%, 10/15/68 720 670,190
Series 2020-IA, Class A1B, (1-mo. LIBOR
USD at 1.00% Floor + 1.00%), 5.68%,
04/15/69
(a)
................... 10,524 10,294,366
Series 2021-A, Class A, 0.84%, 05/15/69 . 1,146 1,001,958
Series 2021-DA, Class A, (US Prime Rate -
1.99%), 5.76%, 04/15/60
(a)
........ 8,811 8,087,726
Series 2021-FA, Class A, 1.11%, 02/18/70 13,104 11,051,779
Navient Student Loan Trust, Series 2018-EA,
Class A2, 4.00%, 12/15/59
(b)
......... 731 709,299
Nelnet Student Loan Trust
(b)
Series 2021-A, Class APT2, 1.36%,
04/20/62 .................... 14,240 12,771,487
Series 2021-A, Class D, 4.93%, 04/20/62 1,150 978,540
Series 2021-BA, Class AFL, (1-mo. LIBOR
USD + 0.78%), 5.54%, 04/20/62
(a)
... 9,289 9,080,915
Series 2021-BA, Class AFX, 1.42%,
04/20/62 .................... 7,535 6,774,455
Series 2021-CA, Class AFL, (1-mo. LIBOR
USD + 0.74%), 5.50%, 04/20/62
(a)
... 10,054 9,805,014
Neuberger Berman CLO XV, Series 2013-15A,
Class A1R2, (3-mo. LIBOR USD at 0.92%
Floor + 0.92%), 5.71%, 10/15/29
(a)(b)
.... 5,036 4,977,857
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 5.89%,
07/16/35
(a)(b)
.................... 4,000 3,901,267
Newday Funding Master Issuer plc
(a)(d)
Series 2021-1X, Class B, (Sterling Overnight
Index Average + 1.55%), 5.73%,
03/15/29 .................... GBP 775 949,094
Series 2021-3X, Class B, (Sterling Overnight
Index Average + 1.35%), 5.53%,
11/15/29 .................... 677 819,932
OCP CLO Ltd.
(a)(b)
Series 2014-7A, Class A1RR, (3-mo. LIBOR
USD + 1.12%), 5.93%, 07/20/29 .... USD 2,592 2,567,434
Series 2017-13A, Class A1AR, (3-mo.
LIBOR USD at 0.96% Floor + 0.96%),
5.75%, 07/15/30 ............... 4,000 3,940,222
Octagon 66 Ltd., Series 2022-1A, Class A,
(3-mo. CME Term SOFR at 1.94% Floor +
1.94%), 6.71%, 08/16/33
(a)(b)
......... 13,325 13,277,823
Octagon Investment Partners 30 Ltd., Series
2017-1A, Class BR, (3-mo. LIBOR USD +
1.95%), 6.76%, 03/17/30
(a)(b)
......... 4,200 3,977,143
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (3-mo. LIBOR USD +
1.19%), 6.00%, 01/20/31
(a)(b)
......... 2,400 2,374,343
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class A1A, (3-mo. LIBOR USD at
1.06% Floor + 1.06%), 5.87%, 01/20/31
(a)(b)
1,000 988,597
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (3-mo. LIBOR USD +
1.35%), 6.15%, 07/19/30
(a)(b)
......... 1,750 1,728,354
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A2R2, (3-mo. LIBOR USD +
1.10%), 5.92%, 01/25/31
(a)(b)
......... USD 1,750 $ 1,691,742
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. LIBOR USD at 1.14%
Floor + 1.14%), 5.95%, 07/02/35
(a)(b)
.... 850 830,754
Oportun Funding LLC, Series 2022-1, Class A,
3.25%, 06/15/29
(b)
................ 1,902 1,866,521
Oportun Issuance Trust
(b)
Series 2021-C, Class A, 2.18%, 10/08/31 5,450 4,907,107
Series 2022-2, Class A, 5.94%, 10/09/29 . 1,673 1,664,505
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (3-mo. LIBOR
USD at 1.00% Floor + 1.00%), 5.80%,
10/17/31 .................... 3,300 3,258,788
Series 2014-1A, Class A1R2, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 5.92%,
01/17/31 .................... 15,000 14,885,334
Park Avenue Institutional Advisers CLO Ltd.,
Series 2018-1A, Class A1BR, (3-mo. LIBOR
USD at 1.25% Floor + 1.25%), 6.06%,
10/20/31
(a)(b)
.................... 10,000 9,729,918
PCL Funding V plc, Series 2021-1, Class C,
(Sterling Overnight Index Average + 1.70%),
5.88%, 10/15/25
(a)(d)
............... GBP 116 140,202
PCL Funding VI plc, Series 2022-1, Class B,
(Sterling Overnight Index Average + 3.10%),
7.28%, 07/15/26
(a)(d)
............... 1,400 1,693,316
PFS Financing Corp.
(b)
Series 2020-G, Class A, 0.97%, 02/15/26 USD 6,800 6,538,384
Series 2021-A, Class A, 0.71%, 04/15/26 . 4,740 4,512,450
Series 2023-A, Class A, 5.80%, 03/15/28 . 14,796 15,039,600
Pikes Peak CLO 11, Series 2022-11A, Class
A1, (3-mo. CME Term SOFR at 1.95% Floor
+ 1.95%), 6.61%, 07/25/34
(a)(b)
........ 7,000 6,996,964
Prodigy Finance DAC, Series 2021-1A, Class
A, (1-mo. LIBOR USD + 1.25%), 6.10%,
07/25/51
(a)(b)
.................... 1,801 1,756,115
Progress Residential Trust, Series 2021-
SFR10, Class A, 2.39%, 12/17/40
(b)
.... 3,567 3,074,342
Rad CLO 15 Ltd., Series 2021-15A, Class
A, (3-mo. LIBOR USD at 1.09% Floor +
1.09%), 5.90%, 01/20/34
(a)(b)
......... 2,650 2,586,624
Recette CLO Ltd., Series 2015-1A, Class
ARR, (3-mo. LIBOR USD at 1.08% Floor +
1.08%), 5.89%, 04/20/34
(a)(b)
......... 10,000 9,748,617
Red & Black Auto Germany 8 UG, Series 8,
Class C, (1-mo. EURIBOR + 0.95%), 3.60%,
09/15/30
(a)(d)
.................... EUR 373 397,498
Red & Black Auto Italy Srl, Series 1, Class
D, (1-mo. EURIBOR + 2.85%), 5.78%,
12/28/31
(a)(d)
.................... 599 620,138
Regional Management Issuance Trust
(b)
Series 2020-1, Class A, 2.34%, 10/15/30 . USD 2,430 2,327,704
Series 2021-2, Class A, 1.90%, 08/15/33 . 5,706 4,913,070
Series 2022-2B, Class A, 7.10%, 11/17/32 1,450 1,471,195
RMIT Cash Management LLC, Series 2021-
3,  3.88%, 10/17/33
(b)(e)
............. 4,470 3,883,536
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class A, (3-mo. LIBOR
USD at 1.19% Floor + 1.19%), 6.00%,
10/20/30 .................... 2,400 2,373,775
Series 2021-1A, Class A1, (3-mo. LIBOR
USD at 1.17% Floor + 1.17%), 5.98%,
07/20/34 .................... 10,750 10,484,025

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
LIBOR USD at 1.15% Floor + 1.15%),
5.94%, 07/15/35
(a)(b)
............... USD 5,500 $ 5,365,505
Santander Drive Auto Receivables Trust, Series
2020-2, Class C, 1.46%, 09/15/25 ..... 76 75,522
Satus plc
(a)(d)
Series 2021-1, Class D, (Sterling Overnight
Index Average + 1.90%), 6.08%,
08/17/28 .................... GBP 200 241,874
Series 2021-1, Class E, (Sterling Overnight
Index Average + 3.20%), 7.38%,
08/17/28 .................... 167 199,809
SC Germany SA Compartment Consumer
(a)(d)
Series 2020-1, Class C, (1-mo. EURIBOR +
1.75%), 4.38%, 11/14/34 .......... EUR 1,914 2,058,634
Series 2020-1, Class D, (1-mo. EURIBOR +
2.50%), 5.13%, 11/14/34 .......... 785 833,895
Service Experts Issuer LLC, Series 2021-1A,
Class A, 2.67%, 02/02/32
(b)
.......... USD 1,609 1,477,764
Sesac Finance LLC
(b)
Series 2019-1, Class A2, 5.22%, 07/25/49 2,953 2,774,731
Series 2022-1, Class A2, 5.50%, 07/25/52 216 202,295
Shackleton CLO Ltd., Series 2015-7RA, Class
AR, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 5.94%, 07/15/31
(a)(b)
......... 4,550 4,482,827
Signal Peak CLO 12 Ltd., Series 2022-12A,
Class A1, (3-mo. CME Term SOFR at 1.54%
Floor + 1.54%), 6.17%, 07/18/34
(a)(b)
.... 7,250 7,102,766
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
B, (3-mo. LIBOR USD at 1.65% Floor +
1.65%), 6.46%, 04/20/33
(a)(b)
......... 2,500 2,406,372
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (3-mo. LIBOR USD at 1.24% Floor +
1.24%), 6.05%, 07/20/30
(a)(b)
......... 3,618 3,592,547
SLM Private Credit Student Loan Trust
(a)
Series 2004-A, Class A3, (3-mo. LIBOR
USD at 0.40% Floor + 0.40%), 5.27%,
06/15/33 .................... 615 594,980
Series 2004-B, Class A3, (3-mo. LIBOR
USD at 0.33% Floor + 0.33%), 5.20%,
03/15/24 .................... 161 160,981
Series 2005-A, Class A4, (3-mo. LIBOR
USD at 0.31% Floor + 0.31%), 5.18%,
12/15/38 .................... 5,712 5,434,508
Series 2005-B, Class A4, (3-mo. LIBOR
USD at 0.33% Floor + 0.33%), 5.20%,
06/15/39 .................... 5,023 4,748,474
Series 2007-A, Class A4A, (3-mo. LIBOR
USD at 0.24% Floor + 0.24%), 5.11%,
12/16/41 .................... 3,327 3,155,072
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. LIBOR USD at
4.75% Floor + 4.75%), 9.43%, 10/15/41
(a)(b)
15,223 16,541,644
SLM Student Loan Trust, Series 2013-4, Class
A, (1-mo. LIBOR USD at 0.55% Floor +
0.55%), 5.40%, 06/25/43
(a)
.......... 3,719 3,603,414
SMB Private Education Loan Trust
(b)
Series 2018-B, Class A2B, (1-mo. LIBOR
USD + 0.72%), 5.40%, 01/15/37
(a)
... 4,969 4,881,288
Series 2020-A, Class A2B, (1-mo. LIBOR
USD + 0.83%), 5.51%, 09/15/37
(a)
... 913 886,432
Series 2021-A, Class APL, (1-mo. LIBOR
USD + 0.73%), 5.41%, 01/15/53
(a)
... 12,405 12,010,852
Series 2021-A, Class B, 2.31%, 01/15/53 3,930 3,524,930
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-C, Class APT1, 1.39%,
01/15/53 .................... USD 5,513 $ 4,849,958
Series 2021-C, Class D, 3.93%, 01/15/53 400 366,691
Series 2022-C, Class A1A, 4.48%, 05/16/50 9,140 8,851,803
Series 2022-C, Class A1B, (SOFR 30 Day
Average at 1.85% Floor + 1.85%), 6.41%,
05/16/50
(a)
................... 5,828 5,802,533
Series 2023-A, Class A1B, (SOFR 30 Day
Average at 1.50% Floor + 1.50%), 6.06%,
01/15/53
(a)
................... 5,226 5,146,350
SoFi Professional Loan Program LLC
(b)
Series 2016-D, Class A2B, 2.34%, 04/25/33 217 213,632
Series 2018-A, Class A2B, 2.95%, 02/25/42 1,722 1,665,298
Series 2019-A, Class A2FX, 3.69%,
06/15/48 .................... 2,090 2,007,700
SoFi Professional Loan Program Trust
(b)
Series 2018-C, Class A2FX, 3.59%,
01/25/48 .................... 1,418 1,369,108
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... 7,755 7,230,696
Series 2021-A, Class AFX, 1.03%, 08/17/43 2,637 2,214,517
Sound Point CLO XV Ltd., Series 2017-1A,
Class CR, (3-mo. LIBOR USD at 2.05%
Floor + 2.05%), 6.87%, 01/23/29
(a)(b)
.... 1,500 1,447,373
Soundview Home Loan Trust, Series 2003-2,
Class A2, (1-mo. LIBOR USD at 1.30%
Floor + 1.30%), 6.15%, 11/25/33
(a)
..... 124 121,158
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (3-mo. LIBOR USD at 1.06%
Floor + 1.06%), 5.87%, 07/20/32
(a)(b)
.... 5,650 5,553,797
SpringCastle America Funding LLC, Series
2020-AA, Class A, 1.97%, 09/25/37
(b)
... 4,851 4,413,956
Stratus CLO Ltd., Series 2022-2A, Class B,
(3-mo. CME Term SOFR at 2.70% Floor +
2.70%), 7.34%, 07/20/30
(a)(b)
......... 3,040 2,992,108
TAGUS - Sociedade de Titularizacao de
Creditos SA, Series 2, Class D, (1-mo.
EURIBOR + 2.85%), 5.67%, 09/23/38
(a)(d)
. EUR 780 823,117
Trestles CLO V Ltd., Series 2021-5A, Class
A1, (3-mo. LIBOR USD at 1.17% Floor +
1.17%), 5.98%, 10/20/34
(a)(b)
......... USD 9,500 9,262,628
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. LIBOR USD at 1.40% Floor +
1.40%), 6.19%, 10/18/31
(a)(b)
......... 1,250 1,213,461
Turbo Finance plc, Series 9, Class B, (Sterling
Overnight Index Average + 1.65%), 5.83%,
08/20/28
(a)(d)
.................... GBP 1,590 1,955,967
Unique Pub Finance Co. plc (The), Series
M,  7.39%, 03/28/24
(c)(d)
............. 2,181 2,661,625
Upstart Pass-Through Trust
(b)
Series 2021-ST7, Class A, 1.85%, 09/20/29 USD 2,155 2,079,007
Series 2021-ST9, Class A, 1.70%, 11/20/29 1,894 1,801,612
Verizon Owner Trust, Series 2020-A, Class
A1A, 1.85%, 07/22/24 ............. 297 296,860
Volkswagen Auto Loan Enhanced Trust, Series
2021-1, Class A3, 1.02%, 06/22/26 ..... 25,048 23,946,186
Voya CLO Ltd.
(a)(b)
Series 2017-1A, Class A1R, (3-mo. LIBOR
USD + 0.95%), 5.74%, 04/17/30 .... 1,962 1,935,844
Series 2018-4A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.44%,
01/15/32 .................... 750 736,070

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
82
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Wind River CLO Ltd., Series 2013-1A, Class
A1RR, (3-mo. LIBOR USD at 0.98% Floor +
0.98%), 5.79%, 07/20/30
(a)(b)
......... USD 2,469 $ 2,446,103
Total Asset-Backed Securities — 18.6%
(Cost: $1,140,921,493) ........................... 1,104,147,593
Corporate Bonds
Aerospace & Defense — 0.5%
Boeing Co. (The), 2.20%, 02/04/26 ...... 4,734 4,392,384
Bombardier, Inc.
(b)
7.13%, 06/15/26 ................. 702 704,527
7.88%, 04/15/27 ................. 407 412,018
6.00%, 02/15/28 ................. 392 381,712
7.50%, 02/01/29 ................. 185 188,989
BWX Technologies, Inc.
(b)
4.13%, 06/30/28 ................. 174 156,671
4.13%, 04/15/29 ................. 172 152,528
L3Harris Technologies, Inc., 3.85%, 06/15/23 795 791,873
Lockheed Martin Corp., 5.10%, 11/15/27 ... 3,264 3,389,686
Northrop Grumman Corp.
2.93%, 01/15/25 ................. 316 305,975
3.25%, 01/15/28 ................. 1,828 1,736,900
Raytheon Technologies Corp., 3.13%, 05/04/27 11,214 10,641,063
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 800 796,960
Spirit AeroSystems, Inc.
(b)
7.50%, 04/15/25 ................. 34 34,000
9.38%, 11/30/29 ................. 260 283,725
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 906 922,987
6.25%, 03/15/26
(b)
................ 1,508 1,509,372
6.38%, 06/15/26 ................. 65 63,538
7.50%, 03/15/27 ................. 117 116,708
6.75%, 08/15/28
(b)
................ 988 997,880
27,979,496
Automobile Components — 0.2%
Aptiv plc, 2.40%, 02/18/25 ........... 4,992 4,755,154
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 1,375 1,389,644
6.25%, 05/15/26 ................. 134 133,665
Conti-Gummi Finance BV, 1.13%, 09/25/24
(d)
EUR 2,240 2,340,490
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... USD 123 126,394
Icahn Enterprises LP
4.75%, 09/15/24 ................. 181 176,549
6.25%, 05/15/26 ................. 295 290,302
5.25%, 05/15/27 ................. 82 76,941
4.38%, 02/01/29 ................. 51 43,860
ZF Finance GmbH, 3.00%, 09/21/25
(d)
.... EUR 2,700 2,780,747
12,113,746
Automobiles — 0.8%
BMW Finance NV, 0.00%, 04/14/23
(d)
..... 6,120 6,630,768
General Motors Co., 6.13%, 10/01/25 .... USD 296 301,589
Hyundai Capital America, 1.65%, 09/17/26
(b)
8,370 7,409,017
Mercedes-Benz International Finance BV,
0.25%, 11/06/23
(d)
............... EUR 1,970 2,098,094
Nissan Motor Acceptance Co. LLC, 1.85%,
09/16/26
(b)
.................... USD 7,333 6,346,565
Nissan Motor Co. Ltd.
3.04%, 09/15/23
(b)
................ 12,483 12,296,288
2.65%, 03/17/26
(d)
................ EUR 2,440 2,485,753
4.35%, 09/17/27
(b)
................ USD 6,200 5,849,417
Stellantis NV, 3.38%, 07/07/23
(d)
........ EUR 3,250 3,524,449
46,941,940
Security
Par (000)
Par (000) Value
Banks — 6.0%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/08/25 ................ USD 5,095 $ 5,135,885
Banco de Sabadell SA
(d)
0.88%, 07/22/25 ................. EUR 1,500 1,506,559
(1-Year EUR Swap Annual + 0.97%),
0.63%, 11/07/25
(a)
.............. 1,900 1,938,153
(1-Year EUR Swap Annual + 1.55%),
1.13%, 03/11/27
(a)
.............. 700 684,971
Bank of America Corp.
(a)
(1-Day SOFR + 0.41%), 0.52%, 06/14/24 USD 1,125 1,113,668
(1-Day SOFR + 0.67%), 1.84%, 02/04/25 15,810 15,338,692
(1-Day SOFR + 0.91%), 0.98%, 09/25/25 11,863 11,069,241
(1-Day SOFR + 0.65%), 1.53%, 12/06/25 8,592 8,032,923
(1-Day SOFR + 1.15%), 1.32%, 06/19/26 9,487 8,672,157
(1-Day SOFR + 1.01%), 1.20%, 10/24/26 5,940 5,334,613
(1-Day SOFR + 1.29%), 5.08%, 01/20/27 397 395,769
Series N, (1-Day SOFR + 0.91%), 1.66%,
03/11/27 .................... 4,836 4,378,386
(1-Day SOFR + 0.96%), 1.73%, 07/22/27 8,325 7,465,114
(3-mo. LIBOR USD + 1.58%), 3.82%,
01/20/28 .................... 1,285 1,227,694
(1-Day SOFR + 1.58%), 4.38%, 04/27/28 2,100 2,030,651
(1-Day SOFR + 1.99%), 6.20%, 11/10/28 2,080 2,174,394
Bank of Montreal, 5.20%, 12/12/24 ...... 371 371,466
Bank of Nova Scotia (The), 5.25%, 12/06/24 7,445 7,462,121
Banque Federative du Credit Mutuel SA
(d)
2.63%, 03/18/24 ................. EUR 500 536,552
0.75%, 06/08/26 ................. 1,700 1,676,958
Barclays plc
(a)
(3-mo. LIBOR USD + 1.61%), 3.93%,
05/07/25 .................... USD 4,328 4,210,407
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 2.28%,
11/24/27 .................... 365 320,560
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 5.50%,
08/09/28 .................... 8,960 8,834,782
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.39%,
11/02/28 .................... 3,108 3,294,304
(3-mo. LIBOR USD + 1.90%), 4.97%,
05/16/29 .................... 331 319,263
BNP Paribas SA, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.45%), 5.13%, 01/13/29
(a)(b)
......... 1,994 1,998,084
BPCE SA
0.63%, 04/28/25
(d)
................ EUR 1,700 1,729,805
(1-Day SOFR + 1.09%), 2.05%, 10/19/27
(a)
(b)
......................... USD 4,581 4,012,283
3.25%, 01/11/28
(b)
................ 469 425,842
Citigroup, Inc.
(a)
(1-Day SOFR + 0.67%), 0.98%, 05/01/25 13,490 12,815,657
(1-Day SOFR + 1.55%), 5.61%, 09/29/26 985 992,341
(1-Day SOFR + 0.77%), 1.46%, 06/09/27 31,455 27,928,034
Commerzbank AG, (3-mo. EURIBOR + 1.30%),
0.75%, 03/24/26
(a)(d)
.............. EUR 800 797,635
HSBC Holdings plc
(a)
(1-Day SOFR + 1.10%), 2.25%, 11/22/27 USD 1,378 1,221,980
(3-mo. LIBOR USD + 1.55%), 4.04%,
03/13/28 .................... 1,593 1,493,803
(1-Day SOFR + 2.11%), 4.76%, 06/09/28 800 774,803
(1-Day SOFR + 2.61%), 5.21%, 08/11/28 507 501,831
(1-Day SOFR + 3.35%), 7.39%, 11/03/28 2,175 2,314,925
(3-mo. LIBOR USD + 1.53%), 4.58%,
06/19/29 .................... 1,400 1,328,651
HSBC USA, Inc., 5.63%, 03/17/25 ...... 22,300 22,341,934

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Banks (continued)
ING Groep NV
1.00%, 09/20/23
(d)
................ EUR 4,500 $ 4,825,494
(3-mo. EURIBOR + 0.60%), 0.10%,
09/03/25
(a)(d)
.................. 1,700 1,738,665
(1-Day SOFR + 1.01%), 1.73%, 04/01/27
(a)
USD 3,415 3,033,715
JPMorgan Chase & Co.
1.50%, 01/27/25
(d)
................ EUR 1,855 1,941,055
(1-Day SOFR + 0.54%), 0.82%, 06/01/25
(a)
USD 12,000 11,371,329
(1-Day SOFR + 0.61%), 1.56%, 12/10/25
(a)
686 643,323
(3-mo. CME Term SOFR + 1.59%), 2.01%,
03/13/26
(a)
................... 5,383 5,073,204
(1-Day SOFR + 1.85%), 2.08%, 04/22/26
(a)
377 352,771
(1-Day SOFR + 0.80%), 1.05%, 11/19/26
(a)
13,528 12,071,957
(1-Day SOFR + 0.89%), 1.58%, 04/22/27
(a)
8,215 7,380,967
(3-mo. LIBOR USD + 1.34%), 3.78%,
02/01/28
(a)
................... 2,372 2,267,997
(1-Day SOFR + 1.99%), 4.85%, 07/25/28
(a)
12,860 12,836,975
(3-mo. LIBOR USD + 0.95%), 3.51%,
01/23/29
(a)
................... 4,255 3,981,210
Lloyds Banking Group plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.70%), 5.87%, 03/06/29
(a)
.......... 9,130 9,205,195
Mitsubishi UFJ Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 4.79%,
07/18/25 .................... 8,120 8,040,153
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 5.72%,
02/20/26 .................... 7,500 7,519,284
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 4.08%,
04/19/28 .................... 3,950 3,781,632
Mizuho Financial Group, Inc.
0.52%, 06/10/24
(d)
................ EUR 4,565 4,757,594
3.66%, 02/28/27 ................. USD 748 713,999
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.67%), 1.23%,
05/22/27
(a)
................... 1,210 1,064,763
National Australia Bank Ltd., 4.94%, 01/12/28 1,275 1,290,925
NatWest Group plc
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.15%), 2.36%,
05/22/24 .................... 9,520 9,470,141
(3-mo. LIBOR USD + 1.76%), 4.27%,
03/22/25 .................... 622 610,390
NatWest Markets plc, 1.60%, 09/29/26
(b)
... 4,165 3,635,173
Nordea Bank Abp, 1.50%, 09/30/26
(b)
..... 338 296,788
PSA Banque France SA, 0.00%, 01/22/25
(d)
. EUR 2,100 2,129,552
Royal Bank of Canada, 6.00%, 11/01/27 ... USD 8,000 8,345,054
Santander Holdings USA, Inc., 3.50%, 06/07/24 3,000 2,911,515
Standard Chartered plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
0.78%), 0.99%, 01/12/25
(a)(b)
......... 1,509 1,449,776
Sumitomo Mitsui Financial Group, Inc., 5.46%,
01/13/26 ..................... 8,358 8,438,355
Svenska Handelsbanken AB, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.63%), 1.42%, 06/11/27
(a)(b)
.. 424 376,094
Swedbank AB, 5.34%, 09/20/27
(b)
....... 300 300,068
Toronto-Dominion Bank (The)
0.38%, 04/25/24
(d)
................ EUR 2,625 2,747,982
5.16%, 01/10/28 ................. USD 10,689 10,801,551
Virgin Money UK plc, (1-Year EUR Swap
Annual + 0.85%), 0.38%, 05/27/24
(a)(d)
... EUR 2,350 2,529,461
Wells Fargo & Co.
(a)
(1-Day SOFR + 1.51%), 3.53%, 03/24/28 USD 14,092 13,295,662
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Day SOFR + 1.98%), 4.81%, 07/25/28 USD 525 $ 518,418
355,951,078
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 4.00%,
04/13/28 ..................... 12,742 12,596,964
Asahi Group Holdings Ltd.
(d)
0.01%, 04/19/24 ................. EUR 2,062 2,150,444
0.16%, 10/23/24 ................. 1,200 1,230,799
1.15%, 09/19/25 ................. 1,700 1,730,129
Pernod Ricard SA, 0.00%, 10/24/23
(d)
.... 3,600 3,829,083
21,537,419
Biotechnology — 0.8%
AbbVie, Inc.
1.50%, 11/15/23 ................. 5,760 6,171,270
1.25%, 06/01/24 ................. 1,305 1,378,292
2.95%, 11/21/26 ................. USD 7,306 6,951,570
Amgen, Inc.
2.60%, 08/19/26 ................. 622 585,735
2.20%, 02/21/27 ................. 621 572,161
5.15%, 03/02/28 ................. 22,540 23,013,817
Gilead Sciences, Inc.
3.65%, 03/01/26 ................. 6,862 6,717,066
1.20%, 10/01/27 ................. 2,137 1,866,659
47,256,570
Broadline Retail — 0.1%
Amazon.com, Inc., 1.65%, 05/12/28 ..... 3,455 3,063,290
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 101 76,734
Go Daddy Operating Co. LLC, 3.50%,
03/01/29
(b)
.................... 159 137,476
Match Group Holdings II LLC, 4.63%,
06/01/28
(b)
.................... 426 395,635
3,673,135
Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... 481 457,106
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 141 130,558
CRH Finland Services OYJ, 0.88%, 11/05/23
(d)
EUR 1,670 1,783,840
JELD-WEN, Inc.
(b)
6.25%, 05/15/25 ................. USD 129 128,678
4.63%, 12/15/25 ................. 10 9,275
Masonite International Corp., 5.38%, 02/01/28
(b)
23 21,965
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28
(b)
.................... 111 98,112
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
.................... 640 600,800
Standard Industries, Inc.
(b)
5.00%, 02/15/27 ................. 26 24,692
4.75%, 01/15/28 ................. 732 683,820
3,938,846
Capital Markets — 3.0%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 192 193,250
Charles Schwab Corp. (The)
3.20%, 03/02/27 ................. 605 558,191
3.30%, 04/01/27 ................. 18,018 16,646,418
Credit Suisse AG
Series FXD, 0.52%, 08/09/23 ........ 7,000 6,798,750
3.70%, 02/21/25 ................. 6,200 5,881,041
Deutsche Bank AG
(a)
(1-Day SOFR + 1.13%), 1.45%, 04/01/25 7,039 6,548,144
(3-mo. EURIBOR + 1.60%), 1.00%,
11/19/25
(d)
................... EUR 2,700 2,702,858

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
84
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-Day SOFR + 3.19%), 6.12%, 07/14/26 USD 5,184 $ 5,019,376
Goldman Sachs Group, Inc. (The)
(a)
(1-Day SOFR + 0.51%), 0.66%, 09/10/24 4,800 4,691,442
(1-Day SOFR + 0.80%), 1.43%, 03/09/27 7,500 6,710,997
(1-Day SOFR + 0.91%), 1.95%, 10/21/27 2,905 2,595,396
(1-Day SOFR + 1.11%), 2.64%, 02/24/28 12,845 11,716,355
(1-Day SOFR + 1.85%), 3.62%, 03/15/28 5,825 5,510,233
(1-Day SOFR + 1.73%), 4.48%, 08/23/28 3,995 3,907,317
Intercontinental Exchange, Inc., 4.00%,
09/15/27 ..................... 2,774 2,740,457
Morgan Stanley
(a)
(1-Day SOFR + 0.47%), 5.37%, 11/10/23 9,300 9,277,931
(1-Day SOFR + 0.46%), 5.37%, 01/25/24 20,515 20,451,814
(1-Day SOFR + 0.62%), 0.73%, 04/05/24 7,580 7,577,803
(1-Day SOFR + 0.53%), 0.79%, 05/30/25 1,395 1,320,465
(1-Day SOFR + 0.88%), 1.59%, 05/04/27 4,773 4,277,384
(1-Day SOFR + 0.86%), 1.51%, 07/20/27 1,059 941,105
(1-Day SOFR + 2.24%), 6.30%, 10/18/28 19,781 20,800,631
(1-Day SOFR + 1.73%), 5.12%, 02/01/29 6,102 6,150,475
Nomura Holdings, Inc.
2.65%, 01/16/25 ................. 1,430 1,354,687
1.85%, 07/16/25 ................. 459 420,057
5.71%, 01/09/26 ................. 622 623,718
OWL Rock Core Income Corp.
3.13%, 09/23/26 ................. 32 27,761
7.75%, 09/16/27
(b)
................ 241 237,418
State Street Corp., (1-Day SOFR + 0.60%),
4.86%, 01/26/26
(a)
............... 1,645 1,633,697
UBS Group AG
(a)
(1-Year EURIBOR ICE Swap Rate +
0.55%), 0.25%, 01/29/26
(d)
........ EUR 2,640 2,633,175
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.71%,
01/12/27
(b)
................... USD 2,344 2,322,626
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 1.36%,
01/30/27
(b)
................... 653 573,404
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.70%,
08/05/27
(b)
................... 10,130 9,693,666
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 1.49%,
08/10/27
(b)
................... 7,780 6,699,013
179,237,055
Chemicals — 0.3%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ..................... 422 392,547
Arkema SA, 0.13%, 10/14/26
(d)
......... EUR 800 776,573
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. USD 449 426,640
3.38%, 02/15/29 ................. 652 558,623
BASF SE, 0.10%, 06/05/23
(d)
.......... EUR 3,500 3,775,708
Covestro AG, 0.88%, 02/03/26
(d)
........ 1,430 1,449,615
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. USD 911 799,530
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 104 102,180
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 253 203,665
LYB International Finance III LLC, 1.25%,
10/01/25 ..................... 4,206 3,808,799
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. 105 103,590
Sherwin-Williams Co. (The), 4.25%, 08/08/25 1,809 1,788,773
WR Grace Holdings LLC, 4.88%, 06/15/27
(b)
639 615,939
14,802,182
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.1%
ADT Security Corp. (The), 4.13%, 06/15/23 . USD 15 $ 14,927
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. 888 853,372
4.63%, 06/01/28 ................. 1,115 938,817
APX Group, Inc., 6.75%, 02/15/27
(b)
...... 238 236,810
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 62 61,014
6.38%, 05/01/25 ................. 286 288,105
5.00%, 02/01/28 ................. 313 296,243
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 40 39,630
Clean Harbors, Inc., 4.88%, 07/15/27
(b)
.... 316 304,785
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 126 113,104
7.75%, 02/15/28 ................. 144 141,927
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 6 5,854
3.75%, 08/01/25 ................. 171 164,331
5.13%, 12/15/26 ................. 300 293,330
4.00%, 08/01/28 ................. 433 393,411
3.50%, 09/01/28 ................. 23 20,815
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 81 72,484
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 136 126,086
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. 81 80,089
5.75%, 04/15/26 ................. 43 42,677
3.38%, 08/31/27 ................. 221 198,071
6.25%, 01/15/28 ................. 185 172,975
4,858,857
Communications Equipment — 0.0%
(b)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 88 82,875
CommScope, Inc.
6.00%, 03/01/26 ................. 396 382,180
8.25%, 03/01/27 ................. 36 29,487
Viasat, Inc., 5.63%, 04/15/27 .......... 217 203,763
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 109 93,213
791,518
Construction & Engineering — 0.1%
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 242 215,225
Cellnex Finance Co. SA, 2.25%, 04/12/26
(d)
. EUR 2,300 2,341,242
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. USD 55 49,637
Heathrow Funding Ltd., 1.50%, 10/12/25
(d)
. EUR 6,045 6,180,968
8,787,072
Consumer Finance — 1.9%
AerCap Ireland Capital DAC
2.88%, 08/14/24 ................. USD 8,150 7,785,966
1.65%, 10/29/24 ................. 850 795,122
2.45%, 10/29/26 ................. 10,210 9,165,648
American Express Co., 2.55%, 03/04/27 ... 10,977 10,132,863
Capital One Financial Corp.
(1-Day SOFR + 0.69%), 1.34%, 12/06/24
(a)
673 649,902
(1-Day SOFR + 0.69%), 5.58%, 12/06/24
(a)
10,000 9,783,914
3.75%, 03/09/27 ................. 1,265 1,150,755
3.65%, 05/11/27 ................. 923 840,638
(1-Day SOFR + 0.86%), 1.88%, 11/02/27
(a)
1,317 1,133,803
(1-Day SOFR + 2.08%), 5.47%, 02/01/29
(a)
9,198 8,964,116
FCA Bank SpA
(d)
0.50%, 09/18/23 ................. EUR 2,474 2,648,898
0.13%, 11/16/23 ................. 810 860,542
0.00%, 04/16/24 ................. 1,250 1,302,213
Ford Motor Credit Co. LLC
3.37%, 11/17/23 ................. USD 7,087 6,951,621
5.13%, 06/16/25 ................. 239 233,944

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.13%, 08/04/25 ................. USD 370 $ 351,969
2.70%, 08/10/26 ................. 2,860 2,545,372
4.27%, 01/09/27 ................. 200 186,220
4.95%, 05/28/27 ................. 200 190,763
4.13%, 08/17/27 ................. 200 183,248
3.82%, 11/02/27 ................. 200 179,250
2.90%, 02/16/28 ................. 292 251,003
5.11%, 05/03/29 ................. 390 366,132
General Motors Financial Co., Inc.
4.00%, 01/15/25 ................. 3,800 3,703,637
4.35%, 04/09/25 ................. 1,773 1,736,007
6.05%, 10/10/25 ................. 6,006 6,104,073
2.35%, 02/26/27 ................. 3,702 3,313,673
6.00%, 01/09/28 ................. 975 997,927
John Deere Capital Corp.
0.70%, 01/15/26 ................. 1,300 1,179,783
2.65%, 06/10/26 ................. 3,128 2,973,139
2.35%, 03/08/27 ................. 7,200 6,687,580
Navient Corp.
7.25%, 09/25/23 ................. 38 37,871
6.13%, 03/25/24 ................. 181 178,568
OneMain Finance Corp.
6.88%, 03/15/25 ................. 210 203,491
7.13%, 03/15/26 ................. 13 12,497
3.50%, 01/15/27 ................. 146 122,532
6.63%, 01/15/28 ................. 147 134,771
SLM Corp., 3.13%, 11/02/26 .......... 108 91,800
Synchrony Financial, 4.88%, 06/13/25 .... 5,678 5,256,079
Toyota Motor Finance Netherlands BV, 0.00%,
10/27/25
(d)
.................... EUR 1,960 1,943,161
Volkswagen Bank GmbH, 1.88%, 01/31/24
(d)
7,000 7,466,802
Volkswagen Financial Services AG, 0.88%,
01/31/28
(d)
.................... 1,815 1,688,758
Volkswagen Leasing GmbH, 0.38%, 07/20/26
(d)
1,020 987,750
111,473,801
Consumer Staples Distribution & Retail — 0.4%
7-Eleven, Inc., 0.80%, 02/10/24
(b)
....... USD 25,967 24,863,939
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 21 19,761
4.63%, 01/15/27 ................. 390 377,163
5.88%, 02/15/28 ................. 173 171,937
6.50%, 02/15/28 ................. 62 62,155
3.50%, 03/15/29 ................. 153 133,124
Performance Food Group, Inc., 5.50%,
10/15/27
(b)
.................... 227 221,920
Target Corp., 2.50%, 04/15/26 ......... 387 371,509
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
38 35,317
US Foods, Inc.
(b)
6.25%, 04/15/25 ................. 220 221,983
4.75%, 02/15/29 ................. 54 49,883
26,528,691
Containers & Packaging — 0.5%
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. 821 813,632
3.25%, 09/01/28 ................. 200 172,112
4.00%, 09/01/29 ................. 200 156,500
Ardagh Packaging Finance plc, 5.25%,
04/30/25
(b)
.................... 200 197,000
Ball Corp., 5.25%, 07/01/25 .......... 12,214 12,132,434
Canpack SA, 3.13%, 11/01/25
(b)
........ 200 181,232
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(b)
.................... 363 349,387
Crown Americas LLC, 4.75%, 02/01/26 ... 162 157,760
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 165 174,352
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
LABL, Inc.
(b)
5.88%, 11/01/28 ................. USD 146 $ 129,731
9.50%, 11/01/28 ................. 111 111,971
Mauser Packaging Solutions Holding Co.,
7.88%, 08/15/26
(b)
............... 1,271 1,271,000
Sealed Air Corp.
(b)
5.13%, 12/01/24 ................. 5,330 5,293,780
4.00%, 12/01/27 ................. 259 241,699
6.13%, 02/01/28 ................. 64 64,714
SIG Combibloc PurchaseCo SARL, 2.13%,
06/18/25
(d)
.................... EUR 1,295 1,351,761
Sonoco Products Co., 2.25%, 02/01/27 ... USD 6,640 6,018,058
Trivium Packaging Finance BV, 5.50%,
08/15/26
(b)(c)
................... 747 715,626
29,532,749
Distributors — 0.0%
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28
(b)
32 32,955
Diversified Consumer Services — 0.0%
(b)
Graham Holdings Co., 5.75%, 06/01/26 ... 135 132,320
Sotheby's
7.38%, 10/15/27 ................. 738 698,096
5.88%, 06/01/29 ................. 200 165,864
996,280
Diversified REITs — 0.2%
Digital Dutch Finco BV, 0.63%, 07/15/25
(d)
.. EUR 6,335 6,241,290
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. USD 195 154,288
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 146 126,655
Simon Property Group LP
3.50%, 09/01/25 ................. 1,153 1,111,699
3.30%, 01/15/26 ................. 817 779,852
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 218 211,460
VICI Properties LP, 4.38%, 05/15/25 ..... 6,232 6,032,922
14,658,166
Diversified Telecommunication Services — 0.5%
Altice France SA
(b)
5.50%, 01/15/28 ................. 299 245,644
5.13%, 01/15/29 ................. 404 307,860
AT&T, Inc.
1.05%, 09/05/23 ................. EUR 3,815 4,097,864
1.70%, 03/25/26 ................. USD 15,929 14,654,678
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. 372 351,540
5.00%, 02/01/28 ................. 645 595,012
5.38%, 06/01/29 ................. 879 807,142
6.38%, 09/01/29 ................. 375 358,125
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 252 229,093
5.00%, 05/01/28 ................. 391 339,294
8.75%, 05/15/30 ................. 70 69,721
Iliad Holding SASU
(b)
6.50%, 10/15/26 ................. 400 381,208
7.00%, 10/15/28 ................. 644 611,021
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 193 152,652
4.63%, 09/15/27 ................. 178 107,022
4.25%, 07/01/28 ................. 179 100,992
3.63%, 01/15/29 ................. 17 9,400
3.88%, 11/15/29 ................. 158 114,349
Lumen Technologies, Inc.
(b)
4.00%, 02/15/27 ................. 428 282,480
4.50%, 01/15/29 ................. 90 40,275
Sprint Capital Corp., 6.88%, 11/15/28 ..... 810 870,369
Telecom Italia SpA, 5.30%, 05/30/24
(b)
.... 447 438,060

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
86
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., 2.10%, 03/22/28 USD 5,242 $ 4,669,684
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(b)
.................... 368 342,697
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
1,716 1,304,160
31,480,342
Electric Utilities — 1.7%
Alliant Energy Finance LLC, 3.75%, 06/15/23
(b)
8,085 8,057,707
Duke Energy Corp., 5.00%, 12/08/25 ..... 3,842 3,867,819
Edison International, 4.70%, 08/15/25 .... 12,108 11,939,836
Enel Finance International NV, 0.00%,
06/17/24
(d)
.................... EUR 5,190 5,395,319
ESB Finance DAC, 3.49%, 01/12/24
(d)
.... 2,185 2,366,334
Eversource Energy
2.90%, 03/01/27 ................. USD 9,066 8,456,072
5.45%, 03/01/28 ................. 4,145 4,295,153
Exelon Corp.
2.75%, 03/15/27 ................. 1,849 1,729,086
5.15%, 03/15/28 ................. 6,135 6,241,843
FirstEnergy Corp., Series B, 4.15%, 07/15/27
(c)
470 447,675
Florida Power & Light Co., 5.05%, 04/01/28 . 6,185 6,390,744
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/24 ................. 3,995 3,957,534
1.88%, 01/15/27 ................. 1,896 1,713,964
3.55%, 05/01/27 ................. 1,267 1,211,086
4.63%, 07/15/27 ................. 5,338 5,323,627
1.90%, 06/15/28 ................. 1,069 938,692
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
.................... 106 104,651
NRG Energy, Inc.
6.63%, 01/15/27 ................. 156 155,663
5.75%, 01/15/28 ................. 45 44,131
5.25%, 06/15/29
(b)
................ 10 9,284
Pacific Gas & Electric Co., 3.45%, 07/01/25 . 4,820 4,593,767
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 265 242,434
Southern Co. (The), 4.48%, 08/01/24
(c)
.... 12,464 12,311,691
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
.... 5,679 5,500,327
Virginia Electric & Power Co., Series B, 3.75%,
05/15/27 ..................... 5,067 4,914,922
Vistra Operations Co. LLC, 5.63%, 02/15/27
(b)
374 362,916
100,572,277
Electrical Equipment — 0.1%
Regal Rexnord Corp.
(b)
6.05%, 02/15/26 ................. 35 35,153
6.05%, 04/15/28 ................. 217 217,097
Schneider Electric SE, 0.25%, 09/09/24
(d)
.. EUR 2,900 3,020,468
Sensata Technologies BV
(b)
5.00%, 10/01/25 ................. USD 239 237,249
4.00%, 04/15/29 ................. 340 307,182
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 356 314,118
4,131,267
Electronic Equipment, Instruments & Components — 0.0%
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
20 18,223
Energy Equipment & Services — 0.0%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 489 479,831
6.25%, 04/01/28 ................. 258 247,680
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 110 106,975
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.. 339 332,010
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 31 28,132
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 80 82,326
Transocean, Inc., 8.75%, 02/15/30
(b)
..... 288 293,760
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
USA Compression Partners LP
6.88%, 04/01/26 ................. USD 728 $ 707,577
6.88%, 09/01/27 ................. 99 94,603
Weatherford International Ltd.
(b)
11.00%, 12/01/24 ................ 6 6,157
6.50%, 09/15/28 ................. 123 123,210
2,502,261
Entertainment — 0.2%
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... 90 59,175
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 65 63,700
5.63%, 03/15/26 ................. 5 4,838
6.50%, 05/15/27 ................. 500 505,372
4.75%, 10/15/27 ................. 108 99,900
3.75%, 01/15/28 ................. 305 272,975
Netflix, Inc., 4.38%, 11/15/26 .......... 10,000 9,887,500
TWDC Enterprises 18 Corp., 1.85%, 07/30/26 1,061 979,507
11,872,967
Financial Services — 1.1%
Block, Inc., 2.75%, 06/01/26 .......... 767 699,324
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 313 305,175
Fidelity National Information Services, Inc.,
4.50%, 07/15/25 ................ 2,600 2,569,935
Fiserv, Inc.
2.75%, 07/01/24 ................. 468 454,088
3.20%, 07/01/26 ................. 448 425,222
5.45%, 03/02/28 ................. 8,300 8,477,316
Global Payments, Inc.
1.20%, 03/01/26 ................. 19,108 16,995,117
2.15%, 01/15/27 ................. 3,910 3,462,721
4.95%, 08/15/27 ................. 451 445,532
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 151 113,296
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 396 335,250
LSEGA Financing plc, 1.38%, 04/06/26
(b)
.. 11,120 9,924,272
National Rural Utilities Cooperative Finance
Corp., 4.80%, 03/15/28 ............ 7,260 7,329,296
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27
(b)
.................... 191 173,332
NTT Finance Corp., 4.37%, 07/27/27
(b)
.... 4,175 4,137,725
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............ 286 137,334
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 346 309,670
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 98 92,316
7.38%, 09/01/25 ................. 102 91,137
11.25%, 12/15/27 ................ 55 51,251
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 291 273,540
Siemens Financieringsmaatschappij NV,
0.38%, 09/06/23
(d)
............... EUR 5,710 6,118,086
Visa, Inc., 1.90%, 04/15/27 ........... USD 660 607,083
63,528,018
Food Products — 0.1%
Chobani LLC, 4.63%, 11/15/28
(b)
........ 583 531,259
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
. 268 261,300
General Mills, Inc.
5.24%, 11/18/25 ................. 2,078 2,084,239
0.45%, 01/15/26 ................. EUR 1,420 1,412,008
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
USD 335 324,933
Post Holdings, Inc., 5.75%, 03/01/27
(b)
.... 88 85,871
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 191 155,212
4,854,822

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Gas Utilities — 0.1%
ONE Gas, Inc., 1.10%, 03/11/24 ........ USD 5,200 $ 4,993,817
Redexis Gas Finance BV, 1.88%, 05/28/25
(d)
EUR 900 932,622
Snam SpA, 0.00%, 08/15/25
(d)
......... 1,400 1,396,298
7,322,737
Ground Transportation — 0.7%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
USD 241 214,500
Canadian Pacific Railway Co.
1.75%, 12/02/26 ................. 973 881,962
4.00%, 06/01/28 ................. 3,064 3,009,810
Norfolk Southern Corp., 3.80%, 08/01/28 .. 3,578 3,442,759
Penske Truck Leasing Co. LP
(b)
1.20%, 11/15/25 ................. 5,012 4,503,810
1.70%, 06/15/26 ................. 4,295 3,836,957
4.40%, 07/01/27 ................. 485 465,273
Ryder System, Inc.
1.75%, 09/01/26 ................. 362 324,742
2.90%, 12/01/26 ................. 709 655,405
2.85%, 03/01/27 ................. 7,747 7,122,764
SMBC Aviation Capital Finance DAC
(b)
1.90%, 10/15/26 ................. 12,895 11,308,288
2.30%, 06/15/28 ................. 2,835 2,390,813
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. 336 340,308
8.00%, 11/01/26 ................. 493 505,438
7.50%, 09/15/27 ................. 400 412,444
6.25%, 01/15/28 ................. 407 405,983
4.50%, 08/15/29 ................. 151 137,599
Union Pacific Corp., 3.00%, 04/15/27 ..... 309 294,789
Williams Scotsman International, Inc., 6.13%,
06/15/25
(b)
.................... 386 383,577
XPO Escrow Sub LLC, 7.50%, 11/15/27
(b)
.. 74 76,960
40,714,181
Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 637 603,557
3.88%, 11/01/29 ................. 9 8,055
Becton Dickinson & Co., 1.40%, 05/24/23 .. EUR 1,325 1,432,870
GE HealthCare Technologies, Inc., 5.60%,
11/15/25
(b)
.................... USD 15,130 15,312,571
Medline Borrower LP, 3.88%, 04/01/29
(b)
... 508 440,690
Medtronic Global Holdings SCA, 4.25%,
03/30/28 ..................... 4,610 4,602,654
Teleflex, Inc.
4.63%, 11/15/27 ................. 20 19,536
4.25%, 06/01/28
(b)
................ 277 263,403
22,683,336
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29
(b)
23 21,620
Centene Corp., 2.45%, 07/15/28 ........ 661 575,070
Cigna Group (The), 4.13%, 11/15/25 ..... 1,870 1,839,571
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. 66 57,940
6.00%, 01/15/29 ................. 146 123,498
CVS Health Corp.
1.30%, 08/21/27 ................. 4,565 3,975,480
4.30%, 03/25/28 ................. 2,740 2,690,804
Elevance Health, Inc.
5.35%, 10/15/25 ................. 4,307 4,344,767
3.65%, 12/01/27 ................. 16,435 15,881,722
Encompass Health Corp., 4.50%, 02/01/28 . 402 374,700
Fresenius Finance Ireland plc, 0.00%,
10/01/25
(d)
.................... EUR 2,830 2,796,749
HCA, Inc.
5.38%, 02/01/25 ................. USD 13,597 13,602,688
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.25%, 04/15/25 ................. USD 7,000 $ 6,995,500
7.69%, 06/15/25 ................. 363 375,385
5.88%, 02/15/26 ................. 10,280 10,432,219
5.38%, 09/01/26 ................. 2,090 2,097,444
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 274 243,440
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 262 248,628
4.38%, 02/15/27 ................. 11 8,996
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 53 50,814
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
. 363 337,695
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/25 ................ 2,185 1,988,054
Tenet Healthcare Corp.
4.63%, 07/15/24 ................. 124 122,316
4.63%, 09/01/24 ................. 277 272,115
4.88%, 01/01/26 ................. 289 283,324
6.25%, 02/01/27 ................. 236 232,080
5.13%, 11/01/27 ................. 9 8,640
4.63%, 06/15/28 ................. 128 118,062
UnitedHealth Group, Inc.
5.15%, 10/15/25 ................. 1,660 1,691,309
3.10%, 03/15/26 ................. 316 305,461
4.25%, 01/15/29 ................. 14,200 14,095,180
86,191,271
Health Care REITs — 0.1%
Healthpeak OP LLC, 1.35%, 02/01/27 .... 2,753 2,419,063
MPT Operating Partnership LP
5.25%, 08/01/26 ................. 258 231,899
4.63%, 08/01/29 ................. 114 84,218
Nationwide Health Properties, Inc., 6.59%,
07/07/38 ..................... 1,400 1,459,067
4,194,247
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
......... 523 513,895
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 211 197,748
4.50%, 02/15/29
(b)
................ 217 196,012
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 166 151,957
545,717
Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC
(b)
3.88%, 01/15/28 ................. 222 206,460
4.38%, 01/15/28 ................. 455 420,033
Booking Holdings, Inc., 0.10%, 03/08/25 ... EUR 3,610 3,666,330
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... USD 189 168,734
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 1,114 1,114,052
7.00%, 02/15/30 ................. 696 708,180
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 220 220,047
Carnival Corp.
(b)
10.50%, 02/01/26 ................ 337 351,127
7.63%, 03/01/26 ................. 65 59,312
5.75%, 03/01/27 ................. 243 199,340
9.88%, 08/01/27 ................. 176 181,297
4.00%, 08/01/28 ................. 91 78,336
6.00%, 05/01/29 ................. 256 203,520
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 896 963,881
Cedar Fair LP, 5.50%, 05/01/25
(b)
....... 229 228,856
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 739 723,544

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
88
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
4.75%, 01/15/28 ................. USD 440 $ 412,027
Fertitta Entertainment LLC, 4.63%, 01/15/29
(b)
253 222,058
Hilton Domestic Operating Co., Inc.
(b)
5.38%, 05/01/25 ................. 288 287,460
5.75%, 05/01/28 ................. 15 15,000
3.75%, 05/01/29 ................. 134 119,930
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 186 183,474
Life Time, Inc., 5.75%, 01/15/26
(b)
....... 140 136,000
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
130 125,852
Melco Resorts Finance Ltd., 4.88%, 06/06/25
(b)
200 186,875
MGM Resorts International, 5.75%, 06/15/25 208 207,499
NCL Corp. Ltd., 8.38%, 02/01/28
(b)
...... 61 61,209
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 126 117,180
Royal Caribbean Cruises Ltd.
(b)
4.25%, 07/01/26 ................. 67 60,132
5.50%, 08/31/26 ................. 142 132,848
5.38%, 07/15/27 ................. 126 112,228
11.63%, 08/15/27 ................ 57 61,221
5.50%, 04/01/28 ................. 19 16,775
8.25%, 01/15/29 ................. 156 163,196
9.25%, 01/15/29 ................. 176 187,000
7.25%, 01/15/30 ................. 124 124,775
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
179 180,850
Station Casinos LLC, 4.50%, 02/15/28
(b)
... 190 171,475
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 111 111,260
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 34 29,183
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 216 204,120
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
45 40,876
13,163,552
Household Durables — 0.2%
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
.................... 292 223,380
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
123 105,472
DR Horton, Inc., 1.30%, 10/15/26 ....... 3,158 2,785,949
Meritage Homes Corp., 5.13%, 06/06/27 ... 183 177,968
Newell Brands, Inc., 4.45%, 04/01/26
(c)
.... 8,000 7,700,000
PulteGroup, Inc., 5.00%, 01/15/27 ....... 781 774,524
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(b)
.................... 100 98,103
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
.................... 310 272,732
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .. 276 262,200
12,400,328
Household Products — 0.0%
Central Garden & Pet Co., 5.13%, 02/01/28 . 250 240,625
Independent Power and Renewable Electricity Producers
— 0.1%
(b)
Alexander Funding Trust, 1.84%, 11/15/23 . 8,395 8,142,998
Calpine Corp., 5.13%, 03/15/28 ........ 348 318,618
Clearway Energy Operating LLC, 4.75%,
03/15/28 ..................... 208 198,640
8,660,256
Insurance — 0.2%
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 1,143 1,023,774
6.75%, 04/15/28 ................. 279 275,861
American International Group, Inc., 3.90%,
04/01/26 ..................... 332 322,951
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 176 155,760
Aon Corp., 2.85%, 05/28/27 .......... 7,404 6,874,703
E.ON International Finance BV, 1.00%,
04/13/25
(d)
.................... EUR 300 309,886
Security
Par (000)
Par (000) Value
Insurance (continued)
NFP Corp., 4.88%, 08/15/28
(b)
......... USD 768 $ 692,736
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
62 54,211
9,709,882
IT Services — 0.1%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 237 186,045
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
336 306,613
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 200 176,500
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
200 160,946
Capgemini SE, 0.63%, 06/23/25
(d)
....... EUR 2,400 2,441,916
Gartner, Inc., 4.50%, 07/01/28
(b)
........ USD 191 181,297
International Business Machines Corp.
4.50%, 02/06/26 ................. 448 447,174
3.45%, 02/19/26 ................. 313 304,277
3.30%, 05/15/26 ................. 2,042 1,969,480
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 269 214,842
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 346 295,597
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 18 17,202
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 141 139,800
Twilio, Inc., 3.63%, 03/15/29 .......... 348 300,150
VeriSign, Inc., 5.25%, 04/01/25 ........ 1,523 1,521,523
8,663,362
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
............... 137 128,216
Danaher Corp., 1.70%, 03/30/24 ....... EUR 1,600 1,705,317
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
USD 400 368,964
Thermo Fisher Scientific, Inc., 2.00%, 04/15/25 EUR 2,550 2,683,517
4,886,014
Machinery — 0.2%
EnPro Industries, Inc., 5.75%, 10/15/26 ... USD 156 151,710
Illinois Tool Works, Inc., 0.25%, 12/05/24 .. EUR 5,360 5,506,916
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
USD 91 81,288
Parker-Hannifin Corp., 2.70%, 06/14/24 ... 652 633,571
Terex Corp., 5.00%, 05/15/29
(b)
........ 141 131,202
Titan International, Inc., 7.00%, 04/30/28 .. 59 53,161
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
684 645,764
Traton Finance Luxembourg SA
(d)
0.00%, 06/14/24 ................. EUR 2,400 2,492,639
0.13%, 11/10/24 ................. 2,200 2,254,127
4.13%, 11/22/25 ................. 1,300 1,415,729
Wabash National Corp., 4.50%, 10/15/28
(b)
. USD 195 169,059
13,535,166
Media — 0.8%
Altice Financing SA, 5.00%, 01/15/28
(b)
.... 700 569,240
Charter Communications Operating LLC,
4.20%, 03/15/28 ................ 7,209 6,822,971
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 610 593,580
Clear Channel Outdoor Holdings, Inc., 5.13%,
08/15/27
(b)
.................... 854 766,465
Comcast Corp.
5.25%, 11/07/25 ................. 596 608,979
2.35%, 01/15/27 ................. 756 704,200
3.30%, 02/01/27 ................. 918 885,357
3.30%, 04/01/27 ................. 630 605,437
5.35%, 11/15/27 ................. 830 864,177
3.55%, 05/01/28 ................. 13,187 12,672,824
4.15%, 10/15/28 ................. 2,412 2,386,011
1.95%, 01/15/31 ................. 549 456,819
CSC Holdings LLC
5.25%, 06/01/24 ................. 705 680,325
5.38%, 02/01/28
(b)
................ 381 312,139
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 286 259,030

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Media (continued)
DISH DBS Corp.
(b)
5.25%, 12/01/26 ................. USD 642 $ 512,249
5.75%, 12/01/28 ................. 122 91,042
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 259 251,230
GCI LLC, 4.75%, 10/15/28
(b)
.......... 117 100,939
Informa plc
(d)
1.50%, 07/05/23 ................. EUR 2,951 3,182,137
2.13%, 10/06/25 ................. 4,305 4,445,091
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... USD 502 474,139
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 405 364,836
4.25%, 01/15/29 ................. 111 92,130
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
... 274 214,405
Sinclair Television Group, Inc., 5.13%,
02/15/27
(b)
.................... 212 185,500
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 48 43,296
5.00%, 08/01/27 ................. 499 467,169
4.00%, 07/15/28 ................. 107 91,906
TCI Communications, Inc., 7.13%, 02/15/28 . 772 862,931
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ 19 18,023
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 200 184,000
Univision Communications, Inc., 6.63%,
06/01/27
(b)
.................... 264 250,325
Videotron Ltd., 5.13%, 04/15/27
(b)
....... 240 231,653
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 500 444,375
WPP Finance 2013, 3.00%, 11/20/23
(d)
.... EUR 3,960 4,278,240
Ziggo Bond Co. BV, 6.00%, 01/15/27
(b)
.... USD 300 276,783
46,249,953
Metals & Mining — 0.1%
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 172 172,000
6.13%, 02/15/28 ................. 312 306,917
ATI, Inc., 5.88%, 12/01/27 ........... 262 255,948
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 586 581,523
Carpenter Technology Corp., 6.38%, 07/15/28 54 52,672
Constellium SE
(b)
5.88%, 02/15/26 ................. 305 305,336
5.63%, 06/15/28 ................. 387 365,338
3.75%, 04/15/29 ................. 368 318,765
Kaiser Aluminum Corp., 4.63%, 03/01/28
(b)
. 451 401,400
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 179 172,300
Novelis Corp., 3.25%, 11/15/26
(b)
....... 1,025 936,711
3,868,910
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 17 14,956
4.25%, 02/01/27 ................. 118 93,220
Starwood Property Trust, Inc.
5.50%, 11/01/23 ................. 97 97,183
4.38%, 01/15/27 ................. 94 77,687
283,046
Multi-Utilities — 0.3%
E.ON SE, 0.88%, 01/08/25
(d)
.......... EUR 1,120 1,160,445
National Grid Electricity Transmission plc,
0.19%, 01/20/25
(d)
............... 1,490 1,520,486
National Grid North America, Inc., 0.41%,
01/20/26
(d)
.................... 2,120 2,099,952
Sempra Energy, 3.30%, 04/01/25 ....... USD 3,984 3,855,817
WEC Energy Group, Inc., 4.75%, 01/09/26 . 10,300 10,302,576
18,939,276
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 1.3%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... USD 537 $ 526,915
Antero Midstream Partners LP
(b)
7.88%, 05/15/26 ................. 110 112,006
5.75%, 03/01/27 ................. 244 238,393
5.75%, 01/15/28 ................. 48 46,080
Antero Resources Corp., 8.38%, 07/15/26
(b)
. 136 141,622
Ascent Resources Utica Holdings LLC, 5.88%,
06/30/29
(b)
.................... 539 475,668
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
230 227,700
BP Capital Markets America, Inc., 3.59%,
04/14/27 ..................... 316 305,798
BP Capital Markets plc, 3.28%, 09/19/27 ... 1,102 1,060,498
Buckeye Partners LP
(b)
4.13%, 03/01/25 ................. 185 174,995
4.50%, 03/01/28 ................. 134 120,966
Callon Petroleum Co.
8.25%, 07/15/25 ................. 17 16,881
6.38%, 07/01/26 ................. 272 258,400
8.00%, 08/01/28
(b)
................ 428 424,020
Cheniere Energy Partners LP, 4.50%, 10/01/29 861 799,878
Chesapeake Energy Corp.
(b)
5.50%, 02/01/26 ................. 119 117,106
6.75%, 04/15/29 ................. 337 334,560
CITGO Petroleum Corp., 7.00%, 06/15/25
(b)
. 276 272,302
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 122 114,681
CNX Resources Corp., 6.00%, 01/15/29
(b)
.. 126 117,810
Comstock Resources, Inc., 6.75%, 03/01/29
(b)
468 428,239
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 684 642,960
9.25%, 02/15/28 ................. 128 122,720
Crestwood Midstream Partners LP, 6.00%,
02/01/29
(b)
.................... 101 96,151
CrownRock LP
(b)
5.63%, 10/15/25 ................. 949 930,076
5.00%, 05/01/29 ................. 40 37,264
DT Midstream, Inc., 4.13%, 06/15/29
(b)
.... 395 346,298
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 163 158,163
Enbridge, Inc.
2.50%, 01/15/25 ................. 1,710 1,638,566
2.50%, 02/14/25 ................. 9,177 8,789,155
Energy Transfer LP
5.88%, 01/15/24 ................. 10,287 10,283,026
4.25%, 04/01/24 ................. 566 558,733
4.50%, 04/15/24 ................. 1,433 1,415,791
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ 181 177,380
5.38%, 06/01/29 ................. 160 154,000
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 152 147,439
4.85%, 07/15/26 ................. 176 169,400
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 132 130,494
4.13%, 12/01/26 ................. 193 175,271
6.50%, 07/01/27
(b)
................ 180 174,470
Genesis Energy LP, 7.75%, 02/01/28 ..... 23 22,300
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 41 40,095
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 120 113,879
5.75%, 02/01/29 ................. 171 157,413
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 32 31,115
Matador Resources Co., 5.88%, 09/15/26 .. 244 240,735
MPLX LP
1.75%, 03/01/26 ................. 1,168 1,065,932

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
90
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.25%, 12/01/27 ................. USD 1,700 $ 1,646,138
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 607 584,238
6.50%, 09/30/26 ................. 493 453,560
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
134 129,294
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 433 429,514
NuStar Logistics LP, 5.75%, 10/01/25 ..... 257 249,941
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 82 83,032
5.88%, 09/01/25 ................. 110 110,855
5.55%, 03/15/26 ................. 206 207,545
8.50%, 07/15/27 ................. 624 686,400
Parkland Corp., 5.88%, 07/15/27
(b)
...... 138 133,872
PDC Energy, Inc., 5.75%, 05/15/26 ...... 120 116,814
Permian Resources Operating LLC
(b)
7.75%, 02/15/26 ................. 326 326,815
6.88%, 04/01/27 ................. 368 360,022
5.88%, 07/01/29 ................. 304 287,855
Pioneer Natural Resources Co.
0.55%, 05/15/23 ................. 3,747 3,726,091
1.13%, 01/15/26 ................. 5,244 4,765,620
5.10%, 03/29/26 ................. 3,250 3,263,517
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 88 78,395
Sabine Pass Liquefaction LLC, 5.75%,
05/15/24 ..................... 5,579 5,592,250
SM Energy Co.
5.63%, 06/01/25 ................. 88 85,324
6.75%, 09/15/26 ................. 118 115,718
6.63%, 01/15/27 ................. 10 9,607
6.50%, 07/15/28 ................. 201 191,806
Southwestern Energy Co., 5.70%, 01/23/25
(c)
9 9,004
Spectra Energy Partners LP, 3.50%, 03/15/25 390 378,105
Sunoco LP, 6.00%, 04/15/27 .......... 54 53,314
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 ................. 4 3,998
6.00%, 03/01/27 ................. 46 43,543
5.50%, 01/15/28 ................. 82 74,978
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
548 480,080
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
.................... 1,397 1,260,094
Western Midstream Operating LP, 3.95%,
06/01/25 ..................... 300 287,121
Williams Cos., Inc. (The)
4.50%, 11/15/23 ................. 794 790,757
5.40%, 03/02/26 ................. 17,670 18,001,471
79,150,032
Passenger Airlines — 0.1%
Air Canada, 3.88%, 08/15/26
(b)
......... 361 327,788
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... 105 104,527
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 874 956,191
5.50%, 04/20/26 ................. 218 214,518
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 242 229,744
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
233 232,150
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 181 181,963
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 734 709,932
Series 2020-1, Class A, 5.88%, 10/15/27 3,939 3,926,775
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 355 339,633
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
4.63%, 04/15/29 ................. USD 297 $ 268,637
7,491,858
Personal Care Products — 0.0%
Coty, Inc., 4.75%, 01/15/29
(b)
.......... 20 18,675
GSK Consumer Healthcare Capital NL BV,
1.25%, 03/29/26
(d)
............... EUR 1,130 1,137,735
Haleon US Capital LLC, 3.02%, 03/24/24 .. USD 402 390,794
1,547,204
Pharmaceuticals — 0.2%
Bayer AG, 0.05%, 01/12/25
(d)
.......... EUR 2,900 2,953,894
Bayer Capital Corp. BV, 1.50%, 06/26/26
(d)
. 2,600 2,630,103
Bristol-Myers Squibb Co.
1.13%, 11/13/27 ................. USD 491 430,263
3.90%, 02/20/28 ................. 1,300 1,275,080
Catalent Pharma Solutions, Inc., 3.13%,
02/15/29
(b)
.................... 328 288,347
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(b)
.................... 200 178,046
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... 276 253,920
Organon & Co., 4.13%, 04/30/28
(b)
...... 600 548,466
Takeda Pharmaceutical Co. Ltd., 4.40%,
11/26/23 ..................... 1,176 1,171,470
Teva Pharmaceutical Finance Netherlands III
BV
3.15%, 10/01/26 ................. 64 57,560
4.75%, 05/09/27 ................. 200 186,000
9,973,149
Professional Services — 0.0%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ....... 213 161,614
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 17 14,720
Korn Ferry, 4.63%, 12/15/27 .......... 193 182,385
358,719
Real Estate Management & Development — 0.0%
Fantasia Holdings Group Co. Ltd.
(d)(f)(g)
10.88%, 01/09/23 ................ 1,167 119,618
11.88%, 06/01/23 ................ 667 68,367
9.25%, 07/28/23 ................. 667 68,368
9.88%, 10/19/23 ................. 333 34,132
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
229 208,530
Modern Land China Co. Ltd.
(a)(d)(f)(g)(h)
8.00%, (8.00% Cash or 10.00% PIK),
12/30/24 .................... 273 12,885
9.00%, (9.00% Cash or 11.00% PIK),
12/30/26 .................... 195 8,706
9.00%, (9.00% Cash or 11.00% PIK),
12/30/27 .................... 284 12,084
Redco Properties Group Ltd., 9.90%,
02/17/24
(d)(f)(g)
.................. 200 24,062
556,752
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 121 97,103
Realty Income Corp., 3.00%, 01/15/27 .... 395 368,908
466,011
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom Corp.
3.88%, 01/15/27 ................. 10,184 9,844,899
3.50%, 01/15/28 ................. 482 452,197
Broadcom, Inc.
3.15%, 11/15/25 ................. 7,195 6,884,088
3.46%, 09/15/26 ................. 435 415,695
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 641 606,003

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Entegris, Inc.
(b)
4.38%, 04/15/28 ................. USD 134 $ 121,059
3.63%, 05/01/29 ................. 34 29,348
Intel Corp., 4.88%, 02/10/28 .......... 10,805 10,978,723
Lam Research Corp.
3.80%, 03/15/25 ................. 2,779 2,730,323
3.75%, 03/15/26 ................. 6,024 5,923,071
NXP BV, 2.70%, 05/01/25 ............ 3,101 2,937,810
QUALCOMM, Inc., 3.25%, 05/20/27 ..... 3,500 3,386,141
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 172 148,115
44,457,472
Software — 1.3%
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 106 106,686
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
305 277,169
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
.. 881 876,801
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 282 266,490
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 298 292,898
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(b)
.................... 859 766,631
Cloud Software Group Holdings, Inc., 6.50%,
03/31/29
(b)
.................... 1,093 966,872
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 98 85,139
6.50%, 10/15/28 ................. 12 9,951
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 18 15,709
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 129 119,648
Gen Digital, Inc., 6.75%, 09/30/27
(b)
...... 214 215,113
Microsoft Corp., 2.40%, 08/08/26 ....... 340 323,584
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 199 176,612
NCR Corp., 5.00%, 10/01/28
(b)
......... 315 276,874
Oracle Corp.
2.95%, 05/15/25 ................. 343 330,225
5.80%, 11/10/25 ................. 1,566 1,605,095
1.65%, 03/25/26 ................. 11,701 10,749,565
2.65%, 07/15/26 ................. 10,365 9,683,975
3.25%, 11/15/27 ................. 8,420 7,914,624
4.50%, 05/06/28 ................. 630 622,419
PTC, Inc., 3.63%, 02/15/25
(b)
.......... 163 157,201
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
569 552,100
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 269 202,492
VMware, Inc.
1.00%, 08/15/24 ................. 8,055 7,601,923
1.40%, 08/15/26 ................. 10,817 9,567,596
3.90%, 08/21/27 ................. 22,116 21,171,388
Workday, Inc., 3.50%, 04/01/27 ........ 2,590 2,478,024
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
339 293,481
77,706,285
Specialized REITs — 0.6%
American Tower Corp.
1.30%, 09/15/25 ................. 896 820,290
1.60%, 04/15/26 ................. 6,121 5,535,515
0.45%, 01/15/27 ................. EUR 3,155 2,985,484
3.65%, 03/15/27 ................. USD 2,140 2,032,633
5.50%, 03/15/28 ................. 8,800 8,971,882
Crown Castle, Inc., 1.05%, 07/15/26 ..... 7,936 6,992,980
Equinix, Inc., 1.80%, 07/15/27 ......... 9,919 8,632,864
Iron Mountain, Inc., 5.00%, 07/15/28
(b)
.... 327 304,273
SBA Communications Corp.
3.88%, 02/15/27 ................. 313 295,483
3.13%, 02/01/29 ................. 276 240,103
36,811,507
Specialty Retail — 0.1%
eG Global Finance plc
(b)
6.75%, 02/07/25 ................. 312 288,769
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
8.50%, 10/30/25 ................. USD 200 $ 187,204
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 79 67,545
Home Depot, Inc. (The)
3.35%, 09/15/25 ................. 853 834,318
2.13%, 09/15/26 ................. 743 696,549
2.80%, 09/14/27 ................. 325 307,686
Lowe's Cos., Inc., 4.40%, 09/08/25 ...... 1,451 1,443,879
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 141 132,594
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 60 55,141
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
.. 579 514,207
Staples, Inc., 7.50%, 04/15/26
(b)
........ 237 207,643
4,735,535
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, 4.00%, 07/15/24 ... 5,165 5,095,161
HP, Inc., 4.75%, 01/15/28 ............ 314 310,384
5,405,545
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc., 4.25%, 03/15/29 .......... 196 171,917
William Carter Co. (The), 5.63%, 03/15/27 .. 91 88,448
260,365
Tobacco — 0.7%
BAT Capital Corp.
1.13%, 11/16/23
(d)
................ EUR 2,350 2,509,235
3.22%, 08/15/24 ................. USD 16,545 16,045,011
2.79%, 09/06/24 ................. 16,833 16,227,277
BAT International Finance plc, 0.88%,
10/13/23
(d)
.................... EUR 2,124 2,268,903
Philip Morris International, Inc.
5.13%, 11/15/24 ................. USD 579 582,719
5.00%, 11/17/25 ................. 489 492,719
4.88%, 02/13/26 ................. 812 817,948
2.88%, 03/03/26 ................. EUR 1,550 1,638,823
0.13%, 08/03/26 ................. 730 707,553
5.13%, 11/17/27 ................. USD 599 612,962
41,903,150
Trading Companies & Distributors — 0.2%
Air Lease Corp.
3.88%, 07/03/23 ................. 4,178 4,158,345
1.88%, 08/15/26 ................. 5,265 4,664,394
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
49 43,236
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 236 236,157
9.75%, 08/01/27 ................. 116 122,390
5.50%, 05/01/28 ................. 78 71,163
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 179 172,735
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 341 305,055
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 670 681,021
7.25%, 06/15/28 ................. 22 22,590
10,477,086
Transportation Infrastructure — 0.1%
ASTM SpA, 1.00%, 11/25/26
(d)
......... EUR 4,240 4,086,078
Wireless Telecommunication Services — 0.7%
Connect Finco SARL, 6.75%, 10/01/26
(b)
... USD 954 896,760
Rogers Communications, Inc.
2.90%, 11/15/26 ................. 1,951 1,829,616
3.20%, 03/15/27
(b)
................ 11,523 10,841,728
Sprint LLC, 7.63%, 03/01/26 .......... 174 184,002
Sprint Spectrum Co. LLC, 4.74%, 03/20/25
(b)
4,055 4,024,133

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
92
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.
2.25%, 02/15/26 ................. USD 4,621 $ 4,297,811
2.63%, 04/15/26 ................. 3,010 2,809,516
3.75%, 04/15/27 ................. 16,552 15,910,993
4.95%, 03/15/28 ................. 852 860,142
41,654,701
Total Corporate Bonds — 30.3%
(Cost: $1,864,922,547) ........................... 1,799,858,936
Floating Rate Loan Interests
Chemicals — 0.0%
Lummus Technology Holdings V LLC, Term
Loan B, (1-mo. LIBOR USD + 3.50%),
8.34%
,
 06/30/27
(a)
................ 34 33,795
Total Floating Rate Loan Interests — 0.0%
(Cost: $33,825) ................................ 33,795
Foreign Agency Obligations
Canada — 0.6%
(b)
CPPIB Capital, Inc., 0.50%
,
09/16/24 ..... 22,650 21,368,196
OMERS Finance Trust, 1.10%
,
03/26/26 ... 17,380 15,778,386
37,146,582
Italy — 0.0%
ACEA SpA, 0.00%
,
09/28/25
(d)
.......... EUR 1,885 1,856,826
Saudi Arabia — 0.1%
Saudi Arabian Oil Co., 2.88%
,
04/16/24
(b)
... USD 3,245 3,159,413
Total Foreign Agency Obligations — 0.7%
(Cost: $45,464,650) .............................. 42,162,821
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.0%
Angel Oak Mortgage Trust, Series 2022-2,
Class A1, 3.35%, 01/25/67
(a)(b)
........ 6,837 6,252,039
Angel Oak Mortgage Trust I LLC, Series 2019-
1, Class A2, 4.02%, 11/25/48
(a)(b)
....... 2 1,634
Arroyo Mortgage Trust, Series 2022-2, Class
A1, 4.95%, 07/25/57
(b)(c)
............ 4,885 4,767,396
Atlas Funding plc
(a)
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.70%), 5.90%,
07/25/58
(d)
................... GBP 125 152,496
Series 2021-1, Class D, (Sterling Overnight
Index Average + 2.25%), 6.45%,
07/25/58
(d)
................... 110 133,728
Banc of America Mortgage Trust, Series 2003-
J, Class 2A1, 3.79%, 11/25/33
(a)
....... USD 138 121,000
Barley Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average + 1.70%),
5.88%, 08/27/58
(a)(d)
............... GBP 520 615,900
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 3.18%, 07/25/34
(a)
............. USD 212 185,146
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 0.00%, 12/25/35
(a)(b)(e)(i)
...... 16 —
Canada Square Funding plc
(a)
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.60%), 5.78%,
06/17/58
(d)
................... GBP 102 119,971
Series 6, Class C, (Sterling Overnight Index
Average + 1.45%), 5.66%, 01/17/59
(d)
. 318 365,533
Series 6, Class D, (Sterling Overnight Index
Average + 1.85%), 6.06%, 01/17/59
(d)
. 178 203,371
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Chase Home Lending Mortgage Trust
(a)(b)
Series 2019-ATR2, Class A11, (1-mo.
LIBOR USD at 6.50% Cap + 0.90%),
5.52%, 07/25/49 ............... USD 746 $ 704,283
Series 2019-ATR2, Class A3, 3.50%,
07/25/49 .................... 1,596 1,436,889
CHL Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (1-mo. LIBOR
USD at 0.54% Floor and 11.50% Cap +
0.54%), 5.39%, 02/25/35
(a)
........ 165 142,857
Series 2005-17, Class 1A6, 5.50%, 09/25/35 236 215,156
Series 2005-HYB8, Class 2A1, 3.78%,
12/20/35
(a)
................... 518 464,290
CIM Trust, Series 2021-R6, Class A1, 1.42%,
07/25/61
(a)(b)
.................... 2,125 1,825,939
CMF plc
(a)
Series 2020-1, Class B, (Sterling Overnight
Index Average + 1.00%), 5.18%,
01/16/57
(d)
................... GBP 220 268,032
Series 2020-1, Class C, (Sterling Overnight
Index Average + 1.25%), 5.43%,
01/16/57
(d)
................... 105 127,733
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67
(a)(b)
........ USD 4,531 4,203,467
Credit Suisse Mortgage Capital Certificates,
Series 2022-ATH1, Class A1A, 2.87%,
01/25/67
(a)(b)
.................... 6,817 6,310,253
CSMC Trust
(a)(b)
Series 2013-HYB1, Class B2, 5.91%,
04/25/43 .................... 502 496,351
Series 2013-HYB1, Class B4, 5.91%,
04/25/43 .................... 1,583 1,540,721
Series 2015-1, Class A1, 2.50%, 01/25/45 5,729 4,938,631
Series 2019-RP10, Class A1, 3.00%,
12/26/59 .................... 2,737 2,739,100
Dutch Property Finance BV
(a)
Series 2021-1, Class B, (3-mo. EURIBOR +
1.10%), 3.57%, 07/28/58
(d)
........ EUR 740 776,297
Series 2021-2, Class B, (3-mo. EURIBOR +
0.80%), 3.27%, 04/28/59
(d)
........ 820 846,661
Series 2021-2, Class C, (3-mo. EURIBOR +
1.05%), 3.52%, 04/28/59
(d)
........ 503 513,945
Finsbury Square, Series 2021-1GRX, Class C,
(Sterling Overnight Index Average + 1.25%),
5.43%, 12/16/67
(a)(d)
............... GBP 1,045 1,219,443
Finsbury Square plc
(a)
Series 2021-2X, Class C, (Sterling Overnight
Index Average + 1.40%), 5.58%,
12/16/71
(d)
................... 371 431,779
Series 2021-2X, Class D, (Sterling Overnight
Index Average + 1.70%), 5.88%,
12/16/71
(d)
................... 200 227,547
Gemgarto plc, Series 2021-1X, Class C,
(Sterling Overnight Index Average + 1.30%),
5.48%, 12/16/67
(a)(d)
............... 218 261,329
GS Mortgage-Backed Securities Corp. Trust
(a)(b)
Series 2019-PJ1, Class B1, 4.08%, 08/25/49 USD 2,162 2,025,170
Series 2020-PJ4, Class A2, 3.00%, 01/25/51 3,556 3,038,983
Series 2022-PJ2, Class A4, 2.50%, 06/25/52 12,560 10,163,911
Harben Finance
(a)
Series 2017-1RX, Class C, (Sterling
Overnight Index Average + 1.15%),
5.33%, 09/28/55
(d)
.............. GBP 741 858,040
Series 2017-1RX, Class D, (Sterling
Overnight Index Average + 1.50%),
5.68%, 09/28/55
(d)
.............. 441 500,616

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b)(c)
... USD 2,969 $ 2,907,881
Hops Hill No. 1 plc
(a)
Series 1, Class C, (Sterling Overnight Index
Average + 1.85%), 6.03%, 05/27/54
(d)
. GBP 200 242,969
Series 1, Class D, (Sterling Overnight Index
Average + 2.35%), 6.53%, 05/27/54
(d)
. 100 120,752
JP Morgan Mortgage Trust
(a)(b)
Series 2021-3, Class A12, 5.50%, 07/25/51 USD 8,086 8,008,359
Series 2021-6, Class A12, 5.00%, 10/25/51 8,194 7,850,795
Series 2021-7, Class A12, 5.00%, 11/25/51 4,721 4,586,966
Series 2022-INV3, Class A3B, 3.00%,
09/25/52 .................... 8,172 6,942,301
Series 2022-LTV1, Class A1, 3.25%,
07/25/52 .................... 4,947 4,140,381
JPMorgan Mortgage Trust
(a)(b)
Series 2016-2, Class A1, 6.00%, 06/25/46 2,032 1,879,712
Series 2020-7, Class A3, 3.00%, 01/25/51 2,705 2,317,936
Series 2020-LTV1, Class A11, (1-mo. LIBOR
USD at 6.00% Cap + 1.00%), 5.62%,
06/25/50 .................... 496 485,237
Jubilee Place, Series 3, Class C, (3-mo.
EURIBOR + 1.60%), 3.94%, 01/17/59
(a)(d)
. EUR 201 205,165
Lanebrook Mortgage Transaction plc
(a)
Series 2020-1, Class C, (Sterling Overnight
Index Average + 2.25%), 6.43%,
06/12/57
(d)
................... GBP 370 449,186
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.25%), 5.46%,
07/20/58
(d)
................... 158 183,624
Mello Mortgage Capital Acceptance, Series
2022-INV2, Class A3, 3.00%, 04/25/52
(a)(b)
USD 10,103 8,531,530
MortgageIT Trust, Series 2004-1, Class A1, (1-
mo. LIBOR USD at 0.78% Floor and 11.50%
Cap + 0.78%), 5.63%, 11/25/34
(a)
...... 435 400,140
Mortimer BTL plc, Series 2021-1, Class C,
(Sterling Overnight Index Average + 1.45%),
5.63%, 06/23/53
(a)(d)
............... GBP 111 129,735
New Residential Mortgage Loan Trust
(a)(b)
Series 2016-3A, Class A1B, 3.25%,
09/25/56 .................... USD 1,132 1,031,265
Series 2018-1A, Class A1A, 4.00%,
12/25/57 .................... 4,121 3,900,991
Series 2020-1A, Class A1B, 3.50%,
10/25/59 .................... 9,721 8,942,950
OBX Trust, Series 2022-INV3, Class A1,
3.00%, 02/25/52
(a)(b)
............... 4,512 3,810,611
Polaris plc, Series 2022-1, Class E, (Sterling
Overnight Index Average + 3.40%), 7.58%,
10/23/59
(a)(d)
.................... GBP 538 633,683
PRPM LLC, Series 2023-1, Class A1, 6.88%,
02/25/28
(a)(b)
.................... USD 2,690 2,679,721
Residential Mortgage Securities 32 plc, Series
32X, Class C, (Sterling Overnight Index
Average + 2.20%), 6.38%, 06/20/70
(a)(d)
.. GBP 1,025 1,249,244
RMAC Securities No. 1 plc, Series 2007-
NS1X, Class A2A, (Sterling Overnight Index
Average + 0.27%), 4.45%, 06/12/44
(a)(d)
.. 304 358,100
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57 USD 3,922 3,766,110
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
11,337 10,888,168
Series 2019-4, Class MA, 3.00%, 02/25/59 11,759 11,032,044
Sequoia Mortgage Trust, Series 2017-CH1,
Class A2, 3.50%, 08/25/47
(a)(b)
........ 347 322,206
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b)(c)
........ 2,486 2,444,694
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Stanlington No. 2 plc
(a)
Series 2, Class C, (Sterling Overnight Index
Average at 8.00% Cap + 1.75%), 5.93%,
06/12/45
(d)
................... GBP 535 $ 635,974
Series 2, Class D, (Sterling Overnight Index
Average at 8.00% Cap + 2.20%), 6.38%,
06/12/45
(d)
................... 329 387,406
Series 2, Class E, (Sterling Overnight Index
Average at 8.00% Cap + 3.30%), 7.48%,
06/12/45
(d)
................... 450 511,001
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(a)(b)
USD 2,442 2,146,344
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (1-mo.
LIBOR USD at 0.30% Floor + 0.30%),
5.15%, 09/25/34
(a)
................ 501 419,855
Together Asset-Backed Securitisation plc,
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average + 1.25%), 5.46%,
07/12/63
(a)(d)
.................... GBP 108 127,212
Tower Bridge Funding plc
(a)
Series 2020-1, Class C, (Sterling Overnight
Index Average + 2.45%), 6.63%,
09/20/63
(d)
................... 145 178,654
Series 2020-1, Class D, (Sterling Overnight
Index Average + 3.45%), 7.63%,
09/20/63
(d)
................... 120 148,666
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.85%), 6.06%,
07/21/64
(d)
................... 365 444,383
Series 2021-1, Class D, (Sterling Overnight
Index Average + 2.15%), 6.36%,
07/21/64
(d)
................... 252 304,652
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.50%), 5.69%,
11/20/63
(d)
................... 140 166,306
Series 2021-2, Class D, (Sterling Overnight
Index Average + 1.80%), 5.99%,
11/20/63
(d)
................... 169 197,724
Twin Bridges plc
(a)
Series 2020-1, Class C, (Sterling Overnight
Index Average + 2.25%), 6.43%,
12/12/54
(d)
................... 395 483,510
Series 2020-1, Class D, (Sterling Overnight
Index Average + 3.00%), 7.18%,
12/12/54
(d)
................... 225 274,785
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.60%), 5.78%,
03/12/55
(d)
................... 436 515,921
Series 2021-1, Class D, (Sterling Overnight
Index Average + 2.10%), 6.28%,
03/12/55
(d)
................... 220 256,972
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.15%), 5.33%,
09/12/55
(d)
................... 435 503,176
Series 2021-2, Class D, (Sterling Overnight
Index Average + 1.50%), 5.68%,
09/12/55
(d)
................... 187 212,074
Series 2022-1, Class D, (Sterling Overnight
Index Average + 1.70%), 5.88%,
12/01/55
(d)
................... 365 410,419
Verus Securitization Trust, Series 2022-3, Class
A1, 4.13%, 02/25/67
(b)(c)
............ USD 8,677 8,112,941
Walsh Acceptance, Series 1997-2, Class A, (1-
mo. LIBOR USD at 2.00% Floor + 2.00%),
6.63%, 03/01/27
(a)(b)
............... 2 1,502

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
94
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage Backed Securities
Trust
(a)(b)
Series 2019-4, Class A2, 3.00%, 09/25/49 USD 821 $ 721,857
Series 2020-RR1, Class A1, 3.00%,
05/25/50 .................... 1,420 1,223,286
178,022,713
Commercial Mortgage-Backed Securities — 6.4%
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (1-mo. LIBOR USD at 1.15% Floor +
1.15%), 5.83%, 04/15/34
(a)(b)
......... 8,030 7,091,206
Atom Mortgage Securities DAC, Series 1X,
Class D, (Sterling Overnight Index Average
at 1.90% Floor + 1.90%), 6.11%, 07/22/31
(a)
(d)
........................... GBP 1,542 1,678,421
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class AF, (1-mo. LIBOR
USD at 1.00% Floor + 1.00%), 5.69%,
11/15/33 .................... USD 3,270 3,107,665
Series 2018-DSNY, Class A, (1-mo. LIBOR
USD at 0.85% Floor + 0.85%), 5.54%,
09/15/34 .................... 12,495 12,211,104
BANK
Series 2018-BN14, Class A2, 4.13%,
09/15/60 .................... 2,765 2,728,991
Series 2019-BN16, Class A2, 3.93%,
02/15/52 .................... 10,770 10,607,757
Series 2019-BN18, Class A2, 3.47%,
05/15/62 .................... 15,479 14,990,933
Bear Stearns Commercial Mortgage Securities
Trust, Series 2005-PW10, Class AJ, 5.62%,
12/11/40
(a)(e)
.................... —
(j)
1
BX Commercial Mortgage Trust, Series 2019-
XL, Class A, (1-mo. CME Term SOFR at
1.03% Floor + 1.03%), 5.86%, 10/15/36
(a)(b)
19,920 19,693,868
BX Trust
(a)(b)
Series 2021-SDMF, Class A, (1-mo. LIBOR
USD at 0.59% Floor + 0.59%), 5.27%,
09/15/34 .................... 7,130 6,880,400
Series 2021-VIEW, Class A, (1-mo. LIBOR
USD at 1.28% Floor + 1.28%), 5.96%,
06/15/36 .................... 3,450 3,268,494
Cassia SRL
(a)
Series 2022-1X, Class A, (3-mo. EURIBOR
at 2.50% Floor + 2.50%), 5.15%,
05/22/34
(d)
................... EUR 4,583 4,717,225
Series 2022-1X, Class B, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 6.15%,
05/22/34
(d)
................... 2,190 2,194,130
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%,
06/10/48 .................... USD 9,000 8,636,967
Series 2015-P1, Class A4, 3.46%, 09/15/48 13,173 12,647,447
Series 2016-P3, Class A2, 2.74%, 04/15/49 1,184 1,127,108
Commercial Mortgage Trust
Series 2013-CR13, Class A4, 4.19%,
11/10/46
(a)
................... 4,515 4,446,694
Series 2014-UBS5, Class ASB, 3.55%,
09/10/47 .................... 1,721 1,693,199
Series 2014-UBS6, Class ASB, 3.39%,
12/10/47 .................... 591 577,782
Series 2015-CR22, Class A3, 3.21%,
03/10/48 .................... 11,549 11,528,857
Series 2015-CR23, Class A4, 3.50%,
05/10/48 .................... 7,750 7,426,517
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-CR24, Class ASB, 3.45%,
08/10/48 .................... USD 3,181 $ 3,102,828
Series 2015-PC1, Class B, 4.30%,
07/10/50
(a)
................... 4,175 3,815,634
Credit Suisse Mortgage Capital Certificates
(b)
Series 2020-NET, Class A, 2.26%, 08/15/37 6,966 6,260,498
Series 2021-980M, Class A, 2.39%,
07/15/31 .................... 6,240 5,366,131
Series 2021-980M, Class C, 3.20%,
07/15/31 .................... 3,450 2,883,474
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 .... 2,458 2,351,803
Extended Stay America Trust, Series 2021-
ESH, Class A, (1-mo. LIBOR USD at 1.08%
Floor + 1.08%), 5.77%, 07/15/38
(a)(b)
.... 2,177 2,110,018
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class F, 5.52%, 05/03/32
(b)
..... 2,000 1,858,076
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-STAR, Class A, (1-mo. LIBOR
USD at 0.95% Floor + 0.95%), 5.63%,
12/15/36 .................... 12,850 12,379,166
Series 2023-FUN, Class A, (1-mo. CME
Term SOFR at 2.09% Floor + 2.09%),
6.75%, 03/15/28 ............... 5,890 5,875,337
Series 2023-FUN, Class B, (1-mo. CME
Term SOFR at 2.79% Floor + 2.79%),
7.45%, 03/15/28 ............... 5,065 5,052,390
GS Mortgage Securities Trust
Series 2011-GC5, Class AS, 5.16%,
08/10/44
(a)(b)
.................. 5,246 5,154,722
Series 2013-GC12, Class A4, 3.14%,
06/10/46 .................... 5,041 5,029,867
Series 2013-GC13, Class AAB, 3.72%,
07/10/46
(a)
................... —
(j)
86
Series 2014-GC24, Class AAB, 3.65%,
09/10/47 .................... 2,558 2,512,153
Series 2015-GS1, Class A3, 3.73%,
11/10/48 .................... 5,900 5,613,198
Haus European Loan Conduit No. 39 DAC,
Series 39X, Class C, (3-mo. EURIBOR at
1.40% Floor + 1.40%), 3.87%, 07/28/51
(a)(d)
EUR 841 761,331
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (1-mo. LIBOR USD at 1.15% Floor +
1.15%), 5.83%, 05/15/38
(a)(b)
......... USD 9,675 9,432,047
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C23, Class ASB, 3.66%,
09/15/47 ...................... 1,995 1,955,497
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50 8,404 8,127,732
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-C16, Class A4, 4.17%,
12/15/46 .................... 13,920 13,757,316
Series 2018-WPT, Class AFX, 4.25%,
07/05/33
(b)
................... 7,070 6,363,000
Series 2019-BKWD, Class A, (1-mo. LIBOR
USD at 1.00% Floor + 1.25%), 5.93%,
09/15/29
(a)(b)
.................. 1,604 1,482,707
Series 2022-OPO, Class D, 3.45%,
01/05/39
(a)(b)
.................. 1,000 732,912
KNDL Mortgage Trust, Series 2019-KNSQ,
Class D, (1-mo. LIBOR USD at 1.35% Floor
+ 1.35%), 6.03%, 05/15/36
(a)(b)
........ 2,972 2,898,661
Last Mile Logistics Pan Euro Finance DAC
(a)
Series 1X, Class C, (3-mo. EURIBOR at
1.40% Floor + 1.40%), 4.08%, 08/17/33
(d)
EUR 1,331 1,327,390

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 1X, Class D, (3-mo. EURIBOR at
1.90% Floor + 1.90%), 4.58%, 08/17/33
(d)
EUR 1,031 $ 1,008,340
Last Mile Securities PE DAC
(a)
Series 2021-1X, Class B, (3-mo. EURIBOR
at 1.20% Floor and 5.20% Cap + 1.20%),
3.88%, 08/17/31
(d)
.............. 939 952,123
Series 2021-1X, Class C, (3-mo. EURIBOR
at 1.60% Floor and 5.60% Cap + 1.60%),
4.28%, 08/17/31
(d)
.............. 1,061 1,054,580
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2013-C13, Class A4, 4.04%, 11/15/46 USD 11,900 11,722,463
Series 2014-C15, Class A4, 4.05%,
04/15/47 .................... 16,435 16,172,140
Series 2014-C18, Class ASB, 3.62%,
10/15/47 .................... 2,368 2,333,097
Series 2014-C19, Class ASB, 3.33%,
12/15/47 .................... 2,443 2,392,953
Series 2015-C24, Class A4, 3.73%,
05/15/48 .................... 15,544 14,922,248
Series 2015-C25, Class A5, 3.64%,
10/15/48 .................... 8,717 8,330,865
Morgan Stanley Capital I Trust
(a)(b)
Series 2018-BOP, Class A, (1-mo. LIBOR
USD at 0.85% Floor + 0.85%), 5.53%,
08/15/33 .................... 1,799 1,529,025
Series 2018-SUN, Class A, (1-mo. LIBOR
USD at 0.90% Floor + 0.90%), 5.58%,
07/15/35 .................... 1,300 1,274,641
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (1-mo. CME Term SOFR at
1.40% Floor + 1.40%), 6.22%, 03/15/39
(a)(b)
7,000 6,896,112
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (1-mo. LIBOR
USD at 0.95% Floor + 0.95%), 5.63%,
06/15/35
(a)(b)
.................... 2,529 2,448,918
Pearl Finance DAC
(a)
Series 2020-1, Class A2, (3-mo. EURIBOR
at 1.90% Floor + 1.90%), 4.58%,
11/17/32
(d)
................... EUR 1,128 1,190,881
Series 2020-1, Class B, (3-mo. EURIBOR at
2.50% Floor + 2.50%), 5.18%, 11/17/32
(d)
1,355 1,425,697
PKHL Commercial Mortgage Trust, Series
2021-MF, Class A, (1-mo. LIBOR USD at
0.88% Floor + 0.88%), 5.56%, 07/15/38
(a)(b)
USD 15,473 14,536,958
Ready Capital Mortgage Financing LLC, Series
2022-FL9, Class A, (1-mo. CME Term SOFR
at 2.47% Floor + 2.47%), 7.26%, 06/25/37
(a)
(b)
........................... 1,546 1,542,031
Sage AR Funding plc, Series 1X, Class C,
(Sterling Overnight Index Average + 2.15%),
6.35%, 11/17/30
(a)(d)
............... GBP 535 621,137
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.01%, 05/15/37
(a)(b)
............... USD 4,580 4,408,731
Taurus UK DAC
(a)
Series 2021-UK1X, Class B, (Sterling
Overnight Index Average at 1.30% Floor
+ 1.30%), 5.50%, 05/17/31
(d)
....... GBP 880 1,020,110
Series 2021-UK1X, Class C, (Sterling
Overnight Index Average at 1.65% Floor
+ 1.65%), 5.85%, 05/17/31
(d)
....... 536 610,702
Series 2021-UK1X, Class D, (Sterling
Overnight Index Average at 2.60% Floor
+ 2.60%), 6.80%, 05/17/31
(d)
....... 547 632,475
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-UK4X, Class D, (Sterling
Overnight Index Average at 2.10% Floor
+ 2.10%), 6.30%, 08/17/31
(d)
....... GBP 1,392 $ 1,572,051
UBS Commercial Mortgage Trust, Series 2019-
C18, Class A4, 3.04%, 12/15/52 ....... USD 283 246,702
Velocity Commercial Capital Loan Trust
(b)
Series 2018-1, Class A, 3.59%, 04/25/48 . 422 400,950
Series 2019-3, Class A, 3.03%, 10/25/49
(a)
2,533 2,405,904
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class ASB, 3.48%,
08/15/50 .................... 2,492 2,453,195
Series 2015-C27, Class A5, 3.45%,
02/15/48 .................... 10,140 9,701,953
Series 2015-C28, Class ASB, 3.31%,
05/15/48 .................... 2,266 2,202,301
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class ASB, 3.39%,
08/15/47 .................... 2,675 2,637,488
Series 2014-C21, Class ASBF, (1-mo.
LIBOR USD at 0.56% Floor + 0.56%),
5.27%, 08/15/47
(a)(b)
............. 692 690,120
Series 2014-C24, Class ASB, 3.32%,
11/15/47 .................... 3,084 3,012,101
375,807,732
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Commercial Mortgage Trust, Series 2015-
CR23, Class XA, 0.85%, 05/10/48
(a)
.... 29,403 401,910
Total Non-Agency Mortgage-Backed Securities — 9.4%
(Cost: $593,920,777) ............................. 554,232,355
U.S. Government Sponsored Agency Securities
Agency Obligations — 2.4%
Federal Farm Credit Bank Bonds
1.68%, 09/17/35 ................. 30,000 22,152,722
2.17%, 10/29/29 ................. 6,500 5,737,758
2.25%, 08/15/29 ................. 23,500 20,894,082
Federal Home Loan Bank Bonds
0.60%, 12/30/26 ................. 15,000 13,214,591
2.06%, 09/27/29 ................. 19,250 16,903,507
2.18%, 11/06/29 ................. 9,700 8,568,746
Federal Home Loan Mortgage Corp.
0.65%, 05/28/26 ................. 15,000 13,501,831
5.68%, 04/03/25 ................. 16,000 16,022,602
Federal National Mortgage Association
0.74%, 08/25/27 ................. 15,000 13,032,035
0.81%, 09/25/28 ................. 15,000 12,724,932
142,752,806
Collateralized Mortgage Obligations — 2.0%
Federal Home Loan Mortgage Corp.
Series 3710, Class MG, 4.00%, 08/15/25
(c)
165 163,208
Series 3959, Class MA, 4.50%, 11/15/41 . 831 826,836
Series 3986, Class M, 4.50%, 09/15/41 .. 280 277,982
Series 4459, Class BN, 3.00%, 08/15/43 . 4,043 3,746,072
Series 4569, Class JA, 3.00%, 03/15/42 . 3,897 3,778,296
Series 4752, Class PL, 3.00%, 09/15/46 . 5,479 5,194,975
Series 4941, Class MB, 3.00%, 07/25/49 . 4,650 4,217,894
Series 5000, Class MA, 2.00%, 06/25/44 . 3,604 3,270,387
Series 5006, Class KA, 2.00%, 06/25/45 . 10,182 9,143,095
Series 5105, Class LA, 1.50%, 04/15/44 . 28,458 26,818,940
Federal Home Loan Mortgage Corp. STACR
Trust Variable Rate Notes, Series 2019-
FTR2, Class M1, (1-mo. LIBOR USD +
0.95%), 5.80%, 11/25/48
(a)(b)
......... 362 360,093

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
96
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association
(c)
Series 2011-48, Class MG, 4.00%, 06/25/26 USD 408 $ 401,668
Series 2011-84, Class MG, 4.00%, 09/25/26 547 538,380
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 1997-20, Class FB, 2.61%, 03/25/27 6 5,651
Series 2022-65, Class FB, (SOFR 30 Day
Average at 0.80% Floor and 6.00% Cap
+ 0.80%), 5.36%, 09/25/52 ........ 47,702 46,609,612
Government National Mortgage Association
Series 2013-131, Class PA, 3.50%, 06/16/42 686 672,459
Series 2017-136, Class GB,
3.00%, 03/20/47 ............... 3,823 3,551,622
Series 2018-36, Class AM, 3.00%, 07/20/45 9,435 9,068,208
118,645,378
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates,
Series KIR2, Class A1, 2.75%, 03/25/27 . 4,320 4,165,418
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K121, Class X1,
1.02%, 10/25/30 ................. 11,868 696,290
Government National Mortgage Association
Variable Rate Notes, Series 2012-120,
0.64%, 02/16/53 ................. 10,110 161,120
857,410
Mortgage-Backed Securities — 5.4%
Federal Home Loan Mortgage Corp.
3.00%, 02/01/36 ................. 2,550 2,392,452
4.00%, 02/01/34 - 06/01/37 .......... 13,950 13,787,689
4.50%, 07/01/47 ................. 764 764,374
4.50%, 03/01/49
(k)
................ 42,798 42,461,091
(12-mo. LIBOR USD at 1.63% Floor and
7.97% Cap + 1.63%), 5.63%, 10/01/45
(a)
1,136 1,156,233
Federal National Mortgage Association Variable
Rate Notes
(a)
(12-mo. LIBOR USD at 1.59% Floor and
7.97% Cap + 1.59%), 2.97%, 06/01/45 1,469 1,424,269
(12-mo. LIBOR USD at 1.75% Floor and
8.68% Cap + 1.75%), 3.69%, 09/01/42 1,592 1,605,421
(12-mo. LIBOR USD at 1.58% Floor and
7.88% Cap + 1.58%), 5.01%, 09/01/45 2,080 2,119,715
(12-mo. LIBOR USD at 1.59% Floor and
7.90% Cap + 1.59%), 5.59%, 11/01/45 125 127,108
Uniform Mortgage-Backed Securities
1.50%, 07/01/31 ................. 21,629 19,830,741
2.50%, 12/01/27 - 04/01/32 .......... 20,899 19,771,384
3.00%, 12/01/26 - 09/01/35 .......... 28,745 27,403,109
3.00%, 04/25/53
(l)
................ 129,545 116,235,491
3.50%, 04/01/34 ................. 2,154 2,094,768
4.00%, 04/01/26 - 03/01/38 .......... 16,574 16,365,710
4.50%, 03/01/47 - 01/01/50 .......... 35,973 36,065,043
5.50%, 04/25/53
(l)
................ 16,246 16,410,046
320,014,644
Total U.S. Government Sponsored Agency Securities — 9.9%
(Cost: $601,201,350) ............................. 586,435,656
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
0.75%, 12/31/23 ................. USD 225,000 $ 218,416,993
0.88%, 01/31/24 ................. 200,000 193,679,688
1.50%, 02/29/24 ................. 150,000 145,798,828
3.50%, 09/15/25 ................. 168,560 166,946,829
4.25%, 10/15/25 ................. 127,410 128,395,437
4.00%, 12/15/25 - 02/15/26 .......... 186,770 187,518,529
3.88%, 01/15/26 ................. 275,245 275,331,014
4.63%, 03/15/26 ................. 136,680 139,798,012
Total U.S. Treasury Obligations — 24.5%
(Cost: $1,449,318,774) ........................... 1,455,885,330
Total Long-Term Investments — 93.4%
(Cost: $5,695,783,416) ........................... 5,542,756,486
Short-Term Securities
Certificates of Deposit — 0.5%
Domestic — 0.5%
Citibank NA, 5.00%, 09/21/23 .......... 30,000 29,932,441
Total Certificates of Deposit — 0.5%
(Cost: $30,000,000) .............................. 29,932,441
Commercial Paper — 2.5%
(m)
AT&T, Inc., 5.93%
,
02/21/24 ........... 20,000 18,969,769
Enel Finance America LLC
4.76%, 08/09/23 ................. 5,000 4,885,157
5.26%, 08/18/23 ................. 21,000 20,483,050
5.54%, 09/01/23 ................. 25,000 24,321,437
General Motors Financial Co., Inc., 5.73%
,
04/13/23
(b)
..................... 6,000 5,988,042
HSBC USA, Inc.
4.01%, 06/14/23 ................. 24,325 24,069,081
4.50%, 08/23/23 ................. 8,600 8,418,838
NatWest Markets plc, 5.74%
,
02/26/24 .... 30,000 28,450,113
Societe Generale SA, 5.70%
,
03/06/24 .... 15,000 14,309,820
Total Commercial Paper — 2.5%
(Cost: $150,252,412) ............................. 149,895,307
Shares
Shares
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70%
(i)(n)
................. 17,345,909 17,345,909
Total Money Market Funds — 0.3%
(Cost: $17,345,909) .............................. 17,345,909
Par (000)
Pa r (000)
U.S. Treasury Obligations — 5.0%
U.S. Treasury Bills
(m)
4.95%, 01/25/24 ................. 157,000 151,286,329

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
5.05%, 02/22/24 ................. USD 150,000 $ 143,990,886
Total U.S. Treasury Obligations — 5.0%
(Cost: $294,285,399) ............................. 295,277,215
Total Short-Term Securities — 8.3%
(Cost: $491,883,720) ............................. 492,450,872
Total Investments Before TBA Sale Commitments — 101.7%
(Cost: $6,187,667,136 ) ........................... 6,035,207,358
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
Mortgage-Backed Securities — (2.2)%
Uniform Mortgage-Backed Securities
(l)
3.00% ,  04/25/53 ................. USD (129,545) $ (116,235,491)
5.50% ,  04/25/53 ................. (16,246) (16,410,046)
Total TBA Sale Commitments — (2.2)%
(Proceeds: $(131,883,705)) ........................ (132,645,537)
Total Investments Net of TBA Sale Commitments — 99.5%
(Cost: $6,055,783,431 ) ........................... 5,902,561,821
Other Assets Less Liabilities — 0.5% ................... 29,965,164
Net Assets — 100.0% ..............................
$ 5,932,526,985
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Non-income producing security.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Affiliate of the Fund.
(j)
Rounds to less than 1,000.
(k)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(l)
Represents or includes a TBA transaction.
(m)
Rates are discount rates or a range of discount rates as of period end.
(n)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Par/Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 119,082,389 $ — $ (101,736,480)
(a)
$ — $ — $ 17,345,909 17,345,909 $ 1,953,565 $ —
BlackRock Capital Finance LP,
Series 1997-R2, Class AP ... 14,139 — — — (14,139) — 15,614 263 —
$ — $ (14,139) $ 17,345,909 $ 1,953,828 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
98
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Schatz ............................................................. 271 06/08/23 $ 31,064 $ 281,916
U.S. Treasury 2 Year Note .................................................... 12,132 06/30/23 2,506,490 21,778,231
22,060,147
Short Contracts
Euro- Bobl ............................................................... 860 06/08/23 109,943 (2,438,350)
Euro-Bund .............................................................. 7 06/08/23 1,031 (36,581)
Japan 10 Year Bond ........................................................ 112 06/13/23 124,944 (2,490,683)
U.S. Treasury 10 Year Note ................................................... 1,009 06/21/23 116,098 738,914
U.S. Treasury 10 Year Ultra Note ............................................... 718 06/21/23 87,069 (2,642,901)
U.S. Treasury Long Bond ..................................................... 371 06/21/23 48,740 (1,688,767)
U.S. Treasury Ultra Bond ..................................................... 66 06/21/23 9,349 (468,826)
U.S. Treasury 5 Year Note .................................................... 5,813 06/30/23 637,386 (6,497,061)
(15,524,255)
$ 6,535,892
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 343,993 USD 368,457 Standard Chartered Bank 06/14/23 $ 6,138
EUR 4,875,000 USD 5,225,990 Commonwealth Bank of Australia 06/21/23 84,758
EUR 4,629,000 USD 5,012,227 JPMorgan Chase Bank NA 06/21/23 30,533
USD 1,178,210 JPY 154,560,000 Deutsche Bank AG 06/21/23 455
121,884
USD 373,042 EUR 343,993 Morgan Stanley & Co. International plc 06/14/23 (1,553)
EUR 1,095,000 USD 1,198,809 State Street Bank and Trust Co. 06/21/23 (5,934)
USD 6,761,235 CAD 9,288,000 HSBC Bank plc 06/21/23 (120,074)
USD 6,458,077 EUR 5,991,000 Bank of America NA 06/21/23 (68,424)
USD 91,111,452 EUR 84,337,542 Toronto Dominion Bank 06/21/23 (764,533)
USD 144,031,103 EUR 133,490,958 UBS AG 06/21/23 (1,391,837)
USD 34,150,672 GBP 28,304,000 Deutsche Bank AG 06/21/23 (819,758)
(3,172,113)
$ (3,050,229)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 40.V1 ..................... 5.00 % Quarterly 06/20/28 USD 7,280 $ (121,453) $ 7,265 $ (128,718)
Markit CDX North American Investment Grade
Index Series 40.V1 ................ 1.00 Quarterly 06/20/28 USD 124,350 (1,463,658) (915,802) (547,856)
$ (1,585,111) $ (908,537) $ (676,574)

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Categorized by Risk Exposure
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.35% Annual 04/05/23
(a)
12/31/24 USD 159,730 $ 394,505 $ 26,769 $ 367,736
3.59% Annual 1-day SOFR Annual 04/05/23
(a)
05/31/27 USD 159,730 (849,322) 5,789 (855,111)
$ (454,817) $ 32,558 $ (487,375)
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4.87%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 39,823 $ (915,802) $ 367,736 $ (1,531,685) $ —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 22,799,061 $ — $ 22,799,061
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 121,884 — — 121,884
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 367,736 — 367,736
$ — $ — $ — $ 121,884 $ 23,166,797 $ — $ 23,288,681
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 16,263,169 $ — $ 16,263,169
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 3,172,113 — — 3,172,113
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 676,574 — — 855,111 — 1,531,685
$ — $ 676,574 $ — $ 3,172,113 $ 17,118,280 $ — $ 20,966,967
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
100
Schedule of Investments
(unaudited) (continued)
March 31, 2023
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ (24,274,524) $ — $ (24,274,524)
Forward foreign currency exchange contracts .... — — — (20,500,627) — — (20,500,627)
Swaps .............................. — (1,232,481) — — 487,330 — (745,151)
$ — $ (1,232,481) $ — $ (20,500,627) $ (23,787,194) $ — $ (45,520,302)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ 6,152,758 $ — $ 6,152,758
Forward foreign currency exchange contracts .... — — — (10,671,751) — — (10,671,751)
Swaps .............................. — (909,948) — — (2,749,895) — (3,659,843)
$ — $ (909,948) $ — $ (10,671,751) $ 3,402,863 $ — $ (8,178,836)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,650,681,929
Average notional value of contracts — short ................................................................................. $ 1,131,196,460
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 331,727,359
Average amounts sold — in USD ........................................................................................ $ 15,099,168
Credit default swaps
Average notional value — buy protection ................................................................................... $ 108,755,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 159,730,000
Average notional value — receives fixed rate ................................................................................ $ 159,730,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 2,023,725 $ 1,977,090
Forward foreign currency exchange contracts ................................................................. 121,884 3,172,113
Swaps — centrally cleared .............................................................................. — 489,384
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 2,145,609 $ 5,638,587
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,023,725) (2,466,474)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 121,884 $ 3,172,113
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Commonwealth Bank of Australia ..................... $ 84,758 $ — $ — $ — $ 84,758
Deutsche Bank AG ............................... 455 (455) — — —
JPMorgan Chase Bank NA .......................... 30,533 — — — 30,533
Standard Chartered Bank ........................... 6,138 — — — 6,138
$ 121,884 $ (455) $ — $ — $ 121,429

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA .............................. $ 68,424 $ — $ — $ — $ 68,424
Deutsche Bank AG ............................... 819,75 8 (455) — — 819,30 3
HSBC Bank plc .................................. 120,074 — — — 120,074
Morgan Stanley & Co. International plc .................. 1,553 — — — 1,553
State Street Bank and Trust Co. ...................... 5,934 — — — 5,934
Toronto Dominion Bank ............................ 764,533 — — — 764,533
UBS AG ...................................... 1,391,83 7 — — — 1,391,83 7
$ 3,172,113 $ (455) $ — $ — $ 3,171,658
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 1,097,778,111 $ 6,369,482 $ 1,104,147,593
Corporate Bonds ........................................ — 1,799,858,936 — 1,799,858,936
Floating Rate Loan Interests ................................. — 33,795 — 33,795
Foreign Agency Obligations ................................. — 42,162,821 — 42,162,821
Non-Agency Mortgage-Backed Securities ........................ — 554,232,354 1 554,232,355
U.S. Government Sponsored Agency Se curities .................... — 586,435,656 — 586,435,656
U.S. Treasury Obligations ................................... — 1,455,885,330 — 1,455,885,330
Short-Term Securities
Certificates of Deposit ..................................... — 29,932,441 — 29,932,441
Commercial Paper ....................................... — 149,895,307 — 149,895,307
Money Market Funds ...................................... 17,345,909 — — 17,345,909
U.S. Treasury Obligations ................................... — 295,277,215 — 295,277,215
Liabilities
Investments
TBA Sale Commitments .................................... — (132,645,537) — (132,645,537)
$ 17,345,909 $ 5,878,846,429 $ 6,369,483 $ 5,902,561,821
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 121,884 $ — $ 121,884
Interest rate contracts ....................................... 22,799,061 367,736 — 23,166,797
Liabilities
Credit contracts ........................................... — (676,574) — (676,574)
Foreign currency exchange contracts ............................ — (3,172,113) — (3,172,113)
Interest rate contracts ....................................... (16,263,169) (855,111) — (17,118,280)
$ 6,535,892 $ (4,214,178) $ — $ 2,321,714
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)
March 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders
102
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
ASSETS
Investments, at value — unaffiliated
(b) (c)
......................................................... $ 3,786,580,719 $ 17,501,335,978 $ 6,017,861,449
Investments, at value — affiliated
(d)
............................................................ 230,492,083 329,766,779 17,345,909
Cash   ............................................................................... — 13,824,510 2,042,714
Cash pledged:
Collateral — exchange-traded options written .................................................... — 875,000 —
Collateral — OTC derivatives .............................................................. — 3,240,000 —
Futures contracts ...................................................................... 7,891,520 28,425,000 13,575,000
Centrally cleared swaps .................................................................. 1,174,778 10,963,000 11,512,000
Foreign currency, at value
(e)
................................................................. 5,134,324 1,495,563 1,195,239
Receivables: – – –
Investments sold ...................................................................... 51,371,255 18,285,332 148,554,641
Securities lending income — affiliated ........................................................ — 11,361 —
Swaps   ............................................................................ 554 — 131
TBA sale commitments .................................................................. 238,416,853 — 131,883,705
Capital shares sold ..................................................................... 9,514,089 119,404,861 7,027,710
Dividends — unaffiliated ................................................................. — 185,520 —
Dividends — affiliated ................................................................... 922,193 1,486,704 121,460
Interest — unaffiliated ................................................................... 22,509,552 272,183,121 33,246,867
From the Manager ..................................................................... 284,206 — 45,973
Variation margin on futures contracts ......................................................... 1,596,524 — 2,023,725
Variation margin on centrally cleared swaps .................................................... 7,063 1,024,780 —
Swap premiums paid ..................................................................... 471,222 315,266 —
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... 365,954 10,667 121,884
OTC swaps .......................................................................... 1,064,382 23,274,954 —
Prepaid expenses ....................................................................... 161,343 990,585 183,616
Total assets ...........................................................................
4,357,958,614 18,327,098,981 6,386,742,023
LIABILITIES
Investments sold short, at value
(f)
............................................................. — 3,337 —
Bank overdraft .......................................................................... 329,831 — —
Cash received:
Collateral — OTC derivatives .............................................................. 450,000 3,841,000 —
Collateral — TBA commitments ............................................................. 1,690,000 — —
Collateral on securities loaned ............................................................... — 1,342,426 —
Options written, at value
(g)
.................................................................. 11,062,378 737,358 —
TBA sale commitments, at value
(h)
............................................................ 240,318,197 — 132,645,537
Payables: – – –
Investments purchased .................................................................. 502,052,944 126,463,782 292,743,861
Swaps   ............................................................................ — 209,125 —
Accounting services fees ................................................................. 68,646 265,730 119,344
Administration fees ..................................................................... 211,838 1,541,101 349,054
Capital shares redeemed ................................................................. 5,980,763 120,086,319 15,914,548
Custodian fees ........................................................................ 39,285 79,381 59,850
Deferred foreign capital gain tax ............................................................ 3 — —
Income dividend distributions .............................................................. 1,877,093 9,833,825 2,023,285
Investment advisory fees ................................................................. 1,797,181 12,041,687 2,788,409
Trustees' and Officer's fees ............................................................... 3,465 209,722 80,901
Other affiliate fees ..................................................................... — 90,111 873
Professional fees ...................................................................... 54,836 241,721 81,904
Registration fees ...................................................................... — — 193,137
Service and distribution fees ............................................................... 94,282 413,070 211,246
Transfer agent fees .................................................................... 776,255 4,713,347 1,318,320
Other accrued expenses ................................................................. 15,847 124,569 46,182
Variation margin on futures contracts ......................................................... 382,015 6,914,063 1,977,090
Variation margin on centrally cleared swaps .................................................... — — 489,384
Swap premiums received .................................................................. 409,974 5,552,102 —
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... 892,681 5,227,379 3,172,113
OTC swaps .......................................................................... 1,011,703 1,104,313 —
Total liabilities ..........................................................................
769,519,217 301,035,468 454,215,038
NET ASSETS ..........................................................................
$ 3,588,439,397 $ 18,026,063,513 $ 5,932,526,985

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2023
103
Financial Statements
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 4,127,587,899 $ 20,160,787,040 $ 6,568,648,068
Accumulated loss ....................................................................... (539,148,502) (2,134,723,527) (636,121,083)
NET ASSETS ..........................................................................
$ 3,588,439,397 $ 18,026,063,513 $ 5,932,526,985
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated .......................................................... $ 4,016,007,980 $ 18,706,757,018 $ 6,170,305,684
(c)
  Securities loaned, at value ................................................................ $ — $ 1,298,880 $ —
(d)
  Investments, at cost — affiliated ............................................................ $ 230,492,083 $ 329,766,187 $ 17,361,452
(e)
  Foreign currency, at cost ................................................................. $ 5,071,449 $ 1,490,054 $ 1,203,663
(f)
  Proceeds received from short sales ......................................................... $ — $ 5,919 $ —
(g)
  Premiums received .................................................................... $ 13,393,969 $ 4,227,852 $ —
(h)
  Proceeds received from TBA sale commitments ................................................. $ 238,416,853 $ — $ 131,883,705

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders
104
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
NET ASSET VALUE
Institutional
Net assets ...........................................................................
$ 2,526,500,398 $ 10,264,018,020 $ 4,337,326,168
Shares outstanding ....................................................................
298,976,403 1,511,287,129 484,840,646
Net asset value .......................................................................
$ 8.45 $ 6.79 $ 8.95
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.001
Service
Net assets ...........................................................................
— $ 87,592,356 —
Shares outstanding ....................................................................
— 12,890,089 —
Net asset value .......................................................................
— $ 6.80 —
Shares authorized .....................................................................
— Unlimited —
Par value ...........................................................................
$ — $ 0.001 $ —
Investor A
Net assets ...........................................................................
$ 371,340,622 $ 1,109,940,995 $ 797,218,695
Shares outstanding ....................................................................
43,882,338 163,503,645 89,143,954
Net asset value .......................................................................
$ 8.46 $ 6.79 $ 8.94
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.001
Investor A1
Net assets ...........................................................................
— — $ 4,950,011
Shares outstanding ....................................................................
— — 553,072
Net asset value .......................................................................
— — $ 8.95
Shares authorized .....................................................................
— — Unlimited
Par value ...........................................................................
$ — $ — $ 0.001
Investor C
Net assets ...........................................................................
$ 14,954,534 $ 87,138,256 $ 30,724,783
Shares outstanding ....................................................................
1,775,429 12,814,477 3,437,341
Net asset value .......................................................................
$ 8.42 $ 6.80 $ 8.94
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.001
Class K
Net assets ...........................................................................
$ 674,512,316 $ 6,383,034,159 $ 759,710,643
Shares outstanding ....................................................................
79,566,386 939,359,714 84,996,220
Net asset value .......................................................................
$ 8.48 $ 6.80 $ 8.94
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.001
Class R
Net assets ...........................................................................
$ 1,131,527 $ 94,339,727 $ 2,596,685
Shares outstanding ....................................................................
133,658 13,894,343 290,390
Net asset value .......................................................................
$ 8.47 $ 6.79 $ 8.94
Shares authorized .....................................................................
Unlimited Unlimited Unlimited
Par value ...........................................................................
$ 0.001 $ 0.001 $ 0.001

Statements of Operations
(unaudited)

Six Months Ended March 31, 2023
105
Financial Statements
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ — $ 2,528,342 $ —
Dividends — affiliated ................................................................... 4,692,697 18,274,958 1,953,565
Interest — affiliated .................................................................... — — 263
Interest — unaffiliated ................................................................... 58,264,449 629,812,308 117,576,764
Securities lending income — affiliated — net ................................................... — 253,684 —
Foreign taxes withheld .................................................................. (954) — —
Total investment income ...................................................................
62,956,192 650,869,292 119,530,592
EXPENSES
Investment advisory .................................................................... 5,742,362 38,296,171 8,865,304
Transfer agent — class specific ............................................................ 1,550,737 7,128,049 1,839,314
Administration ....................................................................... 638,978 3,062,316 1,100,593
Service and distribution — class specific ...................................................... 529,452 2,212,010 1,260,307
Administration — class specific ............................................................ 340,199 1,871,178 619,754
Accounting services .................................................................... 125,914 537,471 159,563
Professional ......................................................................... 82,090 153,906 73,372
Registration ......................................................................... 71,362 328,239 154,389
Custodian ........................................................................... 58,119 141,980 59,764
Printing and postage ................................................................... 19,949 7,670 1,534
Trustees and Officer .................................................................... 17,743 82,553 33,463
Miscellaneous ........................................................................ 44,402 159,435 75,615
Total expenses .........................................................................
9,221,307 53,980,978 14,242,972
Less: – – –
Administration fees waived by the Manager — class specific ......................................... (340,199) (41,995) (593,174)
Fees waived and/or reimbursed by the Manager ................................................. (338,759) (696,453) (38,483)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............................ (857,168) (56) (153,085)
Total expenses after fees waived and/or reimbursed ................................................
7,685,181 53,242,474 13,458,230
Net investment income ....................................................................
55,271,011 597,626,818 106,072,362
REALIZED AND UNREALIZED GAIN (LOSS) $ 140,207,893 $ 871,598,445 $ 86,894,937
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ (91,158,275) $ (505,921,130) $ (180,245,901)
Investments — affiliated ............................................................... — 337,943 —
Forward foreign currency exchange contracts ................................................. (334,406) (21,208,548) (20,500,627)
Foreign currency transactions ........................................................... 380,497 254,844 (1,462,362)
Futures contracts .................................................................... 8,989,369 5,602,173 (24,274,524)
Options written ..................................................................... (13,600,048) 6,002,673 —
Swaps   .......................................................................... 389,332 (29,819,433) (745,151)
(95,333,531) (544,751,478) (227,228,565)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
............................................................ 211,090,599 1,376,056,136 321,837,612
Investments — affiliated ............................................................... — (3,271) (14,139)
Forward foreign currency exchange contracts ................................................. (1,918,381) (12,856,781) (10,671,751)
Foreign currency translations ............................................................ 343,981 473,945 478,865
Futures contracts .................................................................... 11,197,747 (50,299,813) 6,152,758
Options written ..................................................................... 14,177,138 3,541,837 —
Short sales — unaffiliated .............................................................. — (307) —
Swaps   .......................................................................... 650,340 99,438,177 (3,659,843)
235,541,424 1,416,349,923 314,123,502
Net realized and unrealized gain .............................................................
140,207,893 871,598,445 86,894,937
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 195,478,904 $ 1,469,225,263 $ 192,967,299
(a)
  Consolidated Statement of Operations.
(b)
N et of increase in deferred foreign capital gain tax of .............................................. $ (3) $ — $ —
See notes to financial statements.

Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report to Shareholders
106
See notes to financial statements.
BlackRock Core Bond Portfolio
Six Months Ended
03/31/23
(unaudited)
Year Ended
09/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 55,271,011 $ 68,444,359
Net realized loss ...................................................................................... (95,333,531) (195,629,508)
Net change in unrealized appreciation (depreciation) .............................................................. 235,541,424 (507,920,126)
Net increase (decrease) in net assets resulting from operations .........................................................
195,478,904 (635,105,275)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income and net realized gain:
  Institutional ......................................................................................... (40,408,835) (62,446,394)
  Investor A .......................................................................................... (5,688,251) (8,948,162)
  Investor C .......................................................................................... (175,527) (291,649)
  Class K ............................................................................................ (10,902,723) (19,159,824)
  Class R ............................................................................................ (15,025) (23,765)
Return of capital: – –
  Institutional ......................................................................................... — (5,461,539)
  Investor A .......................................................................................... — (782,603)
  Investor C .......................................................................................... — (25,508)
  Class K ............................................................................................ — (1,675,711)
  Class R ............................................................................................ — (2,079)
Decrease in net assets resulting from distributions to shareholders .......................................................
(57,190,361) (98,817,234)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...............................................
141,167,661 (280,887,706)
NET ASSETS
Total increase (decrease) in net assets ......................................................................... 279,456,204 (1,014,810,215)
Beginning of period ......................................................................................
3,308,983,193 4,323,793,408
End of period ..........................................................................................
$ 3,588,439,397 $ 3,308,983,193
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock High Yield Bond Portfolio
(a)
BlackRock Low Duration Bond Portfolio
Six Months Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Six Months Ended
03/31/23
(unaudited)
Year Ended
09/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 597,626,818 $ 1,055,071,550 $ 106,072,362 $ 121,837,897
Net realized loss ........................................................ (544,751,478) (296,171,535) (227,228,565) (134,613,179)
Net change in unrealized appreciation (depreciation) ................................ 1,416,349,923 (3,662,640,813) 314,123,502 (532,528,590)
Net increase (decrease) in net assets resulting from operations ...........................
1,469,225,263 (2,903,740,798) 192,967,299 (545,303,872)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income and net realized gain:
  Institutional ........................................................... (346,172,614) (648,420,024) (121,596,098) (105,334,082)
  Service .............................................................. (2,663,024) (5,525,246) — —
  Investor A ............................................................ (34,344,443) (63,032,833) (22,441,963) (17,313,124)
  Investor A1 ........................................................... — — (132,011) (101,876)
  Investor C ............................................................ (2,519,381) (5,550,480) (735,420) (353,906)
  Class K .............................................................. (214,408,398) (377,264,057) (21,570,800) (16,803,485)
  Class R .............................................................. (2,730,142) (4,748,562) (64,278) (31,797)
Return of capital: – – – –
  Institutional ........................................................... — (28,490,662) — —
  Service .............................................................. — (242,772) — —
  Investor A ............................................................ — (2,769,574) — —
  Investor C ............................................................ — (243,880) — —
  Class K .............................................................. — (16,576,451) — —
  Class R .............................................................. — (208,645) — —
Decrease in net assets resulting from distributions to shareholders .........................
(602,838,002) (1,153,073,186) (166,540,570) (139,938,270)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .........................
(545,822,200) (2,128,992,022) (658,401,263) (1,349,659,595)
NET ASSETS
Total increase (decrease) in net assets ........................................... 320,565,061 (6,185,806,006) (631,974,534) (2,034,901,737)
Beginning of period ........................................................
17,705,498,452 23,891,304,458 6,564,501,519 8,599,403,256
End of period ............................................................
$ 18,026,063,513 $ 17,705,498,452 $ 5,932,526,985 $ 6,564,501,519
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi - Annual Report to Shareholders
108
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Institutional
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ................
$ 8.12  $ 9.88  $ 10.43  $ 9.92  $ 9.25  $ 9.65
Net investment income
(a)
........................
0.14  0.17  0.14  0.20  0.28  0.25
Net realized and unrealized gain (loss) ...............
0.33  (1.69) (0.14) 0.53  0.68  (0.39)
Net increase (decrease) from investment operations ....... 0.47  (1.52) (0.00) 0.73  0.96  (0.14)
Distributions
(b)
– – – – – –
From net investment income .....................
(0.14) (0.16) (0.19) (0.22) (0.29) (0.26)
From net realized gain ..........................
—  (0.06) (0.36) —  —  —
Return of capital .............................. —  (0.02) —  —  —  —
Total distributions .............................. (0.14) (0.24) (0.55) (0.22) (0.29) (0.26)
Net asset value, end of period ..................... $ 8.45  $ 8.12  $ 9.88  $ 10.43  $ 9.92  $ 9.25
Total Return
(c)
— — — — — —
Based on net asset value ......................... 5.83%
(d)
(15.67)% (0.04)% 7.42% 10.52% (1.50)%
Ratios to Average Net Assets
(e)
Total expenses ................................
0.53%
(f)
0.54% 0.53% 0.54% 0.60% 0.62%
Total expenses after fees waived and/or reimbursed .......
0.43%
(f)
0.44% 0.44% 0.43% 0.51% 0.54%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .......................
0.43%
(f)
0.44% 0.44% 0.43% 0.43% 0.44%
Net investment income ..........................
3.27%
(f)
1.82% 1.35% 1.98% 2.94% 2.61%
Supplemental Data
Net assets, end of period (000) ..................... $ 2,526,500  $ 2,350,703  $ 2,892,879  $ 2,608,893  $ 1,935,102  $ 1,762,677
Portfolio turnover rate
(g)
........................... 207% 533% 585% 692% 684% 658%
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ...............................
155% 337% 387% 488% 481% 455%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
109
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Investor A
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ................
$ 8.13  $ 9.89  $ 10.44  $ 9.93  $ 9.26  $ 9.66
Net investment income
(a)
........................
0.12  0.14  0.11  0.18  0.26  0.22
Net realized and unrealized gain (loss) ...............
0.34  (1.69) (0.14) 0.52  0.67  (0.39)
Net increase (decrease) from investment operations ....... 0.46  (1.55) (0.03) 0.70  0.93  (0.17)
Distributions
(b)
– – – – – –
From net investment income .....................
(0.13) (0.13) (0.16) (0.19) (0.26) (0.23)
From net realized gain ..........................
—  (0.06) (0.36) —  —  —
Return of capital .............................. —  (0.02) —  —  —  —
Total distributions .............................. (0.13) (0.21) (0.52) (0.19) (0.26) (0.23)
Net asset value, end of period ..................... $ 8.46  $ 8.13  $ 9.89  $ 10.44  $ 9.93  $ 9.26
Total Return
(c)
— — — — — —
Based on net asset value ......................... 5.69%
(d)
(15.86)% (0.29)% 7.15% 10.24% (1.74)%
Ratios to Average Net Assets
(e)
Total expenses ................................
0.77%
(f)
0.81% 0.80% 0.81% 0.93% 0.97%
Total expenses after fees waived and/or reimbursed .......
0.68%
(f)
0.69% 0.69% 0.68% 0.76% 0.79%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .......................
0.68%
(f)
0.69% 0.69% 0.68% 0.68% 0.69%
Net investment income ..........................
3.02%
(f)
1.56% 1.10% 1.75% 2.69% 2.36%
Supplemental Data
Net assets, end of period (000) ..................... $ 371,341  $ 358,179  $ 451,800  $ 532,706  $ 492,426  $ 427,610
Portfolio turnover rate
(g)
........................... 207% 533% 585% 692% 684% 658%
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ...............................
155% 337% 387% 488% 481% 455%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi - Annual Report to Shareholders
110
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Investor C
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ................
$ 8.09  $ 9.84  $ 10.40  $ 9.89  $ 9.22  $ 9.62
Net investment income
(a)
........................
0.09  0.07  0.04  0.10  0.19  0.15
Net realized and unrealized gain (loss) ...............
0.34  (1.68) (0.16) 0.53  0.67  (0.39)
Net increase (decrease) from investment operations ....... 0.43  (1.61) (0.12) 0.63  0.86  (0.24)
Distributions
(b)
– – – – – –
From net investment income .....................
(0.10) (0.06) (0.08) (0.12) (0.19) (0.16)
From net realized gain ..........................
—  (0.06) (0.36) —  —  —
Return of capital .............................. —  (0.02) —  —  —  —
Total distributions .............................. (0.10) (0.14) (0.44) (0.12) (0.19) (0.16)
Net asset value, end of period ..................... $ 8.42  $ 8.09  $ 9.84  $ 10.40  $ 9.89  $ 9.22
Total Return
(c)
— — — — — —
Based on net asset value ......................... 5.32%
(d)
(16.48)% (1.14)% 6.37% 9.45% (2.49)%
Ratios to Average Net Assets
(e)
Total expenses ................................
1.55%
(f)
1.56% 1.53% 1.57% 1.68% 1.68%
Total expenses after fees waived and/or reimbursed .......
1.43%
(f)
1.44% 1.44% 1.43% 1.51% 1.54%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .......................
1.43%
(f)
1.44% 1.44% 1.43% 1.43% 1.44%
Net investment income ..........................
2.27%
(f)
0.77% 0.36% 1.02% 1.96% 1.63%
Supplemental Data
Net assets, end of period (000) ..................... $ 14,955  $ 14,300  $ 25,319  $ 36,599  $ 49,848  $ 61,437
Portfolio turnover rate
(g)
........................... 207% 533% 585% 692% 684% 658%
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ...............................
155% 337% 387% 488% 481% 455%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
111
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Class K
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ................
$ 8.14  $ 9.91  $ 10.46  $ 9.95  $ 9.28  $ 9.68
Net investment income
(a)
........................
0.14  0.17  0.14  0.21  0.29  0.25
Net realized and unrealized gain (loss) ...............
0.34  (1.70) (0.14) 0.52  0.67  (0.39)
Net increase (decrease) from investment operations ....... 0.48  (1.53) 0.00  0.73  0.96  (0.14)
Distributions
(b)
– – – – – –
From net investment income .....................
(0.14) (0.16) (0.19) (0.22) (0.29) (0.26)
From net realized gain ..........................
—  (0.06) (0.36) —  —  —
Return of capital .............................. —  (0.02) —  —  —  —
Total distributions .............................. (0.14) (0.24) (0.55) (0.22) (0.29) (0.26)
Net asset value, end of period ..................... $ 8.48  $ 8.14  $ 9.91  $ 10.46  $ 9.95  $ 9.28
Total Return
(c)
— — — — — —
Based on net asset value ......................... 5.97%
(d)
(15.68)% 0.02% 7.46% 10.55% (1.44)%
Ratios to Average Net Assets
(e)
Total expenses ................................
0.43%
(f)
0.43% 0.42% 0.42% 0.51% 0.54%
Total expenses after fees waived and/or reimbursed .......
0.38%
(f)
0.39% 0.39% 0.38% 0.46% 0.49%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .......................
0.38%
(f)
0.39% 0.39% 0.38% 0.38% 0.39%
Net investment income ..........................
3.33%
(f)
1.81% 1.40% 2.04% 2.99% 2.66%
Supplemental Data
Net assets, end of period (000) ..................... $ 674,512  $ 584,718  $ 952,547  $ 1,029,002  $ 829,549  $ 701,197
Portfolio turnover rate
(g)
........................... 207% 533% 585% 692% 684% 658%
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ...............................
155% 337% 387% 488% 481% 455%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi - Annual Report to Shareholders
112
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Class R
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ................
$ 8.13  $ 9.89  $ 10.45  $ 9.94  $ 9.27  $ 9.67
Net investment income
(a)
........................
0.11  0.12  0.09  0.16  0.23  0.20
Net realized and unrealized gain (loss) ...............
0.35  (1.69) (0.15) 0.52  0.68  (0.39)
Net increase (decrease) from investment operations ....... 0.46  (1.57) (0.06) 0.68  0.91  (0.19)
Distributions
(b)
– – – – – –
From net investment income .....................
(0.12) (0.11) (0.14) (0.17) (0.24) (0.21)
From net realized gain ..........................
—  (0.06) (0.36) —  —  —
Return of capital .............................. —  (0.02) —  —  —  —
Total distributions .............................. (0.12) (0.19) (0.50) (0.17) (0.24) (0.21)
Net asset value, end of period ..................... $ 8.47  $ 8.13  $ 9.89  $ 10.45  $ 9.94  $ 9.27
Total Return
(c)
— — — — — —
Based on net asset value ......................... 5.69%
(d)
(16.07)% (0.64)% 6.88% 9.95% (1.98)%
Ratios to Average Net Assets
(e)
Total expenses ................................
1.19%
(f)
1.20% 1.13% 1.08% 1.21% 1.25%
Total expenses after fees waived and/or reimbursed .......
0.93%
(f)
0.94% 0.94% 0.93% 1.01% 1.04%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .......................
0.93%
(f)
0.94% 0.94% 0.93% 0.93% 0.94%
Net investment income ..........................
2.77%
(f)
1.32% 0.87% 1.54% 2.45% 2.13%
Supplemental Data
Net assets, end of period (000) ..................... $ 1,132  $ 1,084  $ 1,249  $ 2,023  $ 2,712  $ 2,921
Portfolio turnover rate
(g)
........................... 207% 533% 585% 692% 684% 658%
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ...............................
155% 337% 387% 488% 481% 455%
See notes to financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock High Yield Bond Portfolio
Institutional
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period .................
$ 6.48  $ 7.89  $ 7.42  $ 7.68  $ 7.67  $ 7.85
Net investment income
(a)
.........................
0.21  0.37  0.37  0.40  0.44  0.42
Net realized and unrealized gain (loss) ................
0.32  (1.38) 0.48  (0.24) 0.02  (0.16)
Net increase (decrease) from investment operations ........ 0.53  (1.01) 0.85  0.16  0.46  0.26
Distributions
(b)
– – – – – –
From net investment income ......................
(0.22) (0.38) (0.38) (0.42) (0.45) (0.44)
From net realized gain ...........................
—  (0.00)
(c)
—  —  —  —
Return of capital ............................... —  (0.02) —  —  —  —
Total distributions ............................... (0.22) (0.40) (0.38) (0.42) (0.45) (0.44)
Net asset value, end of period ...................... $ 6.79  $ 6.48  $ 7.89  $ 7.42  $ 7.68  $ 7.67
Total Return
(d)
— — — — — —
Based on net asset value .......................... 8.18%
(e)
(13.21)% 11.58% 2.21% 6.34% 3.48%
Ratios to Average Net Assets
(f)
Total expenses .................................
0.58%
(g)
0.58% 0.57% 0.59% 0.60% 0.61%
Total expenses after fees waived and/or reimbursed ........
0.58%
(g)
0.57% 0.56% 0.58% 0.60% 0.61%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ....................
0.58%
(g)
0.57% 0.56% 0.58% 0.60% 0.61%
Net investment income ...........................
6.38%
(g)
5.03% 4.73% 5.37% 5.89% 5.49%
Supplemental Data
Net assets, end of period (000) ...................... $ 10,264,018  $ 10,232,728  $ 14,197,255  $ 11,680,175  $ 10,693,110  $ 9,680,691
Portfolio turnover rate ............................. 35% 67% 76% 119% 102% 90%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
114
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Annualized.
See notes to financial statements.
BlackRock High Yield Bond Portfolio
Service
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period .................
$ 6.48  $ 7.89  $ 7.43  $ 7.68  $ 7.67  $ 7.85
Net investment income
(a)
.........................
0.20  0.34  0.35  0.38  0.42  0.40
Net realized and unrealized gain (loss) ................
0.33  (1.37) 0.46  (0.23) 0.02  (0.16)
Net increase (decrease) from investment operations ........ 0.53  (1.03) 0.81  0.15  0.44  0.24
Distributions
(b)
– – – – – –
From net investment income ......................
(0.21) (0.36) (0.35) (0.40) (0.43) (0.42)
From net realized gain ...........................
—  (0.00)
(c)
—  —  —  —
Return of capital ............................... —  (0.02) —  —  —  —
Total distributions ............................... (0.21) (0.38) (0.35) (0.40) (0.43) (0.42)
Net asset value, end of period ...................... $ 6.80  $ 6.48  $ 7.89  $ 7.43  $ 7.68  $ 7.67
Total Return
(d)
— — — — — —
Based on net asset value .......................... 8.20%
(e)
(13.46)% 11.11% 2.08% 6.06% 3.19%
Ratios to Average Net Assets
(f)
Total expenses
(g)
................................
0.85%
(h)
0.87% 0.86% 0.86% 0.87% 0.90%
Total expenses after fees waived and/or reimbursed ........
0.84%
(h)
0.86% 0.85% 0.85% 0.87% 0.89%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ....................
0.84%
(h)
0.86% 0.85% 0.85% 0.87% 0.89%
Net investment income ...........................
6.11%
(h)
4.64% 4.45% 5.13% 5.64% 5.20%
Supplemental Data
Net assets, end of period (000) ...................... $ 87,592  $ 80,995  $ 133,295  $ 125,536  $ 154,658  $ 176,188
Portfolio turnover rate ............................. 35% 67% 76% 119% 102% 90%
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Expense ratios ................................................ N/A   N/A   N/A   N/A   N/A   0.90%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
115
Financial Highlights
BlackRock High Yield Bond Portfolio
Investor A
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period .................
$ 6.47  $ 7.88  $ 7.42  $ 7.68  $ 7.67  $ 7.85
Net investment income
(a)
.........................
0.20  0.35  0.34  0.38  0.42  0.40
Net realized and unrealized gain (loss) ................
0.32  (1.38) 0.47  (0.25) 0.02  (0.16)
Net increase (decrease) from investment operations ........ 0.52  (1.03) 0.81  0.13  0.44  0.24
Distributions
(b)
– – – – – –
From net investment income ......................
(0.20) (0.36) (0.35) (0.39) (0.43) (0.42)
From net realized gain ...........................
—  (0.00)
(c)
—  —  —  —
Return of capital ............................... —  (0.02) —  —  —  —
Total distributions ............................... (0.20) (0.38) (0.35) (0.39) (0.43) (0.42)
Net asset value, end of period ...................... $ 6.79  $ 6.47  $ 7.88  $ 7.42  $ 7.68  $ 7.67
Total Return
(d)
— — — — — —
Based on net asset value .......................... 8.17%
(e)
(13.52)% 11.06% 1.90% 6.00% 3.15%
Ratios to Average Net Assets
(f)
Total expenses .................................
0.93%
(g)
0.92% 0.91% 0.90% 0.94% 0.96%
Total expenses after fees waived and/or reimbursed ........
0.92%
(g)
0.91% 0.90% 0.89% 0.92% 0.93%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ....................
0.92%
(g)
0.91% 0.90% 0.89% 0.92% 0.93%
Net investment income ...........................
6.04%
(g)
4.72% 4.40% 5.09% 5.58% 5.17%
Supplemental Data
Net assets, end of period (000) ...................... $ 1,109,941  $ 1,088,100  $ 1,408,666  $ 1,298,176  $ 1,329,156  $ 1,326,541
Portfolio turnover rate ............................. 35% 67% 76% 119% 102% 90%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
116
BlackRock High Yield Bond Portfolio
Investor C
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period .................
$ 6.48  $ 7.90  $ 7.43  $ 7.69  $ 7.68  $ 7.86
Net investment income
(a)
.........................
0.18  0.29  0.29  0.33  0.37  0.35
Net realized and unrealized gain (loss) ................
0.32  (1.38) 0.48  (0.25) 0.02  (0.16)
Net increase (decrease) from investment operations ........ 0.50  (1.09) 0.77  0.08  0.39  0.19
Distributions
(b)
– – – – – –
From net investment income ......................
(0.18) (0.31) (0.30) (0.34) (0.38) (0.37)
From net realized gain ...........................
—  (0.00)
(c)
—  —  —  —
Return of capital ............................... —  (0.02) —  —  —  —
Total distributions ............................... (0.18) (0.33) (0.30) (0.34) (0.38) (0.37)
Net asset value, end of period ...................... $ 6.80  $ 6.48  $ 7.90  $ 7.43  $ 7.69  $ 7.68
Total Return
(d)
— — — — — —
Based on net asset value .......................... 7.81%
(e)
(14.18)% 10.46% 1.19% 5.25% 2.43%
Ratios to Average Net Assets
(f)
Total expenses .................................
1.58%
(g)
1.58% 1.57% 1.61% 1.64% 1.64%
Total expenses after fees waived and/or reimbursed ........
1.58%
(g)
1.58% 1.56% 1.60% 1.64% 1.63%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ....................
1.58%
(g)
1.58% 1.56% 1.60% 1.64% 1.63%
Net investment income ...........................
5.38%
(g)
3.98% 3.74% 4.39% 4.87% 4.47%
Supplemental Data
Net assets, end of period (000) ...................... $ 87,138  $ 95,815  $ 159,580  $ 186,558  $ 262,204  $ 329,005
Portfolio turnover rate ............................. 35% 67% 76% 119% 102% 90%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
117
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Annualized.
See notes to financial statements.
BlackRock High Yield Bond Portfolio
Class K
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period .................
$ 6.48  $ 7.89  $ 7.43  $ 7.68  $ 7.68  $ 7.85
Net investment income
(a)
.........................
0.22  0.37  0.38  0.40  0.45  0.43
Net realized and unrealized gain (loss) ................
0.32  (1.37) 0.46  (0.22) 0.01  (0.15)
Net increase (decrease) from investment operations ........ 0.54  (1.00) 0.84  0.18  0.46  0.28
Distributions
(b)
– – – – – –
From net investment income ......................
(0.22) (0.39) (0.38) (0.43) (0.46) (0.45)
From net realized gain ...........................
—  (0.00)
(c)
—  —  —  —
Return of capital ............................... —  (0.02) —  —  —  —
Total distributions ............................... (0.22) (0.41) (0.38) (0.43) (0.46) (0.45)
Net asset value, end of period ...................... $ 6.80  $ 6.48  $ 7.89  $ 7.43  $ 7.68  $ 7.68
Total Return
(d)
— — — — — —
Based on net asset value .......................... 8.40%
(e)
(13.12)% 11.53% 2.46% 6.32% 3.73%
Ratios to Average Net Assets
(f)
Total expenses
(g)
................................
0.48%
(h)
0.49% 0.48% 0.48% 0.49% 0.50%
Total expenses after fees waived and/or reimbursed ........
0.47%
(h)
0.48% 0.47% 0.47% 0.49% 0.50%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ...................
0.47%
(h)
0.48% 0.47% 0.47% 0.49% 0.50%
Net investment income ...........................
6.49%
(h)
5.09% 4.86% 5.40% 5.99% 5.59%
Supplemental Data
Net assets, end of period (000) ...................... $ 6,383,034  $ 6,116,737  $ 7,883,370  $ 11,470,944  $ 4,644,939  $ 4,312,394
Portfolio turnover rate ............................. 35% 67% 76% 119% 102% 90%
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Expense ratios ................................................ N/A   N/A   N/A   N/A   0.49% 0.50%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
118
BlackRock High Yield Bond Portfolio
Class R
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period .................
$ 6.47  $ 7.89  $ 7.42  $ 7.68  $ 7.67  $ 7.85
Net investment income
(a)
.........................
0.19  0.33  0.32  0.36  0.40  0.38
Net realized and unrealized gain (loss) ................
0.33  (1.39) 0.48  (0.25) 0.02  (0.16)
Net increase (decrease) from investment operations ........ 0.52  (1.06) 0.80  0.11  0.42  0.22
Distributions
(b)
– – – – – –
From net investment income ......................
(0.20) (0.34) (0.33) (0.37) (0.41) (0.40)
From net realized gain ...........................
—  (0.00)
(c)
—  —  —  —
Return of capital ............................... —  (0.02) —  —  —  —
Total distributions ............................... (0.20) (0.36) (0.33) (0.37) (0.41) (0.40)
Net asset value, end of period ...................... $ 6.79  $ 6.47  $ 7.89  $ 7.42  $ 7.68  $ 7.67
Total Return
(d)
— — — — — —
Based on net asset value .......................... 8.04%
(e)
(13.84)% 10.94% 1.64% 5.69% 2.83%
Ratios to Average Net Assets
(f)
Total expenses .................................
1.17%
(g)
1.16% 1.15% 1.16% 1.22% 1.24%
Total expenses after fees waived and/or reimbursed ........
1.16%
(g)
1.16% 1.14% 1.15% 1.21% 1.24%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ....................
1.16%
(g)
1.16% 1.14% 1.15% 1.21% 1.24%
Net investment income ...........................
5.80%
(g)
4.51% 4.16% 4.84% 5.28% 4.86%
Supplemental Data
Net assets, end of period (000) ...................... $ 94,340  $ 91,124  $ 109,138  $ 110,465  $ 125,710  $ 128,584
Portfolio turnover rate ............................. 35% 67% 76% 119% 102% 90%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Institutional
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ................
$ 8.91  $ 9.72  $ 9.71  $ 9.64  $ 9.47  $ 9.63
Net investment income
(a)
........................
0.15  0.15  0.12  0.19  0.25  0.21
Net realized and unrealized gain (loss) ...............
0.13  (0.79) 0.02  0.09  0.18  (0.14)
Net increase (decrease) from investment operations ....... 0.28  (0.64) 0.14  0.28  0.43  0.07
Distributions
(b)
– – – – – –
From net investment income .....................
(0.24) (0.17) (0.13) (0.21) (0.26) (0.21)
Return of capital .............................. —  —  —  (0.00)
(c)
(0.00)
(c)
(0.02)
Total distributions .............................. (0.24) (0.17) (0.13) (0.21) (0.26) (0.23)
Net asset value, end of period ..................... $ 8.95  $ 8.91  $ 9.72  $ 9.71  $ 9.64  $ 9.47
Total Return
(d)
— — — — — —
Based on net asset value ......................... 3.19%
(e)
(6.61)% 1.47% 3.00% 4.59%
(f)
0.69%
(f)
Ratios to Average Net Assets
(g)
Total expenses ................................
0.42%
(h)
0.43% 0.44% 0.45% 0.45% 0.52%
(i)
Total expenses after fees waived and/or reimbursed .......
0.40%
(h)
0.40% 0.40% 0.41% 0.40% 0.48%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .......................
0.40%
(h)
0.40% 0.40% 0.40% 0.40% 0.40%
Net investment income ..........................
3.46%
(h)
1.58% 1.20% 2.03% 2.60% 2.21%
Supplemental Data
Net assets, end of period (000) ..................... $ 4,337,326  $ 4,789,552  $ 6,395,606  $ 5,375,701  $ 5,374,564  $ 4,274,410
Portfolio turnover rate
(j)
........................... 104% 163% 129% 213% 182% 218%
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ...............................
91% 153% 125% 170% 144% 169%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
120
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor A
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ................
$ 8.90  $ 9.72  $ 9.17  $ 9.63  $ 9.47  $ 9.63
Net investment income
(a)
........................
0.14  0.13  0.09  0.17  0.22  0.18
Net realized and unrealized gain (loss) ...............
0.13  (0.80) 0.03  0.10  0.17  (0.14)
Net increase (decrease) from investment operations ....... 0.27  (0.67) 0.12  0.27  0.39  0.04
Distributions
(b)
– – – – – –
From net investment income .....................
(0.23) (0.15) (0.11) (0.19) (0.23) (0.18)
Return of capital .............................. —  —  —  (0.00)
(c)
(0.00)
(c)
(0.02)
Total distributions .............................. (0.23) (0.15) (0.11) (0.19) (0.23) (0.20)
Net asset value, end of period ..................... $ 8.94  $ 8.90  $ 9.72  $ 9.71  $ 9.63  $ 9.47
Total Return
(d)
— — — — — —
Based on net asset value ......................... 3.06%
(e)
(6.95)% 1.22% 2.85% 4.23%
(f)
0.43%
(f)
Ratios to Average Net Assets
(g)
Total expenses ................................
0.69%
(h)
0.74% 0.74% 0.76% 0.78% 0.88%
Total expenses after fees waived and/or reimbursed .......
0.65%
(h)
0.65% 0.65% 0.66% 0.65% 0.74%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .......................
0.65%
(h)
0.65% 0.65% 0.65% 0.65% 0.66%
Net investment income ..........................
3.21%
(h)
1.34% 0.96% 1.77% 2.35% 1.94%
Supplemental Data
Net assets, end of period (000) ..................... $ 797,219  $ 916,865  $ 1,199,702  $ 1,412,985  $ 1,318,473  $ 1,267,494
Portfolio turnover rate
( i )
........................... 104% 163% 129% 213% 182% 218%
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ...............................
91% 153% 125% 170% 144% 169%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
121
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor A1
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ................
$ 8.91  $ 9.73  $ 9.71  $ 9.64  $ 9.48  $ 9.64
Net investment income
(a)
........................
0.15  0.14  0.11  0.19  0.24  0.20
Net realized and unrealized gain (loss) ...............
0.13  (0.80) 0.03  0.09  0.17  (0.14)
Net increase (decrease) from investment operations ....... 0.28  (0.66) 0.14  0.28  0.41  0.06
Distributions
(b)
– – – – – –
From net investment income .....................
(0.24) (0.16) (0.12) (0.21) (0.25) (0.20)
Return of capital .............................. —  —  —  (0.00)
(c)
(0.00)
(c)
(0.02)
Total distributions .............................. (0.24) (0.16) (0.12) (0.21) (0.25) (0.22)
Net asset value, end of period ..................... $ 8.95  $ 8.91  $ 9.73  $ 9.71  $ 9.64  $ 9.48
Total Return
(d)
— — — — — —
Based on net asset value ......................... 3.14%
(e)
(6.80)% 1.48% 2.90% 4.38%
(f)
0.59%
(f)
Ratios to Average Net Assets
(g)
Total expenses ................................
0.62%
(h)
0.62% 0.59% 0.60% 0.59% 0.70%
Total expenses after fees waived and/or reimbursed .......
0.50%
(h)
0.50% 0.50% 0.51% 0.50% 0.59%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .......................
0.50%
(h)
0.50% 0.50% 0.50% 0.50% 0.51%
Net investment income ..........................
3.36%
(h)
1.50% 1.13% 1.93% 2.51% 2.09%
Supplemental Data
Net assets, end of period (000) ..................... $ 4,950  $ 5,134  $ 6,710  $ 8,141  $ 8,621  $ 9,492
Portfolio turnover rate
( i )
........................... 104% 163% 129% 213% 182% 218%
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ...............................
91% 153% 125% 170% 144% 169%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
122
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor C
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ...............
$ 8.90  $ 9.72  $ 9.70  $ 9.63  $ 9.46  $ 9.63
Net investment income
(a)
.......................
0.11  0.05  0.02  0.10  0.15  0.11
Net realized and unrealized gain (loss) ..............
0.13  (0.79) 0.04  0.09  0.18  (0.15)
Net increase (decrease) from investment operations ...... 0.24  (0.74) 0.06  0.19  0.33  (0.04)
Distributions
(b)
– – – – – –
From net investment income ....................
(0.20) (0.08) (0.04) (0.12) (0.16) (0.11)
Return of capital ............................. —  —  —  (0.00)
(c)
(0.00)
(c)
(0.02)
Total distributions ............................. (0.20) (0.08) (0.04) (0.12) (0.16) (0.13)
Net asset value, end of period .................... $ 8.94  $ 8.90  $ 9.72  $ 9.70  $ 9.63  $ 9.46
Total Return
(d)
— — — — — —
Based on net asset value ........................ 2.68%
(e)
(7.65)% 0.57% 1.98% 3.56%
(f)
(0.42)%
(f)
Ratios to Average Net Assets
(g)
Total expenses ...............................
1.45%
(h)
1.45% 1.45% 1.50% 1.52% 1.62%
Total expenses after fees waived and/or reimbursed ......
1.40%
(h)
1.40% 1.40% 1.41% 1.40% 1.49%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
1.40%
(h)
1.40% 1.40% 1.40% 1.40% 14.10%
Net investment income .........................
2.45%
(h)
0.58% 0.23% 1.05% 1.61% 1.18%
Supplemental Data
Net assets, end of period (000) .................... $ 30,725  $ 36,103  $ 51,625  $ 69,913  $ 152,890  $ 172,631
Portfolio turnover rate
( i )
.......................... 104% 163% 129% 213% 182% 218%
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ...............................
91% 153% 125% 170% 144% 169%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
123
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Class K
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ................
$ 8.90  $ 9.72  $ 9.70  $ 9.63  $ 9.46  $ 9.62
Net investment income
(a)
........................
0.16  0.15  0.12  0.20  0.25  0.22
Net realized and unrealized gain (loss) ...............
0.12  (0.79) 0.04  0.09  0.18  (0.15)
Net increase (decrease) from investment operations ....... 0.28  (0.64) 0.16  0.29  0.43  0.07
Distributions
(b)
– – – – – –
From net investment income .....................
(0.24) (0.18) (0.14) (0.22) (0.26) (0.21)
Return of capital .............................. —  —  —  (0.00)
(c)
(0.00)
(c)
(0.02)
Total distributions .............................. (0.24) (0.18) (0.14) (0.22) (0.26) (0.23)
Net asset value, end of period ..................... $ 8.94  $ 8.90  $ 9.72  $ 9.70  $ 9.63  $ 9.46
Total Return
(d)
— — — — — —
Based on net asset value ......................... 3.22%
(e)
(6.67)% 1.63% 3.05% 4.65%
(f)
0.73%
(f)
Ratios to Average Net Assets
(g)
Total expenses ................................
0.37%
(h)
0.37% 0.37% 0.38% 0.37% 0.46%
Total expenses after fees waived and/or reimbursed .......
0.35%
(h)
0.35% 0.36% 0.36% 0.35% 0.44%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .......................
0.35%
(h)
0.35% 0.36% 0.35% 0.35% 0.35%
Net investment income ..........................
3.51%
(h)
1.65% 1.23% 2.07% 2.64% 2.27%
Supplemental Data
Net assets, end of period (000) ..................... $ 759,711  $ 814,127  $ 943,607  $ 557,997  $ 512,940  $ 258,340
Portfolio turnover rate
( i )
........................... 104% 163% 129% 213% 182% 218%
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ...............................
91% 153% 125% 170% 144% 169%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
124
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Class R
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ................
$ 8.90  $ 9.72  $ 9.70  $ 9.63  $ 9.47  $ 9.63
Net investment income
(a)
........................
0.13  0.11  0.07  0.15  0.20  0.16
Net realized and unrealized gain (loss) ...............
0.13  (0.80) 0.03  0.09  0.17  (0.14)
Net increase (decrease) from investment operations ....... 0.26  (0.69) 0.10  0.24  0.37  0.02
Distributions
(b)
– – – – – –
From net investment income .....................
(0.22) (0.13) (0.08) (0.17) (0.21) (0.16)
Return of capital .............................. —  —  —  (0.00)
(c)
(0.00)
(c)
(0.02)
Total distributions .............................. (0.22) (0.13) (0.08) (0.17) (0.21) (0.18)
Net asset value, end of period ..................... $ 8.94  $ 8.90  $ 9.72  $ 9.70  $ 9.63  $ 9.47
Total Return
(d)
— — — — — —
Based on net asset value ......................... 2.93%
(e)
(7.18)% 1.07% 2.49% 3.97%
(f)
0.18%
(f)
Ratios to Average Net Assets
(g)
Total expenses ................................
1.07%
(h)
1.09% 1.07% 1.08% 1.18% 1.24%
Total expenses after fees waived and/or reimbursed .......
0.90%
(h)
0.90% 0.91% 0.91% 0.90% 0.99%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .......................
0.90%
(h)
0.90% 0.91% 0.90% 0.90% 0.91%
Net investment income ..........................
2.96%
(h)
1.17% 0.72% 1.54% 2.10% 1.69%
Supplemental Data
Net assets, end of period (000) ..................... $ 2,597  $ 2,721  $ 2,153  $ 2,405  $ 3,949  $ 4,493
Portfolio turnover rate
( i )
........................... 104% 163% 129% 213% 182% 218%
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ...............................
91% 153% 125% 170% 144% 169%
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K shares are sold only to certain eligible investors. Service, Investor A, Investor A1, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-
sponsored retirement plans. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation:  The accompanying consolidated financial statements of High Yield Bond include the accounts of BR-HIYLD Subsidiary II, LLC (the “Subsidiary”), which is a wholly-owned taxable subsidiary of High Yield Bond. The Subsidiary enables High Yield Bond to hold investments that may produce non-qualifying income for tax purposes and satisfy regulated investment company tax requirements. Income earned and gains realized on the investments held by the Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for High Yield Bond. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for High Yield Bond. Taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Consolidated Statement of Assets and Liabilities. High Yield Bond may invest up to 25% of its total assets in the
Subsidiary. The net assets of the Subsidiary as of period end were $1,177,388, which is less than 0.1% of High Yield Bond’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to High Yield Bond.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Core Bond Portfolio ............................................... Core Bond Diversified
BlackRock High Yield Bond Portfolio ............................................ High Yield Bond Diversified
BlackRock Low Duration Bond Portfolio .......................................... Low Duration Bond Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional, Service, Class K and Class R Shares .......................... No No None
Investor A Shares .............................................. Yes No
(a)
None
Investor A1 Shares ............................................. No
(b)
No
(c)
None
Investor C Shares ............................................. No Yes
(d)
To Investor A Shares after
approximately 8 years
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.
(c)
Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
(d)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
126
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
High Yield Bond values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
128
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of March 31, 2023, certain investments of High Yield Bond were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, certain Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had no outstanding unfunded floating rate loan interests.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
130
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedules of Investments.
A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the
Statements of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is, limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any,  are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the
As of period end, the following table is a summary of High Yield Bond’s securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair V alue
Net
Amount
High Yield Bond
Morgan Stanley .............................. $ 1,298,880 $ (1,298,880) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
132
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
The Manager provides investment management and other services to the Taxable Subsidiary. The Manager does not receive separate compensation from the Taxable
Subsidiary for providing investment management or administrative services. However, High Yield Bond pays the Manager based on the Fund's net assets, which includes the assets of the Taxable Subsidiary.
With respect to High Yield Bond, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) (the "Sub-Adviser"), an affiliate of the
Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
With respect to Core Bond and Low Duration Bond, the Manager entered into separate sub-advisory agreements with each of BIL and BlackRock (Singapore) Limited (“BSL”)
(collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and
BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Core Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.350%
$1 billion - $2 billion ..................................................................................................... 0.340
$2 billion - $ 3 billion ..................................................................................................... 0.330
Greater than $3 billion ................................................................................................... 0.320
High Yield Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.500%
$1 billion - $2 billion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.425
$3 billion - $25 billion .................................................................................................... 0.400
$25 billion - $30 billion ................................................................................................... 0.375
Greater than $30 billion ................................................................................................... 0.350
Low Duration
Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.310%
$1 billion - $3 billion ..................................................................................................... 0.290
$3 billion - $5 billion ..................................................................................................... 0.280
$5 billion - $10 billion .................................................................................................... 0.270
Greater than $10 billion ................................................................................................... 0.260

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
134
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended March 31, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended March 31, 2023, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2023, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended March 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0.25% —
Investor A ................................................................................................. 0.25 —
Investor A1 ................................................................................................ 0.10 —
Investor C ................................................................................................. 0.25 0.75%
Class R .................................................................................................. 0.25 0.25
Fund Name Service Investor A Investor A1 Investor C Class R Total
Core Bond .................................................. $ — $ 453,413 $ — $ 73,435 $ 2,604 $ 529,452
High Yield Bond ............................................... 107,933 1,407,775 — 463,080 233,222 2,212,010
Low Duration Bond ............................................ — 1,084,370 2,494 166,885 6,558 1,260,307
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 238,927 $ — $ 36,273 $ — $ 1,469 $ 63,426 $ 104 $ 340,199
High Yield Bond ................................. 1,075,82 4 8,635 112,622 — 9,26 2 655,506 9,329 1,871,17 8
Low Duration Bond .............................. 450,034 — 86,750 499 3,338 78,871 262 619,754
Fund Name Institutional Investor A Total
Core Bond ...................................................................................... $ 494,526 $ 2 $ 494,528
High Yield Bond ................................................................................... 156,587 — 156,587
Low Duration Bond ................................................................................ 734,693 — 734,693
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 2,920 $ — $ 6,001 $ — $ 963 $ 934 $ 46 $ 10,864
High Yield Bond ................................. 21,237 406 35,778 — 3,369 10,101 874 71,765
Low Duration Bond .............................. 6,725 — 4,894 149 711 1,193 63 13,735
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 1,336,314 $ — $ 176,156 $ — $ 9,647 $ 27,232 $ 1,388 $ 1,550,737
High Yield Bond ................................. 5,685,635 53,807 1,161,197 — 49,106 88,589 89,715 7,128,049
Low Duration Bond .............................. 1,445,504 — 342,085 4,000 14,860 30,068 2,797 1,839,314

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Other Fees: For the six months ended March 31, 2023, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the six months ended March 31, 2023, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
For the six months ended March 31, 2023, the amounts waived were as follows.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.  For the six months ended March 31, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the period ended March 31, 2023, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
Fund Name Other Fees
Core Bond ............................................................................................................. $ 5,818
High Yield Bond .......................................................................................................... 15,823
Low Duration Bond ....................................................................................................... 10,632
Fund Name Investor A Investor C
Core Bond .................................................................................................. $ 6,553 $ 102
High Yield Bond ............................................................................................... 2,706 2,322
Low Duration Bond ............................................................................................ 28,424 4,622
Fund Name Amounts Waived
Core Bond ......................................................................................................... $ 85,686
High Yield Bond ...................................................................................................... 211,224
Low Duration Bond ................................................................................................... 38,157
Fund Name Amount Waived
High Yield Bond .......................................................................................................... $ 485,229
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R
Core Bond ....................................... 0.43% N/A 0.68% N/A 1.43% 0.38% 0.93%
High Yield Bond .................................... 0.67 1.02% 0.92 N/A 1.72 0.58 1.28
Low Duration Bond ................................. 0.40 N/A 0.65 0.50% 1.40 0.35 0.90
Fund Name
Fees waived
and/or
Reimbursed
by the
Manager
Core Bond ............................................................................................................... $ 253,073
Low Duration Bond ......................................................................................................... 326

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
136
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2023, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, High Yield Bond retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, High Yield Bond, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by High Yield Bond is shown as securities lending income — affiliated — net in the Statements of Operations. For the six
months ended March 31, 2023, the Fund paid BIM $59,479 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. High Yield Bond is currently permitted to borrow under the Interfund Lending Program. Core Bond and Low Duration Bond are each currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the six months ended March 31, 2023, the Funds did not participate in the Interfund Lending Program.
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Core Bond
Institutional .................................................................................... $ 238,927 $ 737,031
Investor A ..................................................................................... 36,273 85,789
Investor C ..................................................................................... 1,469 5,992
Class K ...................................................................................... 63,426 27,232
Class R ...................................................................................... 104 1,124
$ 340,199 $ 857,168
High Yield Bond
Investor A ..................................................................................... $ 41,995 $ 56
Low Duration Bond
Institutional .................................................................................... 439,561 67,707
Investor A ..................................................................................... 86,592 75,587
Investor A1 .................................................................................... 499 2,453
Investor C ..................................................................................... 3,338 4,585
Class K ...................................................................................... 62,922 775
Class R ...................................................................................... 262 1,978
$ 593,174 $ 153,085

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended March 31, 2023, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended March 31, 2023, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of September 30, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
As of March 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b)
the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2023, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war,
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Core Bond .......................................................... $ 634,050,155 $ 257,061,312 $ 6,400,183,920 $ 6,640,870,666
High Yield Bond ....................................................... — — 6,336,771,687 6,299,460,998
Low Duration Bond .................................................... 2,865,854,279 3,129,042,923 3,187,777,905 4,319,409,409
Fund Name Purchases Sales
Core Bond .......................................................................................... $ 1,747,144,820 $ 1,746,785,277
Low Duration Bond .................................................................................... 758,444,051 758,872,393
Fund Name
Non-expiring Capital
Loss Carryforwards
Qualified
Late-year Losses
Core Bond ........................................................................................ $ 208,220,514 $ 3,919,292
High Yield Bond .................................................................................... — 350,639,305
Low Duration Bond .................................................................................. 241,389,968 —
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Bond ...................................................... $ 4,253,733,535 $ 28,738,888 $ (264,100,580) $ (235,361,692)
High Yield Bond .................................................. 19,091,223,691 160,761,822 (1,427,211,549) (1,266,449,727)
Low Duration Bond ................................................ 6,201,299,493 39,879,928 (204,412,181) (164,532,253)

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
138
acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
03/31/23
Year Ended
09/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Core Bond
Institutional
Shares sold ..........................................
60,267,567 $ 498,224,465 110,405,739 $ 990,658,359
Shares issued in reinvestment of distributions .....................
4,093,030 33,955,191 6,161,533 56,576,464
Shares redeemed ......................................
(54,958,228) (453,567,789) (119,921,933) (1,088,380,863)
9,402,369 $ 78,611,867 (3,354,661) $ (41,146,040)
Investor A
Shares sold and automatic conversion of shares ....................
5,848,072 $ 48,577,585 10,200,394 $ 94,656,100
Shares issued in reinvestment of distributions .....................
654,906 5,439,272 1,014,598 9,337,644
Shares redeemed ......................................
(6,682,747) (55,382,572) (12,838,536) (117,194,077)
(179,769) $ (1,365,715) (1,623,544) $ (13,200,333)
Investor C
Shares sold ..........................................
350,240 $ 2,899,149 187,938 $ 1,693,765
Shares issued in reinvestment of distributions .....................
21,024 173,908 33,837 313,239
Shares redeemed and automatic conversion of shares ................
(363,137) (2,999,397) (1,026,445) (9,376,597)
8,127 $ 73,660 (804,670) $ (7,369,593)
Class K
Shares sold ..........................................
18,973,042 $ 157,433,515 18,096,207 $ 166,487,408
Shares issued in reinvestment of distributions .....................
1,166,477 9,708,611 2,105,280 19,543,124
Shares redeemed ......................................
(12,373,800) (103,305,481) (44,550,656) (405,282,743)
7,765,719 $ 63,836,645 (24,349,169) $ (219,252,211)
Class R
Shares sold ..........................................
23,589 $ 198,241 38,343 $ 354,956
Shares issued in reinvestment of distributions .....................
1,789 14,866 2,767 25,451
Shares redeemed ......................................
(24,990) (201,903) (34,070) (299,936)
388 $ 11,204 7,040 $ 80,471
16,996,834 $ 141,167,661 (30,125,004) $ (280,887,706)

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
140
d
Six Months Ended
03/31/23
Year Ended
09/30/22
Fund Name/Share Class
Shares Amount Shares Amount
High Yield Bond
Institutional
Shares sold ..........................................
520,181,107 $ 3,481,915,419 1,138,548,212 $ 8,202,656,262
Shares issued in reinvestment of distributions .....................
48,014,904 323,185,440 85,576,808 621,610,066
Shares redeemed ......................................
(636,863,669) (4,264,617,490) (1,444,371,612) (10,400,328,995)
(68,667,658) $ (459,516,631) (220,246,592) $ (1,576,062,667)
Service
Shares sold ..........................................
2,490,056 $ 16,617,096 5,353,719 $ 39,744,030
Shares issued in reinvestment of distributions .....................
390,328 2,629,424 781,120 5,708,250
Shares redeemed ......................................
(2,490,580) (16,728,000) (10,527,000) (77,232,274)
389,804 $ 2,518,520 (4,392,161) $ (31,779,994)
Investor A
Shares sold and automatic conversion of shares ....................
29,918,828 $ 200,760,756 50,285,263 $ 369,649,622
Shares issued in reinvestment of distributions .....................
4,619,191 31,076,227 8,203,186 59,544,442
Shares redeemed ......................................
(39,116,742) (262,645,189) (69,091,386) (504,878,029)
(4,578,723) $ (30,808,206) (10,602,937) $ (75,683,965)
Investor C
Shares sold ..........................................
963,687 $ 6,487,276 2,623,445 $ 19,382,669
Shares issued in reinvestment of distributions .....................
356,155 2,398,801 755,467 5,521,393
Shares redeemed and automatic conversion of shares ................
(3,282,899) (22,063,021) (8,811,320) (64,375,562)
(1,963,057) $ (13,176,944) (5,432,408) $ (39,471,500)
Class K
Shares sold ..........................................
194,695,980 $ 1,297,885,784 447,318,572 $ 3,229,587,783
Shares issued in reinvestment of distributions .....................
29,347,900 197,620,533 49,202,259 357,550,162
Shares redeemed ......................................
(228,625,228) (1,539,158,924) (551,535,579) (3,994,893,443)
(4,581,348) $ (43,652,607) (55,014,748) $ (407,755,498)
Class R
Shares sold ..........................................
899,303 $ 6,041,784 3,463,496 $ 25,342,218
Shares issued in reinvestment of distributions .....................
405,426 2,727,516 683,318 4,953,874
Shares redeemed ......................................
(1,483,812) (9,955,632) (3,914,325) (28,534,490)
(179,083) $ (1,186,332) 232,489 $ 1,761,602
(79,580,065) $ (545,822,200) (295,456,357) $ (2,128,992,022)
Low Duration Bond
Institutional
Shares sold ..........................................
87,049,701 $ 774,370,070 217,791,445 $ 2,038,591,967
Shares issued in reinvestment of distributions .....................
12,769,339 113,626,550 10,730,336 99,505,228
Shares redeemed ......................................
(152,753,216) (1,359,355,380) (348,516,501) (3,236,111,469)
(52,934,176) $ (471,358,760) (119,994,720) $ (1,098,014,274)
Investor A
Shares sold and automatic conversion of shares ....................
12,890,399 $ 114,730,971 32,690,173 $ 306,466,451
Shares issued in reinvestment of distributions .....................
2,368,513 21,072,949 1,741,946 16,123,027
Shares redeemed ......................................
(29,092,064) (259,239,200) (54,874,888) (510,300,908)
(13,833,152) $ (123,435,280) (20,442,769) $ (187,711,430)
Investor A1
Shares sold ..........................................
71 $ 627 423 $ 3,923
Shares issued in reinvestment of distributions .....................
10,296 91,677 7,482 69,366
Shares redeemed ......................................
(33,463) (298,289) (121,445) (1,133,215)
(23,096) $ (205,985) (113,540) $ (1,059,926)
Investor C
Shares sold ..........................................
611,601 $ 5,439,939 1,311,344 $ 12,219,407
Shares issued in reinvestment of distributions .....................
79,773 709,055 36,869 338,902
Shares redeemed and automatic conversion of shares ................
(1,310,919) (11,656,595) (2,604,856) (24,284,714)
(619,545) $ (5,507,601) (1,256,643) $ (11,726,405)
Class K
Shares sold ..........................................
15,145,249 $ 134,760,378 56,631,659 $ 532,543,702
Shares issued in reinvestment of distributions .....................
2,231,808 19,839,918 1,653,236 15,305,219
Shares redeemed ......................................
(23,866,920) (212,358,875) (63,921,319) (599,769,631)
(6,489,863) $ (57,758,579) (5,636,424) $ (51,920,710)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:
Effective April 13, 2023, the credit agreement was extended until April 2024 under the same terms.
d
Six Months Ended
03/31/23
Year Ended
09/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Class R
Shares sold ..........................................
29,620 $ 263,664 203,589 $ 1,899,990
Shares issued in reinvestment of distributions .....................
7,140 63,527 3,385 31,176
Shares redeemed ......................................
(51,971) (462,249) (122,861) (1,158,016)
(15,211) $ (135,058) 84,113 $ 773,150
(73,915,043) $ (658,401,263) (147,359,983) $ (1,349,659,595)

Statement Regarding Liquidity Risk Management Program
2023
BlackRock Semi-Annual Report to Shareholders
142
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the "Trust") has adopted and implemented a liquidity risk management program (the “Program”) for the BlackRock Core Bond Portfolio, BlackRock High Yield Bond Portfolio and BlackRock Low Duration Bond Portfolio
(the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust on behalf of the Funds, met on November 10-11, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC, the investment adviser to each Fund, as the program administrator for each Fund’s Program BlackRock also previously delegated oversight of the
Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment
Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30,
2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information

Additional Information
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2023
BlackRock Semi-Annual Report to Shareholders
144
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
(a)
For BlackRock Core Bond Portfolio and BlackRock Low Duration Bond Portfolio.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
BA Canadian Bankers Acceptances
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
ESTR Euro Short-Term Rate
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
Taxable3-3/23-SAR

MARCH 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Funds V
BlackRock GNMA Portfolio
BlackRock Impact Mortgage Fund
BlackRock Income Fund

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended March 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large- and small-capitalization U.S. stocks declined, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and volatile commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity.
Although the Fed has decelerated the pace of interest rate hikes, we believe that it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S.
dollar provides a supportive backdrop. We also see long-term opportunities in credit, where we believe that valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
15.62% (7.73)%
U.S. small cap equities
(Russell 2000
®
Index)
9.14 (11.61)
International equities (MSCI
Europe, Australasia, Far
East Index)
27.27 (1.38)
Emerging market equities
(MSCI Emerging Markets
Index)
14.04 (10.70)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
1.93 2.52
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.38 (6.90)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
4.89 (4.78)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.00 0.26
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
7.88 (3.35)
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of March 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders
4
BlackRock GNMA Portfolio
Investment Objective
BlackRock GNMA Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2023, the Fund underperformed its benchmark, the Bloomberg GNMA Total Return Index Value Unhedged USD.
What factors influenced performance?
The most significant detractor from the Fund’s performance relative to the benchmark over the reporting period was active positioning with respect to duration and corresponding interest rate sensitivity against a backdrop of volatile Treasury yields. The Fund’s use of derivatives, future contracts specifically, marginally detracted from performance.
The Fund’s allocation to higher coupon, deeply seasoned conventional and Government National Mortgage Association ("GNMA") 30-year mortgage-backed securities
(“MBS”) was the leading positive contributor to relative performance over the period. Interest rate volatility strategies were also additive. Finally, allocations to fixed rate agency collateralized mortgage obligations (“CMOs”) and agency mortgage derivatives contributed positively.
Describe recent portfolio activity.
The Fund continues to favor well-seasoned, higher coupon pools offering favorable prepayment protection. The Fund also continues to hold a structural allocation to agency
CMOs and agency mortgage derivatives.
The Fund held a small percentage of assets in derivatives as a hedge to allocations in MBS and securitized assets.
Describe portfolio positioning at period end.
The Fund was constructively positioned with respect to agency MBS based on attractive coupon spreads relative to Treasuries and an outlook for improved bank demand for
GNMAs. The Fund is long very low coupons such as 2.5s, underweight middle coupons that are currently in production such as 4.0s and 4.5s, and overweight high coupon seasoned pools.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 2.95% 2.78% 4.54% (5.54)% N/A 0.07% N/A 0.65% N/A
Investor A ............... 2.59 2.41 4.26 (5.85) (9.62)% (0.17) (0.98)% 0.36 (0.05)%
Investor C ............... 1.96 1.79 4.02 (6.47) (7.39) (0.90) (0.90) (0.24) (0.24)
Class K ................ 3.00 2.87 4.44 (5.52) N/A 0.13 N/A 0.69 N/A
Bloomberg GNMA Total Return
Index Value Unhedged USD
(c)
— — 4.75 (4.48) N/A 0.26 N/A 0.87 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in GNMA securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of
BlackRock GNMA Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index comprised of mortgage-backed pass through securities of GNMA.

Fund Summary
as of March 31, 2023 (continued)
5
Fund Summary
BlackRock GNMA Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(10/01/22)
Ending
Account
Value
(03/31/23)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(10/01/22)
Ending
Account
Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Institutional ....... $ 1,000.00 $ 1,045.40 $ 6.37 $ 2.14 $ 1,000.00 $ 1,018.70 $ 6.29 $ 1,022.84 $ 2.12 1.25% 0.42%
Investor A ........ 1,000.00 1,042.60 7.64 3.41 1,000.00 1,017.45 7.54 1,021.59 3.38 1.50 0.67
Investor C ........ 1,000.00 1,040.20 11.44 7.22 1,000.00 1,013.71 11.30 1,017.85 7.14 2.25 1.42
Class K ......... 1,000.00 1,044.40 6.12 1.89 1,000.00 1,018.95 6.04 1,023.09 1.87 1.20 0.37
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 99.8%
Non-Agency Mortgage-Backed Securities .................. 0.2
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/ Aaa
(c)
...................................... 99.8%
AA/Aa ......................................... 0.2
(a)
Excludes short-term securities, options written and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

Fund Summary
as of March 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders
6
BlackRock Impact Mortgage Fund
Investment Objective
BlackRock Impact Mortgage Fund’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management, while investing in a portfolio of fixed-income securities that Fund management views as generating positive social and/or environmental impacts.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2023, the Fund’s Class K shares outperformed its benchmark, the Bloomberg U.S. MBS Index, while the Fund’s Investor C and
Class R shares underperformed its benchmark, and Institutional and Investor A shares performed in line.
What factors influenced performance?
The Fund’s use of agency mortgage derivatives proved additive to performance relative to the benchmark, including interest-only structures featuring Government National
Mortgage Association ("GNMA") and rural housing collateral with lower coupons. Within the impact mortgage-backed security (“MBS”) universe, the strongest performers included relatively low coupon foreclosure prevention and state housing finance agency securities. Underweight exposure to 15-year MBS relative to GNMAs across various coupons also contributed positively. Within 30-year MBS, the Fund’s tilt toward GNMAs relative to conventional MBS was beneficial. Finally, interest rate volatility strategies contributed positively.
The most significant detractor from the Fund’s performance relative to the benchmark over the reporting period was active positioning with respect to duration and corresponding interest rate sensitivity against a backdrop of volatile Treasury yields. An out-of-benchmark allocation to agency commercial mortgage-backed securities detracted modestly. The Fund’s use of derivatives marginally detracted from performance.
Describe recent portfolio activity.
With the agency MBS, the Fund maintained a preference for lower coupon conventional 30-year MBS as well as slightly higher coupon GNMAs. Within impact pools, the
Fund increased its allocation to Down Payment Assistance stories over the first quarter of 2023.
The Fund’s cash position was 13.7% at period-end and averaged 7.1% for the six-months period as the investment adviser sought to navigate a highly volatile interest rate environment. The cash position did not have a material impact on performance.
The Fund held a small percentage of assets in derivatives as a hedge to allocations in MBS and securitized assets.
Describe portfolio positioning at period end.
The Fund was constructively positioned with respect to agency MBS based on attractive coupon spreads relative to Treasuries. Positioning with respect to duration was essentially neutral relative to the Fund’s benchmark.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of March 31, 2023 (continued)
7
Fund Summary
BlackRock Impact Mortgage Fund
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 3.47% 3.14% 4.70% (5.54)% N/A 0.42% N/A 0.82% N/A
Investor A ............... 3.10 2.81 4.68 (5.66) (9.43)% 0.20 (0.62)% 0.57 0.16%
Investor C ............... 2.49 2.25 4.18 (6.47) (7.39) (0.57) (0.57) (0.06) (0.06)
Class K ................ 3.53 3.34 4.84 (5.39) N/A 0.50 N/A 0.86 N/A
Class R ................ 2.98 2.66 4.55 (5.89) N/A (0.05) N/A 0.30 N/A
Bloomberg U.S. MBS Index
(c)
. — — 4.72 (4.85) N/A 0.20 N/A 1.00 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed and other mortgage-related securities that are issued or guaranteed by the U.S. Government and its agencies. The Fund invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±1 year of the duration of the Bloomberg U.S. MBS Index. The Fund's total returns prior to September 1, 2022 are the returns of the Fund when it followed a different investment objective and different investment strategies and process under the name "BlackRock U.S. Government Bond Portfolio." On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor
Fund was the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index that tracks fixed-rate agency mortgage backed pass-through securities guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac.
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(10/01/22)
Ending
Account
Value
(03/31/23)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(10/01/22)
Ending
Account
Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Institutional ...... $ 1,000.00 $ 1,047.00 $ 8.57 $ 2.30 $ 1,000.00 $ 1,016.55 $ 8.45 $ 1,022.69 $ 2.27 1.68% 0.45%
Investor A ....... 1,000.00 1,046.80 9.85 3.57 1,000.00 1,015.31 9.70 1,021.44 3.53 1.93 0.70
Investor C ....... 1,000.00 1,041.80 13.64 7.38 1,000.00 1,011.57 13.44 1,017.70 7.29 2.68 1.45
Class K ........ 1,000.00 1,048.40 8.32 2.04 1,000.00 1,016.80 8.20 1,022.94 2.02 1.63 0.40
Class R ........ 1,000.00 1,045.50 11.12 4.84 1,000.00 1,014.06 10.95 1,020.19 4.78 2.18 0.95
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

Fund Summary
as of March 31, 2023 (continued)
2023
BlackRock Semi-Annual Report to Shareholders
8
BlackRock Impact Mortgage Fund
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 98.7%
Non-Agency Mortgage-Backed Securities .................. 1.1
Asset-Backed Securities .............................. 0.2
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/Aaa
(c)
...................................... 99.1%
AA/Aa ......................................... 0.4
A ............................................ 0.1
BBB/Baa ....................................... 0.0
(d)
NR ........................................... 0.4
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 0.1% of the Fund's total investments.

Fund Summary
as of March 31, 2023
9
Fund Summary
BlackRock Income Fund
Investment Objective
BlackRock Income Fund’s (the “Fund”) investment objective is to seek to provide high current income, with a secondary objective of long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2023, all of the Fund’s share classes underperformed its Customized Reference Benchmark. The Customized Reference
Benchmark is comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), Morningstar LSTA Leveraged Loan Index (25%), Bloomberg
U.S. CMBS Investment Grade Index (25%), and JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%). The Fund is not
managed with reference to the current performance benchmark and its exposures may deviate meaningfully.
What factors influenced performance?
Detractors from the Fund’s performance for the reporting period were limited. The Fund’s positioning with respect to interest rates detracted marginally. The Fund’s use of equity hedges also detracted modestly.
Positive contributions to the Fund’s relative performance were highlighted by exposure to U.S. investment grade and high yield corporate bonds.
The Fund’s cash position averaged 7.9% of portfolio assets over the reporting period and was 6.6% at period end. The Fund remains selective as the team seeks the best opportunities to generate income. The Fund’s cash position did not have a material impact on performance.
Describe recent portfolio activity.
The reporting period was characterized by elevated market volatility and uncertainty with respect to inflation, growth and central bank policy. In addition, hawkish monetary policy led to a disruption in the banking system which reverberated across markets late in the period. Against this backdrop, the Fund increased its overall quality profile by adding exposure to collateralized loan obligations (“CLOs”), predominantly in AAA-rated CLOs. The Fund also increased exposure to investment grade corporate bonds earlier in the period based on the sector’s attractive relative value, and tactically traded in uniform mortgage-backed securities. The Fund used market strength to trim some positioning in U.S. high yield corporate bonds where spreads looked tight against the macro backdrop, while reducing U.S. Treasuries to a greater extent given interest rate volatility.
Describe portfolio positioning at period end.
Given continued uncertainty in the macro backdrop for inflation, growth, central bank policy and geopolitics, the Fund was positioned relatively defensively at period-end, with a regional overweight to the United States and significant allocations to investment grade corporate bonds, AAA-rated CLOs and cash.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of March 31, 2023 (continued)
2023
BlackRock Semi-Annual Report to Shareholders
10
BlackRock Income Fund
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 5.97% 5.71% 6.03% (3.25)% N/A 1.88% N/A 2.98% N/A
Investor A ............... 5.58 5.47 5.90 (3.50) (5.91)% 1.63 1.11% 2.73 2.47%
Investor C ............... 4.96 4.85 5.50 (4.32) (5.24) 0.87 0.87 2.12 2.12
Class K ................ 6.02 5.92 6.05 (3.21) N/A 1.93 N/A 3.02 N/A
Morningstar LSTA Leveraged
Loan Index
(c)
.......... — — 5.94 2.54 N/A 3.63 N/A 3.76 N/A
Bloomberg Global High Yield
100% Hedged USD Index
(d)
— — 9.45 (3.45) N/A 1.96 N/A 3.84 N/A
Bloomberg U.S. CMBS
Investment Grade Index
(e)
. — — 2.85 (3.93) N/A 1.40 N/A 1.72 N/A
JPMorgan CEMBI Broad
Diversified Index
(f)
...... — — 7.06 (1.62) N/A 1.75 N/A 2.95 N/A
Customized Reference
Benchmark
(g)
.......... — — 6.34 (1.55) N/A 2.26 N/A 3.11 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges fees, and how performance was calculated for certain share classes.
(b)
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed-income securities. On September 17,
2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Strategies Income Fund (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Predecessor Fund’s returns between July 2, 2012 and
July 1, 2016 are the returns of the Predecessor Fund when it followed different investment objectives and different investment strategies under the name BlackRock Secured Credit Portfolio.
(c)
An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon spreads, interest payments and market weightings subject to a single loan facility weight cap of 2%.
(d)
A “hedged” version of the Bloomberg Global High Yield Index, which is a multi-currency flagship measure of the global high yield debt market. The index represents the union of the U.S. High
Yield, the Pan-European High Yield, and Emerging Markets H ard Currency High Yield Indices. The high yield and emerging markets sub-components are mutually exclusive.
(e)
An index that measures the market of conduit and fusion CMBS deals with a minimum current deal size of $300mn. The index is divided into two subcomponents: the U.S. Aggregate-eligible component, which contains bonds that are Employee Retirement Income Security Act of 1974, as amended (“ERISA”) eligible under the underwriter’s exemption, and the non-U.S. Aggregate-
eligible component, which consists of bonds that are not ERISA eligible.
(f)
An expansion of the JPMorgan Corporate Emerging Markets Bond Index (CEMBI). The CEMBI is a market capitalization weighted index consisting of U.S. dollar denominated emerging market corporate bonds.
(g)
A customized reference benchmark comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the
Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%).
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,060.30 $ 3.18 $ 1,000.00 $ 1,021.84 $ 3.13 0.62%
Investor A ................................ 1,000.00 1,059.00 4.47 1,000.00 1,020.59 4.38 0.87
Investor C ................................ 1,000.00 1,055.00 8.30 1,000.00 1,016.85 8.15 1.62
Class K .................................. 1,000.00 1,060.50 2.93 1,000.00 1,022.09 2.87 0.57
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

Fund Summary
as of March 31, 2023 (continued)
11
Fund Summary
BlackRock Income Fund
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 34.8%
Corporate Bonds ................................... 31.2
Asset-Backed Securities .............................. 17.2
Floating Rate Loan Interests ........................... 9.3
Investment Companies ............................... 2.6
Foreign Government Obligations ........................ 2.5
Non-Agency Mortgage-Backed Securities .................. 0.9
Preferred Securities ................................. 0.8
Foreign Agency Obligations ............................ 0.7
Common Stocks ................................... 0.0
(b)
Warrants ........................................ 0.0
(b)
Other Interests .................................... 0.0
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/ Aaa
(d)
...................................... 44.7%
AA/Aa ......................................... 2.4
A ............................................ 10.3
BBB/Baa ....................................... 18.4
BB/Ba ......................................... 8.3
B ............................................ 9.3
CCC/ Caa ....................................... 2.0
CC/Ca ........................................ 0.1
C ............................................ 0.0
(b)
NR ........................................... 4.5
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

The Benefits and Risks of Leveraging
2023
BlackRock Semi-Annual Report to Shareholders
12
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

About Fund Performance
13
About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the BlackRock Income Fund’s (“Income Fund”) Class K Shares inception date of August 1, 2016 and BlackRock
Impact Mortgage Fund’s (“Impact Mortgage”) Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of each Fund’s Class K
Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for all Funds included in this report, except for Income Fund (which is subject to an initial sales charge of 2.50%) and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Class R Shares (available only in Impact Mortgage) are not subject to any sales charge. These shares are subject to a distribution fee of  0.25% per year and a service fee of  0.25% per year. These shares are available only to certain employer-sponsored retirement plans.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2023
BlackRock Semi-Annual Report to Shareholders
14
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock GNMA Portfolio
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Schedule of Investments
(unaudited)
March 31, 2023
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
USD 472 $ 452,939
Series 2018-4, Class MA, 3.50%, 03/25/58 522 500,676
953,615
Total Non-Agency Mortgage-Backed Securities — 0.2%
(Cost: $1,006,795) .............................. 953,615
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 8.4%
Federal Home Loan Mortgage Corp.
Series 3745, Class ZA, 4.00%, 10/15/40 . 352 342,501
Series 3780, Class ZA, 4.00%, 12/15/40 . 1,339 1,305,391
Series 3960, Class PL, 4.00%, 11/15/41 . 900 878,554
Series 4161, Class BW, 2.50%, 02/15/43 . 500 437,508
Series 4325, Class ZX, 4.50%, 04/15/44 . 2,836 2,780,487
Series 4384, Class LB, 3.50%, 08/15/43 . 1,242 1,202,611
Federal National Mortgage Association
Series 1996-48, Class Z, 7.00%, 11/25/26 28 28,593
Series 2010-134, Class KZ, 4.50%, 12/25/40 68 64,693
Series 2010-141, Class LZ, 4.50%, 12/25/40 121 120,295
Series 2011-8, Class ZA, 4.00%, 02/25/41 772 748,235
Series 2011-131, Class LZ, 4.50%, 12/25/41 114 112,746
Series 2017-76, Class PB, 3.00%, 10/25/57 1,125 900,300
Series 2022-25, Class KL, 4.00%, 05/25/52 200 185,420
Federal National Mortgage Association Variable
Rate Notes, Series 2018-32, Class PS,
(1-mo. LIBOR USD at 7.23% Cap + 7.23%),
1.58%, 05/25/48
(a)
................ 1,224 1,085,968
Government National Mortgage Association
Series 2015-79, Class MY, 3.50%, 05/20/45 3,278 3,009,300
Series 2015-106, Class DY, 3.50%, 07/20/45 2,411 2,169,371
Series 2016-123, Class LM,
3.00%, 09/20/46 ............... 400 344,292
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2009-31, Class PT, 3.31%, 05/20/39 140 140,504
Series 2014-107, Class WX,
6.72%, 07/20/39 ............... 570 595,686
Series 2015-55, Class A, 5.39%, 03/16/36 4,682 4,693,460
Series 2015-103, Class B, 6.89%, 01/20/40 2,749 2,894,416
Series 2015-187, Class C, 5.37%, 03/20/41 5,954 6,123,995
30,164,326
Interest Only Collateralized Mortgage Obligations — 3.6%
Federal Home Loan Mortgage Corp.
Series 4062, Class GI, 4.00%, 02/15/41 . 39 2,156
Series 4533, Class JI, 5.00%, 12/15/45 .. 362 65,471
Series 5159, Class KI, 3.00%, 11/25/51 .. 755 96,467
Series 5159, Class PI, 3.00%, 11/25/51 .. 1,282 172,549
Series 5176, Class QI, 3.00%, 12/25/51 . 685 99,747
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 4119, Class SC, (1-mo. LIBOR USD
at 6.15% Cap + 6.15%), 1.47%, 10/15/42 918 102,670
Series 4901, Class CS, (1-mo. LIBOR USD
at 6.10% Cap + 6.10%), 1.25%, 07/25/49 1,965 204,874
Series 4941, Class SH, (1-mo. LIBOR USD
at 5.95% Cap + 5.95%), 1.10%, 12/25/49 1,340 127,110
Federal National Mortgage Association
Series 2013-10, Class PI, 3.00%, 02/25/43 64 7,763
Series 2014-68, Class YI, 4.50%, 11/25/44 74 15,388
Series 2015-74, Class IA, 6.00%, 10/25/45 2,067 486,702
Series 2015-77, 6.00%, 10/25/45 ...... 2,476 506,725
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2017-68, Class IE, 4.50%, 09/25/47 USD 1,749 $ 312,829
Series 2020-32, 4.00%, 05/25/50 ...... 992 192,105
Series 2020-32, Class PI, 4.00%, 05/25/50 986 191,060
Series 2021-23, Class CI, 3.50%, 07/25/46 846 149,046
Series 2021-41, 3.50%, 07/25/51 ...... 1,625 274,887
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2015-66, Class AS, (1-mo.
LIBOR USD at 6.25% Cap + 6.25%),
1.40%, 09/25/45 ............... 3,499 260,306
Series 2016-60, Class SD, (1-mo.
LIBOR USD at 6.10% Cap + 6.10%),
1.25%, 09/25/46 ............... 510 40,110
Series 2016-78, Class CS, (1-mo.
LIBOR USD at 6.10% Cap + 6.10%),
1.25%, 05/25/39 ............... 642 49,365
Series 2017-70, Class SA, (1-mo.
LIBOR USD at 6.15% Cap + 6.15%),
1.30%, 09/25/47
(b)
.............. 666 71,211
Series 2019-5, Class SA, (1-mo. LIBOR
USD at 6.10% Cap + 6.10%),
1.25%, 03/25/49
(b)
.............. 2,730 238,871
Series 2019-25, Class SA, (1-mo.
LIBOR USD at 6.05% Cap + 6.05%),
1.20%, 06/25/49 ............... 2,295 262,178
Series 2019-35, Class SA, (1-mo.
LIBOR USD at 6.10% Cap + 6.10%),
1.25%, 07/25/49 ............... 1,152 120,267
Government National Mortgage Association
Series 2017-139, Class IB, 4.50%, 09/20/47 255 48,104
Series 2017-144, Class DI, 4.50%, 09/20/47 184 33,122
Series 2020-115, Class IM, 3.50%, 08/20/50 1,225 205,248
Series 2020-146, Class DI,
2.50%, 10/20/50
(b)
.............. 1,637 211,920
Series 2020-149, Class IA, 2.50%, 10/20/50 15,499 2,154,286
Series 2020-151, Class MI, 2.50%, 10/20/50 18,709 2,497,870
Series 2020-175, Class DI, 2.50%, 11/20/50 569 76,081
Series 2020-185, Class MI, 2.50%, 12/20/50 2,088 279,610
Series 2021-104, Class IH, 3.00%, 06/20/51 1,259 192,136
Series 2021-149, Class KI, 3.00%, 08/20/51 2,079 316,500
Series 2021-159, Class IH, 3.00%, 09/20/51 8,449 1,249,236
Series 2022-127, Class IA,
3.50%, 03/20/52
(b)
.............. 7,131 1,356,091
Government National Mortgage Association
Variable Rate Notes, Series 2017-101,
Class SL, (1-mo. LIBOR USD at 6.20% Cap
+ 6.20%), 1.44%, 07/20/47
(a)
......... 1,150 138,304
12,808,365
Interest Only Commercial Mortgage-Backed Securities — 0.4%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K105, Class X1, 1.52%, 01/25/30 . 1 80
Series K116, Class X1, 1.42%, 07/25/30 . 1,124 89,032
Series K119, Class X1, 0.93%, 09/25/30 . 1,788 96,922
Series K120, Class X1, 1.04%, 10/25/30 . 1,581 94,159
Series K122, Class X1, 0.88%, 11/25/30 . 2,763 142,324
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.56%, 01/25/58 .......... 2,649 361,748
Government National Mortgage Association
Variable Rate Notes
Series 2016-22, 0.72%, 11/16/55 ...... 11,199 266,134
Series 2016-151, 0.81%, 06/16/58 ..... 6,874 250,783

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock GNMA Portfolio
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2017-61, 0.75%, 05/16/59 ...... USD 1,683 $ 62,771
1,363,953
Mortgage-Backed Securities — 116.1%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/35 - 07/01/35 .......... 526 493,647
3.50%, 07/01/26 - 09/01/26 .......... 12 11,401
4.00%, 06/01/25 - 05/01/26 .......... 47 46,279
5.00%, 05/01/35 - 12/01/38 .......... 44 45,384
5.65%, 05/01/37 - 12/01/37 .......... 715 726,290
5.75%, 08/01/37 - 04/01/38 .......... 841 853,958
7.50%, 03/01/27 ................. —
(c)
33
Federal National Mortgage Association
3.50%, 11/01/46 ................. 725 681,734
4.45%, 03/01/36 - 06/01/36 .......... 398 392,257
4.94%, 01/01/35 - 05/01/35 .......... 152 150,601
5.00%, 04/01/36 ................. 84 83,236
5.20%, 08/01/34 - 09/01/34 .......... 181 179,327
5.25%, 08/01/37 - 09/01/37 .......... 458 451,747
5.54%, 01/01/35 ................. 62 62,047
5.75%, 04/01/37 ................. 268 263,765
5.80%, 07/01/34 ................. 40 40,068
5.94%, 09/01/34 ................. 62 61,818
6.50%, 09/01/28 - 02/01/31 .......... 632 644,814
Government National Mortgage Association
2.00%, 08/20/50 - 10/20/51 .......... 29,624 24,909,810
2.00%, 11/20/50
(d)
................ 30,568 26,142,820
2.00%, 04/15/53
(e)
................ 21,515 18,275,842
2.50%, 11/20/40 - 11/20/51 .......... 84,909 74,721,882
2.50%, 06/20/50
(f)
................ 26,672 23,596,165
2.50%, 04/15/53
(e)
................ 8,320 7,321,248
3.00%, 05/15/42 - 10/20/51 .......... 39,926 36,571,025
3.00%, 02/20/51
(f)
................ 26,246 24,117,696
3.00%, 04/15/53
(e)
................ 3,984 3,628,438
3.50%, 04/15/41 - 09/20/51 .......... 64,821 61,723,967
4.00%, 10/20/41 - 05/20/51 .......... 22,117 21,580,487
4.00%, 04/15/53
(e)
................ 11,224 10,805,774
4.50%, 12/15/34 - 05/20/50 .......... 11,259 11,278,160
4.50%, 04/15/53
(e)
................ 8,342 8,216,470
5.00%, 09/15/28 - 05/20/50 .......... 9,453 9,735,398
5.00%, 04/15/53
(e)
................ 12,406 12,421,508
5.50%, 03/15/32 - 12/15/34 .......... 4,109 4,234,502
5.50%, 04/15/53
(e)
................ 3,000 3,033,926
5.64%, 04/15/37 - 06/15/37 .......... 1,120 1,153,166
5.65%, 05/20/37 - 10/20/37 .......... 461 467,797
5.75%, 08/20/37 - 12/20/37 .......... 300 302,634
5.80%, 11/15/36 - 03/15/37 .......... 1,095 1,116,399
6.00%, 03/20/28 - 01/15/39 .......... 5,703 5,951,273
6.00%, 04/15/53
(e)
................ 4,450 4,532,916
6.50%, 09/20/27 - 10/20/40 .......... 1,773 1,821,610
7.00%, 03/20/24 - 05/20/27 .......... 5 4,814
7.50%, 10/20/25 ................. 1 619
8.00%, 07/15/24 - 05/15/30 .......... 8 7,764
8.50%, 10/15/24 - 02/15/25 .......... 5 4,703
Uniform Mortgage-Backed Securities
2.00%, 04/25/53
(e)
................ 793 655,535
2.50%, 04/25/38
(e)
................ 154 142,925
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00%, 03/01/43 - 06/01/44 .......... USD 3,548 $ 3,272,375
3.00%, 04/25/53
(e)
................ 4,090 3,669,792
3.50%, 04/25/38 - 04/25/53
(e)
......... 2,160 2,074,308
3.50%, 03/01/43 - 08/01/43 .......... 838 798,849
4.00%, 01/01/45 ................. 1,619 1,590,063
5.00%, 07/01/34 - 07/01/35 .......... 760 776,423
5.25%, 07/01/37 - 08/01/37 .......... 344 349,086
5.50%, 12/01/32 - 04/01/35 .......... 87 88,551
6.50%, 08/01/35 ................. 452 467,670
416,752,796
Total U.S. Government Sponsored Agency Securities — 128.5%
(Cost: $499,148,763) ............................. 461,089,440
Total Long-Term Investments — 128.7%
(Cost: $500,155,558) ............................. 462,043,055
Shares
Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70%
(g)(h)
................. 1,272,789 1,272,789
Total Short-Term Securities — 0.4%
(Cost: $1,272,789) .............................. 1,272,789
Total Investments Before Options Written and TBA Sale
Commitments — 129.1%
(Cost: $501,428,347 ) ............................. 463,315,844
Total Options Written — (0.2)%
(Premium Received — $(580,260)) ................... (563,547)
Par (000)
Pa r (000)
TBA Sale Commitments
(e)
Mortgage-Backed Securities — (13.4)%
Government National Mortgage Association
2.50% ,  04/15/53 ................. (11,803) (10,386,806)
3.50% ,  04/15/53 ................. (12,481) (11,700,851)
4.00% ,  04/15/53 ................. (11,254) (10,834,665)
5.00% ,  04/15/53 ................. (7,000) (7,008,750)
Uniform Mortgage-Backed Securities
3.00% ,  04/25/53 - 05/25/53 .......... (6,769) (6,076,062)
3.50% ,  04/25/53 - 05/25/53 .......... (728) (676,670)
4.00% ,  04/25/53 ................. (1,617) (1,546,515)
Total TBA Sale Commitments — (13.4)%
(Proceeds: $(48,088,181)) ......................... (48,230,319)
Total Investments Net of Options Written and TBA Sale
Commitments — 115.5%
(Cost: $452,759,906 ) ............................. 414,521,978
Liabilities in Excess of Other Assets — (15.5)% ........... (55,648,203)
Net Assets — 100.0% ..............................
$ 358,873,775
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Rounds to less than 1,000.
(d)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)
Represents or includes a TBA transaction.

BlackRock GNMA Portfolio
Schedules of Investments
17
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(f)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,533,765 $ — $ (260,976)
(a)
$ — $ — $ 1,272,789 1,272,789 $ 47,209 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Cantor Fitzgerald & Co. .. 4.94% 03/23/23 04/20/23   $ 23,561,431 $ 23,590,529
U.S. Government Sponsored
Agency Securities Up to 30 Days
Cantor Fitzgerald & Co. .. 4.94 03/23/23 04/20/23   7,862,734 7,872,445
U.S. Government Sponsored
Agency Securities Up to 30 Days
$ 31,424,165 $ 31,462,974

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock GNMA Portfolio
18
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 80 06/30/23 $ 16,528 $ (33,998)
Short Contracts
3-mo. SOFR ............................................................. 6 06/20/23 1,427 609
U.S. Treasury 10 Year Note ................................................... 81 06/21/23 9,320 25,198
U.S. Treasury 10 Year Ultra Note ............................................... 45 06/21/23 5,457 (107,656)
U.S. Treasury Long Bond ..................................................... 36 06/21/23 4,730 (132,492)
U.S. Treasury Ultra Bond ..................................................... 12 06/21/23 1,700 (74,854)
U.S. Treasury 5 Year Note .................................................... 51 06/30/23 5,592 (20,279)
3-mo. SOFR ............................................................. 6 09/19/23 1,427 1,990
3-mo. SOFR ............................................................. 6 12/19/23 1,431 (310)
3-mo. SOFR ............................................................. 6 03/19/24 1,436 7,685
(300,109)
$ (334,107)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 3.99% Semi-Annual 1-day SOFR Annual Bank of America NA 08/08/23 3.99 % USD 8,500 $ (85,568)
2-Year Interest Rate Swap
(a)
. 4.07% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 08/14/23 4.07 USD 8,500 (95,908)
10-Year Interest Rate Swap
(a)
3.00% Semi-Annual 1-day SOFR Annual Bank of America NA 03/13/24 3.00 USD 1,800 (58,549)
10-Year Interest Rate Swap
(a)
3.05% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 03/13/24 3.05 USD 900 (31,364)
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 03/13/24 3.15 USD 900 (35,194)
(306,583)
Put
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.99% Semi-Annual Bank of America NA 08/08/23 3.99 USD 8,500 (44,488)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.07% Semi-Annual Deutsche Bank AG 08/14/23 4.07 USD 8,500 (39,224)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.15% Semi-Annual Deutsche Bank AG 12/11/23 4.15 USD 12,800 (51,138)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.00% Semi-Annual Bank of America NA 03/13/24 3.00 USD 1,800 (64,610)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.05% Semi-Annual Deutsche Bank AG 03/13/24 3.05 USD 900 (30,339)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.15% Semi-Annual Deutsche Bank AG 03/13/24 3.15 USD 900 (27,165)
(256,964)
$ (563,547)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.18% Annual 03/23/25 USD 7,500 $ 11,352 $ — $ 11,352
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 179 17,283 — 17,283
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 179 (17,298) — (17,298)
0.56% Quarterly 1-day EFFR Quarterly 10/21/30 USD 41 7,422 — 7,422
1-day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 41 (7,556) — (7,556)
2.16% Annual 1-day SOFR Annual 04/01/32 USD 2,700 234,135 — 234,135

BlackRock GNMA Portfolio
Schedules of Investments
19
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Categorized by Risk Exposure
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.64% Annual 09/28/32 USD 2,400 $ 80,905 $ 4,623 $ 76,282
3.16% Annual 1-day SOFR Annual 01/18/33 USD 1,000 5,774 — 5,774
3.12% Annual 1-day SOFR Annual 02/06/33 USD 1,700 14,324 — 14,324
1-day SOFR Annual 2.10% Annual 03/21/33 USD 3,000 (280,055) — (280,055)
$ 66,286 $ 4,623 $ 61,663
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 4.83%
1-day SOFR ......................................... Secured Overnight Financing Rate 4.87
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 4,623 $ — $ 366,572 $ (304,909) $ —
Options Written ................................................... N/A N/A 90,852 (74,139) (563,547)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 35,482 $ — $ 35,482
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 366,572 — 366,572
$ — $ — $ — $ — $ 402,054 $ — $ 402,054
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 369,589 $ — $ 369,589
Options written
(b)
Options written at value ..................... — — — — 563,547 — 563,547
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 304,909 — 304,909
$ — $ — $ — $ — $ 1,238,045 $ — $ 1,238,045
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock GNMA Portfolio
20
Schedule of Investments
(unaudited) (continued)
March 31, 2023
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 224,361 $ — $ 224,361
Options written ........................ — — — — 1,742,481 — 1,742,481
Swaps .............................. — — — — (1,765,117) — (1,765,117)
$ — $ — $ — $ — $ 201,725 $ — $ 201,725
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (1,266,064) $ — $ (1,266,064)
Options written ........................ — — — — 1,399,250 — 1,399,250
Swaps .............................. — — — — (733,593) — (733,593)
$ — $ — $ — $ — $ (600,407) $ — $ (600,407)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 8,264,063
Average notional value of contracts — short ................................................................................. $ 42,858,323
Options
Average notional value of swaption contracts written ........................................................................... $ 51,900,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 25,519,665
Average notional value — receives fixed rate ................................................................................ $ 35,569,665
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 11,738 $ 134,259
Options
(a)
......................................................................................... — 563,547
Swaps — centrally cleared .............................................................................. 2,477 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 14,215 $ 697,806
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(14,215) (134,259)
Total derivative assets and liabilities subject to an MNA ............................................................
$ — $ 563,547
(a)
Includes forward settling swaptions.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(a)
Net Amount of
Derivative
Liabilities
(b)
Bank of America NA .............................. $ 253,215 $ — $ — $ (253,215) $ —
Deutsche Bank AG ............................... 310,332 — — (290,000) 20,332
$ 563,547 $ — $ — $ (543,215) $ 20,332
(a)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock GNMA Portfolio
Schedules of Investments
21
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Non-Agency Mortgage-Backed Securities ........................ $ — $ 953,615 $ — $ 953,615
U.S. Government Sponsored Agency Securities .................... — 459,211,347 1,878,093 461,089,440
Short-Term Securities
Money Market Funds ...................................... 1,272,789 — — 1,272,789
Liabilities
Investments
TBA Sale Commitments .................................... — (48,230,319) — (48,230,319)
$ 1,272,789 $ 411,934,643 $ 1,878,093 $ 415,085,525
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 35,482 $ 366,572 $ — $ 402,054
Liabilities
Interest rate contracts ....................................... (369,589) (868,456) — (1,238,045)
$ (334,107) $ (501,884) $ — $ (835,991)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $31,462,974 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
U.S.
Government
Sponsored
Agency
Securities Total
Investments
Assets
Opening balance, as of September 30, 2022 .................................................................................... $ 4,709,456 $ 4,709,456
Transfers into Level 3
(a)
................................................................................................. 1,589,458 1,589,458
Transfers out of Level 3
(b)
................................................................................................ (4,361,490) (4,361,490)
Accrued discounts/premiums .............................................................................................. (182) (182)
Net realized gain ..................................................................................................... — —
Net change in unrealized depreciation
(c)(d)
...................................................................................... (59,149) (59,149)
Purchases .......................................................................................................... — —
Sales ............................................................................................................. — —
Closing balance, as of March 31, 2023 .......................................................................................
$ 1,878,093 $ 1,878,093
Net change in unrealized depreciation on investments still held at March 31, 2023
(d)
..........................................................
$ (59,149) $ (59,149)
(a)
As of September 30, 2022, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of September 30, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Impact Mortgage Fund
22
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Schedule of Investments
(unaudited)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
GoodLeap Sustainable Home Solutions
Trust, Series 2023-1GS, Class A, 5.52%,
02/22/55
(b)
..................... USD 198 $ 192,684
Mosaic Solar Loan Trust
Series 2019-2A, Class A, 2.88%, 09/20/40 93 82,875
Series 2022-3A, Class A, 6.10%, 06/20/53 923 957,157
Series 2023-1A, Class A, 5.32%, 06/20/53 345 339,494
Total Asset-Backed Securities — 0.3%
(Cost: $1,557,592) .............................. 1,572,210
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 1.3%
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class A, (1-mo. LIBOR
USD at 0.85% Floor + 0.85%), 5.54%,
09/15/34
(a)(c)
.................... 427 417,298
BFLD Trust, Series 2019-DPLO, Class A,
(1-mo. CME Term SOFR at 1.20% Floor +
1.20%), 6.03%, 10/15/34
(a)(c)
......... 45 44,319
BX Trust
(a)(c)
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.91% Floor + 0.91%),
5.74%, 02/15/36 ............... 105 100,052
Series 2021-MFM1, Class C, (1-mo. CME
Term SOFR at 1.31% Floor + 1.31%),
6.14%, 01/15/34 ............... 407 387,998
Series 2021-VIEW, Class A, (1-mo. LIBOR
USD at 1.28% Floor + 1.28%), 5.96%,
06/15/36 .................... 780 738,964
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(a)
..................... 810 689,138
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class B, 2.86%, 11/10/42
(a)
.. 100 80,670
Commercial Mortgage Trust
Series 2017-COR2, Class AM, 3.80%,
09/10/50 .................... 297 268,508
Series 2019-521F, Class B, (1-mo. LIBOR
USD at 1.10% Floor + 1.10%), 5.78%,
06/15/34
(a)(c)
.................. 923 822,903
Credit Suisse Mortgage Capital Certificates,
Series 2021-980M, Class A, 2.39%,
07/15/31
(a)
..................... 600 515,974
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(a)(c)
.... 526 419,231
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(c)
Series 2020-609M, Class A, (1-mo. LIBOR
USD at 1.37% Floor + 1.37%), 6.05%,
10/15/33 .................... 1,400 1,275,206
Series 2020-609M, Class D, (1-mo. LIBOR
USD at 2.77% Floor + 2.77%), 7.45%,
10/15/33 .................... 400 330,254
MF1 Multifamily Housing Mortgage Loan
Trust, Series 2021-W10, Class A, (1-mo.
CME Term SOFR at 1.07% Floor + 1.07%),
5.90%, 12/15/34
(a)(c)
............... 250 236,112
Morgan Stanley Capital I Trust, Series 2018-
H3, Class B, 4.62%, 07/15/51
(c)
....... 533 475,649
6,802,276
Interest Only Commercial Mortgage-Backed Securities — 0.6%
(c)
Arbor Multifamily Mortgage Securities Trust
(a)
Series 2020-MF1, Class XA, 0.96%,
05/15/53 .................... 993 49,765
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2021-MF3, Class XA, 0.74%,
10/15/54 .................... USD 1,461 $ 60,750
BANK
Series 2020-BN29, Class XA, 1.34%,
11/15/53 .................... 2,736 201,505
Series 2021-BN33, Class XA, 1.06%,
05/15/64 .................... 9,630 556,471
Benchmark Mortgage Trust
Series 2020-B20, Class XA, 1.62%,
10/15/53 .................... 10,983 829,432
Series 2020-B21, Class XA, 1.45%,
12/17/53
(a)
................... 2,716 208,887
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class XA, 0.55%,
11/15/51 .................... 2,923 73,706
Series 2019-C16, Class XA, 1.55%,
06/15/52 .................... 10,109 710,398
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.47%, 10/15/52 ...... 7,539 521,051
Wells Fargo Commercial Mortgage Trust,
Series 2021-C59, Class XA, 1.53%,
04/15/54 ...................... 2,464 209,121
3,421,086
Total Non-Agency Mortgage-Backed Securities — 1.9%
(Cost: $11,572,442) .............................. 10,223,362
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.3%
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ..... 740 717,058
Government National Mortgage
Association, Series 2016-123, Class LM,
3.00%, 09/20/46 ................. 500 430,365
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.72%, 07/20/39
(c)
............. 554 579,396
1,726,819
Commercial Mortgage-Backed Securities — 0.8%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series KSG4, Class
A2, 3.40%, 08/25/32
(c)
............. 5,000 4,671,763
Interest Only Collateralized Mortgage Obligations — 1.2%
Federal National Mortgage Association
Series 2020-32, 4.00%, 05/25/50 ...... 1,388 268,948
Series 2020-32, Class PI, 4.00%, 05/25/50 1,434 277,906
Government National Mortgage Association
Series 2020-115, Class IM, 3.50%, 08/20/50 1,633 273,664
Series 2020-146, Class DI,
2.50%, 10/20/50
(b)
.............. 2,381 308,247
Series 2020-149, Class IA, 2.50%, 10/20/50 15,545 2,160,691
Series 2020-175, Class DI, 2.50%, 11/20/50 783 104,611
Series 2020-185, Class MI, 2.50%, 12/20/50 2,862 383,170
Series 2021-159, Class IH, 3.00%, 09/20/51 8,476 1,253,184
Series 2022-127, Class IA,
3.50%, 03/20/52
(b)
.............. 7,092 1,348,566
6,378,987
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(c)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K105, Class X1, 1.52%, 01/25/30 . 1 98

BlackRock Impact Mortgage Fund
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series K116, Class X1, 1.42%, 07/25/30 . USD 1,404 $ 111,172
Series K119, Class X1, 0.93%, 09/25/30 . 2,354 127,649
Series K120, Class X1, 1.04%, 10/25/30 . 1,965 117,018
Series K122, Class X1, 0.88%, 11/25/30 . 3,421 176,225
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.56%, 01/25/58 .......... 3,243 442,852
Government National Mortgage Association
Variable Rate Notes
Series 2005-9, 0.30%, 01/16/45 ....... 752 7
Series 2005-50, 0.32%, 06/16/45 ...... 1,397 6,933
Series 2006-30, 2.73%, 05/16/46 ...... 219 2
Series 2016-22, 0.72%, 11/16/55 ...... 13,090 311,056
Series 2016-151, 0.81%, 06/16/58 ..... 4,041 147,431
Series 2017-30, 0.59%, 08/16/58 ...... 2,232 60,473
Series 2017-61, 0.75%, 05/16/59 ...... 1,705 63,602
1,564,518
Mortgage-Backed Securities — 158.4%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 .......... 848 802,557
3.00%, 09/01/27 - 08/01/30 .......... 706 676,770
4.50%, 02/01/39 - 08/01/48 .......... 1,347 1,348,081
5.00%, 04/01/36 - 11/01/48 .......... 582 594,595
5.50%, 06/01/41 ................. 510 530,419
Federal National Mortgage Association,
3.50%, 11/01/46 ................. 850 799,274
Government National Mortgage Association
2.00%, 08/20/50 - 04/20/51 .......... 9,688 8,223,732
2.00%, 04/15/53
(d)
................ 19,242 16,345,654
2.50%, 02/20/51 - 01/20/52 .......... 24,574 21,366,926
2.50%, 04/15/53
(d)
................ 972 855,360
3.00%, 02/15/45 - 12/20/51 .......... 29,059 26,723,166
3.00%, 04/15/53
(d)
................ 708 644,884
3.50%, 01/20/41 - 02/20/52 .......... 56,243 53,094,502
3.50%, 04/15/53
(d)
................ 575 539,040
4.00%, 04/20/39 - 01/20/52 .......... 31,077 30,060,707
4.00%, 04/15/53
(d)
................ 405 389,909
4.50%, 12/20/39 - 08/20/50 .......... 4,430 4,412,639
4.50%, 04/15/53
(d)
................ 359 353,598
5.00%, 12/15/38 - 06/20/52 .......... 4,968 5,059,065
5.00%, 04/15/53
(d)
................ 213 213,266
5.50%, 09/20/52 - 03/20/53 .......... 4,876 4,970,955
5.50%, 04/15/53
(d)
................ 162 163,832
6.00%, 10/20/52 - 12/20/52 .......... 2,456 2,542,599
6.50%, 12/20/52 - 03/20/53 .......... 2,593 2,692,895
Uniform Mortgage-Backed Securities
1.50%, 04/25/38
(d)
................ 2,971 2,611,840
1.50%, 11/01/41 - 03/01/51 .......... 11,402 9,233,885
2.00%, 10/01/31 - 03/01/52 .......... 49,257 41,101,451
2.00%, 04/25/38 - 04/25/53
(d)
......... 68,291 58,106,114
2.50%, 04/01/30 - 03/01/52 .......... 14,423 12,990,248
2.50%, 04/25/53
(d)
................ 111,450 96,055,883
3.00%, 04/01/28 - 08/01/52 .......... 26,073 23,653,601
3.00%, 04/25/53 - 05/25/53
(d)
......... 45,397 40,743,488
3.50%, 11/01/28 - 07/01/52 .......... 6,942 6,555,095
3.50%, 08/01/52
(e)
................ 27,161 25,246,939
3.50%, 04/25/53
(d)
................ 18,412 17,108,254
4.00%, 09/01/33 - 09/01/52 .......... 19,207 18,372,764
4.00%, 08/01/52
(f)
................ 91,550 87,562,999
4.00%, 04/25/53
(d)
................ 1,162 1,111,349
4.50%, 02/01/25 - 03/01/53 .......... 57,542 56,442,073
4.50%, 07/01/52 - 08/01/52
(f)
......... 61,517 60,893,282
4.50%, 08/01/52 - 09/01/52
(e)
......... 44,226 43,439,194
5.00%, 11/01/32 - 03/01/53 .......... 34,000 33,924,451
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.00%, 08/01/52
(e)
................ USD 46,939 $ 46,877,781
5.00%, 04/25/53
(d)
................ 607 605,388
5.50%, 02/01/35 - 04/01/41 .......... 1,582 1,633,350
5.50%, 04/25/53
(d)
................ 985 994,946
6.00%, 04/01/35 - 06/01/41 .......... 1,450 1,508,641
6.00%, 04/25/53
(d)
................ 2,800 2,857,859
6.50%, 05/01/40 ................. 312 328,315
873,363,615
Total U.S. Government Sponsored Agency Securities — 161.0%
(Cost: $917,506,519) ............................. 887,705,702
Total Long-Term Investments — 163.2%
(Cost: $930,636,553) ............................. 899,501,274
Shares
Shares
Short-Term Securities
Money Market Funds — 26.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70%
(g)(h)
................. 143,173,245 143,173,245
Total Short-Term Securities — 26.0%
(Cost: $143,173,245) ............................. 143,173,245
Total Options Purchased — 0.0%
(Cost: $113,822) ................................ 109,609
Total Investments Before Options Written and TBA Sale
Commitments — 189.2%
(Cost: $1,073,923,620 ) ........................... 1,042,784,128
Total Options Written — (0.2)%
(Premium Received — $(1,053,890)) .................. (957,997)
Par (000)
Pa r (000)
TBA Sale Commitments
(d)
Mortgage-Backed Securities — (57.7)%
Government National Mortgage Association
2.50% ,  04/15/53 ................. (887) (780,472)
3.00% ,  04/15/53 ................. (4,602) (4,192,127)
3.50% ,  04/15/53 ................. (3,584) (3,360,307)
4.00% ,  04/15/53 ................. (1,693) (1,629,916)
4.50% ,  04/15/53 ................. (314) (309,275)
5.00% ,  04/15/53 ................. (102) (102,127)
Uniform Mortgage-Backed Securities
2.50% ,  04/25/38 ................. (2,313) (2,146,570)
3.00% ,  04/25/38 - 04/25/53 .......... (5,879) (5,354,226)
3.50% ,  04/25/38 - 05/25/53 .......... (30,699) (28,571,882)
1.50% ,  04/25/53 ................. (786) (616,975)
2.00% ,  04/25/53 ................. (2,053) (1,697,430)
4.00% ,  04/25/53 ................. (89,345) (85,450,561)
4.50% ,  04/25/53 ................. (144,297) (141,381,596)
5.00% ,  04/25/53 ................. (38,836) (38,732,842)
5.50% ,  04/25/53 ................. (790) (797,977)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Impact Mortgage Fund
24
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.00% ,  04/25/53 ................. USD (2,800) $ (2,857,859)
Total TBA Sale Commitments — (57.7)%
(Proceeds: $(312,853,714)) ........................ (317,982,142)
Total Investments Net of Options Written and TBA Sale
Commitments — 131.3%
(Cost: $760,016,016 ) ............................. 723,843,989
Liabilities in Excess of Other Assets — (31.3)% ........... (172,581,249)
Net Assets — 100.0% ..............................
$ 551,262,740
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Represents or includes a TBA transaction.
(e)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(f)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 4,244,707 $ 138,928,538
(a)
$ — $ — $ — $ 143,173,245 143,173,245 $ 318,234 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Credit Agricole Corporate &
Investment Bank SA ... 4.92% 03/10/23 04/13/23   $ 19,982,960 $ 20,034,849
U.S. Government Sponsored
Agency Securities Up to 30 Days
Credit Agricole Corporate &
Investment Bank SA ... 4.92 03/10/23 04/13/23   46,406,123 46,526,624
U.S. Government Sponsored
Agency Securities Up to 30 Days
Credit Agricole Corporate &
Investment Bank SA ... 4.92 03/10/23 04/13/23   30,442,072 30,521,120
U.S. Government Sponsored
Agency Securities Up to 30 Days
Credit Agricole Corporate &
Investment Bank SA ... 4.92 03/10/23 04/13/23   27,940,630 28,013,183
U.S. Government Sponsored
Agency Securities Up to 30 Days
$ 124,771,785 $ 125,095,776

BlackRock Impact Mortgage Fund
Schedules of Investments
25
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 70 06/30/23 $ 14,462 $ (16,770)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 90 06/21/23 10,356 (30,097)
U.S. Treasury 10 Year Ultra Note ............................................... 31 06/21/23 3,759 (19,425)
U.S. Treasury Long Bond ..................................................... 24 06/21/23 3,153 (38,166)
U.S. Treasury 5 Year Note .................................................... 126 06/30/23 13,816 (123,536)
(211,224)
$ (227,994)
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.09% Semi-Annual
Morgan Stanley & Co.
International plc 03/27/26 3.09 % USD 239 $ 13,039
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.08% Semi-Annual Bank of America NA 03/30/26 3.08 USD 814 44,138
57,177
Put
10-Year Interest Rate Swap
(a)
3.09% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/27/26 3.09 USD 239 11,809
10-Year Interest Rate Swap
(a)
3.08% Semi-Annual 1-day SOFR Annual Bank of America NA 03/30/26 3.08 USD 814 40,623
52,432
$ 109,609
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.60% Semi-Annual 1-day SOFR Annual Bank of America NA 04/12/23 2.60 % USD 2,300 $ (130)
2-Year Interest Rate Swap
(a)
. 3.99% Semi-Annual 1-day SOFR Annual Bank of America NA 08/08/23 3.99 USD 10,200 (102,682)
2-Year Interest Rate Swap
(a)
. 4.07% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 08/14/23 4.07 USD 10,200 (115,090)
10-Year Interest Rate Swap
(a)
3.00% Semi-Annual 1-day SOFR Annual Bank of America NA 03/13/24 3.00 USD 2,200 (71,559)
10-Year Interest Rate Swap
(a)
3.05% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 03/13/24 3.05 USD 1,100 (38,333)
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 03/13/24 3.15 USD 1,100 (43,015)
10-Year Interest Rate Swap
(a)
2.95% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/13/26 2.95 USD 127 (6,187)
10-Year Interest Rate Swap
(a)
3.02% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.02 USD 441 (22,761)
10-Year Interest Rate Swap
(a)
3.12% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.12 USD 386 (21,467)
10-Year Interest Rate Swap
(a)
3.14% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.14 USD 514 (29,040)
(450,264)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Impact Mortgage Fund
26
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.60% Semi-Annual Bank of America NA 04/12/23 2.60 % USD 2,300 $ (118,733)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.99% Semi-Annual Bank of America NA 08/08/23 3.99 USD 10,200 (53,385)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.07% Semi-Annual Deutsche Bank AG 08/14/23 4.07 USD 10,200 (47,069)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.15% Semi-Annual Deutsche Bank AG 12/11/23 4.15 USD 16,600 (66,320)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.00% Semi-Annual Bank of America NA 03/13/24 3.00 USD 2,200 (78,967)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.05% Semi-Annual Deutsche Bank AG 03/13/24 3.05 USD 1,100 (37,081)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.15% Semi-Annual Deutsche Bank AG 03/13/24 3.15 USD 1,100 (33,202)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.95% Semi-Annual
Morgan Stanley & Co.
International plc 03/13/26 2.95 USD 127 (6,871)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.02% Semi-Annual
Goldman Sachs
International 03/16/26 3.02 USD 441 (22,790)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.12% Semi-Annual
Goldman Sachs
International 03/16/26 3.12 USD 386 (18,722)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.14% Semi-Annual
Goldman Sachs
International 03/16/26 3.14 USD 514 (24,593)
(507,733)
$ (957,997)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.18% Annual 03/23/25 USD 9,100 $ 13,773 $ — $ 13,773
2.16% Annual 1-day SOFR Annual 04/01/32 USD 3,500 303,510 — 303,510
2.65% Annual 1-day SOFR Annual 06/02/32 USD 1,100 52,558 — 52,558
1-day SOFR Annual 3.64% Annual 09/28/32 USD 3,000 101,130 5,778 95,352
3.16% Annual 1-day SOFR Annual 01/18/33 USD 1,000 5,774 — 5,774
3.12% Annual 1-day SOFR Annual 02/06/33 USD 3,100 26,120 — 26,120
1-day SOFR Annual 2.10% Annual 03/21/33 USD 3,900 (364,071) — (364,071)
$ 138,794 $ 5,778 $ 133,016
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 - day SOFR ......................................... Secured Overnight Financing Rate 4.87%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 5,778 $ — $ 497,087 $ (364,071) $ —
Options Written ................................................... N/A N/A 215,848 (119,955) (957,997)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock Impact Mortgage Fund
Schedules of Investments
27
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Options purchased
(a)
Investments at value — unaffiliated
(b)
........... $ — $ — $ — $ — $ 109,609 $ — $ 109,609
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(c)
. — — — — 497,087 — 497,087
$ — $ — $ — $ — $ 606,696 $ — $ 606,696
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(c)
..... $ — $ — $ — $ — $ 227,994 $ — $ 227,994
Options written
(a)
Options written at value ..................... — — — — 957,997 — 957,997
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(c)
. — — — — 364,071 — 364,071
$ — $ — $ — $ — $ 1,550,062 $ — $ 1,550,062
(a)
Includes forward settling swaptions.
(b)
Includes options purchased at value as reported in the Schedule of Investments.
(c)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ (1,887,558) $ — $ (1,887,558)
Forward foreign currency exchange contracts .... — — — 3,019 — — 3,019
Options purchased
(a)
.................... — — — — (11,203) — (11,203)
Options written ........................ — — — — 2,214,504 — 2,214,504
Swaps .............................. — — — — (2,289,272) — (2,289,272)
$ — $ — $ — $ 3,019 $ (1,973,529) $ — $ (1,970,510)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ 523,573 $ — $ 523,573
Forward foreign currency exchange contracts .... — — — (3,020) — — (3,020)
Options purchased
(b)
.................... — — — — (4,659) — (4,659)
Options written ........................ — — — — 1,907,551 — 1,907,551
Swaps .............................. — — — — (911,053) — (911,053)
$ — $ — $ — $ (3,020) $ 1,515,412 $ — $ 1,512,392
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 12,343,242
Average notional value of contracts — short ................................................................................. $ 51,630,680
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ —
(a)
Average amounts sold — in USD ........................................................................................ $ —
(a)
Options
Average notional value of swaption contracts purchased ......................................................................... $ 1,052,800
Average notional value of swaption contracts written ........................................................................... $ 71,818,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 37,250,000
Average notional value — receives fixed rate ................................................................................ $ 48,450,000

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Impact Mortgage Fund
28
Schedule of Investments
(unaudited) (continued)
March 31, 2023
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 9,844 $ 116,176
Options
(a)(b)
........................................................................................ 109,609 957,997
Swaps — centrally cleared .............................................................................. — 6,815
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 119,453 $ 1,080,988
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(9,844) (122,991)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 109,609 $ 957,997
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Bank of America NA .............................. $ 84,761 $ (84,761) $ — $ — $ —
Morgan Stanley & Co. International plc .................. 24,848 (13,058) — — 11,790
$ 109,609 $ (97,819) $ — $ — $ 11,790
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(c)
Net Amount of
Derivative
Liabilities
(d)
Bank of America NA .............................. $ 425,456 $ (84,761) $ — $ (340,695) $ —
Deutsche Bank AG ............................... 380,110 — — (137,000) 243 ,110
Goldman Sachs International ........................ 139,373 — — — 139,373
Morgan Stanley & Co. International plc .................. 13,058 (13,058) — — —
$ 957,997 $ (97,819) $ — $ (477,695) $ 382 , 483
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 1,379,526 $ 192,684 $ 1,572,210
Non-Agency Mortgage-Backed Securities ........................ — 10,223,362 — 10,223,362
U.S. Government Sponsored Agency Securities .................... — 886,048,889 1,656,813 887,705,702

BlackRock Impact Mortgage Fund
Schedules of Investments
29
Schedule of Investments
(unaudited) (continued)
March 31, 2023
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 143,173,245 $ — $ — $ 143,173,245
Options Purchased
Interest rate contracts ...................................... — 109,609 — 109,609
Liabilities
Investments
TBA Sale Commitments .................................... — (317,982,142) — (317,982,142)
$ 143,173,245 $ 579,779,244 $ 1,849,497 $ 724,801,986
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ — $ 497,087 $ — $ 497,087
Liabilities
Interest rate contracts ....................................... (227,994) (1,322,068) — (1,550,062)
$ (227,994) $ (824,981) $ — $ (1,052,975)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $125,095,776 are categorized as Level 2 within the fair value hierarchy.
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
30
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Schedule of Investments
(unaudited)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd., Series 2021-11A, Class
D, (3-mo. LIBOR USD at 3.15% Floor +
3.15%), 7.94%, 04/15/34
(a)(b)
......... USD 1,000 $ 919,118
AGL CLO 12 Ltd., Series 2021-12A, Class
C, (3-mo. LIBOR USD at 1.85% Floor +
1.85%), 6.66%, 07/20/34
(a)(b)
......... 1,000 951,962
AGL CLO 5 Ltd., Series 2020-5A, Class
A1R, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 5.97%, 07/20/34
(a)(b)
......... 1,000 977,017
AIG CLO LLC
(a)(b)
Series 2018-1A, Class A1R, (3-mo. LIBOR
USD at 1.12% Floor + 1.12%), 5.93%,
04/20/32 .................... 4,000 3,940,308
Series 2018-1A, Class CR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 6.86%,
04/20/32 .................... 1,000 968,445
Series 2021-1A, Class A, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 5.92%,
04/22/34 .................... 3,000 2,921,304
Series 2021-2A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.56%,
07/20/34 .................... 1,000 968,460
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 7.86%,
07/20/34 .................... 500 455,965
Series 2021-3A, Class A, (3-mo. LIBOR
USD at 1.16% Floor + 1.16%), 5.98%,
01/25/35 .................... 3,250 3,167,250
AIG CLO Ltd.
(a)(b)
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
6.48%, 04/18/35 ............... 2,000 1,929,578
Series 2019-2A, Class AR, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 5.92%,
10/25/33 .................... 2,000 1,961,129
AIMCO CLO 14 Ltd., Series 2021-14A, Class
A, (3-mo. LIBOR USD at 0.99% Floor +
0.99%), 5.80%, 04/20/34
(a)(b)
......... 4,000 3,870,226
Ajax Mortgage Loan Trust
(b)
Series 2019-E, Class B, 4.88%, 09/25/59
(c)
45 44,532
Series 2019-E, Class C, 0.00%, 09/25/59 574 571,232
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class C, (3-mo. LIBOR USD + 2.25%),
7.04%, 04/15/34
(a)(b)
............... 1,000 967,969
Apidos CLO XXIX, Series 2018-29A, Class
B, (3-mo. LIBOR USD at 1.90% Floor +
1.90%), 6.72%, 07/25/30
(a)(b)
......... 1,000 952,343
Apidos CLO XXXVII, Series 2021-37A, Class
A, (3-mo. LIBOR USD at 1.13% Floor +
1.13%), 5.95%, 10/22/34
(a)(b)
......... 4,200 4,097,928
Ares XXXVII CLO Ltd., Series 2015-4A, Class
BR, (3-mo. LIBOR USD + 1.80%), 6.59%,
10/15/30
(a)(b)
.................... 250 240,565
Ballyrock CLO 16 Ltd., Series 2021-16A, Class
A1, (3-mo. LIBOR USD at 1.13% Floor +
1.13%), 5.94%, 07/20/34
(a)(b)
......... 2,000 1,947,698
Ballyrock CLO Ltd., Series 2019-2A, Class
CR, (3-mo. LIBOR USD at 3.15% Floor +
3.15%), 8.07%, 11/20/30
(a)(b)
......... 1,000 932,485
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (3-mo. LIBOR USD at 2.10% Floor +
2.10%), 6.91%, 03/09/34
(a)(b)
......... 1,000 937,968
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (1-mo. LIBOR
USD at 0.30% Floor + 0.30%), 5.15%,
06/25/47
(a)
..................... 3,300 3,128,748
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO X Ltd., Series
2016-10A, Class BRR, (3-mo. LIBOR USD
at 2.15% Floor + 2.15%), 6.96%, 04/20/34
(a)
(b)
........................... USD 1,250 $ 1,186,981
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. LIBOR USD at
1.17% Floor + 1.17%), 5.96%, 10/15/34
(a)(b)
1,500 1,468,515
Canyon CLO Ltd.
(a)(b)
Series 2020-1A, Class CR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 6.84%,
07/15/34 .................... 1,000 954,550
Series 2020-1A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 7.94%,
07/15/34 .................... 1,000 902,000
Series 2021-3A, Class B, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.49%,
07/15/34 .................... 2,000 1,919,183
Carlyle US CLO Ltd.
(a)(b)
Series 2019-3A, Class BR, (3-mo. LIBOR
USD at 2.30% Floor + 2.30%), 7.11%,
10/20/32 .................... 1,000 975,494
Series 2021-1A, Class A1, (3-mo. LIBOR
USD at 1.14% Floor + 1.14%), 5.93%,
04/15/34 .................... 2,810 2,742,651
Series 2021-3SA, Class A1, (3-mo. LIBOR
USD at 1.06% Floor + 1.06%), 5.85%,
04/15/34 .................... 700 685,550
CarVal CLO II Ltd.
(a)(b)
Series 2019-1A, Class ANR, (3-mo. LIBOR
USD at 1.11% Floor + 1.11%), 5.92%,
04/20/32 .................... 2,000 1,965,735
Series 2019-1A, Class BR, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.31%,
04/20/32 .................... 950 916,261
CarVal CLO VII-C Ltd., Series 2023-1A, Class
B1, (3-mo. CME Term SOFR at 2.75% Floor
+ 2.75%), 7.43%, 01/20/35
(a)(b)
........ 1,500 1,491,684
Cedar Funding XII CLO Ltd., Series 2020-12A,
Class A1R, (3-mo. LIBOR USD at 1.13%
Floor + 1.13%), 5.95%, 10/25/34
(a)(b)
.... 1,250 1,212,099
Cedar Funding XIV CLO Ltd., Series 2021-14A,
Class A, (3-mo. LIBOR USD at 1.10% Floor
+ 1.10%), 5.89%, 07/15/33
(a)(b)
........ 2,000 1,965,697
CIFC Funding 2019-II Ltd., Series 2019-2A,
Class BR, (3-mo. LIBOR USD at 1.50%
Floor + 1.50%), 6.29%, 04/17/34
(a)(b)
.... 1,000 962,911
CIFC Funding 2021-I Ltd., Series 2021-1A,
Class A1, (3-mo. LIBOR USD at 1.11% Floor
+ 1.11%), 5.93%, 04/25/33
(a)(b)
........ 2,000 1,969,398
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A3LR, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 6.74%,
10/18/30 .................... 500 475,319
Series 2013-4A, Class CRR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 6.71%,
04/27/31 .................... 1,000 971,356
Series 2015-4A, Class A1A2, (3-mo. LIBOR
USD at 1.07% Floor + 1.07%), 5.88%,
04/20/34 .................... 1,980 1,939,858
Series 2016-1A, Class BRR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.52%,
10/21/31 .................... 1,000 970,713
Series 2017-1A, Class D, (3-mo. LIBOR
USD + 3.50%), 8.32%, 04/23/29 .... 1,000 964,851

BlackRock Income Fund
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class DR, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 7.91%,
04/20/32 .................... USD 1,250 $ 1,193,576
Series 2021-7A, Class A1, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 5.95%,
01/23/35 .................... 4,000 3,900,568
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (3-mo. LIBOR USD at 1.12% Floor +
1.12%), 6.04%, 05/20/34
(a)(b)
......... 5,000 4,881,155
Dryden XXVI Senior Loan Fund, Series
2013-26A, Class CR, (3-mo. LIBOR USD +
1.85%), 6.64%, 04/15/29
(a)(b)
......... 1,000 972,445
Eaton Vance CLO Ltd., Series 2015-1A, Class
CR, (3-mo. LIBOR USD + 1.90%), 6.71%,
01/20/30
(a)(b)
.................... 763 728,488
Elmwood CLO 15 Ltd., Series 2022-2A, Class
A1, (3-mo. CME Term SOFR at 1.34% Floor
+ 1.34%), 5.99%, 04/22/35
(a)(b)
........ 3,000 2,935,099
Elmwood CLO II Ltd., Series 2019-2A, Class
AR, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 5.96%, 04/20/34
(a)(b)
......... 2,000 1,952,447
Elmwood CLO IV Ltd., Series 2020-1A, Class
A, (3-mo. LIBOR USD at 1.24% Floor +
1.24%), 6.03%, 04/15/33
(a)(b)
......... 1,900 1,872,512
Elmwood CLO V Ltd., Series 2020-2A, Class
AR, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 5.96%, 10/20/34
(a)(b)
......... 3,250 3,174,359
Elmwood CLO VII Ltd., Series 2020-4A, Class
A, (3-mo. LIBOR USD at 1.39% Floor +
1.39%), 6.18%, 01/17/34
(a)(b)
......... 2,000 1,971,908
Elmwood CLO VIII Ltd., Series 2021-1A, Class
A1, (3-mo. LIBOR USD at 1.24% Floor +
1.24%), 6.05%, 01/20/34
(a)(b)
......... 3,100 3,036,281
Elmwood CLO XII Ltd., Series 2021-5A, Class
B, (3-mo. LIBOR USD at 1.70% Floor +
1.70%), 6.51%, 01/20/35
(a)(b)
......... 3,000 2,906,089
Flatiron CLO 19 Ltd., Series 2019-1A, Class
AR, (3-mo. LIBOR USD at 1.08% Floor +
1.08%), 5.95%, 11/16/34
(a)(b)
......... 2,000 1,960,965
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 6.74%, 07/15/31
(a)(b)
......... 500 468,824
Generate CLO 6 Ltd.
(a)(b)
Series 6A, Class A1R, (3-mo. LIBOR USD at
1.20% Floor + 1.20%), 6.02%, 01/22/35 2,950 2,865,994
Series 6A, Class CR, (3-mo. LIBOR USD at
2.45% Floor + 2.45%), 7.27%, 01/22/35 1,500 1,416,579
Generate CLO 9 Ltd., Series 9A, Class D, (3-
mo. LIBOR USD at 3.35% Floor + 3.35%),
8.16%, 10/20/34
(a)(b)
............... 1,000 870,857
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class A, (3-mo.
LIBOR USD at 1.10% Floor + 1.10%),
5.91%, 07/20/34
(a)(b)
............... 1,510 1,466,612
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. LIBOR USD at
1.32% Floor + 1.32%), 6.13%, 01/20/34
(a)(b)
2,625 2,584,607
Golub Capital Partners CLO 52B Ltd., Series
2020-52A, Class A1, (3-mo. LIBOR USD at
1.44% Floor + 1.44%), 6.25%, 01/20/34
(a)(b)
3,000 2,959,092
Golub Capital Partners CLO 53B Ltd.
(a)(b)
Series 2021-53A, Class B, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 6.61%,
07/20/34 .................... 1,500 1,459,039
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-53A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 6.86%,
07/20/34 .................... USD 1,000 $ 949,981
Greene King Finance plc, Series B1,  (Sterling
Overnight Index Average + 1.92%), 6.10%,
12/15/34
(a)
..................... GBP 100 93,831
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. LIBOR USD + 2.10%),
6.90%, 07/28/31
(a)(b)
............... USD 1,000 977,912
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (3-mo. LIBOR USD at 1.20%
Floor + 1.20%), 5.99%, 07/15/34
(a)(b)
.... 2,250 2,205,654
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
B1, (3-mo. LIBOR USD at 2.15% Floor +
2.15%), 6.95%, 11/30/32
(a)(b)
......... 1,500 1,469,703
HalseyPoint CLO 4 Ltd.
(a)(b)
Series 2021-4A, Class A, (3-mo. LIBOR
USD at 1.22% Floor + 1.22%), 6.03%,
04/20/34 .................... 3,000 2,927,902
Series 2021-4A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.56%,
04/20/34 .................... 700 670,924
Harbor Park CLO 18-1 Ltd., Series 2018-1A,
Class D, (3-mo. LIBOR USD at 2.90% Floor
+ 2.90%), 7.71%, 01/20/31
(a)(b)
........ 1,000 917,298
Invesco CLO Ltd., Series 2021-3A, Class A, (3-
mo. LIBOR USD at 1.13% Floor + 1.13%),
5.95%, 10/22/34
(a)(b)
............... 2,172 2,112,570
KKR CLO 27 Ltd., Series 27A, Class DR,
(3-mo. CME Term SOFR at 3.25% Floor +
3.25%), 7.91%, 10/15/32
(a)(b)
......... 1,000 886,668
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(a)(b)
..... 1,369 1,275,773
Madison Park Funding XLVIII Ltd., Series 2021-
48A, Class A, (3-mo. LIBOR USD at 1.15%
Floor + 1.15%), 5.95%, 04/19/33
(a)(b)
.... 1,000 986,208
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. LIBOR USD at
1.12% Floor + 1.12%), 5.91%, 07/17/34
(a)(b)
1,500 1,463,678
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE6, Class A2, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 4.99%,
05/25/37
(a)
..................... 2,341 2,041,877
Neuberger Berman CLO XVII Ltd., Series
2014-17A, Class CR2, (3-mo. LIBOR USD
at 2.00% Floor + 2.00%), 6.82%, 04/22/29
(a)
(b)
........................... 1,000 963,455
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class DRR, (3-mo. LIBOR USD at
2.95% Floor + 2.95%), 7.74%, 07/15/34
(a)(b)
1,150 1,076,210
Neuberger Berman CLO XXII Ltd., Series
2016-22A, Class CR, (3-mo. LIBOR USD at
2.20% Floor + 2.20%), 6.99%, 10/17/30
(a)(b)
1,000 964,176
Neuberger Berman Loan Advisers CLO 27 Ltd.,
Series 2018-27A, Class C, (3-mo. LIBOR
USD + 1.70%), 6.49%, 01/15/30
(a)(b)
.... 1,000 966,736
Neuberger Berman Loan Advisers CLO 31 Ltd.,
Series 2019-31A, Class CR, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 6.76%,
04/20/31
(a)(b)
.................... 1,000 965,095
Neuberger Berman Loan Advisers CLO 35 Ltd.,
Series 2019-35A, Class A1, (3-mo. LIBOR
USD at 1.34% Floor + 1.34%), 6.14%,
01/19/33
(a)(b)
.................... 2,500 2,470,118

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
32
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 6.61%,
07/20/31
(a)(b)
.................... USD 1,000 $ 970,914
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 5.92%,
10/14/35
(a)(b)
.................... 3,000 2,927,099
Neuberger Berman Loan Advisers CLO 47 Ltd.,
Series 2022-47A, Class A, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 5.93%,
04/14/35
(a)(b)
.................... 2,000 1,953,346
OCP CLO Ltd., Series 2014-5A, Class CR, (3-
mo. LIBOR USD at 2.90% Floor + 2.90%),
7.72%, 04/26/31
(a)(b)
............... 1,000 883,641
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (3-mo. LIBOR USD at
2.25% Floor + 2.25%), 7.07%, 10/24/30
(a)(b)
1,000 958,226
Octagon Investment Partners 37 Ltd., Series
2018-2A, Class B, (3-mo. LIBOR USD at
1.75% Floor + 1.75%), 6.57%, 07/25/30
(a)(b)
1,000 950,470
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class DR, (3-mo. LIBOR USD at
3.35% Floor + 3.35%), 8.16%, 01/20/35
(a)(b)
1,000 886,922
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class A, (3-mo. LIBOR USD at 1.13% Floor
+ 1.13%), 5.92%, 01/18/36
(a)(b)
........ 4,000 3,900,243
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR, (3-mo. LIBOR USD at 2.20%
Floor + 2.20%), 7.02%, 04/21/34
(a)(b)
.... 1,000 970,076
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. LIBOR USD at 1.14%
Floor + 1.14%), 5.95%, 07/02/35
(a)(b)
.... 2,580 2,521,584
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (3-mo. LIBOR USD at 3.15%
Floor + 3.15%), 7.96%, 07/20/34
(a)(b)
.... 1,250 1,187,699
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class AR, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.93%, 02/24/37
(a)(b)
.... 3,250 3,174,769
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (3-mo. LIBOR USD at 2.95%
Floor + 2.95%), 7.76%, 01/20/32
(a)(b)
.... 500 469,056
OHA Loan Funding Ltd., Series 2015-1A, Class
AR3, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 5.95%, 01/19/37
(a)(b)
......... 4,000 3,897,901
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(c)
.... 842 706,861
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (3-mo. LIBOR
USD at 1.00% Floor + 1.00%), 5.80%,
10/17/31 .................... 1,900 1,876,272
Series 2015-1A, Class A2R4, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.62%,
05/21/34 .................... 2,500 2,409,122
Series 2015-1A, Class CR4, (3-mo. LIBOR
USD at 2.85% Floor + 2.85%), 7.77%,
05/21/34 .................... 1,000 919,353
Series 2019-1A, Class BR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.87%,
11/14/34 .................... 1,000 956,004
Series 2019-1A, Class CR, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 7.92%,
11/14/34 .................... 1,000 920,903
Series 2020-3A, Class A1AR, (3-mo. LIBOR
USD at 1.08% Floor + 1.08%), 5.94%,
11/15/31 .................... 1,500 1,476,753
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class A, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 5.94%,
07/15/34 .................... USD 3,000 $ 2,922,065
Series 2021-3A, Class D, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 7.74%,
01/15/35 .................... 1,000 933,777
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 7.69%,
04/20/35 .................... 2,000 1,814,269
Pikes Peak CLO 12 Ltd., Series 2023-12A,
Class A, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 7.04%, 04/20/36
(a)(b)
.... 4,000 4,019,646
Pikes Peak CLO 3, Series 2019-3A, Class
CRR, (3-mo. LIBOR USD at 2.15% Floor +
2.15%), 6.97%, 10/25/34
(a)(b)
......... 1,000 965,383
Pikes Peak CLO 7
(a)(b)
Series 2021-7A, Class C, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.16%,
02/25/34 .................... 1,000 968,211
Series 2021-7A, Class D, (3-mo. LIBOR
USD at 3.40% Floor + 3.40%), 8.36%,
02/25/34 .................... 1,000 890,917
Pikes Peak CLO 9, Series 2021-9A, Class
B, (3-mo. LIBOR USD at 1.75% Floor +
1.75%), 6.56%, 10/27/34
(a)(b)
......... 1,500 1,442,073
PPM CLO Ltd., Series 2018-1A, Class C, (3-
mo. LIBOR USD at 2.15% Floor + 2.15%),
6.94%, 07/15/31
(a)(b)
............... 1,000 950,517
Progress Residential Trust, Series 2019-SFR4,
Class E, 3.44%, 10/17/36
(b)
.......... 3,000 2,848,294
Rad CLO 14 Ltd., Series 2021-14A, Class
D, (3-mo. LIBOR USD at 3.00% Floor +
3.00%), 7.79%, 01/15/35
(a)(b)
......... 1,000 892,041
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 5.97%, 04/20/34
(a)(b)
......... 2,910 2,841,656
Regatta VII Funding Ltd., Series 2016-1A,
Class DR2, (3-mo. LIBOR USD at 3.05%
Floor + 3.05%), 8.01%, 06/20/34
(a)(b)
.... 1,500 1,405,627
Regatta XII Funding Ltd., Series 2019-1A,
Class DR, (3-mo. LIBOR USD at 3.10%
Floor + 3.10%), 7.89%, 10/15/32
(a)(b)
.... 1,000 941,080
Regatta XV Funding Ltd., Series 2018-4A,
Class A2, (3-mo. LIBOR USD at 1.85%
Floor + 1.85%), 6.67%, 10/25/31
(a)(b)
.... 2,000 1,950,466
Regatta XVI Funding Ltd., Series 2019-2A,
Class C, (3-mo. LIBOR USD at 2.70% Floor
+ 2.70%), 7.49%, 01/15/33
(a)(b)
........ 1,000 986,760
Regatta XVIII Funding Ltd.
(a)(b)
Series 2021-1A, Class A1, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 5.89%,
01/15/34 .................... 2,000 1,951,399
Series 2021-1A, Class B, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 6.24%,
01/15/34 .................... 1,100 1,065,386
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (3-mo. LIBOR USD at 3.05% Floor
+ 3.05%), 7.86%, 01/20/35
(a)(b)
........ 1,000 940,512
Riserva CLO Ltd., Series 2016-3A, Class
DRR, (3-mo. LIBOR USD at 3.25% Floor +
3.25%), 8.04%, 01/18/34
(a)(b)
......... 1,000 902,749
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class CR2, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 6.91%,
04/20/34 .................... 1,000 945,512

BlackRock Income Fund
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-2A, Class C, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.01%,
10/20/31 .................... USD 500 $ 479,621
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.81%,
07/20/34 .................... 1,000 947,027
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 6.91%,
07/20/34 .................... 1,000 945,743
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.06%,
07/20/34 .................... 1,000 864,411
RR 19 Ltd., Series 2021-19A, Class A1, (3-mo.
LIBOR USD at 1.14% Floor + 1.14%),
5.93%, 10/15/35
(a)(b)
............... 1,750 1,708,665
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
LIBOR USD at 1.15% Floor + 1.15%),
5.94%, 07/15/35
(a)(b)
............... 2,375 2,316,923
Signal Peak CLO 8 Ltd.
(a)(b)
Series 2020-8A, Class A, (3-mo. LIBOR
USD at 1.27% Floor + 1.27%), 6.08%,
04/20/33 .................... 5,600 5,482,749
Series 2020-8A, Class B, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.46%,
04/20/33 .................... 2,500 2,406,372
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (3-mo. LIBOR USD at 1.24% Floor
+ 1.24%), 6.05%, 01/20/34
(a)(b)
........ 1,000 979,077
Sixth Street CLO XX Ltd., Series 2021-20A,
Class A1, (3-mo. LIBOR USD at 1.16%
Floor + 1.16%), 5.97%, 10/20/34
(a)(b)
.... 1,325 1,296,681
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class C1, (3-mo. LIBOR USD at 2.30%
Floor + 2.30%), 7.12%, 04/25/34
(a)(b)
.... 1,000 941,610
Southwick Park CLO LLC, Series 2019-4A,
Class CR, (3-mo. LIBOR USD at 1.95%
Floor + 1.95%), 6.76%, 07/20/32
(a)(b)
.... 1,000 956,472
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (3-mo. LIBOR USD at 3.75%
Floor + 3.75%), 8.54%, 01/16/32
(a)(b)
.... 1,750 1,653,399
Symphony CLO XXIV Ltd., Series 2020-24A,
Class A, (3-mo. LIBOR USD at 1.20% Floor
+ 1.20%), 6.02%, 01/23/32
(a)(b)
........ 1,500 1,482,592
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. LIBOR USD at 1.14% Floor
+ 1.14%), 5.96%, 10/23/34
(a)(b)
........ 3,000 2,928,829
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 6.86%,
04/20/34 .................... 1,000 951,426
Series 2020-1A, Class DRR, (3-mo. LIBOR
USD at 3.40% Floor + 3.40%), 8.21%,
04/20/34 .................... 1,250 1,117,013
TICP CLO VI Ltd., Series 2016-6A, Class
AR2, (3-mo. LIBOR USD at 1.12% Floor +
1.12%), 5.91%, 01/15/34
(a)(b)
......... 2,000 1,955,031
TICP CLO X Ltd., Series 2018-10A, Class
B, (3-mo. LIBOR USD at 1.47% Floor +
1.47%), 6.28%, 04/20/31
(a)(b)
......... 1,700 1,663,430
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class C, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 6.96%,
10/20/31 .................... 600 587,169
Series 2018-11A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 7.86%,
10/20/31 .................... 1,050 1,005,533
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO XII Ltd., Series 2018-12A, Class
BR, (3-mo. LIBOR USD at 1.65% Floor +
1.65%), 6.44%, 07/15/34
(a)(b)
......... USD 2,550 $ 2,447,183
TICP CLO XIV Ltd., Series 2019-14A, Class
A2R, (3-mo. LIBOR USD at 1.65% Floor +
1.65%), 6.46%, 10/20/32
(a)(b)
......... 2,815 2,734,500
TICP CLO XV Ltd., Series 2020-15A, Class
C, (3-mo. LIBOR USD at 2.15% Floor +
2.15%), 6.96%, 04/20/33
(a)(b)
......... 1,000 971,038
Trimaran CAVU Ltd.
(a)(b)
Series 2022-2A, Class A, (3-mo. CME Term
SOFR at 2.50% Floor + 2.50%), 6.85%,
01/20/36 .................... 2,500 2,517,305
Series 2022-2A, Class B1, (3-mo. CME
Term SOFR at 3.40% Floor + 3.40%),
7.75%, 01/20/36 ............... 1,500 1,506,390
Webster Park CLO Ltd., Series 2015-1A, Class
BR, (3-mo. LIBOR USD at 1.80% Floor +
1.80%), 6.61%, 07/20/30
(a)(b)
......... 500 472,685
Whitebox CLO I Ltd., Series 2019-1A, Class
ANAR, (3-mo. LIBOR USD at 1.13% Floor +
1.13%), 5.95%, 07/24/32
(a)(b)
......... 1,250 1,223,710
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R, (3-mo. LIBOR USD at 1.22% Floor +
1.22%), 6.04%, 10/24/34
(a)(b)
......... 1,000 977,312
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. LIBOR USD at 1.22% Floor +
1.22%), 6.01%, 10/15/34
(a)(b)
......... 4,100 4,010,153
Whitebox CLO IV Ltd., Series 2023-4A, Class
A1, (3-mo. CME Term SOFR at 2.15% Floor
+ 2.15%), 6.93%, 04/20/36
(a)(b)
........ 1,500 1,503,694
Total Asset-Backed Securities — 22.5%
(Cost: $256,785,148) ............................. 253,985,598
Shares
Shares
Common Stocks
Capital Markets — 0.0%
Ardagh Metal Packaging SA, (Acquired
08/02/21, cost $276,327)
(d)(e)
......... 28,101 112,685
Chemicals — 0.0%
Element Solutions, Inc. ............... 1,528 29,506
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(d)(f)
.............. 1,227 294
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(d)
.......... 48,333 16,433
Financial Services — 0.0%
Block, Inc., Class A
(d)
................ 390 26,774
Hotels, Restaurants & Leisure — 0.0%
Codere Ne w Topco SA
(d)(f)(g)
............ 3,743 —
Industrial Conglomerates — 0.0%
Ameriforge Group, Inc.
(d)
.............. 283 141
IT Services — 0.0%
Twilio, Inc., Class A
(d)
................ 122 8,129
Marine Transportation — 0.0%
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(d)(e)(f)
............. 1,227 —

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
34
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Metals & Mining — 0.0%
Constellium SE, Class A
(d)
............. 5,317 $ 81,244
Professional Services — 0.0%
NMG, Inc.
(d)
....................... 1,905 241,301
Software — 0.0%
(d)
Avaya Holdings Corp. ................ 12 —
Informatica, Inc., Class A .............. 2,345 38,458
38,458
Total Common Stocks — 0.0%
(Cost: $924,163) ................................ 554,965
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.6%
Boeing Co. (The), 5.15%, 05/01/30 ...... USD 467 469,920
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. 221 220,976
7.13%, 06/15/26 ................. 556 558,002
7.88%, 04/15/27 ................. 184 186,269
6.00%, 02/15/28 ................. 334 325,234
7.50%, 02/01/29 ................. 239 244,153
BWX Technologies, Inc.
(b)
4.13%, 06/30/28 ................. 13 11,705
4.13%, 04/15/29 ................. 136 120,603
Huntington Ingalls Industries, Inc., 4.20%,
05/01/30 ..................... 202 189,058
Rolls-Royce plc
(b)
3.63%, 10/14/25 ................. 200 189,500
5.75%, 10/15/27 ................. 200 199,240
Spirit AeroSystems, Inc.
(b)
7.50%, 04/15/25 ................. 24 24,000
9.38%, 11/30/29 ................. 259 282,634
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 1,109 1,129,794
6.25%, 03/15/26
(b)
................ 1,265 1,266,151
6.38%, 06/15/26 ................. 135 131,962
6.75%, 08/15/28
(b)
................ 952 961,520
Triumph Group, Inc., 9.00%, 03/15/28
(b)
... 327 327,343
6,838,064
Automobile Components — 0.6%
Aptiv plc, 4.15%, 05/01/52 ........... 5,200 4,079,831
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 286 289,046
6.25%, 05/15/26 ................. 326 325,185
8.50%, 05/15/27 ................. 1,893 1,900,099
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 78 70,005
Goodyear Tire & Rubber Co. (The), 5.00%,
07/15/29 ..................... 193 172,426
Icahn Enterprises LP
6.25%, 05/15/26 ................. 10 9,841
5.25%, 05/15/27 ................. 41 38,470
4.38%, 02/01/29 ................. 376 323,360
7,208,263
Automobiles — 0.3%
Ford Motor Co.
4.35%, 12/08/26 ................. 30 29,148
6.10%, 08/19/32 ................. 108 104,658
Hyundai Capital America
(h)
5.50%, 03/30/26 ................. 400 400,602
2.38%, 10/15/27 ................. 200 176,814
Kia Corp., 1.75%, 10/16/26
(h)
.......... 400 354,380
Security
Par (000)
Par (000) Value
Automobiles (continued)
Mercedes-Benz Finance North America LLC,
5.25%, 11/29/27
(b)
............... USD 2,595 $ 2,656,584
3,722,186
Banks — 5.6%
ABQ Finance Ltd., 3.13%, 09/24/24
(h)
..... 350 337,050
Agricultural Bank of China Ltd., 1.25%,
06/17/26
(h)
.................... 200 180,610
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a)(b)(i)
........ 280 236,250
Bangkok Bank PCL, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.73%), 5.00%
(a)(h)(i)
.............. 200 182,725
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a)(b)(h)
........ 341 296,457
Bank of America Corp.
(a)
(1-Day SOFR + 1.99%), 6.20%, 11/10/28 174 181,896
(3-mo. LIBOR USD + 1.18%), 3.19%,
07/23/30 .................... 850 755,454
(1-Day SOFR + 1.83%), 4.57%, 04/27/33
(j)
11,145 10,608,926
Bank of China Ltd., 1.40%, 04/28/26
(h)
.... 500 455,575
Bank of Communications Co. Ltd., 1.20%,
09/10/25
(h)
.................... 200 184,356
Bank of East Asia Ltd. (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.75%), 4.00%, 05/29/30
(a)(h)
.. 250 227,625
Barclays plc
(a)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.41%), 4.38% 390 266,609
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00% 8,115 6,928,181
CBQ Finance Ltd., 2.00%, 05/12/26
(h)
..... 250 227,078
China Construction Bank Corp., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.15%), 2.45%, 06/24/30
(a)(h)
.. 400 376,492
China Merchants Bank Co. Ltd., (3-mo. LIBOR
USD + 0.85%), 5.98%, 09/25/23
(a)(h)
.... 300 300,192
Chong Hing Bank Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.86%), 5.70%
(a)(h)(i)
.............. 250 235,828
Citigroup, Inc., 4.30%, 11/20/26 ........ 500 483,637
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... 460 347,599
Hana Bank, 3.25%, 03/30/27
(h)
......... 300 284,514
HDFC Bank Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.93%), 3.70%
(a)(h)(i)
.............. 350 292,250
Industrial & Commercial Bank of China Ltd.,
1.20%, 07/20/25
(h)
............... 500 461,465
ING Groep NV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.86%), 3.88%
(a)(i)
............... 5,085 3,687,032
JPMorgan Chase & Co.
3.63%, 12/01/27 ................. 300 286,770
(1-Day SOFR + 2.58%), 5.72%, 09/14/33
(a)
18,800 19,257,945
Series W, (3-mo. LIBOR USD + 1.00%),
5.86%, 05/15/47
(a)
.............. 1,000 825,000
Kasikornbank PCL
(h)
5.46%, 03/07/28 ................. 240 247,068
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.34%,
10/02/31
(a)
................... 200 174,500
Kookmin Bank, 1.75%, 05/04/25
(h)
....... 500 469,160

BlackRock Income Fund
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Banks (continued)
Nanyang Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.51%), 6.50%
(a)(h)(i)
........ USD 250 $ 234,969
PNC Financial Services Group, Inc. (The),
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25%
(a)(d)(i)
................... 169 157,170
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.08%), 8.13%, 10/31/82
(a)
... 6,243 6,336,645
United Overseas Bank Ltd., 3.06%, 04/07/25
(h)
400 388,036
Wells Fargo & Co.
(1-Day SOFR + 2.10%), 4.90%, 07/25/33
(a)
6,713 6,552,703
5.38%, 11/02/43 ................. 500 478,490
Woori Bank, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.66%),
4.25%
(a)(h)(i)
................... 200 187,475
63,133,732
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/48 ................. 545 514,221
4.44%, 10/06/48 ................. 2,225 2,030,133
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 498 388,440
2,932,794
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 4.00%, 12/06/37 400 339,052
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 105 79,773
Go Daddy Operating Co. LLC, 3.50%,
03/01/29
(b)
.................... 58 50,148
JD.com, Inc., 3.88%, 04/29/26 ......... 300 290,616
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 49 45,507
4.13%, 08/01/30 ................. 131 112,791
3.63%, 10/01/31 ................. 49 39,875
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 38 35,677
993,439
Building Products — 0.1%
(b)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 ................. 181 172,009
6.38%, 06/15/30 ................. 100 97,984
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 75 69,446
JELD-WEN, Inc.
6.25%, 05/15/25 ................. 73 72,818
4.63%, 12/15/25 ................. 10 9,275
Masonite International Corp.
5.38%, 02/01/28 ................. 67 63,985
3.50%, 02/15/30 ................. 81 67,133
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28 ..................... 101 89,273
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28 ..................... 299 280,686
Standard Industries, Inc.
5.00%, 02/15/27 ................. 54 51,285
4.75%, 01/15/28 ................. 2 1,868
4.38%, 07/15/30 ................. 169 147,030
3.38%, 01/15/31 ................. 28 22,503
Summit Materials LLC, 5.25%, 01/15/29 ... 14 13,230
1,158,525
Security
Par (000)
Par (000) Value
Capital Markets — 1.9%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... USD 88 $ 88,573
Amipeace Ltd., 1.50%, 10/22/25
(h)
....... 200 183,913
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
48 39,240
Blackstone Holdings Finance Co. LLC, 5.90%,
11/03/27
(b)
.................... 185 188,668
Blackstone Private Credit Fund
7.05%, 09/29/25
(b)
................ 90 88,745
3.25%, 03/15/27 ................. 85 72,169
China Great Wall International Holdings III Ltd.,
3.88%, 08/31/27
(h)
............... 200 172,537
CICC Hong Kong Finance 2016 MTN Ltd.,
1.75%, 08/10/23
(h)
............... 285 281,762
Codere New Holdco SA, 7.50%, 11/30/27 .. EUR 108 10,513
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... USD 30 26,412
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... 250 221,267
Gaci First Investment Co.
(h)
4.88%, 02/14/35 ................. 250 245,625
5.13%, 02/14/53 ................. 250 229,375
GLP Pte. Ltd., 3.88%, 06/04/25
(h)
....... 200 154,850
Huarong Finance Co. Ltd., 3.88%, 11/13/29
(h)
400 276,000
Macquarie Bank Ltd., 6.80%, 01/18/33
(b)
... 6,830 6,942,653
Morgan Stanley
(a)
(1-Day SOFR + 0.88%), 1.59%, 05/04/27 4,373 3,918,919
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 5.95%,
01/19/38 .................... 55 54,693
MSCI, Inc.
(b)
3.63%, 09/01/30 ................. 163 141,698
3.88%, 02/15/31 ................. 40 35,604
Northern Trust Corp., 6.13%, 11/02/32 .... 141 150,323
Owl Rock Capital Corp., 3.40%, 07/15/26 .. 72 63,572
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 126 122,695
3.13%, 09/23/26 ................. 49 42,509
7.75%, 09/16/27
(b)
................ 59 58,123
Sun Hung Kai & Co. BVI Ltd., 5.75%,
11/15/24
(h)
.................... 300 284,963
SURA Asset Management SA
(h)
4.88%, 04/17/24 ................. 1,318 1,291,640
4.88%, 04/17/24 ................. 400 392,000
Temasek Financial I Ltd., 2.38%, 08/02/41
(h)
. 500 375,719
UBS Group AG, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.55%), 4.49%, 05/12/26
(a)(b)
......... 5,085 4,904,138
21,058,898
Chemicals — 0.6%
Alpek SAB de CV, 3.25%, 02/25/31
(h)
..... 500 404,156
Ashland LLC, 3.38%, 09/01/31
(b)
........ 90 73,569
Avient Corp., 7.13%, 08/01/30
(b)
........ 116 119,625
Axalta Coating Systems LLC, 3.38%,
02/15/29
(b)
.................... 212 181,638
Bluestar Finance Holdings Ltd., (3-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.63%), 3.10%
(a)(h)(i)
........ 200 192,500
Braskem Idesa SAPI, 6.99%, 02/20/32
(b)
... 473 352,385
Braskem Netherlands Finance BV
4.50%, 01/31/30
(h)
................ 351 296,068
7.25%, 02/13/33
(b)
................ 485 464,630
Celanese US Holdings LLC, 6.17%, 07/15/27 53 53,302
Chemours Co. (The), 5.75%, 11/15/28
(b)
... 41 36,602
CNAC HK Finbridge Co. Ltd., 3.88%,
06/19/29
(h)
.................... 500 455,530

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
36
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Chemicals (continued)
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. USD 792 $ 695,091
Equate Petrochemical BV, 2.63%, 04/28/28
(b)
670 591,191
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 255 250,537
GC Treasury Center Co. Ltd., 4.40%,
03/30/32
(h)
.................... 200 180,163
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 200 161,000
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 107 94,857
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
295 212,400
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
189 172,338
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. 127 125,294
Orbia Advance Corp. SAB de CV, 5.50%,
01/15/48
(h)
.................... 360 293,018
Pearl Holding II Ltd., 6.00%, (6.00% Cash or
14.00% PIK),
(h)(i)(k)
............... 477 11,929
Sasol Financing USA LLC
4.38%, 09/18/26 ................. 200 180,787
6.50%, 09/27/28 ................. 227 211,933
5.50%, 03/18/31 ................. 414 345,768
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 46 36,693
4.38%, 02/01/32 ................. 29 23,308
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... 231 191,785
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 221 213,024
5.63%, 08/15/29 ................. 468 396,630
7,017,751
Commercial Services & Supplies — 0.5%
ADT Security Corp. (The)
(b)
4.13%, 08/01/29 ................. 10 8,918
4.88%, 07/15/32 ................. 4 3,529
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. 722 693,846
9.75%, 07/15/27 ................. 1,202 1,071,295
4.63%, 06/01/28 ................. 400 335,741
6.00%, 06/01/29 ................. 462 344,864
APi Group DE, Inc., 4.13%, 07/15/29
(b)
.... 145 124,422
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 13 12,935
5.75%, 07/15/29 ................. 166 148,570
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 24 23,618
6.38%, 05/01/25 ................. 160 161,178
5.00%, 02/01/28 ................. 292 276,368
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 56 55,483
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. 215 207,369
6.38%, 02/01/31 ................. 63 64,276
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 182 161,932
5.00%, 09/01/30 ................. 14 12,043
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 49 43,985
7.75%, 02/15/28 ................. 196 193,178
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 6 5,854
3.75%, 08/01/25 ................. 153 147,033
5.13%, 12/15/26 ................. 153 149,598
4.00%, 08/01/28 ................. 231 209,880
3.50%, 09/01/28 ................. 36 32,580
4.75%, 06/15/29 ................. 118 110,224
GLP China Holdings Ltd., 4.97%, 02/26/24
(h)
300 266,681
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 102 91,276
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 124 95,790
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. USD 200 $ 185,420
NongHyup Bank, 4.00%, 01/06/26
(h)
..... 250 243,719
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. 61 60,314
5.75%, 04/15/26 ................. 63 62,527
6.25%, 01/15/28 ................. 100 93,500
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 26 22,698
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 417 383,499
6,104,143
Communications Equipment — 0.1%
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 251 236,381
CommScope, Inc.
(b)
8.25%, 03/01/27 ................. 113 92,559
4.75%, 09/01/29 ................. 289 240,887
Nokia OYJ, 6.63%, 05/15/39 .......... 79 78,852
Viasat, Inc.
(b)
5.63%, 09/15/25 ................. 82 77,741
5.63%, 04/15/27 ................. 50 46,950
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 211 180,440
953,810
Construction & Engineering — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 338 328,494
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 202 179,651
China Railway Xunjie Co. Ltd., 3.25%,
07/28/26
(h)
.................... 240 229,517
Chouzhou International Investment Ltd., 3.15%,
08/11/23
(h)
.................... 200 196,788
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. 97 87,542
Hongkong International Qingdao Co. Ltd.,
3.99%, 04/27/23
(h)
............... 200 199,162
HTA Group Ltd., 7.00%, 12/18/25
(b)
...... 561 532,599
MasTec, Inc., 4.50%, 08/15/28
(b)
........ 184 170,071
Mexico City Airport Trust, 5.50%, 07/31/47
(h)
516 394,121
2,317,945
Consumer Finance — 1.0%
Ally Financial, Inc., 8.00%, 11/01/31 ..... 400 419,832
American Express Co.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.85%),
3.55%
(a)(i)
.................... 155 131,006
5.85%, 11/05/27 ................. 7,215 7,569,748
CDBL Funding 1, 3.00%, 04/24/23
(h)
..... 200 199,752
CMB International Leasing Management Ltd.,
3.00%, 07/03/24
(h)
............... 300 291,244
Discover Financial Services, 6.70%, 11/29/32 55 56,702
Ford Motor Credit Co. LLC
4.39%, 01/08/26 ................. 700 664,125
4.95%, 05/28/27 ................. 200 190,763
3.82%, 11/02/27 ................. 200 179,250
5.11%, 05/03/29 ................. 200 187,760
7.35%, 03/06/30 ................. 200 205,500
3.63%, 06/17/31 ................. 200 164,806
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(k)
...... 139 125,323
Navient Corp.
7.25%, 09/25/23 ................. 42 41,858
6.13%, 03/25/24 ................. 174 171,661
5.88%, 10/25/24 ................. 13 12,628
OneMain Finance Corp.
6.88%, 03/15/25 ................. 70 67,830
7.13%, 03/15/26 ................. 173 166,303
5.38%, 11/15/29 ................. 36 30,286

BlackRock Income Fund
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.00%, 09/15/30 ................. USD 113 $ 84,750
SLM Corp., 3.13%, 11/02/26 .......... 126 107,100
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
120 106,948
11,175,175
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 118 111,037
4.63%, 01/15/27 ................. 24 23,210
6.50%, 02/15/28 ................. 89 89,222
3.50%, 03/15/29 ................. 59 51,336
4.88%, 02/15/30 ................. 259 241,747
CK Hutchison International 20 Ltd., 2.50%,
05/08/30
(h)
.................... 600 521,826
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... 189 169,717
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
39 36,247
US Foods, Inc.
(b)
6.25%, 04/15/25 ................. 81 81,730
4.75%, 02/15/29 ................. 168 155,190
4.63%, 06/01/30 ................. 14 12,629
1,493,891
Containers & Packaging — 0.4%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 287 219,542
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. 351 347,850
4.00%, 09/01/29 ................. 644 503,930
Ardagh Packaging Finance plc, 5.25%,
04/30/25
(b)
.................... 200 197,000
Ball Corp., 3.13%, 09/15/31 .......... 161 133,227
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 254 244,475
8.75%, 04/15/30 ................. 197 179,022
Crown Americas LLC, 4.75%, 02/01/26 ... 75 73,037
Graphic Packaging International LLC
(b)
4.75%, 07/15/27 ................. 23 21,889
3.50%, 03/01/29 ................. 82 70,841
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 337 276,407
LABL, Inc.
(b)
5.88%, 11/01/28 ................. 180 159,942
9.50%, 11/01/28 ................. 92 92,805
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 08/15/26 ................. 1,070 1,070,000
9.25%, 04/15/27 ................. 15 13,860
Sealed Air Corp.
(b)
4.00%, 12/01/27 ................. 77 71,856
6.13%, 02/01/28 ................. 89 89,993
Trivium Packaging Finance BV
(b)(c)
5.50%, 08/15/26 ................. 367 351,586
8.50%, 08/15/27 ................. 416 378,560
4,495,822
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 58 49,524
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 205 187,319
Resideo Funding, Inc., 4.00%, 09/01/29 ... 21 17,459
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 30 30,895
285,197
Diversified Consumer Services — 0.1%
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 48 47,047
Service Corp. International, 4.00%, 05/15/31 140 122,948
Sotheby's
(b)
7.38%, 10/15/27 ................. 464 438,912
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
5.88%, 06/01/29 ................. USD 608 $ 504,226
1,113,133
Diversified REITs — 0.8%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 89 70,418
GLP Capital LP, 3.25%, 01/15/32 ....... 1,730 1,403,653
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 114 98,895
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 115 98,754
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... 370 349,835
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 280 271,600
VICI Properties LP
5.63%, 05/01/24
(b)
................ 61 60,466
3.50%, 02/15/25
(b)
................ 38 36,013
4.63%, 06/15/25
(b)
................ 16 15,469
4.25%, 12/01/26
(b)
................ 104 97,034
4.50%, 01/15/28
(b)
................ 37 34,264
3.88%, 02/15/29
(b)
................ 19 16,893
4.63%, 12/01/29
(b)
................ 158 143,830
4.13%, 08/15/30
(b)
................ 72 63,597
5.13%, 05/15/32 ................. 6,170 5,813,004
8,573,725
Diversified Telecommunication Services — 2.1%
Altice France Holding SA, 10.50%, 05/15/27
(b)
1,000 765,000
Altice France SA
(b)
8.13%, 02/01/27 ................. 360 333,252
5.50%, 01/15/28 ................. 296 243,179
5.50%, 10/15/29 ................. 367 280,629
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. 59 55,755
5.38%, 06/01/29 ................. 258 236,908
6.38%, 09/01/29 ................. 445 424,975
4.75%, 03/01/30 ................. 621 538,031
7.38%, 03/01/31 ................. 50 49,219
4.50%, 06/01/33 ................. 100 80,505
4.25%, 01/15/34 ................. 172 134,525
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 9 8,182
5.00%, 05/01/28 ................. 481 417,393
8.75%, 05/15/30 ................. 243 242,030
HKT Capital No. 2 Ltd., 3.63%, 04/02/25
(h)
.. 300 291,337
IHS Holding Ltd.
5.63%, 11/29/26
(h)
................ 437 365,660
6.25%, 11/29/28
(b)
................ 334 266,532
Iliad Holding SASU
(b)
6.50%, 10/15/26 ................. 577 549,892
7.00%, 10/15/28 ................. 200 189,758
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 92 72,767
4.63%, 09/15/27 ................. 88 52,910
4.25%, 07/01/28 ................. 56 31,595
3.63%, 01/15/29 ................. 20 11,058
3.75%, 07/15/29 ................. 99 52,783
3.88%, 11/15/29 ................. 255 184,551
Lumen Technologies, Inc.
(b)
4.00%, 02/15/27 ................. 256 168,960
4.50%, 01/15/29 ................. 253 113,217
Network i2i Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.27%), 5.65%
(a)(h)(i)
.............. 329 310,967
Sprint Capital Corp.
6.88%, 11/15/28 ................. 412 442,706
8.75%, 03/15/32 ................. 533 648,928
Telecom Italia Capital SA, 6.38%, 11/15/33 . 319 288,829

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
38
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
2.10%, 03/22/28 ................. USD 7,289 $ 6,493,196
3.88%, 02/08/29 ................. 325 314,008
4.50%, 08/10/33 ................. 500 483,127
2.99%, 10/30/56 ................. 10,751 6,991,611
Virgin Media Secured Finance plc, 4.50%,
08/15/30
(b)
.................... 200 171,962
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 880 668,800
6.13%, 03/01/28 ................. 568 345,458
23,320,195
Electric Utilities — 1.1%
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(b)
............... 338 289,125
China Huaneng Group Hong Kong Treasury
Management Holding Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.65%), 3.08%
(a)(h)(i)
........ 400 375,200
Commonwealth Edison Co., 5.30%, 02/01/53 2,015 2,103,768
Duke Energy Florida LLC, 5.95%, 11/15/52 . 2,620 2,915,178
Edison International, Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.90%), 5.00%
(a)(i)
......... 120 99,420
FirstEnergy Transmission LLC
(b)
5.45%, 07/15/44 ................. 246 235,681
4.55%, 04/01/49 ................. 106 89,209
Inkia Energy Ltd., 5.88%, 11/09/27
(h)
..... 200 184,100
Minejesa Capital BV, 4.63%, 08/10/30
(h)
... 200 175,522
NextEra Energy Operating Partners LP
(b)
4.25%, 07/15/24 ................. 124 122,421
4.25%, 09/15/24 ................. 2 1,918
NRG Energy, Inc.
5.75%, 01/15/28 ................. 25 24,517
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.92%),
10.25%
(a)(b)(i)
.................. 173 165,320
5.25%, 06/15/29
(b)
................ 5 4,642
3.88%, 02/15/32
(b)
................ 49 39,200
7.00%, 03/15/33
(b)
................ 65 67,335
Oryx Funding Ltd., 5.80%, 02/03/31
(b)
..... 224 214,592
Pacific Gas & Electric Co., 4.20%, 06/01/41 . 4,040 3,185,946
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 267 244,263
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(h)
.................... 200 171,038
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(h)
............... 203 197,291
State Grid Overseas Investment BVI Ltd.,
1.13%, 09/08/26
(h)
............... 1,100 982,113
Texas Competitive Electric Holdings Co. LLC,
5.03%, 12/31/49
(a)(d)(f)(l)
............ 815 —
Three Gorges Finance I Cayman Islands Ltd.,
3.15%, 06/02/26
(h)
............... 200 191,632
Vistra Operations Co. LLC
(b)
5.50%, 09/01/26 ................. 8 7,766
5.00%, 07/31/27 ................. 8 7,564
4.38%, 05/01/29 ................. 9 7,969
12,102,730
Electrical Equipment — 0.1%
(b)
Regal Rexnord Corp.
6.05%, 02/15/26 ................. 50 50,219
6.05%, 04/15/28 ................. 214 214,095
6.30%, 02/15/30 ................. 110 110,760
6.40%, 04/15/33 ................. 68 68,042
Security
Par (000)
Par (000) Value
Electrical Equipment (continued)
Sensata Technologies BV
5.63%, 11/01/24 ................. USD 144 $ 143,572
5.00%, 10/01/25 ................. 42 41,692
4.00%, 04/15/29 ................. 129 116,548
5.88%, 09/01/30 ................. 200 198,250
Vertiv Group Corp., 4.13%, 11/15/28 ..... 320 282,354
1,225,532
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC
3.28%, 12/01/28 ................. 12 10,571
3.25%, 02/15/29 ................. 55 48,372
Coherent Corp., 5.00%, 12/15/29
(b)
...... 217 196,971
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
79 71,981
Zhen Ding Technology Holding Ltd., 0.00%,
06/30/25
(h)(m)(n)
................. 400 394,800
722,695
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 184 180,550
6.25%, 04/01/28 ................. 283 271,680
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 185 179,913
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 302 288,032
7.50%, 01/15/28 ................. 237 218,728
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 119 115,281
7.38%, 05/15/27
(b)
................ 53 51,907
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 14 12,705
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 101 103,936
Transocean, Inc.
(b)
7.50%, 01/15/26 ................. 140 127,114
11.50%, 01/30/27 ................ 40 41,312
8.75%, 02/15/30 ................. 361 368,220
USA Compression Partners LP
6.88%, 04/01/26 ................. 143 138,988
6.88%, 09/01/27 ................. 203 193,983
Weatherford International Ltd.
(b)
11.00%, 12/01/24 ................ 4 4,105
6.50%, 09/15/28 ................. 79 79,135
8.63%, 04/30/30 ................. 118 120,721
2,496,310
Entertainment — 0.1%
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... 133 87,447
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 58 56,840
5.63%, 03/15/26 ................. 7 6,773
6.50%, 05/15/27 ................. 371 374,986
4.75%, 10/15/27 ................. 52 48,100
3.75%, 01/15/28 ................. 329 294,455
Warnermedia Holdings, Inc., 6.41%, 03/15/26 30 30,151
898,752
Financial Services — 1.5%
Block, Inc.
2.75%, 06/01/26 ................. 154 140,412
3.50%, 06/01/31 ................. 463 380,239
China Cinda 2020 I Management Ltd.
(h)
3.25%, 01/28/27 ................. 300 274,713
3.00%, 01/20/31 ................. 271 213,548
CITIC Securities Finance MTN Co. Ltd., 1.75%,
06/03/23
(h)
.................... 200 198,860
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 268 261,300

BlackRock Income Fund
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Financial Services (continued)
Global Payments, Inc.
2.15%, 01/15/27 ................. USD 8,745 $ 7,744,627
3.20%, 08/15/29 ................. 220 193,517
2.90%, 05/15/30 ................. 2,091 1,770,612
5.40%, 08/15/32 ................. 98 96,086
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 136 102,041
JIC Zhixin Ltd., 1.50%, 08/27/25
(h)
....... 400 368,428
MGIC Investment Corp., 5.25%, 08/15/28 .. 157 149,228
Nationstar Mortgage Holdings, Inc., 5.75%,
11/15/31
(b)
.................... 120 93,080
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............ 451 216,565
Petronas Capital Ltd., 2.48%, 01/28/32
(h)
... 500 424,469
REC Ltd., 5.25%, 11/13/23
(h)
.......... 800 798,440
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 312 279,240
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 34 32,028
7.38%, 09/01/25 ................. 120 107,220
11.25%, 12/15/27 ................ 86 80,138
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 297 279,180
Swire Pacific MTN Financing Ltd., 3.88%,
09/21/25
(h)
.................... 200 195,162
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 1,993 1,993,000
16,392,133
Food Products — 0.5%
BRF SA, 4.88%, 01/24/30
(h)
........... 447 367,881
China Mengniu Dairy Co. Ltd., 1.88%,
06/17/25
(h)
.................... 200 185,984
China Modern Dairy Holdings Ltd., 2.13%,
07/14/26
(h)
.................... 400 347,604
Chobani LLC
(b)
7.50%, 04/15/25 ................. 1,486 1,448,882
4.63%, 11/15/28 ................. 427 389,104
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 241 240,181
General Mills, Inc., 5.24%, 11/18/25 ...... 1,050 1,053,153
Knight Castle Investments Ltd., 7.99%,
01/23/23
(d)(h)(l)
.................. 1,400 980,000
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 118 114,454
4.13%, 01/31/30 ................. 35 32,025
4.38%, 01/31/32 ................. 245 222,192
Pilgrim's Pride Corp., 3.50%, 03/01/32 .... 21 17,090
Post Holdings, Inc., 5.50%, 12/15/29
(b)
.... 18 16,962
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 77 62,572
5,478,084
Gas Utilities — 0.0%
(b)
Promigas SA ESP, 3.75%, 10/16/29 ...... 245 193,443
Suburban Propane Partners LP, 5.00%,
06/01/31 ..................... 109 95,239
288,682
Ground Transportation — 0.2%
Guangzhou Metro Investment Finance BVI Ltd.,
1.51%, 09/17/25
(h)
............... 200 183,288
Hertz Corp. (The), 5.00%, 12/01/29
(b)
..... 90 74,540
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. 77 69,660
Uber Technologies, Inc.
7.50%, 05/15/25
(b)
................ 562 569,206
0.00%, 12/15/25
(m)(n)
.............. 103 90,617
8.00%, 11/01/26
(b)
................ 122 125,078
7.50%, 09/15/27
(b)
................ 159 163,947
6.25%, 01/15/28
(b)
................ 466 464,835
4.50%, 08/15/29
(b)
................ 47 42,829
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 78 70,955
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
XPO Escrow Sub LLC, 7.50%, 11/15/27
(b)
.. USD 103 $ 107,120
1,962,075
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 168 159,180
3.88%, 11/01/29 ................. 231 206,745
Embecta Corp., 6.75%, 02/15/30
(b)
...... 47 42,770
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 140 149,580
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 175 151,812
5.25%, 10/01/29 ................. 460 399,102
Teleflex, Inc., 4.63%, 11/15/27 ......... 8 7,814
1,117,003
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 55 53,281
5.00%, 04/15/29 ................. 60 56,400
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 35 32,135
5.13%, 03/01/30 ................. 29 24,602
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
112 94,080
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 87 47,632
Centene Corp.
3.00%, 10/15/30 ................. 379 319,149
2.50%, 03/01/31 ................. 113 91,507
2.63%, 08/01/31 ................. 175 141,804
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 ................. 1,000 966,490
5.63%, 03/15/27 ................. 291 255,463
6.00%, 01/15/29 ................. 112 94,739
5.25%, 05/15/30 ................. 72 56,480
4.75%, 02/15/31 ................. 100 73,827
Elevance Health, Inc., 6.10%, 10/15/52 ... 3,110 3,469,760
Encompass Health Corp.
4.50%, 02/01/28 ................. 15 13,982
4.75%, 02/01/30 ................. 165 150,017
4.63%, 04/01/31 ................. 103 89,975
HCA, Inc., 3.50%, 07/15/51 ........... 11,531 7,961,353
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 196 174,140
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 164 155,629
4.38%, 02/15/27 ................. 61 49,890
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 54 51,772
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 25 23,257
3.88%, 11/15/30 ................. 49 42,754
3.88%, 05/15/32 ................. 195 163,878
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 148 130,697
Surgery Center Holdings, Inc., 10.00%,
04/15/27
(b)
.................... 761 775,920
Tenet Healthcare Corp.
4.63%, 09/01/24 ................. 219 215,138
4.88%, 01/01/26 ................. 46 45,097
6.25%, 02/01/27 ................. 165 162,259
5.13%, 11/01/27 ................. 37 35,522
4.63%, 06/15/28 ................. 48 44,273
6.13%, 10/01/28 ................. 37 35,462
4.25%, 06/01/29 ................. 31 28,046
6.13%, 06/15/30
(b)
................ 221 218,016
UnitedHealth Group, Inc., 5.88%, 02/15/53 . 6,075 6,828,262
23,172,688

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
40
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Health Care REITs — 0.0%
MPT Operating Partnership LP
4.63%, 08/01/29 ................. USD 124 $ 91,605
3.50%, 03/15/31 ................. 328 220,810
312,415
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 119 111,527
4.50%, 02/15/29
(b)
................ 155 140,008
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
.. 125 104,390
355,925
Hotels, Restaurants & Leisure — 1.0%
1011778 BC ULC
(b)
3.88%, 01/15/28 ................. 304 282,720
4.00%, 10/15/30 ................. 36 30,870
Aramark International Finance SARL, 3.13%,
04/01/25
(h)
.................... EUR 100 104,894
Boyd Gaming Corp., 4.75%, 12/01/27 .... USD 261 250,325
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 178 158,914
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 71 71,003
8.13%, 07/01/27 ................. 529 539,580
4.63%, 10/15/29 ................. 309 270,221
7.00%, 02/15/30 ................. 729 741,757
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 163 163,035
Carnival Corp.
(b)
10.50%, 02/01/26 ................ 65 67,725
7.63%, 03/01/26 ................. 41 37,413
5.75%, 03/01/27 ................. 278 228,052
9.88%, 08/01/27 ................. 151 155,544
4.00%, 08/01/28 ................. 215 185,078
6.00%, 05/01/29 ................. 322 255,990
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 705 758,411
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 122 119,116
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 537 518,656
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 212 211,866
6.50%, 10/01/28 ................. 31 30,077
Champion Path Holdings Ltd., 4.85%,
01/27/28
(h)
.................... 200 166,975
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 8 7,833
4.75%, 01/15/28 ................. 60 56,185
Codere Finance 2 Luxembourg SA, 11.00%,
(11.00% Cash or 11.00% PIK), 09/30/26
(c)(h)(k)
EUR 5 4,578
Expedia Group, Inc., 2.95%, 03/15/31 .... USD 572 477,302
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 58 50,907
6.75%, 01/15/30 ................. 25 20,568
Fortune Star BVI Ltd., 6.75%, 07/02/23
(h)
.. 256 248,960
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(b)
................ 53 53,000
3.75%, 05/01/29
(b)
................ 53 47,435
4.88%, 01/15/30 ................. 244 233,718
3.63%, 02/15/32
(b)
................ 46 38,812
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. 32 31,086
8.00%, 04/15/26 ................. 210 200,321
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
255 246,864
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
144 106,622
Meituan, 3.05%, 10/28/30
(h)
........... 200 160,080
Melco Resorts Finance Ltd.
5.25%, 04/26/26
(h)
................ 333 299,700
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.38%, 12/04/29
(b)
................ USD 200 $ 163,500
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
200 189,695
MGM China Holdings Ltd., 5.38%, 05/15/24
(h)
300 292,837
MGM Resorts International, 5.75%, 06/15/25 23 22,945
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 92 79,979
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 130 110,640
8.38%, 02/01/28 ................. 37 37,127
7.75%, 02/15/29 ................. 31 26,581
Premier Entertainment Sub LLC, 5.88%,
09/01/31
(b)
.................... 128 92,013
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 63 58,590
Royal Caribbean Cruises Ltd.
(b)
11.50%, 06/01/25 ................ 84 89,567
5.50%, 08/31/26 ................. 108 101,039
5.38%, 07/15/27 ................. 111 98,868
11.63%, 08/15/27 ................ 107 114,923
5.50%, 04/01/28 ................. 18 15,892
8.25%, 01/15/29 ................. 49 51,260
7.25%, 01/15/30 ................. 156 156,975
Scientific Games International, Inc.
(b)
7.00%, 05/15/28 ................. 86 85,140
7.25%, 11/15/29 ................. 50 50,096
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
77 77,796
Station Casinos LLC, 4.63%, 12/01/31
(b)
... 148 124,986
Studio City Finance Ltd., 6.00%, 07/15/25
(h)
. 318 292,421
Sunny Express Enterprises Corp., 2.63%,
04/23/25
(h)
.................... 200 190,475
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 154 154,360
Viking Cruises Ltd., 5.88%, 09/15/27
(b)
.... 250 215,270
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 35 30,041
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 64 60,480
Wynn Macau Ltd., 4.88%, 10/01/24
(h)
..... 300 288,840
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................. 135 122,628
7.13%, 02/15/31 ................. 153 155,199
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
..... 9 8,599
11,190,955
Household Durables — 0.7%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 54 48,958
4.63%, 08/01/29 ................. 89 72,090
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 137 104,805
4.88%, 02/15/30 ................. 114 85,973
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
279 239,242
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 101 93,007
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 90 88,200
KB Home, 7.25%, 07/15/30 ........... 24 24,342
Mattamy Group Corp., 5.25%, 12/15/27
(b)
.. 118 111,068
Meritage Homes Corp., 5.13%, 06/06/27 ... 60 58,350
Midea Investment Development Co. Ltd.,
2.88%, 02/24/27
(h)
............... 200 185,584
Newell Brands, Inc., 5.75%, 04/01/46
(c)(j)
... 8,142 6,656,085
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
321 197,415
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. 3 2,943
5.13%, 08/01/30 ................. 79 72,923
Tempur Sealy International, Inc., 3.88%,
10/15/31
(b)
.................... 209 174,515

BlackRock Income Fund
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Household Durables (continued)
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. USD 2 $ 1,900
5.70%, 06/15/28 ................. 65 62,543
8,279,943
Household Products — 0.0%
Central Garden & Pet Co., 5.13%, 02/01/28 . 9 8,663
Spectrum Brands, Inc.
(b)
5.50%, 07/15/30 ................. 82 72,152
3.88%, 03/15/31 ................. 27 22,081
102,896
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp.
(b)
5.13%, 03/15/28 ................. 165 151,069
4.63%, 02/01/29 ................. 70 60,432
5.00%, 02/01/31 ................. 3 2,540
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................. 114 108,870
3.75%, 01/15/32 ................. 104 86,432
TransAlta Corp., 7.75%, 11/15/29 ....... 123 129,259
538,602
Industrial Conglomerates — 0.0%
CITIC Ltd., 2.88%, 02/17/27
(h)
......... 300 280,938
Insurance — 0.5%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 75 61,974
AIA Group Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.76%), 2.70%
(a)(h)(i)
.............. 300 256,500
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 384 343,945
6.75%, 10/15/27 ................. 806 747,565
6.75%, 04/15/28 ................. 351 347,051
5.88%, 11/01/29 ................. 629 530,431
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 162 143,370
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(b)(k)
........ 256 233,116
FWD Group Ltd., 5.75%, 07/09/24
(h)
..... 200 194,000
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. 237 226,168
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 171 168,060
5.63%, 12/01/29 ................. 152 132,434
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50%, 03/15/30 ................. 105 108,829
10.50%, 12/15/30 ................ 200 201,442
Kyobo Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.89%), 5.90%, 06/15/52
(a)(h)
.. 200 188,038
Muang Thai Life Assurance PCL, (10-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 3.55%, 01/27/37
(a)(h)
.. 275 238,872
NFP Corp.
(b)
4.88%, 08/15/28 ................. 304 274,208
6.88%, 08/15/28 ................. 755 647,895
7.50%, 10/01/30 ................. 64 61,839
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
109 95,307
Tongyang Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.98%), 5.25%
(a)(h)(i)
........ 200 172,162
ZhongAn Online P&C Insurance Co. Ltd.,
3.13%, 07/16/25
(h)
............... 200 170,000
5,543,206
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.2%
Baidu, Inc., 1.72%, 04/09/26 .......... USD 600 $ 542,664
Tencent Holdings Ltd.
(h)
1.81%, 01/26/26 ................. 200 183,225
3.58%, 04/11/26 ................. 600 575,550
2.39%, 06/03/30 ................. 500 423,540
Weibo Corp., 3.50%, 07/05/24 ......... 400 388,575
2,113,554
IT Services — 0.2%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 261 204,885
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
135 111,799
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. 61 55,665
4.00%, 07/01/29 ................. 278 250,871
CA Magnum Holdings
5.38%, 10/31/26
(h)
................ 300 264,750
5.38%, 10/31/26
(b)
................ 212 187,090
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
200 160,946
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 350 279,534
Northwest Fiber LLC
(b)
4.75%, 04/30/27 ................. 49 41,862
6.00%, 02/15/28 ................. 12 8,879
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 18 17,202
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 32 31,728
Twilio, Inc.
3.63%, 03/15/29 ................. 90 77,625
3.88%, 03/15/31 ................. 176 149,339
Wipro IT Services LLC, 1.50%, 06/23/26
(h)
.. 600 538,800
2,380,975
Leisure Products — 0.0%
Mattel, Inc.
3.75%, 04/01/29
(b)
................ 8 7,188
6.20%, 10/01/40 ................. 134 120,684
5.45%, 11/01/41 ................. 21 17,682
145,554
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.,
4.25%, 05/01/28 ................ 78 72,999
PRA Health Sciences, Inc., 2.88%, 07/15/26 271 249,973
322,972
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 108 105,030
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. 296 305,833
9.50%, 01/01/31 ................. 69 72,795
CSSC Capital 2015 Ltd., 2.50%, 02/13/25
(h)
. 300 285,150
EnPro Industries, Inc., 5.75%, 10/15/26 ... 126 122,535
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(k)
........ 167 141,115
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
68 60,743
OT Merger Corp., 7.88%, 10/15/29
(b)
..... 144 84,965
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... 153 136,615
Terex Corp., 5.00%, 05/15/29
(b)
........ 88 81,885
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 1,338 1,120,575
Titan International, Inc., 7.00%, 04/30/28 .. 54 48,656
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(b)
223 192,725
TK Elevator Midco GmbH, 4.38%, 07/15/27
(h)
EUR 100 97,876
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 472 445,615
Wabash National Corp., 4.50%, 10/15/28
(b)
. 53 45,949
3,348,062

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
42
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Media — 1.6%
Altice Financing SA
(b)
5.00%, 01/15/28 ................. USD 404 $ 328,533
5.75%, 08/15/29 ................. 200 159,000
AMC Networks, Inc., 4.25%, 02/15/29 .... 117 71,933
Block Communications, Inc., 4.88%, 03/01/28
(b)
43 37,156
Cable One, Inc.
0.00%, 03/15/26
(m)(n)
.............. 49 38,661
1.13%, 03/15/28
(m)
............... 83 60,673
4.00%, 11/15/30
(b)
................ 312 253,959
Charter Communications Operating LLC
5.13%, 07/01/49
(j)
................ 1,000 791,563
3.70%, 04/01/51
(j)
................ 2,410 1,542,345
4.40%, 12/01/61 ................. 5,750 3,928,847
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 256 249,109
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 622 558,245
7.75%, 04/15/28 ................. 810 607,500
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 153 115,668
Comcast Corp.
3.75%, 04/01/40 ................. 910 781,141
4.05%, 11/01/52 ................. 260 218,665
2.94%, 11/01/56 ................. 448 298,213
2.99%, 11/01/63 ................. 5,241 3,398,171
CSC Holdings LLC
5.25%, 06/01/24 ................. 70 67,550
4.13%, 12/01/30
(b)
................ 633 454,614
4.50%, 11/15/31
(b)
................ 289 208,372
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 161 145,818
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 220 175,537
5.75%, 12/01/28
(b)
................ 279 208,204
5.13%, 06/01/29 ................. 66 35,145
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 103 99,910
GCI LLC, 4.75%, 10/15/28
(b)
.......... 104 89,724
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... 200 188,900
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 122 110,410
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 319 287,365
4.25%, 01/15/29 ................. 83 68,890
4.63%, 03/15/30 ................. 62 51,706
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 99 77,467
6.50%, 09/15/28 ................. 429 175,890
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 393 316,856
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 23 20,746
5.00%, 08/01/27 ................. 504 471,850
4.00%, 07/15/28 ................. 41 35,216
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 111 97,340
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ 17 16,126
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 200 184,000
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 46 45,180
6.63%, 06/01/27 ................. 121 114,732
7.38%, 06/30/30 ................. 65 61,454
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
200 172,946
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 200 177,750
17,599,080
Security
Par (000)
Par (000) Value
Metals & Mining — 0.7%
ABJA Investment Co. Pte. Ltd.
(h)
4.45%, 07/24/23 ................. USD 200 $ 198,250
5.95%, 07/31/24 ................. 213 211,403
5.45%, 01/24/28 ................. 200 193,162
AngloGold Ashanti Holdings plc, 3.38%,
11/01/28 ..................... 472 418,399
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 186 186,000
6.13%, 02/15/28 ................. 142 139,686
ATI, Inc.
5.88%, 12/01/27 ................. 101 98,667
5.13%, 10/01/31 ................. 160 145,600
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 586 581,523
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 31 30,238
7.63%, 03/15/30 ................. 160 165,495
Chinalco Capital Holdings Ltd., 2.13%,
06/03/26
(h)
.................... 300 275,982
Commercial Metals Co.
4.13%, 01/15/30 ................. 28 24,714
4.38%, 03/15/32 ................. 35 30,108
Constellium SE
4.25%, 02/15/26
(h)
................ EUR 100 105,223
5.63%, 06/15/28
(b)
................ USD 250 236,006
3.75%, 04/15/29
(b)
................ 392 339,554
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 148 128,853
Freeport Indonesia PT, 4.76%, 04/14/27
(b)
.. 615 598,587
Freeport-McMoRan, Inc., 5.45%, 03/15/43 . 260 243,200
JSW Steel Ltd., 3.95%, 04/05/27
(h)
...... 250 215,000
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 23 20,471
4.50%, 06/01/31 ................. 239 196,269
Metinvest BV
(h)
8.50%, 04/23/26 ................. 324 197,640
7.65%, 10/01/27 ................. 226 130,021
Minmetals Bounteous Finance BVI Ltd., 4.20%,
07/27/26
(h)
.................... 200 194,944
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 96 92,407
Nexa Resources SA, 5.38%, 05/04/27
(b)
... 200 187,250
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 529 483,435
4.75%, 01/30/30 ................. 88 80,854
3.88%, 08/15/31 ................. 423 356,267
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(h)
EUR 100 94,290
POSCO
(b)
5.75%, 01/17/28 ................. USD 365 374,056
5.88%, 01/17/33 ................. 200 212,772
POSCO Holdings, Inc., 2.50%, 01/17/25
(h)
.. 300 285,900
Stillwater Mining Co., 4.00%, 11/16/26
(h)
... 650 580,125
Vedanta Resources Finance II plc, 13.88%,
01/21/24
(h)
.................... 200 160,162
8,212,513
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 18 15,837
4.25%, 02/01/27 ................. 56 44,240
Starwood Property Trust, Inc., 4.38%, 01/15/27 57 47,108
107,185
Multi-Utilities — 0.3%
Dominion Energy, Inc., Series C, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.35%
(a)(i)
......... 4,445 3,677,134

BlackRock Income Fund
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 4.0%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... USD 275 $ 269,836
AI Candelaria Spain SA, 7.50%, 12/15/28
(h)
. 282 257,075
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 104 101,610
5.38%, 06/15/29 ................. 106 99,761
Apache Corp.
4.25%, 01/15/30 ................. 11 10,038
5.10%, 09/01/40 ................. 35 29,662
5.35%, 07/01/49 ................. 129 99,696
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 403 489,547
5.88%, 06/30/29 ................. 60 52,950
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ 208 196,751
5.85%, 11/15/43 ................. 74 55,876
Callon Petroleum Co.
8.25%, 07/15/25 ................. 17 16,881
6.38%, 07/01/26 ................. 77 73,150
8.00%, 08/01/28
(b)
................ 516 511,201
7.50%, 06/15/30
(b)
................ 112 105,280
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ..................... 500 500,380
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 206 191,376
4.00%, 03/01/31 ................. 37 32,928
3.25%, 01/31/32 ................. 700 578,284
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 17 16,182
6.75%, 04/15/29 ................. 270 268,045
CITGO Petroleum Corp., 7.00%, 06/15/25
(b)
. 314 309,792
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 113 106,221
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 250 227,843
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
118 101,480
CNX Resources Corp.
(b)
6.00%, 01/15/29 ................. 5 4,675
7.38%, 01/15/31 ................. 152 149,720
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 303 277,257
5.88%, 01/15/30 ................. 126 108,253
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(h)
.................... 323 283,985
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 446 400,887
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 306 287,640
9.25%, 02/15/28 ................. 136 130,390
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 42 40,463
6.00%, 02/01/29 ................. 86 81,871
8.00%, 04/01/29 ................. 32 32,640
7.38%, 02/01/31 ................. 56 56,000
CrownRock LP
(b)
5.63%, 10/15/25 ................. 414 405,744
5.00%, 05/01/29 ................. 49 45,649
DCP Midstream Operating LP
(b)
6.45%, 11/03/36 ................. 29 30,077
6.75%, 09/15/37 ................. 103 111,727
Diamondback Energy, Inc., 6.25%, 03/15/33 4,746 5,015,468
DT Midstream, Inc., 4.13%, 06/15/29
(b)
.... 294 257,751
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 117 113,528
EIG Pearl Holdings SARL, 3.55%, 08/31/36
(b)
662 565,183
Energy Transfer LP
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(a)(i)
.................... 133 117,040
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.75%, 05/15/30 ................. USD 112 $ 103,355
5.75%, 02/15/33 ................. 1,925 1,971,546
5.15%, 02/01/43 ................. 150 130,803
5.30%, 04/15/47 ................. 721 631,801
5.00%, 05/15/50 ................. 1,060 904,740
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ 36 35,280
5.38%, 06/01/29 ................. 226 217,525
6.50%, 09/01/30
(b)
................ 62 62,695
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 2 1,940
4.85%, 07/15/26 ................. 85 81,812
5.60%, 04/01/44 ................. 52 42,441
5.45%, 06/01/47 ................. 46 36,661
Enterprise Products Operating LLC
4.80%, 02/01/49 ................. 320 293,527
3.95%, 01/31/60 ................. 320 250,729
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 92 90,951
4.13%, 12/01/26 ................. 178 161,649
7.50%, 06/01/30
(b)
................ 31 30,031
4.75%, 01/15/31
(b)
................ 73 60,590
Genesis Energy LP
6.50%, 10/01/25 ................. 86 83,304
7.75%, 02/01/28 ................. 104 100,835
8.88%, 04/15/30 ................. 90 91,125
Greenko Dutch BV, 3.85%, 03/29/26
(h)
.... 188 169,341
Greenko Solar Mauritius Ltd., 5.95%,
07/29/26
(h)
.................... 200 187,913
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 28 27,225
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 51 50,863
Hess Corp., 5.80%, 04/01/47 .......... 3,200 3,134,578
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 213 190,230
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 65 61,684
5.75%, 02/01/29 ................. 184 169,380
6.00%, 02/01/31 ................. 10 9,208
India Green Power Holdings, 4.00%, 02/22/27
(h)
190 161,025
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 200 168,864
Kinder Morgan, Inc., 4.80%, 02/01/33 .... 184 177,528
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... 215 206,938
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(h)
.. 251 249,531
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 12 11,668
Matador Resources Co., 5.88%, 09/15/26 .. 229 225,936
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(h)
.................... 484 376,382
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(h)
250 238,750
MPLX LP
1.75%, 03/01/26 ................. 6,650 6,068,874
4.95%, 03/14/52 ................. 5,499 4,779,614
5.65%, 03/01/53 ................. 930 894,353
Murphy Oil Corp.
5.88%, 12/01/27 ................. 41 39,931
6.13%, 12/01/42
(c)
................ 16 13,257
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 724 696,850
6.50%, 09/30/26 ................. 172 158,240
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
31 29,911
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 122 134,440
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 458 454,313
NuStar Logistics LP
6.00%, 06/01/26 ................. 203 198,983
6.38%, 10/01/30 ................. 47 45,096

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
44
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. USD 162 $ 164,040
5.88%, 09/01/25 ................. 45 45,350
8.88%, 07/15/30 ................. 201 233,791
6.63%, 09/01/30 ................. 319 335,961
7.50%, 05/01/31 ................. 55 60,659
6.45%, 09/15/36 ................. 324 340,663
4.63%, 06/15/45 ................. 11 8,811
6.60%, 03/15/46 ................. 120 126,166
4.40%, 04/15/46 ................. 41 32,493
4.20%, 03/15/48 ................. 13 10,075
Parkland Corp., 5.88%, 07/15/27
(b)
...... 62 60,146
PDC Energy, Inc.
6.13%, 09/15/24 ................. 20 19,900
5.75%, 05/15/26 ................. 8 7,788
Permian Resources Operating LLC
(b)
7.75%, 02/15/26 ................. 221 221,552
6.88%, 04/01/27 ................. 146 142,835
5.88%, 07/01/29 ................. 110 104,158
Petronas Energy Canada Ltd., 2.11%,
03/23/28
(h)
.................... 200 180,698
Range Resources Corp., 4.88%, 05/15/25 .. 91 89,218
Reliance Industries Ltd.
(h)
4.13%, 01/28/25 ................. 750 737,485
3.67%, 11/30/27 ................. 412 387,976
2.88%, 01/12/32 ................. 500 413,330
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. 238 210,931
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 31 27,616
Sinopec Group Overseas Development 2018
Ltd.
(h)
1.45%, 01/08/26 ................. 300 274,758
2.30%, 01/08/31 ................. 700 602,994
SM Energy Co.
5.63%, 06/01/25 ................. 37 35,875
6.75%, 09/15/26 ................. 100 98,066
6.63%, 01/15/27 ................. 15 14,410
6.50%, 07/15/28 ................. 144 137,413
Southwestern Energy Co.
5.70%, 01/23/25
(c)
................ 18 18,009
5.38%, 02/01/29 ................. 59 55,607
Sunoco LP
6.00%, 04/15/27 ................. 25 24,682
5.88%, 03/15/28 ................. 36 34,560
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 ................. 5 4,998
6.00%, 03/01/27 ................. 31 29,345
5.50%, 01/15/28 ................. 26 23,773
6.00%, 12/31/30 ................. 21 18,768
6.00%, 09/01/31 ................. 78 68,973
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
506 443,285
TerraForm Power Operating LLC, 4.75%,
01/15/30
(b)
.................... 38 34,074
Thaioil Treasury Center Co. Ltd., 2.50%,
06/18/30
(h)
.................... 200 161,100
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 882 795,564
4.13%, 08/15/31 ................. 154 135,301
3.88%, 11/01/33 ................. 264 221,760
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 117 106,551
Western Midstream Operating LP
6.15%, 04/01/33 ................. 25 25,339
5.45%, 04/01/44 ................. 118 102,898
5.30%, 03/01/48 ................. 45 38,129
5.50%, 08/15/48 ................. 99 85,256
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.50%, 02/01/50
(c)
................ USD 150 $ 127,275
45,612,444
Paper & Forest Products — 0.1%
Suzano Austria GmbH, 3.75%, 01/15/31 ... 750 648,038
Passenger Airlines — 0.3%
ABRA Global Finance, 11.50%, (11.50% Cash
or 11.50% PIK), 03/02/28
(b)(k)
........ 683 529,954
Air Canada, 3.88%, 08/15/26
(b)
......... 211 191,588
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... 69 68,690
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 499 545,926
5.50%, 04/20/26 ................. 49 48,234
7.25%, 02/15/28 ................. 23 22,368
5.75%, 04/20/29 ................. 307 294,758
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
... 363 297,660
Delta Air Lines, Inc., 4.75%, 10/20/28
(b)
.... 4 3,471
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 223 211,706
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
325 323,654
Singapore Airlines Ltd., 3.00%, 07/20/26
(h)
.. 200 190,500
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 247 247,939
United Airlines Pass-Through Trust, Series
2020-1, Class B, 4.88%, 01/15/26 ..... 36 34,972
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 264 252,572
4.63%, 04/15/29 ................. 260 235,171
3,499,163
Personal Care Products — 0.0%
(b)
Coty, Inc., 4.75%, 01/15/29 ........... 6 5,603
Prestige Brands, Inc., 3.75%, 04/01/31 .... 82 69,502
75,105
Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc.
(b)
3.13%, 02/15/29 ................. 47 41,318
3.50%, 04/01/30 ................. 217 190,706
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(b)
.................... 200 178,046
Organon & Co., 5.13%, 04/30/31
(b)
...... 279 247,652
Teva Pharmaceutical Finance Netherlands III
BV
3.15%, 10/01/26 ................. 138 124,114
4.75%, 05/09/27 ................. 200 186,000
967,836
Professional Services — 0.1%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ....... 302 229,142
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 267 231,188
KBR, Inc., 4.75%, 09/30/28 ........... 113 100,978
Science Applications International Corp.,
4.88%, 04/01/28 ................ 139 129,425
690,733
Real Estate Management & Development — 0.6%
Agile Group Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
9.22%), 13.48%
(a)(h)(i)
............. 220 85,085
China Aoyuan Group Ltd., 8.50%, 01/23/22
(d)(h)(l)
200 18,000
CIFI Holdings Group Co. Ltd., 6.55%,
03/28/24
(d)(h)(l)
.................. 300 61,500
Country Garden Holdings Co. Ltd.
(h)
3.13%, 10/22/25 ................. 200 121,000
7.25%, 04/08/26 ................. 300 189,000
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 202 180,846

BlackRock Income Fund
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
ESR Group Ltd., 1.50%, 09/30/25
(h)(m)
..... USD 700 $ 676,550
Fantasia Holdings Group Co. Ltd.
(d)(h)(l)
11.75%, 04/17/22 ................ 5,280 541,200
7.95%, 07/05/22 ................. 750 78,848
12.25%, 10/18/22 ................ 755 77,387
10.88%, 01/09/23 ................ 330 33,825
15.00%, 12/18/23 ................ 200 20,500
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
1,000 899,500
Howard Hughes Corp. (The), 4.38%, 02/01/31
(b)
209 168,245
JGC Ventures Pte. Ltd.
(k)
0.00%, (0.00% Cash or 3.00% PIK),
06/30/25 .................... 56 10,861
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(d)(h)(l)
................. 1,792 586,439
KWG Group Holdings Ltd., 6.00%, 08/14/26
(h)
200 50,000
Longfor Group Holdings Ltd., 3.38%, 04/13/27
(h)
200 163,787
MAF Sukuk Ltd., 4.64%, 05/14/29
(h)
...... 894 878,523
Modern Land China Co. Ltd.
(a)(d)(h)(k)(l)
8.00%, (8.00% Cash or 10.00% PIK),
12/30/24 .................... 317 14,969
9.00%, (9.00% Cash or 11.00% PIK),
12/30/26 .................... 226 10,113
9.00%, (9.00% Cash or 11.00% PIK),
12/30/27 .................... 330 14,038
NWD Finance BVI Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.86%), 4.13%
(a)(h)(i)
.............. 400 298,450
Powerlong Real Estate Holdings Ltd., 6.25%,
08/10/24
(h)
.................... 200 47,037
Realogy Group LLC, 5.25%, 04/15/30
(b)
... 207 150,878
Redsun Properties Group Ltd., 10.50%,
10/03/22
(d)(h)(l)
.................. 200 23,000
Ronshine China Holdings Ltd., 7.10%,
01/25/25
(d)(h)(l)
.................. 710 47,925
Shui On Development Holding Ltd., 6.15%,
08/24/24
(h)
.................... 200 175,413
Sinic Holdings Group Co. Ltd.
(d)(h)(l)
8.50%, 01/24/22 ................. 1,100 11,000
10.50%, 06/18/22 ................ 1,309 13,090
Sinochem Offshore Capital Co. Ltd., 2.38%,
09/23/31
(h)
.................... 250 197,000
Vanke Real Estate Hong Kong Co. Ltd., 4.15%,
04/18/23
(h)
.................... 400 399,040
Westwood Group Holdings Ltd., 2.80%,
01/20/26
(h)
.................... 200 181,350
Yango Justice International Ltd., 10.25%,
09/15/22
(d)(l)
................... 283 5,660
Yanlord Land HK Co. Ltd., 6.75%, 04/23/23
(h)
250 249,375
Yuzhou Group Holdings Co. Ltd.
(d)(h)(l)
8.30%, 05/27/25 ................. 1,458 127,575
7.38%, 01/13/26 ................. 1,250 109,375
Zhenro Properties Group Ltd., 7.35%,
02/05/25
(d)(h)(l)
.................. 372 27,900
6,944,284
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 133 106,733
Link Finance Cayman 2009 Ltd. (The), 2.88%,
07/21/26
(h)
.................... 200 189,350
296,083
Semiconductors & Semiconductor Equipment — 1.2%
Broadcom, Inc.
1.95%, 02/15/28
(b)
................ 2,662 2,315,712
4.30%, 11/15/32 ................. 75 69,101
3.42%, 04/15/33
(b)
................ 91 76,141
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.75%, 02/15/51
(b)
................ USD 10,000 $ 7,364,547
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 682 644,764
Entegris, Inc.
(b)
4.38%, 04/15/28 ................. 68 61,433
3.63%, 05/01/29 ................. 88 75,958
Marvell Technology, Inc., 2.95%, 04/15/31 .. 172 143,629
NXP BV, 4.40%, 06/01/27 ............ 1,405 1,380,576
SK Hynix, Inc., 1.50%, 01/19/26
(h)
....... 500 443,375
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 207 178,255
TSMC Global Ltd., 2.25%, 04/23/31
(h)
..... 400 336,628
13,090,119
Software — 1.5%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 125 123,750
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 87 87,563
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
576 467,055
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
263 239,001
Boxer Parent Co., Inc.
(b)
7.13%, 10/02/25 ................. 271 269,708
9.13%, 03/01/26 ................. 267 258,916
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 225 212,625
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 239 234,908
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 492 439,095
4.88%, 07/01/29 ................. 266 240,562
Cloud Software Group Holdings, Inc., 6.50%,
03/31/29
(b)
.................... 1,109 981,026
Consensus Cloud Solutions, Inc., 6.50%,
10/15/28
(b)
.................... 83 68,832
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 25 21,818
Elastic NV, 4.13%, 07/15/29
(b)
......... 220 187,825
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 74 68,635
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 200 162,494
McAfee Corp., 7.38%, 02/15/30
(b)
....... 414 347,137
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 274 243,175
NCR Corp.
(b)
5.00%, 10/01/28 ................. 103 90,533
6.13%, 09/01/29 ................. 29 28,604
Open Text Corp., 6.90%, 12/01/27
(b)
..... 340 350,744
Oracle Corp.
6.15%, 11/09/29 ................. 3,375 3,594,806
6.25%, 11/09/32 ................. 228 245,226
3.95%, 03/25/51 ................. 8,055 6,061,206
5.55%, 02/06/53 ................. 1,335 1,270,975
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 7 6,541
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
382 370,654
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 245 184,426
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
382 330,707
17,188,547
Specialized REITs — 2.4%
American Tower Corp.
3.13%, 01/15/27 ................. 1,000 931,035
3.65%, 03/15/27 ................. 3,833 3,640,692
2.95%, 01/15/51 ................. 6,233 3,992,533
Crown Castle, Inc.
1.05%, 07/15/26 ................. 1,690 1,489,180
2.90%, 03/15/27 ................. 3,386 3,142,504
3.80%, 02/15/28 ................. 6,683 6,342,266
Equinix, Inc., 1.80%, 07/15/27 ......... 7,864 6,844,323
Iron Mountain, Inc., 5.00%, 07/15/28
(b)
.... 35 32,568
SBA Communications Corp.
3.88%, 02/15/27 ................. 163 153,878
3.13%, 02/01/29 ................. 310 269,681
26,838,660

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
46
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Specialty Retail — 1.1%
Arko Corp., 5.13%, 11/15/29
(b)
......... USD 67 $ 55,455
Asbury Automotive Group, Inc.
4.75%, 03/01/30 ................. 51 45,645
5.00%, 02/15/32
(b)
................ 145 127,021
eG Global Finance plc, 6.75%, 02/07/25
(b)
.. 1,200 1,110,648
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 112 95,760
JMH Co. Ltd., 2.50%, 04/09/31
(h)
....... 200 170,164
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 284 237,594
Lowe's Cos., Inc.
3.00%, 10/15/50 ................. 4,146 2,751,586
5.63%, 04/15/53 ................. 3,910 3,922,763
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 109 99,289
Penske Automotive Group, Inc., 3.75%,
06/15/29
(b)
.................... 27 23,310
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 324 318,042
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 50 45,951
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 352 312,610
6.13%, 07/01/29 ................. 382 322,297
6.00%, 12/01/29 ................. 23 18,990
Staples, Inc., 7.50%, 04/15/26
(b)
........ 1,117 978,637
Vivo Energy Investments BV, 5.13%, 09/24/27
(b)
621 566,779
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 655 568,185
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(k)
........... 150 136,408
Zhongsheng Group Holdings Ltd., 3.00%,
01/13/26
(h)
.................... 200 183,038
12,090,172
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., 4.25%, 03/15/29
(b)
......... 132 115,780
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(d)(h)(l)(m)
............ EUR 1,100 1,055,761
Hanesbrands, Inc., 9.00%, 02/15/31
(b)
.... USD 135 138,206
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... 69 59,215
Levi Strauss & Co., 3.50%, 03/01/31
(b)
.... 75 63,938
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 44 42,766
1,475,666
Tobacco — 1.7%
Altria Group, Inc., 4.40%, 02/14/26 ...... 63 62,506
BAT Capital Corp.
2.26%, 03/25/28 ................. 12,726 10,910,619
4.76%, 09/06/49 ................. 10,798 8,281,339
19,254,464
Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
128 112,943
BOC Aviation Ltd., 2.63%, 01/17/25
(h)
..... 500 476,770
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 197 197,131
9.75%, 08/01/27 ................. 88 92,848
5.50%, 05/01/28 ................. 166 151,448
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 24 19,023
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 28 24,537
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 232 223,880
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 206 184,286
Sumitomo Corp., 5.55%, 03/09/28
(h)
...... 200 202,932
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
.................... 661 670,102
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 204 207,356
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
7.25%, 06/15/28 ................. USD 294 $ 301,879
2,865,135
Transportation Infrastructure — 0.1%
(h)
CMHI Finance BVI Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 6.62%), 3.88%
(a)(i)
......... 200 192,000
HPHT Finance 21 II Ltd., 1.50%, 09/17/26 .. 300 268,083
Shanghai Port Group BVI Development Co.
Ltd., 1.50%, 07/13/25 ............. 400 369,944
830,027
Wireless Telecommunication Services — 0.3%
Bharti Airtel Ltd., 4.38%, 06/10/25
(h)
...... 500 490,900
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 600 564,000
Globe Telecom, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.53%), 4.20%
(a)(h)(i)
.............. 200 181,412
Kenbourne Invest SA, 6.88%, 11/26/24
(b)
... 352 263,956
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
.............. 271 254,537
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(k)
....... 91 21,810
Millicom International Cellular SA, 5.13%,
01/15/28
(h)
.................... 405 360,450
Sprint LLC, 7.63%, 03/01/26 .......... 116 122,668
T-Mobile USA, Inc., 2.05%, 02/15/28 ..... 1,922 1,705,380
3,965,113
Total Corporate Bonds — 40.8%
(Cost: $502,793,251) ............................. 460,596,870
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.40%
,
 05/25/28 ........... 716 613,314
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor
+ 4.25%), 9.40%
,
 05/25/28 .......... 146 124,892
Bleriot US Bidco, Inc., Term Loan, (3-mo.
LIBOR USD + 4.00%), 9.16%
,
 10/30/26 . 207 206,694
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (6-mo. LIBOR USD at 0.50% Floor
+ 3.50%), 8.56%
,
 08/03/29 .......... 103 100,306
Dynasty Acquisition Co., Inc., Term Loan
B1, (1-mo. CME Term SOFR + 3.50%),
8.41%
,
 04/06/26 ................. 534 521,079
Dynasty Acquisition Co., Inc., Term Loan
B2, (1-mo. CME Term SOFR + 3.50%),
8.41%
,
 04/06/26 ................. 294 287,038
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.59%
,
 02/01/28 ................. 655 645,347
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.65%
,
 02/01/29 ................ 300 291,335
Setanta Aircraft Leasing DAC, Term Loan, (3-
mo. LIBOR USD + 2.00%), 7.16%
,
 11/05/28 290 289,394
TransDigm, Inc., Term Loan I, (3-mo. CME
Term SOFR + 3.25%), 8.15%
,
 08/24/28 .. 584 582,153
3,661,552

BlackRock Income Fund
Schedules of Investments
47
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Automobile Components — 0.1%
Clarios Global LP, 1st Lien Term Loan, (1-mo.
LIBOR USD + 3.25%), 8.09%
,
 04/30/26
(a)
USD 729 $ 723,179
Automobiles — 0.0%
Dealer Tire Financial, LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.31%
,
 12/14/27
(a)
.......... 289 286,663
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.25%
,
 01/24/29 ................. 726 636,342
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.00%
,
 01/24/30 ................ 741 552,369
1,188,711
Broadline Retail — 0.2%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (1-mo. LIBOR USD at 0.50%
Floor + 3.25%), 8.09%
,
 11/24/28 ...... 361 359,297
New SK Holdco Sub LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 8.25%),
13.11%
,
 06/30/27 ................ 613 496,239
Pug LLC, Term Loan B, (1-mo. LIBOR USD +
3.50%), 8.34%
,
 02/12/27 ........... 813 585,599
Pug LLC, Term Loan B2, (1-mo. LIBOR USD at
0.50% Floor + 4.25%), 9.09%
,
 02/12/27
(f)
. 300 214,804
Sally Holdings LLC, Term Loan B, (1-mo. CME
Term SOFR + 2.50%), 7.31%
,
 02/28/30
(f)
. 141 140,471
1,796,410
Building Products — 0.2%
(a)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 4.25%), 9.16%
,
 05/13/29 268 267,418
Cornerstone Building Brands, Inc., Term Loan
B, (1-mo. LIBOR USD at 0.50% Floor +
3.25%), 7.93%
,
 04/12/28 ........... 172 150,336
CP Atlas Buyer, Inc., Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
4.25% - 8.41%
,
 11/23/27 ............ 308 271,977
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.41%
,
 10/02/28 ........... 170 159,102
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(o)
............. 31 28,540
CPG International LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.41%
,
 04/28/29 ................. 408 402,035
Jeld-Wen, Inc., Term Loan, (1-mo. LIBOR USD
+ 2.25%), 7.09%
,
 07/28/28 .......... 154 149,347
Wilsonart LLC, Term Loan E, (6-mo.
LIBOR USD at 1.00% Floor + 3.25%),
8.46%
,
 12/31/26 ................. 601 577,131
2,005,886
Security
Par (000)
Par (000) Value
Capital Markets — 0.3%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (1-mo. LIBOR USD + 4.50%),
9.34%
,
 07/31/26 ................. USD 776 $ 761,691
Axalta Coating Systems Dutch Holding B
BV, Facility Term Loan B4, (3-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
7.90%
,
 12/20/29 ................. 267 266,725
Azalea TopCo, Inc., 1st Lien Term Loan
(1-mo. LIBOR USD + 3.50%),
8.34%, 07/24/26 ............... 296 276,159
(1-mo. LIBOR USD at 0.75% Floor +
3.75%), 8.59%, 07/24/26 ......... 365 340,314
Castlelake Aviation One DAC, Term Loan
(3-mo. LIBOR USD at 0.50% Floor +
2.75%), 7.62%, 10/22/26 ......... 290 286,656
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.78%, 10/22/27 ......... 158 155,143
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.31%
,
 06/30/28 ........... 290 284,602
Ion Trading Finance Ltd., Term Loan, (3-mo.
LIBOR USD + 4.75%), 9.91%
,
 04/01/28 . 147 137,945
Mercury Borrower, Inc., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 3.50%),
8.38%
,
 08/02/28 ................. 365 353,872
Mercury Borrower, Inc., 2nd Lien Term Loan,
(3-mo. LIBOR USD at 0.50% Floor +
6.50%), 11.31%
,
 08/02/29 ........... 458 409,116
3,272,223
Chemicals — 0.5%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.75%),
8.59%
,
 09/30/28 ................. 407 366,135
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.75% Floor +
3.75%), 8.59%
,
 11/24/27 ............ 307 298,582
Ascend Performance Materials Operations
LLC, Term Loan, (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 9.71%
,
 08/27/26 . 362 355,103
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.91%
,
 12/29/27 ........... 347 262,930
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.38%), 8.96%
,
 10/04/29 ...... 233 220,429
Ecovyst Catalyst Technologies LLC, Term
Loan, (3-mo. LIBOR USD at 0.50% Floor +
2.50%), 7.33%
,
 06/09/28 ........... 319 316,277
Element Solutions, Inc., Term Loan B1,
(1-mo. CME Term SOFR + 2.00%),
6.81%
,
 01/31/26 ................. 698 696,036
HB Fuller Co., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.31%
,
 02/15/30 ................. 73 73,251
Herens Holdco SARL, Facility Term Loan B, (3-
mo. LIBOR USD at 0.75% Floor + 4.00%),
9.16%
,
 07/03/28 ................. 320 295,981
Ineos US Finance LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.41%
,
 02/18/30 ................. 144 143,048
LSF11 A5 Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.42%
,
 10/15/28 ................. 435 421,042

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
48
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Chemicals (continued)
Messer Industries GmbH, Term Loan B1,
(3-mo. CME Term SOFR + 2.50%),
7.66%
,
 03/02/26 ................. USD 330 $ 329,151
Momentive Performance Materials, Inc. Term
Loan, 03/29/28
(f)(o)
................ 474 463,335
Nouryon Finance BV, Term Loan, (3-mo. CME
Term SOFR + 3.00%), 7.53%
,
 10/01/25 .. 57 56,031
Oxea Holding Vier GMBH, Term Loan B2, (1-
mo. LIBOR USD + 3.25%), 8.00%
,
 10/14/24 291 282,592
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. LIBOR USD at 0.75% Floor +
4.00%), 8.83%
,
 03/16/27 ........... 163 158,541
Sparta US HoldCo LLC, 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.25%),
7.92%
,
 08/02/28 ................. 367 362,738
WR Grace Holdings LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.75%),
8.94%
,
 09/22/28 ................. 219 217,034
5,318,236
Commercial Services & Supplies — 0.4%
(a)
Allied Universal Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.66%
,
 05/12/28 ................. 481 456,411
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.76% -
9.03%
,
 02/15/29 ................. 202 196,815
Aramark Intermediate HoldCo Corp., Term
Loan B5, (1-mo. LIBOR USD + 2.50%),
7.34%
,
 04/06/28 ................. 355 353,309
Asplundh Tree Expert LLC, Term Loan, (1-mo.
LIBOR USD + 1.75%), 6.59%
,
 09/07/27 . 289 286,902
Clean Harbors, Inc., Term Loan, (1-mo. LIBOR
USD + 2.00%), 6.84%
,
 10/08/28 ...... —
(p)
343
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.31%
,
 11/30/28 ................. 281 279,410
Covanta Holding Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.31%
,
 11/30/28 ................. 22 21,600
GFL Environmental Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.91%
,
 05/31/27 ................. 289 289,190
LABL, Inc., Term Loan, (1-mo. LIBOR USD at
0.50% Floor + 5.00%), 9.84%
,
 10/29/28 . 150 145,214
PECF USS Intermediate Holding III Corp., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
4.25%), 9.09%
,
 12/15/28 ........... 252 211,535
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (3-mo. LIBOR USD at 0.75%
Floor + 2.75%), 7.52%
,
 09/23/26 ...... 357 355,737
Tempo Acquisition LLC, Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.81%
,
 08/31/28 ................. 715 713,456
TruGreen LP, 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 4.00%),
8.84%
,
 11/02/27 ................. 511 471,136
Viad Corp., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
9.92%
,
 07/30/28 ................. 445 423,583
4,204,641
Security
Par (000)
Par (000) Value
Communications Equipment — 0.0%
(a)
Ciena Corporation, Term Loan, (1-mo. CME
Term SOFR + 2.50%), 7.19%
,
 01/18/30 .. USD 54 $ 53,899
ViaSat, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.42%
,
 03/02/29 ................. 478 462,569
516,468
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan, (3-
mo. LIBOR USD at 1.00% Floor + 4.25%),
9.06% - 9.41%
,
 06/21/24 ........... 609 566,384
Pike Corp., Term Loan, (1-mo. LIBOR USD +
3.00%), 7.85%
,
 01/21/28 ........... 394 390,237
USIC Holdings, Inc., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.50%),
8.34%
,
 05/12/28 ................. 250 241,921
1,198,542
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR +
2.00%), 6.91%
,
 01/15/27 ........... 360 357,692
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.81%
,
 03/08/29 ................ 309 264,812
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.50%
,
 04/29/29 ................. 233 224,022
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.12%
,
 09/22/28 ........... 564 559,911
TAMKO Building Products LLC, Term Loan,
(3-mo. CME Term SOFR + 3.00%), 7.78% -
7.99%
,
 05/29/26 ................. 85 82,519
1,488,956
Consumer Staples Distribution & Retail — 0.0%
US Foods, Inc., Term Loan B, (1-mo. CME
Term SOFR + 2.00%), 6.91%
,
 09/13/26
(a)
401 398,724
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.67%
,
 12/01/27 ...... 777 765,600
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
8.78%
,
 08/14/26 ................. 249 246,599
Pactiv Evergreen, Inc., Term Loan B2, (1-mo.
LIBOR USD + 3.25%), 8.09%
,
 02/05/26 . 233 232,196
Pregis TopCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
8.67%
,
 07/31/26 ................. 145 141,342
Tosca Services LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.50%),
8.42%
,
 08/18/27 ................. 624 479,072
Trident TPI Holdings, Inc., Term Loan B3, (3-
mo. LIBOR USD at 0.50% Floor + 4.00%),
9.16%
,
 09/15/28 ................. 432 417,066
2,281,875
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.58%
,
 10/28/27
(a)
................ 440 411,788

BlackRock Income Fund
Schedules of Investments
49
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.3%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.41%
,
 12/11/28 ............ USD 300 $ 275,952
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.66%
,
 12/10/29 ........... 504 432,957
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.17%
,
 11/24/28 ...... 477 468,656
Sotheby's, Term Loan, (3-mo. LIBOR USD at
0.50% Floor + 4.50%), 9.33%
,
 01/15/27 . 439 435,868
Spring Education Group, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 4.00%),
8.90%
,
 07/30/25 ................. 295 291,488
Veritas US, Inc., Term Loan B, (1-mo.
LIBOR USD at 1.00% Floor + 5.00%),
9.84%
,
 09/01/25 ................. 775 586,087
Wand Newco 3, Inc., 1st Lien Term Loan B1, (1-
mo. LIBOR USD + 2.75%), 7.59%
,
 02/05/26 593 581,215
WCG Purchaser Corp., 1st Lien Term Loan, (3-
mo. LIBOR USD at 1.00% Floor + 4.00%),
8.95%
,
 01/08/27 ................. 388 365,496
3,437,719
Diversified REITs — 0.0%
RHP Hotel Properties LP, Term Loan B, (1-mo.
LIBOR USD + 2.00%), 6.85%
,
 05/11/24
(a)
320 319,466
Diversified Telecommunication Services — 0.4%
(a)
Altice Financing SA, Term Loan, (3-mo. LIBOR
USD + 2.75%), 7.58%
,
 07/15/25 ...... 119 116,329
Cablevision Lightpath LLC, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
7.93%
,
 11/30/27 ................. 45 44,255
Connect Finco SARL, Term Loan, (1-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.35%
,
 12/11/26 ................. 1,086 1,077,371
Consolidated Communications, Inc., Term Loan
B1, (1-mo. LIBOR USD at 0.75% Floor +
3.50%), 8.38%
,
 10/02/27 ........... 165 129,574
Frontier Communications Holdings LLC, Term
Loan B, (1-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 8.63%
,
 05/01/28 .......... 178 168,213
Iridium Satellite LLC, Term Loan B2, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.41%
,
 11/04/26 ................. 361 360,026
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
6.67%
,
 03/01/27 ................. 386 324,782
Lumen Technologies, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.25%),
7.17%
,
 03/15/27 ................. 395 259,293
Orbcomm, Inc., 1st Lien Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 4.25%),
9.09% - 9.20%
,
 09/01/28 ........... 328 266,032
Radiate Holdco LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.09%
,
 09/25/26 ................. 635 517,677
Virgin Media Bristol LLC, Facility Term
Loan Q, (1-mo. LIBOR USD + 3.25%),
7.93%
,
 01/31/29 ................. 291 287,172
Zayo Group Holdings, Inc., Term Loan, (1-mo.
LIBOR USD + 3.00%), 7.84%
,
 03/09/27 . 1,189 963,059
4,513,783
Security
Par (000)
Par (000) Value
Electric Utilities — 0.0%
Calpine Construction Finance Co. LP, Term
Loan B, (1-mo. LIBOR USD + 2.00%),
6.84%
,
 01/15/25
(a)
................ USD 219 $ 218,177
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
4.75%), 9.91%
,
 06/23/28
(a)
.......... 580 551,687
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
7.67%
,
 07/02/29
(a)
................ 304 300,658
Energy Equipment & Services — 0.1%
(a)
Lealand Finance Co. BV, Term Loan
(1-mo. LIBOR USD + 3.00%),
7.84%, 06/28/24 ............... 17 11,587
(1-mo. LIBOR USD + 1.00%),
5.84%, 06/30/25 ............... 118 77,636
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.06%
,
 10/05/28 . 527 516,875
606,098
Entertainment — 0.5%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (1-mo. LIBOR USD + 3.00%),
7.68%
,
 04/22/26 ................. 904 657,428
Aristocrat Technologies, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.25%
,
 05/24/29 ........... 107 107,067
Cirque du Soleil Canada, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.15%
,
 03/08/30 ........... 199 196,513
City Football Group Ltd., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.00%),
7.78%
,
 07/21/28 ................. 453 430,777
Creative Artists Agency LLC, Term Loan
B, (1-mo. CME Term SOFR + 3.50%),
8.31%
,
 11/27/28 ................. 359 357,356
Formula One Management Ltd., 1st Lien
Facility Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.06%
,
 01/15/30 ................. 289 289,121
Live Nation Entertainment, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
6.61%
,
 10/19/26
(f)
................ 720 711,028
Playtika Holding Corp., Term Loan B1, (1-mo.
LIBOR USD + 2.75%), 7.59%
,
 03/13/28 . 595 590,034
Renaissance Holding Corp., 1st Lien Term
Loan, (1-mo. LIBOR USD + 3.25%),
8.09%
,
 03/15/30 ................. 76 73,644
SMG US Midco 2, Inc., 1st Lien Term Loan, (3-
mo. LIBOR USD + 2.50%), 7.33%
,
 01/23/25 296 292,557
UFC Holdings LLC, 1st Lien Term Loan B3, (3-
mo. LIBOR USD at 0.75% Floor + 2.75%),
7.57%
,
 04/29/26 ................. 347 344,524
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (1-mo. LIBOR USD
+ 2.75%), 7.60%
,
 05/18/25 .......... 739 731,639
WMG Acquisition Corp., Term Loan G, (1-mo.
LIBOR USD + 2.13%), 6.97%
,
 01/20/28 . 465 458,697
5,240,385

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
50
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Financial Services — 0.4%
(a)
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.17%
,
 08/15/28
(f)
USD 405 $ 384,988
Belron Finance US LLC, Term Loan, (3-mo.
LIBOR USD + 2.25%), 7.13%
,
 11/13/25 .. 89 88,936
Belron Group SA, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.43%),
7.30%
,
 04/13/28 ................. 353 351,974
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.65%
,
 04/09/27 ...... 1,156 1,117,709
LBM Acquisition LLC, 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.75%),
8.59%
,
 12/17/27 ................. 139 130,826
Lions Gate Capital Holdings LLC, Term
Loan B, (1-mo. LIBOR USD + 2.25%),
7.09%
,
 03/24/25 ................. 364 357,863
Sotera Health Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.58%
,
 12/11/26 ...... 580 557,902
Travelport Finance SARL, 1st Lien Term
Loan, (3-mo. LIBOR USD + 5.00%),
9.73%
,
 05/29/26 ................. 536 302,626
UPC Financing Partnership, Facility Term
Loan AX, (1-mo. LIBOR USD + 2.93%),
7.61%
,
 01/31/29 ................. 219 214,267
WEX, Inc., Term Loan B, (1-mo. LIBOR USD +
2.25%), 7.09%
,
 03/31/28 ........... 386 382,765
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.56%
,
 10/19/27 ........... 295 291,460
4,181,316
Food Products — 0.4%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. LIBOR USD + 3.75%),
8.59%
,
 10/01/25 ................. 332 291,229
B&G Foods, Inc., Term Loan B4, (1-mo. LIBOR
USD + 2.50%), 7.34%
,
 10/10/26 ...... 92 89,139
Chobani LLC, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.50%),
8.42%
,
 10/25/27
(f)
................ 879 870,092
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (3-mo. LIBOR USD + 2.25%),
7.41%
,
 01/29/27 ................. 804 791,121
H-Food Holdings LLC, Term Loan, (1-mo.
LIBOR USD + 3.69%), 8.53%
,
 05/23/25 . 112 95,323
Hostess Brands LLC, 1st Lien Term Loan B, (3-
mo. LIBOR USD at 0.75% Floor + 2.25%),
7.08%
,
 08/03/25 ................. 231 230,659
Nomad Foods Ltd., Facility Term Loan B2,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.23%
,
 11/12/29 ............ 284 283,524
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
3.50%), 8.33%
,
 06/08/28 ........... 362 358,351
Triton Water Holdings, Inc., 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.66%
,
 03/31/28 ........... 765 683,337
Utz Quality Foods LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.00%),
7.92%
,
 01/20/28 ................. 466 463,185
4,155,960
Security
Par (000)
Par (000) Value
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (1-mo. LIBOR USD at 0.75%
Floor + 4.75%), 9.45%
,
 04/06/28 ...... USD 282 $ 271,392
Avis Budget Car Rental LLC, Term Loan B, (1-
mo. LIBOR USD + 1.75%), 6.60%
,
 08/06/27 242 237,468
Genesee & Wyoming, Inc., Term Loan,
(3-mo. CME Term SOFR + 2.00%),
7.00%
,
 12/30/26 ................. 143 142,322
Uber Technologies, Inc., Term Loan, (3-mo.
CME Term SOFR + 2.75%), 7.66% -
7.87%
,
 03/03/30 ................. 398 396,451
1,047,633
Health Care Equipment & Supplies — 0.2%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.09%
,
 11/03/28 ................. 747 716,611
Femur Buyer, Inc., 1st Lien Term Loan, (3-mo.
LIBOR USD + 4.50%), 9.66%
,
 03/05/26 . 216 192,379
Insulet Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.17%
,
 05/04/28 ................. 72 72,047
Medline Borrower LP, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.09%
,
 10/23/28 ................. 1,199 1,167,301
2,148,338
Health Care Providers & Services — 0.3%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.25%), 8.09%
,
 09/29/28 ........... 472 467,060
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.13%
,
 11/08/27 ............ 351 344,456
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.00%),
7.84%
,
 11/01/28 ................. 594 584,803
Envision Healthcare Corp., Term Loan
(3-mo. CME Term SOFR at 1.00% Floor +
4.25%), 9.15%, 03/31/27 ......... 357 84,813
(3-mo. CME Term SOFR at 1.00% Floor +
7.88%), 12.92%, 03/31/27 ......... 285 236,662
EyeCare Partners LLC, 1st Lien Term Loan
(1-mo. LIBOR USD + 3.75%),
8.59%, 02/18/27 ............... —
(p)
193
(1-mo. LIBOR USD at 0.50% Floor +
3.75%), 8.59%, 11/15/28 .......... 81 65,333
EyeCare Partners LLC, 2nd Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
6.75%), 11.59%
,
 11/15/29 ........... 513 387,116
MED ParentCo. LP, 1st Lien Term Loan, (1-mo.
LIBOR USD + 4.25%), 9.09%
,
 08/31/26 . 342 299,256
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.24%
,
 11/01/28 ...... —
(p)
89
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 11.99%
,
 11/01/29 ...... 404 365,213
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
2.75%), 7.59%
,
 10/27/28 ........... 286 284,873
PetVet Care Centers LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.75% Floor +
3.50%), 8.34%
,
 02/14/25 ........... 29 28,246

BlackRock Income Fund
Schedules of Investments
51
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.75%),
8.46%
,
 08/31/26 ................. USD 265 $ 263,252
Vizient, Inc., Term Loan B7, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.11%
,
 05/16/29 ................. 310 308,997
3,720,362
Health Care Technology — 0.2%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(o)
................. 92 86,330
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.26%
,
 02/15/29 ................. 752 702,714
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 4.00%),
9.16%
,
 06/02/28 ................. 925 841,077
Verscend Holding Corp., Term Loan B1, (1-mo.
LIBOR USD + 4.00%), 8.84%
,
 08/27/25 . 572 570,487
2,200,608
Hotels, Restaurants & Leisure — 0.7%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (1-mo. LIBOR USD + 1.75%),
6.59%
,
 11/19/26 ................. 578 572,178
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (1-mo. LIBOR USD + 3.75%),
8.59%
,
 02/02/26 ................. 259 246,631
Bally's Corp., Facility Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
7.96%
,
 10/02/28 ................. 149 141,730
Caesars Entertainment, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.16%
,
 02/06/30 ........... 282 280,198
Carnival Corp., Term Loan, (1-mo. LIBOR USD
at 0.75% Floor + 3.00%), 7.84%
,
 06/30/25 522 514,398
Churchill Downs, Inc., Term Loan B, (1-mo.
LIBOR USD + 2.00%), 6.85%
,
 03/17/28 . 289 287,071
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.81%
,
 01/27/29 ........... 963 946,608
Flutter Entertainment plc, Term Loan, (3-mo.
LIBOR USD + 2.25%), 7.41%
,
 07/21/26 . 287 286,737
Flutter Entertainment plc, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.41%
,
 07/22/28 ................. 593 592,249
Four Seasons Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.16%
,
 11/30/29 ............ 866 864,629
Hilton Worldwide Finance LLC, Term Loan
B2, (1-mo. CME Term SOFR + 1.75%),
6.64%
,
 06/22/26 ................. 358 357,430
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
7.91%
,
 12/15/27 ................. 531 521,534
Light and Wonder International, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.96%
,
 04/14/29 ........... 394 390,571
Packers Holdings LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.09%
,
 03/09/28 ................. 253 228,334
Penn Entertainment, Inc., Facility Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.66%
,
 05/03/29 ........... 586 584,074
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Playa Resorts Holding BV, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.99%
,
 01/05/29 ................. USD 109 $ 107,946
Seaworld Parks & Entertainment, Inc., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.00%), 7.88%
,
 08/25/28 ........... 145 143,910
Station Casinos LLC, Facility Term Loan B1, (1-
mo. LIBOR USD at 0.25% Floor + 2.25%),
7.10%
,
 02/08/27 ................. 363 359,559
Whatabrands LLC, Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.09%
,
 08/03/28 ................. 544 537,718
Wyndham Hotels & Resorts, Inc., Term
Loan B, (1-mo. LIBOR USD + 1.75%),
6.59%
,
 05/30/25 ................. 218 218,082
8,181,587
Household Durables — 0.2%
(a)
ACProducts Holdings, Inc., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 4.25%),
9.41%
,
 05/17/28 ................. 400 316,619
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.37%
,
 02/26/29 ........... 667 597,056
Serta Simmons Bedding LLC, Term Loan
(1-mo. LIBOR USD at 1.00% Floor +
7.50%), 12.27%, 08/10/23 ......... 116 113,265
Serta Simmons Bedding LLC, Term Loan
(3-mo. LIBOR USD at 1.00% Floor +
7.50%), 0.00% - 12.27% , 08/10/23 ... 134 75 , 732
Snap One Holdings Corp., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 4.50%),
9.66%
,
 12/08/28
(f)
................ 196 178,249
SWF Holdings I Corp., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 4.00%),
8.75%
,
 10/06/28 ................. 368 308,287
Weber-Stephen Products LLC, Term Loan
B, (1-mo. LIBOR USD at 0.75% Floor +
3.25%), 8.09%
,
 10/30/27
(f)
........... 662 567,377
2,156,585
Household Products — 0.1%
(a)
Diamond (BC) BV, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.58%
,
 09/29/28 ................. 442 440,315
Spectrum Brands, Inc., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.00%),
6.96%
,
 03/03/28 ................. 166 163,818
604,133
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (1-mo. LIBOR USD
+ 2.00%), 6.84%
,
 08/12/26 .......... —
(p)
404
Constellation Renewables LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 7.46%
,
 12/15/27 ........... 360 357,785
358,189

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
52
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B4, (1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.28%
,
 11/05/27 ............ USD 1,215 $ 1,199,311
Alliant Holdings Intermediate LLC, Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.35%
,
 11/05/27 .......... 430 424,339
AmWINS Group, Inc., Term Loan
(1-mo. LIBOR USD at 0.75% Floor +
2.25%), 7.09%, 02/19/28 ......... 507 500,387
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.66%, 02/19/28 ......... 110 109,039
AssuredPartners, Inc., Term Loan
(1-mo. LIBOR USD + 3.50%),
8.34%, 02/12/27 ............... 719 710,300
Hub International Ltd., Term Loan
(3-mo. LIBOR USD + 3.00%),
7.82%, 04/25/25 ............... 684 681,455
(3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.73%, 11/10/29 .......... 291 290,070
Hub International Ltd., Term Loan B3, (3-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.06%
,
 04/25/25 ................. 217 216,001
NFP Corp., Term Loan, (1-mo. LIBOR USD +
3.25%), 8.09%
,
 02/15/27 ........... 75 72,582
Ryan Specialty Group LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
7.91%
,
 09/01/27 ................. 315 313,691
USI, Inc., Term Loan
(3-mo. LIBOR USD + 3.25%),
8.41%, 12/02/26 ............... 85 84,930
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.65%, 11/22/29 .......... 787 783,294
5,385,399
Interactive Media & Services — 0.2%
(a)
Acuris Finance US, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.05%
,
 02/16/28 ................. 287 276,297
Adevinta ASA, Facility Term Loan B2, (3-mo.
LIBOR USD at 0.75% Floor + 2.75%),
7.91%
,
 06/26/28 ................. 433 428,886
Camelot US Acquisition 1 Co., Term Loan, (1-
mo. LIBOR USD at 1.00% Floor + 3.00%),
7.84%
,
 10/30/26 ................. 827 824,853
GoodRx, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD + 2.75%), 7.59%
,
 10/10/25 . 295 292,927
Grab Holdings, Inc., Term Loan, (1-mo.
LIBOR USD at 1.00% Floor + 4.50%),
9.35%
,
 01/29/26 ................. 234 232,312
2,055,275
IT Services — 0.4%
(a)
Asurion LLC, 2nd Lien Term Loan B4, (1-mo.
LIBOR USD + 5.25%), 10.09%
,
 01/20/29 . 350 287,618
Asurion LLC, Term Loan B11, (1-mo. CME Term
SOFR + 4.25%), 9.16%
,
 08/19/28 ..... 48 44,385
Asurion LLC, Term Loan B8, (1-mo. LIBOR
USD + 3.25%), 8.09%
,
 12/23/26 ...... 665 615,561
Epicor Software Corp., 2nd Lien Term Loan, (1-
mo. LIBOR USD at 1.00% Floor + 7.75%),
12.59%
,
 07/31/28 ................ 285 281,141
Epicor Software Corp., Term Loan C, (1-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.09%
,
 07/30/27 ................. 453 444,614
Security
Par (000)
Par (000) Value
IT Services (continued)
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.00%
,
 10/01/27 ........... USD 583 $ 555,519
Go Daddy Operating Co. LLC, Term Loan,
(1-mo. CME Term SOFR + 3.25%),
8.06%
,
 11/09/29 ................. 172 171,209
Go Daddy Operating Co. LLC, Term Loan
B4, (1-mo. LIBOR USD + 2.00%),
6.84%
,
 08/10/27 ................. 568 565,359
Sedgwick Claims Management Services, Inc.,
Term Loan, (1-mo. CME Term SOFR +
3.75%), 8.56%
,
 02/24/28 ........... 827 815,383
Venga Finance SARL, Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 4.75%),
9.70%
,
 06/28/29 ................. 211 201,064
3,981,853
Leisure Products — 0.1%
(a)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.84%
,
 12/01/28
(f)
........... 378 342,805
Peloton Interactive, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor + 7.00%),
11.76%
,
 05/25/27 ................ 102 101,772
Topgolf Callaway Brands Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.26%
,
 03/15/30 ........... 260 258,092
702,669
Life Sciences Tools & Services — 0.3%
(a)
Avantor Funding, Inc., Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.09%
,
 11/08/27 ................. 681 679,402
Catalent Pharma Solutions, Inc., Term Loan
B3, (1-mo. LIBOR USD at 0.50% Floor +
2.00%), 6.81%
,
 02/22/28 ........... 471 466,523
Curia Global, Inc., First Lien Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.53%
,
 08/30/26 ................. 45 37,839
eResearchTechnology, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 1.00% Floor +
4.50%), 9.34%
,
 02/04/27 ........... 570 537,374
Icon plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.00%, 07/03/28 ......... 149 148,860
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.41%, 07/03/28 ......... 558 555,747
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.63%
,
 10/19/27 ........... 362 360,221
Parexel International, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.25%), 8.09%
,
 11/15/28 ............ 691 682,453
3,468,419
Machinery — 0.6%
(a)
Albion Financing 3 SARL, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 5.25%),
9.57%
,
 08/17/26 ................. 583 566,100
Clark Equipment Co., Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.50%
,
 04/20/29 ................. 174 173,364
Columbus McKinnon Corp., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.94%
,
 05/14/28 ................. 69 68,882

BlackRock Income Fund
Schedules of Investments
53
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Machinery (continued)
Filtration Group Corp., Term Loan
(1-mo. LIBOR USD + 3.00%),
7.84%, 03/31/25 ............... USD 359 $ 357,332
(1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.34%, 10/21/28 ......... 355 349,461
Fluidra SA, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
6.91%
,
 01/29/29 ................. 120 117,594
Gardner Denver, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 1.75%),
6.66%
,
 03/01/27 ................. 172 171,685
Gates Global LLC, Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.41%
,
 03/31/27 ................. 437 434,041
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. LIBOR USD + 3.00%),
8.15%
,
 03/28/25 ................. 734 693,811
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.40%
,
 11/22/29 ................. 370 366,696
Ingersoll-Rand Services Co., Term Loan
B1, (1-mo. CME Term SOFR + 1.75%),
6.66%
,
 03/01/27 ................. 431 429,212
Madison IAQ LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.30%
,
 06/21/28 ................. 741 703,604
SPX Flow, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.41%
,
 04/05/29 ................. 402 383,129
TK Elevator Midco GmbH, Facility Term Loan
B1, (6-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.60%
,
 07/30/27 ........... 670 651,686
Vertiv Group Corp., Term Loan B, (1-mo.
LIBOR USD + 2.75%), 7.42%
,
 03/02/27 . 592 578,740
Zurn LLC, 1st Lien Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 2.00%),
6.84%
,
 10/04/28 ................. 184 183,315
6,228,652
Media — 0.4%
AVSC Holding Corp., 1st Lien Term Loan
B1, (3-mo. LIBOR USD at 1.00% Floor +
3.25%), 8.06%
,
 03/03/25
(a)
.......... 314 300,856
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(q)
............... 340 354,289
Cable One, Inc., Term Loan B4, (1-mo. LIBOR
USD + 2.00%), 6.84%
,
 05/03/28
(a)
..... 217 210,811
Charter Communications Operating LLC, Term
Loan B1, (1-mo. CME Term SOFR + 1.75%),
6.56%
,
 04/30/25
(a)
................ 566 565,498
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
8.33%
,
 08/21/26
(a)
................ 755 701,305
CMG Media Corp., 1st Lien Term Loan
B, (3-mo. LIBOR USD + 3.50%),
8.66%
,
 12/17/26
(a)
................ 297 261,852
Cogeco Communications Finance LP, Term
Loan B, (1-mo. LIBOR USD at 0.50% Floor
+ 2.50%), 7.34%
,
 09/01/28
(a)
......... 294 289,957
CSC Holdings LLC, Term Loan, (1-mo. LIBOR
USD + 2.50%), 7.18%
,
 04/15/27
(a)
..... 414 364,034
DirecTV Financing LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 5.00%),
9.84%
,
 08/02/27
(a)
................ 568 545,331
Security
Par (000)
Par (000) Value
Media (continued)
Eagle Broadband Investments LLC, Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
3.00%), 8.19%
,
 11/12/27
(a)
.......... USD 289 $ 283,180
EW Scripps Co. (The), Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
7.67%
,
 01/07/28
(a)
................ 132 126,134
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 1.00% Floor +
3.25%), 8.10%
,
 12/01/23
(a)
.......... 530 369,870
Sinclair Television Group, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 3.75%),
8.66%
,
 04/21/29
(a)(f)
............... 224 203,612
Voyage Digital Ltd., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.05%
,
 05/11/29
(a)(f)
............... 219 215,610
Ziggo Financing Partnership, Facility Term
Loan I, (1-mo. LIBOR USD + 2.50%),
7.18%
,
 04/30/28
(a)
................ 147 145,267
4,937,606
Metals & Mining — 0.1%
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. LIBOR USD at 1.00% Floor +
3.00%), 8.16%
,
 03/08/24
(a)
.......... 1,176 1,062,429
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (3-mo. LIBOR USD at
1.00% Floor + 9.00%), 13.82%
,
 11/01/25 . 244 258,437
Freeport LNG investments LLLP, Term Loan
B, (3-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.31%
,
 12/21/28 ........... 829 801,634
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.36%
,
 09/19/29 ........... 99 97,477
Medallion Midland Acquisition LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.91%
,
 10/18/28 ........... 235 230,983
1,388,531
Passenger Airlines — 0.4%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 4.75%),
9.56%
,
 04/20/28 ................. 645 654,488
Air Canada, Term Loan, (3-mo. LIBOR USD at
0.75% Floor + 3.50%), 8.37%
,
 08/11/28 .. 681 677,986
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 3.50%),
8.26%, 01/29/27 ............... 365 356,216
(6-mo. CME Term SOFR + 2.75%),
8.15%, 02/15/28 ............... 565 551,316
Mileage Plus Holdings LLC, Term Loan, (3-mo.
LIBOR USD at 1.00% Floor + 5.25%),
10.21%
,
 06/21/27 ................ 685 709,485
United AirLines, Inc., Term Loan B, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.57%
,
 04/21/28 ................. 578 572,527
WestJet Airlines Ltd., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
7.86%
,
 12/11/26 ................. 485 463,388
3,985,406

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
54
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Personal Care Products — 0.3%
(a)
Rainbow Midco Ltd., Term Loan, (6-mo.
EURIBOR + 7.25%), 10.95% 01/01/28
(f)
. EUR 2,545 $ 2,626,014
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (3-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 8.91%
,
 10/01/26 .......... USD 1,265 1,251,195
3,877,209
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, Term Loan, (1-
mo. LIBOR USD + 3.50%), 8.38%
,
 05/04/25 321 304,327
Amynta Agency Borrower, Inc., Term
Loan B, (3-mo. LIBOR USD + 5.00%),
9.99%
,
 02/28/28 ................. 203 194,322
Bausch Health Cos., Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.09%
,
 02/01/27 ................ 286 211,997
Elanco Animal Health, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
6.41%
,
 08/01/27 ................. 578 564,321
Jazz Pharmaceuticals plc, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.34%
,
 05/05/28 ................. 501 498,245
Organon & Co., Term Loan, (3-mo. LIBOR USD
at 0.50% Floor + 3.00%), 8.00%
,
 06/02/28 328 327,229
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.16%
,
 11/18/27
(f)
........... 595 572,074
2,672,515
Professional Services — 0.5%
(a)
AlixPartners LLP, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.61%
,
 02/04/28 ................. 569 566,494
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.38%
,
 06/02/28 ................. 956 813,307
Dun & Bradstreet Corp. (The), Term Loan, (1-
mo. LIBOR USD + 3.25%), 8.10%
,
 02/06/26 139 139,058
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.25%),
8.04%
,
 01/18/29 ................. 1,072 1,063,707
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.25%
,
 06/22/29 ...... 179 176,691
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.25%
,
 06/22/29 ................. 388 382,830
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (1-mo. LIBOR USD +
1.75%), 6.59%
,
 04/28/28 ........... 462 458,272
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.56%
,
 04/29/29 ........... 547 482,945
Trans Union LLC, Term Loan B5, (1-mo. LIBOR
USD + 1.75%), 6.59%
,
 11/16/26 ....... 421 416,928
Trans Union LLC, Term Loan B6, (1-mo.
LIBOR USD at 0.50% Floor + 2.25%),
7.09%
,
 12/01/28 ................. 453 448,728
VS Buyer LLC, Term Loan, (2-mo. CME Term
SOFR + 3.00%), 7.70%
,
 02/28/27 ..... 651 643,853
5,592,813
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.1%
(a)
Cushman & Wakefield US Borrower LLC,
Term Loan, (1-mo. LIBOR USD + 2.75%),
7.59%
,
 08/21/25 ................. USD 247 $ 240,283
Cushman & Wakefield US Borrower LLC, Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.16%
,
 01/31/30
(f)
..... 349 336,091
576,374
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.61%
,
 08/17/29 ................. 359 356,157
Synaptics, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.40%
,
 12/02/28 ................. 191 188,693
544,850
Software — 1.1%
(a)
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.65%
,
 09/17/27 ........... 259 258,547
Barracuda Parent LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.18%
,
 08/15/29 ........... 147 141,256
Boxer Parent Co., Inc., Term Loan, (1-mo.
LIBOR USD + 3.75%), 8.59%
,
 10/02/25 . 441 434,950
CCC Intelligent Solutions, Inc., Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 2.25%),
7.09%
,
 09/21/28 ................. 362 358,938
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.15%
,
 07/06/29 ................. 491 488,601
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.50%
,
 03/30/29 ........... 1,252 1,135,448
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.66%
,
 10/08/28
(f)
................ 185 175,756
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 6.00%),
10.91%
,
 10/08/29 ................ 206 181,908
Cornerstone OnDemand, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.75%), 8.59%
,
 10/16/28 ........... 318 292,509
Delta Topco, Inc., 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 7.25%),
12.16%
,
 12/01/28 ................ 89 75,427
Gen Digital, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
6.91%
,
 09/12/29 ................. 339 335,541
Genesys Cloud Services Holdings I LLC, Term
Loan, (1-mo. LIBOR USD at 0.75% Floor +
4.00%), 8.84%
,
 12/01/27 ........... 703 691,605
Informatica LLC, Term Loan, (1-mo. LIBOR
USD + 2.75%), 7.63%
,
 10/27/28 ...... 436 431,551
Instructure Holdings, Inc., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.85%
,
 10/30/28
(f)
................ 196 194,587
Magenta Buyer LLC, 1st Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 4.75%),
9.58%
,
 07/27/28 ................. 422 346,338
Magenta Buyer LLC, 2nd Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 8.25%),
13.08%
,
 07/27/29 ................ 593 438,584

BlackRock Income Fund
Schedules of Investments
55
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Software (continued)
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.52%
,
 03/01/29 ................. USD 752 $ 705,122
MH Sub I LLC, 1st Lien Term Loan
(1-mo. LIBOR USD at 1.00% Floor +
3.75%), 8.59%, 09/13/24 ......... 739 725,682
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.06%
,
 02/23/29 ................ 614 560,810
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.09%
,
 08/31/28 ................. 812 792,090
RealPage, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.00%),
7.84%
,
 04/24/28 ................. 1,210 1,171,888
Severin Acquisition LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.00%),
7.68%
,
 08/01/25 ................. 433 431,674
Sophia LP, 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.66%
,
 10/07/27 ................. 589 581,259
SS&C Technologies Holdings, Inc., Term
Loan B3, (1-mo. LIBOR USD + 1.75%),
6.59%
,
 04/16/25 ................. 204 203,678
SS&C Technologies Holdings, Inc., Term
Loan B4, (1-mo. LIBOR USD + 1.75%),
6.59%
,
 04/16/25 ................. 181 180,581
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.03%, 05/04/26 ......... 130 126,773
(3-mo. CME Term SOFR + 3.75%),
8.58%, 05/04/26 ............... 233 229,194
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.03%
,
 05/03/27 ................ 389 371,653
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.40%
,
 07/20/28 ........... 87 85,709
ZoomInfo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
7.66%
,
 02/28/30 ................. 242 241,787
12,389,446
Specialty Retail — 0.2%
(a)
EG Group Ltd., Facility Term Loan
(1-mo. LIBOR USD + 4.00%),
8.84%, 02/07/25 ............... 317 302,497
(1-mo. LIBOR USD at 0.50% Floor +
4.25%), 8.98% - 9.09%, 03/31/26 .... 313 298,205
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 4.00%), 8.92%
,
 05/04/28 . 517 505,822
PetSmart LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
8.66%
,
 02/11/28 ................. 549 544,463
Pilot Travel Centers LLC, Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
6.91%
,
 08/04/28 ................. 358 356,684
Restoration Hardware, Inc., Term Loan
(1-mo. LIBOR USD at 0.50% Floor +
2.50%), 7.34%, 10/20/28 ......... 121 112,682
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.16%, 10/20/28 ......... 180 168,835
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
RVR Dealership Holdings LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.55%
,
 02/08/28 ........... USD 47 $ 39,720
2,328,908
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (3-mo. LIBOR USD + 5.00%), 10.16%
- 10.21%
,
 07/23/26
(a)
.............. 265 207,428
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.41%
,
 02/20/29 ................. 263 261,955
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.56%
,
 03/08/30
(f)
................ 117 116,415
378,370
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., Term Loan, (1-
mo. LIBOR USD + 2.25%), 7.09%
,
 05/19/28 288 286,395
Core & Main LP, Term Loan B, (3-mo.
CME Term SOFR + 2.50%), 7.39% -
7.42%
,
 07/27/28
(f)
................ 578 574,150
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.16%, 06/02/28 ......... 318 306,252
(1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.34%, 06/02/28 ......... 372 358,222
TMK Hawk Parent Corp., Term Loan A, (3-mo.
LIBOR USD at 1.00% Floor + 7.50%),
12.46%
,
 05/30/24
(f)
............... 232 224,605
TMK Hawk Parent Corp., Term Loan B, (3-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.46%
,
 08/28/24
(f)
................ 735 411,517
2,161,141
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 2.75%),
7.59%
,
 09/22/28 ................. 73 71,905
KKR Apple Bidco LLC, 2nd Lien Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 5.75%),
10.59%
,
 09/21/29 ................ 274 267,766
OLA Netherlands BV, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.11%
,
 12/15/26
(f)
................ 179 169,344
509,015
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (1-mo. LIBOR USD + 3.25%),
8.08%
,
 05/27/24 ................. 208 187,177
Gogo Intermediate Holdings LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.70%
,
 04/30/28 ........... 392 388,969
SBA Senior Finance II LLC, Term Loan, (1-mo.
LIBOR USD + 1.75%), 6.60%
,
 04/11/25 .. 284 284,025
860,171
Total Floating Rate Loan Interests — 12.2%
(Cost: $143,277,550) ............................. 137,991,017

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
56
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Chile — 0.0%
Empresa Nacional del Petroleo, 3.45%
,
09/16/31
(h)
..................... USD 360 $ 296,617
China — 0.0%
Industrial & Commercial Bank of China Ltd., (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.37%), 3.20%
(a)(h)(i)
.. 270 252,450
Colombia — 0.2%
Ecopetrol SA
4.13%, 01/16/25 ................. 496 477,648
6.88%, 04/29/30 ................. 1,284 1,174,911
5.88%, 05/28/45 ................. 190 130,150
1,782,709
India — 0.1%
(h)
Export-Import Bank of India, 3.38%
,
08/05/26 400 377,620
Power Finance Corp. Ltd., 3.95%
,
04/23/30 . 300 264,106
641,726
Indonesia — 0.1%
(h)
Bank Mandiri Persero Tbk. PT, 5.50%
,
04/04/26 205 206,304
Pertamina Persero PT
(h)
4.30%, 05/20/23 ................. 233 232,319
2.30%, 02/09/31 ................. 366 301,533
4.18%, 01/21/50 ................. 200 155,092
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 4.38%
,
02/05/50 200 151,100
1,046,348
Mexico — 0.2%
Comision Federal de Electricidad, 4.88%
,
01/15/24
(h)
..................... 591 581,877
Petroleos Mexicanos
6.50%, 03/13/27 ................. 461 416,559
5.35%, 02/12/28 ................. 140 118,090
8.75%, 06/02/29 ................. 570 526,874
5.95%, 01/28/31 ................. 671 510,564
6.70%, 02/16/32 ................. 776 615,213
2,769,177
Morocco — 0.0%
OCP SA, 5.13%
,
06/23/51
(h)
............ 333 241,059
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(b)
.......... 223 211,683
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................ 225 173,363
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%
,
07/15/25
(h)
..................... 555 535,159
South Korea — 0.1%
Korea Development Bank (The), 3.75%
,
01/22/24 ...................... 1,000 990,500
Korea Gas Corp., 1.13%
,
07/13/26
(h)
...... 500 444,781
1,435,281
United Arab Emirates — 0.1%
DP World Crescent Ltd., 3.75%
,
01/30/30
(h)
. 635 590,550
Total Foreign Agency Obligations — 0.9%
(Cost: $10,548,692) .............................. 9,976,122
Security
Par (000)
Par (000) Value
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%
,
09/16/32
(h)
.... USD 381 $ 340,042
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 ....... 610 537,105
China — 0.1%
(h)
China Development Bank, 2.00%
,
02/16/27 . 300 278,094
People's Republic of China, 2.63%
,
11/02/27 500 477,435
755,529
Colombia — 0.3%
Republic of Colombia
4.50%, 01/28/26 ................. 965 924,470
3.88%, 04/25/27 ................. 492 446,582
3.13%, 04/15/31 ................. 1,236 943,068
8.00%, 04/20/33 ................. 571 585,561
2,899,681
Dominican Republic — 0.3%
Dominican Republic Government Bond
6.88%, 01/29/26
(h)
................ 397 402,037
5.95%, 01/25/27
(h)
................ 564 554,059
5.50%, 02/22/29
(b)
................ 339 318,300
4.50%, 01/30/30
(b)
................ 641 556,789
7.05%, 02/03/31
(b)
................ 213 214,198
4.88%, 09/23/32
(b)
................ 1,030 873,440
2,918,823
Egypt — 0.0%
Arab Republic of Egypt
(b)
8.50%, 01/31/47 ................. 301 174,354
7.50%, 02/16/61 ................. 335 179,916
354,270
Guatemala — 0.1%
Republic of Guatemala
4.50%, 05/03/26
(h)
................ 319 310,387
5.25%, 08/10/29
(b)
................ 290 281,807
3.70%, 10/07/33
(h)
................ 532 441,327
4.65%, 10/07/41
(b)
................ 716 583,451
1,616,972
Hungary — 0.1%
Hungary Government Bond
5.38%, 03/25/24 ................. 100 99,925
5.25%, 06/16/29
(b)
................ 596 583,335
683,260
India — 0.0%
Bharat Petroleum Corp. Ltd., 4.00%
,
05/08/25
(h)
200 194,163
Indian Railway Finance Corp. Ltd.
(h)
3.84%, 12/13/27 ................. 200 188,600
3.57%, 01/21/32 ................. 200 173,537
556,300
Indonesia — 0.4%
(h)
Bank Negara Indonesia Persero Tbk. PT, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.47%), 4.30%
(a)(i)
... 350 280,039
Perusahaan Penerbit SBSN Indonesia III
2.30%, 06/23/25
(h)
................ 500 475,055
4.40%, 06/06/27
(b)
................ 310 308,097
2.55%, 06/09/31
(h)
................ 200 172,522
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 4.88%
,
07/17/49 300 242,992
Republic of Indonesia
4.10%, 04/24/28 ................. 1,205 1,181,126

BlackRock Income Fund
Schedules of Investments
57
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Indonesia (continued)
4.75%, 07/18/47
(h)
................ USD 1,400 $ 1,305,654
5.45%, 09/20/52 ................. 225 226,993
4,192,478
Ivory Coast — 0.1%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(h)
. 1,047 1,001,979
Mexico — 0.2%
United Mexican States
3.75%, 01/11/28 ................. 520 500,760
2.66%, 05/24/31 ................. 1,189 995,193
4.88%, 05/19/33 ................. 200 191,700
6.35%, 02/09/35 ................. 200 212,800
1,900,453
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(h)
..... 339 298,357
Morocco — 0.1%
Kingdom of Morocco
2.38%, 12/15/27
(h)
................ 329 289,520
5.95%, 03/08/28
(b)
................ 311 317,220
606,740
Nigeria — 0.1%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................ 360 296,100
7.63%, 11/28/47
(h)
................ 538 344,320
640,420
Oman — 0.1%
Oman Government Bond
(h)
6.50%, 03/08/47 ................. 563 519,368
6.75%, 01/17/48 ................. 673 636,826
1,156,194
Pakistan — 0.0%
Islamic Republic of Pakistan, 6.00%
,
04/08/26
(h)
460 165,651
Panama — 0.2%
Republic of Panama
3.88%, 03/17/28 ................. 1,091 1,044,496
3.16%, 01/23/30 ................. 1,452 1,272,134
2,316,630
Paraguay — 0.1%
Republic of Paraguay
4.95%, 04/28/31
(b)
................ 200 192,725
5.60%, 03/13/48
(h)
................ 473 417,954
5.40%, 03/30/50
(h)
................ 619 530,522
1,141,201
Peru — 0.1%
Republic of Peru
2.78%, 01/23/31 ................. 553 471,709
1.86%, 12/01/32 ................. 1,054 795,638
1,267,347
Philippines — 0.1%
Republic of Philippines
1.95%, 01/06/32 ................. 200 162,522
3.70%, 03/01/41 ................. 900 747,099
909,621
Poland — 0.1%
Republic of Poland
4.88%, 10/04/33 ................. 286 284,779
4.25%, 02/14/43
(h)
................ EUR 352 370,188
5.50%, 04/04/53 ................. USD 437 440,824
1,095,791
Security
Par (000)
Par (000) Value
Qatar — 0.0%
State of Qatar, 5.10%
,
04/23/48
(h)
........ USD 300 $ 304,500
Romania — 0.2%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 592 582,380
2.88%, 03/11/29
(h)
................ EUR 616 567,552
2.50%, 02/08/30
(h)
................ 649 561,313
2.12%, 07/16/31
(h)
................ 763 603,021
2,314,266
Saudi Arabia — 0.2%
Kingdom of Saudi Arabia
4.75%, 01/18/28
(b)
................ USD 481 486,772
4.50%, 04/17/30
(h)
................ 691 688,106
2.25%, 02/02/33
(h)
................ 510 418,774
5.00%, 01/18/53
(b)
................ 633 587,820
2,181,472
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(h)
.... 351 279,045
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ................. 487 435,865
5.88%, 04/20/32 ................. 469 425,031
5.00%, 10/12/46 ................. 775 534,750
1,395,646
South Korea — 0.2%
Export-Import Bank of Korea
3.63%, 11/27/23 ................. 1,300 1,290,718
0.63%, 06/29/24 ................. 500 475,250
1,765,968
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka
(d)(h)(l)
6.35%, 06/28/24 ................. 319 112,009
6.83%, 07/18/26 ................. 418 150,526
262,535
Ukraine — 0.0%
Ukraine Government Bond
(d)(l)
7.75%, 09/01/25
(h)
................ 345 68,634
8.99%, 02/01/26
(h)
................ 982 179,399
7.25%, 03/15/35
(b)
................ 837 142,970
391,003
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 609 667,141
Total Foreign Government Obligations — 3.3%
(Cost: $37,931,394) .............................. 36,916,420
Shares
Shares
Investment Companies
Invesco Senior Loan ETF ............. 15,000 312,000
iShares 0-5 Year High Yield Corporate Bond
ETF
(r)
......................... 530,200 22,098,736
iShares Floating Rate Bond ETF
(r)
........ 308,079 15,524,101
iShares iBoxx $ High Yield Corporate Bond
ETF
(r)
......................... 5,000 377,749
Total Investment Companies — 3.4%
(Cost: $41,007,768) .............................. 38,312,586

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
58
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
Alternative Loan Trust
Series 2006-OA11, Class A1B, (1-mo.
LIBOR USD at 0.38% Floor + 0.38%),
5.23%, 09/25/46
(a)
.............. USD 1,386 $ 1,247,336
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 .................... 1,703 841,098
2,088,434
Commercial Mortgage-Backed Securities — 0.8%
BX Commercial Mortgage Trust, Series 2019-
XL, Class G, (1-mo. CME Term SOFR at
2.41% Floor + 2.41%), 7.24%, 10/15/36
(a)(b)
2,550 2,453,582
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class D, 2.79%, 04/10/49
(b)
. 1,000 714,454
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.18%, 10/10/36
(a)(b)
.... 1,000 777,081
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, (1-mo. LIBOR USD + 0.00%),
3.53%, 10/10/34
(a)(b)
............... 990 893,184
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 2.94%, 12/10/41
(a)(b)
..... 1,343 842,684
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
.................... 160 122,303
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2019-3, Class M2, 3.28%, 10/25/49 2,080 1,863,873
Series 2019-3, Class M3, 3.38%, 10/25/49 629 533,805
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class C, 4.50%,
09/15/58
(a)
..................... 1,000 915,208
9,116,174
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.12%, 08/15/57 .......... 25,321 1,226,092
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class
XC, 0.75%, 08/15/49
(b)
............. 8,700 184,286
1,410,378
Total Non-Agency Mortgage-Backed Securities — 1.1%
(Cost: $14,597,728) .............................. 12,614,986
Beneficial Interest
(000)
Other Interests
(s)
Capital Markets — 0.0%
Millennium Lender Claim
(f)
............. 418 —
Industrial Conglomerates — 0.0%
Millennium Corp. Claim
(f)
.............. 393 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 1.0%
Banks — 0.0%
PNC Financial Services Group, Inc. (The),
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20%
(a)(d)(i)
..................... 124 116,665
Security
Par (000)
Par (000) Value
Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The), Series R, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95%
(a)(d)(i)
.. USD 87 $ 79,670
Consumer Finance — 0.5%
(a)(d)(i)
Ally Financial, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ........... 7,350 5,273,625
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70% . 61 52,500
5,326,125
Electric Utilities — 0.4%
Edison International, Series A, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38%
(a)(d)(i)
........ 4,771 4,219,143
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(d)(i)
.................... 169 148,720
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series G, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.31%), 7.13%
(a)(d)(i)
........ 2,070 1,740,870
Total Capital Trusts — 1.0%
(Cost: $14,790,771) .............................. 11,631,193
Shares
Shares
Preferred Stocks — 0.0%
Financial Services — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15-12/15/15,
cost $56,990)
(d)(e)
................. 58,206 1,245
Total Preferred Stocks — 0.0%
(Cost: $56,990) ................................ 1,245
Total Preferred Securities — 1.0%
(Cost: $14,847,761) .............................. 11,632,438
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 45.5%
Uniform Mortgage-Backed Securities
(t)
3.50%, 04/25/53 ................. 200,000 185,835,936
4.50%, 04/25/53 ................. 334,000 327,251,801
Total U.S. Government Sponsored Agency Securities — 45.5%
(Cost: $506,972,500) ............................. 513,087,737
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(d)
(f)
............................ 943 —

BlackRock Income Fund
Schedules of Investments
59
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
x
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
1 0 / 2 3/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(d)
.... 495 $ 4,207
Total Warrants — 0.0%
(Cost: $—) .................................... 4,207
Total Long-Term Investments — 130.7%
(Cost: $1,529,685,955) ........................... 1,475,672,946
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70%
(r)(u)
................. 13,269,819 13,269,819
Total Money Market Funds — 1.2%
(Cost: $13,269,819) .............................. 13,269,819
Par (000)
Pa r (000)
U.S. Treasury Obligations — 11.3%
U.S. Treasury Bills
(v)
3.95%, 04/11/23 ................. USD 34,500 34,464,887
4.65%, 06/15/23 ................. 25,000 24,764,714
4.56%, 06/22/23 ................. 69,500 68,789,749
Total U.S. Treasury Obligations — 11.3%
(Cost: $128,009,259) ............................. 128,019,350
Total Short-Term Securities — 12.5%
(Cost: $141,279,078) ............................. 141,289,169
Total Options Purchased — 0.0%
(Cost: $61,656) ................................ 23,039
Total Investments Before Options Written and TBA Sale
Commitments — 143.2%
(Cost: $1,671,026,689 ) ........................... 1,616,985,154
Total Options Written — (0.0)%
(Premium Received — $(27,737)) .................... (4,810)
TBA Sale Commitments
Mortgage-Backed Securities — (16.4)%
Uniform Mortgage-Backed Securities,
3.50%, 04/25/53
(t)
................ (200,000) (185,835,936)
Total TBA Sale Commitments — (16.4)%
(Proceeds: $(184,156,250)) ........................ (185,835,936)
Total Investments Net of Options Written and TBA Sale
Commitments — 126.8%
(Cost: $1,486,842,702 ) ........................... 1,431,144,408
Liabilities in Excess of Other Assets — (26.8)% ........... (302,350,625)
Net Assets — 100.0% ..............................
$ 1,128,793,783
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $113,930, representing less than 0.01% of its net assets as of period end, and an original cost of $333,317.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
60
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(i)
Perpetual security with no stated maturity date.
(j)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Rounds to less than 1,000.
(q)
Fixed rate.
(r)
Affiliate of the Fund.
(s)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(t)
Represents or includes a TBA transaction.
(u)
Annualized 7-day yield as of period end.
(v)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 101,941,923 $ — $ (88,672,104)
(a)
$ — $ — $ 13,269,819 13,269,819 $ 1,355,310 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF ...... 21,176,188 — — — 922,548 22,098,736 530,200 678,045 —
iShares Floating Rate Bond ETF 15,487,132 — — — 36,969 15,524,101 308,079 343,516 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... — 2,532,516 (2,216,005) 46,688 14,550 377,749 5,000 21,868 —
$ 46,688 $ 974,067 $ 51,270,405 $ 2,398,739 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Income Fund
Schedules of Investments
61
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 638 06/21/23 $ 73,410 $ 1,654,635
U.S. Treasury 10 Year Ultra Note ............................................... 61 06/21/23 7,397 65,503
U.S. Treasury Long Bond ..................................................... 528 06/21/23 69,366 2,397,112
U.S. Treasury Ultra Bond ..................................................... 93 06/21/23 13,174 673,878
U.S. Treasury 2 Year Note .................................................... 668 06/30/23 138,010 1,376,701
U.S. Treasury 5 Year Note .................................................... 1,225 06/30/23 134,319 3,827,232
9,995,061
Short Contracts
EURO STOXX 50 Index ..................................................... 1,019 06/16/23 47,166 (2,864,979)
Russell 2000 E-Mini Index .................................................... 127 06/16/23 11,516 (323,276)
S&P 500 E-Mini Index ....................................................... 66 06/16/23 13,655 (631,749)
U.S. Treasury 10 Year Note ................................................... 2,240 06/21/23 257,740 (7,391,302)
U.S. Treasury 10 Year Ultra Note ............................................... 399 06/21/23 48,385 (1,518,631)
U.S. Treasury Long Bond ..................................................... 375 06/21/23 49,266 (1,712,900)
U.S. Treasury Ultra Bond ..................................................... 477 06/21/23 67,570 (2,970,975)
U.S. Treasury 2 Year Note .................................................... 820 06/30/23 169,413 (530,829)
U.S. Treasury 5 Year Note .................................................... 168 06/30/23 18,421 (407,774)
(18,352,415)
$ (8,357,354)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 57,000 USD 61,613 Bank of America NA 04/14/23 $ 238
EUR 1,766,330 USD 1,614,698 Bank of America NA 06/21/23 7,304
USD 183,706 EUR 168,000 Bank of America NA 06/21/23 689
USD 408,754 EUR 375,000 JPMorgan Chase Bank NA 06/21/23 234
8,465
EUR 166,000 USD 180,825 Citibank NA 04/14/23 (699)
EUR 50,000 USD 54,358 JPMorgan Chase Bank NA 04/14/23 (104)
USD 10,792 CHF 10,000 Bank of America NA 04/14/23 (149)
USD 21,449 EUR 20,000 Bank of America NA 04/14/23 (253)
USD 31,837 EUR 30,000 Deutsche Bank AG 04/14/23 (716)
USD 64,661 EUR 60,000 Goldman Sachs International 04/14/23 (445)
USD 3,852,695 EUR 3,631,000 Morgan Stanley & Co. International plc 04/14/23 (87,292)
USD 107,872 GBP 90,000 JPMorgan Chase Bank NA 04/14/23 (3,175)
USD 376,449 EUR 349,000 UBS AG 06/21/23 (3,745)
(96,578)
$ (88,113)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Invesco QQQ Trust 1 ......................... 18 04/14/23 USD 292.00 USD 578 $ 648
iShares Russell 2000 ETF ...................... 26 04/21/23 USD 185.00 USD 464 19,097

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
62
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
SPDR S&P 500 ETF Trust ...................... 54 04/21/23 USD 376.00 USD 2,211 $ 3,294
$ 23,039
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Invesco QQQ Trust 1 .......................... 18 04/14/23 USD 270.00 USD 578 $ (153)
iShares Russell 2000 ETF ....................... 26 04/21/23 USD 170.00 USD 464 (3,172)
SPDR S&P 500 ETF Trust ....................... 54 04/21/23 USD 360.00 USD 2,211 (1,485)
$ (4,810)
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CenturyLink, Inc. ...... 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 8 $ (184) $ (86) $ (98)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
OTC Swaps ..................................................... $ — $ (86) $ — $ (98) $ —
Options Written ................................................... N/A N/A 22,927 — (4,810)

BlackRock Income Fund
Schedules of Investments
63
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 9,995,061 $ — $ 9,995,061
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 8,465 — — 8,465
Options purchased
Investments at value — unaffiliated
(b)
........... — — 23,039 — — — 23,039
$ — $ — $ 23,039 $ 8,465 $ 9,995,061 $ — $ 10,026,565
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 3,820,004 $ — $ 14,532,411 $ — $ 18,352,415
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 96,578 — — 96,578
Options written
Options written at value ..................... — — 4,810 — — — 4,810
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 184 — — — — 184
$ — $ 184 $ 3,824,814 $ 96,578 $ 14,532,411 $ — $ 18,453,987
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 2,100,895 $ — $ (3,236,988) $ — $ (1,136,093)
Forward foreign currency exchange contracts .... — — — (452,898) — — (452,898)
Options purchased
(a)
.................... — (8,035) (3,245,845) — 65 — (3,253,815)
Options written ........................ — 121 1,391,689 — 3,415,436 — 4,807,246
Swaps .............................. — (2,006,563) — — (13,410,086) — (15,416,649)
$ — $ (2,014,477) $ 246,739 $ (452,898) $ (13,231,573) $ — $ (15,452,209)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (3,820,004) $ — $ 1,619,111 $ — $ (2,200,893)
Forward foreign currency exchange contracts .... — — — (722,779) — — (722,779)
Options purchased
(b)
.................... — 5,948 (45,938) — — — (39,990)
Options written ........................ — (317) 25,815 — 2,818,234 — 2,843,732
Swaps .............................. — 4,563,673 — — — — 4,563,673
$ — $ 4,569,304 $ (3,840,127) $ (722,779) $ 4,437,345 $ — $ 4,443,743
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
64
Schedule of Investments
(unaudited) (continued)
March 31, 2023
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 582,053,880
Average notional value of contracts — short ................................................................................. $ 759,535,278
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 6,458,833
Average amounts sold — in USD ........................................................................................ $ 1,096,794
Options
Average value of option contracts purchased ................................................................................ $ 225,132
Average value of option contracts written ................................................................................... $ 46,756
Average notional value of swaption contracts purchased ......................................................................... $ —
(a)
Average notional value of swaption contracts written ........................................................................... $ —
(a)
Credit default swaps
Average notional value — sell protection ................................................................................... $ 18,813
Interest rate swaps
Average notional value — receives fixed rate ................................................................................ $ 270,000,000
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,277,118 $ 3,269,982
Forward foreign currency exchange contracts ................................................................. 8,465 96,578
Options
(a)
......................................................................................... 23,039 4,810
Swaps — centrally cleared .............................................................................. 1,039 —
Swaps — OTC
(b)
..................................................................................... — 184
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,309,661 $ 3,371,554
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,301,196) (3,274,792)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 8,465 $ 96,762
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 8,230 $ (402) $ — $ — $ 7,828
JPMorgan Chase Bank NA .......................... 235 (235) — — —
$ 8,465 $ (637) $ — $ — $ 7,828

BlackRock Income Fund
Schedules of Investments
65
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA .............................. $ 402 $ (402) $ — $ — $ —
Barclays Bank plc ................................ 184 — — — 184
Citibank NA .................................... 699 — — — 699
Deutsche Bank AG ............................... 716 — — — 716
Goldman Sachs International ........................ 444 — — — 444
JPMorgan Chase Bank NA .......................... 3,278 (235) — — 3,043
Morgan Stanley & Co. International plc .................. 87,293 — — — 87,293
UBS AG ...................................... 3,746 — — — 3,746
$ 96,762 $ (637) $ — $ — $ 96,125
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
66
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 253,985,598 $ — $ 253,985,598
Common Stocks
Capital Markets ........................................ — 112,685 — 112,685
Chemicals ............................................ 29,506 — — 29,506
Commercial Services & Supplies ............................. — — 294 294
Construction & Engineering ................................ — 16,433 — 16,433
Financial Services ...................................... 26,774 — — 26,774
Hotels, Restaurants & Leisure .............................. — — — —
Industrial Conglomerates .................................. — 141 — 141
IT Services ........................................... 8,129 — — 8,129
Marine Transportation .................................... — — — —
Metals & Mining ........................................ 81,244 — — 81,244
Professional Services .................................... — 241,301 — 241,301
Software ............................................. 38,458 — — 38,458
Corporate Bonds
Aerospace & Defense .................................... — 6,838,064 — 6,838,064
Automobile Components .................................. — 7,208,263 — 7,208,263
Automobiles .......................................... — 3,722,186 — 3,722,186
Banks ............................................... — 63,133,732 — 63,133,732
Beverages ........................................... — 2,932,794 — 2,932,794
Broadline Retail ........................................ — 993,439 — 993,439
Building Products ....................................... — 1,158,525 — 1,158,525
Capital Markets ........................................ — 21,058,898 — 21,058,898
Chemicals ............................................ — 7,017,751 — 7,017,751
Commercial Services & Supplies ............................. — 6,104,143 — 6,104,143
Communications Equipment ................................ — 953,810 — 953,810
Construction & Engineering ................................ — 2,317,945 — 2,317,945
Consumer Finance ...................................... — 11,175,175 — 11,175,175
Consumer Staples Distribution & Retail ........................ — 1,493,891 — 1,493,891
Containers & Packaging .................................. — 4,495,822 — 4,495,822
Distributors ........................................... — 285,197 — 285,197
Diversified Consumer Services .............................. — 1,113,133 — 1,113,133
Diversified REITs ....................................... — 8,573,725 — 8,573,725
Diversified Telecommunication Services ........................ — 23,320,195 — 23,320,195
Electric Utilities ........................................ — 12,102,730 — 12,102,730
Electrical Equipment ..................................... — 1,225,532 — 1,225,532
Electronic Equipment, Instruments & Components ................. — 722,695 — 722,695
Energy Equipment & Services .............................. — 2,496,310 — 2,496,310
Entertainment ......................................... — 898,752 — 898,752
Financial Services ...................................... — 16,392,133 — 16,392,133
Food Products ......................................... — 5,478,084 — 5,478,084
Gas Utilities ........................................... — 288,682 — 288,682
Ground Transportation ................................... — 1,962,075 — 1,962,075
Health Care Equipment & Supplies ........................... — 1,117,003 — 1,117,003
Health Care Providers & Services ............................ — 23,172,688 — 23,172,688
Health Care REITs ...................................... — 312,415 — 312,415
Hotel & Resort REITs .................................... — 355,925 — 355,925
Hotels, Restaurants & Leisure .............................. — 11,190,955 — 11,190,955
Household Durables ..................................... — 8,279,943 — 8,279,943
Household Products ..................................... — 102,896 — 102,896
Independent Power and Renewable Electricity Producers ............ — 538,602 — 538,602
Industrial Conglomerates .................................. — 280,938 — 280,938
Insurance ............................................ — 5,543,206 — 5,543,206
Interactive Media & Services ............................... — 2,113,554 — 2,113,554
IT Services ........................................... — 2,380,975 — 2,380,975

BlackRock Income Fund
Schedules of Investments
67
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Leisure Products ....................................... $ — $ 145,554 $ — $ 145,554
Life Sciences Tools & Services .............................. — 322,972 — 322,972
Machinery ............................................ — 3,348,062 — 3,348,062
Media ............................................... — 17,599,080 — 17,599,080
Metals & Mining ........................................ — 8,212,513 — 8,212,513
Mortgage Real Estate Investment Trusts (REITs) .................. — 107,185 — 107,185
Multi-Utilities .......................................... — 3,677,134 — 3,677,134
Oil, Gas & Consumable Fuels ............................... — 45,612,444 — 45,612,444
Paper & Forest Products .................................. — 648,038 — 648,038
Passenger Airlines ...................................... — 3,499,163 — 3,499,163
Personal Care Products .................................. — 75,105 — 75,105
Pharmaceuticals ....................................... — 967,836 — 967,836
Professional Services .................................... — 690,733 — 690,733
Real Estate Management & Development ....................... — 6,944,284 — 6,944,284
Retail REITs .......................................... — 296,083 — 296,083
Semiconductors & Semiconductor Equipment .................... — 13,090,119 — 13,090,119
Software ............................................. — 17,188,547 — 17,188,547
Specialized REITs ...................................... — 26,838,660 — 26,838,660
Specialty Retail ........................................ — 12,090,172 — 12,090,172
Textiles, Apparel & Luxury Goods ............................ — 1,475,666 — 1,475,666
Tobacco ............................................. — 19,254,464 — 19,254,464
Trading Companies & Distributors ............................ — 2,865,135 — 2,865,135
Transportation Infrastructure ............................... — 830,027 — 830,027
Wireless Telecommunication Services ......................... — 3,965,113 — 3,965,113
Floating Rate Loan Interests
Aerospace & Defense .................................... — 3,661,552 — 3,661,552
Automobile Components .................................. — 723,179 — 723,179
Automobiles .......................................... — 286,663 — 286,663
Beverages ........................................... — 1,188,711 — 1,188,711
Broadline Retail ........................................ — 1,441,135 355,275 1,796,410
Building Products ....................................... — 2,005,886 — 2,005,886
Capital Markets ........................................ — 3,272,223 — 3,272,223
Chemicals ............................................ — 4,854,901 463,335 5,318,236
Commercial Services & Supplies ............................. — 4,204,641 — 4,204,641
Communications Equipment ................................ — 516,468 — 516,468
Construction & Engineering ................................ — 1,198,542 — 1,198,542
Construction Materials .................................... — 1,488,956 — 1,488,956
Consumer Staples Distribution & Retail ........................ — 398,724 — 398,724
Containers & Packaging .................................. — 2,281,875 — 2,281,875
Distributors ........................................... — 411,788 — 411,788
Diversified Consumer Services .............................. — 3,437,719 — 3,437,719
Diversified REITs ....................................... — 319,466 — 319,466
Diversified Telecommunication Services ........................ — 4,513,783 — 4,513,783
Electric Utilities ........................................ — 218,177 — 218,177
Electrical Equipment ..................................... — 551,687 — 551,687
Electronic Equipment, Instruments & Components ................. — 300,658 — 300,658
Energy Equipment & Services .............................. — 606,098 — 606,098
Entertainment ......................................... — 4,529,357 711,028 5,240,385
Financial Services ...................................... — 3,796,328 384,988 4,181,316
Food Products ......................................... — 3,285,868 870,092 4,155,960
Ground Transportation ................................... — 1,047,633 — 1,047,633
Health Care Equipment & Supplies ........................... — 2,148,338 — 2,148,338
Health Care Providers & Services ............................ — 3,720,362 — 3,720,362
Health Care Technology .................................. — 2,200,608 — 2,200,608
Hotels, Restaurants & Leisure .............................. — 8,181,587 — 8,181,587
Household Durables ..................................... — 1,410,959 745,626 2,156,585
Household Products ..................................... — 604,133 — 604,133
Independent Power and Renewable Electricity Producers ............ — 358,189 — 358,189
Insurance ............................................ — 5,385,399 — 5,385,399
Interactive Media & Services ............................... — 2,055,275 — 2,055,275
IT Services ........................................... — 3,981,853 — 3,981,853
Leisure Products ....................................... — 359,864 342,805 702,669
Life Sciences Tools & Services .............................. — 3,468,419 — 3,468,419
Machinery ............................................ — 6,228,652 — 6,228,652
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Income Fund
68
Schedule of Investments
(unaudited) (continued)
March 31, 2023
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Media ............................................... $ — $ 4,518,384 $ 419,222 $ 4,937,606
Metals & Mining ........................................ — 1,062,429 — 1,062,429
Oil, Gas & Consumable Fuels ............................... — 1,388,531 — 1,388,531
Passenger Airlines ...................................... — 3,985,406 — 3,985,406
Personal Care Products .................................. — 1,251,195 2,626,014 3,877,209
Pharmaceuticals ....................................... — 2,100,441 572,074 2,672,515
Professional Services .................................... — 5,592,813 — 5,592,813
Real Estate Management & Development ....................... — 240,283 336,091 576,374
Semiconductors & Semiconductor Equipment .................... — 544,850 — 544,850
Software ............................................. — 12,019,103 370,343 12,389,446
Specialty Retail ........................................ — 2,328,908 — 2,328,908
Technology Hardware, Storage & Peripherals .................... — 207,428 — 207,428
Textiles, Apparel & Luxury Goods ............................ — 261,955 116,415 378,370
Trading Companies & Distributors ............................ — 950,869 1,210,272 2,161,141
Transportation Infrastructure ............................... — 339,671 169,344 509,015
Wireless Telecommunication Services ......................... — 860,171 — 860,171
Foreign Agency Obligations ................................. — 9,976,122 — 9,976,122
Foreign Government Obligations .............................. — 36,916,420 — 36,916,420
Investment Companies .................................... 38,312,586 — — 38,312,586
Non-Agency Mortgage-Backed Securities ........................ — 12,614,986 — 12,614,986
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 11,631,193 — 11,631,193
U.S. Government Sponsored Agency Securities .................... — 513,087,737 — 513,087,737
Warrants .............................................. 4,207 — — 4,207
Short-Term Securities
Money Market Funds ...................................... 13,269,819 — — 13,269,819
U.S. Treasury Obligations ................................... — 128,019,350 — 128,019,350
Options Purchased
Equity contracts .......................................... 23,039 — — 23,039
Liabilities
Investments
TBA Sale Commitments .................................... — (185,835,936) — (185,835,936)
$ 51,793,762 $ 1,369,660,993 $ 9,693,218 $ 1,431,147,973
Investments valued at NAV
(a)
...................................... 1,245
$ —
$ 1,431,149,218
$ —
Derivative Financial Instruments
(b)
Assets
Foreign currency exchange contracts ............................ $ — $ 8,465 $ — $ 8,465
Interest rate contracts ....................................... 9,995,061 — — 9,995,061
Liabilities
Credit contracts ........................................... — (98) — (98)
Equity contracts ........................................... (959,835) (2,864,979) — (3,824,814)
Foreign currency exchange contracts ............................ — (96,578) — (96,578)
Interest rate contracts ....................................... (14,532,411) — — (14,532,411)
$ (5,497,185) $ (2,953,190) $ — $ (8,450,375)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
(unaudited)

March 31, 2023
69
Financial Statements
BlackRock
GNMA Portfolio
BlackRock
Impact
Mortgage Fund
BlackRock
Income Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 462,043,055 $ 899,610,883 $ 1,565,714,749
Investments, at value — affiliated
(b)
............................................................ 1,272,789 143,173,245 51,270,405
Cash   ............................................................................... 105,841 48,833 3,870,537
Cash pledged:
Collateral — reverse repurchase agreements .................................................... 407,000 — —
Collateral — OTC derivatives .............................................................. 630,000 749,000 —
Collateral — TBA commitments ............................................................. 690,000 — —
Futures contracts ...................................................................... 679,310 637,000 21,356,105
Centrally cleared swaps .................................................................. 144,000 140,000 6,430
Receivables: – – –
Investments sold ...................................................................... 5,757,359 — 11,617,760
TBA sale commitments .................................................................. 48,088,181 312,853,714 184,156,250
Capital shares sold ..................................................................... 568,176 915,938 1,809,585
Dividends — unaffiliated ................................................................. — — 24,132
Dividends — affiliated ................................................................... 9,672 254,992 40,902
Interest — unaffiliated ................................................................... 1,415,783 1,966,727 10,509,113
From the Manager ..................................................................... 21,798 89,272 278,914
Variation margin on futures contracts ......................................................... 11,738 9,844 1,277,118
Variation margin on centrally cleared swaps .................................................... 2,477 — 1,039
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — — 8,465
Prepaid expenses ....................................................................... 58,203 184,634 135,147
Total assets ...........................................................................
521,905,382 1,360,634,082 1,852,076,651
LIABILITIES
Foreign bank overdraft
(c)
................................................................... — — 2,511,197
Cash received:
Collateral — reverse repurchase agreements .................................................... — 943,777 —
Collateral — TBA commitments ............................................................. 830,000 509,495 —
Options written, at value
(d)
.................................................................. 563,547 957,997 4,810
TBA sale commitments, at value
(e)
............................................................ 48,230,319 317,982,142 185,835,936
Reverse repurchase agreements, at value ....................................................... 31,462,974 125,095,776 —
Payables: – – –
Investments purchased .................................................................. 80,326,251 359,746,549 522,241,952
Swaps   ............................................................................ — — 783
Accounting services fees ................................................................. 18,442 31,152 120,713
Administration fees ..................................................................... 24,840 31,445 82,329
Capital shares redeemed ................................................................. 918,288 2,869,622 7,002,129
Custodian fees ........................................................................ 17,456 16,852 42,301
Income dividend distributions .............................................................. 159,347 572,460 603,934
Investment advisory fees ................................................................. 136,703 169,590 896,849
Trustees' and Officer's fees ............................................................... 1,171 1,454 7,142
Professional fees ...................................................................... 34,936 25,903 36,903
Registration fees ...................................................................... — — 9,305
Service and distribution fees ............................................................... 30,149 65,229 52,832
Transfer agent fees .................................................................... 124,751 224,867 454,440
Other accrued expenses ................................................................. 18,174 4,041 12,569
Variation margin on futures contracts ......................................................... 134,259 116,176 3,269,982
Variation margin on centrally cleared swaps .................................................... — 6,815 —
Swap premiums received .................................................................. — — 86
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... — — 96,578
OTC swaps .......................................................................... — — 98
Total liabilities ..........................................................................
163,031,607 809,371,342 723,282,868
NET ASSETS ..........................................................................
$ 358,873,775 $ 551,262,740 $ 1,128,793,783

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders
70
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Impact
Mortgage Fund
BlackRock
Income Fund
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 504,519,781 $ 667,659,081 $ 1,578,888,360
Accumulated loss ....................................................................... (145,646,006) (116,396,341) (450,094,577)
NET ASSETS ..........................................................................
$ 358,873,775 $ 551,262,740 $ 1,128,793,783
(a)
  Investments, at cost — unaffiliated .......................................................... $ 500,155,558 $ 930,750,375 $ 1,617,064,879
(b)
  Investments, at cost — affiliated ............................................................ $ 1,272,789 $ 143,173,245 $ 53,961,810
(c)
  Foreign bank overdraft, at cost ............................................................. $ — $ — $ 2,504,805
(d)
  Premiums received .................................................................... $ 580,260 $ 1,053,890 $ 27,737
(e)
  Proceeds received from TBA sale commitments ................................................. $ 48,088,181 $ 312,853,714 $ 184,156,250

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2023
71
Financial Statements
See notes to financial statements.
BlackRock GNMA
Portfolio
BlackRock Impact
Mortgage Fund
BlackRock
Income Fund
NET ASSET VALUE
Institutional
Net assets ............................................................................
$ 173,570,556 $ 286,581,028 $ 757,725,288
Shares outstanding .....................................................................
21,623,023 30,799,253 86,309,144
Net asset value ........................................................................
$ 8.03 $ 9.30 $ 8.78
Shares authorized ......................................................................
Unlimited Unlimited Unlimited
Par value ............................................................................
$ 0.001 $ 0.001 $ 0.001
Investor A
Net assets ............................................................................
$ 93,357,434 $ 240,849,185 $ 167,080,330
Shares outstanding .....................................................................
11,580,939 25,824,351 19,032,299
Net asset value ........................................................................
$ 8.06 $ 9.33 $ 8.78
Shares authorized ......................................................................
Unlimited Unlimited Unlimited
Par value ............................................................................
$ 0.001 $ 0.001 $ 0.001
Investor C
Net assets ............................................................................
$ 8,022,307 $ 8,199,476 $ 18,197,594
Shares outstanding .....................................................................
999,538 880,681 2,071,633
Net asset value ........................................................................
$ 8.03 $ 9.31 $ 8.78
Shares authorized ......................................................................
Unlimited Unlimited Unlimited
Par value ............................................................................
$ 0.001 $ 0.001 $ 0.001
Class K
Net assets ............................................................................
$ 83,923,478 $ 12,106,894 $ 185,790,571
Shares outstanding .....................................................................
10,488,490 1,301,054 21,163,432
Net asset value ........................................................................
$ 8.00 $ 9.31 $ 8.78
Shares authorized ......................................................................
Unlimited Unlimited Unlimited
Par value ............................................................................
$ 0.001 $ 0.001 $ 0.001
Class R
Net assets ............................................................................
$ — $ 3,526,157 $ —
Shares outstanding .....................................................................
— 378,075 —
Net asset value ........................................................................
$ — $ 9.33 $ —
Shares authorized ......................................................................
— Unlimited —
Par value ............................................................................
$ — $ 0.001 $ —

Statements of Operations
(unaudited)
Six Months Ended March 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders
72
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Impact
Mortgage Fund
BlackRock
Income Fund
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ — $ — $ 19,027
Dividends — affiliated ................................................................... 47,209 318,234 2,398,739
Interest — unaffiliated ................................................................... 7,040,869 11,353,301 40,447,181
Total investment income ...................................................................
7,088,078 11,671,535 42,864,947
EXPENSES
Investment advisory .................................................................... 596,260 883,234 3,517,712
Service and distribution — class specific ...................................................... 161,945 356,601 301,254
Transfer agent — class specific ............................................................ 161,654 381,671 1,231,380
Administration ....................................................................... 74,533 96,207 291,065
Registration ......................................................................... 43,628 80,885 71,654
Professional ......................................................................... 43,521 66,948 66,686
Accounting services .................................................................... 39,467 55,967 222,832
Administration — class specific ............................................................ 35,074 45,294 145,262
Custodian ........................................................................... 18,677 39,300 113,651
Printing and postage ................................................................... 15,107 6,213 25,797
Trustees and Officer .................................................................... 2,172 2,801 9,319
Miscellaneous ........................................................................ 15,641 11,911 37,041
Total expenses excluding interest expense .......................................................
1,207,679 2,027,032 6,033,653
Interest expense ...................................................................... 1,452,990 2,796,730 —
Total expenses .........................................................................
2,660,669 4,823,762 6,033,653
Less: – – –
Administration fees waived by the Manager — class specific ......................................... (35,074) (45,190) (143,439)
Fees waived and/or reimbursed by the Manager ................................................. (199,515) (339,884) (214,900)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............................ (90,032) (270,002) (925,010)
Total expenses after fees waived and/or reimbursed ................................................
2,336,048 4,168,686 4,750,304
Net investment income ....................................................................
4,752,030 7,502,849 38,114,643
REALIZED AND UNREALIZED GAIN (LOSS) $ 9,620,903 $ 12,106,337 $ 52,280,623
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ (6,827,515) $ (262,523) $ (62,373,405)
Investments — affiliated ............................................................... — — 46,688
Forward foreign currency exchange contracts ................................................. — 3,019 (452,898)
Foreign currency transactions ........................................................... — — 392,326
Futures contracts .................................................................... 224,361 (1,887,558) (1,136,093)
Options written ..................................................................... 1,742,481 2,214,504 4,807,246
Swaps   .......................................................................... (1,765,117) (2,289,272) (15,416,649)
(6,625,790) (2,221,830) (74,132,785)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. 16,847,100 12,811,116 120,186,918
Investments — affiliated ............................................................... — — 974,067
Forward foreign currency exchange contracts ................................................. — (3,020) (722,779)
Foreign currency translations ............................................................ — — 766,180
Futures contracts .................................................................... (1,266,064) 523,573 (2,200,89 3 )
Options written ..................................................................... 1,399,250 1,907,551 2,843,73 2
Swaps   .......................................................................... (733,593) (911,053) 4,563,67 3
Unfunded floating rate loan interests ....................................................... — — 2,510
16,246,693 14,328,167 126,413,408
Net realized and unrealized gain .............................................................
9,620,903 12,106,337 52,280,623
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 14,372,933 $ 19,609,186 $ 90,395,266

Statements of Changes in Net Assets
73
Financial Statements
See notes to financial statements.
BlackRock GNMA Portfolio BlackRock Impact Mortgage Fund
Six Months Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Six Months Ended
03/31/23
(unaudited)
Year Ended
09/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 4,752,030 $ 6,487,277 $ 7,502,849 $ 9,221,415
Net realized loss ........................................................ (6,625,790) (16,773,045) (2,221,830) (40,008,750)
Net change in unrealized appreciation (depreciation) ................................ 16,246,693 (60,904,335) 14,328,167 (60,306,226)
Net increase (decrease) in net assets resulting from operations ...........................
14,372,933 (71,190,103) 19,609,186 (91,093,561)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income :
  Institutional ........................................................... (2,845,113) (5,773,331) (3,163,414) (4,617,124)
  Investor A ............................................................ (1,341,459) (2,324,490) (4,048,715) (4,549,119)
  Investor C ............................................................ (89,102) (146,093) (99,563) (90,455)
  Class K .............................................................. (974,063) (1,136,070) (268,930) (325,694)
  Class R .............................................................. — — (52,551) (51,907)
Return of capital: – – – –
  Institutional ........................................................... — — — (288,871)
  Investor A ............................................................ — — — (284,617)
  Investor C ............................................................ — — — (5,659)
  Class K .............................................................. — — — (20,377)
  Class R .............................................................. — — — (3,248)
Decrease in net assets resulting from distributions to shareholders .........................
(5,249,737) (9,379,984) (7,633,173) (10,237,071)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(14,286,091) (119,814,560) 55,086,863 (86,076,455)
NET ASSETS
Total increase (decrease) in net assets ........................................... (5,162,895) (200,384,647) 67,062,876 (187,407,087)
Beginning of period ........................................................
364,036,670 564,421,317 484,199,864 671,606,951
End of period ............................................................
$ 358,873,775 $ 364,036,670 $ 551,262,740 $ 484,199,864
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2023
BlackRock Semi-Annual Report to Shareholders
74
See notes to financial statements.
BlackRock Income Fund
Six Months Ended
03/31/23
(unaudited)
Year Ended
09/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 38,114,643 $ 89,927,169
Net realized loss ...................................................................................... (74,132,785) (295,465,607)
Net change in unrealized appreciation (depreciation) .............................................................. 126,413,408 (161,359,816)
Net increase (decrease) in net assets resulting from operations .........................................................
90,395,266 (366,898,254)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ......................................................................................... (28,143,758) (118,754,490)
  Investor A .......................................................................................... (4,109,832) (11,001,082)
  Investor C .......................................................................................... (410,260) (1,390,190)
  Class K ............................................................................................ (5,502,704) (20,340,450)
Decrease in net assets resulting from distributions to shareholders .......................................................
(38,166,554) (151,486,212)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .......................................................
(697,087,941) (979,194,690)
NET ASSETS
Total decrease in net assets ................................................................................ (644,859,229) (1,497,579,156)
Beginning of period ......................................................................................
1,773,653,012 3,271,232,168
End of period ..........................................................................................
$ 1,128,793,783 $ 1,773,653,012
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Cash Flows
(unaudited)

Six Months Ended March 31, 2023
75
Financial Statements
See notes to financial statements.
BlackRock GNMA
Portfolio
BlackRock Impact
Mortgage Fund
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES – –
Net increase in net assets resulting from operations ............................................................... $ 14,372,933 $ 19,609,186
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities: — —
Proceeds from sales of long-term investments ................................................................. 2,100,813,339 6,017,291,487
Purchases of long-term investments ....................................................................... (2,043,636,447) (5,954,961,864)
Net purchases of short-term securities ...................................................................... — (138,928,538)
Net proceeds from sales of short-term securities ............................................................... 3,674,136 —
Amortization of premium and accretion of discount on investments ................................................... 5,507 (40,299)
Premiums paid on closing options written .................................................................... (1,038,869) (1,524,650)
Premiums received from options written ..................................................................... 1,680,584 2,472,205
Net realized (gain) loss on investments and options written ........................................................ 5,085,034 (1,951,981)
Net unrealized (appreciation) depreciation on investments and options written ........................................... (18,246,350) (14,659,760)
(Increase) Decrease in Assets:
Receivables: — —
Dividends — affiliated ............................................................................... (4,300) (214,681)
Interest — unaffiliated ............................................................................... 399,505 572,571
From the Manager .................................................................................. (4,939) (40,519)
Variation margin on futures contracts ..................................................................... 247,282 249,202
Variation margin on centrally cleared swaps ................................................................. 88,274 121,273
Prepaid expenses .................................................................................... 13,958 (90,210)
Increase (Decrease) in Liabilities: — —
Cash received: — —
Collateral — reverse repurchase agreements ................................................................ — 943,777
Collateral — TBA commitments ......................................................................... 665,000 (2,124,768)
Payables: — —
Accounting service s fees ............................................................................. 1,678 8,757
Administration fees ................................................................................. 11,495 13,520
Custodian fees .................................................................................... 5,916 6,137
Interest expense and fees ............................................................................ (30,998) 174,787
Investment advisory fees ............................................................................. 64,570 53,241
Trustees’ and Officers’ fees ........................................................................... (918) (888)
Professional fees .................................................................................. (30,702) (26,544)
Service and distribution fees ........................................................................... (2,817) (3,866)
Transfer agent fees ................................................................................ (22,077) (40,902)
Variation margin on futures contracts ..................................................................... 117,607 (5,481)
Variation margin on centrally cleared swaps ................................................................. — 6,815
Other accrued expenses ............................................................................. 7,583 (30,501)
Net cash provided by (used for) operating activities ...............................................................
64,235,984 (73,122,494)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES 64,114,905
Cash dividends paid to shareholders ......................................................................... (460,702) (1,084,127)
Decrease in bank overdraft ............................................................................... — (55,887)
Payments on redemption of capital shares ..................................................................... (66,434,747) (98,945,014)
Proceeds from issuance of capital shares ..................................................................... 47,415,363 148,380,241
Net borrowing of reverse repurchase agreements ................................................................ (48,865,311) 15,819,692
Net cash provided by (used for) financing activities ............................................................... (68,345,397) 64,114,905
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations ................................................................. — 55,887
CASH
Net decrease in restricted and unrestricted cash ................................................................. (4,109,413) (8,951,702)
Restricted and unrestricted cash at beginning of period ............................................................
6,765,564 10,526,535
Restricted and unrestricted cash at end of period ................................................................ $ 2,656,151 $ 1,574,833
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense .................................................................
$ 1,483,988 $ 2,621,943
NON-CASH FINANCING ACTIVITIES
Reinvestment of dividends and distributions ....................................................................
$ 4,803,812 $ 6,560,060

Statements of Cash Flows
(unaudited) (continued)
Six Months Ended March 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders
76
See notes to financial statements.
BlackRock GNMA
Portfolio
BlackRock Impact
Mortgage Fund
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF
ASSETS AND LIABILITIES: 2,656,151 1,574,833
Cash .......................................................................................... $ 105,841 $ 48,833
Cash pledged: — —
Collateral — reverse repurchase agreements .............................................................. 407,000 —
Collateral — OTC derivatives ........................................................................ 630,000 749,000
Collateral — TBA commitments ....................................................................... 690,000 —
Futures contracts ................................................................................ 679,310 637,000
Centrally cleared swaps ............................................................................ 144,000 140,000
$ 2,656,151 $ 1,574,833

Financial Highlights
(For a share outstanding throughout each period)
77
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.72%, 0.55% and 0.42%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Institutional
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period .................
$ 7.80  $ 9.35  $ 9.50  $ 9.46  $ 9.13  $ 9.59
Net investment income
(a)
.........................
0.11  0.13  0.09  0.22  0.27  0.25
Net realized and unrealized gain (loss) ................
0.24  (1.49) (0.04) 0.14  0.41  (0.38)
Net increase (decrease) from investment operations ........ 0.35  (1.36) 0.05  0.36  0.68  (0.13)
Distributions
(b)
– – – – – –
From net investment income ......................
(0.12) (0.19) (0.20) (0.32) (0.35) (0.33)
Return of capital ............................... —  —  —  —  (0.00)
(c)
—
Total distributions ............................... (0.12) (0.19) (0.20) (0.32) (0.35) (0.33)
Net asset value, end of period ...................... $ 8.03  $ 7.80  $ 9.35  $ 9.50  $ 9.46  $ 9.13
Total Return
(d)
— — — — — —
Based on net asset value .......................... 4.54%
(e)
(14.75)% 0.47% 3.86% 7.55% (1.36)%
Ratios to Average Net Assets
(f)
Total expenses .................................
1.44%
(g)
0.79%
(h)
0.57% 0.65% 1.14% 1.06%
Total expenses after fees waived and/or reimbursed ........
1.25%
(g)
0.62%
(h)
0.43% 0.48% 0.95% 0.84%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ........................
0.42%
(g)
0.49%
(h)
0.43% 0.42% 0.42% 0.42%
Net investment income ...........................
2.80%
(g)
1.43% 1.00% 2.28% 2.92% 2.69%
Supplemental Data
Net assets, end of period (000) ...................... $ 173,571  $ 203,542  $ 363,815  $ 356,671  $ 264,811  $ 249,030
Portfolio turnover rate
( i )
............................ 447% 1,368% 1,443% 1,380% 1,482% 1,450%
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ...............................
321% 818% 859% 912% 947% 823%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
78
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.98%, 0.80% and 0.67%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Investor A
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ................
$ 7.84  $ 9.39  $ 9.54  $ 9.50  $ 9.17  $ 9.63
Net investment income
(a)
........................
0.10  0.11  0.07  0.19  0.25  0.23
Net realized and unrealized gain (loss) ...............
0.23  (1.49) (0.05) 0.15  0.40  (0.38)
Net increase (decrease) from investment operations ....... 0.33  (1.38) 0.02  0.34  0.65  (0.15)
Distributions
(b)
– – – – – –
From net investment income .....................
(0.11) (0.17) (0.17) (0.30) (0.32) (0.31)
Return of capital .............................. —  —  —  —  (0.00)
(c)
—
Total distributions .............................. (0.11) (0.17) (0.17) (0.30) (0.32) (0.31)
Net asset value, end of period ..................... $ 8.06  $ 7.84  $ 9.39  $ 9.54  $ 9.50  $ 9.17
Total Return
(d)
— — — — — —
Based on net asset value ......................... 4.26%
(e)
(14.89)% 0.23% 3.60% 7.27% (1.58)%
Ratios to Average Net Assets
(f)
Total expenses ................................
1.70%
(g)
1.05%
(h)
0.84% 0.93% 1.43% 1.33%
Total expenses after fees waived and/or reimbursed .......
1.50%
(g)
0.87%
(h)
0.68% 0.73% 1.20% 1.09%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .......................
0.67%
(g)
0.74%
(h)
0.68% 0.67% 0.67% 0.67%
Net investment income ..........................
2.54%
(g)
1.22% 0.76% 2.04% 2.67% 2.44%
Supplemental Data
Net assets, end of period (000) ..................... $ 93,357  $ 97,871  $ 151,434  $ 161,035  $ 137,065  $ 120,582
Portfolio turnover rate
( i )
........................... 447% 1,368% 1,443% 1,380% 1,482% 1,450%
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ...............................
321% 818% 859% 912% 947% 823%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
79
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.70%, 1.55% and 1.42%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Investor C
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ................
$ 7.80  $ 9.35  $ 9.50  $ 9.46  $ 9.13  $ 9.58
Net investment income
(a)
........................
0.07  0.04  0.01  0.12  0.18  0.16
Net realized and unrealized gain (loss) ...............
0.24  (1.49) (0.06) 0.15  0.40  (0.37)
Net increase (decrease) from investment operations ....... 0.31  (1.45) (0.05) 0.27  0.58  (0.21)
Distributions
(b)
– – – – – –
From net investment income .....................
(0.08) (0.10) (0.10) (0.23) (0.25) (0.24)
Return of capital .............................. —  —  —  —  (0.00)
(c)
—
Total distributions .............................. (0.08) (0.10) (0.10) (0.23) (0.25) (0.24)
Net asset value, end of period ..................... $ 8.03  $ 7.80  $ 9.35  $ 9.50  $ 9.46  $ 9.13
Total Return
(d)
— — — — — —
Based on net asset value ......................... 4.02%
(e)
(15.60)% (0.53)% 2.83% 6.49% (2.24)%
Ratios to Average Net Assets
(f)
Total expenses ................................
2.43%
(g)
1.77%
(h)
1.53% 1.63% 2.17% 2.07%
Total expenses after fees waived and/or reimbursed .......
2.25%
(g)
1.62%
(h)
1.43% 1.48% 1.95% 1.84%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .......................
1.42%
(g)
1.49%
(h)
1.43% 1.42% 1.42% 1.42%
Net investment income ..........................
1.80%
(g)
0.44% 0.06% 1.30% 1.96% 1.70%
Supplemental Data
Net assets, end of period (000) ..................... $ 8,022  $ 9,715  $ 18,415  $ 31,336  $ 34,257  $ 44,241
Portfolio turnover rate
( i )
........................... 447% 1,368% 1,443% 1,380% 1,482% 1,450%
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ...............................
321% 818% 859% 912% 947% 823%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
80
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.62%, 0.50% and 0.37%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock GNMA Portfolio
Class K
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ................
$ 7.78  $ 9.32  $ 9.47  $ 9.43  $ 9.10  $ 9.55
Net investment income
(a)
........................
0.11  0.15  0.11  0.22  0.27  0.25
Net realized and unrealized gain (loss) ...............
0.23  (1.50) (0.06) 0.14  0.41  (0.37)
Net increase (decrease) from investment operations ....... 0.34  (1.35) 0.05  0.36  0.68  (0.12)
Distributions
(b)
– – – – – –
From net investment income .....................
(0.12) (0.19) (0.20) (0.32) (0.35) (0.33)
Return of capital .............................. —  —  —  —  (0.00)
(c)
—
Total distributions .............................. (0.12) (0.19) (0.20) (0.32) (0.35) (0.33)
Net asset value, end of period ..................... $ 8.00  $ 7.78  $ 9.32  $ 9.47  $ 9.43  $ 9.10
Total Return
(d)
— — — — — —
Based on net asset value ......................... 4.44%
(e)
(14.65)% 0.52% 3.91% 7.62% (1.22)%
Ratios to Average Net Assets
(f)
Total expenses ................................
1.34%
(g)
0.67%
(h)
0.47% 0.54% 1.03% 0.94%
Total expenses after fees waived and/or reimbursed .......
1.20%
(g)
0.55%
(h)
0.38% 0.43% 0.90% 0.79%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .......................
0.37%
(g)
0.42%
(h)
0.38% 0.37% 0.37% 0.37%
Net investment income ..........................
2.83%
(g)
1.72% 1.15% 2.34% 2.93% 2.73%
Supplemental Data
Net assets, end of period (000) ..................... $ 83,923  $ 52,909  $ 30,757  $ 67,675  $ 45,934  $ 20,802
Portfolio turnover rate
( i )
........................... 447% 1,368% 1,443% 1,380% 1,482% 1,450%
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ...............................
321% 818% 859% 912% 947% 823%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
81
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Institutional
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ................
$ 9.04  $ 10.81  $ 11.11  $ 10.62  $ 10.03  $ 10.45
Net investment income
(a)
........................
0.16  0.17  0.12  0.20  0.26  0.23
Net realized and unrealized gain (loss) ...............
0.26  (1.75) (0.25) 0.51  0.62  (0.40)
Net increase (decrease) from investment operations ....... 0.42  (1.58) (0.13) 0.71  0.88  (0.17)
Distributions
(b)
– – – – – –
From net investment income .....................
(0.16) (0.18) (0.17) (0.22) (0.29) (0.25)
Return of capital .............................. —  (0.01) —  —  (0.00)
(c)
—
Total distributions .............................. (0.16) (0.19) (0.17) (0.22) (0.29) (0.25)
Net asset value, end of period ..................... $ 9.30  $ 9.04  $ 10.81  $ 11.11  $ 10.62  $ 10.03
Total Return
(d)
— — — — — —
Based on net asset value ......................... 4.70%
(e)
(14.77)% (1.16)% 6.72% 8.86% (1.68)%
Ratios to Average Net Assets
(f)
Total expenses ................................
1.98%
(g)
0.83% 0.65% 0.76% 1.20% 1.04%
Total expenses after fees waived and/or reimbursed .......
1.68%
(g)
0.61% 0.45% 0.56% 0.96% 0.76%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .......................
0.45%
(g)
0.45% 0.45% 0.45% 0.45% 0.45%
Net investment income ..........................
3.45%
(g)
1.67% 1.10% 1.79% 2.51% 2.21%
Supplemental Data
Net assets, end of period (000) ..................... $ 286,581  $ 201,444  $ 295,674  $ 412,161  $ 217,815  $ 166,465
Portfolio turnover rate
(h)
........................... 1,110% 1,027% 715% 745% 837% 892%
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ...............................
687% 679% 458% 508% 571% 590%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
82
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Investor A
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ................
$ 9.06  $ 10.83  $ 11.14  $ 10.65  $ 10.06  $ 10.47
Net investment income
(a)
........................
0.15  0.15  0.09  0.18  0.24  0.20
Net realized and unrealized gain (loss) ...............
0.27  (1.76) (0.26) 0.50  0.61  (0.39)
Net increase (decrease) from investment operations ....... 0.42  (1.61) (0.17) 0.68  0.85  (0.19)
Distributions
(b)
– – – – – –
From net investment income .....................
(0.15) (0.15) (0.14) (0.19) (0.26) (0.22)
Return of capital .............................. —  (0.01) —  —  (0.00)
(c)
—
Total distributions .............................. (0.15) (0.16) (0.14) (0.19) (0.26) (0.22)
Net asset value, end of period ..................... $ 9.33  $ 9.06  $ 10.83  $ 11.14  $ 10.65  $ 10.06
Total Return
(d)
— — — — — —
Based on net asset value ......................... 4.68%
(e)
(14.95)% (1.49)% 6.45% 8.57% (1.82)%
Ratios to Average Net Assets
(f)
Total expenses ................................
2.23%
(g)
1.09% 0.91% 1.02% 1.47% 1.31%
Total expenses after fees waived and/or reimbursed .......
1.93%
(g)
0.86% 0.70% 0.81% 1.21% 1.01%
Total expenses after fees waived and/or reimburse d and
excluding interest expense .......................
0.70%
(g)
0.70% 0.70% 0.70% 0.70% 0.70%
Net investment income ..........................
3.23%
(g)
1.43% 0.84% 1.61% 2.28% 1.96%
Supplemental Data
Net assets, end of period (000) ..................... $ 240,849  $ 253,152  $ 340,582  $ 414,711  $ 354,704  $ 353,770
Portfolio turnover rate
(h)
........................... 1,110% 1,027% 715% 745% 837% 892%
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ...............................
687% 679% 458% 508% 571% 590%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
83
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Investor C
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ................
$ 9.05  $ 10.81  $ 11.12  $ 10.63  $ 10.04  $ 10.46
Net investment income
(a)
........................
0.11  0.07  0.01  0.09  0.16  0.12
Net realized and unrealized gain (loss) ...............
0.27  (1.74) (0.26) 0.51  0.61  (0.40)
Net increase (decrease) from investment operations ....... 0.38  (1.67) (0.25) 0.60  0.77  (0.28)
Distributions
(b)
– – – – – –
From net investment income .....................
(0.12) (0.08) (0.06) (0.11) (0.18) (0.14)
Return of capital .............................. —  (0.01) —  —  (0.00)
(c)
—
Total distributions .............................. (0.12) (0.09) (0.06) (0.11) (0.18) (0.14)
Net asset value, end of period ..................... $ 9.31  $ 9.05  $ 10.81  $ 11.12  $ 10.63  $ 10.04
Total Return
(d)
— — — — — —
Based on net asset value ......................... 4.18%
(e)
(15.53)% (2.23)% 5.66% 7.78% (2.66)%
Ratios to Average Net Assets
(f)
Total expenses ................................
2.93%
(g)
1.82% 1.65% 1.80% 2.30% 2.14%
Total expenses after fees waived and/or reimbursed .......
2.68%
(g)
1.61% 1.45% 1.56% 1.96% 1.76%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .......................
1.45%
(g)
1.45% 1.45% 1.45% 1.45% 1.45%
Net investment income ..........................
2.48%
(g)
0.64% 0.09% 0.84% 1.55% 1.21%
Supplemental Data
Net assets, end of period (000) ..................... $ 8,199  $ 8,781  $ 14,221  $ 25,922  $ 26,193  $ 35,014
Portfolio turnover rate
(h)
........................... 1,110% 1,027% 715% 745% 837% 892%
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ...............................
687% 679% 458% 508% 571% 590%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
84
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Offering and Board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been
1.04%.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(k)
Portfolio turnover rate is representative of the portfolio for the entire year.
BlackRock Impact Mortgage Fund
Class K
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Period from
01/25/18
(a)
to 09/30/18
Net asset value, beginning of period ...............
$ 9.04  $ 10.81  $ 11.11  $ 10.62  $ 10.04  $ 10.27
Net investment income
(b)
.......................
0.16  0.19  0.12  0.20  0.25  0.14
Net realized and unrealized gain (loss) ..............
0.27  (1.77) (0.24) 0.51  0.62  (0.20)
Net increase (decrease) from investment operations ...... 0.43  (1.58) (0.12) 0.71  0.87  (0.06)
Distributions
(c)
– – – – – –
From net investment income ....................
(0.16) (0.18) (0.18) (0.22) (0.29) (0.17)
Return of capital ............................. —  (0.01) —  —  (0.00)
(d)
—
Total distributions ............................. (0.16) (0.19) (0.18) (0.22) (0.29) (0.17)
Net asset value, end of period .................... $ 9.31  $ 9.04  $ 10.81  $ 11.11  $ 10.62  $ 10.04
Total Return
(e)
— — — — — —
Based on net asset value ........................ 4.84%
(f)
(14.73)% (1.11)% 6.78% 8.81% (0.60)%
(f)
Ratios to Average Net Assets
(g)
Total expenses ...............................
1.81%
(h)
0.69% 0.54% 0.64% 1.06% 1.03%
(h)(i)
Total expenses after fees waived and/or reimbursed ......
1.63%
(h)
0.56% 0.40% 0.51% 0.91% 0.86%
(h)
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.40%
(h)
0.40% 0.40% 0.40% 0.40% 0.40%
(h)
Net investment income .........................
3.52%
(h)
1.84% 1.14% 1.79% 2.44% 2.03%
(h)
Supplemental Data
Net assets, end of period (000) .................... $ 12,107  $ 17,328  $ 16,753  $ 17,335  $ 5,031  $ 1,517
Portfolio turnover rate
(j)
.......................... 1,110% 1,027% 715% 745% 837% 892%
(k)
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Period from
01/25/18
to 09/30/18
Portfolio turnover rate (excluding MDRs) ...............................
687% 679% 458% 508% 571% 590%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
85
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Class R
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ................
$ 9.06  $ 10.83  $ 11.14  $ 10.65  $ 10.06  $ 10.47
Net investment income
(a)
........................
0.14  0.12  0.06  0.16  0.21  0.18
Net realized and unrealized gain (loss) ...............
0.27  (1.75) (0.25) 0.49  0.61  (0.40)
Net increase (decrease) from investment operations ....... 0.41  (1.63) (0.19) 0.65  0.82  (0.22)
Distributions
(b)
– – – – – –
From net investment income .....................
(0.14) (0.13) (0.12) (0.16) (0.23) (0.19)
Return of capital .............................. —  (0.01) —  —  (0.00)
(c)
—
Total distributions .............................. (0.14) (0.14) (0.12) (0.16) (0.23) (0.19)
Net asset value, end of period ..................... $ 9.33  $ 9.06  $ 10.83  $ 11.14  $ 10.65  $ 10.06
Total Return
(d)
— — — — — —
Based on net asset value ......................... 4.55%
(e)
(15.16)% (1.73)% 6.18% 8.30% (2.07)%
Ratios to Average Net Assets
(f)
Total expenses ................................
2.52%
(g)
1.45% 1.23% 1.36% 2.11% 1.64%
Total expenses after fees waived and/or reimbursed .......
2.18%
(g)
1.11% 0.95% 1.06% 1.46% 1.26%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .......................
0.95%
(g)
0.95% 0.95% 0.95% 0.95% 0.95%
Net investment income ..........................
2.98%
(g)
1.19% 0.59% 1.51% 2.06% 1.72%
Supplemental Data
Net assets, end of period (000) ..................... $ 3,526  $ 3,494  $ 4,377  $ 5,133  $ 13,734  $ 19,660
Portfolio turnover rate
(h)
........................... 1,110% 1,027% 715% 745% 837% 892%
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Portfolio turnover rate (excluding MDRs) ...............................
687% 679% 458% 508% 571% 590%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
86
BlackRock Income Fund
Institutional
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ...............
$ 8.50  $ 10.46  $ 10.22  $ 10.32  $ 10.13  $ 10.31
Net investment income
(a)
.......................
0.23  0.34  0.37  0.44  0.47  0.43
Net realized and unrealized gain (loss) ..............
0.28  (1.75) 0.25  (0.06) 0.24  (0.18)
Net increase (decrease) from investment operations ...... 0.51  (1.41) 0.62  0.38  0.71  0.25
Distributions
(b)
– – – – – –
From net investment income ....................
(0.23) (0.42) (0.38) (0.47) (0.52) (0.43)
From net realized gain .........................
—  (0.13) —  (0.01) —  —
Total distributions ............................. (0.23) (0.55) (0.38) (0.48) (0.52) (0.43)
Net asset value, end of period .................... $ 8.78  $ 8.50  $ 10.46  $ 10.22  $ 10.32  $ 10.13
Total Return
(c)
— — — — — —
Based on net asset value ........................ 6.03%
(d)
(13.95)% 6.13% 3.90%
(e)
7.22% 2.52%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.83%
(g)
0.73% 0.71% 0.73% 0.78% 0.83%
(h)
Total expenses after fees waived and/or reimbursed ......
0.62%
(g)
0.62% 0.62% 0.62% 0.62% 0.63%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.62%
(g)
0.62% 0.62% 0.62% 0.62% 0.63%
Net investment income .........................
5.28%
(g)
3.57% 3.46% 4.35% 4.64% 4.22%
Supplemental Data
Net assets, end of period (000) .................... $ 757,725  $ 1,370,526  $ 2,622,329  $ 1,300,683  $ 919,409  $ 457,518
Portfolio turnover rate ........................... 271%
(i)
133% 81% 92% 77% 100%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the expense ratio would have been 0.82%.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 196%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
87
Financial Highlights
BlackRock Income Fund
Investor A
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ...............
$ 8.50  $ 10.45  $ 10.22  $ 10.32  $ 10.13  $ 10.30
Net investment income
(a)
.......................
0.22  0.32  0.34  0.41  0.44  0.40
Net realized and unrealized gain (loss) ..............
0.28  (1.74) 0.25  (0.05) 0.24  (0.16)
Net increase (decrease) from investment operations ...... 0.50  (1.42) 0.59  0.36  0.68  0.24
Distributions
(b)
– – – – – –
From net investment income ....................
(0.22) (0.40) (0.36) (0.45) (0.49) (0.41)
From net realized gain .........................
—  (0.13) —  (0.01) —  —
Total distributions ............................. (0.22) (0.53) (0.36) (0.46) (0.49) (0.41)
Net asset value, end of period .................... $ 8.78  $ 8.50  $ 10.45  $ 10.22  $ 10.32  $ 10.13
Total Return
(c)
— — — — — —
Based on net asset value ........................ 5.90%
(d)
(14.08)% 5.77% 3.64%
(e)
6.96% 2.36%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.95%
(g)
0.91% 0.90% 0.97% 1.04% 1.12%
(h)
Total expenses after fees waived and/or reimbursed ......
0.87%
(g)
0.87% 0.87% 0.87% 0.87% 0.88%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.87%
(g)
0.87% 0.87% 0.87% 0.87% 0.88%
Net investment income .........................
5.04%
(g)
3.35% 3.23% 4.10% 4.40% 3.94%
Supplemental Data
Net assets, end of period (000) .................... $ 167,080  $ 161,675  $ 230,457  $ 142,602  $ 102,857  $ 75,462
Portfolio turnover rate ........................... 271%
(i)
133% 81% 92% 77% 100%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the expense ratio would have been 1.11%.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 196%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
88
BlackRock Income Fund
Investor C
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ...............
$ 8.50  $ 10.46  $ 10.23  $ 10.32  $ 10.13  $ 10.31
Net investment income
(a)
.......................
0.19  0.25  0.27  0.34  0.37  0.33
Net realized and unrealized gain (loss) ..............
0.28  (1.75) 0.24  (0.05) 0.23  (0.18)
Net increase (decrease) from investment operations ...... 0.47  (1.50) 0.51  0.29  0.60  0.15
Distributions
(b)
– – – – – –
From net investment income ....................
(0.19) (0.33) (0.28) (0.37) (0.41) (0.33)
From net realized gain .........................
—  (0.13) —  (0.01) —  —
Total distributions ............................. (0.19) (0.46) (0.28) (0.38) (0.41) (0.33)
Net asset value, end of period .................... $ 8.78  $ 8.50  $ 10.46  $ 10.23  $ 10.32  $ 10.13
Total Return
(c)
— — — — — —
Based on net asset value ........................ 5.50%
(d)
(14.81)% 4.97% 2.97%
(e)
6.16% 1.50%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.71%
(g)
1.67% 1.66% 1.73% 1.79% 1.84%
(h)
Total expenses after fees waived and/or reimbursed ......
1.62%
(g)
1.62% 1.62% 1.62% 1.62% 1.63%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
1.62%
(g)
1.62% 1.62% 1.62% 1.62% 1.63%
Net investment income .........................
4.28%
(g)
2.58% 2.52% 3.37% 3.66% 3.21%
Supplemental Data
Net assets, end of period (000) .................... $ 18,198  $ 20,598  $ 35,555  $ 30,905  $ 32,197  $ 29,812
Portfolio turnover rate ........................... 271%
(i)
133% 81% 92% 77% 100%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the expense ratio would have been 1.83%.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 196%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
89
Financial Highlights
BlackRock Income Fund
Class K
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Year Ended
09/30/18
Net asset value, beginning of period ...............
$ 8.50  $ 10.45  $ 10.22  $ 10.32  $ 10.13  $ 10.31
Net investment income
(a)
.......................
0.23  0.35  0.37  0.44  0.47  0.44
Net realized and unrealized gain (loss) ..............
0.28  (1.74) 0.25  (0.05) 0.24  (0.18)
Net increase (decrease) from investment operations ...... 0.51  (1.39) 0.62  0.39  0.71  0.26
Distributions
(b)
– – – – – –
From net investment income ....................
(0.23) (0.43) (0.39) (0.48) (0.52) (0.44)
From net realized gain .........................
—  (0.13) —  (0.01) —  —
Total distributions ............................. (0.23) (0.56) (0.39) (0.49) (0.52) (0.44)
Net asset value, end of period .................... $ 8.78  $ 8.50  $ 10.45  $ 10.22  $ 10.32  $ 10.13
Total Return
(c)
— — — — — —
Based on net asset value ........................ 6.05%
(d)
(13.82)% 6.09% 3.95%
(e)
7.27% 2.57%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.63%
(g)
0.58% 0.57% 0.65% 0.69% 0.74%
(h)
Total expenses after fees waived and/or reimbursed ......
0.57%
(g)
0.56% 0.56% 0.57% 0.57% 0.57%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.57%
(g)
0.56% 0.56% 0.57% 0.57% 0.57%
Net investment income .........................
5.33%
(g)
3.65% 3.52% 4.40% 4.65% 4.37%
Supplemental Data
Net assets, end of period (000) .................... $ 185,791  $ 220,853  $ 382,891  $ 126,573  $ 80,072  $ 15,849
Portfolio turnover rate ........................... 271%
(i)
133% 81% 92% 77% 100%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 196%.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2023
BlackRock Semi-Annual Report to Shareholders
90
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R
Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class
R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value . Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock GNMA Portfolio .................................................. GNMA Diversified
BlackRock Impact Mortgage Fund ............................................. Impact Mortgage Diversified
BlackRock Income Fund .................................................... Income Fund Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional, Class K and Class R Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
91
Notes to Financial Statements
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
92
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of March 31, 2023, certain investments of the Income Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
93
Notes to Financial Statements
certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
94
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.

Notes to Financial Statements
(unaudited) (continued)
95
Notes to Financial Statements
For the six months ended March 31, 2023, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Funds were as follows:
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-
pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of the Funds’ open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at
Fund Name
Average
Borrowing
Weighted
Average Interest
Rate
GNMA ....................................................................................... $ 69,924,560 4.20%
Impact Mortgage ................................................................................ 135,473,188 4.14
Counterparty
Reverse Repurchase
Agreements
Fair Value of Non-Cash
Collateral Pledged Including
Accrued Interest
(a) (a)
Cash Collateral
Pledged/Received Net Amount
(b)
GNMA
Cantor Fitzgerald & Co. ........................... $ (31,462,974) $ 31,462,974 $ — $ —
(a)
Collateral, if any, with a value of $62,553,502 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
Counterparty
Reverse Repurchase
Agreements
Fair Value of Non-Cash
Collateral Pledged Including
Accrued Interest
(a) (a)
Cash Collateral
Pledged/Received Net Amount
(b)
Impact Mortgage
Credit Agricole Corporate & Investment Bank SA ........... $ (125,095,776) $ 125,095,776 $ — $ —
(a)
Collateral, if any, with a value of $132,637,427 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
96
the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Notes to Financial Statements
(unaudited) (continued)
97
Notes to Financial Statements
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Income Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore)
Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of Income Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Income Fund to the Manager.
Investment Advisory Fees
Average Daily Net Assets GNMA Impact Mortgage
First $1 billion ........................................................................................... 0.340% 0.390%
$1 billion - $3 billion ....................................................................................... 0.320 0.370
$3 billion - $5 billion ....................................................................................... 0.310 0.350
$5 billion - $10 billion ...................................................................................... 0.300 0.340
Greater than $10 billion ..................................................................................... 0.280 0.330
Investment
Advisory Fees
Average Daily Net Assets Income Fund
First $1 billion ......................................................................................................... 0.500%
$1 billion - $ 2 billion ..................................................................................................... 0.450
$ 2 billion - $ 3 billion ..................................................................................................... 0.425
Greater than $ 3 billion ................................................................................................... 0.400

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
98
With respect to Impact Mortgage, the Manager entered into a sub-advisory agreement with BIL, an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of Impact Mortgage for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Impact Mortgage to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended March 31, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of  the Funds , entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended March 31, 2023, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2023, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —
Investor C ................................................................................................. 0.25 0.75%
Class R .................................................................................................. 0.25 0.25
Fund Name Investor A Investor C Class R Total
GNMA ............................................................................. $ 118,907 $ 43,038 $ — $ 161,945
Impact Mortgage ...................................................................... 308,614 39,309 8,678 356,601
Income Fund ......................................................................... 204,981 96,273 — 301,254
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Investor C Class K Class R Total
GNMA ............................................................. $ 18,524 $ 9,512 $ 861 $ 6,177 $ — $ 35,074
Impact Mortgage ...................................................... 17,966 24,690 786 1,505 347 45,294
Income Fund ......................................................... 106,232 16,398 1,925 20,707 — 145,262
Fund Name Institutional Investor A Total
GNMA ......................................................................................... $ 5,974 $ 763 $ 6,737
Impact Mortgage .................................................................................. 9,446 353 9,799
Fund Name Institutional Investor A Investor C Class K Class R Total
GNMA ............................................................. $ 11,441 $ 1,796 $ 506 $ 69 $ — $ 13,812
Impact Mortgage ...................................................... 709 16,913 698 37 92 18,449
Income Fund ......................................................... 2,736 1,162 771 255 — 4,924

Notes to Financial Statements
(unaudited) (continued)
99
Notes to Financial Statements
For the six months ended March 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the six months ended March 31, 2023, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the six months ended March 31, 2023, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
For the six months ended March 31, 2023, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amount are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended March 31, 2023, Income Fund waived $85,591 in investment advisory fees pursuant to these arrangements.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended March 31, 2023, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
Fund Name Institutional Investor A Investor C Class K Class R Total
GNMA ............................................................. $ 99,673 $ 56,714 $ 3,960 $ 1,307 $ — $ 161,654
Impact Mortgage ...................................................... 157,735 214,538 5,012 710 3,676 381,671
Income Fund ......................................................... 1,135,069 71,050 9,412 15,849 — 1,231,380
Fund Name Other Fees
GNMA ................................................................................................................ $ 361
Impact Mortgage ......................................................................................................... 598
Income Fund ............................................................................................................ 4,223
Fund Name Investor A Investor C
GNMA ..................................................................................................... $ – $ 20
Impact Mortgage .............................................................................................. – 244
Income Fund ................................................................................................. 1,210 64
Fund Name Amounts Waived
GNMA ............................................................................................................ $ 907
Impact Mortgage ..................................................................................................... 4,949
Income Fund ........................................................................................................ 27,765
Fund Name Institutional Investor A Investor C Class K Class R
GNMA .................................................................. 0.42% 0.67% 1.42% 0.37% N/A
Impact Mortgage ........................................................... 0.45 0.70 1.45 0.40 0.95%
Income Fund .............................................................. 0.62 0.87 1.62 0.57 N/A
Fund Name
Fees waived
and/or
Reimbursed
by the
Manager
GNMA .................................................................................................................. $ 198,608
Impact Mortgage ........................................................................................................... 334,935
Income Fund .............................................................................................................. 101,544

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
100
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2023, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and GNMA is permitted to lend under the Interfund Lending
Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the six months ended March 31, 2023, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended March 31, 2023, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended March 31, 2023, purchases and sales related to mortgage dollar rolls were as follows:
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
GNMA
Institutional .................................................................................... $ 18,524 $ 53,837
Investor A ..................................................................................... 9,512 33,054
Investor C ..................................................................................... 861 1,834
Class K ...................................................................................... 6,177 1,307
$ 35,074 $ 90,032
Impact Mortgage
Institutional .................................................................................... 17,863 111,423
Investor A ..................................................................................... 24,689 152,045
Investor C ..................................................................................... 786 3,031
Class K ...................................................................................... 1,505 710
Class R ...................................................................................... 347 2,793
$ 45,190 $ 270,002
Income Fund
Institutional .................................................................................... 106,232 877,456
Investor A ..................................................................................... 15,759 28,150
Investor C ..................................................................................... 1,857 4,343
Class K ...................................................................................... 19,591 15,061
$ 143,439 $ 925,010
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
GNMA ............................................................. $ — $ — $ 1,897,545,856 $ 1,970,683,745
Impact Mortgage ...................................................... — — 5,582,093,014 5,535,939,544
Income Fund ......................................................... — 383,726,966 4,207,801,480 4,214,985,223
Fund Name Purchases Sales
GNMA ............................................................................................. $ 532,945,191 $ 533,034,067
Impact Mortgage ...................................................................................... 2,108,695,908 2,108,016,639
Income Fund ......................................................................................... 1,165,303,242 1,165,156,934

Notes to Financial Statements
(unaudited) (continued)
101
Notes to Financial Statements
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of September 30, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
As of March 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2023, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant
Fund Name
Non-Expiring
Capital Loss
Carryforwards
Qualified
Late-year Losses
GNMA ........................................................................................... $ 98,890,446 $ —
Impact Mortgage .................................................................................... 76,785,156 1,163,408
Income Fund ...................................................................................... 299,356,860 14,850,848
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
GNMA ......................................................... $ 501,494,202 $ 2,326,590 $ (40,902,817) $ (38,576,227)
Impact Mortgage .................................................. 1,073,972,343 4,361,376 (40,677,104) (36,315,728)
Income Fund .................................................... 1,673,487,217 22,067,763 (88,672,150) (66,604,387)

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
102
increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact certain Funds’ performance.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates on SOFR that will replace LIBOR in certain financial products after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

Notes to Financial Statements
(unaudited) (continued)
103
Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
03/31/23
Year Ended
09/30/22
Fund Name/Share Class
Shares Amount Shares Amount
GNMA
Institutional
Shares sold ..........................................
1,311,727 $ 10,443,757 9,218,277 $ 81,732,822
Shares issued in reinvestment of distributions .....................
316,963 2,512,194 587,876 5,088,814
Shares redeemed ......................................
(6,085,141) (48,074,469) (22,646,547) (200,258,139)
(4,456,451) $ (35,118,518) (12,840,394) $ (113,436,503)
Investor A
Shares sold and automatic conversion of shares ....................
357,920 $ 2,869,043 798,490 $ 7,138,866
Shares issued in reinvestment of distributions .....................
154,720 1,231,741 246,613 2,135,768
Shares redeemed ......................................
(1,418,586) (11,281,415) (4,689,942) (41,152,448)
(905,946) $ (7,180,631) (3,644,839) $ (31,877,814)
Investor C
Shares sold ..........................................
24,610 $ 193,600 84,897 $ 761,994
Shares issued in reinvestment of distributions .....................
10,895 86,308 16,416 140,423
Shares redeemed and automatic conversion of shares ................
(280,962) (2,216,128) (826,675) (7,315,083)
(245,457) $ (1,936,220) (725,362) $ (6,412,666)
Class K
Shares sold ..........................................
4,212,493 $ 33,988,382 4,064,896 $ 36,918,202
Shares issued in reinvestment of distributions .....................
123,110 973,569 133,512 1,134,944
Shares redeemed ......................................
(647,860) (5,012,673) (698,630) (6,140,723)
3,687,743 $ 29,949,278 3,499,778 $ 31,912,423
(1,920,111) $ (14,286,091) (13,710,817) $ (119,814,560)
Impact Mortgage
Institutional
Shares sold ..........................................
14,923,291 $ 139,178,008 22,949,288 $ 228,645,758
Shares issued in reinvestment of distributions .....................
301,336 2,761,803 435,769 4,341,443
Shares redeemed ......................................
(6,699,985) (60,823,796) (28,467,067) (283,556,816)
8,524,642 $ 81,116,015 (5,082,010) $ (50,569,615)
Investor A
Shares sold and automatic conversion of shares ....................
711,976 $ 6,567,557 2,960,074 $ 30,363,913
Shares issued in reinvestment of distributions .....................
368,523 3,386,524 408,876 4,070,686
Shares redeemed ......................................
(3,187,164) (29,375,182) (6,880,569) (69,966,546)
(2,106,665) $ (19,421,101) (3,511,619) $ (35,531,947)
Investor C
Shares sold ..........................................
100,393 $ 940,389 354,130 $ 3,716,160
Shares issued in reinvestment of distributions .....................
10,776 98,799 9,647 94,437
Shares redeemed and automatic conversion of shares ................
(201,053) (1,841,502) (708,324) (7,267,391)
(89,884) $ (802,314) (344,547) $ (3,456,794)
Class K
Shares sold ..........................................
194,946 $ 1,791,200 1,104,802 $ 11,094,818
Shares issued in reinvestment of distributions .....................
28,459 260,483 34,886 345,155
Shares redeemed ......................................
(838,465) (7,788,895) (773,566) (7,780,417)
(615,060) $ (5,737,212) 366,122 $ 3,659,556
Class R
Shares sold ..........................................
28,469 $ 263,070 323,593 $ 3,271,112
Shares issued in reinvestment of distributions .....................
5,708 52,451 5,541 54,916
Shares redeemed ......................................
(41,643) (384,046) (347,720) (3,503,683)
(7,466) $ (68,525) (18,586) $ (177,655)
5,705,567 $ 55,086,863 (8,590,640) $ (86,076,455)
Income Fund
Institutional
Shares sold ..........................................
27,784,562 $ 242,802,334 75,756,064 $ 724,606,917
Shares issued in reinvestment of distributions .....................
2,954,266 25,737,195 11,321,323 109,321,510
Shares redeemed ......................................
(105,680,436) (920,860,297) (176,641,183) (1,682,014,980)
(74,941,608) $ (652,320,768) (89,563,796) $ (848,086,553)

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
104
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:
Effective April 13, 2023, the credit agreement was extended until April 2024 under the same terms.
d
Six Months Ended
03/31/23
Year Ended
09/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Investor A
Shares sold and automatic conversion of shares ....................
2,942,176 $ 25,692,304 5,320,885 $ 51,130,628
Shares issued in reinvestment of distributions .....................
445,426 3,887,589 1,083,738 10,415,086
Shares redeemed ......................................
(3,378,357) (29,386,955) (9,425,003) (90,021,852)
9,245 $ 192,938 (3,020,380) $ (28,476,138)
Investor C
Shares sold ..........................................
171,983 $ 1,497,678 258,364 $ 2,479,983
Shares issued in reinvestment of distributions .....................
45,432 396,543 136,755 1,323,276
Shares redeemed and automatic conversion of shares ................
(567,975) (4,938,775) (1,371,612) (13,063,958)
(350,560) $ (3,044,554) (976,493) $ (9,260,699)
Class K
Shares sold ..........................................
2,083,329 $ 18,197,505 9,968,073 $ 95,082,729
Shares issued in reinvestment of distributions .....................
628,584 5,483,944 2,114,275 20,333,846
Shares redeemed ......................................
(7,533,735) (65,597,006) (22,720,042) (208,787,875)
(4,821,822) $ (41,915,557) (10,637,694) $ (93,371,300)
(80,104,745) $ (697,087,941) (104,198,363) $ (979,194,690)

Statement Regarding Liquidity Risk Management Program
105
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the "Trust") has adopted and implemented a liquidity risk management program (the “Program”) for the BlackRock GNMA Portfolio, BlackRock Impact Mortgage Fund and BlackRock Income Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust on behalf of the Funds, met on November 10-11, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC, the investment adviser to each Fund, as the program administrator for each Fund’s Program BlackRock also previously delegated oversight of the
Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment
Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30,
2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information
2023
BlackRock Semi-Annual Report to Shareholders
106
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

Additional Information
(continued)
107
Additional Information
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(b)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Income Fund and BlackRock Impact Mortgage Fund.
(b)
For BlackRock Income Fund.

Glossary of Terms Used in this Report
2023
BlackRock Semi-Annual Report to Shareholders
108
Currency Abbreviation
CHF Swiss Franc
COP Colombian Peso
EUR Euro
GBP British Pound
MXN Mexican Peso
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
TaxableCGU-3/23-SAR

MARCH 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Funds V
BlackRock Sustainable High Yield Bond Fund
BlackRock Sustainable Low Duration Bond Fund
BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended March 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large- and small-capitalization U.S. stocks declined, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and volatile commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity.
Although the Fed has decelerated the pace of interest rate hikes, we believe that it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S.
dollar provides a supportive backdrop. We also see long-term opportunities in credit, where we believe that valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
15.62% (7.73)%
U.S. small cap equities
(Russell 2000
®
Index)
9.14 (11.61)
International equities (MSCI
Europe, Australasia, Far
East Index)
27.27 (1.38)
Emerging market equities
(MSCI Emerging Markets
Index)
14.04 (10.70)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
1.93 2.52
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.38 (6.90)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
4.89 (4.78)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.00 0.26
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
7.88 (3.35)
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of March 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Sustainable High Yield Bond Fund
Investment Objective
BlackRock Sustainable High Yield Bond Fund's (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the six month period ended March 31, 2023, all of the Fund's share classes outperformed its benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped
Index.
What factors influenced performance?
Security selection in high yield bonds was the top contributor, followed by an overweight in CCC-rated issues. From a sector perspective, underweights in media and entertainment and retail helped results.
An underweight allocation to the leisure sector detracted from performance, as did an elevated cash position. An underweight in gaming and an overweight in wireline telecommunications detracted from performance, as well.
Describe recent portfolio activity.
The Fund’s allocation to investment-grade bonds increased as the investment adviser believed that it uncovered attractive relative value opportunities. In addition, some of the Fund’s holdings in high yield bonds were upgraded to investment-grade status. This trend also contributed to a reduction in the Fund’s allocation to BB-rated issues. The investment adviser reduced the Fund’s allocation to CCC-rated debt. The investment adviser sought to maintain below-average portfolio risk due to the combination of rising interest rates and slowing economic growth. As a result, portfolio beta (sensitivity to market movements) declined over the course of the period.
Describe portfolio positioning at period end.
The Fund was underweight in BBs and overweight in Bs and CCCs, and it maintained the out-of-benchmark allocations to loans and investment-grade corporates. The Fund was overweight in the technology, property and casualty and electric utilities sectors, and it was underweight in midstream energy, independent energy and leisure sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of March 31, 2023 (continued)
5
Fund Summary
BlackRock Sustainable High Yield Bond Fund
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional ...................................... 7.63% 6.63% 8.15% (3.10)% N/A (4.17)% N/A
Investor A ....................................... 7.08 6.11 8.01 (3.34) (7.21)% (4.41) (6.69)%
Class K ........................................ 7.68 6.68 8.17 (3.06) N/A (4.13) N/A
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
(d)
— — 7.88 (3.35) N/A (4.07) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high yield bonds.
(c)
The Fund commenced operations on July 22, 2021.
(d)
An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,081.50 $ 2.96 $ 1,000.00 $ 1,022.09 $ 2.87 0.57%
Investor A ................................ 1,000.00 1,080.10 4.25 1,000.00 1,020.84 4.13 0.82
Class K .................................. 1,000.00 1,081.70 2.75 1,000.00 1,022.29 2.67 0.53
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 90.9%
Floating Rate Loan Interests ........................... 8.8
Common Stocks ................................... 0.2
Preferred Securities ................................. 0.1
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
A ............................................ 0.2%
BBB/Baa ....................................... 7.1
BB/Ba ......................................... 42.9
B ............................................ 41.2
CCC/Caa ....................................... 8.1
NR ........................................... 0.5
(a)
Excludes short-term securities, options purchased and options written.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Fund Summary
as of March 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders
6
BlackRock Sustainable Low Duration Bond Fund
Investment Objective
BlackRock Sustainable Low Duration Bond Fund's (the “Fund”) investment objective is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the six month period that ended on March 31, 2023, all of the Fund’s share classes outperformed the benchmark, the ICE BofA 1-3 Year U.S. Corporate & Government
Index.
What factors influenced performance?
Allocations to mortgage-backed securities (“MBS”), investment-grade corporate bonds, asset-backed securities (“ABS”), U.S. Treasuries, European corporate issues, cash, high yield bonds, non-U.S. government debt and commercial mortgage-backed securities (“CMBS”) all contributed to performance. Duration positioning was the primary detractor from performance, followed by holdings in emerging markets debt and municipal bonds. (Duration is a measure of interest rate sensitivity).
The Fund held derivatives during the reporting period. Specifically, it used futures and interest rate swaps to manage its duration and yield curve positioning. It also used currency forward contracts to manage currency risk. In the aggregate, the Fund’s use of derivatives was a modest detractor from performance. The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
The investment adviser increased the Fund’s allocation to U.S. Treasuries on the view that they could augment portfolio diversification at a time of slowing economic growth and tight yield spreads in other areas of the market. It also increased the Fund’s holdings in callable agency MBS as the investment adviser believed they had attractive valuations. The adviser reduced the Fund’s positions in CMBS, non-U.S. corporate bonds, and non-U.S. government debt.
Since the Fund is managed with sustainability goals in mind, it holds impact MBS. Impact MBS are custom pools created by Fannie Mae for BlackRock that support the former’s “Duty to Serve” goals. These pools include specific mortgage borrowers, such as low-income and very low-income family homes, as well as homes in low-income and high-minority areas. In general, such mortgages provide credit to a targeted group of borrowers, for whom the benefits of homeownership could have a significant social impact. The investment adviser slightly reduced the Fund’s holdings in this area in late 2022, as yield spreads had tightened following a period of strong performance.
Describe portfolio positioning at period end.
The Fund was underweight in U.S. Treasuries, non-U.S. government debt and the emerging markets. It was overweight in mortgages, ABS, CMBS, investment-grade corporate bonds and high yield bonds. The Fund’s duration was shorter than that of the benchmark.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of March 31, 2023 (continued)
7
Fund Summary
BlackRock Sustainable Low Duration Bond Fund
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional ...................................... 4.37% 3.80% 3.01% (0.34)% N/A (2.37)% N/A
Investor A ....................................... 4.02 3.47 2.88 (0.60) (2.83)% (2.62) (4.13)%
Class K ........................................ 4.42 3.85 3.03 (0.31) N/A (2.33) N/A
ICE BofA 1-3 Year U.S. Corporate & Government Index
(d)
..... — — 2.40 0.30 N/A (1.82) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund normally invests at least 80% of its assets in bonds. The Fund may invest up to 20% of its assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”).
(c)
The Fund commenced operations on October 18, 2021.
(d)
An unmanaged index comprised of investment grade corporate bonds and U.S. Government Agency and U.S. Treasury securities with a maturity ranging from one to three years.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,030.10 $ 1.92 $ 1,000.00 $ 1,023.04 $ 1.92 0.38%
Investor A ................................ 1,000.00 1,028.80 3.24 1,000.00 1,021.74 3.23 0.64
Class K .................................. 1,000.00 1,030.30 1.77 1,000.00 1,023.19 1.77 0.35
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 36.6%
U.S. Treasury Obligations ............................. 29.7
Asset-Backed Securities .............................. 16.4
U.S. Government Sponsored Agency Securities .............. 9.7
Non-Agency Mortgage-Backed Securities .................. 6.0
Foreign Agency Obligations ............................ 1.6
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/ Aaa
(c)
...................................... 60.7%
AA/Aa ......................................... 0.6
A ............................................ 16.1
BBB/Baa ....................................... 14.5
BB/Ba ......................................... 3.8
B ............................................ 2.2
CCC/ Caa ....................................... 0.0
(d)
NR ........................................... 2.1
(a)
Excludes short-term securities and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 0.1% of the Fund's total investments.

Fund Summary
as of March 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders
8
BlackRock Sustainable Total Return Fund
Investment Objective
BlackRock Sustainable Total Return Fund’s (the “Fund”) investment objective is to realize a total return that exceeds that of the Bloomberg U.S. Aggregate Bond Index
(the “Benchmark”) while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the six month period ended March 31, 2023, all of the Fund's share classes outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.
What factors influenced performance?
The Fund’s duration and yield curve positioning contributed to performance, as did its allocation to structured securities and U.S. investment-grade corporate bonds.
(Duration is a measure of interest rate sensitivity.) The Fund’s macro strategies were the largest detractor from performance. The Fund’s cash position did not have a material impact on performance.
Describe recent portfolio activity.
In the fourth quarter of 2022, the investment adviser identified a number of attractive opportunities across the fixed-income market following the Fed’s fastest rate-hiking cycle in decades. The investment adviser sought to take advantage of these circumstances by adding to the Fund’s positions in higher-quality, short-dated assets that offered attractive yields. It maintained an active positioning within investment-grade corporate bonds in an effort to capitalize on the increased dispersion in the sector, and it increased the Fund’s overweight in agency mortgage-backed securities (“MBS”). At the same time, it kept the allocation to high yield bonds near historically low levels.
The Fund’s overall duration was slightly below the benchmark at the end of 2022, with an overweight in U.S. short-term bonds offset by a short position in seven- to 10-year bonds in Japan. The investment adviser continued to reduce duration during the second half of the reporting period.
The investment adviser rotated the Fund’s holdings in securitized assets during the first quarter of 2023, moving up in quality by buying higher-rated commercial mortgage-
backed securities and asset-backed securities. In both areas, it sought issues with structural protections. The investment adviser maintained a defensive posture in the emerging markets given concerns about tighter global central bank policies, weaker economic growth and reduced liquidity in the market. It also maintained a cautious approach to lower-quality bonds, with a preference for high yield issues over bank loans. The investment adviser slightly trimmed the Fund’s position in investment-grade corporate bonds due to unattractive yield spreads, and it further added to agency MBS.
Describe portfolio positioning at period end.
The Fund’s duration was below that of the index. It was overweight in investment-grade corporate bonds, with a focus on short-dated securities, and it retained a sizable allocation to high-quality securitized assets. The Fund was underweight in high yield bonds and the emerging markets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of March 31, 2023 (continued)
9
Fund Summary
BlackRock Sustainable Total Return Fund
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional ...................................... 4.06% 3.17% 5.65% (5.19)% N/A (8.02)% N/A
Investor A ....................................... 3.64 2.82 5.52 (5.44) (9.23)% (8.28) (10.83)%
Class K ........................................ 4.11 3.23 5.67 (5.15) N/A (7.99) N/A
Bloomberg U.S. Aggregate Bond Index
(d)
................ — — 4.89 (4.78) N/A (7.19) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities.
(c)
The Fund commenced operations on October 18, 2021.
(d)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,056.50 $ 2.15 $ 1,000.00 $ 1,022.84 $ 2.12 0.42%
Investor A ................................ 1,000.00 1,055.20 3.48 1,000.00 1,021.54 3.43 0.68
Class K .................................. 1,000.00 1,056.70 2.00 1,000.00 1,022.99 1.97 0.39
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 40.6%
Corporate Bonds ................................... 23.0
U.S. Treasury Obligations ............................. 20.8
Asset-Backed Securities .............................. 10.5
Non-Agency Mortgage-Backed Securities .................. 3.8
Foreign Government Obligations ........................ 0.8
Municipal Bonds ................................... 0.5
Preferred Securities ................................. 0.0
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/Aaa
(d)
...................................... 66.3%
AA/Aa ......................................... 2.3
A ............................................ 10.3
BBB/Baa ....................................... 14.7
BB/Ba ......................................... 0.1
B ............................................ 0.1
CC/Ca ........................................ 0.3
NR ........................................... 5.9
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

About Fund Performance
2023
BlackRock Semi-Annual Report to Shareholders
10
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for BlackRock Sustainable High Yield Bond Fund and BlackRock Sustainable
Total Return Fund and 2.25% for BlackRock Sustainable Low Duration Bond Fund and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
11
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund
12
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Shares
Shares Value
Common Stocks
Chemicals — 0.1%
Element Solutions, Inc.
(a)
.............. 2,144 $ 41,400
Financial Services — 0.0%
Block, Inc., Class A
(b)
................ 259 17,780
Ground Transportation — 0.1%
Uber Technologies, Inc.
(b)
............. 939 29,766
IT Services — 0.0%
Twilio, Inc., Class A
(b)
................ 87 5,797
Total Common Stocks — 0.2%
(Cost: $135,166) ................................ 94,743
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.6%
(c)
Bombardier, Inc.
7.13%, 06/15/26 ................. USD 175 175,630
7.88%, 04/15/27 ................. 124 125,529
6.00%, 02/15/28 ................. 59 57,452
7.50%, 02/01/29 ................. 92 93,983
TransDigm, Inc.
6.25%, 03/15/26 ................. 454 454,413
6.75%, 08/15/28 ................. 472 476,720
Triumph Group, Inc., 9.00%, 03/15/28 .... 173 173,182
1,556,909
Automobile Components — 2.1%
Clarios Global LP
(c)
6.75%, 05/15/25 ................. 100 101,065
6.25%, 05/15/26 ................. 149 148,627
8.50%, 05/15/27 ................. 525 526,969
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 123 126,394
5.63%, 04/30/33 ................. 2 1,730
904,785
Automobiles — 0.7%
Ford Motor Co.
3.25%, 02/12/32 ................. 309 242,861
6.10%, 08/19/32 ................. 53 51,360
294,221
Broadline Retail — 0.5%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 49 37,227
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 77 66,577
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 47 43,650
3.63%, 10/01/31 ................. 17 13,834
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 44 41,310
202,598
Building Products — 0.7%
(c)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 ................. 8 7,602
6.38%, 06/15/30 ................. 174 170,492
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 48 44,445
Masonite International Corp., 5.38%, 02/01/28 3 2,865
Standard Industries, Inc.
5.00%, 02/15/27 ................. 5 4,749
4.75%, 01/15/28 ................. 5 4,671
4.38%, 07/15/30 ................. 58 50,460
Security
Par (000)
Par (000) Value
Building Products (continued)
3.38%, 01/15/31 ................. USD 43 $ 34,558
319,842
Capital Markets — 0.4%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
.................... 33 33,215
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... 47 41,379
MSCI, Inc.
(c)
3.63%, 09/01/30 ................. 32 27,818
3.25%, 08/15/33 ................. 6 4,914
Northern Trust Corp., 6.13%, 11/02/32 .... 60 63,967
171,293
Chemicals — 3.0%
Ashland LLC, 3.38%, 09/01/31
(c)
........ 117 95,639
Avient Corp., 7.13%, 08/01/30
(c)
........ 36 37,125
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ................. 150 142,530
3.38%, 02/15/29 ................. 350 299,874
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 258 226,431
HB Fuller Co., 4.00%, 02/15/27 ........ 47 42,959
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.. 200 161,000
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)(d)
57 41,040
WR Grace Holdings LLC
(c)
4.88%, 06/15/27 ................. 24 23,134
5.63%, 08/15/29 ................. 240 203,400
7.38%, 03/01/31 ................. 29 29,110
1,302,242
Commercial Services & Supplies — 3.1%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 3 2,675
4.88%, 07/15/32 ................. 17 14,999
Allied Universal Holdco LLC
(c)
6.63%, 07/15/26 ................. 180 172,981
9.75%, 07/15/27 ................. 160 142,602
4.63%, 06/01/28 ................. 200 169,250
APi Group DE, Inc.
(c)
4.13%, 07/15/29 ................. 19 16,303
4.75%, 10/15/29 ................. 24 21,116
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 26 25,870
5.75%, 07/15/29 ................. 80 71,600
Aramark Services, Inc.
(c)
5.00%, 04/01/25 ................. 9 8,857
5.00%, 02/01/28 ................. 117 110,736
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 20 17,795
5.00%, 09/01/30 ................. 15 12,903
Garda World Security Corp.
(c)
4.63%, 02/15/27 ................. 22 19,748
7.75%, 02/15/28 ................. 63 62,093
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. 3 2,927
3.75%, 08/01/25 ................. 5 4,805
5.13%, 12/15/26 ................. 43 42,044
4.00%, 08/01/28 ................. 4 3,634
3.50%, 09/01/28 ................. 6 5,430
4.75%, 06/15/29 ................. 88 82,201
4.38%, 08/15/29 ................. 16 14,323
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 41 36,689
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 95 73,388
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
. 18 16,688
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. 92 91,310

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
6.25%, 01/15/28 ................. USD 50 $ 46,750
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 29 25,317
1,315,034
Communications Equipment — 1.1%
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 113 106,418
CommScope, Inc.
(c)
6.00%, 03/01/26 ................. 41 39,569
8.25%, 03/01/27 ................. 13 10,649
7.13%, 07/01/28 ................. 13 9,588
4.75%, 09/01/29 ................. 81 67,515
Nokia OYJ, 6.63%, 05/15/39 .......... 96 95,820
Viasat, Inc.
(c)
5.63%, 09/15/25 ................. 59 55,936
5.63%, 04/15/27 ................. 25 23,475
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
... 60 51,310
460,280
Construction & Engineering — 0.2%
(c)
Dycom Industries, Inc., 4.50%, 04/15/29 ... 31 27,977
MasTec, Inc., 4.50%, 08/15/28 ......... 40 36,972
64,949
Consumer Finance — 1.8%
Ford Motor Credit Co. LLC
4.13%, 08/04/25 ................. 200 190,253
4.39%, 01/08/26 ................. 200 189,750
7.35%, 03/06/30 ................. 200 205,500
OneMain Finance Corp.
6.88%, 03/15/25 ................. 10 9,690
7.13%, 03/15/26 ................. 53 50,949
6.63%, 01/15/28 ................. 20 18,336
4.00%, 09/15/30 ................. 95 71,250
SLM Corp., 3.13%, 11/02/26 .......... 41 34,850
770,578
Consumer Staples Distribution & Retail — 0.9%
(c)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 49 46,109
4.63%, 01/15/27 ................. 8 7,737
6.50%, 02/15/28 ................. 44 44,110
3.50%, 03/15/29 ................. 5 4,350
4.88%, 02/15/30 ................. 103 96,138
United Natural Foods, Inc., 6.75%, 10/15/28 51 47,400
US Foods, Inc.
6.25%, 04/15/25 ................. 78 78,703
4.75%, 02/15/29 ................. 47 43,416
4.63%, 06/01/30 ................. 5 4,511
372,474
Containers & Packaging — 4.6%
ARD Finance SA, 6.50%, 06/30/27
(c)
..... 200 152,980
Ardagh Metal Packaging Finance USA LLC
(c)
6.00%, 06/15/27 ................. 200 198,205
4.00%, 09/01/29 ................. 200 156,500
Ball Corp., 3.13%, 09/15/31 .......... 189 156,397
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 118 113,575
8.75%, 04/15/30 ................. 76 69,064
Crown Americas LLC, 4.25%, 09/30/26 ... 124 118,875
Graphic Packaging International LLC, 3.50%,
03/15/28
(c)
.................... 98 89,690
Mauser Packaging Solutions Holding Co.
(c)
7.88%, 08/15/26 ................. 577 577,000
9.25%, 04/15/27 ................. 6 5,544
Sealed Air Corp.
(c)
4.00%, 12/01/27 ................. 70 65,324
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
6.13%, 02/01/28 ................. USD 44 $ 44,491
Trivium Packaging Finance BV, 8.50%,
08/15/27
(c)(e)
................... 228 207,480
1,955,125
Distributors — 0.2%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 20 17,077
Resideo Funding, Inc., 4.00%, 09/01/29 ... 8 6,652
Ritchie Bros Holdings, Inc.
6.75%, 03/15/28 ................. 18 18,537
7.75%, 03/15/31 ................. 59 61,833
104,099
Diversified Consumer Services — 0.4%
Sotheby's, 5.88%, 06/01/29
(c)
.......... 200 165,864
Diversified REITs — 0.5%
(c)
HAT Holdings I LLC, 3.38%, 06/15/26 .... 106 91,955
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ....... 46 39,502
Uniti Group LP, 10.50%, 02/15/28 ....... 104 100,880
232,337
Diversified Telecommunication Services — 6.4%
Altice France SA, 5.13%, 07/15/29
(c)
..... 200 150,500
CCO Holdings LLC
(c)
5.00%, 02/01/28 ................. 73 67,342
6.38%, 09/01/29 ................. 168 160,440
4.75%, 03/01/30 ................. 33 28,591
4.25%, 02/01/31 ................. 125 102,208
7.38%, 03/01/31 ................. 14 13,781
4.75%, 02/01/32 ................. 78 65,509
4.50%, 06/01/33 ................. 25 20,126
4.25%, 01/15/34 ................. 92 71,955
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. 65 59,091
5.00%, 05/01/28 ................. 38 32,975
8.75%, 05/15/30 ................. 179 178,286
Iliad Holding SASU
(c)
6.50%, 10/15/26 ................. 200 190,604
7.00%, 10/15/28 ................. 294 278,944
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. 59 46,666
4.63%, 09/15/27 ................. 32 19,240
4.25%, 07/01/28 ................. 159 89,708
3.63%, 01/15/29 ................. 21 11,611
3.75%, 07/15/29 ................. 59 31,456
3.88%, 11/15/29 ................. 108 78,163
Lumen Technologies, Inc.
(c)
4.00%, 02/15/27 ................. 100 66,000
4.50%, 01/15/29 ................. 16 7,160
Sprint Capital Corp.
6.88%, 11/15/28 ................. 234 251,440
8.75%, 03/15/32 ................. 197 239,848
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 60 54,325
6.00%, 09/30/34 ................. 71 60,883
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 273 207,480
6.13%, 03/01/28 ................. 265 161,173
2,745,505
Electric Utilities — 2.3%
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(c)
.................... 233 223,389
NRG Energy, Inc.
5.75%, 01/15/28 ................. 8 7,845

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund
14
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.92%),
10.25%
(c)(d)(f)
.................. USD 101 $ 96,517
5.25%, 06/15/29
(c)
................ 3 2,785
3.88%, 02/15/32
(c)
................ 17 13,600
7.00%, 03/15/33
(c)
................ 45 46,616
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 674 616,605
1,007,357
Electrical Equipment — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28
(c)
.... 100 88,235
Electronic Equipment, Instruments & Components — 0.3%
Sensata Technologies, Inc., 4.38%, 02/15/30
(c)
160 145,785
Entertainment — 0.5%
(c)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 48 31,560
Live Nation Entertainment, Inc.
5.63%, 03/15/26 ................. 4 3,870
6.50%, 05/15/27 ................. 107 108,150
4.75%, 10/15/27 ................. 46 42,550
3.75%, 01/15/28 ................. 37 33,115
219,245
Financial Services — 2.3%
Block, Inc.
2.75%, 06/01/26 ................. 52 47,412
3.50%, 06/01/31 ................. 309 253,766
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 65 63,375
MGIC Investment Corp., 5.25%, 08/15/28 .. 92 87,446
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 27 24,503
5.75%, 11/15/31 ................. 26 20,167
Rocket Mortgage LLC, 2.88%, 10/15/26
(c)
.. 98 87,710
Sabre GLBL, Inc.
(c)
9.25%, 04/15/25 ................. 32 30,144
7.38%, 09/01/25 ................. 72 64,331
11.25%, 12/15/27 ................ 25 23,296
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
... 80 75,200
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
. 208 208,000
985,350
Food Products — 1.8%
(c)
Chobani LLC
7.50%, 04/15/25 ................. 81 78,977
4.63%, 11/15/28 ................. 173 157,646
Darling Ingredients, Inc., 6.00%, 06/15/30 .. 162 161,449
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 ................. 180 174,591
4.13%, 01/31/30 ................. 131 119,865
4.38%, 01/31/32 ................. 96 87,063
779,591
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 16 13,980
Ground Transportation — 1.4%
(c)
Hertz Corp. (The)
4.63%, 12/01/26 ................. 30 27,165
5.00%, 12/01/29 ................. 24 19,877
NESCO Holdings II, Inc., 5.50%, 04/15/29 .. 48 43,425
Uber Technologies, Inc.
8.00%, 11/01/26 ................. 14 14,353
7.50%, 09/15/27 ................. 146 150,542
6.25%, 01/15/28 ................. 98 97,755
4.50%, 08/15/29 ................. 180 164,025
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Williams Scotsman International, Inc., 4.63%,
08/15/28 ..................... USD 76 $ 69,136
XPO Escrow Sub LLC, 7.50%, 11/15/27 ... 21 21,840
608,118
Health Care Equipment & Supplies — 1.9%
Avantor Funding, Inc.
(c)
4.63%, 07/15/28 ................. 131 124,122
3.88%, 11/01/29 ................. 119 106,505
Embecta Corp., 6.75%, 02/15/30
(c)
...... 19 17,290
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 46 49,147
Hologic, Inc., 3.25%, 02/15/29
(c)
........ 145 129,002
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. 20 17,350
5.25%, 10/01/29 ................. 220 190,875
Teleflex, Inc.
4.63%, 11/15/27 ................. 3 2,930
4.25%, 06/01/28
(c)
................ 183 174,018
811,239
Health Care Providers & Services — 3.7%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. 26 25,188
5.00%, 04/15/29 ................. 5 4,700
AdaptHealth LLC, 6.13%, 08/01/28
(c)
..... 45 41,317
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
115 96,600
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 17 9,307
Centene Corp.
2.45%, 07/15/28 ................. 19 16,530
3.00%, 10/15/30 ................. 191 160,837
2.50%, 03/01/31 ................. 47 38,061
2.63%, 08/01/31 ................. 25 20,258
Community Health Systems, Inc.
(c)
6.00%, 01/15/29 ................. 142 120,115
5.25%, 05/15/30 ................. 102 80,014
4.75%, 02/15/31 ................. 49 36,175
Encompass Health Corp.
4.50%, 02/01/28 ................. 109 101,598
4.75%, 02/01/30 ................. 5 4,546
4.63%, 04/01/31 ................. 62 54,160
HCA, Inc., 4.63%, 03/15/52
(c)
.......... 41 34,042
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 96 85,293
Legacy LifePoint Health LLC
(c)
6.75%, 04/15/25 ................. 13 12,337
4.38%, 02/15/27 ................. 29 23,718
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... 19 18,216
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 30 27,909
3.88%, 11/15/30 ................. 10 8,725
3.88%, 05/15/32 ................. 8 6,723
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 56 49,453
Pediatrix Medical Group, Inc., 5.38%,
02/15/30
(c)
.................... 118 106,811
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 55 54,410
10.00%, 04/15/27 ................ 76 77,490
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 67 65,684
6.25%, 02/01/27 ................. 25 24,585
5.13%, 11/01/27 ................. 29 27,841
6.13%, 10/01/28 ................. 35 33,545
4.25%, 06/01/29 ................. 20 18,094
6.13%, 06/15/30
(c)
................ 114 112,461
1,596,743

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 5.8%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. USD 26 $ 24,180
4.38%, 01/15/28 ................. 82 75,698
4.00%, 10/15/30 ................. 14 12,005
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 110 98,205
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 183 183,009
8.13%, 07/01/27 ................. 241 245,820
4.63%, 10/15/29 ................. 159 139,045
7.00%, 02/15/30 ................. 328 333,740
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 92 92,020
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 148 142,944
Cedar Fair LP, 5.50%, 05/01/25
(c)
....... 95 94,940
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ................. 2 1,958
4.75%, 01/15/28 ................. 22 20,602
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. 23 20,187
6.75%, 01/15/30 ................. 7 5,759
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(c)
................ 57 57,000
3.75%, 05/01/29
(c)
................ 66 59,070
4.88%, 01/15/30 ................. 105 100,575
4.00%, 05/01/31
(c)
................ 42 36,779
3.63%, 02/15/32
(c)
................ 18 15,188
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
67 49,609
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
200 189,695
MGM Resorts International, 5.75%, 06/15/25 90 89,783
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 53 46,075
Scientific Games International, Inc., 7.25%,
11/15/29
(c)
.................... 44 44,085
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
33 33,341
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 93 93,218
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 71 65,408
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(c)
65 59,043
Yum! Brands, Inc., 4.75%, 01/15/30
(c)
..... 85 81,208
2,510,189
Household Durables — 0.8%
Ashton Woods USA LLC, 4.63%, 08/01/29
(c)
25 20,250
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(c)
.................... 97 74,205
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
68 58,310
KB Home, 7.25%, 07/15/30 ........... 15 15,214
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
71 43,665
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(c)
.................... 68 66,710
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 17 14,956
3.88%, 10/15/31 ................. 31 25,885
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .. 22 20,900
340,095
Household Products — 0.0%
Spectrum Brands, Inc., 5.00%, 10/01/29
(c)
.. 18 15,622
Independent Power and Renewable Electricity Producers — 2.4%
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 ................. 730 697,150
3.75%, 01/15/32 ................. 86 71,473
TransAlta Corp., 7.75%, 11/15/29 ....... 238 250,111
1,018,734
Security
Par (000)
Par (000) Value
Insurance — 3.5%
(c)
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. USD 148 $ 132,562
6.75%, 10/15/27 ................. 317 294,017
6.75%, 04/15/28 ................. 136 134,470
5.88%, 11/01/29 ................. 282 237,809
AmWINS Group, Inc., 4.88%, 06/30/29 .... 21 18,585
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 24 22,903
HUB International Ltd., 7.00%, 05/01/26 ... 113 111,057
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 ................. 62 64,261
10.50%, 12/15/30 ................ 61 61,440
NFP Corp.
4.88%, 08/15/28 ................. 120 108,240
6.88%, 08/15/28 ................. 294 252,293
7.50%, 10/01/30 ................. 24 23,190
Ryan Specialty Group LLC, 4.38%, 02/01/30 34 29,729
1,490,556
IT Services — 0.8%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 57 47,204
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(c)
93 83,925
Gartner, Inc.
(c)
4.50%, 07/01/28 ................. 51 48,409
3.63%, 06/15/29 ................. 23 20,523
Northwest Fiber LLC
(c)
4.75%, 04/30/27 ................. 54 46,133
6.00%, 02/15/28 ................. 12 8,879
Presidio Holdings, Inc., 4.88%, 02/01/27
(c)
.. 8 7,645
Twilio, Inc.
3.63%, 03/15/29 ................. 18 15,525
3.88%, 03/15/31 ................. 95 80,610
358,853
Leisure Products — 0.2%
Mattel, Inc.
6.20%, 10/01/40 ................. 53 47,734
5.45%, 11/01/41 ................. 62 52,204
99,938
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
(c)
4.25%, 05/01/28 ................. 32 29,948
4.00%, 03/15/31 ................. 14 12,250
42,198
Machinery — 0.7%
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
43 38,411
Terex Corp., 5.00%, 05/15/29
(c)
........ 63 58,622
Titan International, Inc., 7.00%, 04/30/28 .. 23 20,723
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
200 188,820
306,576
Media — 4.6%
Altice Financing SA, 5.75%, 08/15/29
(c)
.... 400 318,000
AMC Networks, Inc., 4.25%, 02/15/29 .... 39 23,978
Cable One, Inc.
0.00%, 03/15/26
(g)(h)
............... 22 17,358
1.13%, 03/15/28
(g)
................ 147 107,457
4.00%, 11/15/30
(c)
................ 218 177,446
Charter Communications Operating LLC,
5.50%, 04/01/63 ................ 9 7,303
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 163 146,292
7.75%, 04/15/28 ................. 133 99,750
7.50%, 06/01/29 ................. 121 85,995
CSC Holdings LLC
5.25%, 06/01/24 ................. 5 4,825
4.13%, 12/01/30
(c)
................ 200 143,638

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund
16
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Media (continued)
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
. USD 42 $ 38,040
GCI LLC, 4.75%, 10/15/28
(c)
.......... 8 6,902
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. 111 99,992
4.25%, 01/15/29 ................. 3 2,490
4.63%, 03/15/30 ................. 23 19,181
Radiate Holdco LLC, 6.50%, 09/15/28
(c)
... 156 63,960
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 65 52,406
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 92 82,984
5.00%, 08/01/27 ................. 46 43,066
TEGNA, Inc., 4.75%, 03/15/26
(c)
........ 5 4,743
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... 200 184,000
Univision Communications, Inc.
(c)
6.63%, 06/01/27 ................. 36 34,135
7.38%, 06/30/30 ................. 48 45,381
Ziggo Bond Co. BV, 5.13%, 02/28/30
(c)
.... 200 160,811
1,970,133
Metals & Mining — 4.3%
(c)
Big River Steel LLC, 6.63%, 01/31/29 .... 727 721,446
Constellium SE
5.63%, 06/15/28 ................. 250 236,006
3.75%, 04/15/29 ................. 250 216,553
Novelis Corp.
3.25%, 11/15/26 ................. 390 356,407
4.75%, 01/30/30 ................. 14 12,863
3.88%, 08/15/31 ................. 346 291,415
1,834,690
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(c)
Ladder Capital Finance Holdings LLLP, 5.25%,
10/01/25 ..................... 6 5,279
Starwood Property Trust, Inc., 4.38%, 01/15/27 18 14,876
20,155
Oil, Gas & Consumable Fuels — 2.4%
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. 23 22,137
5.60%, 04/01/44 ................. 52 42,441
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 98 82,743
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 113 108,763
6.50%, 09/30/26 ................. 45 41,400
Occidental Petroleum Corp.
5.88%, 09/01/25 ................. 2 2,016
5.55%, 03/15/26 ................. 228 229,710
8.88%, 07/15/30 ................. 25 29,079
6.63%, 09/01/30 ................. 85 89,519
6.13%, 01/01/31 ................. 4 4,150
7.50%, 05/01/31 ................. 1 1,103
6.45%, 09/15/36 ................. 8 8,411
6.20%, 03/15/40 ................. 378 380,041
6.60%, 03/15/46 ................. 2 2,103
1,043,616
Passenger Airlines — 2.3%
(c)
American Airlines, Inc.
11.75%, 07/15/25 ................ 229 250,535
5.50%, 04/20/26 ................. 15 14,854
7.25%, 02/15/28 ................. 17 16,533
5.75%, 04/20/29 ................. 232 222,884
Mileage Plus Holdings LLC, 6.50%, 06/20/27 137 136,410
United Airlines, Inc.
4.38%, 04/15/26 ................. 187 178,905
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
4.63%, 04/15/29 ................. USD 203 $ 183,614
1,003,735
Personal Care Products — 0.1%
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
... 25 21,190
Pharmaceuticals — 0.7%
(c)
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 ................. 80 70,329
3.50%, 04/01/30 ................. 39 34,274
Organon & Co., 5.13%, 04/30/31 ....... 200 177,528
282,131
Professional Services — 0.7%
(c)
AMN Healthcare, Inc.
4.63%, 10/01/27 ................. 25 23,173
4.00%, 04/15/29 ................. 73 64,605
CoreLogic, Inc., 4.50%, 05/01/28 ....... 48 36,420
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 100 86,587
Korn Ferry, 4.63%, 12/15/27 .......... 87 82,215
293,000
Real Estate Management & Development — 0.7%
(c)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 154 137,872
Howard Hughes Corp. (The)
5.38%, 08/01/28 ................. 65 59,190
4.38%, 02/01/31 ................. 44 35,420
Realogy Group LLC, 5.75%, 01/15/29 .... 93 69,607
302,089
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 43 34,507
Semiconductors & Semiconductor Equipment — 0.9%
(c)
Entegris Escrow Corp., 4.75%, 04/15/29 ... 278 262,822
Entegris, Inc.
4.38%, 04/15/28 ................. 44 39,751
3.63%, 05/01/29 ................. 28 24,168
Synaptics, Inc., 4.00%, 06/15/29 ........ 68 58,557
385,298
Software — 6.6%
Alteryx, Inc., 8.75%, 03/15/28
(c)
........ 51 51,330
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
219 177,578
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
96 87,240
Boxer Parent Co., Inc.
(c)
7.13%, 10/02/25 ................. 53 52,747
9.13%, 03/01/26 ................. 66 64,002
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 31 29,295
Central Parent, Inc., 7.25%, 06/15/29
(c)
.... 106 104,185
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 ................. 361 322,181
4.88%, 07/01/29 ................. 196 177,257
Cloud Software Group Holdings, Inc., 6.50%,
03/31/29
(c)
.................... 617 545,801
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 ................. 17 14,769
6.50%, 10/15/28 ................. 15 12,439
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 5 4,364
Elastic NV, 4.13%, 07/15/29
(c)
......... 151 128,916
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 119 110,372
Gen Digital, Inc., 6.75%, 09/30/27
(c)
...... 68 68,354
McAfee Corp., 7.38%, 02/15/30
(c)
....... 185 155,121
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 65 57,688
NCR Corp., 6.13%, 09/01/29
(c)
......... 45 44,385
Open Text Corp., 6.90%, 12/01/27
(c)
...... 181 186,720

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Software (continued)
PTC, Inc.
(c)
3.63%, 02/15/25 ................. USD 49 $ 47,257
4.00%, 02/15/28 ................. 33 30,837
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
102 98,970
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 75 56,457
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
244 211,237
2,839,502
Specialized REITs — 0.7%
Iron Mountain, Inc.
(c)
5.00%, 07/15/28 ................. 5 4,653
5.25%, 07/15/30 ................. 6 5,410
5.63%, 07/15/32 ................. 33 30,147
SBA Communications Corp.
3.88%, 02/15/27 ................. 175 165,206
3.13%, 02/01/29 ................. 95 82,644
288,060
Specialty Retail — 1.8%
(c)
Arko Corp., 5.13%, 11/15/29 .......... 49 40,557
Asbury Automotive Group, Inc., 5.00%,
02/15/32 ..................... 40 35,040
GYP Holdings III Corp., 4.63%, 05/01/29 ... 117 100,035
Lithia Motors, Inc., 3.88%, 06/01/29 ...... 43 37,195
PetSmart, Inc., 7.75%, 02/15/29 ........ 250 245,403
Specialty Building Products Holdings LLC,
6.38%, 09/30/26 ................ 14 12,866
SRS Distribution, Inc.
4.63%, 07/01/28 ................. 96 85,257
6.13%, 07/01/29 ................. 91 76,778
6.00%, 12/01/29 ................. 81 66,879
Staples, Inc., 7.50%, 04/15/26 ......... 72 63,081
763,091
Textiles, Apparel & Luxury Goods — 0.9%
(c)
Crocs, Inc.
4.25%, 03/15/29 ................. 48 42,102
4.13%, 08/15/31 ................. 55 45,315
Hanesbrands, Inc., 9.00%, 02/15/31 ..... 74 75,757
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 30 25,746
Levi Strauss & Co., 3.50%, 03/01/31 ..... 132 112,530
William Carter Co. (The), 5.63%, 03/15/27 .. 94 91,364
392,814
Trading Companies & Distributors — 1.9%
(c)
Beacon Roofing Supply, Inc., 4.13%, 05/15/29 25 22,059
Boise Cascade Co., 4.88%, 07/01/30 ..... 61 53,918
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 23 18,230
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 78 75,270
Imola Merger Corp., 4.75%, 05/15/29 ..... 107 95,721
United Rentals North America, Inc., 6.00%,
12/15/29 ..................... 307 311,228
WESCO Distribution, Inc., 7.25%, 06/15/28 . 226 232,057
808,483
Wireless Telecommunication Services — 1.3%
(c)
Connect Finco SARL, 6.75%, 10/01/26 .... 333 313,020
Vmed O2 UK Financing I plc, 4.75%, 07/15/31 296 253,737
566,757
Total Corporate Bonds — 88.9%
(Cost: $41,681,095) .............................. 38,225,790
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Chemicals — 0.1%
(d)
Aruba Investments Holdings LLC, 2nd Lien
Term Loan, (1-mo. LIBOR USD at 0.75%
Floor + 7.75%), 12.59%
,
 11/24/28 ..... USD 12 $ 10,829
WR Grace Holdings LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.75%),
8.94%
,
 09/22/28 ................. 25 25,143
35,972
Commercial Services & Supplies — 0.2%
PECF USS Intermediate Holding III Corp., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
4.25%), 9.09%
,
 12/15/28
(d)
.......... 131 110,072
Containers & Packaging — 0.1%
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
8.78%
,
 08/14/26
(d)
................ 30 29,711
Diversified Consumer Services — 0.1%
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.66%
,
 12/10/29
(d)
.......... 29 24,891
Diversified Telecommunication Services — 1.2%
(d)
Cablevision Lightpath LLC, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
7.93%
,
 11/30/27 ................. 98 97,278
Frontier Communications Holdings LLC, Term
Loan B, (1-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 8.63%
,
 05/01/28 .......... 104 98,239
Radiate Holdco LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.09%
,
 09/25/26 ................. 201 164,109
Zayo Group Holdings, Inc., Term Loan, (1-mo.
LIBOR USD + 3.00%), 7.84%
,
 03/09/27 . 175 142,044
501,670
Financial Services — 0.4%
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.17%
,
 08/15/28
(d)(i)
187 177,663
Food Products — 0.0%
Chobani LLC, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.50%),
8.42%
,
 10/25/27
(d)(i)
............... 7 6,486
Health Care Equipment & Supplies — 0.0%
Bausch + Lomb Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.46%
,
 05/10/27
(d)
................ 3 2,795
Health Care Providers & Services — 0.0%
Surgery Center Holdings, Inc., Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.75%),
8.46%
,
 08/31/26
(d)
................ 18 17,848
Health Care Technology — 1.6%
(d)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(j)
................. 40 37,424
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.26%
,
 02/15/29 ................. 326 304,635
Verscend Holding Corp., Term Loan B1, (1-mo.
LIBOR USD + 4.00%), 8.84%
,
 08/27/25 . 336 335,540
677,599

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.5%
(d)
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.81%
,
 01/27/29 ........... USD 172 $ 169,021
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
7.91%
,
 12/15/27 ................. 35 34,359
203,380
Household Durables — 0.1%
SWF Holdings I Corp., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 4.00%),
8.75%
,
 10/06/28
(d)
................ 72 60,586
Insurance — 0.8%
(d)
Alliant Holdings Intermediate LLC, Term Loan
B4, (1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.28%
,
 11/05/27 ............ 23 22,499
Alliant Holdings Intermediate LLC, Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.35%
,
 11/05/27 .......... 50 48,872
AssuredPartners, Inc., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.34%
,
 02/12/27 ................. 98 96,930
Hub International Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.73%
,
 11/10/29 ................. 43 43,015
Hub International Ltd., Term Loan B3, (3-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.06%
,
 04/25/25 ................. 147 146,862
358,178
Media — 1.2%
(d)
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
8.33%
,
 08/21/26 ................. 357 331,477
DirecTV Financing LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 5.00%),
9.84%
,
 08/02/27 ................. 173 165,995
497,472
Passenger Airlines — 0.0%
(d)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 4.75%),
9.56%
,
 04/20/28 ................. 5 5,476
Mileage Plus Holdings LLC, Term Loan, (3-mo.
LIBOR USD at 1.00% Floor + 5.25%),
10.21%
,
 06/21/27 ................ 7 7,173
12,649
Professional Services — 0.3%
(d)
Dun & Bradstreet Corp. (The), Term Loan, (1-
mo. LIBOR USD + 3.25%), 8.10%
,
 02/06/26 89 88,354
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.25%),
8.04%
,
 01/18/29 ................. 43 42,229
130,583
Software — 1.5%
(d)
Banff Guarantor, Inc., 2nd Lien Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 5.50%),
10.34%
,
 02/27/26 ................ 96 92,100
Boxer Parent Co., Inc., Term Loan, (1-mo.
LIBOR USD + 3.75%), 8.59%
,
 10/02/25 . 157 155,106
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.15%
,
 07/06/29 ................. 36 35,751
Security
Par (000)
Par (000) Value
Software (continued)
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.50%
,
 03/30/29 ........... USD 182 $ 165,014
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.52%
,
 03/01/29 ................. 82 76,824
Sabre GLBL, Inc., Term Loan B1, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.34%
,
 12/17/27 ................. 6 5,293
Sabre GLBL, Inc., Term Loan B2, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.34%
,
 12/17/27 ................. 10 8,476
SS&C Technologies Holdings, Inc., Term
Loan B5, (1-mo. LIBOR USD + 1.75%),
6.59%
,
 04/16/25 ................. 95 94,667
633,231
Textiles, Apparel & Luxury Goods — 0.2%
(d)
Crocs, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.41%
,
 02/20/29 ................. 61 60,285
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.56%
,
 03/08/30
(i)
................ 30 29,850
90,135
Trading Companies & Distributors — 0.3%
SRS Distribution, Inc., Term Loan
(d)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.16%, 06/02/28 ......... 36 35,107
(1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.34%, 06/02/28 ......... 99 95,879
130,986
Total Floating Rate Loan Interests — 8.6%
(Cost: $3,879,938) .............................. 3,701,907
Preferred Securities
Capital Trusts — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b)(c)(d)(f)
.................... 57 50,160
Total Preferred Securities — 0.1%
(Cost: $57,000) ................................ 50,160
Total Long-Term Investments — 97.8%
(Cost: $45,753,199) .............................. 42,072,600

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70%
(k)(l)
.................. 674,502 $ 674,502
Total Short-Term Securities — 1.6%
(Cost: $674,502) ................................ 674,502
Total Options Purchased — 0.0%
(Cost: $21,476) ................................ 7,986
Total Investments Before Options Written — 99.4%
(Cost: $46,449,177 ) .............................. 42,755,088
Total Options Written — (0.0)%
(Premium Received — $(9,699)) ..................... (1,672)
Total Investments Net of Options Written — 99.4%
(Cost: $46,439,478 ) .............................. 42,753,416
Other Assets Less Liabilities — 0.6% ................... 238,203
Net Assets — 100.0% ..............................
$ 42,991,619
(a)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Perpetual security with no stated maturity date.
(g)
Convertible security.
(h)
Zero-coupon bond.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)
Annualized 7-day yield as of period end.
(l)
Affiliate of the Fund.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,002,589 $ — $ (328,087)
(a)
$ — $ — $ 674,502 674,502 $ 23,322 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund
20
Schedule of Investments
(unaudited) (continued)
March 31 , 2023
Derivative Financial Instruments Categorized by Risk Exposure
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
S&P 500 E-Mini Index ....................................................... 2 06/16/23 $ 414 $ (24,299)
U.S. Treasury 10 Year Note ................................................... 1 06/21/23 115 (3,242)
$ (27,541)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Invesco QQQ Trust 1 ......................... 6 04/14/23 USD 292.00 USD 193 $ 216
iShares Russell 2000 ETF ...................... 9 04/21/23 USD 185.00 USD 161 6,611
SPDR S&P 500 ETF Trust ...................... 19 04/21/23 USD 376.00 USD 778 1,159
$ 7,986
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Invesco QQQ Trust 1 .......................... 6 04/14/23 USD 270.00 USD 193 $ (51)
iShares Russell 2000 ETF ....................... 9 04/21/23 USD 170.00 USD 161 (1,098)
SPDR S&P 500 ETF Trust ....................... 19 04/21/23 USD 360.00 USD 778 (523)
$ (1,672)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Options Written ................................................... N/A N/A 8,027 — (1,672)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Options purchased
Investments at value — unaffiliated
(a)
............ $ — $ — $ 7,986 $ — $ — $ — $ 7,986
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(b)
...... $ — $ — $ 24,299 $ — $ 3,242 $ — $ 27,541
Options written
Options written at value ..................... — — 1,672 — — — 1,672
$ — $ — $ 25,971 $ — $ 3,242 $ — $ 29,213

BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
21
Schedule of Investments
(unaudited) (continued)
March 31 , 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Includes options purchased at value as reported in the Schedule of Investments.
(b)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 8,738 $ — $ 13,559 $ — $ 22,297
Options purchased
(a)
.................... — — (27,078) — — — (27,078)
Options written ........................ — — 12,837 — — — 12,837
$ — $ — $ (5,503) $ — $ 13,559 $ — $ 8,056
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (24,299) $ — $ (14,146) $ — $ (38,445)
Options purchased
(b)
.................... — — (13,490) — — — (13,490)
Options written ........................ — — 8,027 — — — 8,027
$ — $ — $ (29,762) $ — $ (14,146) $ — $ (43,908)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — short ................................................................................. $ 376,560
Options
Average value of option contracts purchased ................................................................................ $ 14,502
Average value of option contracts written ................................................................................... $ 3,164
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 94,743 $ — $ — $ 94,743
Corporate Bonds ........................................ — 38,225,790 — 38,225,790
Floating Rate Loan Interests
Chemicals ............................................ — 35,972 — 35,972
Commercial Services & Supplies ............................. — 110,072 — 110,072
Containers & Packaging .................................. — 29,711 — 29,711
Diversified Consumer Services .............................. — 24,891 — 24,891
Diversified Telecommunication Services ........................ — 501,670 — 501,670
Financial Services ...................................... — — 177,663 177,663
Food Products ......................................... — — 6,486 6,486
Health Care Equipment & Supplies ........................... — 2,795 — 2,795
Health Care Providers & Services ............................ — 17,848 — 17,848
Health Care Technology .................................. — 677,599 — 677,599
Hotels, Restaurants & Leisure .............................. — 203,380 — 203,380
Household Durables ..................................... — 60,586 — 60,586
Insurance ............................................ — 358,178 — 358,178
Media ............................................... — 497,472 — 497,472
Passenger Airlines ...................................... — 12,649 — 12,649
Professional Services .................................... — 130,583 — 130,583
Software ............................................. — 633,231 — 633,231
Textiles, Apparel & Luxury Goods ............................ — 60,285 29,850 90,135

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund
22
Schedule of Investments
(unaudited) (continued)
March 31 , 2023
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Trading Companies & Distributors ............................ $ — $ 130,986 $ — $ 130,986
Capital Trusts ........................................... — 50,160 — 50,160
Short-Term Securities
Money Market Funds ...................................... 674,502 — — 674,502
Options Purchased
Equity contracts .......................................... 7,986 — — 7,986
$ 777,231 $ 41,763,858 $ 213,999 $ 42,755,088
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (25,971) $ — $ — $ (25,971)
Interest rate contracts ....................................... (3,242) — — (3,242)
$ (29,213) $ — $ — $ (29,213)
(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (3-mo. LIBOR USD at 1.07% Floor +
1.07%), 5.88%, 04/20/33
(a)(b)
......... USD 250 $ 245,996
AIG CLO LLC, Series 2018-1A, Class A1R, (3-
mo. LIBOR USD at 1.12% Floor + 1.12%),
5.93%, 04/20/32
(a)(b)
............... 250 246,269
Anchorage Capital CLO 3-R Ltd., Series 2014-
3RA, Class A, (3-mo. LIBOR USD at 1.05%
Floor + 1.05%), 5.85%, 01/28/31
(a)(b)
.... 245 241,506
Arbor Realty Commercial Real Estate Notes
Ltd., Series 2022-FL2, Class A, (1-mo.
CME Term SOFR at 1.85% Floor + 1.85%),
6.68%, 05/15/37
(a)(b)
............... 100 98,250
Ares LVI CLO Ltd., Series 2020-56A, Class
AR, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 5.98%, 10/25/34
(a)(b)
......... 250 243,605
BA Credit Card Trust
Series 2022-A1, Class A1, 3.53%, 11/15/27 59 57,647
Series 2022-A2, Class A2, 5.00%, 04/15/28 218 220,620
Barings CLO Ltd., Series 2019-3A, Class
A1R, (3-mo. LIBOR USD at 1.07% Floor +
1.07%), 5.88%, 04/20/31
(a)(b)
......... 250 246,236
Beechwood Park CLO Ltd., Series 2019-1A,
Class A1R, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 5.96%, 01/17/35
(a)(b)
250 241,669
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class A1, (3-mo. LIBOR USD at 1.08%
Floor + 1.08%), 5.87%, 07/15/31
(a)(b)
.... 250 246,319
BMW Vehicle Owner Trust, Series 2022-A,
Class A3, 3.21%, 08/25/26 .......... 237 231,583
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A, 3.49%, 05/15/27 34 33,201
Series 2022-A3, Class A, 4.95%, 10/15/27 64 64,661
CIFC Funding Ltd., Series 2021-5A, Class
A, (3-mo. LIBOR USD at 1.14% Floor +
1.14%), 5.93%, 07/15/34
(a)(b)
......... 250 244,213
College Avenue Student Loans LLC, Series
2021-C, Class A1, (1-mo. LIBOR USD +
0.90%), 5.75%, 07/26/55
(a)(b)
......... 83 79,418
Discover Card Execution Note Trust, Series
2022-A3, Class A3, 3.56%, 07/15/27 .... 30 29,312
Enterprise Fleet Financing LLC
(b)
Series 2022-4, Class A2, 5.76%, 10/22/29 220 221,510
Series 2023-1, Class A2, 5.51%, 01/22/29 90 90,183
Ford Credit Auto Owner Trust
Series 2022-B, Class A4, 3.93%, 08/15/27 44 43,298
Series 2023-1, Class A, 4.85%, 08/15/35
(b)
145 145,341
Series 2023-A, Class A3, 4.65%, 02/15/28 50 49,995
FS Rialto Issuer LLC, Series 2022-FL5, Class
A, (1-mo. CME Term SOFR at 2.30% Floor +
2.30%), 6.99%, 06/19/37
(a)(b)
......... 100 100,190
GM Financial Consumer Automobile
Receivables Trust, Series 2022-3, Class A3,
3.64%, 04/16/27 ................. 54 52,920
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-3CS, Class A, 2.10%, 05/20/48 160 126,252
Series 2021-5CS, Class A, 2.31%, 10/20/48 82 64,804
Series 2022-1GS, Class A, 2.70%, 01/20/49 45 36,588
Series 2022-2CS, Class A, 4.00%, 04/20/49 23 21,055
Series 2022-3CS, Class A, 4.95%, 07/20/49 56 53,359
Honda Auto Receivables Owner Trust, Series
2023-1, Class A3, 5.04%, 04/21/27 ..... 110 110,814
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/26 55 54,047
Series 2022-C, Class A3, 5.39%, 06/15/27 53 53,637
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Loanpal Solar Loan Ltd., Series 2021-1GS,
Class A, 2.29%, 01/20/48
(b)
.......... USD 135 $ 106,208
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (3-mo. LIBOR USD at
1.07% Floor + 1.07%), 5.86%, 07/15/33
(a)(b)
250 245,927
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2022-FL8, Class A, (SOFR 30 Day
Average at 1.35% Floor + 1.35%), 5.91%,
02/19/37
(a)(b)
.................... 100 97,202
Mosaic Solar Loan Trust
(b)
Series 2021-1A, Class A, 1.51%, 12/20/46 95 79,235
Series 2022-1A, Class A, 2.64%, 01/20/53 88 76,948
Mosaic Solar Loans LLC, Series 2017-2A,
Class C, 2.00%, 06/22/43
(b)
.......... 17 16,802
Navient Private Education Refi Loan Trust
(b)
Series 2020-CA, Class A2B, (1-mo. LIBOR
USD + 1.60%), 6.28%, 11/15/68
(a)
... 206 204,033
Series 2021-CA, Class A, 1.06%, 10/15/69 124 108,039
Series 2021-GA, Class A, 1.58%, 04/15/70 99 86,628
Series 2022-A, Class A, 2.23%, 07/15/70 . 129 115,727
Series 2022-BA, Class A, 4.16%, 10/15/70 112 107,934
Nelnet Student Loan Trust, Series 2021-DA,
Class AFX, 1.63%, 04/20/62
(b)
........ 105 95,469
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class AR, (3-mo. LIBOR
USD at 0.92% Floor + 0.92%), 5.71%,
10/18/30
(a)(b)
.................... 250 247,526
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A1RR, (3-mo. LIBOR USD
at 0.97% Floor + 0.97%), 5.77%, 07/19/30
(a)
(b)
........................... 242 239,244
OneMain Financial Issuance Trust, Series
2022-S1, Class A, 4.13%, 05/14/35
(b)
... 120 115,909
Oportun Issuance Trust, Series 2021-C, Class
A, 2.18%, 10/08/31
(b)
.............. 100 90,039
Palmer Square CLO Ltd., Series 2013-2A,
Class A1A3, (3-mo. LIBOR USD at 1.00%
Floor + 1.00%), 5.80%, 10/17/31
(a)(b)
.... 250 246,878
PFS Financing Corp., Series 2023-A, Class A,
5.80%, 03/15/28
(b)
................ 125 127,058
Prodigy Finance DAC, Series 2021-1A, Class
A, (1-mo. LIBOR USD + 1.25%), 6.10%,
07/25/51
(a)(b)
.................... 95 92,427
Romark CLO II Ltd., Series 2018-2A, Class
A1, (3-mo. LIBOR USD at 1.18% Floor +
1.18%), 5.99%, 07/25/31
(a)(b)
......... 250 246,580
SMB Private Education Loan Trust
(a)(b)
Series 2022-B, Class A1B, (SOFR 30 Day
Average + 1.45%), 6.01%, 02/16/55 .. 171 168,461
Series 2022-C, Class A1B, (SOFR 30 Day
Average at 1.85% Floor + 1.85%), 6.41%,
05/16/50 .................... 86 85,432
SoFi Professional Loan Program LLC
(b)
Series 2019-A, Class A2FX, 3.69%,
06/15/48 .................... 152 146,192
Series 2019-B, Class A2FX, 3.09%,
08/17/48 .................... 37 34,962
SoFi Professional Loan Program Trust
(b)
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... 64 60,055
Series 2021-B, Class AFX, 1.14%, 02/15/47 118 98,278

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund
24
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sunnova Sol IV Issuer LLC, Series 2022-A,
Class A, 2.79%, 02/22/49
(b)
.......... USD 93 $ 80,413
Total Asset-Backed Securities — 16.0%
(Cost: $7,682,729) .............................. 7,414,104
Corporate Bonds
Aerospace & Defense — 0.3%
(b)
Bombardier, Inc.
7.13%, 06/15/26 ................. 18 18,065
7.88%, 04/15/27 ................. 15 15,185
7.50%, 02/01/29 ................. 6 6,129
TransDigm, Inc.
8.00%, 12/15/25 ................. 9 9,169
6.25%, 03/15/26 ................. 65 65,059
6.75%, 08/15/28 ................. 30 30,300
143,907
Automobile Components — 0.2%
Clarios Global LP, 6.25%, 05/15/26
(b)
..... 65 64,837
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... 8 8,221
73,058
Automobiles — 0.3%
Nissan Motor Acceptance Co. LLC, 2.00%,
03/09/26
(b)
.................... 165 146,229
Banks — 6.9%
Banco Bilbao Vizcaya Argentaria SA, 0.38%,
10/02/24
(c)
.................... EUR 100 103,101
Bank of America Corp.
(a)
(1-Day SOFR + 1.46%), 1.49%, 05/19/24 USD 100 99,445
(1-Day SOFR + 0.91%), 0.98%, 09/25/25 200 186,618
(3-mo. LIBOR USD + 0.87%), 2.46%,
10/22/25 .................... 200 190,390
(1-Day SOFR + 0.65%), 1.53%, 12/06/25 240 224,383
Bank of Montreal, 5.20%, 12/12/24 ...... 115 115,144
BNP Paribas SA, (3-mo. EURIBOR + 0.80%),
0.38%, 10/14/27
(a)(c)
.............. EUR 100 94,854
CaixaBank SA, (3-mo. EURIBOR + 0.85%),
0.38%, 11/18/26
(a)(c)
.............. 100 97,608
Citigroup, Inc.
(a)
(1-Day SOFR + 0.53%), 1.28%, 11/03/25 USD 35 32,693
(1-Day SOFR + 1.53%), 3.29%, 03/17/26 60 57,491
(1-Day SOFR + 1.55%), 5.61%, 09/29/26 110 110,820
(1-Day SOFR + 0.77%), 1.46%, 06/09/27 60 53,272
HSBC Holdings plc
(a)
(1-Day SOFR + 1.40%), 2.63%, 11/07/25 200 189,232
(1-Day SOFR + 1.93%), 2.10%, 06/04/26 200 183,656
HSBC USA, Inc., 5.63%, 03/17/25 ...... 200 200,376
Intesa Sanpaolo SpA, 1.50%, 04/10/24
(c)
... EUR 100 105,902
JPMorgan Chase & Co.
(a)
(3-mo. LIBOR USD + 0.89%), 3.80%,
07/23/24 .................... USD 49 48,746
(1-Day SOFR + 0.49%), 0.77%, 08/09/25 200 187,780
(1-Day SOFR + 1.85%), 2.08%, 04/22/26 102 95,445
(3-mo. LIBOR USD + 1.34%), 3.78%,
02/01/28 .................... 215 205,573
Lloyds Banking Group plc, (1-Year EUR Swap
Annual + 0.85%), 0.50%, 11/12/25
(a)(c)
... EUR 100 102,652
NatWest Group plc, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.15%), 2.36%, 05/22/24
(a)
.......... USD 200 198,952
Royal Bank of Canada, 6.00%, 11/01/27 ... 56 58,415
Societe Generale SA, (3-mo. EURIBOR +
1.28%), 0.88%, 09/22/28
(a)(c)
......... EUR 100 92,974
Security
Par (000)
Par (000) Value
Banks (continued)
Toronto-Dominion Bank (The), 1.25%, 12/13/24 USD 150 $ 140,815
3,176,337
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 4.00%,
04/13/28 ..................... 150 148,293
Biotechnology — 1.7%
AbbVie, Inc., 1.25%, 06/01/24 ......... EUR 100 105,616
Amgen, Inc., 5.15%, 03/02/28 ......... USD 230 234,835
Gilead Sciences, Inc.
3.70%, 04/01/24 ................. 385 380,470
2.95%, 03/01/27 ................. 50 47,574
768,495
Broadline Retail — 0.1%
(b)
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 8 6,917
Match Group Holdings II LLC, 4.63%, 06/01/28 19 17,646
24,563
Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... 8 7,603
Carrier Global Corp., 2.24%, 02/15/25 .... 36 34,349
Standard Industries, Inc., 4.75%, 01/15/28
(b)
20 18,683
60,635
Capital Markets — 4.6%
Charles Schwab Corp. (The)
0.90%, 03/11/26 ................. 150 131,509
3.30%, 04/01/27 ................. 100 92,388
Credit Suisse AG, Series FXD, 0.52%, 08/09/23 250 242,812
Deutsche Bank AG
Series E, 0.96%, 11/08/23 .......... 375 358,033
(1-Day SOFR + 2.58%), 3.96%, 11/26/25
(a)
150 141,914
Goldman Sachs Group, Inc. (The)
(a)
(1-Day SOFR + 1.51%), 4.39%, 06/15/27 155 151,413
(1-Day SOFR + 1.11%), 2.64%, 02/24/28 95 86,653
Morgan Stanley
(a)
(1-Day SOFR + 0.47%), 5.37%, 11/10/23 200 199,525
(1-Day SOFR + 0.53%), 0.79%, 05/30/25 45 42,596
(1-Day SOFR + 0.56%), 1.16%, 10/21/25 275 256,810
(3-mo. EURIBOR + 0.83%), 1.34%,
10/23/26 .................... EUR 100 101,522
(1-Day SOFR + 1.73%), 5.12%, 02/01/29 USD 50 50,397
MSCI, Inc., 3.63%, 09/01/30
(b)
......... 5 4,347
State Street Corp., (1-Day SOFR + 1.35%),
5.75%, 11/04/26
(a)
............... 70 71,336
UBS Group AG, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
0.85%), 1.49%, 08/10/27
(a)(b)
......... 200 172,211
2,103,466
Chemicals — 0.1%
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 45 39,494
HB Fuller Co., 4.00%, 02/15/27 ........ 13 11,882
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
13 11,018
62,394
Commercial Services & Supplies — 0.5%
ADT Security Corp. (The), 4.13%, 08/01/29
(b)
8 7,134
Allied Universal Holdco LLC, 6.63%, 07/15/26
(b)
21 20,181
APX Group, Inc., 6.75%, 02/15/27
(b)
...... 8 7,960
Aramark Services, Inc.
(b)
6.38%, 05/01/25 ................. 9 9,066
5.00%, 02/01/28 ................. 17 16,090
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 5 4,488
7.75%, 02/15/28 ................. 4 3,943

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc.
(b)
5.13%, 12/15/26 ................. USD 14 $ 13,689
4.00%, 08/01/28 ................. 7 6,360
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 6 5,369
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 2 1,854
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
.................... 12 11,220
Republic Services, Inc., 3.38%, 11/15/27 ... 150 143,179
250,533
Communications Equipment — 0.1%
(b)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 8 7,534
CommScope, Inc., 6.00%, 03/01/26 ...... 21 20,267
Viasat, Inc., 5.63%, 04/15/27 .......... 15 14,085
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 17 14,538
56,424
Consumer Finance — 1.5%
American Express Co., 2.55%, 03/04/27 ... 190 175,389
General Motors Financial Co., Inc.
3.50%, 11/07/24 ................. 100 97,419
6.05%, 10/10/25 ................. 100 101,633
John Deere Capital Corp., 0.70%, 01/15/26 . 100 90,753
OneMain Finance Corp.
6.88%, 03/15/25 ................. 2 1,938
7.13%, 03/15/26 ................. 12 11,535
SLM Corp., 3.13%, 11/02/26 .......... 7 5,950
Synchrony Financial, 4.88%, 06/13/25 .... 125 115,711
Toyota Motor Credit Corp., 5.40%, 11/10/25 . 100 102,576
702,904
Consumer Staples Distribution & Retail — 0.1%
(b)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 6 5,646
5.88%, 02/15/28 ................. 34 33,791
6.50%, 02/15/28 ................. 3 3,008
United Natural Foods, Inc., 6.75%, 10/15/28 6 5,576
US Foods, Inc.
6.25%, 04/15/25 ................. 13 13,117
4.75%, 02/15/29 ................. 2 1,848
62,986
Containers & Packaging — 0.4%
Ball Corp., 4.88%, 03/15/26 .......... 72 71,460
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(b)
.................... 13 12,513
Crown Americas LLC, 4.25%, 09/30/26 ... 30 28,760
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
.................... 13 11,898
Mauser Packaging Solutions Holding Co.,
7.88%, 08/15/26
(b)
............... 41 41,000
Sealed Air Corp.
(b)
4.00%, 12/01/27 ................. 20 18,664
6.13%, 02/01/28 ................. 3 3,033
187,328
Distributors — 0.0%
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28
(b)
2 2,060
Diversified REITs — 0.0%
(b)
HAT Holdings I LLC, 3.38%, 06/15/26 .... 13 11,277
Uniti Group LP, 10.50%, 02/15/28 ....... 7 6,790
18,067
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 1.80%, 09/05/26 .......... EUR 100 $ 102,089
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. USD 15 14,175
5.00%, 02/01/28 ................. 19 17,527
6.38%, 09/01/29 ................. 12 11,460
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 17 15,455
5.00%, 05/01/28 ................. 5 4,339
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 8 6,328
4.63%, 09/15/27 ................. 4 2,405
4.25%, 07/01/28 ................. 21 11,848
3.88%, 11/15/29 ................. 7 5,066
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
8 5,280
Verizon Communications, Inc., 2.10%, 03/22/28 45 40,087
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
57 43,320
279,379
Electric Utilities — 1.6%
EDP - Energias de Portugal SA, 1.63%,
04/15/27
(c)
.................... EUR 100 100,175
Eversource Energy, 5.45%, 03/01/28 ..... USD 55 56,992
Exelon Corp., 5.15%, 03/15/28 ......... 50 50,871
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24 ................. 230 227,337
6.05%, 03/01/25 ................. 75 76,297
4.90%, 02/28/28 ................. 50 50,331
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
.................... 13 12,834
NRG Energy, Inc., 5.75%, 01/15/28 ...... 29 28,440
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 66 60,380
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
.... 98 94,459
758,116
Electrical Equipment — 0.1%
(b)
Sensata Technologies BV
5.00%, 10/01/25 ................. 15 14,890
4.00%, 04/15/29 ................. 3 2,711
Vertiv Group Corp., 4.13%, 11/15/28 ..... 18 15,882
33,483
Entertainment — 0.1%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 3 1,973
Live Nation Entertainment, Inc.
6.50%, 05/15/27 ................. 2 2,021
4.75%, 10/15/27 ................. 13 12,025
3.75%, 01/15/28 ................. 23 20,585
36,604
Financial Services — 0.6%
Block, Inc., 2.75%, 06/01/26 .......... 23 20,971
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 13 12,675
Fidelity National Information Services, Inc.,
1.15%, 03/01/26 ................ 100 88,973
MGIC Investment Corp., 5.25%, 08/15/28 .. 10 9,505
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27
(b)
.................... 3 2,723
PayPal Holdings, Inc., 2.65%, 10/01/26 ... 110 103,723
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 2 1,884
7.38%, 09/01/25 ................. 5 4,467
11.25%, 12/15/27 ................ 2 1,864
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 15 14,100
260,885

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund
26
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Food Products — 0.6%
Chobani LLC, 4.63%, 11/15/28
(b)
........ USD 14 $ 12,758
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
. 15 14,625
General Mills, Inc., 5.24%, 11/18/25 ...... 95 95,285
Kraft Heinz Foods Co., 3.00%, 06/01/26 ... 100 95,523
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
37 35,888
254,079
Ground Transportation — 0.4%
Ryder System, Inc., 3.75%, 06/09/23 ..... 110 109,596
Uber Technologies, Inc.
(b)
8.00%, 11/01/26 ................. 6 6,151
6.25%, 01/15/28 ................. 28 27,930
4.50%, 08/15/29 ................. 12 10,935
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 14 12,736
167,348
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.. 26 24,635
Hologic, Inc., 4.63%, 02/01/28
(b)
........ 9 8,736
Medline Borrower LP, 3.88%, 04/01/29
(b)
... 7 6,072
Teleflex, Inc.
4.63%, 11/15/27 ................. 2 1,954
4.25%, 06/01/28
(b)
................ 12 11,411
52,808
Health Care Providers & Services — 2.3%
Centene Corp., 2.45%, 07/15/28 ........ 31 26,970
Community Health Systems, Inc., 6.00%,
01/15/29
(b)
.................... 17 14,380
CVS Health Corp., 6.25%, 06/01/27 ...... 50 52,836
Elevance Health, Inc., 5.35%, 10/15/25 ... 225 226,973
Encompass Health Corp., 4.50%, 02/01/28 . 34 31,691
Fresenius SE & Co. KGaA, 0.75%, 01/15/28
(c)
EUR 100 93,556
HCA, Inc.
5.25%, 04/15/25 ................. USD 50 49,968
5.88%, 02/15/26 ................. 155 157,295
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 17 15,104
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 2 1,898
4.38%, 02/15/27 ................. 2 1,636
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 2 1,917
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
. 22 20,466
Tenet Healthcare Corp.
6.25%, 02/01/27 ................. 2 1,967
5.13%, 11/01/27 ................. 54 51,843
UnitedHealth Group, Inc.
5.15%, 10/15/25 ................. 195 198,678
2.95%, 10/15/27 ................. 100 94,428
1,041,606
Health Care REITs — 0.5%
Healthpeak OP LLC, 1.35%, 02/01/27 .... 100 87,870
Welltower OP LLC
4.00%, 06/01/25 ................. 50 48,548
4.25%, 04/01/26 ................. 100 97,810
234,228
Hotels, Restaurants & Leisure — 0.3%
(b)
1011778 BC ULC
3.88%, 01/15/28 ................. 8 7,440
4.38%, 01/15/28 ................. 35 32,310
Cedar Fair LP, 5.50%, 05/01/25 ........ 9 8,995
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28 ................. 58 58,000
3.75%, 05/01/29 ................. 2 1,790
Six Flags Theme Parks, Inc., 7.00%, 07/01/25 6 6,062
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc., 6.25%, 05/15/25 ...... USD 9 $ 9,021
123,618
Household Durables — 0.0%
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
.................... 10 8,798
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 90 85,950
TransAlta Corp., 7.75%, 11/15/29 ....... 14 14,712
100,662
Insurance — 0.3%
(b)
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 77 68,968
6.75%, 04/15/28 ................. 10 9,888
AmWINS Group, Inc., 4.88%, 06/30/29 .... 3 2,655
NFP Corp., 4.88%, 08/15/28 .......... 58 52,316
133,827
IT Services — 0.6%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
9 8,213
Gartner, Inc., 4.50%, 07/01/28
(b)
........ 26 24,679
International Business Machines Corp.
0.95%, 05/23/25 ................. EUR 100 102,994
4.50%, 02/06/26 ................. USD 100 99,816
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 20 17,087
Twilio, Inc., 3.63%, 03/15/29 .......... 23 19,837
272,626
Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
............... 32 29,948
Danaher Corp., 2.10%, 09/30/26 ....... EUR 100 104,185
134,133
Machinery — 0.0%
(b)
Mueller Water Products, Inc., 4.00%, 06/15/29 USD 6 5,359
Wabash National Corp., 4.50%, 10/15/28 .. 10 8,670
14,029
Media — 0.4%
Clear Channel Outdoor Holdings, Inc., 5.13%,
08/15/27
(b)
.................... 55 49,363
Comcast Corp., 4.15%, 10/15/28 ....... 45 44,515
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 12 10,868
GCI LLC, 4.75%, 10/15/28
(b)
.......... 2 1,725
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
6 5,405
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
... 4 3,130
Sirius XM Radio, Inc.
(b)
5.00%, 08/01/27 ................. 2 1,873
4.00%, 07/15/28 ................. 49 42,088
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ 2 1,897
160,864
Metals & Mining — 0.4%
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 61 60,534
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 37 33,813
3.88%, 08/15/31 ................. 21 17,687
Steel Dynamics, Inc., 2.40%, 06/15/25 .... 50 47,162
159,196
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 ................. 2 2,004
4.38%, 01/15/27 ................. 6 4,959
6,963

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.6%
E.ON SE, 0.88%, 01/08/25
(c)
.......... EUR 30 $ 31,083
Engie SA, 1.75%, 03/27/28
(c)
.......... 100 99,783
Sempra Energy, 3.30%, 04/01/25 ....... USD 50 48,391
Veolia Environnement SA, 0.00%, 01/14/27
(c)
EUR 100 94,775
274,032
Oil, Gas & Consumable Fuels — 0.2%
Eni SpA, 1.00%, 03/14/25
(c)
........... 100 103,520
Passenger Airlines — 0.2%
(b)
American Airlines, Inc.
11.75%, 07/15/25 ................ USD 16 17,505
5.50%, 04/20/26 ................. 11 11,056
7.25%, 02/15/28 ................. 2 1,945
5.75%, 04/20/29 ................. 6 5,755
Mileage Plus Holdings LLC, 6.50%, 06/20/27 9 8,473
United Airlines, Inc.
4.38%, 04/15/26 ................. 42 40,182
4.63%, 04/15/29 ................. 3 2,713
87,629
Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc., 5.00%,
07/15/27
(b)
.................... 33 32,226
Professional Services — 0.0%
(b)
AMN Healthcare, Inc., 4.63%, 10/01/27 ... 11 10,196
CoreLogic, Inc., 4.50%, 05/01/28 ....... 9 6,829
17,025
Real Estate Management & Development — 0.1%
(b)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 16 14,324
Howard Hughes Corp. (The), 5.38%, 08/01/28 19 17,302
Realogy Group LLC, 5.75%, 01/15/29 .... 11 8,233
39,859
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 6 4,815
Semiconductors & Semiconductor Equipment — 2.2%
Broadcom Corp.
3.13%, 01/15/25 ................. 5 4,817
3.88%, 01/15/27 ................. 120 116,004
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 17 16,072
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 13 11,745
Intel Corp., 4.88%, 02/10/28 .......... 70 71,125
Lam Research Corp.
3.80%, 03/15/25 ................. 20 19,650
3.75%, 03/15/26 ................. 143 140,604
NXP BV
4.88%, 03/01/24 ................. 225 223,003
2.70%, 05/01/25 ................. 330 312,634
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 7 6,028
Texas Instruments, Inc., 4.60%, 02/15/28 .. 100 102,072
1,023,754
Software — 1.9%
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 4 4,026
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
15 13,631
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 6 5,897
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(b)
.................... 41 36,591
Cloud Software Group Holdings, Inc., 6.50%,
03/31/29
(b)
.................... 40 35,384
Consensus Cloud Solutions, Inc., 6.00%,
10/15/26
(b)
.................... 13 11,294
Elastic NV, 4.13%, 07/15/29
(b)
......... 18 15,368
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 12 11,130
Security
Par (000)
Par (000) Value
Software (continued)
Gen Digital, Inc., 6.75%, 09/30/27
(b)
...... USD 10 $ 10,052
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 7 6,212
Open Text Corp., 6.90%, 12/01/27
(b)
..... 13 13,411
Oracle Corp.
1.65%, 03/25/26 ................. 110 101,055
3.25%, 11/15/27 ................. 200 187,996
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 14 13,083
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
23 22,317
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 2 1,506
VMware, Inc.
0.60%, 08/15/23 ................. 120 117,741
1.40%, 08/15/26 ................. 155 137,097
3.90%, 08/21/27 ................. 55 52,651
Workday, Inc., 3.50%, 04/01/27 ........ 80 76,541
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
18 15,583
888,566
Specialized REITs — 2.8%
American Tower Corp.
1.60%, 04/15/26 ................. 330 298,435
0.45%, 01/15/27 ................. EUR 100 94,627
3.65%, 03/15/27 ................. USD 60 56,990
Crown Castle, Inc.
3.15%, 07/15/23 ................. 350 347,829
3.20%, 09/01/24 ................. 50 48,569
1.05%, 07/15/26 ................. 170 149,799
Equinix, Inc.
1.00%, 09/15/25 ................. 200 181,131
0.25%, 03/15/27 ................. EUR 100 93,459
Iron Mountain, Inc., 5.00%, 07/15/28
(b)
.... USD 20 18,610
SBA Communications Corp.
3.88%, 02/15/27 ................. 20 18,880
3.13%, 02/01/29 ................. 2 1,740
1,310,069
Specialty Retail — 0.6%
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 3 2,565
Home Depot, Inc. (The), 2.88%, 04/15/27 .. 55 52,431
Lowe's Cos., Inc., 3.10%, 05/03/27 ...... 180 171,047
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
.. 42 37,300
Staples, Inc., 7.50%, 04/15/26
(b)
........ 5 4,381
267,724
Textiles, Apparel & Luxury Goods — 0.1%
(b)
Crocs, Inc., 4.25%, 03/15/29 .......... 17 14,911
William Carter Co. (The), 5.63%, 03/15/27 .. 14 13,608
28,519
Trading Companies & Distributors — 0.2%
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
50 43,276
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 14 13,510
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 8 7,157
United Rentals North America, Inc., 4.88%,
01/15/28 ..................... 21 20,081
WESCO Distribution, Inc., 7.25%, 06/15/28
(b)
24 24,643
108,667
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., 3.20%,
03/15/27
(b)
.................... 145 136,427
Sprint LLC, 7.63%, 03/01/26 .......... 38 40,184
T-Mobile USA, Inc., 2.25%, 02/15/26 ..... 23 21,392
198,003
Total Corporate Bonds — 36.0%
(Cost: $17,403,885) .............................. 16,605,339

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund
28
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
France — 0.2%
Electricite de France SA, 1.00%
,
10/13/26
(c)
. EUR 100 $ 100,015
Germany — 0.4%
Kreditanstalt fuer Wiederaufbau, 0.00%
,
09/15/28
(c)
..................... 200 186,020
Supranational — 0.9%
European Investment Bank, 0.50%
,
11/15/23
(c)
400 427,097
Total Foreign Agency Obligations — 1.5%
(Cost: $779,132) ................................ 713,132
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.8%
(a)(b)
Angel Oak Mortgage Trust, Series 2022-2,
Class A1, 3.35%, 01/25/67 .......... USD 44 39,822
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67 .......... 90 83,426
CSMC Trust, Series 2021-NQM8, Class A1,
1.84%, 10/25/66 ................. 84 72,202
Deephaven Residential Mortgage Trust, Series
2021-4, Class A1, 1.93%, 11/25/66 ..... 82 69,250
Flagstar Mortgage Trust, Series 2021-12, Class
A19, 5.00%, 11/25/51 .............. 115 112,169
GCAT Trust, Series 2021-NQM7, Class A1,
1.91%, 08/25/66 ................. 67 58,886
JP Morgan Mortgage Trust, Series 2021-7,
Class A3, 2.50%, 11/25/51 .......... 110 88,414
MFA Trust, Series 2021-INV2, Class A1, 1.91%,
11/25/56 ....................... 174 148,178
PRKCM Trust, Series 2021-AFC2, Class A1,
2.07%, 11/25/56 ................. 100 83,028
RCKT Mortgage Trust, Series 2022-4, Class
A2, 3.50%, 06/25/52 .............. 95 83,482
838,857
Commercial Mortgage-Backed Securities — 4.1%
AREIT LLC, Series 2022-CRE7, Class A,
(1-mo. CME Term SOFR at 2.24% Floor +
2.24%), 6.99%, 06/17/39
(a)(b)
......... 100 99,250
BAMLL Commercial Mortgage Securities
Trust, Series 2015-200P, Class A, 3.22%,
04/14/33
(b)
..................... 200 186,543
Commercial Mortgage Trust
Series 2013-CR10, Class A4, 4.21%,
08/10/46
(a)
................... 168 167,652
Series 2015-CR22, Class A5, 3.31%,
03/10/48 .................... 200 191,461
CSAIL Commercial Mortgage Trust, Series
2016-C5, Class A5, 3.76%, 11/15/48 .... 200 190,971
Grace Trust, Series 2020-GRCE, Class A,
2.35%, 12/10/40
(b)
................ 150 116,926
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2021-NYAH, Class A, (1-mo. LIBOR
USD at 0.76% Floor + 0.76%), 5.44%,
06/15/38
(a)
................... 200 193,655
Series 2022-OPO, Class A, 3.02%, 01/05/39 100 86,789
MAD Mortgage Trust, Series 2017-330M, Class
A, 2.98%, 08/15/34
(a)(b)
............. 250 236,893
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class A4, 4.05%,
04/15/47 .................... 135 132,841
Series 2015-C20, Class A4, 3.25%,
02/15/48 .................... 180 172,477
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Ready Capital Mortgage Financing LLC, Series
2022-FL8, Class A, (SOFR 30 Day Average
at 1.65% Floor + 1.65%), 6.22%, 01/25/37
(a)
(b)
........................... USD 60 $ 58,972
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4, 3.64%,
12/15/59 ...................... 50 46,889
1,881,319
Total Non-Agency Mortgage-Backed Securities — 5.9%
(Cost: $2,965,991) .............................. 2,720,176
U.S. Government Sponsored Agency Securities
Agency Obligations — 2.2%
Federal Farm Credit Bank Bonds
1.68%, 09/17/35 ................. 220 162,453
2.17%, 10/29/29 ................. 80 70,619
2.25%, 08/15/29 ................. 150 133,366
Federal Home Loan Bank Bonds
0.60%, 12/30/26 ................. 120 105,717
2.06%, 09/27/29 ................. 150 131,716
2.18%, 11/06/29 ................. 100 88,337
Federal Home Loan Mortgage Corp.,
0.65%, 05/28/26 ................. 120 108,014
Federal National Mortgage Association
0.74%, 08/25/27 ................. 120 104,256
0.81%, 09/25/28 ................. 120 101,800
1,006,278
Mortgage-Backed Securities — 7.3%
Government National Mortgage Association
2.50%, 10/20/51 ................. 200 174,673
3.00%, 10/20/51 ................. 994 907,193
Uniform Mortgage-Backed Securities
2.50%, 11/01/51 ................. 184 160,705
3.00%, 11/01/51 ................. 251 230,207
3.00%, 04/25/53
(d)
................ 980 879,314
3.50%, 11/01/51 ................. 943 899,970
5.50%, 04/25/53
(d)
................ 123 124,242
3,376,304
Total U.S. Government Sponsored Agency Securities — 9.5%
(Cost: $4,701,298) .............................. 4,382,582
U.S. Treasury Obligations
U.S. Treasury Notes
0.88%, 01/31/24 ................. 1,155 1,118,500
1.50%, 02/29/24 ................. 3,560 3,460,292
2.25%, 03/31/24 ................. 1,400 1,367,680
1.75%, 03/15/25 ................. 120 114,778
2.88%, 06/15/25 ................. 1,780 1,738,003
3.50%, 09/15/25 - 01/31/28 .......... 2,010 1,991,522
4.50%, 11/15/25 ................. 25 25,369
3.88%, 01/15/26 ................. 1,500 1,500,469
4.00%, 02/15/26 ................. 1,080 1,084,472
4.63%, 03/15/26 ................. 1,040 1,063,725
Total U.S. Treasury Obligations — 29.2%
(Cost: $13,447,370) .............................. 13,464,810
Total Long-Term Investments — 98.1%
(Cost: $46,980,405) .............................. 45,300,143

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Short-Term Securities
Commercial Paper — 2.1%
(e)
AT&T, Inc., 5.93%
,
02/21/24 ........... USD 250 $ 237,122
Enel Finance America LLC, 5.27%
,
09/06/23 250 243,002
NatWest Markets plc, 5.74%
,
02/26/24 .... 250 237,085
Societe Generale SA, 5.70%
,
03/06/24 .... 250 238,497
Total Commercial Paper — 2.1%
(Cost: $956,629) ................................ 955,706
Shares
Shares
Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70%
(f)(g)
................. 558,511 558,511
Total Money Market Funds — 1.2%
(Cost: $558,511) ................................ 558,511
Total Short-Term Securities — 3.3%
(Cost: $1,515,140) .............................. 1,514,217
Total Investments Before TBA Sale Commitments — 101.4%
(Cost: $48,495,545 ) .............................. 46,814,360
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
Mortgage-Backed Securities — (2.2)%
Uniform Mortgage-Backed Securities
(d)
3.00% ,  04/25/53 ................. USD (980) $ (879,314)
5.50% ,  04/25/53 ................. (123) (124,242)
Total TBA Sale Commitments — (2.2)%
(Proceeds: $(997,789)) ........................... (1,003,556)
Total Investments Net of TBA Sale Commitments — 99.2%
(Cost: $47,497,756 ) .............................. 45,810,804
Other Assets Less Liabilities — 0.8% ................... 359,008
Net Assets — 100.0% ..............................
$ 46,169,812
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Represents or includes a TBA transaction.
(e)
Rates are discount rates or a range of discount rates as of period end.
(f)
Annualized 7-day yield as of period end.
(g)
Affiliate of the Fund.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,345,914 $ — $ (787,403)
(a)
$ — $ — $ 558,511 558,511 $ 15,809 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund
30
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 88 06/30/23 $ 18,181 $ 155,034
Short Contracts
Euro-Bobl ............................................................... 9 06/08/23 1,151 (25,518)
Euro-Bund .............................................................. 1 06/08/23 147 (5,225)
Euro-Schatz ............................................................. 1 06/08/23 115 (1,036)
Japan 10 Year Bond ........................................................ 1 06/13/23 1,116 (21,419)
U.S. Treasury 10 Year Note ................................................... 9 06/21/23 1,036 5,424
U.S. Treasury 10 Year Ultra Note ............................................... 7 06/21/23 849 (25,887)
U.S. Treasury Long Bond ..................................................... 5 06/21/23 657 (22,760)
U.S. Treasury Ultra Bond ..................................................... 2 06/21/23 283 (14,209)
U.S. Treasury 5 Year Note .................................................... 35 06/30/23 3,838 (38,820)
(149,450)
$ 5,584
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 2,518,599 EUR 2,335,500 Bank of America NA 06/21/23 $ (25,658)
USD 20,492 EUR 19,000 Deutsche Bank AG 06/21/23 (206)
$ (25,864)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 39.V1 ..................... 5.00 % Quarterly 12/20/27 USD 2,000 $ (26,937) $ 33,239 $ (60,176)
Markit CDX North American Investment Grade
Index Series 40.V1 ................ 1.00 Quarterly 06/20/28 USD 940 (11,064) (6,988) (4,076)
$ (38,001) $ 26,251 $ (64,252)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.35% Annual 04/05/23
(a)
12/31/24 USD 1,025 $ 2,532 $ 172 $ 2,360
3.59% Annual 1-day SOFR Annual 04/05/23
(a)
05/31/27 USD 1,025 (5,450) 37 (5,487)
$ (2,918) $ 209 $ (3,127)
(a)
Forward swap.

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
31
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4.87%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 33,448 $ (6,988) $ 2,360 $ (69,739) $ —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized ap preciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 160,458 $ — $ 160,458
Swaps — centrally cleared
Unrealized apprecia tion on centrally cleared swaps
(a)
. — — — — 2,360 — 2,360
$ — $ — $ — $ — $ 162,818 $ — $ 162,818
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized de preciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 154,874 $ — $ 154,874
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 25,864 — — 25,864
Swaps — centrally cleared
Unrealized deprecia tion on centrally cleared swaps
(a)
. — 64,252 — — 5,487 — 69,739
$ — $ 64,252 $ — $ 25,864 $ 160,361 $ — $ 250,477
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ (38,431) $ — $ (38,431)
Forward foreign currency exchange contracts .... — — — (235,998) — — (235,998)
Swaps .............................. — (48,791) — — 3,127 — (45,664)
$ — $ (48,791) $ — $ (235,998) $ (35,304) $ — $ (320,093)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (59,327) $ — $ (59,327)
Forward foreign currency exchange contracts .... — — — (107,864) — — (107,864)
Swaps .............................. — (61,838) — — (17,646) — (79,484)
$ — $ (61,838) $ — $ (107,864) $ (76,973) $ — $ (246,675)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Low Duration Bond Fund
32
Schedule of Investments
(unaudited) (continued)
March 31, 2023
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 18,315,469
Average notional value of contracts — short ................................................................................. $ 9,322,935
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 3,547,322
Average amounts sold — in USD ........................................................................................ $ 956,685
Credit default swaps
Average notional value — buy protection ................................................................................... $ 2,730,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 1,025,000
Average notional value — receives fixed rate ................................................................................ $ 1,025,000
The Fund's derivative assets and liabilities (by type) were as follows:
Liabilities
Derivative Financial Instruments
Futures contracts ................................................................................................... $ 7,037
Forward foreign currency exchange contracts ................................................................................ 25,864
Swaps — centrally cleared ............................................................................................. 25,118
Total derivative assets and liabilities in the Statements of Assets and Liabilities ...........................................................
$ 58,019
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") .......................................................
(32,155)
Total derivative assets and liabilities subject to an MNA ...........................................................................
$ 25,864
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(a)(b)
Bank of America NA .............................. $ 25,658 $ — $ — $ — $ 25,658
Deutsche Bank AG ............................... 206 — — — 206
$ 25,864 $ — $ — $ — $ 25,864
(a)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
33
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 7,414,104 $ — $ 7,414,104
Corporate Bonds ........................................ — 16,605,339 — 16,605,339
Foreign Agency Obligations ................................. — 713,132 — 713,132
Non-Agency Mortgage-Backed Securities ........................ — 2,720,176 — 2,720,176
U.S. Government Sponsored Agency Securities .................... — 4,382,582 — 4,382,582
U.S. Treasury Obligations ................................... — 13,464,810 — 13,464,810
Short-Term Securities
Commercial Paper ....................................... — 955,706 — 955,706
Money Market Funds ...................................... 558,511 — — 558,511
Liabilities
Investments
TBA Sale Commitments .................................... — (1,003,556) — (1,003,556)
$ 558,511 $ 45,252,293 $ — $ 45,810,804
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 160,458 $ 2,360 $ — $ 162,818
Liabilities
Credit contracts ........................................... — (64,252) — (64,252)
Foreign currency exchange contracts ............................ — (25,864) — (25,864)
Interest rate contracts ....................................... (154,874) (5,487) — (160,361)
$ 5,584 $ (93,243) $ — $ (87,659)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
34
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 6.3%
(a)(b)
AGL Core CLO 4 Ltd., Series 2020-4A,
Class A1R, (3-mo. LIBOR USD
at 1.07% Floor + 1.07%), 5.88%,
04/20/33 ................. USD 250 $ 245,995
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class BR2, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%),
6.61%, 10/27/34 ............ 250 239,537
Bridge Street CLO II Ltd., Series 2021-
1A, Class A1A, (3-mo. LIBOR USD
at 1.23% Floor + 1.23%), 6.04%,
07/20/34 ................. 250 244,825
CIFC Funding Ltd., Series 2020-3A,
Class A1R, (3-mo. LIBOR USD
at 1.13% Floor + 1.13%), 5.94%,
10/20/34 ................. 250 243,927
Gilbert Park CLO Ltd., Series 2017-1A,
Class A, (3-mo. LIBOR USD at
1.19% Floor + 1.19%), 5.98%,
10/15/30 ................. 250 247,617
Madison Park Funding XVIII Ltd.,
Series 2015-18A, Class ARR, (3-
mo. LIBOR USD at 0.94% Floor +
0.94%), 5.76%, 10/21/30 ....... 249 245,917
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class C,
(3-mo. LIBOR USD at 2.60% Floor +
2.60%), 7.40%, 01/19/33 ....... 250 244,274
Palmer Square CLO Ltd., Series 2021-
3A, Class A1, (3-mo. LIBOR USD
at 1.15% Floor + 1.15%), 5.94%,
01/15/35 ................. 250 243,061
Pikes Peak CLO 8, Series 2021-8A,
Class B, (3-mo. LIBOR USD at
1.75% Floor + 1.75%), 6.56%,
07/20/34 ................. 250 241,023
TCW CLO AMR Ltd., Series 2019-1A,
Class ASNR, (3-mo. LIBOR USD
at 1.22% Floor + 1.22%), 6.09%,
08/16/34 ................. 250 244,851
Trimaran Cavu Ltd., Series 2021-2A,
Class D1, (3-mo. LIBOR USD at
3.25% Floor + 3.25%), 8.07%,
10/25/34 ................. 250 226,113
2,667,140
Ireland — 0.5%
Prodigy Finance DAC, Series 2021-1A,
Class A, (1-mo. LIBOR USD +
1.25%), 6.10%, 07/25/51
(a)(b)
.... 199 193,727
United States — 6.2%
(a)
Diameter Capital CLO 1 Ltd., Series
2021-1A, Class A1A, (3-mo. LIBOR
USD at 1.24% Floor + 1.24%),
6.03%, 07/15/36
(b)
........... 250 244,903
Home Partners of America Trust, Series
2021-2, Class F, 3.80%, 12/17/26 . 484 419,862
Legacy Mortgage Asset Trust, Series
2019-SL2, Class M, 4.25%,
02/25/59
(b)
................ 206 160,917
Lendmark Funding Trust, Series 2022-
1A, Class A, 5.12%, 07/20/32 ... 100 98,357
Mariner Finance Issuance Trust, Series
2019-AA, Class B, 3.51%, 07/20/32 100 97,035
Security
Par (000)
Par (000) Value
United States (continued)
Mosaic Solar Loans LLC, Series 2017-
2A, Class C, 2.00%, 06/22/43 ... USD 58 $ 56,006
Navient Private Education Loan Trust,
Series 2015-AA, Class A3, (1-mo.
LIBOR USD at 1.70% Floor +
1.70%), 6.38%, 11/15/30
(b)
...... 100 99,678
PRET LLC, Series 2021-NPL6, Class
A1, 2.49%, 07/25/51
(c)
........ 313 294,458
Progress Residential Trust, Series
2021-SFR10, Class F, 4.61%,
12/17/40 ................. 500 413,193
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 100 95,790
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 100 93,342
Series 2022-1, Class A, 3.07%,
03/15/32 ............... 200 187,366
Tricon Residential Trust, Series 2021-
SFR1, Class F, 3.69%, 07/17/38 .. 400 352,504
2,613,411
Total Asset-Backed Securities — 13.0%
(Cost: $5,784,498) .............................. 5,474,278
Corporate Bonds
Australia — 0.0%
FMG Resources August 2006 Pty. Ltd.,
6.13%
,
04/15/32
(a)
........... 6 5,775
Belgium — 0.5%
Anheuser-Busch InBev Worldwide, Inc.,
5.88%
,
06/15/35 ............ 31 33,755
KBC Group NV, (3-mo. EURIBOR +
0.72%), 0.38%
,
06/16/27
(b)(d)
.... EUR 200 193,287
227,042
Canada — 0.1%
1011778 BC ULC, 3.88%
,
01/15/28
(a)
USD 2 1,860
Rogers Communications, Inc., 3.70%
,
11/15/49 .................. 43 31,532
33,392
China — 0.3%
NXP BV
5.55%, 12/01/28 ............ 68 69,360
3.40%, 05/01/30 ............ 64 57,352
126,712
France — 0.9%
(d)
Banque Federative du Credit Mutuel
SA, 0.10%
,
10/08/27 ......... EUR 100 92,721
BNP Paribas SA, (3-mo. EURIBOR +
0.80%), 0.38%
,
10/14/27
(b)
..... 100 94,854
Engie SA, 1.75%
,
03/27/28 ....... 100 99,783
Societe Generale SA, (3-mo. EURIBOR
+ 1.28%), 0.88%
,
09/22/28
(b)
.... 100 92,973
380,331
Germany — 0.8%
Commerzbank AG, (3-mo. EURIBOR +
1.30%), 0.75%
,
03/24/26
(b)(d)
.... 100 99,704
Deutsche Bank AG, (1-Day SOFR +
1.87%), 2.13%
,
11/24/26
(b)
..... USD 150 129,266

BlackRock Sustainable Total Return Fund
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Germany (continued)
E.ON SE, 1.00%
,
10/07/25
(d)
...... EUR 100 $ 102,523
331,493
Italy — 0.7%
(d)
Intesa Sanpaolo SpA , 1.50%
,
04/10/24 100 105,902
Iren SpA
1.95%, 09/19/25 ............ 100 103,242
1.50%, 10/24/27 ............ 100 98,788
307,932
Japan — 0.5%
Takeda Pharmaceutical Co. Ltd.,
5.00%
,
11/26/28 ............ USD 200 202,155
South Africa — 0.4%
Anglo American Capital plc, 3.88%
,
03/16/29
(a)
................ 200 183,475
Spain — 0.9%
(d)
Banco de Sabadell SA, (1-Year EUR
Swap Annual + 1.55%), 1.13%
,
03/11/27
(b)
................ EUR 100 97,853
Banco Santander SA, 0.30%
,
10/04/26 200 193,659
CaixaBank SA, (3-mo. EURIBOR +
0.85%), 0.38%
,
11/18/26
(b)
..... 100 97,608
389,120
Switzerland — 0.6%
Credit Suisse AG, 4.75%
,
08/09/24 .. USD 250 241,950
United Kingdom — 1.2%
CNH Industrial NV, 4.50%
,
08/15/23 . 188 187,060
National Grid plc, 0.25%
,
09/01/28
(d)
. EUR 100 89,638
RELX Capital, Inc., 4.00%
,
03/18/29 . USD 24 23,128
SSE plc
(d)
0.88%, 09/06/25 ............ EUR 100 101,872
1.38%, 09/04/27 ............ 100 99,915
501,613
United States — 21.5%
AbbVie, Inc.
4.55%, 03/15/35 ............ USD 57 55,733
4.70%, 05/14/45 ............ 43 40,292
AEP Texas, Inc.
3.95%, 06/01/28 ............ 95 91,426
5.25%, 05/15/52 ............ 43 41,972
Aetna, Inc., 6.63%
,
06/15/36 ...... 7 7,762
Agilent Technologies, Inc., 3.05%
,
09/22/26 ................. 20 18,863
Albertsons Cos., Inc., 4.88%
,
02/15/30
(a)
................ 2 1,867
Amazon.com, Inc.
4.70%, 12/01/32 ............ 34 34,849
4.05%, 08/22/47 ............ 57 51,686
American Express Co., (1-Day SOFR +
1.76%), 4.42%
,
08/03/33
(b)
..... 24 22,945
American International Group, Inc.,
4.38%
,
06/30/50 ............ 27 23,058
American Tower Corp.
5.00%, 02/15/24 ............ 12 11,945
0.45%, 01/15/27 ............ EUR 100 94,627
3.80%, 08/15/29 ............ USD 105 97,581
American Transmission Systems, Inc.,
2.65%
,
01/15/32
(a)
........... 34 28,626
Amgen, Inc.
5.15%, 03/02/28 ............ 51 52,072
Security
Par (000)
Par (000) Value
United States (continued)
4.05%, 08/18/29 ............ USD 24 $ 23,156
4.66%, 06/15/51 ............ 4 3,635
5.65%, 03/02/53 ............ 15 15,611
5.75%, 03/02/63 ............ 15 15,564
Aon Corp.
3.75%, 05/02/29 ............ 39 37,269
5.35%, 02/28/33 ............ 43 44,540
Apple, Inc.
4.38%, 05/13/45 ............ 26 25,236
2.80%, 02/08/61 ............ 37 25,181
Applied Materials, Inc., 4.35%
,
04/01/47 ................. 7 6,580
AT&T, Inc.
2.75%, 06/01/31 ............ 33 28,440
5.25%, 03/01/37 ............ 42 42,003
4.75%, 05/15/46 ............ 63 56,897
4.50%, 03/09/48 ............ 11 9,518
3.65%, 09/15/59 ............ 60 42,876
Atlantic City Electric Co., 4.00%
,
10/15/28 ................. 8 7,764
Atmos Energy Corp., 2.85%
,
02/15/52 10 6,790
Autodesk, Inc., 2.40%
,
12/15/31 .... 53 44,082
Baltimore Gas & Electric Co., 3.50%
,
08/15/46 ................. 74 57,144
Bank of America Corp.
(b)
(1-Day SOFR + 1.46%), 1.49%,
05/19/24 ............... 397 394,795
(1-Day SOFR + 1.32%), 2.69%,
04/22/32 ............... 131 109,323
(1-Day SOFR + 1.33%), 2.97%,
02/04/33 ............... 310 261,033
(1-Day SOFR + 1.83%), 4.57%,
04/27/33 ............... 59 56,162
Baxter International, Inc., 2.60%
,
08/15/26 ................. 28 26,120
Becton Dickinson & Co., 4.69%
,
02/13/28 ................. 25 25,101
Berry Global, Inc., 5.50%
,
04/15/28
(a)
20 19,935
Biogen, Inc., 5.20%
,
09/15/45 ..... 9 9,133
Bristol-Myers Squibb Co., 4.55%
,
02/20/48 ................. 29 27,401
Broadcom, Inc.
4.30%, 11/15/32 ............ 107 98,584
3.14%, 11/15/35
(a)
........... 39 29,993
4.93%, 05/15/37
(a)
........... 56 50,925
Burlington Northern Santa Fe LLC,
3.30%
,
09/15/51 ............ 33 25,178
Cameron LNG LLC
(a)
2.90%, 07/15/31 ............ 25 22,235
3.30%, 01/15/35 ............ 187 160,908
Capital One Financial Corp., (1-Day
SOFR + 2.60%), 5.82%
,
02/01/34
(b)
67 64,743
CCO Holdings LLC
(a)
5.38%, 06/01/29 ............ 4 3,673
4.75%, 03/01/30 ............ 4 3,466
Cedar Fair LP
5.50%, 05/01/25
(a)
........... 2 1,999
5.25%, 07/15/29 ............ 3 2,797
CenterPoint Energy Houston Electric
LLC
Series AE, 2.35%, 04/01/31 .... 10 8,529
4.95%, 04/01/33 ............ 15 15,318
Series AF, 3.35%, 04/01/51 .... 15 11,423
Series AJ, 4.85%, 10/01/52 .... 25 24,368

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
36
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Charter Communications Operating
LLC
5.13%, 07/01/49 ............ USD 8 $ 6,333
4.80%, 03/01/50 ............ 108 82,317
3.90%, 06/01/52 ............ 15 9,915
4.40%, 12/01/61 ............ 15 10,249
3.95%, 06/30/62 ............ 18 11,405
Citigroup, Inc.
(b)
(1-Day SOFR + 1.35%), 3.06%,
01/25/33 ............... 62 52,469
(1-Day SOFR + 1.94%), 3.79%,
03/17/33 ............... 27 24,200
Clear Channel Outdoor Holdings, Inc.,
5.13%
,
08/15/27
(a)
........... 4 3,590
Comcast Corp.
1.50%, 02/15/31 ............ 49 39,346
5.50%, 11/15/32 ............ 55 58,651
3.75%, 04/01/40 ............ 44 37,769
3.40%, 07/15/46 ............ 31 24,042
Commercial Metals Co., 4.38%
,
03/15/32 ................. 4 3,441
Commonwealth Edison Co.
4.00%, 03/01/48 ............ 18 15,289
Series 133, 3.85%, 03/15/52 .... 24 19,565
5.30%, 02/01/53 ............ 10 10,440
Consolidated Edison Co. of New York,
Inc., 6.15%
,
11/15/52 ......... 26 29,303
Cox Communications, Inc., 3.15%
,
08/15/24
(a)
................ 14 13,645
Crown Castle, Inc.
2.25%, 01/15/31 ............ 161 133,433
2.50%, 07/15/31 ............ 52 43,704
CSX Corp.
2.50%, 05/15/51 ............ 26 16,701
4.25%, 11/01/66 ............ 10 8,256
CVS Health Corp., 3.25%
,
08/15/29 . 35 32,009
Dell International LLC, 6.02%
,
06/15/26 67 68,763
Ecolab, Inc., 3.95%
,
12/01/47 ..... 11 9,475
Edison International
5.75%, 06/15/27 ............ 34 34,713
6.95%, 11/15/29 ............ 45 48,682
Electronic Arts, Inc., 1.85%
,
02/15/31 10 8,249
Elevance Health, Inc., 6.10%
,
10/15/52 19 21,198
Eli Lilly & Co.
4.88%, 02/27/53 ............ 5 5,170
4.95%, 02/27/63 ............ 5 5,145
Entergy Louisiana LLC, 4.20%
,
09/01/48 ................. 41 35,540
Enterprise Products Operating LLC,
3.30%
,
02/15/53 ............ 45 32,554
Equinix , Inc.
0.25%, 03/15/27 ............ EUR 100 93,459
3.20%, 11/18/29 ............ USD 63 56,237
2.15%, 07/15/30 ............ 35 28,618
2.50%, 05/15/31 ............ 15 12,351
Eversource Energy, 5.45%
,
03/01/28 66 68,391
Exelon Corp.
5.15%, 03/15/28 ............ 114 115,985
4.45%, 04/15/46 ............ 32 27,530
5.60%, 03/15/53 ............ 15 15,276
FactSet Research Systems, Inc.,
3.45%
,
03/01/32 ............ 31 27,024
Florida Power & Light Co., 4.05%
,
10/01/44 ................. 72 63,042
Security
Par (000)
Par (000) Value
United States (continued)
Ford Motor Co., 3.25%
,
02/12/32 ... USD 2 $ 1,572
General Motors Co., 5.00%
,
10/01/28 39 38,427
General Motors Financial Co., Inc.
5.10%, 01/17/24 ............ 199 198,387
4.35%, 04/09/25 ............ 152 148,829
4.30%, 04/06/29 ............ 13 12,082
2.35%, 01/08/31 ............ 61 48,165
Gilead Sciences, Inc.
4.60%, 09/01/35 ............ 38 37,634
4.75%, 03/01/46 ............ 26 24,998
Global Payments, Inc.
1.20%, 03/01/26 ............ 218 193,894
4.45%, 06/01/28 ............ 51 48,406
5.30%, 08/15/29 ............ 34 33,575
GLP Capital LP
4.00%, 01/15/30 ............ 34 30,149
4.00%, 01/15/31 ............ 27 23,161
3.25%, 01/15/32 ............ 40 32,454
Goldman Sachs Group, Inc. (The)
(b)
(3-mo. LIBOR USD + 1.51%),
3.69%, 06/05/28 .......... 30 28,417
(1-Day SOFR + 1.28%), 2.62%,
04/22/32 ............... 246 204,916
Hasbro, Inc., 3.90%
,
11/19/29 ..... 11 10,014
HCA, Inc.
5.88%, 02/01/29 ............ 21 21,454
5.50%, 06/15/47 ............ 43 40,364
Herc Holdings, Inc., 5.50%
,
07/15/27
(a)
4 3,860
Hewlett Packard Enterprise Co.
5.90%, 10/01/24 ............ 40 40,504
4.90%, 10/15/25
(c)
........... 38 37,939
iHeartCommunications , Inc., 5.25%
,
08/15/27
(a)
................ 2 1,635
Intel Corp.
4.88%, 02/10/28 ............ 60 60,964
4.10%, 05/19/46 ............ 9 7,632
5.70%, 02/10/53 ............ 18 18,371
International Business Machines Corp.,
7.00%
,
10/30/25 ............ 8 8,479
Interpublic Group of Cos., Inc. (The)
4.65%, 10/01/28 ............ 8 7,849
4.75%, 03/30/30 ............ 8 7,856
JPMorgan Chase & Co.
(b)
(1-Day SOFR + 1.02%), 2.07%,
06/01/29 ............... 38 32,972
(1-Day SOFR + 1.75%), 4.57%,
06/14/30 ............... 27 26,283
(1-Day SOFR + 1.25%), 2.58%,
04/22/32 ............... 10 8,416
(1-Day SOFR + 1.26%), 2.96%,
01/25/33 ............... 16 13,681
(1-Day SOFR + 1.80%), 4.59%,
04/26/33 ............... 151 146,217
KLA Corp.
3.30%, 03/01/50 ............ 52 39,748
5.25%, 07/15/62 ............ 25 25,308
L3Harris Technologies, Inc.
2.90%, 12/15/29 ............ 72 63,640
1.80%, 01/15/31 ............ 141 113,967
Lam Research Corp., 4.88%
,
03/15/49 25 24,759
Lamar Media Corp., 3.75%
,
02/15/28 2 1,845
Lowe's Cos., Inc.
5.50%, 10/15/35 ............ 8 8,178
2.80%, 09/15/41 ............ 30 21,264

BlackRock Sustainable Total Return Fund
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Marsh & McLennan Cos., Inc., 5.45%
,
03/15/53 ................. USD 15 $ 15,448
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 2 1,910
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 10 8,675
MidAmerican Energy Co.
3.65%, 04/15/29 ............ 63 60,090
4.25%, 07/15/49 ............ 35 31,278
Moody's Corp.
4.25%, 08/08/32 ............ 57 54,882
3.75%, 02/25/52 ............ 8 6,394
Morgan Stanley
(b)
(1-Day SOFR + 1.14%), 2.70%,
01/22/31 ............... 442 380,652
(1-Day SOFR + 2.56%), 6.34%,
10/18/33 ............... 20 21,844
Motorola Solutions, Inc.
5.60%, 06/01/32 ............ 105 105,612
5.50%, 09/01/44 ............ 49 46,510
National Retail Properties, Inc., 3.00%
,
04/15/52 ................. 34 21,248
Navient Corp.
5.88%, 10/25/24 ............ 2 1,943
6.75%, 06/25/25 ............ 2 1,944
6.75%, 06/15/26 ............ 2 1,950
Newmont Corp., 2.25%
,
10/01/30 ... 41 34,443
Nexstar Media, Inc., 5.63%
,
07/15/27
(a)
4 3,696
Norfolk Southern Corp.
3.65%, 08/01/25 ............ 4 3,888
3.00%, 03/15/32 ............ 27 23,730
3.94%, 11/01/47 ............ 27 22,117
3.05%, 05/15/50 ............ 16 11,074
4.55%, 06/01/53 ............ 9 8,090
Northern States Power Co., 2.60%
,
06/01/51 ................. 37 24,572
NRG Energy, Inc.
2.45%, 12/02/27
(a)
........... 32 27,378
5.75%, 01/15/28 ............ 2 1,961
5.25%, 06/15/29
(a)
........... 2 1,857
NSTAR Electric Co., 3.95%
,
04/01/30 13 12,587
Nucor Corp., 3.95%
,
05/01/28 ..... 26 25,016
Ohio Power Co.
Series P, 2.60%, 04/01/30 ..... 5 4,335
Series R, 2.90%, 10/01/51 ..... 22 15,023
Omnicom Group, Inc., 2.60%
,
08/01/31 5 4,246
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 ............ 69 66,794
3.10%, 09/15/49 ............ 36 26,484
Oracle Corp.
4.30%, 07/08/34 ............ 20 18,339
3.60%, 04/01/40 ............ 129 100,122
4.00%, 07/15/46 ............ 14 10,682
4.00%, 11/15/47 ............ 4 3,051
3.60%, 04/01/50 ............ 123 87,243
3.95%, 03/25/51 ............ 32 24,079
5.55%, 02/06/53 ............ 15 14,281
4.10%, 03/25/61 ............ 7 5,149
Outfront Media Capital LLC, 5.00%
,
08/15/27
(a)
................ 4 3,603
Owens Corning, 3.95%
,
08/15/29 ... 26 24,493
Paramount Global, 4.38%
,
03/15/43 . 20 14,212
PECO Energy Co.
2.85%, 09/15/51 ............ 29 19,809
Security
Par (000)
Par (000) Value
United States (continued)
4.38%, 08/15/52 ............ USD 10 $ 9,049
Penske Truck Leasing Co. LP, 5.88%
,
11/15/27
(a)
................ 55 56,164
Pfizer, Inc., 1.75%
,
08/18/31 ...... 38 31,345
Piedmont Natural Gas Co., Inc., 2.50%
,
03/15/31 ................. 11 9,177
Post Holdings, Inc.
(a)
5.63%, 01/15/28 ............ 3 2,940
5.50%, 12/15/29 ............ 2 1,885
Prologis LP
3.25%, 10/01/26 ............ 22 21,257
3.88%, 09/15/28 ............ 7 6,768
Public Service Co. of New Hampshire,
5.15%
,
01/15/53 ............ 18 18,239
Public Service Electric & Gas Co.
3.70%, 05/01/28 ............ 28 26,976
4.90%, 12/15/32 ............ 36 36,829
3.60%, 12/01/47 ............ 6 4,818
QUALCOMM, Inc.
4.25%, 05/20/32 ............ 23 23,009
6.00%, 05/20/53 ............ 57 64,760
Realty Income Corp., 3.25%
,
01/15/31 6 5,285
Republic Services, Inc., 3.95%
,
05/15/28 ................. 24 23,334
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 2 1,874
S&P Global, Inc., 4.75%
,
08/01/28 .. 34 34,497
Salesforce, Inc., 3.05%
,
07/15/61 ... 12 8,235
San Diego Gas & Electric Co., 5.35%
,
04/01/53 ................. 15 15,448
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 2 1,940
Sherwin-Williams Co. (The), 2.30%
,
05/15/30 ................. 23 19,517
Sirius XM Radio, Inc., 5.50%
,
07/01/29
(a)
................ 4 3,640
Southern California Edison Co.
Series A, 4.20%, 03/01/29 ..... 64 61,882
2.25%, 06/01/30 ............ 43 36,525
5.95%, 11/01/32 ............ 40 43,330
Southwestern Public Service Co.,
Series 8, 3.15%
,
05/01/50 ...... 26 18,719
Standard Industries, Inc.
(a)
5.00%, 02/15/27 ............ 2 1,900
4.75%, 01/15/28 ............ 2 1,868
TEGNA, Inc.
4.63%, 03/15/28 ............ 2 1,745
5.00%, 09/15/29 ............ 2 1,729
Tenet Healthcare Corp.
4.88%, 01/01/26 ............ 6 5,882
5.13%, 11/01/27 ............ 2 1,920
4.38%, 01/15/30 ............ 3 2,693
Thermo Fisher Scientific, Inc., 4.95%
,
11/21/32 .................. 33 34,244
T-Mobile USA, Inc., 4.75%
,
02/01/28 . 217 214,224
Transcontinental Gas Pipe Line Co.
LLC
4.60%, 03/15/48 ............ 42 36,871
3.95%, 05/15/50 ............ 38 30,211
Union Pacific Corp.
3.55%, 05/20/61 ............ 40 30,275
2.97%, 09/16/62 ............ 9 5,952
UnitedHealth Group, Inc.
4.25%, 06/15/48 ............ 7 6,303

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
38
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
2.90%, 05/15/50 ............ USD 28 $ 19,833
6.05%, 02/15/63 ............ 26 29,602
5.20%, 04/15/63 ............ 7 7,088
Verisk Analytics, Inc., 5.75%
,
04/01/33 5 5,249
Verizon Communications, Inc.
2.55%, 03/21/31 ............ 166 141,414
2.36%, 03/15/32 ............ 90 73,836
4.27%, 01/15/36 ............ 67 62,151
2.65%, 11/20/40 ............ 45 32,130
3.70%, 03/22/61 ............ 12 8,948
VICI Properties LP
4.25%, 12/01/26
(a)
........... 55 51,316
3.75%, 02/15/27
(a)
........... 40 36,926
4.75%, 02/15/28 ............ 56 53,083
4.63%, 12/01/29
(a)
........... 38 34,592
4.95%, 02/15/30 ............ 38 35,658
VMware, Inc., 4.70%
,
05/15/30 .... 69 66,984
Walt Disney Co. (The), 4.75%
,
09/15/44 ................. 24 23,361
Waste Pro USA, Inc., 5.50%
,
02/15/26
(a)
................ 2 1,839
WP Carey, Inc.
3.85%, 07/15/29 ............ 5 4,600
2.40%, 02/01/31 ............ 13 10,609
9,047,683
Total Corporate Bonds — 28.4%
(Cost: $13,045,496) .............................. 11,978,673
Foreign Government Obligations
Mexico — 0.4%
United Mexican States, 2.66%
,
05/24/31 ................. 200 167,400
Panama — 0.4%
Republic of Panama, 3.88%
,
03/17/28 200 191,475
Peru — 0.1%
Republic of Peru, 3.55%
,
03/10/51 .. 35 25,567
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.10%
,
06/18/50 ................. 25 25,075
Total Foreign Government Obligations — 1.0%
(Cost: $474,491) ................................ 409,517
Municipal Bonds
California - 0.4%
Bay Area Toll Authority , Series 2010S-1,
RB, 7.04%, 04/01/50 ......... 20 26,317
Los Angeles Community College
District , Series 2010E, GO,
6.60%, 08/01/42 ............ 5 6,288
Los Angeles Unified School
District , Series 2010RY, GO,
6.76%, 07/01/34 ............ 20 23,157
State of California , Series 2018, GO,
4.60%, 04/01/38 ............ 70 67,817
University of California , Series 2012AD,
RB, 4.86%, 05/15/12 ......... 5 4,524
128,103
Security
Par (000)
Par (000) Value
Illinois - 0.1%
State of Illinois , Series 2003, GO,
5.10%, 06/01/33 ............ USD 40 $ 39,854
New Jersey - 0.0%
New Jersey Turnpike Authority , Series
2009F, RB, 7.41%, 01/01/40 .... 8 10,058
New York - 0.0%
Metropolitan Transportation
Authority , Series 2009A-1, RB,
5.87%, 11/15/39 ............ 10 10,031
New York City Municipal Water Finance
Authority , Series 2010EE, RB,
6.01%, 06/15/42 ............ 5 5,756
Port Authority of New York & New
Jersey , Series 2011-168, RB,
4.93%, 10/01/51 ............ 15 15,295
31,082
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A, RB, 8.08%, 02/15/50 .... 10 13,717
Texas - 0.1%
City of San Antonio Electric & Gas
Systems , Series 2010A, RB,
5.81%, 02/01/41 ............ 10 10,974
State of Texas , Series 2009A, GO,
5.52%, 04/01/39 ............ 15 16,499
27,473
Total Municipal Bonds — 0.6%
(Cost: $308,960) ................................ 250,287
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.4%
United States — 0.4%
Alternative Loan Trust
(b)
Series 2006-OA6, Class 1A1A, (1-
mo. LIBOR USD at 0.42% Floor
+ 0.42%), 5.27%, 07/25/46 ... 18 15,085
Series 2006-OC10, Class 2A3, (1-
mo. LIBOR USD at 0.46% Floor
+ 0.46%), 5.31%, 11/25/36 ... 190 157,158
172,243
Commercial Mortgage-Backed Securities — 4.3%
Cayman Islands — 0.3%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10,
Class G, (1-mo. CME Term SOFR
at 4.22% Floor + 4.22%), 9.05%,
12/15/34
(a)(b)
............... 125 113,942
United States — 4.0%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2,
3.90%, 08/10/35
(a)
........... 250 233,687
BANK, Series 2022-BNK41, Class A4,
3.79%, 04/15/65
(b)
........... 80 72,397
Beast Mortgage Trust, Series 2021-
SSCP, Class A, (1-mo. LIBOR USD
at 0.75% Floor + 0.75%), 5.43%,
04/15/36
(a)(b)
............... 30 28,510
BX Commercial Mortgage Trust
(a)(b)
Series 2020-VKNG, Class A, (1-mo.
CME Term SOFR at 1.04% Floor
+ 1.04%), 5.87%, 10/15/37 ... 113 110,764

BlackRock Sustainable Total Return Fund
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SOAR, Class A, (1-mo.
LIBOR USD at 0.67% Floor +
0.67%), 5.36%, 06/15/38 .... USD 59 $ 56,752
Series 2022-LP2, Class A, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.01%), 5.84%, 02/15/39 ... 56 53,626
BX Trust, Series 2022-IND, Class A,
(1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 6.32%, 04/15/37
(a)(b)
56 54,734
Commercial Mortgage Trust, Series
2013-300P, Class D, 4.39%,
08/10/30
(a)(b)
............... 25 21,250
Credit Suisse Mortgage Capital
Certificates, Series 2019-ICE4,
Class A, (1-mo. LIBOR USD at
0.98% Floor + 0.98%), 5.66%,
05/15/36
(a)(b)
............... 60 59,245
DBGS Mortgage Trust, Series 2018-
BIOD, Class A, (1-mo. LIBOR USD
at 0.80% Floor + 0.80%), 5.49%,
05/15/35
(a)(b)
............... 55 53,859
Grace Trust, Series 2020-GRCE, Class
D, 2.68%, 12/10/40
(a)(b)
........ 250 171,918
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class F, (1-mo.
LIBOR USD at 3.44% Floor +
3.44%), 8.12%, 11/15/36
(a)(b)
.... 50 44,961
JPMorgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class D, (1-mo.
LIBOR USD at 1.70% Floor +
1.70%), 6.38%, 04/15/38 .... 250 234,941
Series 2022-OPO, Class D, 3.45%,
01/05/39 ............... 80 58,633
SUMIT Mortgage Trust, Series 2022-
BVUE, Class D, 2.89%, 02/12/41
(a)(b)
40 28,938
Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M4,
4.48%, 12/26/51
(a)(b)
.......... 465 341,204
Wells Fargo Commercial Mortgage
Trust, Series 2021-C60, Class A4,
2.34%, 08/15/54 ............ 80 64,921
1,690,340
1,804,282
Total Non-Agency Mortgage-Backed Securities — 4.7%
(Cost: $2,258,274) .............................. 1,976,525
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
State Street Corp., Series H , (3-mo.
LIBOR USD + 2.54%), 5.63%
(b)(e)(f)
27 25,184
Total Capital Trusts — 0.0%
(Cost: $27,497) ................................ 25,184
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Variable Rate Notes, Series 2018-
W5FX, Class CFX, (1-mo. LIBOR
USD + 0.00%), 3.42%, 04/25/28
(a)(b)
USD 50 $ 41,790
Mortgage-Backed Securities — 50.1%
Federal National Mortgage Association,
3.00%, 12/01/50 ............ 680 616,788
Government National Mortgage
Association
2.00% ,  08/20/50 - 11/20/50 ... 113 96,646
2.50% ,  10/20/51 - 12/20/51 ... 186 163,406
3.00% ,  03/20/52 .......... 283 257,916
3.50% ,  03/20/52 .......... 60 57,058
4.00% ,  03/20/52 .......... 16 15,646
2.00% ,  04/15/53
(g)
......... 510 432,972
2.50% ,  04/15/53
(g)
......... 495 435,600
3.00% ,  04/15/53
(g)
......... 198 180,076
3.50% ,  04/15/53
(g)
......... 300 280,957
4.00% ,  04/15/53
(g)
......... 1,989 1,914,405
4.50% ,  04/15/53
(g)
......... 161 158,577
5.00% ,  04/15/53
(g)
......... 92 92,115
5.50% ,  04/15/53
(g)
......... 38 38,430
6.00% ,  04/15/53
(g)
......... 36 36,671
Uniform Mortgage-Backed Securities
1.50% ,  04/25/38 - 04/25/53
(g)
.. 735 611,131
2.00% ,  04/25/38 - 04/25/53
(g)
.. 1,221 1,053,479
2.50% ,  04/25/38 - 04/25/53
(g)
.. 1,169 1,024,210
3.00% ,  04/25/38 - 05/25/53
(g)
.. 1,819 1,640,579
3.50% ,  04/25/38 - 04/25/53
(g)
.. 1,127 1,049,283
4.00% ,  09/01/47 - 04/01/52 ... 1,161 1,116,724
4.50% ,  06/01/50 .......... 250 248,745
2.50% ,  09/01/50 - 12/01/51 ... 2,986 2,585,445
2.00% ,  10/01/51 - 11/01/51 ... 2,786 2,307,462
3.00% ,  11/01/51 .......... 251 230,207
3.50% ,  11/01/51 .......... 943 899,970
6.00% ,  01/01/53 - 03/01/53 ... 354 367,286
4.50% ,  04/25/53
(g)
......... 305 299,230
5.00% ,  04/25/53
(g)
......... 1,356 1,351,900
5.50% ,  04/25/53
(g)
......... 791 798,987
6.00% ,  04/25/53
(g)
......... 745 760,293
21,122,194
Total U.S. Government Sponsored Agency Securities
—
50.2%
(Cost: $22,062,938) .............................. 21,163,984
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39 ............ 208 231,422
1.13%, 05/15/40 - 08/15/40 ..... 412 273,240
4.38%, 05/15/40 ............ 104 113,692
1.38%, 11/15/40 ............ 206 141,891
1.75%, 08/15/41 ............ 206 149,157
2.75%, 11/15/47 ............ 298 247,922
3.00%, 02/15/48 - 08/15/52 ..... 403 351,907
3.38%, 11/15/48 ............ 378 353,297
2.38%, 05/15/51 ............ 316 242,807
2.00%, 08/15/51 ............ 63 43,962
1.88%, 11/15/51 ............ 3 1,907
2.88%, 05/15/52 ............ 172 147,141
4.00%, 11/15/52 ............ 23 24,409
3.63%, 02/15/53 ............ 12 11,914
U.S. Treasury Inflation Linked Notes ,
1.63%, 10/15/27 ............ 853 869,683

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
40
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
2.50%, 04/30/24 ............ USD 997 $ 975,035
4.38%, 10/31/24 ............ 44 44,052
0.75%, 11/15/24 ............ 42 39,705
2.63%, 04/15/25 ............ 208 202,522
2.75%, 05/15/25 - 08/15/32 ..... 1,840 1,741,891
4.50%, 11/15/25 ............ 33 33,487
4.00%, 12/15/25 - 02/28/30 ..... 1,419 1,452,882
0.88%, 09/30/26 ............ 92 83,317
1.13%, 10/31/26 ............ 58 52,900
1.25%, 11/30/26 - 08/15/31 ..... 709 613,668
1.50%, 01/31/27 ............ 7 6,444
1.88%, 02/28/27 - 02/28/29 ..... 28 26,028
0.63%, 03/31/27 ............ 189 167,560
0.50%, 04/30/27 - 08/31/27 ..... 520 456,534
0.38%, 09/30/27 ............ 103 89,067
4.13%, 09/30/27 - 11/15/32 ..... 95 98,898
3.50%, 01/31/28 - 02/15/33 ..... 131 130,613
1.75%, 01/31/29 ............ 10 9,027
2.88%, 04/30/29 ............ 44 42,245
3.88%, 09/30/29 - 12/31/29 ..... 1,200 1,219,934
1.63%, 05/15/31 ............ 206 179,035
Total U.S. Treasury Obligations — 25.8%
(Cost: $11,341,219) .............................. 10,869,195
Total Long-Term Investments — 123.7%
(Cost: $55,303,373) .............................. 52,147,643
Shares
Shares
Short-Term Securities
Money Market Funds — 4.7%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.70%
(h)( i )
.... 1,962,807 1,962,807
Total Short-Term Securities — 4.7%
(Cost: $1,962,807) .............................. 1,962,807
Total Options Purchased — 0.3%
(Cost: $135,966 ) ................................ 127,679
Total Investments Before Options Written and TBA Sale
Commitments — 128.7%
(Cost: $57,402,146) .............................. 54,238,129
Total Options Written — (0.4)%
(Premiums Received — $(196,950)) .................. (165,762)
Par (000)
Pa r (000)
TBA Sale Commitments
(g)
Government National Mortgage
Association, 2.50%, 04/15/53 .... (43) (37,840)
Uniform Mortgage-Backed Securities
2.00% ,  04/25/53 - 05/25/53 ..... (1,315) (1,087,475)
2.50% ,  04/25/53 - 05/25/53 ..... (1,394) (1,201,527)
3.00% ,  04/25/53 ............ (243) (217,821)
3.50% ,  04/25/53 - 05/25/53 ..... (705) (655,153)
4.00% ,  04/25/53 ............ (493) (471,510)
4.50% ,  04/25/53 ............ (1,450) (1,420,704)
5.00% ,  04/25/53 ............ (972) (969,219)
5.50% ,  04/25/53 ............ (633) (639,392)
Security
Par (000)
Par (000) Value
TBA Sale Commitments
(g)
(continued)
6.00% ,  04/25/53 ............ USD (645) $ (658,226)
Total TBA Sale Commitments — (17.5)%
(Proceeds: $(7,314,260)) .......................... (7,358,867)
Total Investments Net of Options Written and TBA Sale
Commitments — 110.8%
(Cost: $49,890,936) .............................. 46,713,500
Liabilities in Excess of Other Assets — (10.8)% ........... (4,563,910)
Net Assets — 100.0% .............................. $ 42,149,590

BlackRock Sustainable Total Return Fund
Schedules of Investments
41
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Perpetual security with no stated maturity date.
(f)
Non-income producing security.
(g)
Represents or includes a TBA transaction.
(h)
Annualized 7-day yield as of period end.
(i)
Affiliate of the Fund.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 2,006,214 $ — $ (43,407)
(a)
$ — $ — $ 1,962,807 1,962,807 $ 84,931 $ —
— —
(a)
Represents net amount purchased (sold).

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
42
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 1 06/08/23 $ 147 $ 4,935
U.S. Treasury Long Bond ..................................................... 7 06/21/23 920 7,240
U.S. Treasury Ultra Bond ..................................................... 2 06/21/23 283 10,996
U.S. Treasury 2 Year Note .................................................... 5 06/30/23 1,033 717
U.S. Treasury 5 Year Note .................................................... 31 06/30/23 3,399 55,034
78,922
Short Contracts
Euro- Bobl ............................................................... 10 06/08/23 1,278 (29,389)
Euro-BTP ............................................................... 2 06/08/23 250 (8,314)
Euro-Schatz ............................................................. 1 06/08/23 115 (1,100)
Japan 10 Year Bond ........................................................ 1 06/13/23 1,116 (20,294)
U.S. Treasury 10 Year Note ................................................... 21 06/21/23 2,416 (46,420)
U.S. Treasury 10 Year Ultra Note ............................................... 12 06/21/23 1,455 (33,261)
3-mo. SOFR ............................................................. 1 03/19/24 239 143
(138,635)
$ (59,713)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 9,765 JPY 1,281,000 Deutsche Bank AG 06/21/23 $ 4
USD 19,433 EUR 18,000 Morgan Stanley & Co. International plc 06/21/23 (176)
USD 2,101,747 EUR 1,947,000 UBS AG 06/21/23 (19,285)
(19,461)
$ (19,457)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
3-mo. SOFR Interest Futures .................... 29 04/14/23 USD 95.81 USD 7,250 $ 725
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ........................... Goldman Sachs International 06/29/23 USD 1.08 EUR 483 $ 5,392
$ —

BlackRock Sustainable Total Return Fund
Schedules of Investments
43
Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if USDJPY < 128.51 and JPY
TONAR 10-Year > 0.89 ................ Citibank NA 12,000 06/30/23 USD 1,542 $ 1,200
(a)
Option only pays if both terms are met on the expiration date.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.29% Semi-Annual
Morgan Stanley & Co.
International plc 02/14/24 3.29 % USD 565 $ 25,242
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.31% Semi-Annual Bank of America NA 02/15/24 3.31 USD 272 12,390
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.32% Semi-Annual Bank of America NA 02/15/24 3.32 USD 281 13,019
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 03/28/24 3.00 USD 306 10,757
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.09% Semi-Annual
Morgan Stanley & Co.
International plc 03/27/26 3.09 USD 27 1,481
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.08% Semi-Annual Bank of America NA 03/30/26 3.08 USD 93 5,014
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.10% Semi-Annual Citibank NA 03/30/26 3.10 USD 82 4,516
72,419
Put
10-Year Interest Rate Swap
(a)
3.29% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 02/14/24 3.29 USD 565 13,938
10-Year Interest Rate Swap
(a)
3.32% Semi-Annual 1-day SOFR Annual Bank of America NA 02/15/24 3.32 USD 281 6,674
10-Year Interest Rate Swap
(a)
3.31% Semi-Annual 1-day SOFR Annual Bank of America NA 02/15/24 3.31 USD 272 6,583
10-Year Interest Rate Swap
(a)
3.00% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/28/24 3.00 USD 306 10,756
10-Year Interest Rate Swap
(a)
3.09% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/27/26 3.09 USD 27 1,341
10-Year Interest Rate Swap
(a)
3.08% Semi-Annual 1-day SOFR Annual Bank of America NA 03/30/26 3.08 USD 93 4,615
10-Year Interest Rate Swap
(a)
3.10% Semi-Annual 1-day SOFR Annual Citibank NA 03/30/26 3.10 USD 82 4,036
47,943
$ 120,362
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
3-mo. SOFR Interest Futures ..................... 39 04/14/23 USD 95.13 USD 9,750 $ (244)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ............................. Goldman Sachs International 06/29/23 USD 1.02 EUR 483 $ (885)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
44
Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.11% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/19/23 3.11 % USD 778 $ (25,211)
10-Year Interest Rate Swap
(a)
3.16% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 01/04/24 3.16 USD 243 (8,744)
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 01/08/24 3.15 USD 243 (8,667)
10-Year Interest Rate Swap
(a)
3.11% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 01/10/24 3.11 USD 668 (22,578)
10-Year Interest Rate Swap
(a)
2.95% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/13/26 2.95 USD 45 (2,192)
10-Year Interest Rate Swap
(a)
3.02% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.02 USD 107 (5,523)
10-Year Interest Rate Swap
(a)
3.12% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.12 USD 94 (5,228)
10-Year Interest Rate Swap
(a)
3.14% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.14 USD 124 (7,006)
10-Year Interest Rate Swap
(a)
3.13% Semi-Annual 1-day SOFR Annual Bank of America NA 03/23/26 3.13 USD 42 (2,358)
(87,507)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.11% Semi-Annual
Morgan Stanley & Co.
International plc 12/19/23 3.11 USD 778 (22,946)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.16% Semi-Annual Deutsche Bank AG 01/04/24 3.16 USD 243 (6,734)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.15% Semi-Annual
JPMorgan Chase
Bank NA 01/08/24 3.15 USD 243 (6,870)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.11% Semi-Annual
Morgan Stanley & Co.
International plc 01/10/24 3.11 USD 668 (20,113)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.95% Semi-Annual
Morgan Stanley & Co.
International plc 03/13/26 2.95 USD 45 (2,435)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.02% Semi-Annual
Goldman Sachs
International 03/16/26 3.02 USD 107 (5,530)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.12% Semi-Annual
Goldman Sachs
International 03/16/26 3.12 USD 94 (4,559)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.14% Semi-Annual
Goldman Sachs
International 03/16/26 3.14 USD 124 (5,932)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.13% Semi-Annual Bank of America NA 03/23/26 3.13 USD 42 (2,007)
(77,126)
$ (164,633)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.21% Annual 1-day TONAR Annual N/A 02/03/25 JPY 6,998 $ (95) $ — $ (95)
0.20% Annual 1-day TONAR Annual N/A 02/03/25 JPY 6,998 (90) — (90)
0.39% Annual 1-day TONAR Annual N/A 05/02/32 JPY 7,208 770 — 770
0.42% Annual 1-day TONAR Annual N/A 06/14/32 JPY 16,108 1,515 — 1,515
0.33% Annual 1-day TONAR Annual N/A 08/01/32 JPY 12,427 2,146 — 2,146
0.57% Annual 1-day TONAR Annual N/A 10/17/32 JPY 15,443 311 — 311
3.15% Annual 1-day SOFR Annual 02/14/28
(a)
02/14/33 USD 11 (67) — (67)
1-day ESTR Annual 2.69% Annual 02/15/28
(a)
02/15/33 EUR 10 6 — 6
3.46% Annual 1-day SOFR Annual N/A 02/15/33 USD 49 (1,017) — (1,017)
0.89% Annual 1-day TONAR Annual N/A 02/15/33 JPY 4,090 (758) — (758)

BlackRock Sustainable Total Return Fund
Schedules of Investments
45
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.90% Annual 1-day TONAR Annual N/A 02/15/33 JPY 4,090 $ (796) $ — $ (796)
0.90% Annual 1-day TONAR Annual N/A 02/15/33 JPY 8,179 (1,606) — (1,606)
0.92% Annual 1-day TONAR Annual N/A 02/15/33 JPY 11,846 (2,479) — (2,479)
3.49% Annual 1-day SOFR Annual N/A 02/17/33 USD 147 (3,500) — (3,500)
3.62% Annual 1-day SOFR Annual N/A 02/23/33 USD 98 (3,383) — (3,383)
3.28% Annual 1-day SOFR Annual 02/24/28
(a)
02/24/33 USD 11 (122) — (122)
1-day ESTR Annual 2.95% Annual 03/02/28
(a)
03/02/33 EUR 5 58 — 58
3.45% Annual 1-day SOFR Annual 03/02/28
(a)
03/02/33 USD 5 (98) — (98)
3.35% Annual 1-day SOFR Annual 03/03/28
(a)
03/03/33 USD 5 (73) — (73)
3.28% Annual 1-day SOFR Annual 03/03/28
(a)
03/03/33 USD 5 (57) — (57)
3.78% Annual 1-day SOFR Annual N/A 03/06/33 USD 147 (7,235) — (7,235)
1-day SOFR Annual 3.11% Annual N/A 03/14/33 USD 98 (765) 39 (804)
1-day SOFR Annual 3.31% Annual N/A 03/15/33 USD 81 717 — 717
1-day SOFR Annual 3.31% Annual N/A 03/15/33 USD 66 599 — 599
1-day SOFR Annual 3.21% Annual N/A 03/17/33 USD 74 80 — 80
1-day SOFR Annual 3.22% Annual N/A 03/17/33 USD 74 99 — 99
3.35% Annual 1-day SOFR Annual N/A 03/20/33 USD 22 (282) — (282)
1-day ESTR Annual 2.74% Annual 03/22/28
(a)
03/22/33 EUR 5 13 — 13
3.13% Annual 1-day SOFR Annual 03/22/28
(a)
03/22/33 USD 5 (27) — (27)
3-mo. BA Semi-Annual 3.30% Semi-Annual N/A 03/27/33 CAD 3 (4) — (4)
3-mo. BA Semi-Annual 3.35% Semi-Annual N/A 03/30/33 CAD 6 12 (14) 26
2.37% Annual 1-day SOFR Annual 02/03/43
(a)
02/03/53 USD 4 (1) — (1)
2.37% Annual 1-day SOFR Annual 02/09/43
(a)
02/09/53 USD 4 (1) — (1)
2.47% Annual 1-day SOFR Annual 02/10/43
(a)
02/10/53 USD 5 (26) — (26)
2.41% Annual 1-day SOFR Annual 02/17/43
(a)
02/17/53 USD 5 (12) — (12)
3.37% Semi-Annual 3-mo. BA Semi-Annual N/A 03/27/53 CAD 1 2 — 2
3.40% Semi-Annual 3-mo. BA Semi-Annual N/A 03/30/53 CAD 3 (8) 8 (16)
$ (16,174) $ 33 $ (16,207)
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/27 USD 17 $ (437) $ (330) $ (107)
$ – $ – $ –
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
Investment Grade
Total Return Index
At
Termination
JPMorgan Chase Bank
NA 06/20/23 USD 317 $ 3,466 $ (2,991) $ 6,457
1-day SOFR ....... Quarterly
iBoxx USD Liquid
Investment Grade
Total Return Index
At
Termination
JPMorgan Chase Bank
NA 06/20/23 USD 316 4,768 (2,981) 7,749
$ 8,234 $ (5,972) $ 14,206

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
46
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day ESTR ......................................... Euro Short-Term Rate 993.30%
1-day SOFR ......................................... Secured Overnight Financing Rate 4.87
1-day TONAR ........................................ Tokyo Overnight Average Rate (0.03)
3-mo. BA ........................................... Canadian Bankers Acceptances 5.06
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 47 $ (14) $ 6,342 $ (22,549) $ —
OTC Swaps ..................................................... — (6,302) 14,206 (107) —
Options Written ................................................... N/A N/A 31,330 (142) (165,762)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 79,065 $ — $ 79,065
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 4 — — 4
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — 5,392 121,087 1,200 127,679
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 6,342 — 6,342
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 14,206 — 14,206
$ — $ — $ — $ 5,396 $ 220,700 $ 1,200 $ 227,296
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 138,778 $ — $ 138,778
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 19,461 — — 19,461
Options written
(b)
Options written at value ..................... — — — 885 164,877 — 165,762
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 22,549 — 22,549
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 437 — — 5,972 — 6,409
$ — $ 437 $ — $ 20,346 $ 332,176 $ — $ 352,959
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.

BlackRock Sustainable Total Return Fund
Schedules of Investments
47
Schedule of Investments
(unaudited) (continued)
March 31, 2023
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 164,620 $ — $ 164,620
Forward foreign currency exchange contracts .... — — — (194,046) — — (194,046)
Options purchased
(a)
.................... — — — (15,729) 36,729 — 21,000
Options written ........................ — — — 15,459 (170,880) — (155,421)
Swaps .............................. — (11,353) — — 36,815 3,166 28,628
$ — $ (11,353) $ — $ (194,316) $ 67,284 $ 3,166 $ (135,219)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ 101,453 $ — $ 101,453
Forward foreign currency exchange contracts .... — — — (115,529) — — (115,529)
Options purchased
(b)
.................... — — — (4,015) (68,578) — (72,593)
Options written ........................ — — — 2,714 177,741 — 180,455
Swaps .............................. — 1,204 — — 2,730 — 3,934
$ — $ 1,204 $ — $ (116,830) $ 213,346 $ — $ 97,720
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 11,212,644
Average notional value of contracts — short ................................................................................. $ 4,305,805
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 2,107,827
Options
Average value of option contracts purchased ................................................................................ $ 3,659
Average value of option contracts written ................................................................................... $ 565
Average notional value of swaption contracts purchased ......................................................................... $ 7,487,252
Average notional value of swaption contracts written ........................................................................... $ 14,171,311
Credit default swaps
Average notional value — buy protection ................................................................................... $ 16,741
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 2,545,097
Average notional value — receives fixed rate ................................................................................ $ 209,913
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ —
(a)
Average notional value — receives fixed rate ................................................................................ $ —
(a)
Total return swaps
Average notional value ............................................................................................... $ 316,500
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 21,737 $ 19,085
Forward foreign currency exchange contracts ................................................................. 4 19,461
Options
(a)(b)
........................................................................................ 127,679 165,762
Swaps — centrally cleared .............................................................................. 232 —
Swaps — OTC
(c)
..................................................................................... 14,206 6,409
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 163,858 $ 210,717
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(22,694) (19,329)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 141,164 $ 191,388

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Total Return Fund
48
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 48,295 $ (4,365) $ — $ — $ 43,930
Citibank NA .................................... 9,752 — — — 9,752
Deutsche Bank AG ............................... 4 (4) — — —
Goldman Sachs International ........................ 5,392 (5,392) — — —
JPMorgan Chase Bank NA .......................... 14,206 (14,206) — — —
Morgan Stanley & Co. International plc .................. 63,515 (63,515) — — —
$ 141,164 $ (87,482) $ — $ — $ 53,682
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA .............................. $ 4,365 $ (4,365) $ — $ — $ —
Deutsche Bank AG ............................... 15,478 (4) — — 15,474
Goldman Sachs International ........................ 34,663 (5,392) — — 29,271
JPMorgan Chase Bank NA .......................... 21,946 (14,206) — — 7,740
Morgan Stanley & Co. International plc .................. 95,651 (63,515) — — 32,136
UBS AG ...................................... 19,285 — — — 19,285
$ 191,388 $ (87,482) $ — $ — $ 103,906
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 5,474,278 $ — $ 5,474,278
Corporate Bonds ........................................ — 11,978,673 — 11,978,673
Foreign Government Obligations .............................. — 409,517 — 409,517
Municipal Bonds ......................................... — 250,287 — 250,287
Non-Agency Mortgage-Backed Securities ........................ — 1,976,525 — 1,976,525
Preferred Securities ....................................... — 25,184 — 25,184
U.S. Government Sponsored Agency Securities .................... — 21,163,984 — 21,163,984
U.S. Treasury Obligations ................................... — 10,869,195 — 10,869,195
Short-Term Securities
Money Market Funds ...................................... 1,962,807 — — 1,962,807
Options Purchased
Foreign currency exchange contracts ........................... — 5,392 — 5,392
Interest rate contracts ...................................... 725 120,362 — 121,087
Other contracts .......................................... — 1,200 — 1,200

BlackRock Sustainable Total Return Fund
Schedules of Investments
49
Schedule of Investments
(unaudited) (continued)
March 31, 2023
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Liabilities
Investments
TBA Sale Commitments .................................... $ — $ (7,358,867) $ — $ (7,358,867)
$ 1,963,532 $ 44,915,730 $ — $ 46,879,262
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 4 $ — $ 4
Interest rate contracts ....................................... 79,065 20,548 — 99,613
Liabilities
Credit contracts ........................................... — (107) — (107)
Foreign currency exchange contracts ............................ — (20,346) — (20,346)
Interest rate contracts ....................................... (139,022) (187,182) — (326,204)
$ (59,957) $ (187,083) $ — $ (247,040)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
(unaudited)
March 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders
50
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 42,080,586 $ 46,255,849 $ 52,275,322
Investments, at value — affiliated
(b)
............................................................ 674,502 558,511 1,962,807
Cash   ............................................................................... 45,809 11,825 —
Cash pledged:
Futures contracts ...................................................................... 28,000 220,000 105,000
Centrally cleared swaps .................................................................. — 162,000 27,000
Foreign currency, at value
(c)
................................................................. — 30,068 44,058
Receivables: – – –
Investments sold ...................................................................... 36,689 944,019 304,510
TBA sale commitments .................................................................. — 997,789 7,314,260
Dividends — affiliated ................................................................... 3,467 1,737 11,119
Interest — unaffiliated ................................................................... 573,118 263,870 273,527
From the Manager ..................................................................... 28,989 14,336 29,034
Variation margin on futures contracts ......................................................... — — 21,737
Variation margin on centrally cleared swaps .................................................... — — 232
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — — 4
OTC swaps .......................................................................... — — 14,206
Prepaid expenses ....................................................................... 29,241 33,875 47,098
Total assets ...........................................................................
43,500,401 49,493,879 62,429,914
LIABILITIES
Bank overdraft .......................................................................... — — 1,064
Options written, at value
(d)
.................................................................. 1,672 — 165,762
TBA sale commitments, at value
(e)
............................................................ — 1,003,556 7,358,867
Payables: – – –
Investments purchased .................................................................. 101,025 2,071,508 12,489,802
Accounting services fees ................................................................. 24,750 13,460 19,839
Administration fees ..................................................................... — 1 3
Custodian fees ........................................................................ 3,751 6,233 4,267
Income dividend distributions .............................................................. 213,858 134,001 129,623
Printing and postage fees ................................................................ 34,365 1,821 645
Professional fees ...................................................................... 121,775 31,096 57,806
Registration fees ...................................................................... 589 — —
Service fees ......................................................................... 18 22 19
Transfer agent fees .................................................................... 616 — 506
Other accrued expenses ................................................................. — 4,350 7,166
Variation margin on futures contracts ......................................................... 6,363 7,037 19,085
Variation margin on centrally cleared swaps .................................................... — 25,118 —
Swap premiums received .................................................................. — — 6,302
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 25,864 19,461
OTC swaps .......................................................................... — — 107
Total liabilities ..........................................................................
508,782 3,324,067 20,280,324
NET ASSETS ..........................................................................
$ 42,991,619 $ 46,169,812 $ 42,149,590

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2023
51
Financial Statements
See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 49,918,867 $ 49,949,569 $ 49,945,408
Accumulated loss ....................................................................... (6,927,248) (3,779,757) (7,795,818)
NET ASSETS ..........................................................................
$ 42,991,619 $ 46,169,812 $ 42,149,590
(a)
  Investments, at cost — unaffiliated .......................................................... $ 45,774,675 $ 47,937,034 $ 55,439,339
(b)
  Investments, at cost — affiliated ............................................................ $ 674,502 $ 558,511 $ 1,962,807
(c)
  Foreign currency, at cost ................................................................. $ — $ 30,250 $ 43,785
(d)
  Premiums received .................................................................... $ 9,699 $ — $ 196,950
(e)
  Proceeds received from TBA sale commitments ................................................. $ — $ 997,789 $ 7,314,260

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders
52
See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
NET ASSET VALUE
Institutional
Net assets ............................................................................
$ 88,241 $ 92,297 $ 84,278
Shares outstanding .....................................................................
10,264 10,000 10,000
Net asset value ........................................................................
$ 8.60 $ 9.23 $ 8.43
Shares authorized ......................................................................
Unlimited Unlimited 500 million
Par value ............................................................................
$ 0.001 $ 0.001 $ 0.10
Investor A
Net assets ............................................................................
$ 88,525 $ 110,414 $ 94,624
Shares outstanding .....................................................................
10,297 11,963 11,228
Net asset value ........................................................................
$ 8.60 $ 9.23 $ 8.43
Shares authorized ......................................................................
Unlimited Unlimited 300 million
Par value ............................................................................
$ 0.001 $ 0.001 $ 0.10
Class K
Net assets ............................................................................
$ 42,814,853 $ 45,967,101 $ 41,970,688
Shares outstanding .....................................................................
4,980,000 4,980,330 4,980,000
Net asset value ........................................................................
$ 8.60 $ 9.23 $ 8.43
Shares authorized ......................................................................
Unlimited Unlimited 500 million
Par value ............................................................................
$ 0.001 $ 0.001 $ 0.10

Statements of Operations
(unaudited)

Six Months Ended March 31, 2023
53
Financial Statements
See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 528 $ — $ —
Dividends — affiliated ................................................................... 23,322 15,809 84,931
Interest — unaffiliated ................................................................... 1,232,635 805,532 707,804
Total investment income ...................................................................
1,256,485 821,341 792,735
EXPENSES
Investment advisory .................................................................... 105,689 71,228 80,860
Professional ......................................................................... 90,907 46,115 63,321
Accounting services .................................................................... 46,236 26,229 50,512
Printing and postage ................................................................... 35,247 1,416 2,638
Registration ......................................................................... 31,982 29,638 35,808
Administration ....................................................................... 8,983 9,765 8,812
Custodian ........................................................................... 6,705 2,209 8,176
Administration — class specific ............................................................ 4,228 4,595 4,147
Directors and Officer ................................................................... 808 848 916
Service — class specific ................................................................. 109 137 116
Transfer agent — class specific ............................................................ 87 83 80
Offering ............................................................................ — 6,673 8,992
Miscellaneous ........................................................................ 2,883 6,434 13,876
Total expenses .........................................................................
333,864 205,370 278,254
Less: – – –
Administration fees waived ............................................................... (8,983) (9,765) (8,812)
Administration fees waived by the Manager — class specific ......................................... (4,218) (4,583) (4,133)
Fees waived and/or reimbursed by the Manager ................................................. (207,889) (110,371) (184,239)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............................ (68) (59) (60)
Total expenses after fees waived and/or reimbursed ................................................
112,706 80,592 81,010
Net investment income ....................................................................
1,143,779 740,749 711,725
REALIZED AND UNREALIZED GAIN (LOSS) $ 2,135,918 $ 626,013 $ 1,582,984
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ (1,305,716) $ (1,145,346) $ (1,343,857)
Forward foreign currency exchange contracts ................................................. — (235,998) (194,046)
Foreign currency transactions ........................................................... — (14,555) (10,749)
Futures contracts .................................................................... 22,297 (38,431) 164,620
Options written ..................................................................... 12,837 — (155,421)
Swaps   .......................................................................... — (45,664) 28,628
(1,270,582) (1,479,994) (1,510,825)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. 3,436,918 2,352,566 2,922,825
Forward foreign currency exchange contracts ................................................. — (107,864) (115,529)
Foreign currency translations ............................................................ — 116 671
Futures contracts .................................................................... (38,445) (59,327) 101,453
Options written ..................................................................... 8,027 — 180,455
Swaps   .......................................................................... — (79,484) 3,934
3,406,500 2,106,007 3,093,809
Net realized and unrealized gain .............................................................
2,135,918 626,013 1,582,984
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 3,279,697 $ 1,366,762 $ 2,294,709

Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report to Shareholders
54
See notes to financial statements.
BlackRock Sustainable High Yield Bond
Fund
BlackRock Sustainable Low Duration
Bond Fund
Six Months Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Six Months Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 1,143,779 $ 1,844,109 $ 740,749 $ 588,548
Net realized gain (loss) .................................................... (1,270,582) (1,686,978) (1,479,994) 217,270
Net change in unrealized appreciation (depreciation) ................................ 3,406,500 (6,898,321) 2,106,007 (3,882,106)
Net increase (decrease) in net assets resulting from operations ...........................
3,279,697 (6,741,190) 1,366,762 (3,076,288)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional ........................................................... (2,461) (4,082) (2,939) (1,298)
  Investor A ............................................................ (2,370) (3,877) (3,363) (1,738)
  Class K .............................................................. (1,206,475) (2,040,030) (1,471,118) (664,697)
Decrease in net assets resulting from distributions to shareholders .........................
(1,211,306) (2,047,989) (1,477,420) (667,733)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .........................
721 4,263 3,549 50,020,942
NET ASSETS
Total increase (decrease) in net assets ........................................... 2,069,112 (8,784,916) (107,109) 46,276,921
Beginning of period ........................................................
40,922,507 49,707,423 46,276,921 —
End of period ............................................................
$ 42,991,619 $ 40,922,507 $ 46,169,812 $ 46,276,921
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
55
Financial Statements
See notes to financial statements.
BlackRock Sustainable Total Return Fund
Six Months Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 711,725 $ 810,640
Net realized loss ...................................................................................... (1,510,825) (2,450,609)
Net change in unrealized appreciation (depreciation) .............................................................. 3,093,809 (6,354,000)
Net increase (decrease) in net assets resulting from operations .........................................................
2,294,709 (7,993,969)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
  Institutional ......................................................................................... (2,590) (1,685)
  Investor A .......................................................................................... (2,782) (1,566)
  Class K ............................................................................................ (1,296,787) (857,656)
Decrease in net assets resulting from distributions to shareholders .......................................................
(1,302,159) (860,907)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .......................................................
302 50,011,614
NET ASSETS
Total increase in net assets ................................................................................. 992,852 41,156,738
Beginning of period ......................................................................................
41,156,738 —
End of period ..........................................................................................
$ 42,149,590 $ 41,156,738
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
56
BlackRock Sustainable High Yield Bond Fund
Institutional
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .........................................................
$ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
.................................................................
0.23  0.37  0.05
Net realized and unrealized gain (loss) ........................................................
0.43  (1.72) (0.05)
Net increase (decrease) from investment operations ................................................ 0.66  (1.35) 0.00
Distributions from net investment income
(c)
.................................................... (0.24) (0.41) (0.06)
Net asset value, end of period .............................................................. $ 8.60  $ 8.18  $ 9.94
Total Return
(d)
— — —
Based on net asset value .................................................................. 8.15%
(e)
(13.97)% 0.01%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................
1.60%
(g)
1.75% 1.32%
(g)(h)
Total expenses after fees waived and/or reimbursed ................................................
0.57%
(g)
0.57% 0.58%
(g)
Net investment income ...................................................................
5.38%
(g)
3.96% 2.80%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 88  $ 83  $ 99
Portfolio turnover rate ..................................................................... 18% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.40%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
57
Financial Highlights
BlackRock Sustainable High Yield Bond Fund
Investor A
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .........................................................
$ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
.................................................................
0.22  0.34  0.05
Net realized and unrealized gain (loss) ........................................................
0.43  (1.72) (0.05)
Net increase (decrease) from investment operations ................................................ 0.65  (1.38) 0.00
Distributions from net investment income
(c)
.................................................... (0.23) (0.38) (0.06)
Net asset value, end of period .............................................................. $ 8.60  $ 8.18  $ 9.94
Total Return
(d)
— — —
Based on net asset value .................................................................. 8.01%
(e)
(14.18)% (0.03)%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................
1.86%
(g)
2.00% 1.58%
(g)(h)
Total expenses after fees waived and/or reimbursed ................................................
0.82%
(g)
0.82% 0.83%
(g)
Net investment income ...................................................................
5.13%
(g)
3.71% 2.55%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 89  $ 84  $ 99
Portfolio turnover rate ..................................................................... 18% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.65%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
58
BlackRock Sustainable High Yield Bond Fund
Class K
Six Months
Ended
03/31/23
(unaudited)
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .........................................................
$ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
.................................................................
0.23  0.37  0.05
Net realized and unrealized gain (loss) ........................................................
0.43  (1.72) (0.05)
Net increase (decrease) from investment operations ................................................ 0.66  (1.35) 0.00
Distributions from net investment income
(c)
.................................................... (0.24) (0.41) (0.06)
Net asset value, end of period .............................................................. $ 8.60  $ 8.18  $ 9.94
Total Return
(d)
— — —
Based on net asset value .................................................................. 8.17%
(e)
(13.93)% 0.02%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................
1.58%
(g)
1.46% 0.96%
(g)(h)
Total expenses after fees waived and/or reimbursed ................................................
0.53%
(g)
0.53% 0.53%
(g)
Net investment income ...................................................................
5.41%
(g)
4.00% 2.85%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................. $ 42,815  $ 40,755  $ 49,509
Portfolio turnover rate ..................................................................... 18% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.04%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
59
Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.91% and 0.38%, respectively.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.34% and 0.39%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Low Duration
Bond Fund
Institutional
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................................
$ 9.25  $ 10.00
Net investment income
(b)
...............................................................................
0.15  0.11
Net realized and unrealized gain (loss) ......................................................................
0.12  (0.73)
Net increase (decrease) from investment operations .............................................................. 0.27  (0.62)
Distributions from net investment income
(c)
.................................................................. (0.29) (0.13)
Net asset value, end of period ............................................................................ $ 9.23  $ 9.25
Total Return
(d)
— —
Based on net asset value ................................................................................ 3.01%
(e)
(6.24)%
(e)
Ratios to Average Net Assets
(f)
Total expenses .......................................................................................
0.90%
(g)(h)
1.31%
(h)(i)
Total expenses after fees waived and/or reimbursed ..............................................................
0.37%
(g) (h)
0.37%
(h) (i)
Net investment income .................................................................................
3.19%
(h)
1.24%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 92  $ 93
Portfolio turnover rate
(j)
.................................................................................. 108% 178%
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
96% 167%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
60
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.17% and 0.64%, respectively.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.50% and 0.64%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Low Duration
Bond Fund
Investor A
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................................
$ 9.25  $ 10.00
Net investment income
(b)
...............................................................................
0.13  0.10
Net realized and unrealized gain (loss) ......................................................................
0.13  (0.74)
Net increase (decrease) from investment operations .............................................................. 0.26  (0.64)
Distributions from net investment income
(c)
.................................................................. (0.28) (0.11)
Net asset value, end of period ............................................................................ $ 9.23  $ 9.25
Total Return
(d)
— —
Based on net asset value ................................................................................ 2.88%
(e)
(6.46)%
(e)
Ratios to Average Net Assets
(f)
Total expenses .......................................................................................
1.16%
(g)(h)
1.48%
(h)(i)
Total expenses after fees waived and/or reimbursed ..............................................................
0.63%
(g) (h)
0.62%
(h) (i)
Net investment income .................................................................................
2.94%
(h)
1.08%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 110  $ 110
Portfolio turnover rate
(j)
.................................................................................. 108% 178%
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
96% 167%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
61
Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.89% and 0.35%, respectively.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.07% and 0.35%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Low Duration
Bond Fund
Class K
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................................
$ 9.25  $ 10.00
Net investment income
(b)
...............................................................................
0.15  0.12
Net realized and unrealized gain (loss) ......................................................................
0.13  (0.74)
Net increase (decrease) from investment operations .............................................................. 0.28  (0.62)
Distributions from net investment income
(c)
.................................................................. (0.30) (0.13)
Net asset value, end of period ............................................................................ $ 9.23  $ 9.25
Total Return
(d)
— —
Based on net asset value ................................................................................ 3.03%
(e)
(6.20)%
(e)
Ratios to Average Net Assets
(f)
Total expenses .......................................................................................
0.88%
(g)(h)
1.04%
(h)(i)
Total expenses after fees waived and/or reimbursed ..............................................................
0.34%
(g) (h)
0.33%
(h) (i)
Net investment income .................................................................................
3.22%
(h)
1.28%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 45,967  $ 46,074
Portfolio turnover rate
(j)
.................................................................................. 108% 178%
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
96% 167%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
62
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.37% and 0.42%, respectively.
(i)
Annualized.
(j)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.61% and 0.43%, respectively.
(k)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return
Fund
Institutional
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................................
$ 8.23  $ 10.00
Net investment income
(b)
...............................................................................
0.14  0.16
Net realized and unrealized gain (loss) ......................................................................
0.32  (1.76)
Net increase (decrease) from investment operations .............................................................. 0.46  (1.60)
Distributions from net investment income
(c)
.................................................................. (0.26) (0.17)
Net asset value, end of period ............................................................................ $ 8.43  $ 8.23
Total Return
(d)
— —
Based on net asset value ................................................................................ 5.65%
(e)
(16.16)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses .......................................................................................
1.35%
(h)(i)
1.58%
(i)(j)
Total expenses after fees waived and/or reimbursed ..............................................................
0.40%
(h) (i)
0.40%
(i) (j)
Net investment income .................................................................................
3.40%
(i)
1.80%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 84  $ 82
Portfolio turnover rate
(k)
.................................................................................. 295% 604%
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
182% 360%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
63
Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.61% and 0.68%, respectively.
(i)
Annualized.
(j)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.84% and 0.73%, respectively.
(k)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return
Fund
Investor A
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................................
$ 8.23  $ 10.00
Net investment income
(b)
...............................................................................
0.13  0.13
Net realized and unrealized gain (loss) ......................................................................
0.32  (1.76)
Net increase (decrease) from investment operations .............................................................. 0.45  (1.63)
Distributions from net investment income
(c)
.................................................................. (0.25) (0.14)
Net asset value, end of period ............................................................................ $ 8.43  $ 8.23
Total Return
(d)
— —
Based on net asset value ................................................................................ 5.52%
(e)
(16.38)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses .......................................................................................
1.59%
(h)(i)
1.81%
(i)(j)
Total expenses after fees waived and/or reimbursed ..............................................................
0.66%
(h) (i)
0.70%
(i) (j)
Net investment income .................................................................................
3.14%
(i)
1.53%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 95  $ 92
Portfolio turnover rate
(k)
.................................................................................. 295% 604%
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
182% 360%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
64
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.34% and 0.39%, respectively.
(i)
Annualized.
(j)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.33% and 0.39%, respectively.
(k)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return
Fund
Class K
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................................
$ 8.23  $ 10.00
Net investment income
(b)
...............................................................................
0.14  0.16
Net realized and unrealized gain (loss) ......................................................................
0.32  (1.76)
Net increase (decrease) from investment operations .............................................................. 0.46  (1.60)
Distributions from net investment income
(c)
.................................................................. (0.26) (0.17)
Net asset value, end of period ............................................................................ $ 8.43  $ 8.23
Total Return
(d)
— —
Based on net asset value ................................................................................ 5.67%
(e)
(16.12)%
(e)(f)
Ratios to Average Net Assets
(g)
Total expenses .......................................................................................
1.32%
(h)(i)
1.30%
(i)(j)
Total expenses after fees waived and/or reimbursed ..............................................................
0.37%
(h) (i)
0.36%
(i) (j)
Net investment income .................................................................................
3.43%
(i)
1.84%
(i)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 41,971  $ 40,982
Portfolio turnover rate
(k)
.................................................................................. 295% 604%
Six Months
Ended
03/31/23
(unaudited)
Period from
10/18/21
(a)
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..............................................................................
182% 360%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
65
Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) and BlackRock Bond Fund, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation.
The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of BlackRock Funds V and Board of Directors of BlackRock Bond Fund, Inc. are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the Directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has
Registrant Name Fund Name Herein Referred To As
Diversification
Classification
BlackRock Funds V ..................... BlackRock Sustainable High Yield Bond Fund Sustainable High Yield Bond Diversified
BlackRock Funds V ..................... BlackRock Sustainable Low Duration Bond Fund Sustainable Low Duration Bond Diversified
BlackRock Bond Fund, Inc. ................ BlackRock Sustainable Total Return Fund Sustainable Total Return Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ..................................... No No None
Investor A Shares .............................................. Yes No
(a)
None

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
66
the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a

Notes to Financial Statements
(unaudited) (continued)
67
Notes to Financial Statements
price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
68
effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are

Notes to Financial Statements
(unaudited) (continued)
69
Notes to Financial Statements
typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
70
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities

Notes to Financial Statements
(unaudited) (continued)
71
Notes to Financial Statements
comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’
investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each
Fund.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
72
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), and with respect to Sustainable
Low Duration Bond and Sustainable Total Return, BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service Fees: The Corporation and the Trust, on behalf of the applicable Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock
Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays
BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the six months ended March 31, 2023, the following table shows the class specific service borne directly by each share class of each Fund:
Administration: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended March 31, 2023, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended March 31, 2023, the Funds  did not pay any amounts to affiliates in return for these services.
Investment Advisory Fees
Average Daily Net Assets
Sustainable High
Yield Bond
Sustainable Low
Duration Bond
Sustainable Total
Return
First $1 billion ............................................................................. 0.500% 0.310% 0.390%
$1 billion - $3 billion ......................................................................... 0.470 0.290 0.370
$3 billion - $5 billion ......................................................................... 0.450 0.280 0.350
$5 billion - $10 billion ........................................................................ 0.440 0.270 0.340
Greater than $10 billion ....................................................................... 0.430 0.260 0.330
Share Class Service Fees
Investor A .............................................................................................................. 0.25%
Fund Name Investor A
Sustainable High Yield Bond .................................................................................................. $ 109
Sustainable Low Duration Bond ................................................................................................ 137
Sustainable Total Return ..................................................................................................... 116
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 9 $ 9 $ 4,210 $ 4,228
Sustainable Low Duration Bond ................................................................. 9 11 4,575 4,595
Sustainable Total Return ...................................................................... 9 9 4,129 4,147

Notes to Financial Statements
(unaudited) (continued)
73
Notes to Financial Statements
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended March 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the
six months ended March 31, 2023, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended March 31, 2023, there were no fees waived by the Manager pursuant to this arrangement.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of
Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended March 31, 2023, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The Funds also had a waiver of administration fees, which are included in Administration fees waived by the Manager in the Statements of Operations. For the six months ended March 31, 2023, the amounts waived were as follows:
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 9 $ 12 $ 66 $ 8 7
Sustainable Low Duration Bond ................................................................. 10 10 59 79
Sustainable Total Return ...................................................................... 10 10 60 80
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 9 $ 12 $ 66 $ 87
Sustainable Low Duration Bond ................................................................. 10 14 59 83
Sustainable Total Return ...................................................................... 10 10 60 80
Fund Name Amounts Waived
Sustainable High Yield Bond ............................................................................................. $ 458
Sustainable Low Duration Bond ........................................................................................... 312
Sustainable Total Return ................................................................................................ 1,553
Fund Name Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 0.58% 0.83% 0.53%
Sustainable Low Duration Bond ........................................................................ 0.40 0.65 0.35
Sustainable Total Return ............................................................................. 0.44 0.75 0.39
Fund Name
Fees waived
and/or
Reimbursed
by the
Manager
Sustainable High Yield Bond ................................................................................................... $ 207,431
Sustainable Low Duration Bond ................................................................................................. 110,059
Sustainable Total Return ...................................................................................................... 182,686
Fund Name Amounts
Sustainable High Yield Bond ................................................................................................... $ 8,983
Sustainable Low Duration Bond ................................................................................................. 9,765
Sustainable Total Return ...................................................................................................... 8,812

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
74
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2023, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 22, 2028, the repayment arrangement between Sustainable High Yield Bond and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Effective
October 19, 2028, the repayment arrangement between Sustainable Low Duration Bond and Sustainable Total Return and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated.
As of March 31, 2023, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Sustainable High Yield Bond
Institutional .................................................................................... $ 4 $ —
Investor A ..................................................................................... 4 2
Class K ...................................................................................... 4,210 66
$ 4,218 $ 68
Sustainable Low Duration Bond
Institutional .................................................................................... 3 —
Investor A ..................................................................................... 5 —
Class K ...................................................................................... 4,575 59
$ 4,583 $ 59
Sustainable Total Return
Institutional .................................................................................... 4 —
Class K ...................................................................................... 4,129 60
$ 4,133 $ 60
Expiring September 30,
2023 2024 2025
Sustainable High Yield Bond .........................................................
Fund Level ................................................................... $ 132,183 $ 419,665 $ 216,414
Institutional ................................................................... 64 246 4
Investor A .................................................................... 64 246 6
Class K ...................................................................... 1,977 9,456 4,276
Sustainable Low Duration Bond
Fund Level ................................................................... — 300,554 119,824
Institutional ................................................................... — 229 3
Investor A .................................................................... — 221 5
Class K ...................................................................... — 9,414 4,634
Sustainable Total Return
Fund Level ................................................................... — 381,248 191,498
Institutional ................................................................... — 231 4
Investor A .................................................................... — 187 —
Class K ...................................................................... — 9,014 4,18 9

Notes to Financial Statements
(unaudited) (continued)
75
Notes to Financial Statements
purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the six months ended March 31, 2023, the Funds did not participate in the Interfund Lending Program.
Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the
Manager for a portion of the compensation paid to the  Funds’ Chief Compliance Officer, which is included in  Directors  and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended March 31, 2023, purchases and sales of investments, including paydowns, mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended March 31, 2023, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of September 30, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of March 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day,
$2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of
(x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The
U.S. Government Securities
Other Securities
Fund Name Purchases Sales Purchases Sales
Sustainable High Yield Bond .............................................. $ — $ — $ 7,851,722 $ 7,452,114
Sustainable Low Duration Bond ............................................ 22,789,039 22,194,617 23,784,352 25,997,469
Sustainable Total Return ................................................. 11,588,673 4,567,801 110,622,264 115,971,496
Fund Name Purchases Sales
Sustainable Low Duration Bond ............................................................................ $ 5,136,983 $ 5,139,912
Sustainable Total Return ................................................................................. 45,867,186 45,859,375
Fund Name
Non-expiring
Capital Loss
Carryforwards
Sustainable High Yield Bond ................................................................................................ $ 1,711,104
Sustainable Low Duration Bond .............................................................................................. 375,651
Sustainable Total Return ................................................................................................... 3,162,757
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Sustainable High Yield Bond .......................................... $ 46,664,130 $ 102,536 $ (4,031,092) $ (3,928,556)
Sustainable Low Duration Bond ........................................ 48,562,692 293,745 (2,135,503) (1,841,758)
Sustainable Total Return ............................................ 57,456,934 358,657 (3,672,159) (3,313,502)

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
76
agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2023, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer

Notes to Financial Statements
(unaudited) (continued)
77
Notes to Financial Statements
margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact certain Funds’ performance.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31, 2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates on SOFR that will replace LIBOR in certain financial products after June 30, 2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
03/31/23
Year Ended
09/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable High Yield Bond
Institutional
Shares sold ..........................................
71 $ 600 184 $ 1,599
Shares issued in reinvestment of distributions .....................
6 54 3 26
77 $ 654 187 $ 1,625
Investor A
Shares sold ..........................................
— $ — 283 $ 2,587
Shares issued in reinvestment of distributions .....................
8 67 6 51
8 $ 67 289 $ 2,638
85 $ 721 476 $ 4,263
d
Six Months Ended
03/31/23
Period from
10/18/21
(a)
to 09/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable Low Duration Bond
Institutional
Shares sold ..........................................
— $ — 10,001 $ 100,010
Shares redeemed ......................................
— — (1) (10)
— $ — 10,000 $ 100,000

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
78
(a)
Commencement of operations.
As of March 31, 2023, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:
Effective April 13, 2023, the credit agreement was extended until April 2024 under the same terms.
d
Six Months Ended
03/31/23
Period from
10/18/21
(a)
to 09/30/22
Fund Name/Share Class
Shares Amount Shares Amount
Investor A
Shares sold ..........................................
— $ — 21,953 $ 216,401
Shares issued in reinvestment of distributions .....................
59 542 62 594
Shares redeemed ......................................
— — (10,111) (96,014)
59 $ 542 11,904 $ 120,981
Class K
Shares sold ..........................................
329 $ 3,000 4,980,008 $ 49,800,077
Shares issued in reinvestment of distributions .....................
1 7 — —
Shares redeemed ......................................
— — (8) (116)
330 $ 3,007 4,980,000 $ 49,799,961
389 $ 3,549 5,001,904 $ 50,020,942
Sustainable Total Return
Institutional
Shares sold ..........................................
— $ — 10,001 $ 100,010
Shares redeemed ......................................
— — (1) (10)
— $ — 10,000 $ 100,000
Investor A
Shares sold ..........................................
2 $ 18 11,178 $ 111,490
Shares issued in reinvestment of distributions .....................
36 299 15 133
Shares redeemed ......................................
(2) (15) (1) (10)
36 $ 302 11,192 $ 111,613
Class K
Shares sold ..........................................
— $ — 4,980,001 $ 49,800,011
Shares redeemed ......................................
— — (1) (10)
— $ — 4,980,000 $ 49,800,001
36 $ 302 5,001,192 $ 50,011,614
Institutional Investor A Class K
Sustainable High Yield Bond $ 10,000 $ 10,000 $ 4,980,000
Sustainable Low Duration Bond 10,000 10,000 4,980,000
Sustainable Total Return 10,000 10,000 4,980,000

Statement Regarding Liquidity Risk Management Program
79
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the “Trust”) and BlackRock Bond Fund,
Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for the BlackRock Sustainable High Yield Bond Fund, BlackRock
Sustainable Low Duration Bond Fund and BlackRock Sustainable Total Return Fund (the “Funds”), each a series of the Trust or the Corporation, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees of the Trust and the Board of Directors of Corporation (together, the “Board”), on behalf of the Funds, met on November 10-11, 2022 (the “Meeting”) to
review the Program. The Board previously appointed BlackRock Advisors, LLC, the investment adviser to each Fund, as the program administrator for each Fund’s Program.
BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on
behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information
2023
BlackRock Semi-Annual Report to Shareholders
80
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
81
Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Sustainable Low Duration Bond Fund and BlackRock Sustainable Total Return Fund.

Glossary of Terms Used in this Report
2023
BlackRock Semi-Annual Report to Shareholders
82
Currency Abbreviation
CAD Canadian Dollar
EUR Euro
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
BA Canadian Bankers Acceptances
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RB Revenue Bonds
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
TONAR Tokyo Overnight Average Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SHYB-03/23-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: May 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: May 24, 2023

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: May 24, 2023